UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23305

AMERICAN CENTURY ETF TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-28-2021

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)    Provided under separate cover.

Semiannual Report

February 28, 2021

American Century® Diversified Corporate Bond ETF (KORP)
American Century® Diversified Municipal Bond ETF (TAXF)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancenturyetfs.com.

Stocks Rallied as Stimulus, Vaccines Sparked Optimism

Stocks and other riskier assets delivered robust returns for the six-month period. Investors generally remained upbeat despite periodic upswings in virus cases, ongoing lockdowns in certain regions and uncertainty surrounding the U.S. political climate. Significant support from global central banks and federal governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop. Additionally, positive vaccine developments and a late-2020 federal coronavirus aid package also provided support. Furthermore, political clarity emerged following the January U.S. Senate run-off elections in Georgia, which triggered expectations for another federal COVID-19 relief bill. The record $1.9 trillion American Rescue Plan Act of 2021 worked its way through Congress in February (and ultimately passed in early March).

Overall, the improving economic backdrop combined with massive monetary and fiscal support drove inflation expectations and U.S. bond yields higher. For example, the yield on the benchmark 10-year U.S. Treasury note increased more than 70 basis points for the six-month period.
Non-U.S. stocks generally outpaced U.S. stocks for the period, and within the U.S. market, small-cap stocks (Russell 2000® Index) were top performers, gaining more than 40%. Value stocks outperformed growth stocks across the board. Rising yields pressured U.S. investment-grade bond returns, which declined nearly 2%, and municipal bonds, which were up slightly. Lower-quality bonds rallied in the risk-on climate.

A Return to Normalcy in Sight

The return to pre-pandemic life appears to be on the horizon thanks to declining COVID-19 cases and expanding vaccine distribution programs. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. Nevertheless, until the vaccine is more widely available, investors still may face the effects of virus-related restrictions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

FEBRUARY 28, 2021

Diversified Corporate Bond ETF
Portfolio at a Glance
Weighted Average Life to Maturity	5.9 years
Average Duration (effective)	4.9 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	94.9%
U.S. Treasury Securities	2.2%
Temporary Cash Investments	4.6%
Temporary Cash Investments - Securities Lending Collateral	0.3%
Other Assets and Liabilities	(2.0)%

3

Fund Characteristics

FEBRUARY 28, 2021

Diversified Municipal Bond ETF
Portfolio at a Glance
Weighted Average Life to Maturity	10.0 years
Average Duration (modified)	5.0 years

Top Five States and Territories	% of net assets
California	15.9%
New York	10.9%
Texas	8.6%
Illinois	8.1%
Arizona	5.8%

Top Five Sectors	% of fund investments
Special Tax	15%
General Obligation (GO) - Local	14%
General Obligation (GO) - State	9%
Hospital	8%
Corporate Municipal	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	98.4%
Temporary Cash Investments	2.1%
Other Assets and Liabilities	(0.5)%
4

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2020 to February 28, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Expenses Paid During Period(1) 9/1/20 - 2/28/21	Annualized Expense Ratio(1)
Diversified Corporate Bond ETF
Actual	$1,000	$1,012.50	$1.45	0.29%
Hypothetical	$1,000	$1,023.36	$1.45	0.29%
Diversified Municipal Bond ETF
Actual	$1,000	$1,023.50	$1.45	0.29%
Hypothetical	$1,000	$1,023.36	$1.45	0.29%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedules of Investments

FEBRUARY 28, 2021 (UNAUDITED)

Diversified Corporate Bond ETF
	Principal Amount	Value
CORPORATE BONDS — 94.9%
Aerospace and Defense — 1.6%
Boeing Co. (The), 2.20%, 2/4/26	$400,000	$400,908
Boeing Co. (The), 5.15%, 5/1/30	442,000	515,422
Boeing Co. (The), 3.625%, 2/1/31	500,000	529,068
L3Harris Technologies, Inc., 2.90%, 12/15/29	700,000	749,618
		2,195,016
Airlines — 1.0%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	765,000	817,310
United Airlines Pass Through Trust, 4.875%, 7/15/27	500,000	523,113
		1,340,423
Automobiles — 2.8%
Daimler Finance North America LLC, 0.75%, 3/1/24(1)(2)	1,000,000	1,002,397
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	600,000	610,566
Ford Motor Credit Co. LLC, 2.90%, 2/16/28	200,000	197,290
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	400,000	409,500
General Motors Financial Co., Inc., 2.90%, 2/26/25	1,100,000	1,169,525
General Motors Financial Co., Inc., 2.70%, 8/20/27	492,000	511,656
		3,900,934
Banks — 16.5%
Banco Santander SA, 2.75%, 5/28/25	1,180,000	1,251,743
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	1,744,000	1,757,998
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	732,000	750,454
Bank of Montreal, MTN, 1.85%, 5/1/25	1,084,000	1,120,508
Bank of New Zealand, 1.00%, 3/3/26(1)(2)	850,000	845,540
BPCE SA, VRN, 1.65%, 10/6/26(1)	945,000	953,435
Citigroup, Inc., VRN, 2.57%, 6/3/31	1,231,000	1,262,235
Cooperatieve Rabobank UA, VRN, 1.11%, 2/24/27(1)	1,045,000	1,039,216
Huntington Bancshares, Inc., 4.35%, 2/4/23	925,000	989,221
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	1,500,000	1,549,896
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	1,729,000	1,778,262
Lloyds Banking Group plc, VRN, 2.91%, 11/7/23	1,075,000	1,116,703
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	35,000	36,569
Natwest Group plc, 5.125%, 5/28/24	725,000	811,650
PNC Bank N.A., 4.05%, 7/26/28	600,000	692,801
Santander UK Group Holdings plc, VRN, 1.53%, 8/21/26	905,000	907,355
Societe Generale SA, VRN, 1.49%, 12/14/26(1)	885,000	880,170
Truist Bank, VRN, 2.64%, 9/17/29	645,000	680,493
UniCredit SpA, 3.75%, 4/12/22(1)	780,000	805,332
UniCredit SpA, VRN, 2.57%, 9/22/26(1)	670,000	677,942
Wells Fargo & Co., 3.00%, 10/23/26	4,000	4,344
Wells Fargo & Co., MTN, VRN, 3.20%, 6/17/27	20,000	21,778
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	2,136,000	2,220,402
Wells Fargo & Co., VRN, 2.19%, 4/30/26	700,000	729,429
		22,883,476
Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc., 4.00%, 4/13/28	1,200,000	1,365,016

6

Diversified Corporate Bond ETF
	Principal Amount	Value
Biotechnology — 0.7%
AbbVie, Inc., 4.25%, 11/14/28	$870,000	$1,012,106
Building Products — 0.8%
Lennox International, Inc., 1.70%, 8/1/27	906,000	911,645
Standard Industries, Inc., 4.75%, 1/15/28(1)	205,000	212,944
		1,124,589
Capital Markets — 6.8%
Ares Capital Corp., 2.15%, 7/15/26	1,000,000	988,197
CI Financial Corp., 3.20%, 12/17/30	775,000	780,027
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(1)	40,000	41,405
Credit Suisse Group AG, VRN, 1.31%, 2/2/27(1)	1,000,000	986,765
FS KKR Capital Corp., 3.40%, 1/15/26	670,000	670,070
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30	524,000	546,938
Goldman Sachs Group, Inc. (The), VRN, 1.09%, 12/9/26	1,395,000	1,385,000
Golub Capital BDC, Inc., 2.50%, 8/24/26	690,000	685,252
Morgan Stanley, MTN, VRN, 1.93%, 4/28/32	1,160,000	1,127,648
Morgan Stanley, VRN, 2.19%, 4/28/26	675,000	703,297
Owl Rock Capital Corp., 3.40%, 7/15/26	30,000	30,924
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	30,000	32,213
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)	640,000	663,288
Prospect Capital Corp., 3.71%, 1/22/26	700,000	698,231
		9,339,255
Chemicals — 2.1%
Dow Chemical Co. (The), 2.10%, 11/15/30	544,000	537,294
Huntsman International LLC, 4.50%, 5/1/29	700,000	793,376
LYB International Finance III LLC, 1.25%, 10/1/25	1,342,000	1,342,307
Nutrition & Biosciences, Inc., 1.83%, 10/15/27(1)	292,000	293,514
		2,966,491
Construction and Engineering — 0.7%
Quanta Services, Inc., 2.90%, 10/1/30	877,000	916,790
Consumer Finance — 4.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.75%, 1/30/26	725,000	709,288
Avolon Holdings Funding Ltd., 2.125%, 2/21/26(1)	665,000	641,432
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)	950,000	1,004,978
Capital One Financial Corp., 3.75%, 3/9/27	760,000	854,196
Navient Corp., 6.625%, 7/26/21	490,000	498,269
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	25,000	27,230
Synchrony Financial, 2.85%, 7/25/22	35,000	36,063
Synchrony Financial, 4.25%, 8/15/24	1,695,000	1,861,827
		5,633,283
Containers and Packaging — 1.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, 4.00%, 9/1/29(1)(2)	200,000	200,563
Berry Global, Inc., 0.95%, 2/15/24(1)	500,000	500,522
Berry Global, Inc., 1.57%, 1/15/26(1)	600,000	597,822
WRKCo, Inc., 3.00%, 9/15/24	896,000	959,799
		2,258,706
Diversified Financial Services — 1.3%
Deutsche Bank AG (New York), VRN, 3.73%, 1/14/32	310,000	308,670
GE Capital Funding LLC, 4.40%, 5/15/30(1)	1,250,000	1,435,666
		1,744,336

7

Diversified Corporate Bond ETF
	Principal Amount	Value
Diversified Telecommunication Services — 1.9%
AT&T, Inc., 4.10%, 2/15/28	$500,000	$570,442
Level 3 Financing, Inc., 3.625%, 1/15/29(1)	159,000	156,732
Telecom Italia SpA, 5.30%, 5/30/24(1)	650,000	704,727
Telefonica Emisiones SA, 4.10%, 3/8/27	625,000	708,862
Verizon Communications, Inc., 4.40%, 11/1/34	449,000	533,191
		2,673,954
Electric Utilities — 2.4%
Duke Energy Florida LLC, 1.75%, 6/15/30	900,000	885,936
NextEra Energy Capital Holdings, Inc., 3.25%, 4/1/26	700,000	768,984
NRG Energy, Inc., 2.00%, 12/2/25(1)	750,000	756,619
PSEG Power LLC, 3.00%, 6/15/21	918,000	923,074
		3,334,613
Entertainment — 0.4%
Netflix, Inc., 3.625%, 6/15/25(1)	307,000	327,530
Netflix, Inc., 4.875%, 4/15/28	223,000	254,238
		581,768
Equity Real Estate Investment Trusts (REITs) — 4.5%
Equinix, Inc., 5.375%, 5/15/27	664,000	717,644
Essex Portfolio LP, 1.70%, 3/1/28(2)	403,000	397,610
Federal Realty Investment Trust, 3.95%, 1/15/24	286,000	311,756
Highwoods Realty LP, 2.60%, 2/1/31	614,000	608,951
Host Hotels & Resorts LP, 3.75%, 10/15/23	35,000	37,187
Hudson Pacific Properties LP, 3.95%, 11/1/27	177,000	192,706
Hudson Pacific Properties LP, 3.25%, 1/15/30	292,000	302,141
Iron Mountain, Inc., 5.00%, 7/15/28(1)	5,000	5,194
Kilroy Realty LP, 2.50%, 11/15/32	675,000	656,004
National Health Investors, Inc., 3.00%, 2/1/31	790,000	768,613
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	812,000	833,522
Retail Properties of America, Inc., 4.00%, 3/15/25	218,000	229,635
Spirit Realty LP, 2.10%, 3/15/28(2)	55,000	54,420
Spirit Realty LP, 3.20%, 2/15/31	50,000	51,949
Spirit Realty LP, 2.70%, 2/15/32(2)	250,000	248,477
STORE Capital Corp., 2.75%, 11/18/30	767,000	766,174
		6,181,983
Food and Staples Retailing — 2.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	427,000	439,259
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 3/15/26(1)	772,000	764,704
Sysco Corp., 3.30%, 7/15/26	1,469,000	1,608,732
		2,812,695
Food Products — 0.8%
Kraft Heinz Foods Co., 3.95%, 7/15/25	600,000	667,713
Post Holdings, Inc., 5.00%, 8/15/26(1)	398,000	415,562
		1,083,275
Health Care Equipment and Supplies — 1.4%
Becton Dickinson and Co., 3.70%, 6/6/27	500,000	560,853
Becton Dickinson and Co., 1.96%, 2/11/31	150,000	146,881
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	595,000	635,433
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	544,000	598,574
		1,941,741

8

Diversified Corporate Bond ETF
	Principal Amount	Value
Health Care Providers and Services — 5.3%
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	$426,000	$449,085
Centene Corp., 4.25%, 12/15/27	686,000	715,155
Centene Corp., 4.625%, 12/15/29	500,000	540,147
CVS Health Corp., 3.75%, 4/1/30	730,000	817,171
DaVita, Inc., 4.625%, 6/1/30(1)	698,000	710,651
HCA, Inc., 5.00%, 3/15/24	1,800,000	2,016,744
Tenet Healthcare Corp., 5.125%, 5/1/25	600,000	603,750
Universal Health Services, Inc., 5.00%, 6/1/26(1)	1,376,000	1,418,739
		7,271,442
Hotels, Restaurants and Leisure — 1.2%
International Game Technology plc, 6.25%, 2/15/22(1)	600,000	612,375
Las Vegas Sands Corp., 3.90%, 8/8/29	321,000	342,403
Marriott International, Inc., 4.625%, 6/15/30	594,000	677,256
		1,632,034
Household Durables — 0.6%
PulteGroup, Inc., 5.00%, 1/15/27	700,000	821,538
Industrial Conglomerates — 0.4%
Carlisle Cos., Inc., 2.75%, 3/1/30	550,000	569,730
Insurance — 3.0%
Athene Global Funding, 1.45%, 1/8/26(1)	1,285,000	1,280,399
Athene Holding Ltd., 3.50%, 1/15/31	670,000	698,924
GA Global Funding Trust, 1.625%, 1/15/26(1)	790,000	798,720
SBL Holdings, Inc., 5.125%, 11/13/26(1)	675,000	718,263
SBL Holdings, Inc., 5.00%, 2/18/31(1)	695,000	691,895
		4,188,201
Internet and Direct Marketing Retail — 0.4%
QVC, Inc., 4.375%, 9/1/28	490,000	504,394
IT Services — 1.0%
Fidelity National Information Services, Inc., 1.15%, 3/1/26(2)	400,000	398,642
Global Payments, Inc., 1.20%, 3/1/26	640,000	635,536
International Business Machines Corp., 3.50%, 5/15/29	295,000	326,013
		1,360,191
Life Sciences Tools and Services — 0.7%
Thermo Fisher Scientific, Inc., 3.20%, 8/15/27	872,000	959,211
Machinery — 0.6%
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	215,000	229,510
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	540,000	635,427
		864,937
Media — 3.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	472,000	478,490
Comcast Corp., 2.35%, 1/15/27	1,693,000	1,781,449
CSC Holdings LLC, 5.875%, 9/15/22	625,000	658,663
DISH DBS Corp., 5.875%, 7/15/22	655,000	683,610
Sirius XM Radio, Inc., 4.625%, 7/15/24(1)	933,000	962,054
WPP Finance 2010, 3.75%, 9/19/24	436,000	479,873
		5,044,139
Metals and Mining — 1.5%
Steel Dynamics, Inc., 1.65%, 10/15/27	800,000	805,777
Teck Resources Ltd., 3.90%, 7/15/30(3)	1,200,000	1,305,777
		2,111,554

9

Diversified Corporate Bond ETF
	Principal Amount	Value
Multi-Utilities — 2.3%
Ameren Corp., 3.50%, 1/15/31	$750,000	$834,891
CenterPoint Energy, Inc., 4.25%, 11/1/28	50,000	57,807
NiSource, Inc., 3.49%, 5/15/27	850,000	941,189
WEC Energy Group, Inc., 1.375%, 10/15/27	1,369,000	1,353,085
		3,186,972
Oil, Gas and Consumable Fuels — 7.2%
Aker BP ASA, 3.00%, 1/15/25(1)	650,000	674,508
Boardwalk Pipelines LP, 3.40%, 2/15/31	158,000	163,318
BP Capital Markets America, Inc., 3.94%, 9/21/28	700,000	796,445
Diamondback Energy, Inc., 3.50%, 12/1/29	650,000	683,847
Energy Transfer Operating LP, 3.60%, 2/1/23	644,000	676,246
Energy Transfer Operating LP, 5.25%, 4/15/29	1,050,000	1,218,512
Hess Corp., 3.50%, 7/15/24	334,000	354,272
HollyFrontier Corp., 2.625%, 10/1/23	639,000	658,667
Magellan Midstream Partners LP, 3.25%, 6/1/30	578,000	621,349
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/29	700,000	719,739
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	672,000	698,766
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	750,000	894,987
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	800,000	858,668
Williams Cos., Inc. (The), 4.55%, 6/24/24	800,000	889,577
		9,908,901
Pharmaceuticals — 2.5%
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	729,000	747,196
Royalty Pharma plc, 1.20%, 9/2/25(1)	809,000	805,816
Royalty Pharma plc, 1.75%, 9/2/27(1)	662,000	663,569
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	555,000	620,313
Viatris, Inc., 2.30%, 6/22/27(1)	660,000	681,621
		3,518,515
Professional Services — 0.3%
Jaguar Holding Co. II / PPD Development LP, 4.625%, 6/15/25(1)	427,000	445,519
Real Estate Management and Development — 0.5%
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	655,000	681,609
Road and Rail — 0.9%
DAE Funding LLC, 2.625%, 3/20/25(1)	500,000	507,800
Union Pacific Corp., 2.40%, 2/5/30	708,000	733,573
		1,241,373
Semiconductors and Semiconductor Equipment — 2.1%
Broadcom, Inc., 3.46%, 9/15/26	276,000	299,659
Broadcom, Inc., 4.15%, 11/15/30	544,000	602,048
Microchip Technology, Inc., 2.67%, 9/1/23(1)	410,000	429,393
Microchip Technology, Inc., 4.25%, 9/1/25(1)	312,000	327,473
Micron Technology, Inc., 4.64%, 2/6/24	1,181,000	1,304,761
		2,963,334
Specialty Retail — 0.6%
Lowe's Cos., Inc., 1.30%, 4/15/28	837,000	811,360
Technology Hardware, Storage and Peripherals — 2.3%
Apple, Inc., 1.20%, 2/8/28	795,000	778,882
Dell International LLC / EMC Corp., 5.45%, 6/15/23(1)	968,000	1,062,159
EMC Corp., 3.375%, 6/1/23	641,000	665,871

10

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
Seagate HDD Cayman, 4.875%, 3/1/24	$618,000	$665,030
		3,171,942
Thrifts and Mortgage Finance — 1.3%
Nationwide Building Society, 1.00%, 8/28/25(1)	1,770,000	1,768,283
Trading Companies and Distributors — 1.5%
Aircastle Ltd., 5.50%, 2/15/22	1,000,000	1,044,394
Aircastle Ltd., 4.40%, 9/25/23	960,000	1,018,602
Aircastle Ltd., 5.25%, 8/11/25(1)	30,000	32,880
		2,095,876
Wireless Telecommunication Services — 0.7%
T-Mobile USA, Inc., 4.75%, 2/1/28	935,000	990,001
T-Mobile USA, Inc., 2.625%, 2/15/29	16,000	15,620
		1,005,621
TOTAL CORPORATE BONDS (Cost $131,579,001)		131,417,126
U.S. TREASURY SECURITIES — 2.2%
U.S. Treasury Notes, 0.125%, 10/31/22	1,700,000	1,700,133
U.S. Treasury Notes, 1.375%, 1/31/25	1,312,000	1,357,151
TOTAL U.S. TREASURY SECURITIES (Cost $3,020,045)		3,057,284
TEMPORARY CASH INVESTMENTS — 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $6,304,527)	6,304,527	6,304,527
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(4) — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $476,225)	476,225	476,225
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $141,379,798)		141,255,162
OTHER ASSETS AND LIABILITIES — (2.0)%		(2,728,257)
TOTAL NET ASSETS — 100.0%		$138,526,905

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	20	June 2021	$2,946,875	$580

^Amount represents value and unrealized appreciation (depreciation).

11

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $34,178,508, which represented 24.7% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $467,903. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $476,225.

See Notes to Financial Statements.
12

FEBRUARY 28, 2021 (UNAUDITED)

Diversified Municipal Bond ETF
	Principal Amount	Value
MUNICIPAL SECURITIES — 98.4%
Alabama — 1.1%
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs Group, Inc.)	$535,000	$580,753
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 4/1/49 (GA: Goldman Sachs Group, Inc.)	395,000	430,685
		1,011,438
Arizona — 5.8%
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/29	160,000	182,958
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), 5.00%, 1/1/25	550,000	643,016
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	195,493	211,932
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)	200,000	215,804
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	200,000	208,554
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	485,804
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	515,000	541,044
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	178,448
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.00%, 7/1/54(1)	60,000	61,572
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/27(2)	75,000	89,180
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28(2)	75,000	90,348
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	200,000	229,124
Phoenix GO, 5.00%, 7/1/21	525,000	533,447
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	250,000	309,595
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	750,000	921,097
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	75,000	103,607
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 4.00%, 10/1/23(1)	370,000	370,052
		5,375,582
California — 15.9%
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	535,000	673,891
Bay Area Toll Authority Rev., 4.00%, 4/1/29	230,000	269,806
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	500,000	544,490
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	100,000	120,276
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(3)	100,000	16,774
California Housing Finance Rev., 4.00%, 3/20/33	392,916	441,253
California Housing Finance Rev., 4.25%, 1/15/35	489,280	561,439
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/29(1)	50,000	57,808

13

Diversified Municipal Bond ETF
	Principal Amount	Value
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/30(1)	$110,000	$127,442
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/36(1)	175,000	197,587
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 7/1/39(1)	500,000	595,035
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	250,000	281,270
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/21(1)	200,000	200,974
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(1)	240,000	283,793
California Statewide Communities Development Authority Special Assessment, (Contra County Costa Assessment District No. 14-01), 4.00%, 9/2/21	330,000	334,726
California Statewide Communities Development Authority Special Assessment, (San Diego Assessment District No. 18-01), 5.00%, 9/2/29	250,000	305,332
California Statewide Communities Development Authority Special Tax, (Community Facilities District No. 2015), 4.00%, 9/1/40	245,000	266,134
CSCDA Community Improvement Authority Rev., 4.00%, 8/1/56(1)	300,000	324,702
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/30	515,000	601,916
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	500,000	576,710
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 3.00%, 9/1/25	155,000	161,941
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	40,000	44,040
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	465,000	473,728
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	100,000	103,448
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	110,000	113,793
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	100,000	103,754
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45	200,000	228,312
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	100,000	143,627
Los Angeles Unified School District GO, 4.00%, 7/1/40	565,000	619,884
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	100,000	114,124
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/22	600,000	627,504
Orange County Airport Rev., 5.00%, 7/1/24	110,000	126,373
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	415,000	467,008
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	250,000	282,445
Palomar Health GO, 5.00%, 8/1/27	545,000	649,624
Poway Unified School District Special Tax, (Poway Unified School District Community Facilities District No. 16), 4.00%, 9/1/31	315,000	364,694
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	300,000	312,603
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/38	250,000	306,235
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/35	600,000	702,582
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	125,000	167,290
State of California GO, 5.25%, 5/1/34 (AGM)	525,000	726,574
State of California GO, 5.00%, 8/1/34	245,000	296,146

14

Diversified Municipal Bond ETF
	Principal Amount	Value
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	$230,000	$298,878
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	280,000	313,816
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 14-1), 5.00%, 9/1/29	150,000	173,118
		14,702,899
Colorado — 3.5%
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	500,000	557,585
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	100,000	105,587
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	275,000	320,876
Colorado Health Facilities Authority Rev., (Sisters of Charity of Leavenworth Health System, Inc. Obligated Group), 4.00%, 1/1/38	200,000	233,702
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	100,000	107,103
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/30	250,000	318,220
Regional Transportation District Rev., (Denver Transit Partners LLC), 4.00%, 7/15/34	500,000	590,610
Vauxmont Metropolitan District GO, 5.00%, 12/15/21 (AGM)	100,000	103,291
Vauxmont Metropolitan District GO, 5.00%, 12/15/22 (AGM)	100,000	107,359
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	220,000	256,689
Village Metropolitan District GO, 5.00%, 12/1/49	500,000	543,000
		3,244,022
Connecticut — 1.8%
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 3.25%, 1/1/27(1)	450,000	456,687
State of Connecticut GO, 5.00%, 11/15/31	250,000	295,583
State of Connecticut GO, 5.00%, 4/15/34	750,000	941,377
		1,693,647
District of Columbia — 0.7%
District of Columbia Rev., (District of Columbia Income Tax Rev.), 5.00%, 10/1/26	530,000	656,935
Florida — 5.5%
Alachua County Health Facilities Authority Rev., (Shands Teaching Hospital & Clinics Obligated Group), VRN, 5.00%, 12/1/37	350,000	418,701
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	300,000	354,903
Florida Development Finance Corp. Rev., 5.00%, 6/15/35	250,000	287,128
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	216,787
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(1)	550,000	606,446
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	585,000	661,693
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	135,000	157,255
Osceola County Transportation Rev., 5.00%, 10/1/30	500,000	642,345
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/30	300,000	386,304
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	150,000	170,981
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	375,000	444,787
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	250,000	246,133

15

Diversified Municipal Bond ETF
	Principal Amount	Value
State of Florida GO, 5.00%, 6/1/21	$445,000	$450,344
		5,043,807
Georgia — 1.2%
Atlanta Water & Wastewater Rev., 4.00%, 11/1/37	500,000	582,445
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	500,000	575,445
		1,157,890
Hawaii — 1.6%
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/32	250,000	278,220
City & County of Honolulu GO, 5.00%, 3/1/27	1,000,000	1,248,990
		1,527,210
Illinois — 8.1%
Chicago GO, 5.00%, 1/1/26	250,000	288,097
Chicago GO, 5.00%, 1/1/30	400,000	487,084
Chicago GO, 5.00%, 1/1/40	380,000	380,673
Chicago GO, 5.50%, 1/1/49	100,000	116,233
Chicago Board of Education GO, 5.00%, 12/1/21	400,000	412,700
Chicago Board of Education GO, 5.00%, 12/1/22	200,000	214,036
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	327,026
Chicago Board of Education GO, 5.00%, 12/1/42	60,000	62,728
Chicago Wastewater Transmission Rev., 5.50%, 1/1/30 (AGM-CR NATL-RE)	100,000	124,353
Cook County GO, 5.00%, 11/15/22	500,000	540,505
Illinois Finance Authority Rev., 5.00%, 11/1/49	200,000	220,212
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	300,000	388,329
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	325,000	383,818
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/31 (AGM)	200,000	234,966
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/28	400,000	495,036
Northern Illinois University Rev., 4.00%, 4/1/35 (BAM)	250,000	284,280
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	100,000	105,614
State of Illinois GO, 5.00%, 11/1/21	440,000	451,787
State of Illinois GO, 5.00%, 11/1/24	85,000	95,071
State of Illinois GO, 5.00%, 10/1/25	105,000	119,734
State of Illinois GO, 5.00%, 11/1/29	280,000	320,631
State of Illinois GO, 5.00%, 10/1/30	600,000	706,566
State of Illinois GO, 5.00%, 10/1/33	200,000	232,050
State of Illinois GO, 5.50%, 5/1/39	40,000	48,602
State of Illinois GO, 5.75%, 5/1/45	100,000	122,281
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/22 (AGM)	300,000	307,398
		7,469,810
Iowa — 0.6%
Iowa Finance Authority Rev., (Iowa Fertilizer Co. LLC), 3.125%, 12/1/22	70,000	71,393
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	400,000	451,472
		522,865
Kansas — 0.4%
State of Kansas Department of Transportation Rev., 5.00%, 9/1/29	305,000	360,470
Kentucky — 2.2%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/30	370,000	443,774

16

Diversified Municipal Bond ETF
	Principal Amount	Value
Kentucky Bond Development Corp. Rev., 5.00%, 9/1/38	$250,000	$298,465
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	110,838
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	300,000	327,093
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	440,000	487,085
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	75,000	84,056
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	250,000	280,428
		2,031,739
Louisiana — 1.2%
Greater Ouachita Water Co. Rev., 4.00%, 9/1/30 (BAM)	100,000	121,340
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	100,000	108,052
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	250,000	289,135
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.00%, 6/1/37	50,000	50,685
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.10%, 6/1/37	500,000	510,690
		1,079,902
Maryland — 2.6%
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	200,000	213,206
Brunswick Special Tax, 5.00%, 7/1/36	100,000	117,521
Maryland Economic Development Corp. Rev., (Morgan State University), 4.00%, 7/1/40	250,000	274,478
Maryland Economic Development Corp. Tax Allocation, 3.25%, 9/1/30	500,000	537,220
State of Maryland GO, 4.00%, 8/1/26	750,000	884,940
State of Maryland GO, 5.00%, 8/1/27	125,000	158,165
State of Maryland Department of Transportation Rev., 5.00%, 2/1/22	230,000	240,184
		2,425,714
Massachusetts — 1.9%
Massachusetts GO, 5.00%, 5/1/25	260,000	307,900
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/21(1)	130,000	131,725
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/22(1)	115,000	120,595
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 4.00%, 10/1/32(1)	100,000	107,891
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(1)	150,000	164,685
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 4.00%, 10/1/45 (AGM)	300,000	338,769
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/32	460,000	580,538
		1,752,103
Michigan — 3.6%
Detroit GO, 5.00%, 4/1/25	50,000	56,725
Detroit GO, 5.00%, 4/1/36	550,000	666,034
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	350,000	385,665
Lansing Board of Water & Light Rev., VRN, 2.00%, 7/1/51	750,000	791,797
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 1.25%, 6/1/30	250,000	250,330

17

Diversified Municipal Bond ETF
	Principal Amount	Value
Michigan State Building Authority Rev., 5.00%, 4/15/26	$1,000,000	$1,217,520
		3,368,071
Nebraska — 0.2%
Omaha Public Power District Rev., 5.00%, 2/1/23	200,000	218,046
Nevada — 1.9%
Clark County Department of Aviation Rev., 5.00%, 7/1/21	420,000	426,514
Las Vegas Special Improvement District No. 815 Special Assessment, 4.00%, 12/1/31	250,000	272,307
Las Vegas Special Improvement District No. 815 Special Assessment, 5.00%, 12/1/49	200,000	221,582
Sparks Rev., 2.50%, 6/15/24(1)	180,000	181,595
State of Nevada Highway Improvement Rev., 4.00%, 12/1/33	360,000	420,419
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/25	200,000	220,812
		1,743,229
New Hampshire — 1.0%
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	295,689	331,985
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/27	500,000	577,995
		909,980
New Jersey — 3.6%
New Jersey Economic Development Authority Rev., 5.50%, 6/15/30	260,000	311,748
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/22	440,000	466,114
New Jersey Transportation Trust Fund Authority Rev., 5.50%, 12/15/22	155,000	169,113
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/28	375,000	466,110
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/32	350,000	422,096
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/33	150,000	180,211
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	150,000	181,819
State of New Jersey GO, 4.00%, 6/1/31	410,000	492,078
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	125,000	155,733
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	110,000	135,929
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	280,000	323,518
		3,304,469
New Mexico — 1.0%
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	100,000	100,039
New Mexico Municipal Energy Acquisition Authority Rev., VRN, 5.00%, 11/1/39 (LIQ FAC: Royal Bank of Canada)	500,000	583,890
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.625%, 5/15/25	200,000	200,322
		884,251
New York — 10.9%
Dutchess County Local Development Corp. Rev., (Bard College), 5.00%, 7/1/45(1)	100,000	116,699
Metropolitan Transportation Authority Rev., 5.00%, 2/1/23	165,000	177,811
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	110,000	128,475
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	560,000	654,052
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	750,000	939,457
Metropolitan Transportation Authority Rev., 5.00%, 11/15/38	255,000	306,342
New York City GO, 5.00%, 8/1/23	350,000	389,263

18

Diversified Municipal Bond ETF
	Principal Amount	Value
New York City GO, 5.00%, 8/1/27	$320,000	$400,579
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/28 (AGM)	250,000	313,382
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/22	360,000	382,774
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 5.00%, 3/1/30 (AGM)	100,000	129,050
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/23	100,000	103,217
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/29	500,000	652,580
New York City Water & Sewer System Rev., 5.00%, 6/15/25	550,000	620,983
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	200,000	280,258
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.50%, 10/1/37 (GA: Goldman Sachs Group, Inc.)	175,000	256,207
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	500,000	578,450
New York State Thruway Authority Rev., 5.00%, 1/1/27	405,000	455,467
New York State Thruway Authority Rev., 5.00%, 1/1/29	915,000	1,061,427
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	500,000	573,000
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/24	100,000	114,703
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/25	100,000	117,583
Suffolk County GO, 2.00%, 7/22/21	600,000	604,128
Town of Oyster Bay GO, 4.00%, 3/1/25 (AGM)	545,000	616,815
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	113,624
		10,086,326
North Carolina — 2.3%
North Carolina Medical Care Commission Rev., (Caromont Health Obligated Group), VRN, 5.00%, 2/1/51	500,000	604,025
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	50,000	50,203
North Carolina Turnpike Authority Rev., 5.00%, 2/1/24	200,000	225,904
State of North Carolina GO, 5.00%, 6/1/25	470,000	559,427
State of North Carolina Rev., 5.00%, 5/1/25	250,000	295,830
State of North Carolina Rev., 5.00%, 3/1/34	295,000	372,358
		2,107,747
Ohio — 2.3%
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	300,000	335,361
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	700,000	788,193
Columbus Sewerage Rev., 5.00%, 6/1/29	250,000	304,195
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	406,102
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	125,000	149,041
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	110,392
		2,093,284
Oregon — 0.5%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	268,902

19

Diversified Municipal Bond ETF
	Principal Amount	Value
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	$100,000	$107,062
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	50,000	58,232
		434,196
Pennsylvania — 2.9%
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 2/1/28	150,000	174,045
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/40	300,000	306,807
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	275,000	323,262
Geisinger Authority Rev., (Geisinger Health System Obligated Group), 5.00%, 2/15/32	120,000	146,146
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	225,000	270,365
Pennsylvania GO, 5.00%, 7/15/29	645,000	844,311
Pennsylvania State Public School Building Authority Rev., 5.00%, 6/1/29 (AGM)	290,000	366,775
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/46	180,000	210,821
		2,642,532
South Carolina — 0.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	100,000	109,708
South Carolina Jobs-Economic Development Authority Rev., (Bon Secours Mercy Health, Inc.), VRN, 5.00%, 12/1/48	500,000	587,525
		697,233
Tennessee — 0.5%
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	100,000	113,968
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	280,000	317,842
		431,810
Texas — 8.6%
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	425,000	504,700
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 5.00%, 8/15/29 (PSF-GTD)	400,000	520,628
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	115,000	126,827
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23, Prerefunded at 100% of Par(4)	600,000	652,020
Clear Creek Independent School District GO, 5.00%, 2/15/26(2)	750,000	908,467
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	50,000	57,524
Corpus Christi Utility System Rev., 5.00%, 7/15/33	400,000	524,324
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	240,000	308,990
Houston GO, 5.00%, 3/1/29	340,000	440,548
Houston Airport System Rev., (United Airlines, Inc.), 5.00%, 7/1/27	250,000	291,145
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 4.00%, 4/1/21	425,000	425,191
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27	240,000	256,303
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/26	565,000	635,919
Round Rock Independent School District GO, 5.00%, 8/1/24 (PSF-GTD)	160,000	184,994
San Antonio Water System Rev., 4.00%, 5/15/34	250,000	299,808
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/25	250,000	296,693

20

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Texas Transportation Commission Turnpike System Rev., Series 2012 A, (First Tier), 5.00%, 8/15/22, Prerefunded at 100% of Par(4)	$825,000	$883,294
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	260,000	340,977
University of Texas System Rev., 5.00%, 8/15/22, Prerefunded at 100% of Par(4)	250,000	267,665
		7,926,017
Virginia — 0.9%
Hampton Roads Transportation Accountability Commission Rev., 5.00%, 7/1/22	525,000	557,959
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	200,000	214,890
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	35,000	39,606
		812,455
Washington — 2.5%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	240,000	316,078
Port of Seattle Rev., 5.00%, 4/1/36	540,000	655,981
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	354,486
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.00%, 10/1/33	650,000	685,145
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.00%, 7/1/27(1)	300,000	301,803
		2,313,493
West Virginia — 0.4%
West Virginia Economic Development Authority Rev., (Arch Resources, Inc.), VRN, 4.125%, 7/1/45(2)	350,000	351,152
Wisconsin — 0.5%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/41	100,000	120,438
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	75,000	81,128
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	150,000	166,761
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	75,000	90,882
		459,209
TOTAL MUNICIPAL SECURITIES (Cost $88,027,139)		90,839,533
TEMPORARY CASH INVESTMENTS — 2.1%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Share Class (Cost $1,922,678)	1,922,361	1,922,361
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $89,949,817)		92,761,894
OTHER ASSETS AND LIABILITIES — (0.5)%		(484,691)
TOTAL NET ASSETS — 100.0%		$92,277,203

21

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $6,118,862, which represented 6.6% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.
22

Statements of Assets and Liabilities

FEBRUARY 28, 2021 (UNAUDITED)
	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF
Assets
Investment securities, at value (cost of $140,903,573 and $89,949,817, respectively) — including $467,903 and $— of securities on loan, respectively	$140,778,937	$92,761,894
Investment made with cash collateral received for securities on loan, at value (cost of $476,225)	476,225	—
Total investment securities, at value (cost of $141,379,798 and $89,949,817, respectively)	141,255,162	92,761,894
Deposits with broker for futures contracts	44,000	—
Receivable for investments sold	2,247,639	71,167
Interest receivable	961,109	905,010
Securities lending receivable	56	—
	144,507,966	93,738,071

Liabilities
Payable for collateral received for securities on loan	476,225	—
Payable for investments purchased	5,430,790	1,440,606
Payable for variation margin on futures contracts	43,421	—
Accrued management fees	30,625	20,262
	5,981,061	1,460,868

Net Assets	$138,526,905	$92,277,203

Shares outstanding (unlimited number of shares authorized)	2,650,000	1,700,000

Net Asset Value Per Share	$52.27	$54.28

Net Assets Consist of:
Capital paid in	$134,055,000	$89,007,514
Distributable earnings	4,471,905	3,269,689
	$138,526,905	$92,277,203

See Notes to Financial Statements.
23

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED)
	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF
Investment Income (Loss)
Income:
Interest	$1,398,985	$935,568
Securities lending, net	611	—
	1,399,596	935,568

Expenses:
Management fees	185,283	109,248

Net investment income (loss)	1,214,313	826,320

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (Note 4)	4,816,800	343,730
Swap agreement transactions	(13,563)	—
	4,803,237	343,730

Change in unrealized appreciation (depreciation) on:
Investments	(4,569,989)	359,018
Futures contracts	580	—
	(4,569,409)	359,018

Net realized and unrealized gain (loss)	233,828	702,748

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,448,141	$1,529,068

See Notes to Financial Statements.
24

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2020
	Diversified Corporate Bond ETF		Diversified Municipal Bond ETF
Increase (Decrease) in Net Assets	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020
Operations
Net investment income (loss)	$1,214,313	$2,547,168	$826,320	$1,076,197
Net realized gain (loss)	4,803,237	1,164,787	343,730	(45,346)
Change in net unrealized appreciation (depreciation)	(4,569,409)	2,286,080	359,018	1,218,506
Net increase (decrease) in net assets resulting from operations	1,448,141	5,998,035	1,529,068	2,249,357

Distributions to Shareholders
From earnings	(2,656,895)	(2,757,995)	(780,140)	(1,008,385)

Capital Share Transactions
Proceeds from shares sold	84,274,754	53,791,152	27,251,809	39,092,924
Payments for shares redeemed	(65,798,975)	(105,286)	(2,741,045)	—
Net increase (decrease) in net assets from capital share transactions	18,475,779	53,685,866	24,510,764	39,092,924

Net increase (decrease) in net assets	17,267,025	56,925,906	25,259,692	40,333,896

Net Assets
Beginning of period	121,259,880	64,333,974	67,017,511	26,683,615
End of period	$138,526,905	$121,259,880	$92,277,203	$67,017,511

Transactions in Shares of the Funds
Sold	1,600,000	1,050,000	500,000	750,000
Redeemed	(1,250,000)	(2,000)	(50,000)	—
Net increase (decrease) in shares of the funds	350,000	1,048,000	450,000	750,000

See Notes to Financial Statements.
25

Notes to Financial Statements

FEBRUARY 28, 2021 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Diversified Corporate Bond ETF (Diversified Corporate Bond ETF) and American Century Diversified Municipal Bond ETF (Diversified Municipal Bond ETF) (collectively, the funds) are two funds in a series issued by the trust. Diversified Corporate Bond ETF’s investment objective is to seek to provide current income. Diversified Municipal Bond ETF’s investment objective is to seek current income that is exempt from federal income tax. Shares of each fund are listed for trading on the NYSE Arca, Inc.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, municipal securities, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the funds determine that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the funds may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the funds to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The funds monitor for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

26

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2021.

Diversified Corporate Bond ETF
Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$476,225	—	—	—	$476,225
Gross amount of recognized liabilities for securities lending transactions					$476,225
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.
27

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 46% of the shares of Diversified Corporate Bond ETF. Various funds issued by American Century Municipal Trust own, in aggregate, 12% of the shares of Diversified Municipal Bond ETF. Related parties do not invest in the funds for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Diversified Corporate Bond ETF	0.29%
Diversified Municipal Bond ETF	0.29%

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in-kind transactions, for the period ended February 28, 2021 were as follows:

	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF
Purchases	$100,355,187(1)	$29,288,393
Sales	$95,290,262	$4,941,327
(1) $1,700,266 represented U.S. Treasury and Government Agency obligations.

Securities received or delivered in-kind through subscriptions and redemptions and in-kind net realized gain (loss) for the period ended February 28, 2021 were as follows:

	In-kind Subscriptions	In-kind Redemptions	In-kind Net Realized Gain/(Loss)*
Diversified Corporate Bond ETF	$77,073,777	$64,178,294	$3,452,131
Diversified Municipal Bond ETF	$2,314,295	$2,667,069	$292,765
*Net realized gain (loss) on in-kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in proceeds from shares sold in the Statements of Changes in Net Assets.
28

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

Diversified Corporate Bond ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$131,417,126	—
U.S. Treasury Securities	—	3,057,284	—
Temporary Cash Investments	$6,304,527	—	—
Temporary Cash Investments - Securities Lending Collateral	476,225	—	—
	$6,780,752	$134,474,410	—
Other Financial Instruments
Futures Contracts	$580	—	—

Diversified Municipal Bond ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$90,839,533	—
Temporary Cash Investments	$1,922,361	—	—
	$1,922,361	$90,839,533	—

29

7. Derivative Instruments

Credit Risk — The funds are subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. Diversified Corporate Bond ETF's average notional amount held during the period was $3,600,000.

Interest Rate Risk — The funds are subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. The funds may enter into futures contracts based on a bond index or a specific underlying security. The funds may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, the funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Diversified Corporate Bond ETF's average notional exposure to interest rate risk derivative instruments held during the period was $2,946,875 futures contracts sold.

Diversified Corporate Bond ETF

Value of Derivative Instruments as of February 28, 2021

	Assets Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$43,421

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(13,563)	Change in net unrealized appreciation (depreciation) on swap agreements	—
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	—	Change in net unrealized appreciation (depreciation) on futures contracts	$580
		$(13,563)		$580

30

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

A fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the funds.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF
Federal tax cost of investments	$141,379,813	$89,950,692
Gross tax appreciation of investments	$582,664	$3,105,569
Gross tax depreciation of investments	(707,315)	(294,367)
Net tax appreciation (depreciation) of investments	$(124,651)	$2,811,202

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2020, Diversified Municipal Bond ETF had accumulated short-term capital losses of $(57,142), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
31

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Diversified Corporate Bond ETF
2021(4)	$52.72	0.50	0.15	0.65	(0.88)	(0.22)	(1.10)	$52.27	1.25%	0.29%(5)	1.90%(5)	77%	$138,527
2020	$51.38	1.28	1.49	2.77	(1.40)	(0.03)	(1.43)	$52.72	5.48%	0.29%	2.50%	174%	$121,260
2019	$48.77	1.67	2.48	4.15	(1.54)	—	(1.54)	$51.38	8.70%	0.39%	3.37%	35%	$64,334
2018(6)	$50.00	0.96	(1.37)	(0.41)	(0.82)	—	(0.82)	$48.77	(0.77)%	0.45%(5)	3.09%(5)	38%	$12,291

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in-kind.
(4)Six months ended February 28, 2021 (unaudited).
(5)Annualized.
(6)January 11, 2018 (fund inception) through August 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Diversified Municipal Bond ETF
2021(4)	$53.61	0.59	0.67	1.26	(0.59)	$54.28	2.35%	0.29%(5)	2.19%(5)	7%	$92,277
2020	$53.37	1.19	0.20	1.39	(1.15)	$53.61	2.66%	0.29%	2.26%	23%	$67,018
2019(6)	$50.00	1.36	3.26	4.62	(1.25)	$53.37	9.42%	0.29%(5)	2.74%(5)	19%	$26,684

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in-kind.
(4)Six months ended February 28, 2021 (unaudited).
(5)Annualized.
(6)September 10, 2018 (fund inception) through August 31, 2019.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

34

Notes
35

Notes
36

Notes
37

Notes
38

Notes

39

Notes

40

Contact Us	americancenturyetfs.com
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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96947 2104

Semiannual Report

February 28, 2021

American Century® Focused Dynamic Growth ETF (FDG)
American Century® Focused Large Cap Value ETF (FLV)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

The funds utilize the ActiveShares® methodology licensed from Precidian Investments, LLC (Precidian). Precidian’s products and services are protected by domestic and international intellectual property protections, including, without limitation, the following issued patents and pending patent applications: 7813987, 8285624, 7925562, 13011746, 14528658, 14208966, 16196560.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancenturyetfs.com.

Stocks Rallied as Stimulus, Vaccines Sparked Optimism

Stocks and other riskier assets delivered robust returns for the six-month period. Investors generally remained upbeat despite periodic upswings in virus cases, ongoing lockdowns in certain regions and uncertainty surrounding the U.S. political climate. Significant support from global central banks and federal governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop. Additionally, positive vaccine developments and a late-2020 federal coronavirus aid package also provided support. Furthermore, political clarity emerged following the January U.S. Senate run-off elections in Georgia, which triggered expectations for another federal COVID-19 relief bill. The record $1.9 trillion American Rescue Plan Act of 2021 worked its way through Congress in February (and ultimately passed in early March).

Overall, the improving economic backdrop combined with massive monetary and fiscal support drove inflation expectations and U.S. bond yields higher. For example, the yield on the benchmark 10-year U.S. Treasury note increased more than 70 basis points for the six-month period.
Non-U.S. stocks generally outpaced U.S. stocks for the period, and within the U.S. market, small-cap stocks (Russell 2000® Index) were top performers, gaining more than 40%. Value stocks outperformed growth stocks across the board. Rising yields pressured U.S. investment-grade bond returns, which declined nearly 2%, and municipal bonds, which were up slightly. Lower-quality bonds rallied in the risk-on climate.

A Return to Normalcy in Sight

The return to pre-pandemic life appears to be on the horizon thanks to declining COVID-19 cases and expanding vaccine distribution programs. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. Nevertheless, until the vaccine is more widely available, investors still may face the effects of virus-related restrictions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

FEBRUARY 28, 2021

Focused Dynamic Growth ETF
Top Ten Holdings	% of net assets
Tesla, Inc.	7.4%
Amazon.com, Inc.	6.9%
Alphabet, Inc., Class C	5.7%
Square, Inc., Class A	4.9%
Chegg, Inc.	4.5%
Bill.com Holdings, Inc.	4.4%
Okta, Inc.	4.4%
DocuSign, Inc.	4.3%
Boston Beer Co., Inc. (The), Class A	4.2%
Facebook, Inc., Class A	3.7%

Top Five Industries	% of net assets
Software	18.8%
IT Services	16.1%
Interactive Media and Services	9.4%
Automobiles	7.4%
Biotechnology	7.1%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.
3

Fund Characteristics

FEBRUARY 28, 2021

Focused Large Cap Value ETF
Top Ten Holdings	% of net assets
Johnson & Johnson	5.8%
Medtronic plc	4.9%
Berkshire Hathaway, Inc., Class B	4.8%
JPMorgan Chase & Co.	4.1%
Unilever plc, ADR	3.9%
Emerson Electric Co.	3.7%
Cisco Systems, Inc.	3.5%
Bank of New York Mellon Corp. (The)	3.4%
Verizon Communications, Inc.	3.2%
Mondelez International, Inc., Class A	2.9%

Top Five Industries	% of net assets
Pharmaceuticals	9.4%
Health Care Equipment and Supplies	9.3%
Insurance	8.7%
Electrical Equipment	6.7%
Banks	6.1%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	86.6%
Foreign Common Stocks*	12.4%
Total Common Stocks	99.0%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	0.3%
*Includes depositary shares, dual listed securities and foreign ordinary shares.
4

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2020 to February 28, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Expenses Paid During Period(1) 9/1/20 - 2/28/21	Annualized Expense Ratio(1)
Focused Dynamic Growth ETF
Actual	$1,000	$1,098.20	$2.34	0.45%
Hypothetical	$1,000	$1,022.56	$2.26	0.45%
Focused Large Cap Value ETF
Actual	$1,000	$1,126.20	$2.21	0.42%
Hypothetical	$1,000	$1,022.71	$2.11	0.42%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedules of Investments

FEBRUARY 28, 2021 (UNAUDITED)

Focused Dynamic Growth ETF
	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 1.4%
Lockheed Martin Corp.	9,182	$3,032,355
Automobiles — 7.4%
Tesla, Inc.(1)	24,494	16,545,697
Beverages — 6.7%
Boston Beer Co., Inc. (The), Class A(1)	9,012	9,270,734
Constellation Brands, Inc., Class A	26,749	5,728,031
		14,998,765
Biotechnology — 7.1%
Alnylam Pharmaceuticals, Inc.(1)	25,747	3,813,131
Argenx SE, ADR(1)	9,169	3,032,005
Ascendis Pharma A/S, ADR(1)	5,548	859,774
Biogen, Inc.(1)	9,456	2,580,353
Blueprint Medicines Corp.(1)	27,379	2,689,165
Regeneron Pharmaceuticals, Inc.(1)	6,307	2,841,745
		15,816,173
Capital Markets — 4.2%
Intercontinental Exchange, Inc.	36,469	4,022,896
S&P Global, Inc.	16,217	5,341,231
		9,364,127
Diversified Consumer Services — 4.5%
Chegg, Inc.(1)	103,666	10,006,879
Electronic Equipment, Instruments and Components — 2.6%
Cognex Corp.	69,728	5,758,836
Energy Equipment and Services — 0.8%
Cactus, Inc., Class A	53,495	1,704,886
Entertainment — 1.9%
Netflix, Inc.(1)	7,819	4,213,268
Equity Real Estate Investment Trusts (REITs) — 0.7%
SBA Communications Corp.	6,059	1,545,833
Health Care Equipment and Supplies — 3.7%
Intuitive Surgical, Inc.(1)	8,735	6,435,948
Silk Road Medical, Inc.(1)	34,585	1,894,220
		8,330,168
Hotels, Restaurants and Leisure — 2.5%
Chipotle Mexican Grill, Inc.(1)	2,493	3,594,906
DraftKings, Inc., Class A(1)	32,428	1,995,295
		5,590,201
Interactive Media and Services — 9.4%
Alphabet, Inc., Class C(1)	6,193	12,614,274
Facebook, Inc., Class A(1)	32,000	8,243,840
		20,858,114
Internet and Direct Marketing Retail — 6.9%
Amazon.com, Inc.(1)	4,935	15,263,610
IT Services — 16.1%
BigCommerce Holdings, Inc.(1)	18,014	1,064,808
6

Focused Dynamic Growth ETF
	Shares	Value
Mastercard, Inc., Class A	18,537	$6,559,317
Okta, Inc.(1)	37,446	9,790,257
Square, Inc., Class A(1)	47,073	10,828,202
Visa, Inc., Class A	35,427	7,524,340
		35,766,924
Machinery — 1.8%
Westinghouse Air Brake Technologies Corp.	56,640	4,102,435
Professional Services — 0.9%
Verisk Analytics, Inc.	12,313	2,017,485
Software — 18.8%
Adobe, Inc.(1)	5,741	2,638,966
Bill.com Holdings, Inc.(1)	59,830	9,872,548
DocuSign, Inc.(1)	42,190	9,562,785
RingCentral, Inc., Class A(1)	11,471	4,337,873
salesforce.com, Inc.(1)	36,194	7,836,001
Slack Technologies, Inc., Class A(1)	188,465	7,713,873
		41,962,046
Specialty Retail — 1.0%
Ross Stores, Inc.	18,379	2,143,727
Textiles, Apparel and Luxury Goods — 1.3%
NIKE, Inc., Class B	21,707	2,925,669
TOTAL COMMON STOCKS (Cost $168,742,442)		221,947,198
TEMPORARY CASH INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $732,854)	732,854	732,854
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $169,475,296)		222,680,052
OTHER ASSETS AND LIABILITIES†		(18,069)
TOTAL NET ASSETS — 100.0%		$222,661,983

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
7

FEBRUARY 28, 2021 (UNAUDITED)

Focused Large Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.0%
Aerospace and Defense — 2.6%
Lockheed Martin Corp.	4,572	$1,509,903
Raytheon Technologies Corp.	42,935	3,090,891
		4,600,794
Banks — 6.1%
JPMorgan Chase & Co.	49,358	7,264,017
Truist Financial Corp.	64,570	3,677,907
		10,941,924
Beverages — 2.8%
Diageo plc, ADR	16,397	2,586,463
PepsiCo, Inc.	18,902	2,441,949
		5,028,412
Building Products — 2.0%
Johnson Controls International plc	65,320	3,644,203
Capital Markets — 3.4%
Bank of New York Mellon Corp. (The)	144,232	6,080,821
Commercial Services and Supplies — 1.7%
Republic Services, Inc.	34,153	3,042,691
Communications Equipment — 5.3%
Cisco Systems, Inc.	140,664	6,311,594
F5 Networks, Inc.(1)	16,841	3,199,453
		9,511,047
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	2,154	725,618
Containers and Packaging — 1.2%
Sonoco Products Co.	34,636	2,063,266
Diversified Financial Services — 4.8%
Berkshire Hathaway, Inc., Class B(1)	35,910	8,636,714
Diversified Telecommunication Services — 3.2%
Verizon Communications, Inc.	103,444	5,720,453
Electric Utilities — 3.1%
Duke Energy Corp.	32,910	2,816,767
Pinnacle West Capital Corp.	38,566	2,696,920
		5,513,687
Electrical Equipment — 6.7%
ABB Ltd., ADR	108,606	3,125,681
Emerson Electric Co.	76,364	6,559,667
Hubbell, Inc.	13,469	2,390,882
		12,076,230
Electronic Equipment, Instruments and Components — 1.8%
TE Connectivity Ltd.	25,300	3,289,759
Entertainment — 0.8%
Walt Disney Co. (The)(1)	7,173	1,355,984
Food and Staples Retailing — 1.6%
Walmart, Inc.	21,851	2,838,882
Food Products — 3.5%
Conagra Brands, Inc.	33,822	1,147,580

8

Focused Large Cap Value ETF
	Shares	Value
Mondelez International, Inc., Class A	97,192	$5,166,727
		6,314,307
Gas Utilities — 2.7%
Atmos Energy Corp.	56,268	4,760,835
Health Care Equipment and Supplies — 9.3%
Becton Dickinson and Co.	18,541	4,471,162
Hologic, Inc.(1)	19,963	1,439,133
Medtronic plc	74,698	8,737,425
Zimmer Biomet Holdings, Inc.	12,860	2,096,951
		16,744,671
Health Care Providers and Services — 0.7%
Universal Health Services, Inc., Class B(1)	10,344	1,296,414
Health Care Technology — 1.7%
Cerner Corp.	45,076	3,116,555
Household Products — 1.7%
Colgate-Palmolive Co.	24,527	1,844,431
Procter & Gamble Co. (The)	9,795	1,209,976
		3,054,407
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	6,033	1,220,778
Insurance — 8.7%
Aflac, Inc.	75,306	3,606,404
Chubb Ltd.	25,755	4,187,248
Marsh & McLennan Cos., Inc.	38,313	4,414,424
Reinsurance Group of America, Inc.	27,089	3,311,089
		15,519,165
Oil, Gas and Consumable Fuels — 4.7%
Chevron Corp.	45,604	4,560,400
TOTAL SE, ADR	82,378	3,822,339
		8,382,739
Personal Products — 3.9%
Unilever plc, ADR	135,866	7,073,184
Pharmaceuticals — 9.4%
Johnson & Johnson	65,030	10,304,654
Merck & Co., Inc.	30,979	2,249,695
Novartis AG, ADR	49,827	4,280,637
		16,834,986
Road and Rail — 0.4%
Union Pacific Corp.	3,706	763,288
Semiconductors and Semiconductor Equipment — 2.3%
Texas Instruments, Inc.	23,566	4,059,715
Software — 1.8%
Open Text Corp.	36,133	1,610,448
Oracle Corp. (New York)	23,898	1,541,660
		3,152,108
TOTAL COMMON STOCKS (Cost $159,154,767)		177,363,637
9

Focused Large Cap Value ETF
	Shares	Value
TEMPORARY CASH INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,241,331)	1,241,331	$1,241,331
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $160,396,098)		178,604,968
OTHER ASSETS AND LIABILITIES — 0.3%		458,299
TOTAL NET ASSETS — 100.0%		$179,063,267

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
10

Statements of Assets and Liabilities

FEBRUARY 28, 2021 (UNAUDITED)
	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Assets
Investment securities, at value (cost of $169,475,296 and $160,396,098, respectively)	$222,680,052	$178,604,968
Dividends and interest receivable	63,059	516,228
	222,743,111	179,121,196

Liabilities
Accrued management fees	81,128	57,929

Net Assets	$222,661,983	$179,063,267

Shares outstanding (unlimited number of shares authorized)	2,980,000	3,275,000

Net Asset Value Per Share	$74.72	$54.68

Net Assets Consist of:
Capital paid in	$162,628,703	$158,457,224
Distributable earnings	60,033,280	20,606,043
	$222,661,983	$179,063,267

See Notes to Financial Statements.
11

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED)
	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $– and $21,342, respectively)	$367,402	$1,579,101
Interest	77	159
	367,479	1,579,260

Expenses:
Management fees	464,052	280,290

Net investment income (loss)	(96,573)	1,298,970

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions (Note 4)	7,121,489	1,890,577
Change in net unrealized appreciation (depreciation) on investments	9,575,388	13,259,232

Net realized and unrealized gain (loss)	16,696,877	15,149,809

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,600,304	$16,448,779

See Notes to Financial Statements.
12

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2020
	Focused Dynamic Growth ETF		Focused Large Cap Value ETF
Increase (Decrease) in Net Assets	February 28, 2021	August 31, 2020(1)	February 28, 2021	August 31, 2020(1)
Operations
Net investment income (loss)	$(96,573)	$(63,174)	$1,298,970	$447,175
Net realized gain (loss)	7,121,489	(111,378)	1,890,577	(170,169)
Change in net unrealized appreciation (depreciation)	9,575,388	43,629,368	13,259,232	4,949,638
Net increase (decrease) in net assets resulting from operations	16,600,304	43,454,816	16,448,779	5,226,644

Distributions to Shareholders
From earnings	(21,840)	—	(975,754)	(93,626)

Capital Share Transactions
Proceeds from shares sold	20,128,322	165,758,589	80,867,015	77,590,209
Payments for shares redeemed	(23,258,208)	—	—	—
Net increase (decrease) in net assets from capital share transactions	(3,129,886)	165,758,589	80,867,015	77,590,209

Net increase (decrease) in net assets	13,448,578	209,213,405	96,340,040	82,723,227

Net Assets
Beginning of period	209,213,405	—	82,723,227	—
End of period	$222,661,983	$209,213,405	$179,063,267	$82,723,227

Transactions in Shares of the Funds
Sold	275,000	3,075,000	1,585,000	1,690,000
Redeemed	(370,000)	—	—	—
Net increase (decrease) in shares of the funds	(95,000)	3,075,000	1,585,000	1,690,000

(1)March 31, 2020 (fund inception) through August 31, 2020.

See Notes to Financial Statements.
13

Notes to Financial Statements

FEBRUARY 28, 2021 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Focused Dynamic Growth ETF (Focused Dynamic Growth ETF) and American Century Focused Large Cap Value ETF (Focused Large Cap Value ETF) (collectively, the funds) are two funds in a series issued by the trust. The funds’ investment objective is to seek long-term capital growth. Shares of each fund are listed for trading on the Cboe BZX Exchange, Inc. The funds incepted on March 31, 2020.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the funds determine that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the funds may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the funds to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The funds monitor for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The funds also monitor for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The funds may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

14

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 43% and 43% of the shares of Focused Dynamic Growth ETF and Focused Large Cap Value ETF, respectively. Related parties do not invest in the funds for the purpose of exercising management or control.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Focused Dynamic Growth ETF	0.45%
Focused Large Cap Value ETF	0.42%

15

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in-kind transactions, for the period ended February 28, 2021 were as follows:

	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Purchases	$40,343,932	$61,725,609
Sales	$34,146,975	$44,870,158

Securities received or delivered in-kind through subscriptions and redemptions and in-kind net realized gain (loss) for the period ended February 28, 2021 were as follows:

	In-kind Subscriptions	In-kind Redemptions	In-kind Net Realized Gain/(Loss)*
Focused Dynamic Growth ETF	$13,070,614	$22,669,000	$6,492,776
Focused Large Cap Value ETF	$64,497,961	—	—
*Net realized gain (loss) on in-kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in proceeds from shares sold in the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

16

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.
A fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Federal tax cost of investments	$169,645,368	$160,513,049
Gross tax appreciation of investments	$54,754,053	$20,545,292
Gross tax depreciation of investments	(1,719,369)	(2,453,373)
Net tax appreciation (depreciation) of investments	$53,034,684	$18,091,919

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2020, Focused Large Cap Value ETF had accumulated short-term capital losses of $(88,933), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

17

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Focused Dynamic Growth ETF
2021(4)	$68.04	(0.03)	6.72	6.69	(0.01)	$74.72	9.82%	0.45%(5)	(0.09)%(5)	17%	$222,662
2020(6)	$40.00	(0.04)	28.08	28.04	—	$68.04	70.11%	0.45%(5)	(0.16)%(5)	27%	$209,213

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in-kind.
(4)Six months ended February 28, 2021 (unaudited).
(5)Annualized.
(6)March 31, 2020 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Focused Large Cap Value ETF
2021(4)	$48.95	0.51	5.64	6.15	(0.42)	$54.68	12.62%	0.42%(5)	1.94%(5)	35%	$179,063
2020(6)	$40.00	0.41	8.60	9.01	(0.06)	$48.95	22.53%	0.42%(5)	2.10%(5)	73%	$82,723

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in-kind.
(4)Six months ended February 28, 2021 (unaudited).
(5)Annualized.
(6)March 31, 2020 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

20

Notes

21

Notes

22

Notes

23

Notes

24

Contact Us	americancenturyetfs.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-ACI-ETFS
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96953 2104

Semiannual Report

February 28, 2021

American Century® Mid Cap Growth Impact ETF (MID)
American Century® Sustainable Equity ETF (ESGA)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancenturyetfs.com.

Stocks Rallied as Stimulus, Vaccines Sparked Optimism

Stocks and other riskier assets delivered robust returns for the six-month period. Investors generally remained upbeat despite periodic upswings in virus cases, ongoing lockdowns in certain regions and uncertainty surrounding the U.S. political climate. Significant support from global central banks and federal governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop. Additionally, positive vaccine developments and a late-2020 federal coronavirus aid package also provided support. Furthermore, political clarity emerged following the January U.S. Senate run-off elections in Georgia, which triggered expectations for another federal COVID-19 relief bill. The record $1.9 trillion American Rescue Plan Act of 2021 worked its way through Congress in February (and ultimately passed in early March).

Overall, the improving economic backdrop combined with massive monetary and fiscal support drove inflation expectations and U.S. bond yields higher. For example, the yield on the benchmark 10-year U.S. Treasury note increased more than 70 basis points for the six-month period.
Non-U.S. stocks generally outpaced U.S. stocks for the period, and within the U.S. market, small-cap stocks (Russell 2000® Index) were top performers, gaining more than 40%. Value stocks outperformed growth stocks across the board. Rising yields pressured U.S. investment-grade bond returns, which declined nearly 2%, and municipal bonds, which were up slightly. Lower-quality bonds rallied in the risk-on climate.

A Return to Normalcy in Sight

The return to pre-pandemic life appears to be on the horizon thanks to declining COVID-19 cases and expanding vaccine distribution programs. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. Nevertheless, until the vaccine is more widely available, investors still may face the effects of virus-related restrictions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

FEBRUARY 28, 2021

Mid Cap Growth Impact ETF
Top Ten Holdings	% of net assets
Twilio, Inc., Class A	5.4%
Square, Inc., Class A	5.2%
RingCentral, Inc., Class A	4.9%
Cadence Design Systems, Inc.	4.7%
Aptiv plc	4.7%
Keysight Technologies, Inc.	4.4%
DocuSign, Inc.	4.4%
Palo Alto Networks, Inc.	4.2%
Chipotle Mexican Grill, Inc.	4.2%
Align Technology, Inc.	4.1%

Top Five Industries	% of net assets
Software	20.7%
IT Services	10.6%
Health Care Equipment and Supplies	7.2%
Health Care Technology	6.2%
Biotechnology	5.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	(0.2)%

3

Fund Characteristics

FEBRUARY 28, 2021

Sustainable Equity ETF
Top Ten Holdings	% of net assets
Microsoft Corp.	6.9%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.2%
Alphabet, Inc., Class A	4.0%
Walt Disney Co. (The)	2.5%
JPMorgan Chase & Co.	2.0%
NextEra Energy, Inc.	1.9%
Prologis, Inc.	1.8%
PayPal Holdings, Inc.	1.7%
Home Depot, Inc. (The)	1.7%

Top Five Industries	% of net assets
Software	8.5%
Internet and Direct Marketing Retail	5.9%
IT Services	5.8%
Technology Hardware, Storage and Peripherals	5.8%
Semiconductors and Semiconductor Equipment	5.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.
4

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2020 to February 28, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Expenses Paid During Period(1) 9/1/20 - 2/28/21	Annualized Expense Ratio(1)
Mid Cap Growth Impact ETF
Actual	$1,000	$1,236.30	$2.50	0.45%
Hypothetical	$1,000	$1,022.56	$2.26	0.45%
Sustainable Equity ETF
Actual	$1,000	$1,087.30	$2.02	0.39%
Hypothetical	$1,000	$1,022.86	$1.96	0.39%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedules of Investments

FEBRUARY 28, 2021 (UNAUDITED)

Mid Cap Growth Impact ETF
	Shares	Value
COMMON STOCKS — 99.3%
Auto Components — 4.7%
Aptiv plc(1)	3,282	$491,774
Biotechnology — 5.7%
Alnylam Pharmaceuticals, Inc.(1)	1,510	223,631
Argenx SE, ADR(1)	654	216,265
Turning Point Therapeutics, Inc.(1)	1,365	160,947
		600,843
Building Products — 3.4%
Trane Technologies plc	2,367	362,719
Capital Markets — 5.4%
MarketAxess Holdings, Inc.	496	275,746
MSCI, Inc.	712	295,138
		570,884
Chemicals — 5.4%
Albemarle Corp.	2,571	404,187
Element Solutions, Inc.	9,076	163,822
		568,009
Containers and Packaging — 3.6%
Ball Corp.	4,466	381,352
Electrical Equipment — 1.9%
Generac Holdings, Inc.(1)	610	201,032
Electronic Equipment, Instruments and Components — 4.4%
Keysight Technologies, Inc.(1)	3,297	466,591
Health Care Equipment and Supplies — 7.2%
Align Technology, Inc.(1)	770	436,675
DexCom, Inc.(1)	828	329,362
		766,037
Health Care Providers and Services — 3.0%
Encompass Health Corp.	3,892	313,072
Health Care Technology — 6.2%
Teladoc Health, Inc.(1)	1,147	253,590
Veeva Systems, Inc., Class A(1)	1,451	406,440
		660,030
Hotels, Restaurants and Leisure — 4.2%
Chipotle Mexican Grill, Inc.(1)	305	439,810
IT Services — 10.6%
Square, Inc., Class A(1)	2,396	551,152
Twilio, Inc., Class A(1)	1,438	564,961
		1,116,113
Leisure Products — 3.8%
Peloton Interactive, Inc., Class A(1)	3,340	402,370
Life Sciences Tools and Services — 1.2%
Bio-Techne Corp.	363	131,293
Machinery — 1.7%
Westinghouse Air Brake Technologies Corp.	2,523	182,741
Pharmaceuticals — 2.8%
Horizon Therapeutics plc(1)	3,253	295,730
6

Mid Cap Growth Impact ETF
	Shares	Value
Semiconductors and Semiconductor Equipment — 3.4%
Marvell Technology Group Ltd.	7,421	$358,286
Software — 20.7%
Cadence Design Systems, Inc.(1)	3,486	491,840
DocuSign, Inc.(1)	2,033	460,800
Palo Alto Networks, Inc.(1)	1,249	447,529
RingCentral, Inc., Class A(1)	1,365	516,188
Splunk, Inc.(1)	1,859	265,856
		2,182,213
TOTAL COMMON STOCKS (Cost $8,627,839)		10,490,899
TEMPORARY CASH INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $92,202)	92,202	92,202
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $8,720,041)		10,583,101
OTHER ASSETS AND LIABILITIES — (0.2)%		(17,139)
TOTAL NET ASSETS — 100.0%		$10,565,962

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
7

FEBRUARY 28, 2021 (UNAUDITED)

Sustainable Equity ETF
	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.7%
Lockheed Martin Corp.	2,814	$929,324
Air Freight and Logistics — 1.1%
Expeditors International of Washington, Inc.	5,005	459,659
United Parcel Service, Inc., Class B	6,016	949,505
		1,409,164
Auto Components — 1.2%
Aptiv plc(1)	9,964	1,493,006
Automobiles — 1.5%
Tesla, Inc.(1)	2,828	1,910,314
Banks — 4.7%
Bank of America Corp.	51,823	1,798,776
JPMorgan Chase & Co.	16,972	2,497,769
Regions Financial Corp.	79,149	1,632,844
		5,929,389
Beverages — 1.2%
PepsiCo, Inc.	11,998	1,550,022
Biotechnology — 2.4%
AbbVie, Inc.	12,353	1,330,912
Amgen, Inc.	5,502	1,237,510
Vertex Pharmaceuticals, Inc.(1)	2,137	454,219
		3,022,641
Building Products — 1.8%
Johnson Controls International plc	25,620	1,429,340
Masco Corp.	15,565	828,369
		2,257,709
Capital Markets — 4.7%
Ameriprise Financial, Inc.	3,262	721,685
BlackRock, Inc.	1,621	1,125,784
Intercontinental Exchange, Inc.	6,119	674,987
Morgan Stanley	26,379	2,027,754
S&P Global, Inc.	3,880	1,277,917
		5,828,127
Chemicals — 2.7%
Air Products and Chemicals, Inc.	2,381	608,631
Ecolab, Inc.	3,242	678,745
Linde plc	5,694	1,390,873
Sherwin-Williams Co. (The)	1,028	699,390
		3,377,639
Communications Equipment — 0.5%
Cisco Systems, Inc.	13,730	616,065
Consumer Finance — 0.8%
American Express Co.	6,976	943,574
Containers and Packaging — 0.7%
Ball Corp.	9,500	811,205
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	11,558	639,157
Electric Utilities — 1.9%
NextEra Energy, Inc.	32,495	2,387,733
8

Sustainable Equity ETF
	Shares	Value
Electrical Equipment — 1.0%
Eaton Corp. plc	6,473	$842,720
Rockwell Automation, Inc.	1,686	410,170
		1,252,890
Electronic Equipment, Instruments and Components — 1.7%
CDW Corp.	2,577	404,305
Cognex Corp.	7,937	655,517
Keysight Technologies, Inc.(1)	7,857	1,111,923
		2,171,745
Entertainment — 2.9%
Activision Blizzard, Inc.	6,379	609,896
Walt Disney Co. (The)(1)	16,298	3,080,974
		3,690,870
Equity Real Estate Investment Trusts (REITs) — 1.8%
Prologis, Inc.	23,011	2,279,700
Food and Staples Retailing — 1.5%
Costco Wholesale Corp.	1,830	605,730
Sysco Corp.	16,721	1,331,493
		1,937,223
Food Products — 0.8%
Beyond Meat, Inc.(1)	293	42,626
Mondelez International, Inc., Class A	16,604	882,668
Vital Farms, Inc.(1)	4,399	119,301
		1,044,595
Health Care Equipment and Supplies — 1.9%
Danaher Corp.	6	1,318
Edwards Lifesciences Corp.(1)	12,254	1,018,307
Medtronic plc	9,908	1,158,939
ResMed, Inc.	1,329	256,205
		2,434,769
Health Care Providers and Services — 3.1%
Cigna Corp.	3,540	743,046
CVS Health Corp.	14,719	1,002,805
Humana, Inc.	1,443	547,835
UnitedHealth Group, Inc.	4,763	1,582,364
		3,876,050
Hotels, Restaurants and Leisure — 0.6%
Chipotle Mexican Grill, Inc.(1)	482	695,044
Household Products — 1.6%
Colgate-Palmolive Co.	7,805	586,936
Procter & Gamble Co. (The)	11,223	1,386,377
		1,973,313
Industrial Conglomerates — 1.4%
Honeywell International, Inc.	8,514	1,722,808
Insurance — 1.5%
Aflac, Inc.	8,629	413,243
Marsh & McLennan Cos., Inc.	4,647	535,427
Progressive Corp. (The)	2,403	206,538
Prudential Financial, Inc.	4,760	412,787
Travelers Cos., Inc. (The)	2,039	296,675
		1,864,670
9

Sustainable Equity ETF
	Shares	Value
Interactive Media and Services — 5.2%
Alphabet, Inc., Class A(1)	2,468	$4,990,074
Facebook, Inc., Class A(1)	6,063	1,561,950
		6,552,024
Internet and Direct Marketing Retail — 5.9%
Amazon.com, Inc.(1)	1,716	5,307,468
Booking Holdings, Inc.(1)	370	861,549
Expedia Group, Inc.	7,847	1,263,367
		7,432,384
IT Services — 5.8%
Accenture plc, Class A	5,454	1,368,408
Mastercard, Inc., Class A	5,332	1,886,728
PayPal Holdings, Inc.(1)	8,302	2,157,275
Visa, Inc., Class A	8,507	1,806,802
		7,219,213
Life Sciences Tools and Services — 2.1%
Agilent Technologies, Inc.	9,355	1,141,965
Thermo Fisher Scientific, Inc.	3,306	1,487,964
		2,629,929
Machinery — 2.1%
Cummins, Inc.	4,797	1,214,600
Parker-Hannifin Corp.	4,853	1,392,617
		2,607,217
Media — 0.5%
Comcast Corp., Class A	12,994	685,044
Multiline Retail — 0.5%
Target Corp.	3,107	569,948
Oil, Gas and Consumable Fuels — 1.5%
ConocoPhillips	25,538	1,328,231
Phillips 66	6,312	524,212
		1,852,443
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	2,639	754,385
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	19,679	1,206,913
Merck & Co., Inc.	17,094	1,241,366
Novo Nordisk A/S, ADR	7,087	504,949
Zoetis, Inc.	4,130	641,141
		3,594,369
Professional Services — 0.3%
IHS Markit Ltd.	3,826	344,952
Road and Rail — 1.4%
Norfolk Southern Corp.	3,791	955,559
Union Pacific Corp.	3,627	747,017
		1,702,576
Semiconductors and Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc.(1)	7,733	653,516
Applied Materials, Inc.	9,131	1,079,193
ASML Holding NV, NY Shares	2,131	1,208,469
Broadcom, Inc.	2,155	1,012,570
NVIDIA Corp.	3,710	2,035,232
10

Sustainable Equity ETF
	Shares	Value
Texas Instruments, Inc.	6,783	$1,168,507
		7,157,487
Software — 8.5%
Adobe, Inc.(1)	2,178	1,001,161
Microsoft Corp.	37,146	8,631,988
salesforce.com, Inc.(1)	3,809	824,649
Workday, Inc., Class A(1)	785	192,466
		10,650,264
Specialty Retail — 2.8%
Home Depot, Inc. (The)	8,312	2,147,322
TJX Cos., Inc. (The)	21,008	1,386,318
		3,533,640
Technology Hardware, Storage and Peripherals — 5.8%
Apple, Inc.	59,416	7,204,784
Textiles, Apparel and Luxury Goods — 1.9%
NIKE, Inc., Class B	12,667	1,707,258
VF Corp.	8,092	640,320
		2,347,578
TOTAL COMMON STOCKS (Cost $109,550,411)		124,886,983
TEMPORARY CASH INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $287,732)	287,732	287,732
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $109,838,143)		125,174,715
OTHER ASSETS AND LIABILITIES†		61,985
TOTAL NET ASSETS — 100.0%		$125,236,700

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
11

Statements of Assets and Liabilities

FEBRUARY 28, 2021 (UNAUDITED)
	Mid Cap Growth Impact ETF	Sustainable Equity ETF
Assets
Investment securities, at value (cost of $8,720,041 and $109,838,143, respectively)	$10,583,101	$125,174,715
Receivable for investments sold	150,533	154,997
Receivable for capital shares sold	—	2,393,865
Dividends and interest receivable	673	132,392
	10,734,307	127,855,969

Liabilities
Payable for investments purchased	164,809	2,582,272
Accrued management fees	3,536	36,997
	168,345	2,619,269

Net Assets	$10,565,962	$125,236,700

Shares outstanding (unlimited number of shares authorized)	200,000	2,620,000

Net Asset Value Per Share	$52.83	$47.80

Net Assets Consist of:
Capital paid in	$8,615,243	$110,113,960
Distributable earnings	1,950,719	15,122,740
	$10,565,962	$125,236,700

See Notes to Financial Statements.
12

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED)
	Mid Cap Growth Impact ETF	Sustainable Equity ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $ — and $391, respectively)	$8,596	$717,792
Interest	18	42
	8,614	717,834

Expenses:
Management fees	17,113	198,698

Net investment income (loss)	(8,499)	519,136

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	98,670	(327,786)
Change in net unrealized appreciation (depreciation) on investments	1,280,677	8,747,282

Net realized and unrealized gain (loss)	1,379,347	8,419,496

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,370,848	$8,938,632

See Notes to Financial Statements.
13

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2020
	Mid Cap Growth Impact ETF		Sustainable Equity ETF
Increase (Decrease) in Net Assets	February 28, 2021	August 31,2020 (1)	February 28, 2021	August 31,2020 (1)
Operations
Net investment income (loss)	$(8,499)	$(2,239)	$519,136	$102,897
Net realized gain (loss)	98,670	(273)	(327,786)	(63,700)
Change in net unrealized appreciation (depreciation)	1,280,677	582,383	8,747,282	6,589,290
Net increase (decrease) in net assets resulting from operations	1,370,848	579,871	8,938,632	6,628,487

Distributions to Shareholders
From earnings	—	—	(444,379)	—

Capital Share Transactions
Proceeds from shares sold	2,784,123	5,831,120	31,948,946	78,165,014

Net increase (decrease) in net assets	4,154,971	6,410,991	40,443,199	84,793,501

Net Assets
Beginning of period	6,410,991	—	84,793,501	—
End of period	$10,565,962	$6,410,991	$125,236,700	$84,793,501

Transactions in Shares of the Funds
Sold	50,000	150,000	700,000	1,920,000

(1)July 13, 2020 (fund inception) through August 31, 2020.

See Notes to Financial Statements.
14

Notes to Financial Statements

FEBRUARY 28, 2021 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Mid Cap Growth Impact ETF (Mid Cap Growth Impact ETF) and American Century Sustainable Equity ETF (Sustainable Equity ETF) (collectively, the funds) are two funds in a series issued by the trust. The funds’ investment objective is to seek long-term capital growth. Shares of each fund are listed for trading on the NYSE Arca, Inc. The funds incepted on July 13, 2020.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Open-end management investment companies are valued at the reported NAV per share.
If the funds determine that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the funds may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the funds to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The funds monitor for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The funds also monitor for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The funds may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
15

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 63% of the shares of Mid Cap Growth Impact ETF. Related parties do not invest in the funds for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Mid Cap Growth Impact ETF	0.45%
Sustainable Equity ETF	0.39%

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in-kind transactions, for the period ended February 28, 2021 were as follows:

	Mid Cap Growth Impact ETF	Sustainable Equity ETF
Purchases	$2,161,775	$15,905,263
Sales	$2,127,502	$13,408,025

16

Securities received or delivered in-kind through subscriptions and redemptions and in-kind net realized gain (loss) for the period ended February 28, 2021 were as follows:

	In-kind Subscriptions	In-kind Redemptions	In-kind Net Realized Gain/(Loss)*
Mid Cap Growth Impact ETF	$2,675,788	—	—
Sustainable Equity ETF	$29,493,750	—	—
*Net realized gain (loss) on in-kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in proceeds from shares sold in the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

17

As of period end, the components of investments for federal income tax purposes were as follows:

	Mid Cap Growth Impact ETF	Sustainable Equity ETF
Federal tax cost of investments	$8,720,879	$109,889,654
Gross tax appreciation of investments	$1,984,629	$16,341,658
Gross tax depreciation of investments	(122,407)	(1,056,597)
Net tax appreciation (depreciation) of investments	$1,862,222	$15,285,061

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2020, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

Short-term capital losses
Mid Cap Growth Impact ETF	$(229)
Sustainable Equity ETF	$(39,164)

As of August 31, 2020, Mid Cap Growth Impact ETF had late-year ordinary loss deferrals of $(2,239), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

18

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Mid Cap Growth Impact ETF
2021(4)	$42.74	(0.05)	10.14	10.09	$52.83	23.63%	0.45%(5)	(0.22)%(5)	28%	$10,566
2020(6)	$38.45	(0.02)	4.31	4.29	$42.74	11.14%	0.45%(5)	(0.29)%(5)	2%	$6,411

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in-kind.
(4)Six months ended February 28, 2021 (unaudited).
(5)Annualized.
(6)July 13, 2020 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Sustainable Equity ETF
2021(4)	$44.16	0.23	3.61	3.84	(0.20)	$47.80	8.73%	0.39%(5)	1.02%(5)	13%	$125,237
2020(6)	$39.59	0.06	4.51	4.57	—	$44.16	11.56%	0.39%(5)	1.13%(5)	10%	$84,794

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in-kind.
(4)Six months ended February 28, 2021 (unaudited).
(5)Annualized.
(6)July 13, 2020 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.
21

Notes

22

Notes

23

Notes
24

Contact Us	americancenturyetfs.com
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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96951 2104

Semiannual Report

February 28, 2021

American Century® Low Volatility ETF (LVOL)
American Century® Quality Convertible Securities ETF (QCON)
American Century® Quality Diversified International ETF (QINT)
American Century® Quality Preferred ETF (QPFF)
American Century® STOXX® U.S. Quality Growth ETF (QGRO)
American Century® STOXX® U.S. Quality Value ETF (VALQ)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

The STOXX® Index is the intellectual property (including registered trademarks) of STOXX Limited, Zurich, Switzerland ("STOXX"), Deutsche Börse Group or their licensors, which is used under license. The funds are neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX® Index or its data.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancenturyetfs.com.

Stocks Rallied as Stimulus, Vaccines Sparked Optimism

Stocks and other riskier assets delivered robust returns for the six-month period. Investors generally remained upbeat despite periodic upswings in virus cases, ongoing lockdowns in certain regions and uncertainty surrounding the U.S. political climate. Significant support from global central banks and federal governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop. Additionally, positive vaccine developments and a late-2020 federal coronavirus aid package also provided support. Furthermore, political clarity emerged following the January U.S. Senate run-off elections in Georgia, which triggered expectations for another federal COVID-19 relief bill. The record $1.9 trillion American Rescue Plan Act of 2021 worked its way through Congress in February (and ultimately passed in early March).

Overall, the improving economic backdrop combined with massive monetary and fiscal support drove inflation expectations and U.S. bond yields higher. For example, the yield on the benchmark 10-year U.S. Treasury note increased more than 70 basis points for the six-month period.
Non-U.S. stocks generally outpaced U.S. stocks for the period, and within the U.S. market, small-cap stocks (Russell 2000® Index) were top performers, gaining more than 40%. Value stocks outperformed growth stocks across the board. Rising yields pressured U.S. investment-grade bond returns, which declined nearly 2%, and municipal bonds, which were up slightly. Lower-quality bonds rallied in the risk-on climate.

A Return to Normalcy in Sight

The return to pre-pandemic life appears to be on the horizon thanks to declining COVID-19 cases and expanding vaccine distribution programs. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. Nevertheless, until the vaccine is more widely available, investors still may face the effects of virus-related restrictions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

FEBRUARY 28, 2021

Low Volatility ETF
Top Ten Holdings	% of net assets
Alphabet, Inc., Class A	3.1%
Amazon.com, Inc.	2.7%
Microsoft Corp.	2.6%
Apple, Inc.	2.6%
Johnson & Johnson	2.5%
Facebook, Inc., Class A	2.5%
Public Storage	2.4%
Accenture plc, Class A	2.4%
Mastercard, Inc., Class A	1.9%
Cisco Systems, Inc.	1.8%

Top Five Industries	% of net assets
Software	11.7%
IT Services	7.8%
Pharmaceuticals	6.0%
Interactive Media and Services	5.6%
Semiconductors and Semiconductor Equipment	5.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Temporary Cash Investments	0.2%
Other Assets and Liabilities	0.3%

3

Fund Characteristics

FEBRUARY 28, 2021

Quality Convertible Securities ETF
Portfolio at a Glance
Weighted Average Life to Maturity	6.4 years
Average Duration (effective)	1.5 years

Types of Investments in Portfolio	% of net assets
Convertible Bonds	82.2%
Convertible Preferred Stocks	15.9%
Temporary Cash Investments	1.7%
Other Assets and Liabilities	0.2%
4

Fund Characteristics

FEBRUARY 28, 2021

Quality Diversified International ETF
Top Ten Holdings	% of net assets
Fortescue Metals Group Ltd.	2.9%
Sanofi	1.5%
Japan Tobacco, Inc.	1.4%
Sekisui House Ltd.	1.3%
Orange SA	1.3%
Manulife Financial Corp.	1.2%
Canadian Pacific Railway Ltd.	1.1%
Partners Group Holding AG	1.1%
Kirin Holdings Co. Ltd.	1.0%
EMS-Chemie Holding AG	1.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Warrants	—*
Total Equity Exposure	99.7%
Temporary Cash Investments	0.1%
Other Assets and Liabilities	0.2%
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
Japan	23.8%
France	8.6%
Canada	8.4%
United Kingdom	7.5%
Australia	7.3%
Switzerland	6.6%
Germany	4.7%
Sweden	4.6%
China	4.5%
Netherlands	3.6%
Italy	3.4%
Denmark	2.8%
Spain	2.6%
Finland	2.4%
Other Countries	8.9%
Cash and Equivalents*	0.3%
*Includes temporary cash investments and other assets and liabilities.
5

Fund Characteristics

FEBRUARY 28, 2021

Quality Preferred ETF
Top Ten Holdings	% of net assets
Bank of America Corp.	5.0%
Wells Fargo & Co.	4.9%
JPMorgan Chase & Co.	4.8%
Citigroup, Inc.	4.3%
NextEra Energy, Inc.	3.7%
Morgan Stanley	3.6%
Broadcom, Inc.	3.3%
Danaher Corp.	2.2%
Capital One Financial Corp.	2.2%
AT&T, Inc.	2.1%

Top Five Industries	% of net assets
Banks	31.4%
Electric Utilities	8.9%
Capital Markets	8.4%
Insurance	7.6%
Equity Real Estate Investment Trusts (REITs)	6.8%

Types of Investments in Portfolio	% of net assets
Preferred Stocks	72.0%
Convertible Preferred Stocks	27.5%
Total Equity Exposure	99.5%
Temporary Cash Investments	0.2%
Other Assets and Liabilities	0.3%
6

Fund Characteristics

FEBRUARY 28, 2021

STOXX® U.S. Quality Growth ETF
Top Ten Holdings	% of net assets
Adobe, Inc.	3.0%
Lowe's Cos., Inc.	2.5%
Texas Instruments, Inc.	2.3%
Target Corp.	2.2%
Facebook, Inc., Class A	2.1%
Fortinet, Inc.	2.0%
Apple, Inc.	2.0%
Align Technology, Inc.	2.0%
Match Group, Inc.	2.0%
Maxim Integrated Products, Inc.	1.9%

Top Five Industries	% of net assets
Software	17.3%
Semiconductors and Semiconductor Equipment	15.2%
Health Care Equipment and Supplies	8.2%
Specialty Retail	6.1%
Interactive Media and Services	5.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Temporary Cash Investments	0.2%
Other Assets and Liabilities	0.2%
7

Fund Characteristics

FEBRUARY 28, 2021

STOXX® U.S. Quality Value ETF
Top Ten Holdings	% of net assets
Target Corp.	2.4%
Kroger Co. (The)	2.0%
AT&T, Inc.	1.9%
Facebook, Inc., Class A	1.8%
Alphabet, Inc., Class C	1.8%
International Business Machines Corp.	1.8%
Walmart, Inc.	1.6%
Intel Corp.	1.6%
Tyson Foods, Inc., Class A	1.6%
Microsoft Corp.	1.6%

Top Five Industries	% of net assets
Software	5.7%
Food and Staples Retailing	5.4%
IT Services	5.0%
Semiconductors and Semiconductor Equipment	4.8%
Health Care Providers and Services	4.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Temporary Cash Investments	0.2%
Other Assets and Liabilities	0.2%
8

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2020 to February 28, 2021 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
9

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Expenses Paid During Period(1) 9/1/20 - 2/28/21	Annualized Expense Ratio(1)
Low Volatility ETF
Actual	$1,000	$993.90	$0.38(2)	0.29%
Hypothetical	$1,000	$1,023.36	$1.45	0.29%
Quality Convertible Securities ETF
Actual	$1,000	$956.10	$0.11(3)	0.32%
Hypothetical	$1,000	$1,023.21	$1.61	0.32%
Quality Diversified International ETF
Actual	$1,000	$1,132.40	$2.06	0.39%
Hypothetical	$1,000	$1,022.86	$1.96	0.39%
Quality Preferred ETF
Actual	$1,000	$988.80	$0.11(3)	0.32%
Hypothetical	$1,000	$1,023.21	$1.61	0.32%
STOXX® U.S. Quality Growth ETF
Actual	$1,000	$1,124.50	$1.53	0.29%
Hypothetical	$1,000	$1,023.36	$1.45	0.29%
STOXX® U.S. Quality Value ETF
Actual	$1,000	$1,152.00	$1.55	0.29%
Hypothetical	$1,000	$1,023.36	$1.45	0.29%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 48, the number of days in the period from January 12, 2021 (fund inception) through February 28, 2021, divided by 365, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.
(3)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 13, the number of days in the period from February 16, 2021 (fund inception) through February 28, 2021, divided by 365, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.
10

Schedules of Investments

FEBRUARY 28, 2021 (UNAUDITED)

Low Volatility ETF
	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.5%
Teledyne Technologies, Inc.(1)	70	$25,970
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., Class B	240	37,879
Airlines — 1.0%
Alaska Air Group, Inc.(1)	368	23,927
Southwest Airlines Co.	430	24,996
		48,923
Banks — 3.0%
Bank of America Corp.	1,018	35,335
Commerce Bancshares, Inc.	344	25,466
JPMorgan Chase & Co.	253	37,234
Regions Financial Corp.	2,249	46,397
		144,432
Beverages — 2.0%
Coca-Cola Co. (The)	616	30,178
PepsiCo, Inc.	488	63,045
		93,223
Biotechnology — 2.9%
AbbVie, Inc.	354	38,140
Amgen, Inc.	344	77,372
Gilead Sciences, Inc.	392	24,069
		139,581
Building Products — 0.5%
AO Smith Corp.	424	25,173
Capital Markets — 3.7%
Cboe Global Markets, Inc.	312	30,875
FactSet Research Systems, Inc.	88	26,744
MarketAxess Holdings, Inc.	57	31,689
Morgan Stanley	402	30,902
MSCI, Inc.	64	26,529
S&P Global, Inc.	86	28,325
		175,064
Chemicals — 1.1%
PPG Industries, Inc.	176	23,728
Sherwin-Williams Co. (The)	40	27,214
		50,942
Commercial Services and Supplies — 1.5%
Rollins, Inc.	822	27,266
Waste Management, Inc.	410	45,465
		72,731
Communications Equipment — 2.8%
Arista Networks, Inc.(1)	78	21,827
Cisco Systems, Inc.	1,856	83,279
F5 Networks, Inc.(1)	148	28,117
		133,223
11

Low Volatility ETF
	Shares	Value
Construction and Engineering — 1.1%
Quanta Services, Inc.	322	$27,000
Valmont Industries, Inc.	113	26,728
		53,728
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	2,970	82,833
Verizon Communications, Inc.	796	44,019
		126,852
Electric Utilities — 0.6%
NextEra Energy, Inc.	363	26,673
Electrical Equipment — 1.3%
Emerson Electric Co.	352	30,237
Generac Holdings, Inc.(1)	92	30,319
		60,556
Electronic Equipment, Instruments and Components — 0.8%
TE Connectivity Ltd.	304	39,529
Entertainment — 0.8%
Electronic Arts, Inc.	280	37,512
Equity Real Estate Investment Trusts (REITs) — 2.9%
Equity Lifestyle Properties, Inc.	397	24,475
Public Storage	494	115,566
		140,041
Food and Staples Retailing — 1.9%
Costco Wholesale Corp.	150	49,650
Walmart, Inc.	302	39,236
		88,886
Food Products — 2.8%
Flowers Foods, Inc.	1,200	26,100
General Mills, Inc.	536	29,486
Hershey Co. (The)	368	53,599
J.M. Smucker Co. (The)	220	24,640
		133,825
Health Care Equipment and Supplies — 3.5%
Abbott Laboratories	331	39,647
Danaher Corp.	107	23,505
Intuitive Surgical, Inc.(1)	40	29,472
Medtronic plc	216	25,266
ResMed, Inc.	126	24,290
Stryker Corp.	105	25,482
		167,662
Health Care Providers and Services — 1.1%
Chemed Corp.	56	24,932
UnitedHealth Group, Inc.	76	25,248
		50,180
Health Care Technology — 0.9%
Veeva Systems, Inc., Class A(1)	153	42,857
Household Durables — 0.5%
Helen of Troy Ltd.(1)	112	24,282
Household Products — 2.9%
Church & Dwight Co., Inc.	395	31,106
Colgate-Palmolive Co.	384	28,877
12

Low Volatility ETF
	Shares	Value
Procter & Gamble Co. (The)	619	$76,465
		136,448
Industrial Conglomerates — 1.5%
3M Co.	405	70,899
Insurance — 0.5%
Travelers Cos., Inc. (The)	176	25,608
Interactive Media and Services — 5.6%
Alphabet, Inc., Class A(1)	73	147,599
Facebook, Inc., Class A(1)	464	119,536
		267,135
Internet and Direct Marketing Retail — 2.7%
Amazon.com, Inc.(1)	41	126,810
IT Services — 7.8%
Accenture plc, Class A	456	114,410
Cognizant Technology Solutions Corp., Class A	448	32,919
International Business Machines Corp.	200	23,786
Jack Henry & Associates, Inc.	224	33,251
Mastercard, Inc., Class A	260	92,001
PayPal Holdings, Inc.(1)	124	32,221
Visa, Inc., Class A	192	40,779
		369,367
Life Sciences Tools and Services — 1.1%
Illumina, Inc.(1)	64	28,122
Thermo Fisher Scientific, Inc.	51	22,954
		51,076
Machinery — 2.4%
CNH Industrial NV(1)	1,613	23,937
Illinois Tool Works, Inc.	152	30,731
Snap-on, Inc.	160	32,498
Toro Co. (The)	288	29,022
		116,188
Media — 0.9%
Comcast Corp., Class A	850	44,812
Metals and Mining — 0.8%
Freeport-McMoRan, Inc.(1)	1,052	35,673
Multiline Retail — 0.9%
Target Corp.	228	41,824
Oil, Gas and Consumable Fuels — 0.5%
Chevron Corp.	245	24,500
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	96	27,443
Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	638	39,128
Eli Lilly and Co.	166	34,012
Jazz Pharmaceuticals plc(1)	168	28,231
Johnson & Johnson	760	120,430
Merck & Co., Inc.	428	31,081
Pfizer, Inc.	1,014	33,959
		286,841
Professional Services — 0.6%
Verisk Analytics, Inc.	168	27,527
13

Low Volatility ETF
	Shares	Value
Road and Rail — 2.0%
Kansas City Southern	125	$26,543
Old Dominion Freight Line, Inc.	147	31,571
Union Pacific Corp.	180	37,073
		95,187
Semiconductors and Semiconductor Equipment — 5.2%
Broadcom, Inc.	56	26,313
Intel Corp.	560	34,037
KLA Corp.	91	28,322
Monolithic Power Systems, Inc.	83	31,085
NVIDIA Corp.	88	48,275
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	268	33,752
Texas Instruments, Inc.	250	43,067
		244,851
Software — 11.7%
Adobe, Inc.(1)	117	53,781
ANSYS, Inc.(1)	64	21,823
Cadence Design Systems, Inc.(1)	208	29,347
Intuit, Inc.	80	31,211
Microsoft Corp.	536	124,556
Open Text Corp.	544	24,246
Oracle Corp. (New York)	788	50,834
Palo Alto Networks, Inc.(1)	80	28,665
salesforce.com, Inc.(1)	192	41,568
ServiceNow, Inc.(1)	72	38,409
Synopsys, Inc.(1)	136	33,349
Tyler Technologies, Inc.(1)	72	33,366
Unity Software, Inc.(1)	197	21,203
VMware, Inc., Class A(1)	168	23,219
		555,577
Specialty Retail — 2.0%
Home Depot, Inc. (The)	184	47,535
Ross Stores, Inc.	208	24,261
TJX Cos., Inc. (The)	360	23,756
		95,552
Technology Hardware, Storage and Peripherals — 2.6%
Apple, Inc.	1,018	123,443
Textiles, Apparel and Luxury Goods — 0.5%
NIKE, Inc., Class B	179	24,126
TOTAL COMMON STOCKS (Cost $4,762,022)		4,730,611
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $8,050)	8,050	8,050
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $4,770,072)		4,738,661
OTHER ASSETS AND LIABILITIES — 0.3%		12,449
TOTAL NET ASSETS — 100.0%		$4,751,110

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
See Notes to Financial Statements.
14

FEBRUARY 28, 2021 (UNAUDITED)

Quality Convertible Securities ETF
	Principal Amount/Shares	Value
CONVERTIBLE BONDS — 82.2%
Auto Components — 0.5%
Patrick Industries, Inc., 1.00%, 2/1/23	$12,000	$13,715
Automobiles — 5.6%
Tesla, Inc., 2.375%, 3/15/22	6,000	61,834
Tesla, Inc., 2.00%, 5/15/24	9,000	97,830
		159,664
Biotechnology — 5.4%
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27(1)	30,000	30,748
Exact Sciences Corp., 0.375%, 3/15/27	12,000	17,054
Exact Sciences Corp., 0.375%, 3/1/28	24,000	32,115
Ionis Pharmaceuticals, Inc., 0.125%, 12/15/24	24,000	24,254
Ligand Pharmaceuticals, Inc., 0.75%, 5/15/23	3,000	3,096
Natera, Inc., 2.25%, 5/1/27(1)	6,000	18,696
Neurocrine Biosciences, Inc., 2.25%, 5/15/24	9,000	13,487
PTC Therapeutics, Inc., 3.00%, 8/15/22	12,000	14,952
		154,402
Chemicals — 0.5%
Livent Corp., 4.125%, 7/15/25(1)	6,000	14,031
Communications Equipment — 0.7%
Viavi Solutions, Inc., 1.75%, 6/1/23	6,000	7,813
Viavi Solutions, Inc., 1.00%, 3/1/24	9,000	12,393
		20,206
Consumer Finance — 0.5%
LendingTree, Inc., 0.625%, 6/1/22	3,000	4,147
PRA Group, Inc., 3.50%, 6/1/23	9,000	9,697
		13,844
Electrical Equipment — 0.2%
Bloom Energy Corp., 2.50%, 8/15/25(1)	3,000	5,799
Electronic Equipment, Instruments and Components — 1.2%
Insight Enterprises, Inc., 0.75%, 2/15/25	9,000	12,144
Knowles Corp., 3.25%, 11/1/21	6,000	7,214
OSI Systems, Inc., 1.25%, 9/1/22	6,000	6,463
Vishay Intertechnology, Inc., 2.25%, 6/15/25	9,000	10,025
		35,846
Entertainment — 2.3%
Live Nation Entertainment, Inc., 2.00%, 2/15/25	9,000	10,372
World Wrestling Entertainment, Inc., 3.375%, 12/15/23	6,000	12,487
Zynga, Inc., 0.25%, 6/1/24	12,000	17,675
Zynga, Inc., 0.00%, 12/15/26(1)(2)	21,000	24,443
		64,977
Health Care Equipment and Supplies — 3.8%
DexCom, Inc., 0.75%, 12/1/23	21,000	51,467
Glaukos Corp., 2.75%, 6/15/27(1)	3,000	5,565
Insulet Corp., 1.375%, 11/15/24	6,000	16,863
Insulet Corp., 0.375%, 9/1/26	21,000	28,359
Mesa Laboratories, Inc., 1.375%, 8/15/25	6,000	7,049
		109,303
Health Care Providers and Services — 1.8%
Anthem, Inc., 2.75%, 10/15/42	3,000	12,717
15

Quality Convertible Securities ETF
	Principal Amount/Shares	Value
Guardant Health, Inc., 0.00%, 11/15/27(1)(2)	$30,000	$38,865
		51,582
Health Care Technology — 2.0%
Evolent Health, Inc., 1.50%, 10/15/25	15,000	14,375
Teladoc Health, Inc., 1.25%, 6/1/27(1)	33,000	42,845
		57,220
Insurance — 0.4%
AXA SA, 7.25%, 5/15/21(1)	9,000	11,507
Interactive Media and Services — 7.0%
Snap, Inc., 0.25%, 5/1/25(1)	15,000	45,793
Snap, Inc., 0.75%, 8/1/26	12,000	36,138
Twitter, Inc., 0.25%, 6/15/24	39,000	60,255
Zillow Group, Inc., 2.75%, 5/15/25	15,000	37,814
Zillow Group, Inc., 1.375%, 9/1/26	6,000	22,317
		202,317
Internet and Direct Marketing Retail — 8.2%
Booking Holdings, Inc., 0.90%, 9/15/21	33,000	39,507
Booking Holdings, Inc., 0.75%, 5/1/25(1)	21,000	31,841
Etsy, Inc., 0.125%, 10/1/26	9,000	23,156
Etsy, Inc., 0.125%, 9/1/27(1)	15,000	21,598
Match Group Financeco 2, Inc., 0.875%, 6/15/26(1)	12,000	22,133
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	18,000	35,232
Wayfair, Inc., 0.625%, 10/1/25(1)	30,000	31,171
Wayfair, Inc., 1.00%, 8/15/26	15,000	31,468
		236,106
IT Services — 3.6%
Repay Holdings Corp., 0.00%, 2/1/26(1)(2)	9,000	8,920
Square, Inc., 0.50%, 5/15/23	6,000	17,774
Square, Inc., 0.125%, 3/1/25(1)	9,000	18,030
Square, Inc., 0.25%, 11/1/27(1)	21,000	24,994
Twilio, Inc., 0.25%, 6/1/23	6,000	33,183
		102,901
Life Sciences Tools and Services — 2.2%
Illumina, Inc., 0.50%, 6/15/21	12,000	20,784
Illumina, Inc., 0.00%, 8/15/23(2)	18,000	23,196
Luminex Corp., 3.00%, 5/15/25(1)	6,000	6,598
Repligen Corp., 0.375%, 7/15/24	6,000	11,553
		62,131
Machinery — 0.6%
Meritor, Inc., 3.25%, 10/15/37	15,000	17,947
Media — 3.7%
Cardlytics, Inc., 1.00%, 9/15/25(1)	6,000	10,509
Liberty Broadband Corp., 1.25%, 9/30/50(1)	21,000	21,024
Liberty Broadband Corp., 2.75%, 9/30/50(1)	33,000	34,306
Liberty Media Corp., 2.125%, 3/31/48(1)	12,000	12,332
Liberty Media Corp., 2.75%, 12/1/49(1)	18,000	18,846
TechTarget, Inc., 0.125%, 12/15/25(1)	6,000	8,186
		105,203
Metals and Mining — 0.3%
Allegheny Technologies, Inc., 3.50%, 6/15/25(1)	6,000	9,172
16

Quality Convertible Securities ETF
	Principal Amount/Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Apollo Commercial Real Estate Finance, Inc., 4.75%, 8/23/22	$6,000	$5,895
Apollo Commercial Real Estate Finance, Inc., 5.375%, 10/15/23	9,000	8,827
PennyMac Corp., 5.50%, 11/1/24	9,000	9,073
		23,795
Oil, Gas and Consumable Fuels — 1.2%
Cheniere Energy, Inc., 4.25%, 3/15/45	18,000	14,890
Pioneer Natural Resources Co., 0.25%, 5/15/25(1)	12,000	19,021
		33,911
Professional Services — 0.7%
FTI Consulting, Inc., 2.00%, 8/15/23	15,000	19,387
Semiconductors and Semiconductor Equipment — 5.4%
Cree, Inc., 0.875%, 9/1/23	9,000	17,383
Cree, Inc., 1.75%, 5/1/26(1)	9,000	22,315
Enphase Energy, Inc., 0.25%, 3/1/25(1)	15,000	34,726
Inphi Corp., 0.75%, 4/15/25(1)	12,000	17,130
Micron Technology, Inc., 3.125%, 5/1/32	3,000	27,518
Teradyne, Inc., 1.25%, 12/15/23	9,000	36,568
		155,640
Software — 21.3%
2U, Inc., 2.25%, 5/1/25(1)	9,000	14,615
Alarm.com Holdings, Inc., 0.00%, 1/15/26(1)(2)	12,000	11,667
Alteryx, Inc., 0.50%, 6/1/23	3,000	6,761
Alteryx, Inc., 1.00%, 8/1/26	18,000	17,926
Bill.com Holdings, Inc., 0.00%, 12/1/25(1)(2)	24,000	31,129
Blackline, Inc., 0.125%, 8/1/24	9,000	16,116
Cloudflare, Inc., 0.75%, 5/15/25(1)	12,000	25,248
Coupa Software, Inc., 0.125%, 6/15/25	9,000	20,104
Coupa Software, Inc., 0.375%, 6/15/26(1)	24,000	33,593
Datadog, Inc., 0.125%, 6/15/25(1)	15,000	19,573
DocuSign, Inc., 0.50%, 9/15/23	3,000	9,496
DocuSign, Inc., 0.00%, 1/15/24(1)(2)	15,000	15,493
FireEye, Inc., 0.875%, 6/1/24	9,000	10,214
FireEye, Inc., 1.625%, 6/1/35	15,000	14,943
Guidewire Software, Inc., 1.25%, 3/15/25	3,000	3,599
HubSpot, Inc., 0.375%, 6/1/25(1)	18,000	34,619
J2 Global, Inc., 1.75%, 11/1/26(1)	15,000	17,249
J2 Global, Inc., 3.25%, 6/15/29	12,000	19,535
LivePerson, Inc., 0.00%, 12/15/26(1)(2)	15,000	17,182
Medallia, Inc., 0.125%, 9/15/25(1)	12,000	15,430
MicroStrategy, Inc., 0.75%, 12/15/25(1)	6,000	12,473
NortonLifeLock, Inc., 2.00%, 8/15/22(1)	15,000	16,954
PagerDuty, Inc., 1.25%, 7/1/25(1)	6,000	8,201
Palo Alto Networks, Inc., 0.75%, 7/1/23	6,000	8,683
Palo Alto Networks, Inc., 0.375%, 6/1/25(1)	6,000	8,083
RingCentral, Inc., 0.00%, 3/1/25(1)(2)	18,000	23,131
RingCentral, Inc., 0.00%, 3/15/26(1)(2)	21,000	24,647
Sailpoint Technologies Holdings, Inc., 0.125%, 9/15/24	9,000	18,481
ServiceNow, Inc., 0.00%, 6/1/22(2)	3,000	11,927
Varonis Systems, Inc., 1.25%, 8/15/25(1)	6,000	12,439
Workday, Inc., 0.25%, 10/1/22	18,000	30,978
17

Quality Convertible Securities ETF
	Principal Amount/Shares	Value
Zendesk, Inc., 0.25%, 3/15/23	$3,000	$7,006
Zendesk, Inc., 0.625%, 6/15/25(1)	24,000	36,090
Zscaler, Inc., 0.125%, 7/1/25(1)	24,000	36,581
		610,166
Specialty Retail — 1.9%
American Eagle Outfitters, Inc., 3.75%, 4/15/25(1)	6,000	18,248
RH, 0.00%, 9/15/24(1)(2)	15,000	35,616
		53,864
Textiles, Apparel and Luxury Goods — 0.4%
Under Armour, Inc., 1.50%, 6/1/24(1)	6,000	11,688
TOTAL CONVERTIBLE BONDS (Cost $2,472,680)		2,356,324
CONVERTIBLE PREFERRED STOCKS — 15.9%
Banks — 5.1%
Bank of America Corp., 7.25%	48	66,994
Wells Fargo & Co., 7.50%	57	78,884
		145,878
Capital Markets — 0.7%
KKR & Co., Inc., 6.00%, 9/15/23	300	18,876
Diversified Financial Services — 0.9%
2020 Mandatory Exchangeable Trust, 6.50%, 5/16/23(1)	12	27,105
Electric Utilities — 2.2%
American Electric Power Co., Inc., 6.125%, 3/15/22	141	6,409
American Electric Power Co., Inc., 6.125%, 8/15/23	147	6,836
NextEra Energy, Inc., 5.28%, 3/1/23	384	18,858
NextEra Energy, Inc., 6.22%, 9/1/23	381	18,600
Southern Co. (The), 6.75%, 8/1/22	279	13,475
		64,178
Equity Real Estate Investment Trusts (REITs) — 1.2%
Equity Commonwealth, 6.50%	381	11,447
Lexington Realty Trust, 6.50%	174	9,551
QTS Realty Trust, Inc., 6.50%	90	12,692
		33,690
Food Products — 0.5%
Bunge Ltd., 4.875%	135	15,425
Health Care Equipment and Supplies — 2.2%
Becton Dickinson and Co., 6.00%, 6/1/23	420	22,203
Boston Scientific Corp., 5.50%, 6/1/23	153	16,961
Danaher Corp., 5.00%, 4/15/23	18	23,180
		62,344
Life Sciences Tools and Services — 0.9%
Avantor, Inc., 6.25%, 5/15/22	300	26,401
Multi-Utilities — 0.3%
DTE Energy Co., 6.25%, 11/1/22	186	8,505
Semiconductors and Semiconductor Equipment — 1.7%
Broadcom, Inc., 8.00%, 9/30/22	33	49,985
Water Utilities — 0.2%
Essential Utilities, Inc., 6.00%, 4/30/22	78	4,278
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $476,683)		456,665
18

Quality Convertible Securities ETF
	Shares	Value
TEMPORARY CASH INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $49,612)	49,612	$49,612
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $2,998,975)		2,862,601
OTHER ASSETS AND LIABILITIES — 0.2%		5,834
TOTAL NET ASSETS — 100.0%		$2,868,435

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,153,430, which represented 40.2% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.
19

FEBRUARY 28, 2021 (UNAUDITED)

Quality Diversified International ETF
	Shares	Value
COMMON STOCKS — 99.7%
Australia — 7.3%
AGL Energy Ltd.	25,878	$188,077
Ampol Ltd.	4,439	84,679
Aristocrat Leisure Ltd.	27,281	643,145
Aurizon Holdings Ltd.	59,391	175,537
BHP Group Ltd.	6,630	251,550
Coca-Cola Amatil Ltd.	35,743	370,409
Computershare Ltd.	58,474	601,983
CSL Ltd.	734	149,477
Evolution Mining Ltd.	27,377	87,581
Fortescue Metals Group Ltd.	208,258	3,897,960
Goodman Group	21,683	278,323
James Hardie Industries plc	3,449	97,271
Magellan Financial Group Ltd.	6,897	232,726
Northern Star Resources Ltd.	10,790	84,166
Ramsay Health Care Ltd.	4,003	204,901
SEEK Ltd.	5,223	104,160
Sonic Healthcare Ltd.	50,937	1,251,570
South32 Ltd.	105,172	226,182
Vicinity Centres	305,969	389,756
Wesfarmers Ltd.	6,504	248,265
Woolworths Group Ltd.	4,851	148,173
Xero Ltd.(1)	1,026	94,255
		9,810,146
Austria — 0.2%
Raiffeisen Bank International AG(1)	9,685	197,344
Verbund AG	1,425	109,218
		306,562
Belgium — 1.6%
Ageas SA/NV	11,323	638,317
KBC Group NV(1)	1,436	103,875
Proximus SADP	8,884	174,225
Solvay SA	1,623	199,096
Telenet Group Holding NV	2,342	93,795
UCB SA	9,228	923,247
		2,132,555
Canada — 8.4%
Alimentation Couche-Tard, Inc., B Shares	3,018	91,184
B2Gold Corp.	58,139	254,416
Bank of Montreal	2,713	222,826
Barrick Gold Corp., (Toronto)	4,367	81,924
BRP, Inc.	1,756	127,539
Canadian Imperial Bank of Commerce	2,205	204,354
Canadian Pacific Railway Ltd.	4,331	1,551,497
Canadian Tire Corp. Ltd., Class A	6,603	857,660
CCL Industries, Inc., Class B	2,273	120,347
CGI, Inc.(1)	2,517	188,874
Constellation Software, Inc.	1,007	1,310,627
Dollarama, Inc.	4,332	165,718
20

Quality Diversified International ETF
	Shares	Value
Empire Co. Ltd., Class A	10,459	$292,208
FirstService Corp.	748	114,085
Franco-Nevada Corp.	1,204	129,587
George Weston Ltd.	12,502	923,035
Great-West Lifeco, Inc.	9,623	247,568
IGM Financial, Inc.	7,058	193,565
Intact Financial Corp.	1,437	161,453
Loblaw Cos. Ltd.	5,788	280,393
Magna International, Inc.	4,664	394,893
Manulife Financial Corp.	81,720	1,637,627
Metro, Inc.	2,181	91,133
Northland Power, Inc.	4,573	152,614
Pan American Silver Corp.	3,405	113,097
Quebecor, Inc., Class B	4,023	104,547
Ritchie Bros Auctioneers, Inc.	1,393	76,417
Rogers Communications, Inc., Class B	2,125	92,537
Saputo, Inc.	6,906	195,506
Sun Life Financial, Inc.	2,257	109,177
Teck Resources Ltd., Class B	11,772	246,412
Toromont Industries Ltd.	4,372	320,130
Wheaton Precious Metals Corp.	4,678	168,201
WSP Global, Inc.	2,163	188,314
		11,409,465
China — 4.5%
Alibaba Group Holding Ltd., ADR(1)	2,657	631,728
ANTA Sports Products Ltd.	43,000	659,076
Autohome, Inc., ADR	2,821	321,707
BYD Co. Ltd., H Shares	22,500	569,822
China Molybdenum Co. Ltd., H Shares	567,000	438,135
China Resources Cement Holdings Ltd.	348,000	414,509
CSC Financial Co. Ltd., H Shares	85,500	111,776
Great Wall Motor Co. Ltd., H Shares	147,000	425,963
JD.com, Inc., ADR(1)	269	25,251
JOYY, Inc., ADR	2,990	352,521
Kingsoft Corp. Ltd.	47,000	330,953
Li Ning Co. Ltd.	53,500	302,829
NetEase, Inc., ADR	6,455	709,082
TAL Education Group, ADR(1)	6,890	534,251
Yihai International Holding Ltd.(1)	22,000	300,877
		6,128,480
Denmark — 2.8%
AP Moller - Maersk A/S, B Shares	139	300,183
Carlsberg A/S, B Shares	1,246	197,150
Chr Hansen Holding A/S(1)	1,032	89,026
Coloplast A/S, B Shares	888	136,256
DSV Panalpina A/S	633	116,787
Genmab A/S(1)	1,120	380,039
Novo Nordisk A/S, B Shares	2,925	209,349
Novozymes A/S, B Shares	1,749	108,650
Pandora A/S	6,383	622,606
Royal Unibrew A/S	2,870	297,169
21

Quality Diversified International ETF
	Shares	Value
SimCorp A/S	883	$107,868
Vestas Wind Systems A/S	6,700	1,260,396
		3,825,479
Finland — 2.4%
Elisa Oyj	2,468	148,000
Fortum Oyj	8,138	204,330
Kone Oyj, B Shares	2,510	201,287
Neste Oyj	11,942	790,805
Nokia Oyj(1)	46,476	184,848
Orion Oyj, Class B	2,125	87,505
Stora Enso Oyj, R Shares	51,658	1,023,231
UPM-Kymmene Oyj	14,207	543,727
		3,183,733
France — 8.6%
Air Liquide SA	975	147,539
Amundi SA(1)	7,305	558,466
Arkema SA	1,857	205,762
BioMerieux	694	88,609
Bouygues SA	23,304	949,024
Cie de Saint-Gobain(1)	6,859	369,688
Danone SA	2,888	197,466
Engie SA(1)	13,514	198,163
Euronext NV	8,691	940,786
Hermes International	124	138,617
Iliad SA	492	87,540
Ipsen SA	1,924	164,691
L'Oreal SA	282	103,435
Legrand SA	1,895	165,379
LVMH Moet Hennessy Louis Vuitton SE	279	177,731
Orange SA	146,915	1,702,186
Publicis Groupe SA	16,337	962,226
Sanofi	22,039	2,029,493
Sartorius Stedim Biotech	1,083	475,813
Schneider Electric SE	2,469	368,052
SCOR SE(1)	5,432	180,614
STMicroelectronics NV	2,555	98,963
Teleperformance	565	200,969
TOTAL SE	4,350	202,729
Unibail-Rodamco-Westfield	5,229	385,951
Vivendi SE	6,178	214,203
Wendel SE	1,696	194,909
Worldline SA(1)	1,735	155,370
		11,664,374
Germany — 4.7%
Bayerische Motoren Werke AG	2,130	184,623
Bechtle AG	459	86,828
Brenntag SE	3,977	310,055
Covestro AG	12,451	906,444
Deutsche Post AG	8,790	437,703
Evonik Industries AG	34,652	1,174,718
Fresenius Medical Care AG & Co. KGaA	2,628	183,017
22

Quality Diversified International ETF
	Shares	Value
FUCHS PETROLUB SE, Preference Shares	1,750	$96,064
GEA Group AG	21,676	752,258
HeidelbergCement AG	2,705	214,804
Lanxess AG	3,014	223,886
Merck KGaA	1,788	291,283
Nemetschek SE	2,382	150,790
QIAGEN NV(1)	2,075	103,080
Rational AG	112	96,121
Sartorius AG, Preference Shares	290	149,856
Symrise AG	1,058	123,871
Talanx AG(1)	5,617	235,339
Telefonica Deutschland Holding AG	68,194	182,465
Uniper SE	5,478	192,394
United Internet AG	2,509	110,707
Zalando SE(1)	1,070	110,368
		6,316,674
Hong Kong — 0.5%
Techtronic Industries Co. Ltd.	40,000	609,397
Ireland — 0.6%
CRH plc	7,343	317,647
Kingspan Group plc(1)	7,103	520,146
		837,793
Israel — 0.5%
Bank Hapoalim BM(1)	29,921	209,411
Bank Leumi Le-Israel BM	34,897	210,160
Isracard Ltd.	1	3
Teva Pharmaceutical Industries Ltd.(1)	20,262	219,134
		638,708
Italy — 3.4%
A2A SpA	243,479	411,671
Assicurazioni Generali SpA(1)	11,225	211,885
DiaSorin SpA	2,374	467,628
Eni SpA	109,763	1,261,952
EXOR NV	2,664	214,733
Ferrari NV	3,147	613,284
Intesa Sanpaolo SpA(1)	80,804	209,327
Mediobanca Banca di Credito Finanziario SpA(1)	20,816	217,769
Moncler SpA(1)	3,270	203,634
Prysmian SpA	8,729	281,207
Recordati Industria Chimica e Farmaceutica SpA	3,014	154,166
Stellantis NV	11,906	194,157
Telecom Italia SpA/Milano	396,374	189,050
		4,630,463
Japan — 23.8%
Advantest Corp.	2,200	180,648
Ajinomoto Co., Inc.	14,000	278,423
Astellas Pharma, Inc.	75,100	1,190,139
Brother Industries Ltd.	29,100	577,487
Canon, Inc.	10,500	226,385
Capcom Co. Ltd.	2,000	121,632
Chugai Pharmaceutical Co. Ltd.	22,800	1,027,695
23

Quality Diversified International ETF
	Shares	Value
Cosmos Pharmaceutical Corp.	600	$85,988
CyberAgent, Inc.	4,800	289,205
Dai Nippon Printing Co. Ltd.	9,900	179,509
Daikin Industries Ltd.	400	78,777
Daito Trust Construction Co. Ltd.	1,000	111,553
Dentsu Group, Inc.	5,700	198,178
Disco Corp.	300	94,038
Fast Retailing Co. Ltd.	100	99,334
FUJIFILM Holdings Corp.	3,600	206,510
Fujitsu Ltd.	3,700	533,336
GMO Payment Gateway, Inc.	2,900	384,011
Hakuhodo DY Holdings, Inc.	12,900	215,045
Hitachi Ltd.	5,200	240,157
Hoya Corp.	800	90,853
Iida Group Holdings Co. Ltd.	5,000	114,024
ITOCHU Corp.	7,000	210,178
Japan Tobacco, Inc.	101,200	1,835,535
Kajima Corp.	59,100	761,163
Kakaku.com, Inc.	4,700	148,920
Kao Corp.	2,500	168,828
KDDI Corp.	4,600	142,040
Keyence Corp.	300	143,558
Kikkoman Corp.	1,600	105,562
Kirin Holdings Co. Ltd.	67,600	1,332,870
Kobayashi Pharmaceutical Co. Ltd.	800	75,771
Kobe Bussan Co. Ltd.	9,700	248,991
Komatsu Ltd.	23,900	727,623
Kubota Corp.	9,400	214,191
Kyocera Corp.	3,300	213,918
Lasertec Corp.	1,600	195,821
Lion Corp.	7,900	151,758
Lixil Corp.	7,800	218,662
M3, Inc.	2,200	174,689
McDonald's Holdings Co. Japan Ltd.	2,100	104,330
MEIJI Holdings Co. Ltd.	2,600	164,917
MINEBEA MITSUMI, Inc.	14,800	367,618
Mitsubishi Gas Chemical Co., Inc.	13,500	316,610
Mitsubishi UFJ Financial Group, Inc.	43,300	229,335
Mitsui Chemicals, Inc.	18,200	566,459
MonotaRO Co. Ltd.	9,100	522,687
NEC Corp.	24,100	1,324,316
Nexon Co. Ltd.	4,900	154,457
Nihon M&A Center, Inc.	6,800	370,781
Nintendo Co. Ltd.	2,100	1,276,243
Nippon Express Co. Ltd.	3,000	225,221
Nippon Telegraph & Telephone Corp.	12,100	313,203
Nissan Chemical Corp.	3,000	164,266
Nisshin Seifun Group, Inc.	11,400	184,574
Nissin Foods Holdings Co. Ltd.	1,200	90,663
Nitori Holdings Co. Ltd.	1,000	186,535
Nomura Holdings, Inc.	37,000	217,734
24

Quality Diversified International ETF
	Shares	Value
Nomura Research Institute Ltd.	4,400	$136,627
NTT Data Corp.	14,000	216,404
Olympus Corp.	4,600	96,894
Omron Corp.	1,100	89,236
Ono Pharmaceutical Co. Ltd.	28,500	771,024
Oracle Corp. (Tokyo)	1,200	122,545
ORIX Corp.	13,800	237,433
Otsuka Corp.	5,300	246,241
Otsuka Holdings Co. Ltd.	5,300	212,415
Panasonic Corp.	20,500	265,363
Pigeon Corp.	2,200	79,466
Recruit Holdings Co. Ltd.	3,500	175,423
Renesas Electronics Corp.(1)	11,300	124,770
Resona Holdings, Inc.	53,100	215,105
Ricoh Co. Ltd.	55,800	493,026
SCSK Corp.	3,700	219,023
Seiko Epson Corp.	14,400	238,284
Sekisui Chemical Co. Ltd.	11,400	206,067
Sekisui House Ltd.	93,000	1,753,650
Seven & i Holdings Co. Ltd.	5,900	225,446
Shimadzu Corp.	2,800	101,702
SMC Corp.	200	118,960
Sompo Holdings, Inc.	2,600	100,485
Sony Corp.	2,500	262,908
Square Enix Holdings Co. Ltd.	3,000	170,066
Sumitomo Dainippon Pharma Co., Ltd.	14,700	233,898
Sumitomo Electric Industries Ltd.	16,300	239,277
Sumitomo Mitsui Financial Group, Inc.	6,400	226,963
Suntory Beverage & Food Ltd.	5,100	175,470
Suzuki Motor Corp.	1,900	82,839
T&D Holdings, Inc.	16,500	227,851
Taisei Corp.	5,300	188,855
Taisho Pharmaceutical Holdings Co. Ltd.	2,900	178,859
TDK Corp.	2,500	361,388
TIS, Inc.	9,300	193,248
Tokyo Century Corp.	1,500	98,663
Tokyo Electron Ltd.	2,800	1,153,854
Tosoh Corp.	14,100	260,916
Toyo Suisan Kaisha Ltd.	2,000	85,219
Toyota Tsusho Corp.	5,900	250,236
Trend Micro, Inc.	3,400	163,377
Tsuruha Holdings, Inc.	700	90,076
Unicharm Corp.	3,700	146,315
USS Co. Ltd.	8,900	173,605
Welcia Holdings Co. Ltd.	2,500	79,894
Yamato Holdings Co. Ltd.	4,000	105,191
Z Holdings Corp.	29,500	179,545
ZOZO, Inc.	4,000	125,017
		32,272,073
Netherlands — 3.6%
Aalberts NV	4,285	200,887
ASM International NV	1,993	540,607
25

Quality Diversified International ETF
	Shares	Value
ASML Holding NV	1,075	$608,923
Koninklijke Ahold Delhaize NV	40,171	1,064,814
Koninklijke Philips NV	21,905	1,194,998
NN Group NV	13,924	645,426
Randstad NV(1)	4,785	320,494
Signify NV(1)	4,382	191,179
Wolters Kluwer NV	1,572	125,309
		4,892,637
New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(1)	45,021	313,490
Fisher & Paykel Healthcare Corp. Ltd.	7,260	152,204
		465,694
Norway — 1.1%
Equinor ASA	11,777	224,665
Gjensidige Forsikring ASA	4,596	106,256
Norsk Hydro ASA	45,964	256,728
Orkla ASA	29,824	276,781
Salmar ASA	1,826	121,117
Schibsted ASA, Class A(1)	2,446	99,732
Telenor ASA	5,879	95,821
TOMRA Systems ASA	2,457	105,901
Yara International ASA	4,748	230,047
		1,517,048
Singapore — 1.2%
Genting Singapore Ltd.	300,000	191,654
Oversea-Chinese Banking Corp. Ltd.	26,700	219,333
Singapore Exchange Ltd.	119,200	890,996
Singapore Technologies Engineering Ltd.	103,900	292,342
		1,594,325
South Korea — 0.9%
Celltrion, Inc.(1)	1,515	400,663
NCSoft Corp.	562	467,332
Samsung Life Insurance Co. Ltd.	4,148	276,274
Seegene, Inc.	1,152	127,617
		1,271,886
Spain — 2.6%
ACS Actividades de Construccion y Servicios SA	14,229	437,482
Banco Bilbao Vizcaya Argentaria SA	58,710	327,746
Banco Santander SA(1)	64,358	226,231
Naturgy Energy Group SA	8,911	223,208
Repsol SA	77,232	975,904
Telefonica SA	297,804	1,270,055
		3,460,626
Sweden — 4.6%
Atlas Copco AB, A Shares	11,106	637,183
Electrolux AB, Series B	10,760	255,423
Essity AB, B Shares	43,607	1,315,918
Evolution Gaming Group AB	4,689	586,789
Getinge AB, B Shares	10,353	262,949
Husqvarna AB, B Shares	17,461	214,076
Kinnevik AB, Class B(1)	5,747	268,417
26

Quality Diversified International ETF
	Shares	Value
Nibe Industrier AB, B Shares	3,557	$112,096
Sandvik AB(1)	8,288	223,600
Securitas AB, B Shares	12,715	195,905
Skanska AB, B Shares	8,449	205,935
SKF AB, B Shares	29,600	810,525
Swedish Match AB	12,444	898,194
Volvo AB, B Shares(1)	9,002	231,065
		6,218,075
Switzerland — 6.6%
ABB Ltd.	7,944	228,556
Adecco Group AG	10,741	677,053
Bachem Holding AG, Class B	244	93,061
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	17	143,187
Cie Financiere Richemont SA	2,235	216,152
EMS-Chemie Holding AG(1)	1,492	1,324,631
Geberit AG	276	163,443
Georg Fischer AG	158	203,982
Givaudan SA	36	136,266
Kuehne + Nagel International AG	2,624	625,070
Logitech International SA	3,488	373,172
Nestle SA	1,184	124,234
Novartis AG	2,050	177,028
Partners Group Holding AG	1,266	1,523,455
Roche Holding AG(1)	3,354	1,101,630
Schindler Holding AG	377	100,844
Sika AG	782	207,145
Swatch Group AG (The), Bearer Shares	813	243,473
Swiss Life Holding AG(1)	415	207,279
Swiss Re AG	2,302	217,214
Tecan Group AG	228	96,128
UBS Group AG	13,087	203,269
VAT Group AG(1)	1,946	542,195
		8,928,467
Taiwan — 1.5%
Airtac International Group	9,000	314,203
MediaTek, Inc.	20,000	646,265
Novatek Microelectronics Corp.	25,000	427,314
Realtek Semiconductor Corp.	20,000	331,615
Win Semiconductors Corp.	23,000	315,389
		2,034,786
United Kingdom — 7.5%
Admiral Group plc	5,054	218,172
Ashtead Group plc	2,814	152,609
ASOS plc(1)	1,615	126,439
Associated British Foods plc(1)	6,899	228,351
Berkeley Group Holdings plc	3,067	173,190
BP plc	56,046	228,637
British Land Co. plc (The)	45,600	312,043
Bunzl plc	3,174	99,246
Coca-Cola HBC AG(1)	6,424	200,993
ConvaTec Group plc	67,204	176,614
27

Quality Diversified International ETF
	Shares	Value
Croda International plc	1,257	$108,378
Direct Line Insurance Group plc	46,962	210,422
Experian plc	10,951	347,425
Ferguson plc	2,862	336,504
Halma plc	4,469	141,599
Hargreaves Lansdown plc	12,085	255,120
Hikma Pharmaceuticals plc	10,381	323,983
ITV plc(1)	146,736	225,292
JD Sports Fashion plc(1)	19,300	223,983
Kingfisher plc(1)	152,268	564,865
Land Securities Group plc	42,233	390,349
London Stock Exchange Group plc	1,497	201,240
Mondi plc	8,808	212,285
Next plc(1)	3,516	370,877
Pearson plc	84,686	886,551
Persimmon plc	8,296	300,278
Reckitt Benckiser Group plc	2,109	176,991
RELX plc	6,903	163,301
Rentokil Initial plc(1)	19,918	129,929
Rightmove plc(1)	57,928	457,513
Rio Tinto plc	5,236	454,092
Royal Dutch Shell plc, A Shares	11,539	236,659
Schroders plc	2,325	113,836
Spirax-Sarco Engineering plc	6,007	899,292
Vodafone Group plc	175,310	299,122
WPP plc	19,938	237,341
		10,183,521
United States — 0.5%
Perrigo Co. plc	16,332	665,097
TOTAL COMMON STOCKS (Cost $116,629,352)		134,998,064
WARRANTS†
Switzerland†
Cie Financiere Richemont SA(1) (Cost $—)	2,770	979
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $158,991)	158,991	158,991
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $116,788,343)		135,158,034
OTHER ASSETS AND LIABILITIES — 0.2%		245,720
TOTAL NET ASSETS — 100.0%		$135,403,754

28

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	16.7%
Materials	12.2%
Health Care	12.0%
Financials	11.6%
Information Technology	11.1%
Consumer Discretionary	10.9%
Consumer Staples	10.4%
Communication Services	9.2%
Energy	2.9%
Real Estate	1.5%
Utilities	1.2%
Cash and Equivalents*	0.3%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
29

FEBRUARY 28, 2021 (UNAUDITED)

Quality Preferred ETF
	Shares	Value
PREFERRED STOCKS — 72.0%
Automobiles — 0.9%
Ford Motor Co., 6.00%	525	$13,634
Ford Motor Co., 6.20%	520	13,562
		27,196
Banks — 29.5%
Bank of America Corp., 3.00%	335	7,015
Bank of America Corp., 5.875%	995	26,288
Bank of America Corp., 6.00%	1,355	35,880
Bank of America Corp., 6.25%	25,000	27,405
Bank of America Corp., 6.50%	20,000	22,306
Citigroup, Inc., 6.875%	2,315	63,339
Citigroup, Inc., 7.125%	2,295	63,411
Citizens Financial Group, Inc., 6.35%	825	22,679
Fifth Third Bancorp, 6.00%	255	6,737
Fifth Third Bancorp, 6.625%	240	6,703
First Citizens BancShares, Inc., 5.375%	320	8,320
First Horizon Corp., 6.50%	280	7,585
First Midwest Bancorp, Inc., Series A, 7.00%	245	6,779
First Midwest Bancorp, Inc., Series C, 7.00%	245	6,828
First Republic Bank, 5.125%	655	16,624
First Republic Bank, 5.50%	635	16,815
Huntington Bancshares, Inc., 5.875%	480	12,254
JPMorgan Chase & Co., 5.75%	1,145	30,331
JPMorgan Chase & Co., Series EE, 6.00%	1,130	30,589
JPMorgan Chase & Co., Series R, 6.00%	41,000	43,425
JPMorgan Chase & Co., 6.75%	35,000	38,685
KeyCorp, 5.625%	315	8,266
KeyCorp, 6.125%	360	10,206
Pinnacle Financial Partners, Inc., 6.75%	460	12,342
PNC Financial Services Group, Inc. (The), 6.125%	1,575	41,249
Regions Financial Corp., 5.70%	285	7,695
Regions Financial Corp., 6.375%	955	26,024
Signature Bank, 5.00%	400	9,940
SVB Financial Group, 5.25%	515	13,220
Synovus Financial Corp., 5.875%	325	8,570
Synovus Financial Corp., 6.30%	330	8,663
TCF Financial Corp., 5.70%	360	9,216
Truist Financial Corp., 5.25%	615	16,095
Truist Financial Corp., 5.625%	305	7,668
U.S. Bancorp, 6.50%	2,170	56,984
Wells Fargo & Co., 5.85%	1,285	33,294
Wells Fargo & Co., 5.90%	40,000	42,644
Wells Fargo & Co., 6.625%	1,530	42,442
Wintrust Financial Corp., 6.875%	730	20,075
		874,591
Capital Markets — 8.1%
Affiliated Managers Group, Inc., 5.875%	410	10,935
Charles Schwab Corp. (The), 5.95%	400	10,144
30

Quality Preferred ETF
	Shares	Value
Charles Schwab Corp. (The), 7.00%	25,000	$26,344
Goldman Sachs Group, Inc. (The), 4.00%	485	11,465
Goldman Sachs Group, Inc. (The), 5.50%	1,525	40,397
Morgan Stanley, 6.375%	965	26,827
Morgan Stanley, 6.875%	1,445	40,446
Morgan Stanley, 7.125%	1,410	39,931
Oaktree Capital Group LLC, 6.625%	815	21,337
Stifel Financial Corp., 6.125%	250	6,747
Stifel Financial Corp., 6.25%	250	6,685
		241,258
Consumer Finance — 3.1%
Capital One Financial Corp., 4.80%	725	17,552
Capital One Financial Corp., 5.00%	900	22,365
Capital One Financial Corp., 6.00%	1,005	25,698
Synchrony Financial, 5.625%	975	25,321
		90,936
Diversified Financial Services — 0.5%
Equitable Holdings, Inc., 5.25%	590	15,051
Diversified Telecommunication Services — 2.6%
AT&T, Inc., 5.35%	1,205	30,957
AT&T, Inc., 5.625%	1,165	30,616
Qwest Corp., 6.75%	650	16,900
		78,473
Electric Utilities — 2.6%
Duke Energy Corp., 5.625%	620	16,517
Duke Energy Corp., 5.75%	635	16,904
NextEra Energy Capital Holdings, Inc., 5.65%	640	17,491
SCE Trust III, 5.75%	545	13,396
SCE Trust IV, 5.375%	550	13,145
		77,453
Equity Real Estate Investment Trusts (REITs) — 6.1%
American Homes 4 Rent, Series F, 5.875%	395	10,144
American Homes 4 Rent, Series G, 5.875%	395	10,159
American Homes 4 Rent, 6.25%	380	10,078
Brookfield Property REIT, Inc., 6.375%	445	11,072
Digital Realty Trust, Inc., 5.25%	410	10,582
Digital Realty Trust, Inc., 5.85%	620	16,790
Monmouth Real Estate Investment Corp., 6.125%	280	7,048
National Storage Affiliates Trust, 6.00%	455	12,057
Public Storage, 5.15%	825	21,268
Public Storage, 5.60%	775	21,157
QTS Realty Trust, Inc., 7.125%	595	15,910
SITE Centers Corp., 6.25%	480	12,130
SITE Centers Corp., 6.375%	475	12,141
Spirit Realty Capital, Inc., 6.00%	455	11,784
		182,320
Food Products — 0.9%
CHS, Inc., 7.50%	475	13,447
CHS, Inc., 7.875%	480	13,560
		27,007
31

Quality Preferred ETF
	Shares	Value
Insurance — 7.2%
Allstate Corp. (The), 5.10%	300	$7,866
Allstate Corp. (The), 5.625%	370	9,875
American Equity Investment Life Holding Co., 5.95%	655	16,775
American Equity Investment Life Holding Co., 6.625%	630	16,966
Athene Holding Ltd., 4.875%	540	13,003
Athene Holding Ltd., 5.625%	645	16,576
Athene Holding Ltd., 6.375%	800	21,856
Enstar Group Ltd., 7.00%	630	16,745
Hartford Financial Services Group, Inc. (The), 7.875%	1,135	30,679
MetLife, Inc., 5.625%	415	10,948
Reinsurance Group of America, Inc., 6.20%	505	13,211
RenaissanceRe Holdings Ltd., 5.75%	310	8,240
Unum Group, 6.25%	470	12,384
W R Berkley Corp., 5.10%	340	8,830
W R Berkley Corp., 5.70%	335	8,931
		212,885
Leisure Products — 1.0%
Brunswick Corp., 6.375%	565	15,244
Brunswick Corp., 6.50%	575	15,450
		30,694
Mortgage Real Estate Investment Trusts (REITs) — 2.1%
AGNC Investment Corp., 6.125%	930	21,771
AGNC Investment Corp., 6.50%	765	18,727
Annaly Capital Management, Inc., 6.50%	920	22,421
		62,919
Multi-Utilities — 3.5%
Algonquin Power & Utilities Corp., 6.20%	370	10,219
Algonquin Power & Utilities Corp., 6.875%	365	9,979
CMS Energy Corp., 5.875%	755	19,955
CMS Energy Corp., 5.875%	495	13,182
DTE Energy Co., 6.00%	830	21,331
NiSource, Inc., 6.50%	485	13,226
Sempra Energy, 5.75%	560	14,924
		102,816
Oil, Gas and Consumable Fuels — 1.3%
El Paso Energy Capital Trust I, 4.75%	180	8,998
Enbridge, Inc., 6.375%	1,045	27,996
		36,994
Real Estate Management and Development — 0.7%
Brookfield Property Partners LP, 5.75%	440	9,645
Brookfield Property Partners LP, 6.375%	415	9,827
		19,472
Thrifts and Mortgage Finance — 0.5%
New York Community Bancorp, Inc., 6.375%	480	13,402
Trading Companies and Distributors — 0.7%
Air Lease Corp., 6.15%	345	8,884
WESCO International, Inc., 10.625%	400	12,140
		21,024
Wireless Telecommunication Services — 0.7%
Telephone and Data Systems, Inc., 5.875%	260	6,419
32

Quality Preferred ETF
	Shares	Value
United States Cellular Corp., 6.25%	535	$13,482
		19,901
TOTAL PREFERRED STOCKS (Cost $2,149,117)		2,134,392
CONVERTIBLE PREFERRED STOCKS — 27.5%
Auto Components — 0.8%
Aptiv plc, 5.50%, 6/15/23	140	23,898
Banks — 1.9%
Bank of America Corp., 7.25%	20	27,914
Wells Fargo & Co., 7.50%	20	27,679
		55,593
Capital Markets — 0.3%
KKR & Co., Inc., 6.00%, 9/15/23	140	8,809
Chemicals — 0.7%
International Flavors & Fragrances, Inc., 6.00%, 9/15/21	450	21,987
Commercial Services and Supplies — 0.4%
GFL Environmental, Inc., 6.00%, 3/15/23	180	13,219
Electric Utilities — 6.3%
American Electric Power Co., Inc., 6.125%, 3/15/22	590	26,818
NextEra Energy, Inc., 5.28%, 3/1/23	1,125	55,249
NextEra Energy, Inc., 6.22%, 9/1/23	1,115	54,434
Southern Co. (The), 6.75%, 8/1/22	1,055	50,954
		187,455
Electronic Equipment, Instruments and Components — 0.3%
II-VI, Inc., 6.00%, 7/1/23	25	8,641
Equity Real Estate Investment Trusts (REITs) — 0.7%
Lexington Realty Trust, 6.50%	100	5,489
QTS Realty Trust, Inc., 6.50%	110	15,513
		21,002
Health Care Equipment and Supplies — 4.4%
Becton Dickinson and Co., 6.00%, 6/1/23	900	47,578
Boston Scientific Corp., 5.50%, 6/1/23	140	15,520
Danaher Corp., 4.75%, 4/15/22	10	15,163
Danaher Corp., 5.00%, 4/15/23	40	51,511
		129,772
Household Products — 0.2%
Energizer Holdings, Inc., 7.50%, 1/15/22	70	6,200
Insurance — 0.4%
Assurant, Inc., 6.50%, 3/15/21	100	11,798
Life Sciences Tools and Services — 0.8%
Avantor, Inc., 6.25%, 5/15/22	275	24,201
Machinery — 2.2%
Colfax Corp., 5.75%, 1/15/22	65	12,015
Fortive Corp., 5.00%, 7/1/21	20	19,329
Stanley Black & Decker, Inc., 5.25%, 11/15/22	325	34,852
		66,196
Metals and Mining — 0.8%
ArcelorMittal SA, 5.50%, 5/18/23	405	22,490
Multi-Utilities — 2.7%
Dominion Energy, Inc., 7.25%, 6/1/22	345	32,023
DTE Energy Co., 6.25%, 11/1/22	395	18,063
33

Quality Preferred ETF
	Shares	Value
Sempra Energy, 6.75%, 7/15/21	300	$29,530
		79,616
Pharmaceuticals — 0.4%
Elanco Animal Health, Inc., 5.00%, 2/1/23	220	11,119
Semiconductors and Semiconductor Equipment — 3.3%
Broadcom, Inc., 8.00%, 9/30/22	65	98,456
Thrifts and Mortgage Finance — 0.5%
New York Community Capital Trust V, 6.00%, 11/1/51	330	15,802
Water Utilities — 0.4%
Essential Utilities, Inc., 6.00%, 4/30/22	190	10,419
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $845,131)		816,673
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $5,405)	5,405	5,405
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $2,999,653)		2,956,470
OTHER ASSETS AND LIABILITIES — 0.3%		9,924
TOTAL NET ASSETS — 100.0%		$2,966,394

See Notes to Financial Statements.
34

FEBRUARY 28, 2021 (UNAUDITED)

STOXX® U.S. Quality Growth ETF
	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.2%
Lockheed Martin Corp.	1,128	$372,522
Air Freight and Logistics — 0.1%
XPO Logistics, Inc.(1)	1,774	206,848
Auto Components — 0.2%
Aptiv plc(1)	1,317	197,339
Autoliv, Inc.(1)	2,222	199,980
		397,319
Automobiles — 0.7%
Tesla, Inc.(1)	2,315	1,563,782
Beverages — 0.8%
Monster Beverage Corp.(1)	20,901	1,833,854
Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc.(1)	2,480	378,820
Exelixis, Inc.(1)	26,839	581,333
Neurocrine Biosciences, Inc.(1)	15,694	1,718,650
Vertex Pharmaceuticals, Inc.(1)	18,824	4,001,041
		6,679,844
Building Products — 0.5%
Trex Co., Inc.(1)	12,382	1,134,686
Capital Markets — 3.7%
Apollo Global Management, Inc.	4,054	200,511
Charles Schwab Corp. (The)	3,284	202,689
FactSet Research Systems, Inc.	1,264	384,142
LPL Financial Holdings, Inc.	18,676	2,456,641
MarketAxess Holdings, Inc.	4,531	2,518,964
MSCI, Inc.	1,428	591,935
Raymond James Financial, Inc.	3,541	413,376
S&P Global, Inc.	1,915	630,724
Stifel Financial Corp.	6,338	387,125
T. Rowe Price Group, Inc.	1,276	206,891
Tradeweb Markets, Inc., Class A	2,962	215,604
XP, Inc., Class A(1)	6,180	272,785
		8,481,387
Chemicals — 0.3%
Ashland Global Holdings, Inc.	2,399	201,804
Celanese Corp.	2,792	387,837
		589,641
Commercial Services and Supplies — 0.3%
Cintas Corp.	607	196,875
Republic Services, Inc.	2,323	206,956
Tetra Tech, Inc.	1,468	203,127
Waste Management, Inc.	1,870	207,364
		814,322
Communications Equipment — 1.3%
Arista Networks, Inc.(1)	10,679	2,988,411
Diversified Consumer Services — 0.3%
Chegg, Inc.(1)	7,969	769,248
35

STOXX® U.S. Quality Growth ETF
	Shares	Value
Electric Utilities — 0.8%
NRG Energy, Inc.	52,954	$1,933,351
Electrical Equipment — 0.1%
Generac Holdings, Inc.(1)	614	202,350
Electronic Equipment, Instruments and Components — 0.7%
Arrow Electronics, Inc.(1)	3,764	377,379
II-VI, Inc.(1)	4,390	370,077
IPG Photonics Corp.(1)	901	204,842
Vontier Corp.(1)	24,925	782,645
		1,734,943
Entertainment — 0.4%
Electronic Arts, Inc.	2,699	361,585
Take-Two Interactive Software, Inc.(1)	3,111	573,855
		935,440
Food and Staples Retailing — 0.6%
Casey's General Stores, Inc.	2,874	580,433
Costco Wholesale Corp.	590	195,290
Kroger Co. (The)	11,431	368,192
Walmart, Inc.	2,789	362,347
		1,506,262
Food Products — 0.1%
Lamb Weston Holdings, Inc.	2,560	204,211
Health Care Equipment and Supplies — 8.2%
ABIOMED, Inc.(1)	1,190	386,214
Align Technology, Inc.(1)	8,154	4,624,215
Danaher Corp.	917	201,437
DexCom, Inc.(1)	4,946	1,967,420
Hill-Rom Holdings, Inc.	3,584	382,305
Hologic, Inc.(1)	51,491	3,711,986
IDEXX Laboratories, Inc.(1)	5,387	2,802,156
Insulet Corp.(1)	806	208,835
Quidel Corp.(1)	5,960	978,990
ResMed, Inc.	2,953	569,279
Stryker Corp.	850	206,287
West Pharmaceutical Services, Inc.	10,508	2,949,070
		18,988,194
Health Care Providers and Services — 3.0%
Amedisys, Inc.(1)	7,161	1,816,316
Chemed Corp.	8,483	3,776,717
HCA Healthcare, Inc.	2,214	380,875
LHC Group, Inc.(1)	2,909	528,594
Molina Healthcare, Inc.(1)	1,711	370,876
		6,873,378
Health Care Technology — 0.2%
Cerner Corp.	5,415	374,393
Veeva Systems, Inc., Class A(1)	705	197,478
		571,871
Hotels, Restaurants and Leisure — 1.8%
Chipotle Mexican Grill, Inc.(1)	1,734	2,500,428
Domino's Pizza, Inc.	1,051	364,182
Starbucks Corp.	2,031	219,409
36

STOXX® U.S. Quality Growth ETF
	Shares	Value
Texas Roadhouse, Inc.	4,244	$385,695
Yum China Holdings, Inc.	6,243	373,581
Yum! Brands, Inc.	3,657	378,609
		4,221,904
Household Durables — 2.4%
D.R. Horton, Inc.	4,957	381,045
Helen of Troy Ltd.(1)	2,694	584,059
Lennar Corp., Class A	4,518	374,859
NVR, Inc.(1)	82	369,069
PulteGroup, Inc.	50,700	2,287,077
Tempur Sealy International, Inc.	23,145	773,274
TopBuild Corp.(1)	3,964	754,785
		5,524,168
Household Products — 0.3%
Clorox Co. (The)	2,045	370,247
Colgate-Palmolive Co.	4,969	373,669
		743,916
Industrial Conglomerates — 0.2%
3M Co.	2,180	381,631
Insurance — 0.2%
Kinsale Capital Group, Inc.	2,350	413,741
Interactive Media and Services — 5.9%
Alphabet, Inc., Class C(1)	2,014	4,102,236
Facebook, Inc., Class A(1)	18,493	4,764,167
Match Group, Inc.(1)	30,156	4,609,344
Twitter, Inc.(1)	2,933	226,017
		13,701,764
Internet and Direct Marketing Retail — 2.2%
Amazon.com, Inc.(1)	901	2,786,730
eBay, Inc.	6,237	351,892
Etsy, Inc.(1)	8,401	1,850,488
		4,989,110
IT Services — 3.5%
Cognizant Technology Solutions Corp., Class A	5,242	385,182
EPAM Systems, Inc.(1)	5,666	2,116,874
Gartner, Inc.(1)	2,081	372,582
Mastercard, Inc., Class A	607	214,787
Pagseguro Digital Ltd., Class A(1)	14,173	822,884
PayPal Holdings, Inc.(1)	7,550	1,961,868
Square, Inc., Class A(1)	6,170	1,419,285
StoneCo Ltd., A Shares(1)	2,361	202,597
Visa, Inc., Class A	992	210,691
Western Union Co. (The)	16,066	373,053
		8,079,803
Leisure Products — 0.7%
Brunswick Corp.	17,147	1,515,280
Life Sciences Tools and Services — 1.4%
Bruker Corp.	3,281	200,075
Illumina, Inc.(1)	4,394	1,930,768
Mettler-Toledo International, Inc.(1)	183	204,237
PerkinElmer, Inc.	2,960	373,226
37

STOXX® U.S. Quality Growth ETF
	Shares	Value
PRA Health Sciences, Inc.(1)	3,016	$444,589
Repligen Corp.(1)	981	208,355
		3,361,250
Machinery — 0.8%
AGCO Corp.	3,035	392,972
Cummins, Inc.	1,540	389,928
Oshkosh Corp.	3,718	394,108
Snap-on, Inc.	1,977	401,548
Xylem, Inc.	2,078	206,886
		1,785,442
Media — 0.8%
Cable One, Inc.	829	1,587,411
News Corp., Class A	8,851	207,556
		1,794,967
Metals and Mining — 0.3%
Freeport-McMoRan, Inc.(1)	5,429	184,097
Reliance Steel & Aluminum Co.	2,836	374,919
Royal Gold, Inc.	1,874	194,353
		753,369
Multiline Retail — 4.3%
Dollar General Corp.	19,360	3,658,847
Dollar Tree, Inc.(1)	3,661	359,510
Ollie's Bargain Outlet Holdings, Inc.(1)	8,662	716,174
Target Corp.	28,182	5,169,706
		9,904,237
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	724	206,963
Pharmaceuticals — 2.5%
Eli Lilly and Co.	21,839	4,474,593
Horizon Therapeutics plc(1)	4,584	416,731
Merck & Co., Inc.	5,124	372,105
Zoetis, Inc.	3,688	572,525
		5,835,954
Professional Services — 2.3%
Booz Allen Hamilton Holding Corp.	52,367	4,039,590
CoreLogic, Inc.	4,424	374,536
CoStar Group, Inc.(1)	1,205	992,631
		5,406,757
Real Estate Management and Development — 0.6%
CBRE Group, Inc., Class A(1)	13,600	1,030,472
Jones Lang LaSalle, Inc.(1)	2,305	401,024
		1,431,496
Road and Rail — 1.4%
J.B. Hunt Transport Services, Inc.	1,421	208,702
Kansas City Southern	968	205,545
Old Dominion Freight Line, Inc.	13,529	2,905,624
		3,319,871
Semiconductors and Semiconductor Equipment — 15.2%
Advanced Micro Devices, Inc.(1)	28,716	2,426,789
Applied Materials, Inc.	33,322	3,938,327
Cirrus Logic, Inc.(1)	4,478	366,211
38

STOXX® U.S. Quality Growth ETF
	Shares	Value
Enphase Energy, Inc.(1)	4,803	$845,616
Entegris, Inc.	5,664	595,909
KLA Corp.	1,215	378,144
Lam Research Corp.	7,126	4,041,796
Lattice Semiconductor Corp.(1)	8,875	427,065
Maxim Integrated Products, Inc.	48,338	4,503,651
MKS Instruments, Inc.	2,303	379,765
Monolithic Power Systems, Inc.	4,359	1,632,533
NVIDIA Corp.	4,282	2,349,020
ON Semiconductor Corp.(1)	5,113	205,901
Qorvo, Inc.(1)	3,429	599,149
Skyworks Solutions, Inc.	16,701	2,969,772
SolarEdge Technologies, Inc.(1)	2,865	854,658
Teradyne, Inc.	23,202	2,984,009
Texas Instruments, Inc.	31,057	5,350,189
Universal Display Corp.	992	209,997
		35,058,501
Software — 17.3%
Adobe, Inc.(1)	15,168	6,972,275
Aspen Technology, Inc.(1)	21,408	3,222,118
Atlassian Corp. plc, Class A(1)	858	203,947
Autodesk, Inc.(1)	9,624	2,656,224
Blackline, Inc.(1)	1,672	207,361
Cadence Design Systems, Inc.(1)	30,388	4,287,443
Citrix Systems, Inc.	28,421	3,796,477
Datadog, Inc., Class A(1)	2,074	197,880
DocuSign, Inc.(1)	849	192,434
Fair Isaac Corp.(1)	1,286	588,409
Five9, Inc.(1)	1,240	229,698
Fortinet, Inc.(1)	27,741	4,684,068
HubSpot, Inc.(1)	392	201,880
Intuit, Inc.	1,535	598,865
Microsoft Corp.	2,538	589,780
Palo Alto Networks, Inc.(1)	538	192,771
Paycom Software, Inc.(1)	4,344	1,625,699
Proofpoint, Inc.(1)	1,560	188,635
PTC, Inc.(1)	4,132	565,836
RealPage, Inc.(1)	2,377	206,276
salesforce.com, Inc.(1)	858	185,757
ServiceNow, Inc.(1)	376	200,581
Synopsys, Inc.(1)	2,319	568,642
Trade Desk, Inc. (The), Class A(1)	1,468	1,182,313
VMware, Inc., Class A(1)	2,669	368,882
Workday, Inc., Class A(1)	6,127	1,502,218
Zoom Video Communications, Inc., Class A(1)	11,984	4,477,342
		39,893,811
Specialty Retail — 6.1%
Advance Auto Parts, Inc.	2,290	367,202
Best Buy Co., Inc.	32,894	3,300,913
Five Below, Inc.(1)	1,086	202,126
Floor & Decor Holdings, Inc., Class A(1)	8,423	800,943
39

STOXX® U.S. Quality Growth ETF
	Shares	Value
Home Depot, Inc. (The)	1,392	$359,609
Lowe's Cos., Inc.	36,075	5,762,981
RH(1)	1,593	781,160
Tractor Supply Co.	4,138	657,777
Williams-Sonoma, Inc.	13,660	1,793,421
		14,026,132
Technology Hardware, Storage and Peripherals — 2.1%
Apple, Inc.	38,209	4,633,223
NetApp, Inc.	5,403	338,228
		4,971,451
Textiles, Apparel and Luxury Goods — 1.3%
Deckers Outdoor Corp.(1)	1,293	421,660
lululemon athletica, Inc.(1)	7,625	2,376,560
NIKE, Inc., Class B	1,513	203,922
		3,002,142
Trading Companies and Distributors — 0.5%
SiteOne Landscape Supply, Inc.(1)	2,625	416,089
United Rentals, Inc.(1)	1,286	382,430
W.W. Grainger, Inc.	1,017	379,046
		1,177,565
TOTAL COMMON STOCKS (Cost $206,505,758)		230,283,089
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $394,108)	394,108	394,108
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $206,899,866)		230,677,197
OTHER ASSETS AND LIABILITIES — 0.2%		401,919
TOTAL NET ASSETS — 100.0%		$231,079,116

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.

40

FEBRUARY 28, 2021 (UNAUDITED)

STOXX® U.S. Quality Value ETF
	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.0%
General Dynamics Corp.	2,221	$363,067
Howmet Aerospace, Inc.(1)	12,899	362,591
Huntington Ingalls Industries, Inc.	1,938	340,913
Lockheed Martin Corp.	1,085	358,321
Textron, Inc.	7,302	367,583
		1,792,475
Air Freight and Logistics — 2.1%
CH Robinson Worldwide, Inc.	5,895	535,561
Expeditors International of Washington, Inc.	9,914	910,502
FedEx Corp.	9,583	2,438,873
		3,884,936
Auto Components — 0.2%
BorgWarner, Inc.	8,473	381,285
Banks — 1.0%
Bank of America Corp.	10,513	364,906
Citigroup, Inc.	5,640	371,563
Fifth Third Bancorp	10,595	367,541
Popular, Inc.	5,711	381,609
Regions Financial Corp.	17,844	368,122
		1,853,741
Beverages — 0.4%
Coca-Cola Co. (The)	7,299	357,578
PepsiCo, Inc.	2,800	361,732
		719,310
Biotechnology — 4.4%
AbbVie, Inc.	14,347	1,545,746
Alexion Pharmaceuticals, Inc.(1)	14,323	2,187,838
Amgen, Inc.	6,386	1,436,339
Biogen, Inc.(1)	6,492	1,771,537
Emergent BioSolutions, Inc.(1)	3,781	362,976
Regeneron Pharmaceuticals, Inc.(1)	802	361,357
United Therapeutics Corp.(1)	2,513	420,124
		8,085,917
Capital Markets — 1.9%
Ameriprise Financial, Inc.	1,636	361,949
Bank of New York Mellon Corp. (The)	8,451	356,294
Franklin Resources, Inc.	13,517	353,740
Invesco Ltd.	48,774	1,093,513
Janus Henderson Group plc	15,852	463,354
Lazard Ltd., Class A	5,023	194,340
Raymond James Financial, Inc.	3,092	360,960
State Street Corp.	5,025	365,669
		3,549,819
Chemicals — 1.9%
CF Industries Holdings, Inc.	10,162	460,136
DuPont de Nemours, Inc.	5,325	374,454
Eastman Chemical Co.	3,258	355,969
LyondellBasell Industries NV, Class A	10,854	1,118,939
41

STOXX® U.S. Quality Value ETF
	Shares	Value
Mosaic Co. (The)	37,328	$1,097,443
Scotts Miracle-Gro Co. (The)	568	121,069
		3,528,010
Commercial Services and Supplies — 0.1%
Republic Services, Inc.	1,038	92,475
Communications Equipment — 1.0%
Cisco Systems, Inc.	8,134	364,973
F5 Networks, Inc.(1)	2,489	472,860
Juniper Networks, Inc.	38,462	895,395
		1,733,228
Construction and Engineering — 1.5%
EMCOR Group, Inc.	4,590	446,928
Quanta Services, Inc.	27,926	2,341,595
		2,788,523
Consumer Finance — 0.4%
Ally Financial, Inc.	8,669	359,764
American Express Co.	2,716	367,366
		727,130
Containers and Packaging — 2.3%
Amcor plc	113,259	1,239,054
AptarGroup, Inc.	5,403	702,768
International Paper Co.	20,343	1,010,030
Packaging Corp. of America	3,623	478,308
Sealed Air Corp.	8,580	359,502
Sonoco Products Co.	6,014	358,254
		4,147,916
Distributors — 0.2%
LKQ Corp.(1)	9,478	373,338
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	1,509	362,930
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	126,039	3,515,228
Liberty Global plc, Class C(1)	14,498	352,301
Verizon Communications, Inc.	26,186	1,448,086
		5,315,615
Electric Utilities — 2.3%
Alliant Energy Corp.	2,399	110,738
American Electric Power Co., Inc.	3,614	270,508
Entergy Corp.	1,037	90,022
Exelon Corp.	9,102	351,337
IDACORP, Inc.	1,062	91,587
NRG Energy, Inc.	13,120	479,011
Pinnacle West Capital Corp.	9,909	692,936
PPL Corp.	13,448	352,203
Southern Co. (The)	17,950	1,018,124
Xcel Energy, Inc.	13,122	768,818
		4,225,284
Electrical Equipment — 0.6%
Acuity Brands, Inc.	3,017	371,996
Eaton Corp. plc	2,824	367,657
42

STOXX® U.S. Quality Value ETF
	Shares	Value
Emerson Electric Co.	4,289	$368,425
		1,108,078
Electronic Equipment, Instruments and Components — 2.0%
Arrow Electronics, Inc.(1)	3,622	363,142
Corning, Inc.	9,738	372,381
Flex Ltd.(1)	19,976	363,363
II-VI, Inc.(1)	12,674	1,068,418
Jabil, Inc.	9,047	390,559
SYNNEX Corp.	8,379	747,072
TE Connectivity Ltd.	2,844	369,805
		3,674,740
Energy Equipment and Services — 0.2%
Halliburton Co.	17,489	381,785
Equity Real Estate Investment Trusts (REITs) — 2.9%
CubeSmart	20,299	750,251
Essex Property Trust, Inc.	359	91,470
Highwoods Properties, Inc.	2,233	89,231
Iron Mountain, Inc.	11,617	404,156
Kimco Realty Corp.	40,610	744,381
National Retail Properties, Inc.	8,435	369,790
Public Storage	389	91,003
Rayonier, Inc.	15,685	511,958
Simon Property Group, Inc.	14,849	1,676,749
UDR, Inc.	6,500	267,605
Weyerhaeuser Co.	10,416	352,790
		5,349,384
Food and Staples Retailing — 5.4%
BJ's Wholesale Club Holdings, Inc.(1)	8,568	344,262
Costco Wholesale Corp.	2,924	967,844
Kroger Co. (The)	115,518	3,720,835
Walgreens Boots Alliance, Inc.	36,529	1,750,835
Walmart, Inc.	23,140	3,006,349
		9,790,125
Food Products — 3.3%
Archer-Daniels-Midland Co.	6,500	367,770
Flowers Foods, Inc.	33,473	728,038
General Mills, Inc.	18,649	1,025,881
Hershey Co. (The)	674	98,168
Ingredion, Inc.	4,192	378,118
J.M. Smucker Co. (The)	4,137	463,344
Tyson Foods, Inc., Class A	43,247	2,926,525
		5,987,844
Gas Utilities — 0.3%
ONE Gas, Inc.	1,319	88,334
UGI Corp.	13,775	527,720
		616,054
Health Care Equipment and Supplies — 2.0%
Baxter International, Inc.	4,686	364,055
Becton Dickinson and Co.	1,502	362,207
DENTSPLY SIRONA, Inc.	6,980	370,429
Hill-Rom Holdings, Inc.	3,449	367,905
43

STOXX® U.S. Quality Value ETF
	Shares	Value
Hologic, Inc.(1)	5,614	$404,713
Medtronic plc	3,193	373,485
Quidel Corp.(1)	4,519	742,291
West Pharmaceutical Services, Inc.	2,439	684,506
		3,669,591
Health Care Providers and Services — 4.6%
Cardinal Health, Inc.	7,089	365,225
Chemed Corp.	204	90,823
DaVita, Inc.(1)	3,733	381,251
HCA Healthcare, Inc.	2,658	457,256
Henry Schein, Inc.(1)	5,605	346,669
Humana, Inc.	4,958	1,882,305
Laboratory Corp. of America Holdings(1)	1,721	412,885
McKesson Corp.	2,075	351,754
Molina Healthcare, Inc.(1)	6,589	1,428,232
Quest Diagnostics, Inc.	3,180	367,576
UnitedHealth Group, Inc.	4,247	1,410,938
Universal Health Services, Inc., Class B(1)	6,761	847,356
		8,342,270
Health Care Technology — 0.2%
Cerner Corp.	5,211	360,289
Hotels, Restaurants and Leisure — 0.8%
Darden Restaurants, Inc.	2,876	394,961
Texas Roadhouse, Inc.	4,084	371,154
Wendy's Co. (The)	18,204	371,908
Yum China Holdings, Inc.	6,009	359,578
		1,497,601
Household Durables — 2.9%
D.R. Horton, Inc.	4,771	366,747
Lennar Corp., Class A	7,115	590,331
Mohawk Industries, Inc.(1)	7,409	1,296,501
PulteGroup, Inc.	30,875	1,392,771
Tempur Sealy International, Inc.	11,138	372,121
Whirlpool Corp.	6,940	1,319,155
		5,337,626
Household Products — 2.0%
Church & Dwight Co., Inc.	6,174	486,203
Clorox Co. (The)	492	89,077
Colgate-Palmolive Co.	13,336	1,002,867
Kimberly-Clark Corp.	8,459	1,085,543
Procter & Gamble Co. (The)	7,974	985,028
		3,648,718
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	13,687	363,527
Industrial Conglomerates — 1.2%
3M Co.	8,322	1,456,849
Carlisle Cos., Inc.	2,498	362,835
Honeywell International, Inc.	1,815	367,265
		2,186,949
Insurance — 1.6%
Aflac, Inc.	7,510	359,654
44

STOXX® U.S. Quality Value ETF
	Shares	Value
Allstate Corp. (The)	3,509	$374,059
American Financial Group, Inc.	3,346	357,018
Fidelity National Financial, Inc.	2,402	91,948
Hartford Financial Services Group, Inc. (The)	7,242	367,097
MetLife, Inc.	6,428	370,253
Principal Financial Group, Inc.	6,203	350,966
Unum Group	27,814	736,515
		3,007,510
Interactive Media and Services — 3.6%
Alphabet, Inc., Class C(1)	1,611	3,281,382
Facebook, Inc., Class A(1)	12,776	3,291,353
		6,572,735
IT Services — 5.0%
Akamai Technologies, Inc.(1)	21,233	2,006,519
Amdocs Ltd.	5,208	394,818
Cognizant Technology Solutions Corp., Class A	29,382	2,158,989
International Business Machines Corp.	27,519	3,272,835
MAXIMUS, Inc.	1,221	99,243
Western Union Co. (The)	38,712	898,893
WEX, Inc.(1)	1,629	339,402
		9,170,699
Leisure Products — 0.4%
Brunswick Corp.	5,010	442,734
Polaris, Inc.	3,058	360,110
		802,844
Life Sciences Tools and Services — 0.1%
Bio-Techne Corp.	388	140,336
Machinery — 1.8%
AGCO Corp.	5,110	661,643
Allison Transmission Holdings, Inc.	9,805	371,806
Caterpillar, Inc.	1,695	365,917
Cummins, Inc.	1,483	375,495
Oshkosh Corp.	3,575	378,950
Parker-Hannifin Corp.	1,309	375,631
Snap-on, Inc.	1,903	386,518
Stanley Black & Decker, Inc.	2,130	372,409
		3,288,369
Media — 2.9%
Comcast Corp., Class A	7,039	371,096
DISH Network Corp., Class A(1)	25,729	810,721
Fox Corp., Class A	10,662	355,151
Interpublic Group of Cos., Inc. (The)	27,901	728,774
Omnicom Group, Inc.	13,090	899,676
ViacomCBS, Inc., Class B	33,524	2,161,963
		5,327,381
Metals and Mining — 0.2%
Reliance Steel & Aluminum Co.	2,730	360,906
Multi-Utilities — 1.3%
Ameren Corp.	1,477	103,789
Consolidated Edison, Inc.	16,311	1,070,817
Public Service Enterprise Group, Inc.	19,419	1,045,325
45

STOXX® U.S. Quality Value ETF
	Shares	Value
WEC Energy Group, Inc.	1,126	$90,800
		2,310,731
Multiline Retail — 3.1%
Dollar General Corp.	465	87,880
Dollar Tree, Inc.(1)	3,524	346,057
Kohl's Corp.	13,205	729,576
Target Corp.	24,143	4,428,792
		5,592,305
Oil, Gas and Consumable Fuels — 0.4%
EOG Resources, Inc.	5,591	360,955
Exxon Mobil Corp.	6,806	370,042
		730,997
Personal Products — 0.2%
Herbalife Nutrition Ltd.(1)	8,161	367,082
Pharmaceuticals — 2.6%
Johnson & Johnson	9,292	1,472,410
Merck & Co., Inc.	4,932	358,162
Perrigo Co. plc	8,774	354,119
Pfizer, Inc.	43,146	1,444,960
Zoetis, Inc.	6,922	1,074,571
		4,704,222
Professional Services — 2.1%
Booz Allen Hamilton Holding Corp.	9,565	737,844
CACI International, Inc., Class A(1)	1,577	349,053
CoreLogic, Inc.	4,842	409,924
FTI Consulting, Inc.(1)	3,387	387,981
ManpowerGroup, Inc.	11,061	1,044,601
Nielsen Holdings plc	20,448	458,240
Robert Half International, Inc.	4,555	354,333
		3,741,976
Real Estate Management and Development — 0.9%
CBRE Group, Inc., Class A(1)	6,017	455,908
Jones Lang LaSalle, Inc.(1)	6,656	1,158,011
		1,613,919
Road and Rail — 0.8%
CSX Corp.	3,992	365,467
Landstar System, Inc.	664	106,333
Norfolk Southern Corp.	1,420	357,925
Old Dominion Freight Line, Inc.	449	96,432
Union Pacific Corp.	2,283	470,207
		1,396,364
Semiconductors and Semiconductor Equipment — 4.8%
Applied Materials, Inc.	4,723	558,211
Broadcom, Inc.	955	448,726
Cirrus Logic, Inc.(1)	4,310	352,472
CMC Materials, Inc.	2,241	382,090
Intel Corp.	48,697	2,959,804
KLA Corp.	1,169	363,828
Lam Research Corp.	651	369,241
Maxim Integrated Products, Inc.	1,943	181,029
Microchip Technology, Inc.	2,381	363,412
46

STOXX® U.S. Quality Value ETF
	Shares	Value
Micron Technology, Inc.(1)	5,356	$490,235
ON Semiconductor Corp.(1)	9,138	367,987
Qorvo, Inc.(1)	2,404	420,051
QUALCOMM, Inc.	4,420	601,960
Skyworks Solutions, Inc.	2,583	459,309
Texas Instruments, Inc.	2,135	367,796
		8,686,151
Software — 5.7%
Check Point Software Technologies Ltd.(1)	22,312	2,459,675
Citrix Systems, Inc.	2,735	365,341
Dropbox, Inc., Class A(1)	19,938	449,502
Intuit, Inc.	291	113,531
j2 Global, Inc.(1)	11,693	1,302,366
Microsoft Corp.	12,258	2,848,514
Oracle Corp. (New York)	37,844	2,441,316
VMware, Inc., Class A(1)	2,569	355,062
		10,335,307
Specialty Retail — 3.4%
Advance Auto Parts, Inc.	2,204	353,411
Best Buy Co., Inc.	26,144	2,623,550
Home Depot, Inc. (The)	1,340	346,176
L Brands, Inc.(1)	17,928	979,945
Lowe's Cos., Inc.	4,459	712,325
Williams-Sonoma, Inc.	8,690	1,140,910
		6,156,317
Technology Hardware, Storage and Peripherals — 3.3%
Apple, Inc.	23,463	2,845,123
Hewlett Packard Enterprise Co.	25,539	371,848
HP, Inc.	18,081	523,807
NetApp, Inc.	5,200	325,520
Seagate Technology plc	16,667	1,220,524
Xerox Holdings Corp.	28,064	715,071
		6,001,893
Textiles, Apparel and Luxury Goods — 0.4%
Capri Holdings Ltd.(1)	7,831	365,473
PVH Corp.	3,811	380,947
		746,420
Thrifts and Mortgage Finance — 0.2%
New York Community Bancorp, Inc.	30,541	372,906
Tobacco — 1.0%
Altria Group, Inc.	8,319	362,708
Philip Morris International, Inc.	17,089	1,435,818
		1,798,526
Trading Companies and Distributors — 1.3%
United Rentals, Inc.(1)	6,190	1,840,782
Watsco, Inc.	2,268	551,351
		2,392,133
Water Utilities — 0.1%
American Water Works Co., Inc.	681	96,620
TOTAL COMMON STOCKS (Cost $156,572,911)		181,591,162
47

STOXX® U.S. Quality Value ETF
	Shares	Value
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $328,238)	328,238	$328,238
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $156,901,149)		181,919,400
OTHER ASSETS AND LIABILITIES — 0.2%		306,764
TOTAL NET ASSETS — 100.0%		$182,226,164

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.

48

Statements of Assets and Liabilities

FEBRUARY 28, 2021 (UNAUDITED)
	Low Volatility ETF	Quality Convertible Securities ETF
Assets
Investment securities, at value (cost of $4,770,072 and $2,998,975, respectively)	$4,738,661	$2,862,601
Receivable for capital shares sold	593,889	—
Dividends and interest receivable	5,391	6,143
	5,337,941	2,868,744

Liabilities
Payable for investments purchased	585,883	—
Accrued management fees	948	309
	586,831	309

Net Assets	$4,751,110	$2,868,435

Shares outstanding (unlimited number of shares authorized)	120,000	60,000

Net Asset Value Per Share	$39.59	$47.81

Net Assets Consist of:
Capital paid in	$4,776,732	$3,002,695
Distributable earnings	(25,622)	(134,260)
	$4,751,110	$2,868,435

See Notes to Financial Statements.
49

FEBRUARY 28, 2021 (UNAUDITED)
	Quality Diversified International ETF	Quality Preferred ETF
Assets
Investment securities, at value (cost of $116,788,343 and $2,999,653, respectively)	$135,158,034	$2,956,470
Cash	972	—
Foreign currency holdings, at value (cost of $1,737 and $—, respectively)	1,718	—
Dividends and interest receivable	284,712	10,238
	135,445,436	2,966,708

Liabilities
Accrued management fees	41,682	314

Net Assets	$135,403,754	$2,966,394

Shares outstanding (unlimited number of shares authorized)	2,800,000	75,000

Net Asset Value Per Share	$48.36	$39.55

Net Assets Consist of:
Capital paid in	$114,106,748	$3,001,500
Distributable earnings	21,297,006	(35,106)
	$135,403,754	$2,966,394

See Notes to Financial Statements.
50

FEBRUARY 28, 2021 (UNAUDITED)
	STOXX® U.S. Quality Growth ETF	STOXX® U.S. Quality Value ETF
Assets
Investment securities, at value (cost of $206,899,866 and $156,901,149, respectively)	$230,677,197	$181,919,400
Receivable for investments sold	106,399,828	44,098,549
Receivable for capital shares sold	42,045,900	10,211,333
Dividends and interest receivable	550,889	349,779
	379,673,814	236,579,061

Liabilities
Payable for investments purchased	107,667,730	44,372,237
Payable for capital shares redeemed	40,872,975	9,940,208
Accrued management fees	53,993	40,452
	148,594,698	54,352,897

Net Assets	$231,079,116	$182,226,164

Shares outstanding (unlimited number of shares authorized)	3,675,000	4,125,000

Net Asset Value Per Share	$62.88	$44.18

Net Assets Consist of:
Capital paid in	$178,434,469	$166,062,307
Distributable earnings	52,644,647	16,163,857
	$231,079,116	$182,226,164

See Notes to Financial Statements.
51

Statements of Operations

FOR THE PERIOD ENDED FEBRUARY 28, 2021 (UNAUDITED)
	Low Volatility ETF(1)	Quality Convertible Securities ETF(2)
Investment Income (Loss)
Income:
Dividends	$7,986	$1,844
Interest	—	579
	7,986	2,423
Expenses:
Management fees	1,579	309

Net investment income (loss)	6,407	2,114

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(618)	—
Change in net unrealized appreciation (depreciation) on investments	(31,411)	(136,374)

Net realized and unrealized gain (loss)	(32,029)	(136,374)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(25,622)	$(134,260)

(1)January 12, 2021 (fund inception) through February 28, 2021.
(2)February 16, 2021 (fund inception) through February 28, 2021.

See Notes to Financial Statements.
52

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2021 (EXCEPT AS NOTED) (UNAUDITED)
	Quality Diversified International ETF	Quality Preferred ETF(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $92,324 and $114, respectively)	$943,902	$7,966
Interest	43	425
	943,945	8,391
Expenses:
Management fees	234,548	314
Other expenses	485	—
	235,033	314

Net investment income (loss)	708,912	8,077

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (Note 4)	6,026,442	—
Foreign currency translation transactions	(6,424)	—
	6,020,018	—
Change in net unrealized appreciation (depreciation) on:
Investments	7,785,496	(43,183)
Translation of assets and liabilities in foreign currencies	(4,755)	—
	7,780,741	(43,183)

Net realized and unrealized gain (loss)	13,800,759	(43,183)

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,509,671	$(35,106)

(1)February 16, 2021 (fund inception) through February 28, 2021.

See Notes to Financial Statements.

53

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED)
	STOXX® U.S. Quality Growth ETF	STOXX® U.S. Quality Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $— and $538, respectively)	$606,011	$1,729,251
Interest	46	50
	606,057	1,729,301
Expenses:
Management fees	321,403	227,102
Other expenses	—	40
	321,403	227,142

Net investment income (loss)	284,654	1,502,159

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions (Note 4)	31,829,857	7,080,383
Change in net unrealized appreciation (depreciation) on investments	(6,890,775)	13,904,212

Net realized and unrealized gain (loss)	24,939,082	20,984,595

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,223,736	$22,486,754

See Notes to Financial Statements.
54

Statements of Changes in Net Assets

PERIOD ENDED FEBRUARY 28, 2021 (UNAUDITED)
	Low Volatility ETF(1)	Quality Convertible Securities ETF(2)
Increase (Decrease) in Net Assets	February 28, 2021	February 28, 2021
Operations
Net investment income (loss)	$6,407	$2,114
Net realized gain (loss)	(618)	—
Change in net unrealized appreciation (depreciation)	(31,411)	(136,374)
Net increase (decrease) in net assets resulting from operations	(25,622)	(134,260)

Capital Share Transactions
Proceeds from shares sold	4,776,732	3,002,695

Net increase (decrease) in net assets	4,751,110	2,868,435

Net Assets
End of period	$4,751,110	$2,868,435

Transactions in Shares of the Funds
Sold	120,000	60,000

(1)January 12, 2021 (fund inception) through February 28, 2021.
(2)February 16, 2021 (fund inception) through February 28, 2021.

See Notes to Financial Statements.
55

SIX MONTHS ENDED FEBRUARY 28, 2021 (EXCEPT AS NOTED) (UNAUDITED) AND YEAR ENDED AUGUST 31, 2020
	Quality Diversified International ETF		Quality Preferred ETF(1)
Increase (Decrease) in Net Assets	February 28, 2021	August 31, 2020	February 28, 2021
Operations
Net investment income (loss)	$708,912	$1,667,317	$8,077
Net realized gain (loss)	6,020,018	(333,736)	—
Change in net unrealized appreciation (depreciation)	7,780,741	10,257,532	(43,183)
Net increase (decrease) in net assets resulting from operations	14,509,671	11,591,113	(35,106)

Distributions to Shareholders
From earnings	(1,114,095)	(1,315,435)	—

Capital Share Transactions
Proceeds from shares sold	34,090,415	84,459,734	3,001,500
Payments for shares redeemed	(13,353,090)	(12,183,875)	—
Net increase (decrease) in net assets from capital share transactions	20,737,325	72,275,859	3,001,500

Net increase (decrease) in net assets	34,132,901	82,551,537	2,966,394

Net Assets
Beginning of period	101,270,853	18,719,316	—
End of period	$135,403,754	$101,270,853	$2,966,394

Transactions in Shares of the Funds
Sold	750,000	2,150,000	75,000
Redeemed	(300,000)	(300,000)	—
Net increase (decrease) in shares of the funds	450,000	1,850,000	75,000

(1)February 16, 2021 (fund inception) through February 28, 2021.

See Notes to Financial Statements.

56

SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2020
	STOXX® U.S. Quality Growth ETF		STOXX® U.S. Quality Value ETF
Increase (Decrease) in Net Assets	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020
Operations
Net investment income (loss)	$284,654	$568,569	$1,502,159	$3,009,632
Net realized gain (loss)	31,829,857	26,461,497	7,080,383	(14,863,742)
Change in net unrealized appreciation (depreciation)	(6,890,775)	28,986,871	13,904,212	9,994,124
Net increase (decrease) in net assets resulting from operations	25,223,736	56,016,937	22,486,754	(1,859,986)

Distributions to Shareholders
From earnings	(179,225)	(537,870)	(1,618,108)	(2,568,849)

Capital Share Transactions
Proceeds from shares sold	110,992,117	261,431,182	44,028,673	112,503,720
Payments for shares redeemed	(120,396,045)	(123,435,982)	(20,269,412)	(867,525)
Net increase (decrease) in net assets from capital share transactions	(9,403,928)	137,995,200	23,759,261	111,636,195

Net increase (decrease) in net assets	15,640,583	193,474,267	44,627,907	107,207,360

Net Assets
Beginning of period	215,438,533	21,964,266	137,598,257	30,390,897
End of period	$231,079,116	$215,438,533	$182,226,164	$137,598,257

Transactions in Shares of the Funds
Sold	1,825,000	5,825,000	1,050,000	2,800,000
Redeemed	(2,000,000)	(2,500,000)	(475,000)	(25,001)
Net increase (decrease) in shares of the funds	(175,000)	3,325,000	575,000	2,774,999

See Notes to Financial Statements.
57

Notes to Financial Statements

FEBRUARY 28, 2021 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Low Volatility ETF (Low Volatility ETF), American Century Quality Convertible Securities ETF (Quality Convertible Securities ETF), American Century Quality Diversified International ETF (Quality Diversified International ETF), American Century Quality Preferred ETF (Quality Preferred ETF), American Century STOXX® U.S. Quality Growth ETF (STOXX® U.S. Quality Growth ETF) and American Century STOXX® U.S. Quality Value ETF (STOXX® U.S. Quality Value ETF) are six funds in a series issued by the trust. Low Volatility ETF’s investment objective is to seek capital appreciation. Quality Convertible Securities ETF’s investment objective is to seek total return. Quality Diversified International ETF’s investment objective is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Alpha Vee American Century Diversified International Equity Index. Quality Preferred ETF’s investment objective is to seek current income and capital appreciation. STOXX® U.S. Quality Growth ETF’s investment objective is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the iSTOXX® American Century USA Quality Growth Index. STOXX® U.S. Quality Value ETF’s investment objective is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the iSTOXX® American Century USA Quality Value Index. Shares of Low Volatility ETF, Quality Diversified International ETF, STOXX® U.S. Quality Growth ETF and STOXX® U.S. Quality Value ETF are listed for trading on the NYSE Arca, Inc. Shares of Quality Convertible Securities ETF and Quality Preferred ETF are listed for trading on the Cboe BZX Exchange, Inc. Low Volatility ETF incepted on January 12, 2021. Quality Convertible Securities ETF and Quality Preferred ETF incepted on February 16, 2021.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. For Qualified Diversified International ETF, equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the London Stock Exchange as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

58

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the funds determine that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the funds may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the funds to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The funds monitor for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The funds also monitor for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The funds may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

59

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly for Quality Convertible Securities ETF and Quality Preferred ETF. Distributions from net investment income, if any, are generally declared and paid quarterly for Low Volatility ETF, STOXX® U.S. Quality Growth ETF and STOXX® U.S. Quality Value ETF. Distributions from net investment income, if any, are generally declared and paid semiannually for Quality Diversified International ETF. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 49%, 56% and 64% of the shares of Quality Diversified International ETF, STOXX® U.S. Quality Growth ETF and STOXX® U.S. Quality Value ETF, respectively. ACIM owns 83%, 83% and 80% of the shares of Low Volatility ETF, Quality Convertible Securities ETF and Quality Preferred ETF, respectively. Related parties do not invest in the funds for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Low Volatility ETF	0.29%
Quality Convertible Securities ETF	0.32%
Quality Diversified International ETF	0.39%
Quality Preferred ETF	0.32%
STOXX® U.S. Quality Growth ETF	0.29%
STOXX® U.S. Quality Value ETF	0.29%

60

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in-kind transactions, for the period ended February 28, 2021 were as follows:

	Low Volatility ETF(1)	Quality Convertible Securities ETF(2)	Quality Diversified International ETF	Quality Preferred ETF(2)	STOXX® U.S. Quality Growth ETF	STOXX® U.S. Quality Value ETF
Purchases	$681,176	$484,113	$75,199,071	$246,551	$186,172,676	$100,782,420
Sales	$676,831	—	$62,640,554	—	$187,980,227	$100,024,331
(1) January 12, 2021 (fund inception) through February 28, 2021.
(2) February 16, 2021 (fund inception) through February 28, 2021.

Securities received or delivered in-kind through subscriptions and redemptions and in-kind net realized gain (loss) for the period ended February 28, 2021 were as follows:

	In-kind Subscriptions	In-kind Redemptions	In-kind Net Realized Gain/(Loss)*
Low Volatility ETF(1)	$4,758,294	—	—
Quality Convertible Securities ETF(2)	$2,458,014	—	—
Quality Diversified International ETF	$20,153,181	$12,103,867	$3,363,424
Quality Preferred ETF(2)	$2,746,388	—	—
STOXX® U.S. Quality Growth ETF	$107,152,481	$114,964,684	$33,543,678
STOXX® U.S. Quality Value ETF	$43,269,898	$19,688,383	$4,861,137
*Net realized gain (loss) on in-kind transactions are not considered taxable for federal income tax purposes.

(1) January 12, 2021 (fund inception) through February 28, 2021.
(2) February 16, 2021 (fund inception) through February 28, 2021.

5. Capital Share Transactions
Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in proceeds from shares sold in the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
61

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

Low Volatility ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,730,611	—	—
Temporary Cash Investments	8,050	—	—
	$4,738,661	—	—

Quality Convertible Securities ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Convertible Bonds	—	$2,356,324	—
Convertible Preferred Stocks	—	456,665	—
Temporary Cash Investments	$49,612	—	—
	$49,612	$2,812,989	—

Quality Diversified International ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,574,540	$132,423,524	—
Warrants	—	979	—
Temporary Cash Investments	158,991	—	—
	$2,733,531	$132,424,503	—

Quality Preferred ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Preferred Stocks	$1,933,583	$200,809	—
Convertible Preferred Stocks	51,511	765,162	—
Temporary Cash Investments	5,405	—	—
	$1,990,499	$965,971	—

STOXX® U.S. Quality Growth ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$230,283,089	—	—
Temporary Cash Investments	394,108	—	—
	$230,677,197	—	—

STOXX® U.S. Quality Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$181,591,162	—	—
Temporary Cash Investments	328,238	—	—
	$181,919,400	—	—
62

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

Quality Diversified International ETF, STOXX® U.S. Quality Growth ETF and STOXX® U.S. Quality Value ETF are not actively managed and do not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the funds generally will not buy or sell securities unless they are added or removed from their respective indexes, even if the security is underperforming. If the funds' respective indexes have high portfolio turnover, the funds may also have high portfolio turnover.

A fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

	Low Volatility ETF	Quality Convertible Securities ETF	Quality Diversified International ETF
Federal tax cost of investments	$4,773,785	$2,998,975	$117,037,302
Gross tax appreciation of investments	$99,679	$21,024	$20,984,100
Gross tax depreciation of investments	(134,803)	(157,398)	(2,863,368)
Net tax appreciation (depreciation) of investments	$(35,124)	$(136,374)	$18,120,732

	Quality Preferred ETF	STOXX® U.S. Quality Growth ETF	STOXX® U.S. Quality Value ETF
Federal tax cost of investments	$2,999,653	$207,181,578	$158,314,970
Gross tax appreciation of investments	$7,430	$24,840,015	$25,234,961
Gross tax depreciation of investments	(50,613)	(1,344,396)	(1,630,531)
Net tax appreciation (depreciation) of investments	$(43,183)	$23,495,619	$23,604,430

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales for Low Volatility ETF, Quality Diversified International ETF, STOXX® U.S. Quality Growth ETF and STOXX® U.S. Quality Value ETF.

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for Quality Convertible Securities ETF and Quality Preferred ETF.

63

As of August 31, 2020, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-Term Capital Losses	Long-Term Capital Losses
Quality Diversified International ETF	$(2,852,329)	$(73,602)
STOXX® U.S. Quality Growth ETF	$(2,937,617)	—
STOXX® U.S. Quality Value ETF	$(15,147,667)	$(717,187)
64

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Low Volatility ETF
2021(4)	$39.84	0.06	(0.31)	(0.25)	$39.59	(0.61)%	0.29%(5)	1.18%(5)	15%	$4,751

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in-kind.
(4)January 12, 2021 (fund inception) through February 28, 2021 (unaudited).
(5)Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Convertible Securities ETF
2021(4)	$50.00	0.04	(2.23)	(2.19)	$47.81	(4.39)%	0.32%(5)	2.19%(5)	0%	$2,868

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in-kind.
(4)February 16, 2021 (fund inception) through February 28, 2021 (unaudited).
(5)Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Diversified International ETF
2021(4)	$43.09	0.27	5.44	5.71	(0.44)	$48.36	13.24%	0.39%(5)	1.18%(5)	53%	$135,404
2020	$37.44	0.78	5.42	6.20	(0.55)	$43.09	16.67%	0.39%	2.00%	118%	$101,271
2019(6)	$39.85	0.98	(2.69)	(1.71)	(0.70)	$37.44	(4.32)%	0.39%(5)	2.67%(5)	119%	$18,719

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in-kind.
(4)Six months ended February 28, 2021 (unaudited).
(5)Annualized.
(6)September 10, 2018 (fund inception) through August 31, 2019.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Preferred ETF
2021(4)	$40.00	0.11	(0.56)	(0.45)	$39.55	(1.12)%	0.32%(5)	8.24%(5)	0%	$2,966

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in-kind.
(4)February 16, 2021 (fund inception) through February 28, 2021 (unaudited).
(5)Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
STOXX® U.S. Quality Growth ETF
2021(4)	$55.96	0.08	6.89	6.97	(0.05)	$62.88	12.45%	0.29%(5)	0.26%(5)	85%	$231,079
2020	$41.84	0.18	14.11	14.29	(0.17)	$55.96	34.30%	0.29%	0.39%	180%	$215,439
2019(6)	$40.15	0.18	1.64	1.82	(0.13)	$41.84	4.57%	0.29%(5)	0.48%(5)	191%	$21,964

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in-kind.
(4)Six months ended February 28, 2021 (unaudited).
(5)Annualized.
(6)September 10, 2018 (fund inception) through August 31, 2019.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
STOXX® U.S. Quality Value ETF
2021(4)	$38.76	0.39	5.46	5.85	(0.43)	$44.18	15.20%	0.29%(5)	1.91%(5)	64%	$182,226
2020	$39.21	1.02	(0.47)	0.55	(1.00)	$38.76	1.55%	0.29%	2.66%	178%	$137,598
2019	$41.66	1.15	(2.68)	(1.53)	(0.92)	$39.21	(3.60)%	0.29%	2.94%	190%	$30,391
2018(6)	$40.37	0.55	1.11	1.66	(0.37)	$41.66	4.16%	0.29%(5)	2.17%(5)	77%	$7,291

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in-kind.
(4)Six months ended February 28, 2021 (unaudited).
(5)Annualized.
(6)January 11, 2018 (fund inception) through August 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on August 31, 2020, the Funds’ Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the American Century Low Volatility ETF, the American Century Quality Convertible Securities ETF and the American Century Quality Preferred ETF (collectively the "New Funds"). Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent trustees and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the New Funds. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Funds’ characteristics and key attributes, the rationale for launching the New Funds, the experience of the staff designated to manage the New Funds, the proposed pricing, and the markets in which the New Funds would be sold. The information considered and the discussions held included, but were not limited to:

•the nature, extent, and quality of investment management and other services to be provided to the New Funds;
•the wide range of other programs and services the Advisor would provide to each New Fund and its shareholders on a routine and non-routine basis;
•each New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning each New Fund compared to the cost of owning similar funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Funds.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing each New Fund’s fee to the total expense ratio of peer funds. The annual management fees charged to shareholders of each of the American Century Low Volatility ETF, the American Century Quality Convertible Securities ETF, and the American Century Quality Preferred ETF were below the median of the total expense ratios of their respective peer universe.

When considering the approval of the management agreement for the New Funds, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Funds and the risk that the New Funds will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Funds would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the New Funds.

The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the New Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the New Funds and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

71

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

72

Contact Us	americancenturyetfs.com
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Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96949 2104

Semiannual Report

February 28, 2021

Avantis® Emerging Markets Equity ETF (AVEM)
Avantis® International Equity ETF (AVDE)
Avantis® International Small Cap Value ETF (AVDV)
Avantis® U.S. Equity ETF (AVUS)
Avantis® U.S. Small Cap Value ETF (AVUV)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Stocks Rallied as Stimulus, Vaccines Sparked Optimism

Stocks and other riskier assets delivered robust returns for the six-month period. Investors generally remained upbeat despite periodic upswings in virus cases, ongoing lockdowns in certain regions and uncertainty surrounding the U.S. political climate. Significant support from global central banks and federal governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop. Additionally, positive vaccine developments and a late-2020 federal coronavirus aid package also provided support. Furthermore, political clarity emerged following the January U.S. Senate run-off elections in Georgia, which triggered expectations for another federal COVID-19 relief bill. The record $1.9 trillion American Rescue Plan Act of 2021 worked its way through Congress in February (and ultimately passed in early March).

Overall, the improving economic backdrop combined with massive monetary and fiscal support drove inflation expectations and U.S. bond yields higher. For example, the yield on the benchmark 10-year U.S. Treasury note increased more than 70 basis points for the six-month period.

Non-U.S. stocks generally outpaced U.S. stocks for the period, and within the U.S. market, small-cap stocks (Russell 2000® Index) were top performers, gaining more than 40%. Value stocks outperformed growth stocks across the board. Rising yields pressured U.S. investment-grade bond returns, which declined nearly 2%, and municipal bonds, which were up slightly. Lower-quality bonds rallied in the risk-on climate.

A Return to Normalcy in Sight

The return to pre-pandemic life appears to be on the horizon thanks to declining COVID-19 cases and expanding vaccine distribution programs. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. Nevertheless, until the vaccine is more widely available, investors still may face the effects of virus-related restrictions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors

Fund Characteristics

FEBRUARY 28, 2021

Avantis Emerging Markets Equity ETF
Top Ten Holdings	% of net assets
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.3%
Tencent Holdings Ltd.	3.6%
Samsung Electronics Co. Ltd., GDR	3.3%
Alibaba Group Holding Ltd., ADR	2.2%
Baidu, Inc., ADR	1.5%
China Construction Bank Corp., H Shares	1.2%
Ping An Insurance Group Co. of China Ltd., H Shares	1.1%
JD.com, Inc., ADR	0.9%
Infosys Ltd., ADR	0.8%
NetEase, Inc., ADR	0.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	100.1%
Rights	—*
Warrants	—*
Total Equity Exposure	100.1%
Temporary Cash Investments	0.1%
Temporary Cash Investments - Securities Lending Collateral	1.1%
Other Assets and Liabilities	(1.3)%
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
China	36.3%
Taiwan	15.4%
South Korea	14.8%
India	11.1%
Brazil	5.0%
South Africa	4.0%
Russia	2.2%
Thailand	2.2%
Other Countries	9.1%
Cash and Equivalents*	(0.1)%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

Fund Characteristics

FEBRUARY 28, 2021

Avantis International Equity ETF
Top Ten Holdings	% of net assets
Roche Holding AG	0.9%
Royal Dutch Shell plc*	0.8%
Novartis AG, ADR	0.7%
LVMH Moet Hennessy Louis Vuitton SE	0.6%
ASML Holding NV, NY Shares	0.6%
Sony Corp., ADR	0.6%
Nestle SA	0.5%
Rio Tinto plc, ADR	0.5%
Toyota Motor Corp., ADR	0.5%
Novo Nordisk A/S, ADR	0.5%
*Includes all classes of the issuer held by the fund.

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Rights	—*
Warrants	—*
Total Equity Exposure	99.7%
Temporary Cash Investments	—*
Temporary Cash Investments - Securities Lending Collateral	3.1%
Other Assets and Liabilities	(2.8)%
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
Japan	22.9%
United Kingdom	13.5%
Canada	9.4%
France	8.8%
Germany	7.9%
Switzerland	7.9%
Australia	6.7%
Sweden	3.7%
Netherlands	3.5%
Hong Kong	2.9%
Italy	2.3%
Spain	2.2%
Denmark	2.0%
Other Countries	6.0%
Cash and Equivalents*	0.3%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

Fund Characteristics

FEBRUARY 28, 2021

Avantis International Small Cap Value ETF
Top Ten Holdings	% of net assets
ASR Nederland NV	0.7%
Royal Mail plc	0.7%
AerCap Holdings NV	0.7%
J Sainsbury plc	0.6%
Nippon Yusen KK	0.6%
Conzzeta AG	0.6%
St. James's Place plc	0.6%
Electrocomponents plc	0.5%
Subsea 7 SA	0.5%
Rheinmetall AG	0.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Rights	—*
Total Equity Exposure	99.6%
Temporary Cash Investments	0.4%
Temporary Cash Investments - Securities Lending Collateral	2.1%
Other Assets and Liabilities	(2.1)%
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
Japan	25.3%
United Kingdom	16.0%
Canada	8.4%
Australia	8.1%
Sweden	6.8%
Germany	5.1%
Switzerland	4.8%
France	2.9%
Netherlands	2.7%
Italy	2.6%
Israel	2.2%
Norway	2.2%
Hong Kong	2.0%
Other Countries	10.5%
Cash and Equivalents*	0.4%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

Fund Characteristics

FEBRUARY 28, 2021

Avantis U.S. Equity ETF
Top Ten Holdings	% of net assets
Apple, Inc.	3.9%
Microsoft Corp.	3.2%
Amazon.com, Inc.	3.0%
Alphabet, Inc.*	2.0%
Facebook, Inc., Class A	1.1%
Johnson & Johnson	1.0%
JPMorgan Chase & Co.	0.9%
PayPal Holdings, Inc.	0.8%
Verizon Communications, Inc.	0.7%
Mastercard, Inc., Class A	0.6%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Software	6.1%
Banks	5.9%
Semiconductors and Semiconductor Equipment	5.4%
Technology Hardware, Storage and Peripherals	4.3%
IT Services	4.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Temporary Cash Investments	0.1%
Temporary Cash Investments - Securities Lending Collateral	0.1%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Fund Characteristics

FEBRUARY 28, 2021

Avantis U.S. Small Cap Value ETF
Top Ten Holdings	% of net assets
Marathon Oil Corp.	1.1%
Kohl's Corp.	1.0%
Ovintiv, Inc.	1.0%
Cimarex Energy Co.	0.9%
Targa Resources Corp.	0.8%
Western Alliance Bancorp	0.8%
Stifel Financial Corp.	0.7%
Air Lease Corp.	0.7%
Macy's, Inc.	0.7%
Synovus Financial Corp.	0.7%

Top Five Industries	% of net assets
Banks	15.8%
Oil, Gas and Consumable Fuels	10.4%
Specialty Retail	7.0%
Machinery	4.1%
Thrifts and Mortgage Finance	4.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.9%
Temporary Cash Investments	0.1%
Temporary Cash Investments - Securities Lending Collateral	—*
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2020 to February 28, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Expenses Paid During Period(1) 9/1/20 - 2/28/21	Annualized Expense Ratio(1)
Avantis Emerging Markets Equity ETF
Actual	$1,000	$1,258.40	$1.85	0.33%
Hypothetical	$1,000	$1,023.16	$1.66	0.33%
Avantis International Equity ETF
Actual	$1,000	$1,175.50	$1.24	0.23%
Hypothetical	$1,000	$1,023.65	$1.15	0.23%
Avantis International Small Cap Value ETF
Actual	$1,000	$1,251.30	$2.01	0.36%
Hypothetical	$1,000	$1,023.01	$1.81	0.36%
Avantis U.S. Equity ETF
Actual	$1,000	$1,192.20	$0.82	0.15%
Hypothetical	$1,000	$1,024.05	$0.75	0.15%
Avantis U.S. Small Cap Value ETF
Actual	$1,000	$1,515.00	$1.56	0.25%
Hypothetical	$1,000	$1,023.56	$1.25	0.25%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedules of Investments

FEBRUARY 28, 2021 (UNAUDITED)

Avantis Emerging Markets Equity ETF
	Shares	Value
COMMON STOCKS — 100.1%
Brazil — 5.0%
AES Tiete Energia SA	100,200	$277,131
Aliansce Sonae Shopping Centers SA(1)	48,900	204,005
Alliar Medicos A Frente SA	300	490
Alpargatas SA, Preference Shares(1)	3,700	22,936
Ambev SA, ADR	184,496	470,465
Arezzo Industria e Comercio SA	7,300	93,292
Atacadao SA	20,500	69,319
Azul SA, ADR(1)(2)	9,120	196,262
B2W Cia Digital(1)	3,400	49,742
B3 SA - Brasil Bolsa Balcao	70,300	682,528
Banco ABC Brasil SA(1)	210	572
Banco ABC Brasil SA, Preference Shares	15,800	43,530
Banco BMG SA, Preference Shares	18,300	15,217
Banco Bradesco SA	56,660	207,362
Banco Bradesco SA, ADR	229,352	949,517
Banco BTG Pactual SA	14,300	260,907
Banco do Brasil SA	55,890	281,435
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	33,900	77,004
Banco Inter SA	2,700	74,825
Banco Inter SA, Preference Shares	7,100	64,752
Banco Pan SA, Preference Shares	36,800	90,289
Banco Santander Brasil SA, ADR(2)	28,485	190,280
BB Seguridade Participacoes SA	32,700	148,965
BK Brasil Operacao e Assessoria a Restaurantes SA	300	476
BR Malls Participacoes SA(1)	64,100	95,277
BR Properties SA	43,000	62,150
BrasilAgro - Co. Brasileira de Propriedades Agricolas	4,800	18,732
Braskem SA, ADR(1)(2)	7,362	82,823
BRF SA, ADR(1)	106,676	416,036
C&A Modas Ltda(1)	27,000	53,381
Camil Alimentos SA	17,100	31,825
CCR SA	139,200	280,427
Centrais Eletricas Brasileiras SA, ADR(2)	13,732	79,371
Centrais Eletricas Brasileiras SA, Class B Preference Shares	3,000	17,564
Cia Brasileira de Distribuicao, ADR	27,354	409,489
Cia de Locacao das Americas	45,300	192,381
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(2)	33,465	220,869
Cia de Saneamento de Minas Gerais-COPASA	29,400	75,701
Cia de Saneamento do Parana	9,100	32,053
Cia de Saneamento do Parana, Preference Shares	81,100	57,740
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	9,100	38,841
Cia Energetica de Minas Gerais, ADR(2)	135,310	285,504
Cia Energetica de Sao Paulo, Class B Preference Shares	25,200	122,758
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	8,800	40,984

Avantis Emerging Markets Equity ETF
	Shares	Value
Cia Hering	21,800	$58,427
Cia Paranaense de Energia, ADR(2)	8,314	88,295
Cia Siderurgica Nacional SA, ADR	96,952	567,169
Cielo SA	146,200	94,176
Cogna Educacao(1)	27,500	18,450
Construtora Tenda SA	3,500	15,957
Cosan Logistica SA(1)	20,700	75,018
Cosan SA	8,400	122,443
CPFL Energia SA	8,800	45,208
CVC Brasil Operadora e Agencia de Viagens SA(1)	8,600	25,274
Cyrela Brazil Realty SA Empreendimentos e Participacoes	71,900	316,251
Direcional Engenharia SA	14,000	32,026
Duratex SA	38,500	127,023
EcoRodovias Infraestrutura e Logistica SA(1)	33,300	65,362
EDP - Energias do Brasil SA	46,400	149,528
Embraer SA, ADR(1)	31,882	280,562
Enauta Participacoes SA	25,400	59,101
Energisa SA	3,000	23,313
Eneva SA(1)	25,300	306,262
Engie Brasil Energia SA	38,200	280,491
Equatorial Energia SA	40,000	143,464
Even Construtora e Incorporadora SA	18,600	33,389
Ez Tec Empreendimentos e Participacoes SA	6,700	37,552
Fleury SA	19,500	93,321
Fras-Le SA	6,200	13,110
Gafisa SA(1)	27,000	22,306
Gerdau SA, ADR	189,981	870,113
Gol Linhas Aereas Inteligentes SA, ADR(1)(2)	3,336	25,887
Grendene SA	29,100	37,127
GRUPO DE MODA SOMA SA(1)	47,900	114,361
Grupo SBF SA(1)	7,300	29,152
Guararapes Confeccoes SA	12,600	27,767
Hapvida Participacoes e Investimentos SA	58,500	161,694
Helbor Empreendimentos SA(1)	5,040	7,285
Hypera SA	12,800	75,189
Iguatemi Empresa de Shopping Centers SA	5,400	30,294
Industrias Romi SA	10,966	52,441
Instituto Hermes Pardini SA	6,200	22,513
Iochpe Maxion SA	18,600	42,151
IRB Brasil Resseguros S/A	165,496	178,070
Itau Unibanco Holding SA, ADR	199,078	901,823
JBS SA	75,700	349,175
Jereissati Participacoes SA	6,100	23,903
JHSF Participacoes SA	37,900	43,890
Klabin SA(1)	103,600	537,392
Light SA(1)	52,908	173,049
Linx SA	10,500	72,433
Localiza Rent a Car SA	34,030	353,404
Locaweb Servicos de Internet SA	13,200	67,081
LOG Commercial Properties e Participacoes SA	8,000	45,309
Log-in Logistica Intermodal SA(1)	7,600	19,528

Avantis Emerging Markets Equity ETF
	Shares	Value
Lojas Americanas SA	526	$2,338
Lojas Americanas SA, Preference Shares	55,863	248,304
Lojas Quero Quero S/A	34,600	103,290
Lojas Renner SA	67,600	439,915
M Dias Branco SA	6,800	34,812
Magazine Luiza SA	135,700	588,400
Mahle-Metal Leve SA	3,500	11,029
Marcopolo SA, Preference Shares	96,800	43,527
Marfrig Global Foods SA(1)	52,000	129,346
Marisa Lojas SA(1)	15,881	14,424
Metalurgica Gerdau SA, Preference Shares	10,700	22,071
Mills Estruturas e Servicos de Engenharia SA(1)	23,700	22,836
Minerva SA	36,000	62,696
Mitre Realty Empreendimentos E Participacoes LTDA(1)	16,000	36,030
Movida Participacoes SA	22,400	71,147
MRV Engenharia e Participacoes SA	22,800	68,349
Multiplan Empreendimentos Imobiliarios SA	14,100	49,162
Natura & Co. Holding SA(1)	33,156	273,214
Notre Dame Intermedica Participacoes SA	6,588	101,567
Odontoprev SA	48,000	112,116
Omega Geracao SA(1)	8,700	61,227
Petro Rio SA(1)	18,000	266,586
Petrobras Distribuidora SA	76,100	269,409
Petroleo Brasileiro SA, ADR	124,657	988,530
Petroleo Brasileiro SA, ADR Preference Shares	161,415	1,275,178
Porto Seguro SA	12,700	99,507
Qualicorp Consultoria e Corretora de Seguros SA	35,800	203,204
Raia Drogasil SA	27,000	112,014
Randon SA Implementos e Participacoes, Preference Shares	27,800	64,686
Rumo SA(1)	63,900	207,747
Santos Brasil Participacoes SA	3,000	3,089
Sao Martinho SA	36,400	201,934
Ser Educacional SA	2,800	6,225
SIMPAR SA	8,400	56,133
Sinqia SA(1)	4,800	18,689
SLC Agricola SA	11,200	81,939
Smiles Fidelidade SA	20,800	77,942
StoneCo Ltd., A Shares(1)	4,470	383,571
Sul America SA	40,141	237,514
Suzano SA, ADR(1)(2)	59,869	784,284
Tecnisa SA(1)	15,300	20,913
Tegma Gestao Logistica SA	2,200	8,444
Telefonica Brasil SA, ADR	17,063	134,286
TIM SA, ADR	11,956	136,896
TOTVS SA	57,000	318,045
Trisul SA	3,000	5,011
Tupy SA(1)	12,700	48,473
Ultrapar Participacoes SA, ADR(2)	110,594	385,973
Unipar Carbocloro SA, Preference Shares	15,500	158,147
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	105,300	303,262

Avantis Emerging Markets Equity ETF
	Shares	Value
Vale SA, ADR	229,772	$3,883,147
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA(1)	6,500	8,734
Via Varejo SA(1)	40,900	87,212
Vivara Participacoes SA	8,900	37,797
Vulcabras Azaleia SA(1)	16,100	21,431
WEG SA	16,600	231,189
Wiz Solucoes e Corretagem de Seguros SA	14,000	15,538
YDUQS Participacoes SA	48,300	258,384
		28,336,579
Chile — 0.7%
AES Gener SA	716,685	123,261
Aguas Andinas SA, A Shares	385,567	110,521
Banco de Chile	2,096,596	229,705
Banco de Credito e Inversiones SA	5,172	224,345
Banco Santander Chile, ADR	11,389	257,278
Besalco SA	44,236	29,638
CAP SA	16,101	226,872
Cencosud SA	61,389	120,210
Cencosud Shopping SA	24,827	49,044
Cia Cervecerias Unidas SA, ADR	9,982	172,689
Cia Sud Americana de Vapores SA(1)	2,139,696	102,124
Colbun SA	993,105	185,481
Embotelladora Andina SA, Class B Preference Shares	44,637	120,686
Empresa Nacional de Telecomunicaciones SA	16,860	114,125
Empresas CMPC SA	70,281	204,875
Empresas COPEC SA	7,149	80,596
Enel Americas SA, ADR	26,408	199,644
Enel Chile SA(1)	2,360,943	174,488
Engie Energia Chile SA	182,950	217,349
Falabella SA	59,522	246,593
Forus SA(1)	2,121	4,117
Grupo Security SA	164,860	36,439
Inversiones Aguas Metropolitanas SA	44,574	33,805
Itau CorpBanca Chile SA	20,102,307	70,813
Latam Airlines Group SA, ADR(1)	8,447	16,641
Parque Arauco SA	16,092	29,655
Ripley Corp. SA	56,617	18,223
Salfacorp SA	15,871	11,839
SMU SA	11,262	1,665
Sociedad Quimica y Minera de Chile SA, ADR	4,082	218,795
Vina Concha y Toro SA	49,124	79,737
		3,711,253
China — 36.3%
111, Inc., ADR(1)	1,700	33,218
21Vianet Group, Inc., ADR(1)	4,297	156,583
360 DigiTech, Inc., ADR(1)	19,879	465,765
361 Degrees International Ltd.	40,000	9,178
3SBio, Inc.(1)	165,000	164,200
51job, Inc., ADR(1)	5,061	332,002
A-Living Smart City Services Co. Ltd.	42,000	175,891

Avantis Emerging Markets Equity ETF
	Shares	Value
AAC Technologies Holdings, Inc.	79,000	$424,846
Agile Group Holdings Ltd.	298,000	420,561
Agricultural Bank of China Ltd., H Shares	2,005,000	728,712
Air China Ltd., H Shares	54,000	44,532
Ajisen China Holdings Ltd.	30,000	5,180
Alibaba Group Holding Ltd., ADR(1)	53,523	12,725,628
Alibaba Health Information Technology Ltd.(1)	80,000	267,663
Alibaba Pictures Group Ltd.(1)	670,000	93,205
Aluminum Corp. of China Ltd., H Shares(1)	96,000	48,486
Angang Steel Co. Ltd., H Shares(2)	32,000	14,926
Anhui Conch Cement Co. Ltd., H Shares	67,000	430,939
Anhui Expressway Co. Ltd., H Shares	104,000	68,179
ANTA Sports Products Ltd.	88,000	1,348,963
Ascentage Pharma Group International(1)	5,900	25,974
Ascletis Pharma, Inc.(1)	13,000	5,070
Asia Cement China Holdings Corp.	61,000	57,401
Ausnutria Dairy Corp. Ltd.(1)	90,000	136,643
Autohome, Inc., ADR	9,905	1,129,566
BAIC Motor Corp. Ltd., H Shares	266,000	95,289
Baidu, Inc., ADR(1)	29,502	8,362,637
BAIOO Family Interactive Ltd.	320,000	81,258
Bank of China Ltd., H Shares	6,877,000	2,410,703
Bank of Chongqing Co. Ltd., H Shares	79,000	51,487
Bank of Communications Co. Ltd., H Shares	886,000	499,920
BBMG Corp., H Shares(2)	181,000	37,562
BeiGene Ltd., ADR(1)	2,404	769,280
Beijing Capital International Airport Co. Ltd., H Shares	384,000	299,430
Beijing Capital Land Ltd., H Shares	135,000	22,436
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares(2)	11,500	28,634
Beijing Energy International Holding Co. Ltd.(1)(2)	70,000	2,434
Beijing Enterprises Clean Energy Group Ltd.(1)	740,000	9,996
Beijing Enterprises Holdings Ltd.	57,500	198,994
Beijing Enterprises Urban Resources Group Ltd.(1)	580,000	94,919
Beijing Enterprises Water Group Ltd.(1)	400,000	158,165
Beijing Gas Blue Sky Holdings Ltd.(1)	88,000	1,316
Beijing Jingneng Clean Energy Co. Ltd., H Shares	250,000	69,291
Beijing North Star Co. Ltd., H Shares	4,000	794
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	31,000	41,816
Best Pacific International Holdings Ltd.	4,000	910
Bestway Global Holding, Inc.	8,000	2,226
Bilibili, Inc., ADR(1)	3,609	454,626
Binjiang Service Group Co. Ltd.	24,500	48,768
BlueCity Holdings Ltd., ADR(1)(2)	1,961	22,277
BOC Aviation Ltd.	42,800	413,683
Bosideng International Holdings Ltd.	548,000	231,575
Bright Scholar Education Holdings Ltd., ADR	617	4,017
Brilliance China Automotive Holdings Ltd.	338,000	302,938
BYD Co. Ltd., H Shares	66,500	1,684,336
BYD Electronic International Co. Ltd.(2)	188,000	1,044,997
C&D International Investment Group Ltd.	22,000	38,059
CA Cultural Technology Group Ltd.(1)	30,000	12,497

Avantis Emerging Markets Equity ETF
	Shares	Value
Cabbeen Fashion Ltd.	50,000	$17,144
Canadian Solar, Inc.(1)(2)	14,294	670,817
Canvest Environmental Protection Group Co. Ltd.	103,000	42,485
CAR, Inc.(1)	250,000	129,204
Cathay Media And Education Group, Inc.(1)	74,000	74,536
Central China New Life Ltd.	40,000	36,081
Central China Real Estate Ltd.	117,000	52,189
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(2)	23,400	40,959
Chaowei Power Holdings Ltd.	86,000	36,574
China Aircraft Leasing Group Holdings Ltd.	5,000	4,731
China Aoyuan Group Ltd.	31,000	29,347
China BlueChemical Ltd., H Shares	386,000	93,415
China Bohai Bank Co. Ltd., H Shares(1)	324,000	178,487
China Cinda Asset Management Co. Ltd., H Shares	1,487,000	294,978
China CITIC Bank Corp. Ltd., H Shares	909,000	430,416
China Coal Energy Co. Ltd., H Shares	103,000	42,353
China Communications Services Corp. Ltd., H Shares	352,000	166,071
China Conch Venture Holdings Ltd.	130,000	577,820
China Construction Bank Corp., H Shares	8,401,000	6,745,045
China Datang Corp. Renewable Power Co. Ltd., H Shares	463,000	98,937
China Dongxiang Group Co. Ltd.	736,000	82,502
China East Education Holdings Ltd.(2)	90,500	203,473
China Eastern Airlines Corp. Ltd., H Shares	116,000	52,924
China Education Group Holdings Ltd.	121,000	224,312
China Energy Development Holdings Ltd.(1)	248,000	3,705
China Everbright Bank Co. Ltd., H Shares	190,000	82,433
China Everbright Environment Group Ltd.	687,000	393,074
China Everbright Greentech Ltd.(2)	79,000	34,010
China Everbright Ltd.	106,000	136,746
China Everbright Water Ltd.	28,300	4,768
China Evergrande Group(2)	87,000	177,836
China Feihe Ltd.	258,000	705,686
China Foods Ltd.	168,000	69,961
China Galaxy Securities Co. Ltd., H Shares	603,500	372,529
China Gas Holdings Ltd.	56,200	226,179
China Glass Holdings Ltd.(1)	240,000	26,233
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(2)	136,000	108,688
China Harmony Auto Holding Ltd.	157,000	67,105
China High Speed Transmission Equipment Group Co. Ltd.	53,000	51,487
China Hongqiao Group Ltd.	258,000	319,803
China Huarong Asset Management Co. Ltd., H Shares	1,513,000	179,327
China Index Holdings Ltd., ADR(1)	1,125	2,419
China International Capital Corp. Ltd., H Shares(1)(2)	285,600	658,719
China Kepei Education Group Ltd.	64,000	44,079
China Lesso Group Holdings Ltd.	177,000	326,780
China Life Insurance Co. Ltd., ADR(2)	107,108	1,128,918
China Lilang Ltd.	96,000	68,551
China Literature Ltd.(1)(2)	56,400	525,061
China Logistics Property Holdings Co. Ltd.(1)	99,000	57,568
China Longyuan Power Group Corp. Ltd., H Shares	631,000	943,415

Avantis Emerging Markets Equity ETF
	Shares	Value
China Maple Leaf Educational Systems Ltd.(1)(2)	430,000	$120,642
China Medical System Holdings Ltd.	307,000	479,590
China Meidong Auto Holdings Ltd.	96,000	367,472
China Mengniu Dairy Co. Ltd.(1)	152,000	834,448
China Merchants Bank Co. Ltd., H Shares	337,000	2,585,565
China Merchants Land Ltd.	148,000	22,133
China Merchants Port Holdings Co. Ltd.	283,545	413,978
China Minsheng Banking Corp. Ltd., H Shares	477,000	284,692
China Modern Dairy Holdings Ltd.(1)	782,000	272,873
China Molybdenum Co. Ltd., H Shares	240,000	185,475
China National Building Material Co. Ltd., H Shares	792,000	1,198,591
China New Higher Education Group Ltd.	188,000	112,095
China Oil & Gas Group Ltd.(1)	280,000	15,521
China Oriental Group Co. Ltd.	134,000	42,149
China Pacific Insurance Group Co. Ltd., H Shares	306,200	1,404,713
China Petroleum & Chemical Corp., ADR(2)	16,627	914,818
China Pioneer Pharma Holdings Ltd.	123,000	15,698
China Power International Development Ltd.	1,426,000	305,038
China Railway Group Ltd., H Shares	381,000	201,340
China Railway Signal & Communication Corp. Ltd., H Shares	141,000	58,345
China Reinsurance Group Corp., H Shares	302,000	33,474
China Renaissance Holdings Ltd.(1)	32,500	110,169
China Resources Beer Holdings Co. Ltd.	114,000	863,597
China Resources Cement Holdings Ltd.	486,000	578,950
China Resources Gas Group Ltd.	110,000	549,387
China Resources Land Ltd.	350,000	1,659,880
China Resources Medical Holdings Co. Ltd.	106,000	91,019
China Resources Pharmaceutical Group Ltd.	224,500	143,671
China Resources Power Holdings Co. Ltd.	310,000	360,621
China Sanjiang Fine Chemicals Co. Ltd.	30,000	13,286
China SCE Group Holdings Ltd.	265,000	109,632
China Shengmu Organic Milk Ltd.(1)	326,000	30,244
China Shenhua Energy Co. Ltd., H Shares	441,000	837,028
China Shineway Pharmaceutical Group Ltd.	38,000	27,670
China South City Holdings Ltd.	470,000	55,724
China Southern Airlines Co. Ltd., H Shares(1)	148,000	101,081
China Sunshine Paper Holdings Co. Ltd.(1)	137,000	35,781
China Suntien Green Energy Corp. Ltd., H Shares	439,000	136,749
China Taiping Insurance Holdings Co. Ltd.	365,800	787,287
China Tian Lun Gas Holdings Ltd.	47,000	43,498
China Tobacco International HK Co. Ltd.(2)	24,000	55,556
China Tower Corp. Ltd., H Shares	3,148,000	472,895
China Traditional Chinese Medicine Holdings Co. Ltd.	642,000	384,564
China Travel International Investment Hong Kong Ltd.(1)	278,000	48,366
China Vanke Co. Ltd., H Shares	224,800	953,323
China Vast Industrial Urban Development Co. Ltd.	5,000	1,991
China Water Affairs Group Ltd.	106,000	83,489
China Wood Optimization Holding Ltd.(1)	8,000	1,236
China Xinhua Education Group Ltd.	56,000	16,208
China XLX Fertiliser Ltd.	30,000	15,475
China Yongda Automobiles Services Holdings Ltd.	191,500	280,378

Avantis Emerging Markets Equity ETF
	Shares	Value
China Yuchai International Ltd.	4,954	$77,976
China Yuhua Education Corp. Ltd.	194,000	160,413
China ZhengTong Auto Services Holdings Ltd.(1)	31,500	3,359
China Zhongwang Holdings Ltd.(1)	49,600	14,565
Chongqing Rural Commercial Bank Co. Ltd., H Shares	609,000	268,214
CIFI Holdings Group Co. Ltd.	235,631	222,945
CIMC Enric Holdings Ltd.	72,000	45,464
CIMC Vehicles Group Co. Ltd., Class H	20,000	17,918
CITIC Ltd.	340,000	287,600
CITIC Resources Holdings Ltd.(1)	118,000	6,084
CITIC Securities Co. Ltd., H Shares	232,000	499,286
COFCO Joycome Foods Ltd.(2)	146,000	97,241
Colour Life Services Group Co. Ltd.(1)(2)	43,000	21,060
Concord New Energy Group Ltd.	900,000	64,886
Consun Pharmaceutical Group Ltd.	68,000	28,716
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	136,000	58,197
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	312,000	345,989
COSCO SHIPPING International Hong Kong Co. Ltd.	86,000	27,050
COSCO SHIPPING Ports Ltd.	300,621	218,530
Country Garden Holdings Co. Ltd.	535,966	668,179
Country Garden Services Holdings Co. Ltd.	180,000	1,478,578
CPMC Holdings Ltd.	97,000	50,222
CSPC Pharmaceutical Group Ltd.	1,649,760	1,730,117
CStone Pharmaceuticals(1)(2)	13,000	16,838
DaFa Properties Group Ltd.	31,000	27,451
Dali Foods Group Co. Ltd.	430,500	261,961
Daqo New Energy Corp., ADR(1)	15,626	1,629,011
Datang International Power Generation Co. Ltd., H Shares(2)	184,000	26,803
Dawnrays Pharmaceutical Holdings Ltd.	55,000	9,287
Dexin China Holdings Co. Ltd.(1)	50,000	19,092
Differ Group Holding Co. Ltd.(1)(2)	546,000	56,323
Digital China Holdings Ltd.(2)	42,000	30,940
Dongfeng Motor Group Co. Ltd., Class H	566,000	526,501
Dongyue Group Ltd.	396,000	313,056
DouYu International Holdings Ltd., ADR(1)	1,841	26,400
Duiba Group Ltd.(1)	119,600	41,557
Dynagreen Environmental Protection Group Co. Ltd., H Shares	40,000	17,160
E-House China Enterprise Holdings Ltd.	40,800	35,339
Edvantage Group Holdings Ltd.	62,000	66,914
ENN Energy Holdings Ltd.	39,800	609,370
Essex Bio-technology Ltd.	25,000	14,554
Ever Sunshine Lifestyle Services Group Ltd.	122,000	299,906
Fanhua, Inc., ADR(2)	5,056	66,436
Fantasia Holdings Group Co. Ltd.(1)	192,000	30,184
FIH Mobile Ltd.(1)(2)	530,000	80,223
FinVolution Group, ADR	37,483	210,654
First Tractor Co. Ltd., H Shares(1)	74,000	37,624
Fosun International Ltd.	390,000	585,147
Fountain SET Holdings Ltd.	38,000	4,652
Fu Shou Yuan International Group Ltd.	145,000	145,607
Fufeng Group Ltd.(1)	342,000	151,192

Avantis Emerging Markets Equity ETF
	Shares	Value
Fuyao Glass Industry Group Co. Ltd., H Shares	48,000	$294,047
GCL-Poly Energy Holdings Ltd.(1)(2)	2,464,000	912,880
GDS Holdings Ltd., ADR(1)	8,712	890,018
Geely Automobile Holdings Ltd.	861,000	2,786,969
Gemdale Properties & Investment Corp. Ltd.	1,016,000	157,144
Genertec Universal Medical Group Co. Ltd.	228,000	192,701
GF Securities Co. Ltd., H Shares	153,600	217,738
Global Bio-Chem Technology Group Co. Ltd.(1)	40,000	1,389
Global Cord Blood Corp.(1)	4,088	17,006
Glorious Property Holdings Ltd.(1)	187,000	6,028
Glory Sun Financial Group Ltd.(1)	324,000	13,611
Grand Baoxin Auto Group Ltd.(1)	30,500	3,568
Great Wall Motor Co. Ltd., H Shares	388,000	1,124,440
Greatview Aseptic Packaging Co. Ltd.	139,000	70,925
Greenland Hong Kong Holdings Ltd.	137,000	43,942
Greentown China Holdings Ltd.	18,500	27,530
GSX Techedu, Inc., ADR(1)(2)	6,471	665,542
Guangdong Investment Ltd.	268,000	479,130
Guangzhou Automobile Group Co. Ltd., H Shares	136,000	126,012
Guangzhou R&F Properties Co. Ltd., H Shares	430,800	574,966
Guorui Properties Ltd.	65,000	6,020
Guotai Junan Securities Co. Ltd., H Shares	69,200	96,135
Haichang Ocean Park Holdings Ltd.(1)	61,000	5,187
Haidilao International Holding Ltd.	59,000	483,877
Haier Smart Home Co. Ltd., H Shares(1)(2)	222,200	845,090
Hainan Meilan International Airport Co. Ltd., H Shares(1)	37,000	158,797
Haitian International Holdings Ltd.	148,000	507,642
Haitong Securities Co. Ltd., H Shares	185,200	169,092
Hangzhou Tigermed Consulting Co. Ltd., H Shares(1)	6,900	134,978
Hansoh Pharmaceutical Group Co. Ltd.(1)	84,000	426,411
Harbin Electric Co. Ltd., H Shares(1)	94,000	26,516
HC Group, Inc.(1)	7,500	1,217
Hebei Construction Group Corp. Ltd., H Shares	68,000	28,228
Hengan International Group Co. Ltd.	107,000	739,801
HengTen Networks Group Ltd.(1)(2)	42,800	71,549
Hi Sun Technology China Ltd.(1)	168,000	35,027
Hisense Home Appliances Group Co. Ltd., H Shares	76,000	116,342
Hollysys Automation Technologies Ltd.	15,500	233,430
Homeland Interactive Technology Ltd.	102,000	74,945
Honghua Group Ltd.(1)	155,000	6,218
Honworld Group Ltd.	7,500	2,620
Hopson Development Holdings Ltd.	88,000	287,962
Hua Hong Semiconductor Ltd.(1)	42,000	259,304
Huabao International Holdings Ltd.(2)	170,000	185,357
Huadian Power International Corp. Ltd., H Shares	132,000	36,222
Huaneng Power International, Inc., H Shares	418,000	142,991
Huatai Securities Co. Ltd., H Shares	190,400	283,041
Huaxi Holdings Co. Ltd.	14,000	4,060
Huazhong In-Vehicle Holdings Co. Ltd.	14,000	2,655
Huazhu Group Ltd., ADR(1)	15,979	929,019
Huijing Holdings Co. Ltd.(2)	198,000	49,248

Avantis Emerging Markets Equity ETF
	Shares	Value
Hutchison China MediTech Ltd., ADR(1)	2,006	$57,652
iDreamSky Technology Holdings Ltd.(1)	73,600	37,925
IMAX China Holding, Inc.	20,100	39,476
Industrial & Commercial Bank of China Ltd., H Shares	4,487,000	2,925,712
Inke Ltd.(1)	296,000	91,540
Innovent Biologics, Inc.(1)	20,000	205,614
International Alliance Financial Leasing Co. Ltd.(1)	30,000	3,709
iQIYI, Inc., ADR(1)	3,812	96,558
IVD Medical Holding Ltd.	14,000	4,400
JD Health International, Inc.(1)	5,150	93,925
JD.com, Inc., ADR(1)	53,012	4,976,236
JH Educational Technology, Inc.(1)	102,000	52,063
Jiangsu Expressway Co. Ltd., H Shares	162,000	188,110
Jiangxi Copper Co. Ltd., H Shares	105,000	254,511
Jiayuan International Group Ltd.	60,000	23,360
Jinchuan Group International Resources Co. Ltd.	93,000	17,835
Jingrui Holdings Ltd.	30,000	9,629
JinkoSolar Holding Co. Ltd., ADR(1)(2)	9,586	492,145
Jinxin Fertility Group Ltd.	80,000	180,588
JNBY Design Ltd.	36,500	55,874
JOYY, Inc., ADR	6,045	712,706
Kaisa Group Holdings Ltd.(1)	364,000	188,368
Kaisa Prosperity Holdings Ltd.(1)	9,750	23,357
Kandi Technologies Group, Inc.(1)(2)	8,347	59,097
Kasen International Holdings Ltd.(1)	30,000	5,559
KE Holdings, Inc., ADR(1)	2,347	149,809
Kingboard Holdings Ltd.	91,000	419,875
Kingboard Laminates Holdings Ltd.	155,500	265,235
Kingdee International Software Group Co. Ltd.(1)	214,000	774,878
Kingsoft Cloud Holdings Ltd., ADR(1)	6,087	358,403
Kingsoft Corp. Ltd.	109,000	767,618
Koolearn Technology Holding Ltd.(1)(2)	6,000	16,765
Kunlun Energy Co. Ltd.	544,000	499,798
KWG Group Holdings Ltd.	270,000	409,205
KWG Living Group Holdings Ltd.(1)	192,249	229,382
Lee & Man Paper Manufacturing Ltd.	66,000	61,133
Lee's Pharmaceutical Holdings Ltd.	47,500	35,440
Lenovo Group Ltd.	572,000	722,765
LexinFintech Holdings Ltd., ADR(1)	17,390	197,550
Li Ning Co. Ltd.	413,500	2,340,830
Lifetech Scientific Corp.(1)	990,000	498,338
Logan Group Co. Ltd.	207,000	322,301
Longfor Group Holdings Ltd.	211,500	1,251,885
Lonking Holdings Ltd.	471,000	174,096
Lufax Holding Ltd., ADR(1)	19,497	292,845
Luye Pharma Group Ltd.	402,000	272,741
LVGEM China Real Estate Investment Co. Ltd.	84,000	25,447
Maanshan Iron & Steel Co. Ltd., H Shares(2)	60,000	18,945
Maoyan Entertainment(1)	17,400	33,159
Maoye International Holdings Ltd.	77,000	3,884
Meitu, Inc.(1)(2)	273,000	104,060

Avantis Emerging Markets Equity ETF
	Shares	Value
Meituan, Class B(1)	91,700	$4,046,104
Metallurgical Corp. of China Ltd., H Shares	198,000	58,401
Midea Real Estate Holding Ltd.	33,800	75,932
Minsheng Education Group Co. Ltd.	118,000	22,753
MMG Ltd.(1)(2)	260,000	164,555
Momo, Inc., ADR	19,134	303,083
Mulsanne Group Holding Ltd.(1)(2)	32,500	25,223
Nam Tai Property, Inc.(1)(2)	3,469	31,499
NetDragon Websoft Holdings Ltd.	43,000	104,142
NetEase, Inc., ADR	38,122	4,187,702
New China Life Insurance Co. Ltd., H Shares	117,700	448,566
New Oriental Education & Technology Group, Inc., ADR(1)	13,124	2,331,085
Nexteer Automotive Group Ltd.	200,000	263,960
Nine Dragons Paper Holdings Ltd.	225,000	362,481
NIO, Inc., ADR(1)	36,961	1,692,075
NiSun International Enterprise Development Group Co. Ltd.(1)(2)	1,594	26,253
Niu Technologies, ADR(1)(2)	6,174	230,784
Noah Holdings Ltd., ADR(1)	7,253	324,209
OneSmart International Education Group Ltd., ADR(1)	513	1,816
Pacific Online Ltd.	37,000	6,581
PAX Global Technology Ltd.	490,000	449,616
People's Insurance Co. Group of China Ltd. (The), H Shares	805,000	251,053
Perennial Energy Holdings Ltd.	90,000	177,738
PetroChina Co. Ltd., ADR(2)	16,755	599,159
PICC Property & Casualty Co. Ltd., H Shares	598,000	452,406
Pinduoduo, Inc., ADR(1)	7,289	1,247,585
Ping An Healthcare and Technology Co. Ltd.(1)(2)	36,300	524,294
Ping An Insurance Group Co. of China Ltd., H Shares	500,782	6,149,763
Poly Property Group Co. Ltd.	209,000	64,117
Poly Property Services Co. Ltd.	8,200	53,899
Postal Savings Bank of China Co. Ltd., H Shares	1,132,000	844,126
Pou Sheng International Holdings Ltd.(1)	171,000	37,000
Powerlong Commercial Management Holdings Ltd.	44,000	140,954
Powerlong Real Estate Holdings Ltd.	192,000	145,746
Prinx Chengshan Cayman Holding Ltd.	12,500	13,149
PW Medtech Group Ltd.	29,000	2,429
Q Technology Group Co. Ltd.	67,000	127,024
Qeeka Home Cayman, Inc.	6,000	1,663
Qingling Motors Co. Ltd., H Shares	32,000	6,955
Qudian, Inc., ADR(1)(2)	18,403	39,382
Redco Properties Group Ltd.(2)	44,000	16,255
Redsun Properties Group Ltd.	312,000	110,594
RISE Education Cayman Ltd., ADR(1)(2)	522	3,101
Road King Infrastructure Ltd.	27,000	36,684
Ronshine China Holdings Ltd.(1)	82,000	61,491
Sany Heavy Equipment International Holdings Co. Ltd.	295,000	331,245
Scholar Education Group(2)	17,000	24,032
Seazen Group Ltd.(1)	420,000	509,245
Shandong Gold Mining Co. Ltd., H Shares	53,750	108,415
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	304,000	523,010
Shanghai Electric Group Co. Ltd., H Shares(1)	208,000	79,282

Avantis Emerging Markets Equity ETF
	Shares	Value
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(2)	17,500	$82,531
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares(1)	30,000	43,729
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., H Shares	40,000	24,205
Shanghai Industrial Holdings Ltd.	113,000	163,144
Shanghai Industrial Urban Development Group Ltd.	403,600	40,553
Shanghai Jin Jiang Capital Co. Ltd., H Shares	10,000	2,032
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	109,700	201,038
Sheng Ye Capital Ltd.(2)	22,000	17,650
Shenzhen Expressway Co. Ltd., H Shares	52,000	50,342
Shenzhen International Holdings Ltd.	126,000	209,217
Shenzhen Investment Ltd.	634,000	227,809
Shenzhou International Group Holdings Ltd.	104,800	2,196,976
Shimao Group Holdings Ltd.	107,500	355,275
Shoucheng Holdings Ltd.(2)	232,800	59,144
Shougang Fushan Resources Group Ltd.	445,249	112,439
Shui On Land Ltd.	631,000	96,764
Sichuan Languang Justbon Services Group Co. Ltd., H Shares(2)	17,900	107,022
Sihuan Pharmaceutical Holdings Group Ltd.(2)	499,000	155,078
Silver Grant International Holdings Group Ltd.(1)	40,000	3,492
Sina Corp.(1)	11,648	502,844
Sino Biopharmaceutical Ltd.	305,500	339,839
Sino-Ocean Group Holding Ltd.	383,000	84,409
Sinolink Worldwide Holdings Ltd.(1)	270,000	16,335
Sinopec Engineering Group Co. Ltd., H Shares	120,500	64,298
Sinopec Kantons Holdings Ltd.	142,000	54,992
Sinopec Shanghai Petrochemical Co. Ltd., ADR	2,979	71,675
Sinopharm Group Co. Ltd., H Shares	148,000	346,410
Sinotrans Ltd., H Shares	138,000	49,748
Sinotruk Hong Kong Ltd.	109,000	347,573
Skyfame Realty Holdings Ltd.	158,000	19,534
Skyworth Group Ltd.(1)	74,924	23,624
So-Young International, Inc., ADR(1)(2)	2,142	32,173
Sogou, Inc., ADR(1)(2)	5,784	47,776
SOHO China Ltd.(1)	243,500	80,037
Sohu.com Ltd., ADR(1)	3,863	70,538
SSY Group Ltd.	520,000	279,191
Sun King Technology Group Ltd.	166,000	64,517
Sunac China Holdings Ltd.	121,000	517,028
Sunac Services Holdings Ltd.(1)	3,120	10,017
Sunny Optical Technology Group Co. Ltd.	96,200	2,398,803
Sunpower Group Ltd.	44,900	26,841
TAL Education Group, ADR(1)	28,689	2,224,545
TCL Electronics Holdings Ltd.(1)	162,000	132,565
Tencent Holdings Ltd.	239,200	20,398,192
Tencent Music Entertainment Group, ADR(1)	16,636	427,878
Tian Ge Interactive Holdings Ltd.(1)	9,000	1,238
Tiangong International Co. Ltd.	226,000	126,704
Tianjin Development Holdings Ltd.	6,000	1,250
Tianjin Port Development Holdings Ltd.	60,000	5,087
Tianli Education International Holdings Ltd.(1)	240,000	272,784
Tianneng Power International Ltd.(2)	276,000	532,753

Avantis Emerging Markets Equity ETF
	Shares	Value
Tibet Water Resources Ltd.(1)	19,000	$2,499
Times China Holdings Ltd.	75,000	113,018
Times Neighborhood Holdings Ltd.	95,538	82,624
Tingyi Cayman Islands Holding Corp.	408,000	819,194
Tong Ren Tang Technologies Co. Ltd., H Shares	93,000	63,321
Tongcheng-Elong Holdings Ltd.(1)	27,600	64,805
Tongda Group Holdings Ltd.	630,000	47,959
Tongdao Liepin Group(1)	7,000	17,073
Towngas China Co. Ltd.(1)	115,000	51,129
TravelSky Technology Ltd., H Shares	95,000	240,795
Trigiant Group Ltd.(1)	28,000	2,995
Trip.com Group Ltd., ADR(1)	37,358	1,473,773
Tsaker Chemical Group Ltd.	15,000	2,841
Tsingtao Brewery Co. Ltd., H Shares	50,000	412,950
Uni-President China Holdings Ltd.	295,000	354,397
United Strength Power Holdings Ltd.	21,000	19,202
V1 Group Ltd.(1)	584,000	42,000
Vinda International Holdings Ltd.(2)	106,000	316,309
Viomi Technology Co. Ltd., ADR(1)(2)	2,786	28,919
Vipshop Holdings Ltd., ADR(1)	87,862	3,279,010
Want Want China Holdings Ltd.	1,123,000	810,478
Wasion Holdings Ltd.	22,000	7,230
Weibo Corp., ADR(1)(2)	8,452	466,297
Weichai Power Co. Ltd., H Shares	282,000	831,106
West China Cement Ltd.	324,000	53,456
Wharf Holdings Ltd. (The)	358,000	846,930
Wisdom Education International Holdings Co. Ltd.	124,000	59,915
Wison Engineering Services Co. Ltd.	19,000	1,215
Wuling Motors Holdings Ltd.(2)	240,000	60,264
WuXi AppTec Co. Ltd., H Shares	14,420	300,200
Wuxi Biologics Cayman, Inc.(1)	100,500	1,241,522
X Financial, ADR(1)	464	1,601
XD, Inc.(1)(2)	97,400	865,695
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	93,500	235,701
Xin Point Holdings Ltd.	6,000	4,152
Xingda International Holdings Ltd.	154,482	43,000
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	40,000	25,989
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares(2)	332,600	711,084
Xinyi Energy Holdings Ltd.	432,000	247,786
Xinyi Solar Holdings Ltd.	810,976	1,731,384
Xinyuan Real Estate Co. Ltd., ADR(2)	4,488	12,477
XPeng, Inc., ADR(1)(2)	4,048	138,077
XTEP International Holdings Ltd.	403,500	193,055
Yadea Group Holdings Ltd.	380,000	826,772
Yanzhou Coal Mining Co. Ltd., H Shares	278,000	257,655
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(2)	71,000	82,851
Yihai International Holding Ltd.(1)	31,000	424,013
YuanShengTai Dairy Farm Ltd.(1)	252,000	25,991
Yuexiu Property Co. Ltd.	1,310,000	290,168
Yuexiu Transport Infrastructure Ltd.	260,000	186,882
Yum China Holdings, Inc.	55,628	3,328,780

Avantis Emerging Markets Equity ETF
	Shares	Value
Yuzhou Group Holdings Co. Ltd.	229,661	$88,461
Zepp Health Corp., ADR(1)	3,740	61,822
Zhaojin Mining Industry Co. Ltd., H Shares	445,500	450,570
Zhejiang Expressway Co. Ltd., H Shares	304,000	265,304
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	73,200	130,425
Zhenro Properties Group Ltd.	34,000	22,391
Zhong An Group Ltd.	415,000	20,572
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	3,000	20,116
Zhongliang Holdings Group Co. Ltd.(2)	188,000	125,722
Zhongsheng Group Holdings Ltd.	70,500	435,551
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	126,000	144,505
Zhuguang Holdings Group Co. Ltd.(1)(2)	178,000	39,672
Zijin Mining Group Co. Ltd., H Shares	610,000	902,584
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	130,000	197,721
ZTO Express Cayman, Inc., ADR	41,333	1,394,575
		207,902,324
Colombia — 0.2%
Banco Davivienda SA, Preference Shares	12,251	105,781
Bancolombia SA	6,749	58,108
Bancolombia SA, ADR	5,417	181,199
Cementos Argos SA	18,987	30,040
Corp. Financiera Colombiana SA(1)	20,045	178,849
Ecopetrol SA, ADR(2)	19,112	234,122
Empresa de Telecomunicaciones de Bogota(1)	18,600	1,153
Grupo Argos SA	35,212	128,412
Grupo Aval Acciones y Valores SA, Preference Shares	27,076	8,820
Interconexion Electrica SA ESP	29,765	194,244
		1,120,728
Czech Republic — 0.1%
CEZ AS	11,683	285,245
Komercni banka AS(1)	6,888	215,417
Moneta Money Bank AS(1)	70,911	259,059
		759,721
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR	106,024	415,566
Greece — 0.2%
Alpha Bank AE(1)	218,726	215,912
Athens Water Supply & Sewage Co. SA	846	6,735
Ellaktor SA(1)	31,087	51,950
Eurobank Ergasias Services and Holdings SA(1)	112,507	78,389
Fourlis Holdings SA(1)	2,838	13,850
GEK Terna Holding Real Estate Construction SA(1)	10,321	105,601
Hellenic Exchanges - Athens Stock Exchange SA	8,827	39,126
Hellenic Petroleum SA	4,037	27,055
Hellenic Telecommunications Organization SA	10,478	160,777
Holding Co. ADMIE IPTO SA	6,638	18,941
JUMBO SA	3,326	54,487
Motor Oil Hellas Corinth Refineries SA	8,138	111,430
Mytilineos SA	5,891	90,482
National Bank of Greece SA(1)	57,600	145,009
Piraeus Financial Holdings SA(1)	73,291	67,445

Avantis Emerging Markets Equity ETF
	Shares	Value
Public Power Corp. SA(1)	8,414	$89,998
Terna Energy SA	4,744	69,230
Titan Cement International SA(1)	1,929	32,481
Viohalco SA	2,750	12,777
		1,391,675
Hong Kong†
Huifu Payment Ltd.(1)	80,400	36,073
Hungary — 0.2%
Magyar Telekom Telecommunications plc	72,123	97,986
MOL Hungarian Oil & Gas plc(1)	54,384	390,520
OTP Bank Nyrt(1)	10,668	485,312
Richter Gedeon Nyrt	9,861	281,489
		1,255,307
India — 11.1%
Aarti Drugs Ltd.	4,184	35,917
Aarti Industries Ltd.	14,184	237,684
ACC Ltd.	12,189	286,714
Action Construction Equipment Ltd.	9,606	20,314
Adani Enterprises Ltd.	21,517	243,486
Adani Green Energy Ltd.(1)	9,980	157,412
Adani Ports & Special Economic Zone Ltd.	44,804	411,083
Adani Power Ltd.(1)	51,167	38,767
Adani Total Gas Ltd.	25,719	179,751
Adani Transmission Ltd.(1)	6,391	64,987
Aditya Birla Capital Ltd.(1)	66,643	111,689
Aditya Birla Fashion and Retail Ltd.(1)	907	2,270
Advanced Enzyme Technologies Ltd.	16,916	81,960
Aegis Logistics Ltd.	7,395	30,962
Ajanta Pharma Ltd.	1,683	39,924
Alkyl Amines Chemicals	1,006	68,981
Alok Industries Ltd.(1)	45,160	12,150
Amara Raja Batteries Ltd.	16,066	194,407
Ambuja Cements Ltd.	67,373	250,079
APL Apollo Tubes Ltd.(1)	11,605	169,131
Apollo Hospitals Enterprise Ltd.	7,514	315,825
Apollo Tyres Ltd.	69,394	219,502
Ashok Leyland Ltd.	49,812	87,024
Ashoka Buildcon Ltd.(1)	22,363	34,269
Asian Paints Ltd.	6,626	207,053
Astec Lifesciences Ltd.	1,514	21,817
Aster DM Healthcare Ltd.(1)	18,850	36,682
Astral Poly Technik Ltd.	4,652	135,319
AstraZeneca Pharma India Ltd.	328	15,350
Atul Ltd.	2,445	217,775
AU Small Finance Bank Ltd.(1)	5,108	79,139
Aurobindo Pharma Ltd.	30,003	348,417
Avanti Feeds Ltd.	2,467	16,008
Avenue Supermarts Ltd.(1)	1,034	42,437
Axis Bank Ltd., GDR(1)	28,778	1,416,237
Bajaj Auto Ltd.	4,287	221,121
Bajaj Consumer Care Ltd.	21,081	69,347

Avantis Emerging Markets Equity ETF
	Shares	Value
Bajaj Electricals Ltd.(1)	7,107	$92,433
Bajaj Finance Ltd.	5,044	360,251
Bajaj Finserv Ltd.	2,147	281,000
Balkrishna Industries Ltd.	5,826	123,655
Balmer Lawrie & Co. Ltd.	12,135	20,255
Balrampur Chini Mills Ltd.(1)	37,093	88,970
Bandhan Bank Ltd.(1)	85,101	398,133
Bata India Ltd.	9,613	188,317
Bayer CropScience Ltd.	784	54,712
BEML Ltd.	1,894	27,737
Berger Paints India Ltd.	12,928	119,208
Bhansali Engineering Polymers Ltd.	11,499	22,557
Bharat Forge Ltd.	39,007	322,728
Bharat Heavy Electricals Ltd.(1)	91,696	59,256
Bharat Petroleum Corp. Ltd.	54,714	334,089
Bharti Airtel Ltd.	63,131	481,640
Biocon Ltd.(1)	16,407	87,033
Birla Corp. Ltd.	6,414	73,983
Birlasoft Ltd.	24,915	76,509
Bliss Gvs Pharma Ltd.	2,161	5,118
Blue Dart Express Ltd.(1)	859	54,822
Blue Star Ltd.	5,000	59,052
Bombay Burmah Trading Co.	4,360	68,705
Bombay Dyeing & Manufacturing Co. Ltd.	1,774	1,777
Borosil Renewables Ltd.(1)	10,770	41,669
Bosch Ltd.	489	98,539
Brigade Enterprises Ltd.	31,685	124,585
Britannia Industries Ltd.	4,185	191,254
BSE Ltd.	2,857	22,563
Can Fin Homes Ltd.	3,056	19,828
Canara Bank(1)	28,501	60,259
Capri Global Capital Ltd.	7,072	35,765
Carborundum Universal Ltd.	20,677	142,772
Care Ratings Ltd.	5,326	33,654
Castrol India Ltd.	56,472	99,465
CCL Products India Ltd.	7,908	24,720
Ceat Ltd.	4,212	91,048
Central Bank of India(1)	14,132	3,738
Central Depository Services India Ltd.	5,186	43,901
Century Plyboards India Ltd.(1)	16,960	70,503
Century Textiles & Industries Ltd.	3,804	24,885
CESC Ltd.	3,201	26,304
Chambal Fertilizers and Chemicals Ltd.	36,400	121,618
Cholamandalam Investment and Finance Co. Ltd.	60,784	427,340
Cipla Ltd.	21,543	230,355
City Union Bank Ltd.	46,646	104,549
Coal India Ltd.	87,363	182,361
Cochin Shipyard Ltd.	8,053	40,656
Coforge Ltd.	1,543	53,153
Colgate-Palmolive India Ltd.	10,828	232,527
Container Corp. of India Ltd.	33,102	253,311

Avantis Emerging Markets Equity ETF
	Shares	Value
Coromandel International Ltd.	17,964	$188,092
CreditAccess Grameen Ltd.(1)	11,329	104,892
Crompton Greaves Consumer Electricals Ltd.	34,183	178,709
Cummins India Ltd.	21,381	230,891
Cyient Ltd.	23,605	208,779
Dabur India Ltd.	18,558	126,722
Dalmia Bharat Ltd.(1)	11,642	226,776
DCB Bank Ltd.(1)	31,272	49,349
Deepak Fertilisers & Petrochemicals Corp. Ltd.	9,679	24,281
Deepak Nitrite Ltd.	15,366	285,030
Delta Corp. Ltd.	13,525	27,118
Dhani Services Ltd.	27,615	135,579
Dilip Buildcon Ltd.	5,748	52,990
Dish TV India Ltd.(1)	278,858	42,821
Dishman Carbogen Amcis Ltd.(1)	9,405	15,024
Divi's Laboratories Ltd.(1)	3,342	152,450
Dixon Technologies India Ltd.	248	67,549
DLF Ltd.	49,663	203,516
Dr Lal PathLabs Ltd.	2,233	69,766
Dr Reddy's Laboratories Ltd., ADR	14,465	867,466
DRC Systems India Pvt Ltd.(1)	18	—
Edelweiss Financial Services Ltd.(1)	60,790	57,700
Eicher Motors Ltd.	3,571	121,167
EID Parry India Ltd.(1)	26,234	114,034
EIH Ltd.(1)	2,058	2,707
Emami Ltd.	51,412	318,295
Endurance Technologies Ltd.	7,032	137,927
Engineers India Ltd.	60,618	65,834
Equitas Holdings Ltd.	33,232	38,968
Eris Lifesciences Ltd.	2,408	19,185
Escorts Ltd.	10,851	193,261
Exide Industries Ltd.	61,512	171,021
FDC Ltd.	7,760	29,260
Federal Bank Ltd.(1)	258,561	292,858
Finolex Cables Ltd.	8,985	47,552
Force Motors Ltd.	1,685	29,961
Fortis Healthcare Ltd.(1)	38,403	82,504
Future Lifestyle Fashions Ltd.(1)	1,909	2,036
Future Retail Ltd.(1)	18,863	17,789
GAIL India Ltd.	77,074	148,109
GHCL Ltd.	6,968	20,266
Glenmark Pharmaceuticals Ltd.	28,967	183,552
Globus Spirits Ltd.	4,823	22,948
GMR Infrastructure Ltd.(1)	9,481	3,355
Godawari Power and Ispat Ltd.	3,112	24,719
Godrej Agrovet Ltd.	886	5,840
Godrej Consumer Products Ltd.(1)	9,666	90,919
Godrej Properties Ltd.(1)	1,483	31,015
Granules India Ltd.	26,149	114,686
Graphite India Ltd.	11,673	76,196
Grasim Industries Ltd.	30,107	490,899

Avantis Emerging Markets Equity ETF
	Shares	Value
Great Eastern Shipping Co. Ltd. (The)	18,220	$78,242
Greaves Cotton Ltd.(1)	5,536	10,288
Greenply Industries Ltd.	11,765	27,930
Gujarat Fluorochemicals Ltd.(1)	3,948	30,923
Gujarat Gas Ltd.	10,079	67,997
Gujarat Mineral Development Corp. Ltd.	24,576	20,681
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,745	34,626
Gujarat Pipavav Port Ltd.	63,724	85,525
Gujarat State Fertilizers & Chemicals Ltd.	2,735	3,293
Gujarat State Petronet Ltd.	46,170	157,872
Havells India Ltd.	5,168	77,539
HCL Technologies Ltd.	72,249	900,757
HDFC Asset Management Co. Ltd.	3,036	121,054
HDFC Life Insurance Co. Ltd.(1)	13,977	133,025
HEG Ltd.(1)	3,143	61,649
HeidelbergCement India Ltd.	15,332	48,704
Hemisphere Properties India Ltd.(1)	23,316	55,355
Hero MotoCorp Ltd.	8,211	359,287
HFCL Ltd.(1)	185,580	73,219
Hikal Ltd.	9,706	20,962
Himadri Speciality Chemical Ltd.	3,361	2,415
Hindalco Industries Ltd.	148,855	686,280
Hindustan Copper Ltd.(1)	17,442	35,455
Hindustan Petroleum Corp. Ltd.	98,388	323,584
Hindustan Unilever Ltd.	39,618	1,147,384
Housing Development Finance Corp. Ltd.	49,051	1,692,694
ICICI Bank Ltd., ADR(1)	62,102	1,031,514
ICICI Lombard General Insurance Co. Ltd.(1)	5,386	104,263
ICICI Prudential Life Insurance Co. Ltd.(1)	8,282	51,940
ICICI Securities Ltd.	6,739	37,207
IDFC First Bank Ltd.(1)	166,897	143,550
IDFC Ltd.(1)	201,354	149,716
IIFL Finance Ltd.	36,846	140,674
IIFL Wealth Management Ltd.	277	4,591
India Cements Ltd. (The)	26,125	57,580
India Glycols Ltd.	3,045	20,634
Indiabulls Housing Finance Ltd.(1)	61,133	181,172
Indiabulls Real Estate Ltd.(1)	34,282	41,512
IndiaMart InterMesh Ltd.	1,252	147,200
Indian Bank(1)	16,893	31,120
Indian Energy Exchange Ltd.	4,579	18,345
Indian Hotels Co. Ltd. (The)	61,944	103,563
Indian Oil Corp. Ltd.	98,764	131,433
Indian Overseas Bank(1)	35,971	8,665
Indo Count Industries Ltd.	24,311	42,605
Indraprastha Gas Ltd.	9,946	67,248
Indus Towers Ltd.	36,456	127,426
Infibeam Avenues Ltd.(1)	7,614	9,553
Info Edge India Ltd.(1)	5,368	357,565
Infosys Ltd., ADR	253,528	4,340,399
Inox Leisure Ltd.(1)	11,908	49,645

Avantis Emerging Markets Equity ETF
	Shares	Value
InterGlobe Aviation Ltd.(1)	8,303	$182,733
IOL Chemicals and Pharmaceuticals Ltd.	5,687	42,708
Ipca Laboratories Ltd.	4,993	125,353
IRB Infrastructure Developers Ltd.	42,806	62,608
IRCON International Ltd.	5,615	7,239
Jagran Prakashan Ltd.(1)	5,040	4,122
Jai Corp. Ltd.	5,849	7,183
Jain Irrigation Systems Ltd.(1)	72,937	18,782
Jaiprakash Associates Ltd.(1)	200,701	22,969
Jammu & Kashmir Bank Ltd. (The)(1)	48,816	19,135
Jamna Auto Industries Ltd.	7,525	7,092
JB Chemicals & Pharmaceuticals Ltd.	7,065	107,353
Jindal Saw Ltd.	34,490	37,198
Jindal Stainless Hisar Ltd.(1)	15,931	26,850
Jindal Stainless Ltd.(1)	33,712	32,528
Jindal Steel & Power Ltd.(1)	81,094	369,478
JK Cement Ltd.	4,928	180,548
JK Lakshmi Cement Ltd.	16,171	81,991
JK Paper Ltd.	14,211	27,925
JK Tyre & Industries Ltd.	48,186	80,879
JM Financial Ltd.	85,914	105,925
JSW Energy Ltd.	101,564	99,888
JSW Steel Ltd.	93,044	498,550
Jubilant Foodworks Ltd.	6,613	269,890
Jubilant Ingrevia Ltd.	11,999	19,202
Jubilant Pharmova Ltd.	11,999	125,300
Just Dial Ltd.(1)	5,066	49,010
Kajaria Ceramics Ltd.	2,533	32,638
Kalpataru Power Transmission Ltd.	18,951	99,002
Karnataka Bank Ltd. (The)(1)	34,740	31,945
Karur Vysya Bank Ltd. (The)(1)	48,930	39,581
Kaveri Seed Co. Ltd.	1,806	12,431
KEC International Ltd.(1)	30,317	177,127
KNR Constructions Ltd.	40,070	113,871
Kotak Mahindra Bank Ltd.(1)	8,486	204,964
KPIT Technologies Ltd.	22,393	43,761
KRBL Ltd.	10,359	27,634
L&T Finance Holdings Ltd.	167,814	238,927
L&T Technology Services Ltd.	2,036	71,664
Larsen & Toubro Infotech Ltd.	4,400	215,190
Larsen & Toubro Ltd.	31,259	611,720
Laurus Labs Ltd.	26,166	124,300
LIC Housing Finance Ltd.	61,780	359,913
LT Foods Ltd.	26,546	18,975
Lupin Ltd.	13,477	186,228
Mahanagar Gas Ltd.	8,821	140,170
Mahindra & Mahindra Financial Services Ltd.(1)	87,872	242,585
Mahindra & Mahindra Ltd.	100,229	1,111,822
Mahindra CIE Automotive Ltd.(1)	6,648	16,343
Manappuram Finance Ltd.	88,925	212,340
Marico Ltd.	44,420	239,734

Avantis Emerging Markets Equity ETF
	Shares	Value
Marksans Pharma Ltd.	46,889	$35,287
Maruti Suzuki India Ltd.	2,724	254,900
Max Healthcare Institute Ltd.(1)	74,803	186,572
Meghmani Organics Ltd.	22,470	24,689
Metropolis Healthcare Ltd.	3,492	92,905
Mindtree Ltd.	7,538	164,140
MOIL Ltd.	5,683	11,706
Motherson Sumi Systems Ltd.	145,108	420,392
Motilal Oswal Financial Services Ltd.	1,751	14,333
Mphasis Ltd.	10,074	225,215
MRF Ltd.	199	228,806
Multi Commodity Exchange of India Ltd.	5,459	112,370
Muthoot Finance Ltd.	12,959	228,431
Narayana Hrudayalaya Ltd.	13,965	82,277
Natco Pharma Ltd.	10,012	110,946
National Aluminium Co. Ltd.	125,200	101,938
NBCC India Ltd.	116,526	67,711
NCC Ltd.	150,962	186,250
NESCO Ltd.	4,459	35,859
Nestle India Ltd.	1,129	248,130
NIIT Ltd.	8,202	21,726
Nippon Life India Asset Management Ltd.	9,395	42,057
NOCIL Ltd.	13,492	30,396
NTPC Ltd.	208,362	303,541
Oberoi Realty Ltd.(1)	12,286	90,849
Oil & Natural Gas Corp. Ltd.	154,344	232,499
Oil India Ltd.	67,412	115,611
Orient Cement Ltd.	46,236	57,664
Orient Electric Ltd.	10,686	39,466
Page Industries Ltd.	480	182,938
Persistent Systems Ltd.	15,516	349,654
Petronet LNG Ltd.	76,913	266,464
Pfizer Ltd.	380	23,475
Phillips Carbon Black Ltd.	12,263	32,735
PI Industries Ltd.	2,271	67,745
Pidilite Industries Ltd.	8,748	200,394
Piramal Enterprises Ltd.	5,998	149,030
PNB Housing Finance Ltd.(1)	14,220	84,922
PNC Infratech Ltd.	20,078	74,340
Polycab India Ltd.	4,772	86,641
Polyplex Corp. Ltd.	1,767	18,922
Power Finance Corp. Ltd.(1)	70,033	118,244
Power Grid Corp. of India Ltd.	137,043	398,413
Praj Industries Ltd.	2,731	6,094
Prestige Estates Projects Ltd.	34,844	140,758
Prism Johnson Ltd.(1)	4,245	6,011
Procter & Gamble Health Ltd.	232	21,133
PTC India Ltd.	106,321	106,239
PVR Ltd.	3,762	70,026
Quess Corp. Ltd.(1)	18,085	184,194
Radico Khaitan Ltd.	5,199	40,171

Avantis Emerging Markets Equity ETF
	Shares	Value
Rain Industries Ltd.	3,155	$7,067
Rajesh Exports Ltd.	8,770	60,553
Rallis India Ltd.	11,751	40,760
Ramco Cements Ltd. (The)	10,426	137,112
Ramco Systems Ltd.(1)	2,763	21,956
Rashtriya Chemicals & Fertilizers Ltd.	4,665	4,848
Raymond Ltd.(1)	829	4,198
RBL Bank Ltd.	59,163	188,793
REC Ltd.	164,773	302,745
Redington India Ltd.	37,201	92,961
Relaxo Footwears Ltd.(1)	1,892	22,003
Reliance Industries Ltd., GDR	67,307	3,855,150
Repco Home Finance Ltd.	11,318	51,205
Rossari Biotech Ltd.(1)	2,357	32,579
Sanofi India Ltd.	522	58,722
SBI Life Insurance Co. Ltd.(1)	8,407	99,254
Schaeffler India Ltd.	554	39,058
Sequent Scientific Ltd.(1)	4,729	15,347
SH Kelkar & Co. Ltd.	10,925	17,469
Shipping Corp. of India Ltd.	30,482	41,658
Shree Cement Ltd.(1)	675	243,036
Shriram Transport Finance Co. Ltd.	26,652	463,165
Siemens Ltd.	8,514	213,898
Sobha Ltd.	6,563	39,148
Sonata Software Ltd.	14,488	94,261
South Indian Bank Ltd. (The)(1)	161,315	21,534
SpiceJet Ltd.(1)	16,517	18,557
SRF Ltd.	4,076	300,639
State Bank of India, GDR(1)	19,878	1,039,108
Sterling & Wilson Solar Ltd.(1)	10,064	31,220
Sterlite Technologies Ltd.	16,412	46,337
Strides Pharma Science Ltd.	14,980	169,249
Sudarshan Chemical Industries	5,115	36,532
Sumitomo Chemical India Ltd.	5,259	21,038
Sun Pharmaceutical Industries Ltd.	37,717	304,780
Sundaram Finance Ltd.	4,715	169,298
Sunteck Realty Ltd.	7,172	33,806
Supreme Industries Ltd.	6,794	187,138
Suven Pharmaceuticals Ltd.	4,286	27,874
Suvidhaa Infoserve Pvt Ltd.(1)	999	1
Suzlon Energy Ltd.(1)	249,334	19,682
Swan Energy Ltd.	1,248	2,430
Syngene International Ltd.(1)	12,764	97,708
Tanla Platforms Ltd.	51,746	631,543
Tata Chemicals Ltd.	46,519	466,861
Tata Communications Ltd.	2,917	42,641
Tata Consultancy Services Ltd.	32,586	1,282,292
Tata Consumer Products Ltd.	11,702	96,633
Tata Elxsi Ltd.	4,820	173,753
Tata Metaliks Ltd.	1,928	20,128
Tata Motors Ltd., ADR(1)	66,022	1,451,824

Avantis Emerging Markets Equity ETF
	Shares	Value
Tata Power Co. Ltd. (The)	199,341	$256,926
Tata Steel BSL Ltd.(1)	55,973	34,745
Tata Steel Long Products Ltd.(1)	3,831	35,751
Tata Steel Ltd.	33,767	327,350
Tech Mahindra Ltd.	30,669	382,171
Tejas Networks Ltd.(1)	8,477	22,401
Thyrocare Technologies Ltd.	3,508	43,268
Timken India Ltd.	2,757	47,762
Tinplate Co. of India Ltd. (The)	2,105	4,978
Titan Co. Ltd.	3,954	75,445
Torrent Pharmaceuticals Ltd.	2,297	75,785
Torrent Power Ltd.	4,198	21,811
Trident Ltd.(1)	354,726	67,557
Triveni Engineering & Industries Ltd.(1)	2,504	2,955
Tube Investments of India Ltd.	10,492	153,547
TV18 Broadcast Ltd.(1)	12,414	4,877
Uflex Ltd.	4,235	20,822
Ujjivan Financial Services Ltd.	8,440	27,916
UltraTech Cement Ltd.	2,364	196,377
Union Bank of India(1)	3,180	1,751
United Spirits Ltd.(1)	18,698	135,613
UPL Ltd.	24,835	188,993
V-Guard Industries Ltd.(1)	12,375	37,873
Vakrangee Ltd.	147,336	106,439
Varun Beverages Ltd.	3,201	45,337
Vedanta Ltd., ADR(2)	93,521	1,052,111
Venky's India Ltd.(1)	229	4,933
Vinati Organics Ltd.	3,963	75,822
VIP Industries Ltd.(1)	10,581	57,566
Vodafone Idea Ltd.(1)	1,680,095	257,482
Voltas Ltd.	6,616	91,474
Welspun Corp. Ltd.	35,236	62,286
Welspun India Ltd.	93,718	88,104
Westlife Development Ltd.(1)	371	2,523
Wipro Ltd., ADR	82,841	507,815
Wockhardt Ltd.(1)	6,617	45,064
Yes Bank Ltd.(1)	723,481	154,859
Zee Entertainment Enterprises Ltd.	75,512	205,875
Zensar Technologies Ltd.	22,754	91,827
		63,628,731
Indonesia — 1.5%
Ace Hardware Indonesia Tbk PT	149,500	15,991
Adaro Energy Tbk PT	2,920,800	243,388
Adhi Karya Persero Tbk PT	189,200	18,389
Agung Podomoro Land Tbk PT(1)	1,020,600	12,526
AKR Corporindo Tbk PT	366,300	86,636
Alam Sutera Realty Tbk PT(1)	992,200	16,437
Aneka Tambang Tbk	486,600	96,875
Astra International Tbk PT	1,193,200	451,545
Bank BTPN Syariah Tbk PT	106,000	30,482
Bank Bukopin Tbk(1)	1,801,400	73,081

Avantis Emerging Markets Equity ETF
	Shares	Value
Bank Central Asia Tbk PT	211,900	$499,739
Bank Mandiri Persero Tbk PT(1)	1,416,600	611,339
Bank Negara Indonesia Persero Tbk PT	723,400	302,073
Bank Pan Indonesia Tbk PT(1)	657,800	52,880
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	157,500	17,565
Bank Pembangunan Daerah Jawa Timur Tbk PT	408,800	24,316
Bank Rakyat Indonesia Persero Tbk PT(1)	2,543,500	840,632
Bank Syariah Indonesia Tbk PT(1)	155,400	32,069
Bank Tabungan Negara Persero Tbk PT	320,900	46,531
Barito Pacific Tbk PT(1)	396,500	30,580
Buana Lintas Lautan Tbk PT(1)	2,600,500	55,879
Bukit Asam Tbk PT	488,200	92,843
Bumi Resources Tbk PT(1)	761,500	3,214
Bumi Serpong Damai Tbk PT(1)	416,700	33,880
Charoen Pokphand Indonesia Tbk PT	503,300	217,268
Ciputra Development Tbk PT	2,080,300	168,617
Erajaya Swasembada Tbk PT(1)	173,000	31,933
Global Mediacom Tbk PT(1)	976,100	17,954
Hanson International Tbk PT(1)	1,531,500	5,377
Harum Energy Tbk PT(1)	100,100	44,970
Indah Kiat Pulp & Paper Corp Tbk PT	648,300	599,466
Indika Energy Tbk PT	173,000	17,969
Indo Tambangraya Megah Tbk PT	62,100	53,461
Indocement Tunggal Prakarsa Tbk PT	25,600	22,436
Indofood CBP Sukses Makmur Tbk PT	64,400	38,760
Indofood Sukses Makmur Tbk PT	619,300	263,046
Indomobil Sukses Internasional Tbk PT	19,800	1,859
Indosat Tbk PT(1)	81,100	31,597
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	436,200	24,349
Japfa Comfeed Indonesia Tbk PT	765,400	82,459
Jasa Marga Persero Tbk PT	72,100	21,080
Kalbe Farma Tbk PT	1,116,800	115,261
Link Net Tbk PT	141,200	32,684
Lippo Karawaci Tbk PT(1)	3,764,400	53,355
Mahkota Group Tbk PT	37,400	2,009
Matahari Department Store Tbk PT(1)	16,200	1,432
Medco Energi Internasional Tbk PT(1)	1,946,420	94,907
Media Nusantara Citra Tbk PT(1)	708,900	56,395
Mitra Adiperkasa Tbk PT(1)	5,448,100	307,922
Mitra Keluarga Karyasehat Tbk PT	98,500	20,540
Mitra Pinasthika Mustika Tbk PT	64,300	2,367
Pabrik Kertas Tjiwi Kimia Tbk PT	267,900	277,856
Pakuwon Jati Tbk PT(1)	838,800	32,377
Panin Financial Tbk PT(1)	1,068,800	17,258
Perusahaan Gas Negara Tbk PT	528,800	53,427
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	226,000	21,018
PP Persero Tbk PT	612,400	69,392
Puradelta Lestari Tbk PT	976,100	16,019
Ramayana Lestari Sentosa Tbk PT	547,700	28,052
Salim Ivomas Pratama Tbk PT(1)	183,800	5,701
Sarana Menara Nusantara Tbk PT	1,025,000	91,026

Avantis Emerging Markets Equity ETF
	Shares	Value
Semen Indonesia Persero Tbk PT	43,300	$30,974
Sentul City Tbk PT(1)	2,139,400	7,485
Siloam International Hospitals Tbk PT(1)	1,200	451
Sri Rejeki Isman Tbk PT	918,200	15,591
Summarecon Agung Tbk PT(1)	1,576,700	91,276
Surya Citra Media Tbk PT(1)	807,900	112,144
Surya Semesta Internusa Tbk PT	440,500	16,072
Telekomunikasi Indonesia Persero Tbk PT, ADR	34,138	818,629
Timah Tbk PT(1)	1,047,800	163,229
Tower Bersama Infrastructure Tbk PT	1,156,200	176,914
Tunas Baru Lampung Tbk PT	339,100	22,535
Unilever Indonesia Tbk PT	351,100	173,081
United Tractors Tbk PT	161,200	254,885
Waskita Beton Precast Tbk PT	768,800	13,909
Waskita Karya Persero Tbk PT	218,100	21,927
Wijaya Karya Persero Tbk PT	470,100	57,294
XL Axiata Tbk PT	482,200	74,362
		8,681,247
Malaysia — 1.8%
7-Eleven Malaysia Holdings Bhd, Class B	21,600	6,946
Aeon Co. M Bhd	197,800	56,685
AEON Credit Service M Bhd	4,800	13,855
AirAsia Group Bhd(1)	64,400	14,421
Alliance Bank Malaysia Bhd(1)	164,200	107,127
AMMB Holdings Bhd	238,700	186,027
Ann Joo Resources Bhd(1)	59,000	34,308
Axiata Group Bhd	103,100	90,158
Berjaya Corp. Bhd(1)	131,768	5,860
Berjaya Land Bhd(1)	2,900	126
Berjaya Sports Toto Bhd	61,307	32,097
Bermaz Auto Bhd	148,900	49,029
Boustead Holdings Bhd(1)	110,100	16,854
Boustead Plantations Bhd	149,400	20,299
Bumi Armada Bhd(1)	797,900	77,633
Bursa Malaysia Bhd	167,400	376,428
Cahya Mata Sarawak Bhd	169,200	96,967
Careplus Group Bhd	53,000	23,605
Carlsberg Brewery Malaysia Bhd	8,400	49,773
CIMB Group Holdings Bhd	202,800	216,247
Comfort Glove Bhd	39,200	21,569
Cypark Resources Bhd(1)	115,100	41,900
D&O Green Technologies Bhd	80,000	79,032
Datasonic Group Bhd	144,600	18,354
Dayang Enterprise Holdings Bhd(1)	114,920	42,736
Dialog Group Bhd	135,700	108,081
DiGi.Com Bhd	136,900	125,093
DRB-Hicom Bhd	107,800	48,482
Dufu Technology Corp. Bhd	13,600	13,580
Duopharma Biotech Bhd	45,273	34,635
Eco World Development Group Bhd	262,200	31,167
Eco World International Bhd(1)	10,600	1,203

Avantis Emerging Markets Equity ETF
	Shares	Value
Ekovest Bhd	177,600	$20,569
Fraser & Neave Holdings Bhd	11,300	86,987
Frontken Corp. Bhd	74,100	95,196
Gamuda Bhd(1)	219,400	180,245
Genting Bhd	142,400	162,228
Genting Malaysia Bhd	161,500	115,169
Genting Plantations Bhd	20,100	47,134
Globetronics Technology Bhd	67,200	47,183
HAP Seng Consolidated Bhd	14,800	31,105
Hartalega Holdings Bhd	50,300	123,614
Hengyuan Refining Co. Bhd(1)	44,100	68,181
Hiap Teck Venture Bhd	396,600	41,704
Hibiscus Petroleum Bhd(1)	281,400	47,530
Hong Leong Bank Bhd	26,500	116,420
Hong Leong Financial Group Bhd	6,700	28,022
Hong Leong Industries Bhd	3,000	6,064
Hup Seng Industries Bhd	11,000	2,556
IHH Healthcare Bhd	51,400	64,424
IJM Corp. Bhd	696,000	269,673
Inari Amertron Bhd	326,500	289,368
IOI Corp. Bhd	29,200	30,878
IOI Properties Group Bhd	130,000	43,852
Jaya Tiasa Holdings Bhd(1)	193,500	37,024
Kossan Rubber Industries	90,200	87,734
KPJ Healthcare Bhd	167,400	41,279
Kuala Lumpur Kepong Bhd	7,300	42,353
LBS Bina Group Bhd(1)	24,823	2,489
Leong Hup International Bhd	35,100	6,062
Lotte Chemical Titan Holding Bhd	62,600	34,913
Mah Sing Group Bhd	235,900	45,966
Malakoff Corp. Bhd	157,200	31,405
Malayan Banking Bhd	141,281	280,150
Malayan Flour Mills Bhd	123,700	25,310
Malaysia Airports Holdings Bhd	148,600	219,895
Malaysia Building Society Bhd	278,200	46,289
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	17,700	1,919
Malaysian Pacific Industries Bhd	7,000	63,953
Malaysian Resources Corp. Bhd	259,300	26,542
Matrix Concepts Holdings Bhd	77,400	34,538
Maxis Bhd	82,600	96,719
MBM Resources Bhd	6,100	5,008
Mega First Corp. Bhd	13,200	25,016
MISC Bhd	75,100	125,366
MMC Corp. Bhd	170,300	32,665
MNRB Holdings Bhd	10,700	2,627
Muda Holdings Bhd	27,400	24,087
Muhibbah Engineering M Bhd	18,200	4,157
My EG Services Bhd	202,921	105,795
Nestle Malaysia Bhd	2,300	78,253
OSK Holdings Bhd	42,200	8,852
Padini Holdings Bhd	9,200	6,683

Avantis Emerging Markets Equity ETF
	Shares	Value
Paramount Corp. Bhd	16,000	$3,280
Pentamaster Corp. Bhd	52,800	81,981
PESTECH International Bhd	74,600	21,739
Petron Malaysia Refining & Marketing Bhd	2,900	3,552
Petronas Chemicals Group Bhd	86,800	159,453
Petronas Dagangan Bhd	8,300	40,968
Petronas Gas Bhd	23,600	95,588
Pharmaniaga Bhd	17,700	18,610
Pos Malaysia Bhd(1)	5,700	1,253
Power Root Bhd	5,800	2,501
PPB Group Bhd	18,200	84,313
Press Metal Aluminium Holdings Bhd	92,600	221,300
Public Bank Bhd	790,200	810,876
QL Resources Bhd	60,900	92,286
Ranhill Utilities Bhd	24,947	5,122
RHB Bank Bhd	118,100	157,722
Rubberex Corp. M Bhd(1)	45,300	14,581
Sam Engineering & Equipment M Bhd	3,100	5,237
Sapura Energy Bhd(1)	1,001,500	35,749
Sarawak Oil Palms Bhd	15,500	14,941
SCGM Bhd	34,400	15,427
Scientex Bhd	111,900	111,077
SEG International Bhd	12,300	1,944
Serba Dinamik Holdings Bhd	12,810	5,406
Sime Darby Bhd	269,500	150,856
Sime Darby Plantation Bhd	103,800	125,429
Sime Darby Property Bhd	213,900	30,632
SKP Resources Bhd	94,400	53,088
SP Setia Bhd Group	194,400	43,835
Sunway Bhd	137,448	50,975
Sunway Construction Group Bhd	55,900	23,141
Supermax Corp. Bhd	214,838	255,586
Syarikat Takaful Malaysia Keluarga Bhd	9,000	10,213
Ta Ann Holdings Bhd	12,300	8,920
Taliworks Corp. Bhd	17,000	3,460
TDM Bhd(1)	278,600	20,512
Telekom Malaysia Bhd	105,300	159,505
Tenaga Nasional Bhd	167,800	418,218
Thong Guan Industries Bhd	57,500	31,293
TIME dotCom Bhd	36,400	124,964
Tiong NAM Logistics Holdings(1)	95,600	19,042
Top Glove Corp. Bhd	175,300	225,742
Tropicana Corp. Bhd(1)	20,482	4,732
Uchi Technologies Bhd	9,500	7,665
UEM Sunrise Bhd(1)	109,700	10,842
Unisem M Bhd	86,100	188,911
UOA Development Bhd	16,900	7,366
UWC Bhd	24,800	39,490
Velesto Energy Bhd(1)	664,200	26,980
ViTrox Corp. Bhd	3,000	12,744
VS Industry Bhd	474,600	351,781

Avantis Emerging Markets Equity ETF
	Shares	Value
Wah Seong Corp. Bhd	136,000	$23,984
WCT Holdings Bhd(1)	49,894	6,410
Westports Holdings Bhd	44,900	45,239
Yinson Holdings Bhd	35,000	45,928
YTL Corp. Bhd(1)	205,013	33,354
		10,067,171
Mexico — 1.8%
Alfa SAB de CV, Series A	400,097	218,016
Alsea SAB de CV(1)(2)	291,066	354,772
America Movil SAB de CV, Class L ADR	65,922	837,209
Arca Continental SAB de CV	12,808	58,252
Banco del Bajio SA(1)	100,113	116,187
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR(1)	53,968	255,808
Bolsa Mexicana de Valores SAB de CV	102,893	210,842
Cemex SAB de CV, ADR(1)	9,623	63,608
Coca-Cola Femsa SAB de CV	59,551	251,201
Consorcio ARA SAB de CV(1)(2)	38,214	7,325
Controladora Nemak SAB de CV(1)	347,364	47,984
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	15,478	230,313
Corp. Inmobiliaria Vesta SAB de CV	114,115	214,855
Credito Real SAB de CV SOFOM ER(1)	45,010	24,526
El Puerto de Liverpool SAB de CV, Class C1(2)	7,605	23,010
Fomento Economico Mexicano SAB de CV, ADR	5,343	365,995
Gentera SAB de CV(1)	122,333	61,281
Gruma SAB de CV, B Shares	37,973	413,835
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(1)	2,212	102,769
Grupo Aeroportuario del Pacifico SAB de CV, ADR(1)	2,090	211,863
Grupo Aeroportuario del Sureste SAB de CV, ADR(1)	173	32,204
Grupo Bimbo SAB de CV, Series A	55,078	103,095
Grupo Carso SAB de CV(1)	18,905	46,546
Grupo Cementos de Chihuahua SAB de CV	17,831	111,072
Grupo Comercial Chedraui SA de CV	20,994	32,312
Grupo Financiero Banorte SAB de CV(1)	195,083	979,658
Grupo Financiero Inbursa SAB de CV(1)	183,426	164,830
Grupo GICSA SAB de CV(1)	21,090	3,427
Grupo Industrial Saltillo SAB de CV(1)	26,514	32,951
Grupo Mexico SAB de CV, Series B	192,496	912,564
Grupo Rotoplas SAB de CV(1)(2)	4,403	5,933
Grupo Televisa SAB, ADR(1)	56,350	417,553
Grupo Traxion SAB de CV(1)	39,968	48,315
Hoteles City Express SAB de CV(1)(2)	26,594	7,373
Industrias Bachoco SAB de CV	13,371	44,342
Industrias Penoles SAB de CV(1)	6,705	92,087
Infraestructura Energetica Nova SAB de CV(1)	42,939	150,505
Kimberly-Clark de Mexico SAB de CV, A Shares	163,221	261,516
La Comer SAB de CV	153,853	313,869
Megacable Holdings SAB de CV	101,028	348,897
Orbia Advance Corp. SAB de CV	115,633	268,231
Promotora y Operadora de Infraestructura SAB de CV	37,689	278,042
Qualitas Controladora SAB de CV	32,789	177,949

Avantis Emerging Markets Equity ETF
	Shares	Value
Regional SAB de CV(1)	86,600	$393,076
Telesites SAB de CV(1)	265,431	233,954
Unifin Financiera SAB de CV(1)	66,535	78,776
Wal-Mart de Mexico SAB de CV	212,937	606,007
		10,214,735
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR(1)	48,434	535,680
Credicorp Ltd.	2,659	425,467
Intercorp Financial Services, Inc.(2)	5,420	189,158
Southern Copper Corp.	3,997	285,106
		1,435,411
Philippines — 0.8%
Aboitiz Equity Ventures, Inc.	149,430	129,761
Aboitiz Power Corp.	60,500	30,183
AC Energy Corp.	527,000	80,097
Alliance Global Group, Inc.	690,000	151,394
Ayala Corp.	19,420	300,045
Ayala Land, Inc.	288,000	231,840
Ayalaland Logistics Holdings Corp.(1)	28,000	1,711
Bank of the Philippine Islands	115,010	211,621
BDO Unibank, Inc.	127,930	278,671
Cebu Air, Inc.(1)	28,050	25,935
Chelsea Logistics and Infrastructure Holdings Corp.(1)	100,800	8,527
Cosco Capital, Inc.	227,200	25,618
DMCI Holdings, Inc.	279,300	30,833
DoubleDragon Properties Corp.(1)	19,900	6,249
East West Banking Corp.(1)	70,500	14,598
Filinvest Land, Inc.	617,000	14,625
Ginebra San Miguel, Inc.	7,600	8,277
Global Ferronickel Holdings, Inc.(1)	757,000	46,285
Globe Telecom, Inc.	4,900	204,014
GT Capital Holdings, Inc.	18,110	208,702
International Container Terminal Services, Inc.	100,470	248,683
JG Summit Holdings, Inc.	206,894	275,118
Jollibee Foods Corp.	15,630	57,664
Manila Electric Co.	7,370	41,115
Manila Water Co., Inc.(1)	168,900	54,278
Max's Group, Inc.	49,400	7,032
Megaworld Corp.	2,603,800	194,594
Metro Pacific Investments Corp.	2,238,000	187,491
Metropolitan Bank & Trust Co.	259,810	271,631
Nickel Asia Corp.	1,003,500	118,954
Petron Corp.	169,700	12,383
Pilipinas Shell Petroleum Corp.(1)	22,000	9,859
PLDT, Inc., ADR(2)	6,911	182,174
Puregold Price Club, Inc.	91,200	69,559
Robinsons Land Corp.	461,600	187,101
Robinsons Retail Holdings, Inc.	27,000	31,470
Security Bank Corp.	48,740	131,616
Semirara Mining & Power Corp.	239,300	63,201
SM Investments Corp.	4,020	83,600

Avantis Emerging Markets Equity ETF
	Shares	Value
SM Prime Holdings, Inc.	200,100	$148,827
Universal Robina Corp.	22,730	59,846
Vista Land & Lifescapes, Inc.	312,100	27,759
Wilcon Depot, Inc.	62,100	22,966
		4,495,907
Poland — 0.8%
Alior Bank SA(1)	15,142	87,917
Allegro.eu SA(1)	5,046	86,581
AmRest Holdings SE(1)	5,557	47,364
Asseco Poland SA	5,136	91,136
Bank Millennium SA(1)	105,098	115,763
Bank Polska Kasa Opieki SA(1)	16,887	305,187
CCC SA(1)	6,857	173,833
CD Projekt SA(1)	2,222	140,184
Ciech SA(1)	4,495	40,863
Cyfrowy Polsat SA	18,304	139,221
Dino Polska SA(1)	4,099	268,860
Enea SA(1)	20,125	34,995
Eurocash SA(1)	8,663	29,687
Famur SA(1)	28,812	20,145
Grupa Azoty SA(1)	7,723	61,750
Grupa Lotos SA	6,047	67,930
Jastrzebska Spolka Weglowa SA(1)	9,735	91,577
KGHM Polska Miedz SA(1)	16,043	809,584
KRUK SA(1)	1,753	84,307
LPP SA(1)	30	62,623
Lubelski Wegiel Bogdanka SA(1)	857	5,338
mBank SA(1)	1,518	89,682
Mercator Medical SA(1)	490	44,696
Orange Polska SA(1)	122,439	206,245
PGE Polska Grupa Energetyczna SA(1)	37,761	66,628
PKP Cargo SA(1)	2,705	13,006
Polski Koncern Naftowy ORLEN SA	34,553	539,824
Polskie Gornictwo Naftowe i Gazownictwo SA	101,307	150,922
Powszechna Kasa Oszczednosci Bank Polski SA(1)	29,683	238,439
Powszechny Zaklad Ubezpieczen SA(1)	30,166	235,311
Santander Bank Polska SA(1)	1,757	98,550
Tauron Polska Energia SA(1)	52,514	35,830
TEN Square Games SA	488	64,829
Warsaw Stock Exchange	3,548	42,168
		4,590,975
Russia — 2.2%
Gazprom PJSC, ADR	179,302	1,035,849
Globaltrans Investment plc, GDR	52,403	349,035
LUKOIL PJSC, ADR	33,576	2,480,781
Magnit PJSC, GDR	25,681	349,394
Mechel PJSC, ADR(1)	1,818	3,327
MMC Norilsk Nickel PJSC, ADR	53,141	1,660,640
Mobile TeleSystems PJSC, ADR	50,409	414,362
Novatek PJSC, GDR	1,982	336,140
Novolipetsk Steel PJSC, GDR	18,792	552,405

Avantis Emerging Markets Equity ETF
	Shares	Value
PhosAgro PJSC, GDR	29,873	$524,267
Rosneft Oil Co. PJSC, GDR	78,739	542,186
Sberbank of Russia PJSC, ADR (London)	136,754	1,974,147
Severstal PAO, GDR	31,918	571,369
Tatneft PJSC, ADR(2)	28,740	1,192,133
TMK PJSC, GDR	11,588	37,024
VTB Bank PJSC, GDR	476,467	453,441
X5 Retail Group NV, GDR	7,890	255,649
		12,732,149
South Africa — 4.0%
Absa Group Ltd.	72,997	583,894
Adcock Ingram Holdings Ltd.	1,014	2,850
Advtech Ltd.(1)(2)	35,578	28,193
AECI Ltd.	37,665	246,891
African Rainbow Minerals Ltd.	13,406	262,482
Afrimat Ltd.	9,681	28,342
Alexander Forbes Group Holdings Ltd.	87,669	24,666
Anglo American Platinum Ltd.	2,458	298,337
AngloGold Ashanti Ltd., ADR	34,892	696,444
Aspen Pharmacare Holdings Ltd.(1)	36,114	340,219
Astral Foods Ltd.	8,580	76,450
AVI Ltd.	38,863	182,288
Barloworld Ltd.(1)	67,757	407,314
Bid Corp. Ltd.	19,462	364,844
Bidvest Group Ltd. (The)	21,317	236,164
Brait SE(1)(2)	48,661	7,947
Capitec Bank Holdings Ltd.(1)	3,714	328,488
Cashbuild Ltd.	1,658	33,936
Clicks Group Ltd.	21,347	345,159
Coronation Fund Managers Ltd.	26,111	85,750
DataTec Ltd.(1)	21,513	36,661
Dis-Chem Pharmacies Ltd.(1)	14,418	21,338
Discovery Ltd.	25,943	242,274
DRDGOLD Ltd.(2)	50,906	46,671
EPP NV(1)	48,065	30,312
Exxaro Resources Ltd.	30,804	347,384
Famous Brands Ltd.(1)	5,547	16,893
FirstRand Ltd.	300,455	996,123
Foschini Group Ltd. (The)(1)	43,348	301,204
Gold Fields Ltd., ADR	109,622	897,804
Harmony Gold Mining Co. Ltd., ADR(1)	85,150	322,718
Impala Platinum Holdings Ltd.	95,416	1,546,888
Imperial Logistics Ltd.	221	616
Investec Ltd.	38,494	100,447
KAP Industrial Holdings Ltd.(1)	803,456	215,069
Kumba Iron Ore Ltd.	5,805	248,638
Liberty Holdings Ltd.	14,866	69,116
Life Healthcare Group Holdings Ltd.(1)	189,699	225,233
Massmart Holdings Ltd.(1)(2)	20,403	60,269
Metair Investments Ltd.(1)	29,782	35,712
MiX Telematics Ltd., ADR	3,242	45,031

Avantis Emerging Markets Equity ETF
	Shares	Value
Momentum Metropolitan Holdings	292,624	$326,113
Motus Holdings Ltd.(1)	63,904	331,554
Mr Price Group Ltd.	36,487	420,351
MTN Group	162,598	780,986
MultiChoice Group	42,406	357,367
Murray & Roberts Holdings Ltd.(1)	20,297	10,323
Naspers Ltd., N Shares	7,889	1,834,776
Nedbank Group Ltd.	34,593	297,807
NEPI Rockcastle plc	60,655	371,839
Netcare Ltd.(1)	227,736	205,934
Ninety One Ltd.	8,204	24,681
Northam Platinum Ltd.(1)	31,532	462,212
Oceana Group Ltd.	6,312	27,876
Old Mutual Ltd.	364,370	322,962
Omnia Holdings Ltd.(1)	77,968	230,903
Pick n Pay Stores Ltd.(2)	45,023	153,223
PPC Ltd.(1)	467,513	49,122
Rand Merchant Investment Holdings Ltd.	49,986	100,480
Raubex Group Ltd.	14,747	22,335
Reinet Investments SCA	9,173	171,822
Remgro Ltd.	49,214	336,897
Reunert Ltd.	36,376	110,429
RFG Holdings Ltd.(2)	19,543	14,999
Royal Bafokeng Platinum Ltd.(1)	35,152	209,670
Sanlam Ltd.	94,777	380,513
Santam Ltd.	1,183	19,056
Sappi Ltd.(1)(2)	156,171	458,689
Sasol Ltd., ADR(1)	73,500	923,160
Shoprite Holdings Ltd.	38,438	337,196
Sibanye Stillwater Ltd., ADR(2)	48,331	886,874
SPAR Group Ltd. (The)	20,324	255,836
Standard Bank Group Ltd.	88,618	776,696
Super Group Ltd.(1)	15,880	28,114
Telkom SA SOC Ltd.	90,335	244,174
Tiger Brands Ltd.	22,082	294,463
Truworths International Ltd.	58,744	189,086
Tsogo Sun Gaming Ltd.(1)	11,283	4,663
Vodacom Group Ltd.	41,561	341,690
Wilson Bayly Holmes-Ovcon Ltd.(1)	6,535	41,702
Woolworths Holdings Ltd.(2)	76,685	233,213
Zeder Investments Ltd.	120,266	21,088
		22,997,933
South Korea — 14.8%
Advanced Process Systems Corp.(1)	2,276	57,313
AfreecaTV Co. Ltd.	725	46,949
Ahnlab, Inc.	154	12,009
AK Holdings, Inc.	195	5,422
Alteogen, Inc.(1)	640	73,859
Amorepacific Corp.	770	160,667
AMOREPACIFIC Group	691	39,784
Aprogen KIC, Inc.(1)	7,616	12,481

Avantis Emerging Markets Equity ETF
	Shares	Value
Aprogen pharmaceuticals, Inc.(1)	11,697	$11,711
Asiana Airlines, Inc.(1)	2,562	33,732
BGF Co. Ltd.	3,327	16,267
BGF retail Co. Ltd.	1,058	149,493
BH Co. Ltd.	865	13,845
Binex Co. Ltd.(1)	318	7,695
Binggrae Co. Ltd.(1)	366	18,955
BNK Financial Group, Inc.	25,886	135,697
Boditech Med, Inc.	886	13,124
Boryung Pharmaceutical Co. Ltd.	1,927	36,773
Bukwang Pharmaceutical Co. Ltd.	1,149	28,394
Byucksan Corp.	12,984	28,719
Cellivery Therapeutics, Inc.(1)	456	45,903
Celltrion Healthcare Co. Ltd.(1)	745	83,167
Celltrion Pharm, Inc.(1)	339	46,320
Celltrion, Inc.(1)	1,667	440,862
Cheil Worldwide, Inc.	10,975	189,739
Chong Kun Dang Pharmaceutical Corp.(1)	453	68,927
Chongkundang Holdings Corp.(1)	69	6,342
Chunbo Co. Ltd.	124	17,613
CJ CGV Co. Ltd.(1)	1,446	36,674
CJ CheilJedang Corp.	874	315,931
CJ Corp.	825	68,005
CJ ENM Co. Ltd.	1,761	216,709
CJ Logistics Corp.(1)	1,580	230,526
CMG Pharmaceutical Co. Ltd.(1)	455	1,777
Com2uSCorp	622	76,570
Cosmax, Inc.(1)	488	45,376
Coway Co. Ltd.	4,174	240,190
COWELL FASHION Co. Ltd.	6,235	31,716
CS Wind Corp.	1,378	88,717
Cuckoo Homesys Co. Ltd.(1)	1,195	43,118
Daea TI Co. Ltd.	5,395	25,040
Daeduck Co. Ltd.	339	2,018
Daeduck Electronics Co. Ltd.	587	7,589
Daekyo Co. Ltd.	454	1,503
Daesang Corp.(1)	4,067	90,247
Daewon Pharmaceutical Co. Ltd.	1,988	29,401
Daewoo Engineering & Construction Co. Ltd.(1)	48,036	250,906
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	2,305	52,199
Daewoong Co. Ltd.(1)	1,969	63,846
Daewoong Pharmaceutical Co. Ltd.(1)	61	7,337
Daishin Securities Co. Ltd.(1)	3,857	47,597
Daou Data Corp.(1)	2,961	34,824
Daou Technology, Inc.	6,306	152,290
Dawonsys Co. Ltd.	4,680	82,522
DB Financial Investment Co. Ltd.(1)	5,653	28,809
DB HiTek Co. Ltd.	7,806	392,011
DB Insurance Co. Ltd.	7,181	264,659
Dentium Co. Ltd.(1)	1,168	63,575
DGB Financial Group, Inc.	23,456	146,973

Avantis Emerging Markets Equity ETF
	Shares	Value
DL E&C Co. Ltd.(1)	1,588	$156,892
DL Holdings Co. Ltd.	2,038	156,394
Dong-A Socio Holdings Co. Ltd.	375	38,698
Dong-A ST Co. Ltd.(1)	389	28,391
Dongjin Semichem Co. Ltd.(1)	3,456	94,116
DongKook Pharmaceutical Co. Ltd.	1,681	42,857
Dongkuk Steel Mill Co. Ltd.	16,951	135,228
Dongsuh Cos., Inc.	533	19,111
Dongsung Pharmaceutical Co. Ltd.(1)	1,763	19,802
Dongwon Development Co. Ltd.	10,306	47,213
Doosan Bobcat, Inc.(1)	618	17,750
Doosan Fuel Cell Co. Ltd.(1)	1,092	48,559
Doosan Heavy Industries & Construction Co. Ltd.(1)	6,452	60,677
Doosan Infracore Co. Ltd.(1)	13,292	92,871
DoubleUGames Co. Ltd.	216	10,626
Douzone Bizon Co. Ltd.	730	71,333
E-MART, Inc.	2,643	397,127
Easy Bio, Inc.(1)	465	2,768
Easy Holdings Co. Ltd.(1)	774	3,072
Echo Marketing, Inc.	658	15,538
Ecopro BM Co. Ltd.	165	23,742
Ecopro Co. Ltd.	446	25,418
ENF Technology Co. Ltd.	2,415	90,995
Eo Technics Co. Ltd.(1)	172	15,439
Eubiologics Co. Ltd.(1)	1,470	24,136
Eugene Corp.(1)	17,369	74,660
Eugene Investment & Securities Co. Ltd.(1)	8,479	28,252
F&F Co. Ltd.(1)	634	78,422
Feelux Co. Ltd.(1)	4,282	16,636
Fila Holdings Corp.	2,235	79,555
Foosung Co. Ltd.(1)	1,666	14,914
Genexine, Inc.(1)	429	36,702
GOLFZON Co. Ltd.(1)	803	44,871
Grand Korea Leisure Co. Ltd.(1)	2,113	29,983
Green Cross Corp.	247	82,926
Green Cross Holdings Corp.	230	7,562
GS Engineering & Construction Corp.	13,991	452,056
GS Holdings Corp.	4,183	145,871
GS Home Shopping, Inc.	248	30,002
GS Retail Co. Ltd.	2,741	88,293
Halla Holdings Corp.	818	30,244
Hana Financial Group, Inc.	46,610	1,536,573
Hanall Biopharma Co. Ltd.(1)	857	16,772
Handok, Inc.	398	9,795
Handsome Co. Ltd.	1,389	45,923
Hanjin Heavy Industries & Construction Co. Ltd.(1)	15,718	101,441
Hanjin Kal Corp.(1)	674	36,347
Hanjin Transportation Co. Ltd.(1)	1,368	51,434
Hankook Tire & Technology Co. Ltd.	5,813	246,295
Hanmi Pharm Co. Ltd.(1)	264	80,540
Hanmi Semiconductor Co. Ltd.	526	10,328

Avantis Emerging Markets Equity ETF
	Shares	Value
Hanon Systems	7,293	$100,067
Hansae Co. Ltd.	2,679	49,004
Hansol Chemical Co. Ltd.	546	118,460
Hansol Paper Co. Ltd.	4,250	49,472
Hansol Technics Co. Ltd.(1)	26,009	219,726
Hanssem Co. Ltd.(1)	400	35,545
Hanwha Aerospace Co. Ltd.(1)	7,964	261,385
Hanwha Corp.(1)	8,360	217,538
Hanwha General Insurance Co. Ltd.(1)	2,720	9,149
Hanwha Investment & Securities Co. Ltd.(1)	12,893	31,859
Hanwha Life Insurance Co. Ltd.	68,766	196,092
Hanwha Solutions Corp.(1)	12,915	517,305
Hanwha Systems Co. Ltd.	9,331	174,331
Harim Holdings Co. Ltd.	4,708	36,222
HDC Holdings Co. Ltd.(1)	3,073	29,940
HDC Hyundai Development Co-Engineering & Construction, E Shares	2,327	55,447
Helixmith Co. Ltd.(1)	1	21
Hite Jinro Co. Ltd.(1)	3,562	108,333
HLB Life Science Co. Ltd.(1)	1,203	19,445
HLB, Inc.(1)	635	38,814
HMM Co. Ltd.(1)	61,579	1,041,022
Hotel Shilla Co. Ltd.	4,543	333,003
HS Industries Co. Ltd.(1)	4,193	28,985
Huchems Fine Chemical Corp.	2,138	43,547
Hugel, Inc.(1)	90	13,776
Humedix Co. Ltd.	95	1,952
Huons Co. Ltd.	944	46,598
Huons Global Co. Ltd.	56	1,357
Hwaseung Enterprise Co. Ltd.(1)	1,558	21,545
Hyosung Advanced Materials Corp.(1)	781	203,126
Hyosung Chemical Corp.(1)	515	103,691
Hyosung Corp.(1)	252	17,982
Hyosung Heavy Industries Corp.(1)	1,472	94,761
Hyosung TNC Co. Ltd.	835	308,889
Hyundai Construction Equipment Co. Ltd.(1)	3,652	121,613
Hyundai Corp.	1,583	24,391
Hyundai Department Store Co. Ltd.	1,144	84,253
Hyundai Electric & Energy System Co. Ltd.(1)	5,856	91,885
Hyundai Elevator Co. Ltd.(1)	2,506	96,087
Hyundai Engineering & Construction Co. Ltd.	13,339	472,010
Hyundai Futurenet Co., Ltd.	1,145	3,772
Hyundai Glovis Co. Ltd.	2,741	469,208
Hyundai Greenfood Co. Ltd.	3,917	31,580
Hyundai Heavy Industries Holdings Co. Ltd.	1,654	398,098
Hyundai Home Shopping Network Corp.	1,054	74,671
Hyundai Livart Furniture Co. Ltd.	618	8,891
Hyundai Marine & Fire Insurance Co. Ltd.	10,509	204,762
Hyundai Mipo Dockyard Co. Ltd.(1)	2,737	131,517
Hyundai Mobis Co. Ltd.	3,163	849,118
Hyundai Motor Co.	13,441	2,829,907

Avantis Emerging Markets Equity ETF
	Shares	Value
Hyundai Rotem Co. Ltd.(1)	2,964	$51,693
Hyundai Steel Co.	7,643	270,682
Hyundai Wia Corp.	1,816	124,201
i-SENS, Inc.	1,013	21,665
ICD Co. Ltd.	938	14,262
Il Dong Pharmaceutical Co. Ltd.(1)	137	2,091
Iljin Materials Co. Ltd.(1)	490	30,642
Ilyang Pharmaceutical Co. Ltd.	614	28,457
iMarketKorea, Inc.	4,599	35,228
InBody Co. Ltd.(1)	424	6,982
Industrial Bank of Korea(1)	32,375	239,701
Innocean Worldwide, Inc.	2,236	122,904
Innox Advanced Materials Co. Ltd.(1)	326	13,721
Inscobee, Inc.(1)	4,307	11,087
Insun ENT Co. Ltd.(1)	7,507	83,240
Interflex Co. Ltd.(1)	957	11,044
INTOPS Co. Ltd.	2,082	55,871
IS Dongseo Co. Ltd.(1)	734	35,018
ITM Semiconductor Co. Ltd.	368	14,957
JB Financial Group Co. Ltd.	32,207	167,022
Jcontentree Corp.(1)	1,335	53,031
Jeju Air Co. Ltd.(1)	237	4,922
Jusung Engineering Co. Ltd.(1)	5,248	47,506
JW Holdings Corp.	857	3,699
JW Pharmaceutical Corp.	383	9,921
JYP Entertainment Corp.(1)	2,481	80,574
Kakao Corp.	1,428	619,615
Kangwon Land, Inc.(1)	2,770	60,181
KB Financial Group, Inc., ADR(1)	50,389	1,930,907
KC Co. Ltd.	1,647	40,656
KC Tech Co. Ltd.	1,621	35,997
KCC Corp.	592	105,033
KCC Glass Corp.	57	2,241
KEPCO Engineering & Construction Co., Inc.(1)	1,249	19,427
KEPCO Plant Service & Engineering Co. Ltd.(1)	340	8,123
Kginicis Co. Ltd.	2,739	44,532
KH Vatec Co. Ltd.(1)	337	5,649
Kia Motors Corp.	24,689	1,744,275
KISCO Corp.	6,681	46,982
KISWIRE Ltd.(1)	1,961	28,794
KIWOOM Securities Co. Ltd.(1)	2,890	330,597
KMW Co. Ltd.(1)	4,954	273,296
Koentec Co. Ltd.	896	6,952
Koh Young Technology, Inc.(1)	464	42,659
Kolmar BNH Co. Ltd.(1)	873	38,782
Kolmar Korea Co. Ltd.(1)	1,209	61,749
Kolmar Korea Holdings Co. Ltd.(1)	1,580	38,302
Kolon Corp.	1,460	29,504
Kolon Industries, Inc.	4,655	226,885
Komipharm International Co. Ltd.(1)	371	3,328
KONA I Co. Ltd.(1)	4,582	162,673

Avantis Emerging Markets Equity ETF
	Shares	Value
Korea Aerospace Industries Ltd.(1)	13,895	$409,109
Korea Electric Power Corp., ADR(1)	26,662	267,953
Korea Electric Terminal Co. Ltd.	662	46,716
Korea Gas Corp.(1)	1,299	36,815
Korea Investment Holdings Co. Ltd.(1)	4,108	319,113
Korea Line Corp.(1)	45,074	132,144
Korea Petrochemical Ind Co. Ltd.(1)	719	232,496
Korea Real Estate Investment & Trust Co. Ltd.	19,437	36,282
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	1,751	174,393
Korea United Pharm, Inc.(1)	1,469	68,546
Korea Zinc Co. Ltd.	267	95,828
Korean Air Lines Co. Ltd.(1)	18,056	452,095
Korean Reinsurance Co.	9,155	64,038
KT Skylife Co. Ltd.	4,098	31,117
KTB Investment & Securities Co. Ltd.(1)	5,627	20,359
Kumho Industrial Co. Ltd.(1)	253	1,968
Kumho Petrochemical Co. Ltd.(1)	3,664	687,444
Kumho Tire Co., Inc.(1)	8,327	29,417
Kwang Dong Pharmaceutical Co. Ltd.	1,298	10,186
Kyobo Securities Co. Ltd.	927	5,986
Kyung Dong Navien Co. Ltd.	926	41,630
L&C Bio Co. Ltd.	717	19,781
LEENO Industrial, Inc.	563	80,226
LegoChem Biosciences, Inc.(1)	1,052	50,189
LF Corp.	556	7,645
LG Chem Ltd.	4,757	3,513,905
LG Corp.	4,290	357,640
LG Display Co. Ltd., ADR(1)(2)	65,636	655,704
LG Electronics, Inc.	15,831	2,057,831
LG Hausys Ltd.	1,905	121,034
LG HelloVision Co. Ltd.	6,071	24,307
LG Household & Health Care Ltd.	216	290,864
LG Innotek Co. Ltd.	1,485	262,151
LG International Corp.	9,976	242,342
LG Uplus Corp.	29,213	306,354
LIG Nex1 Co. Ltd.	1,363	44,859
Lock&Lock Co. Ltd.(1)	549	7,220
Lotte Chemical Corp.	678	191,188
Lotte Chilsung Beverage Co. Ltd.(1)	368	37,488
Lotte Corp.	1,759	52,496
Lotte Data Communication Co.	842	29,498
LOTTE Fine Chemical Co. Ltd.	3,829	181,822
LOTTE Himart Co. Ltd.	711	23,692
Lotte Shopping Co. Ltd.	1,317	139,923
Lotte Tour Development Co. Ltd.(1)	483	9,463
LS Corp.	5,518	341,907
LS Electric Co. Ltd.	2,027	103,360
Lutronic Corp.(1)	3,294	26,817
LVMC Holdings(1)	1,818	6,643
Mando Corp.(1)	8,675	481,630
Mcnex Co. Ltd.	2,052	99,259

Avantis Emerging Markets Equity ETF
	Shares	Value
Medytox, Inc.	66	$11,849
Meerecompany, Inc.(1)	66	2,327
MegaStudyEdu Co. Ltd.(1)	1,211	57,446
Meritz Financial Group, Inc.	9,338	101,645
Meritz Fire & Marine Insurance Co. Ltd.	13,719	196,529
Meritz Securities Co. Ltd.	51,202	170,933
Mezzion Pharma Co. Ltd.(1)	53	7,126
Mirae Asset Daewoo Co. Ltd.	20,268	167,937
Mirae Asset Life Insurance Co. Ltd.	16,563	58,959
Muhak Co. Ltd.	242	1,467
Namhae Chemical Corp.(1)	4,357	33,101
Namsun Aluminum Co. Ltd.(1)	1,726	6,386
NAVER Corp.	5,497	1,833,053
NCSoft Corp.	452	375,862
Neowiz(1)	1,167	23,043
NEPES Corp.(1)	1,608	56,631
Netmarble Corp.	676	74,232
Nexen Tire Corp.(1)	6,010	45,164
NH Investment & Securities Co. Ltd.(1)	19,863	191,641
NHN Corp.(1)	514	31,604
NHN KCP Corp.(1)	2,343	96,700
NICE Holdings Co. Ltd.(1)	3,503	52,814
NICE Information Service Co. Ltd.(1)	2,961	57,768
NongShim Co. Ltd.	254	62,148
NS Shopping Co. Ltd.	927	9,108
OCI Co. Ltd.(1)	1,047	116,344
OptoElectronics Solutions Co. Ltd.	901	36,883
Orion Corp./Republic of Korea	1,029	117,589
Orion Holdings Corp.	2,176	26,623
Oscotec, Inc.(1)	168	5,225
Osstem Implant Co. Ltd.	2,699	174,291
Ottogi Corp.	52	25,921
Pan Ocean Co. Ltd.	49,504	251,843
Paradise Co. Ltd.(1)	1,711	26,562
Partron Co. Ltd.	5,351	53,167
Pearl Abyss Corp.(1)	467	120,229
Peptron, Inc.(1)	90	1,141
PHARMA RESEARCH PRODUCTS Co. Ltd.(1)	36	1,798
Pharmicell Co. Ltd.(1)	978	13,967
PI Advanced Materials Co. Ltd.(1)	745	28,293
Poongsan Corp.	2,881	93,761
POSCO, ADR	34,904	2,132,634
POSCO Chemical Co. Ltd.	650	91,084
Posco ICT Co. Ltd.	1,823	12,107
Posco International Corp.	9,312	185,188
Pulmuone Co. Ltd.	3,081	46,057
Rsupport Co. Ltd.(1)	2,340	17,239
S&T Motiv Co. Ltd.	1,273	70,869
S-1 Corp.	1,478	109,191
S-Oil Corp.(1)	6,397	483,698
Sam Chun Dang Pharm Co. Ltd.(1)	117	6,834

Avantis Emerging Markets Equity ETF
	Shares	Value
Samjin Pharmaceutical Co. Ltd.	1,819	$41,278
Samsung Biologics Co. Ltd.(1)	283	188,789
Samsung C&T Corp.	2,585	279,338
Samsung Card Co. Ltd.	2,438	71,446
Samsung Electro-Mechanics Co. Ltd.	7,740	1,301,069
Samsung Electronics Co. Ltd., GDR	10,131	18,714,293
Samsung Engineering Co. Ltd.(1)	29,009	331,994
Samsung Fire & Marine Insurance Co. Ltd.	4,277	658,212
Samsung Heavy Industries Co. Ltd.(1)	25,908	151,225
Samsung Life Insurance Co. Ltd.	6,311	420,339
Samsung Pharmaceutical Co. Ltd.(1)	3,889	24,906
Samsung SDI Co. Ltd.	2,526	1,513,872
Samsung SDS Co. Ltd.	965	166,873
Samsung Securities Co. Ltd.	6,022	195,845
Samwha Capacitor Co. Ltd.	1,445	87,042
Samyang Foods Co. Ltd.	339	26,233
Samyang Holdings Corp.	272	20,673
Sangsangin Co. Ltd.(1)	5,065	27,843
SBS Media Holdings Co. Ltd.(1)	1,692	2,896
Seah Besteel Corp.	2,924	38,154
Sebang Global Battery Co. Ltd.	784	62,711
Seegene, Inc.	818	90,617
Sejong Telecom, Inc.(1)	5,123	3,298
Seobu T&D	996	6,753
Seoul Semiconductor Co. Ltd.	5,718	100,386
SFA Engineering Corp.	1,152	43,416
SFA Semicon Co. Ltd.(1)	13,190	101,620
Shin Poong Pharmaceutical Co. Ltd.	907	67,483
Shinhan Financial Group Co. Ltd., ADR(1)(2)	37,602	1,089,330
Shinsegae International, Inc.	135	22,923
Shinsegae, Inc.	656	157,227
Shinsung E&G Co. Ltd.(1)	13,081	35,721
Silicon Works Co. Ltd.	803	45,847
SillaJen, Inc.(1)	626	6,742
SIMMTECH Co. Ltd.	6,238	131,806
SK Biopharmaceuticals Co. Ltd.(1)	491	51,558
SK Chemicals Co. Ltd.	1,152	385,333
SK D&D Co. Ltd.	2,081	64,634
SK Discovery Co. Ltd.	5,267	305,733
SK Gas Ltd.	666	54,152
SK Holdings Co. Ltd.	2,421	563,865
SK Hynix, Inc.	28,303	3,559,366
SK Innovation Co. Ltd.(1)	5,036	1,166,985
SK Materials Co. Ltd.	403	109,744
SK Networks Co. Ltd.	29,415	145,549
SK Securities Co. Ltd.(1)	12,360	9,081
SK Telecom Co. Ltd., ADR	43,922	1,057,642
SKC Co. Ltd.	750	78,353
SL Corp.(1)	401	8,457
SM Entertainment Co. Ltd.(1)	1,080	28,877
Solus Advanced Materials Co. Ltd.	607	24,373

Avantis Emerging Markets Equity ETF
	Shares	Value
Songwon Industrial Co. Ltd.	4,312	$70,393
Soulbrain Co. Ltd.	577	158,749
Soulbrain Holdings Co., Ltd.(1)	1,229	47,951
Ssangyong Motor Co.(1)(2)	2,905	7,162
ST Pharm Co. Ltd.(1)	124	8,606
Studio Dragon Corp.(1)	556	47,465
Suheung Co. Ltd.	124	5,638
Sung Kwang Bend Co. Ltd.	420	2,771
Sungwoo Hitech Co. Ltd.	2,998	17,386
Taewoong Co. Ltd.(1)	329	3,698
Taeyoung Engineering & Construction Co. Ltd.	4,884	51,394
Taihan Electric Wire Co. Ltd.(1)	26,822	23,405
Taihan Fiberoptics Co. Ltd.(1)	470	1,398
Telcon RF Pharmaceutical, Inc.(1)	379	1,660
TES Co. Ltd.	1,577	43,330
Tesna, Inc.	2,366	103,434
TK Corp.(1)	380	2,489
Tokai Carbon Korea Co. Ltd.	154	20,713
Tongyang Life Insurance Co. Ltd.	10,021	36,679
Tongyang, Inc.(1)	2,830	3,130
Toptec Co. Ltd.	790	8,815
TY Holdings Co. Ltd.(1)	1,589	34,580
Unid Co. Ltd.	1,333	73,834
UniTest, Inc.(1)	1,762	37,922
Value Added Technology Co. Ltd.(1)	136	3,175
Vieworks Co. Ltd.	352	9,913
Webzen, Inc.(1)	2,458	78,624
Wemade Co. Ltd.	563	19,079
Whanin Pharmaceutical Co. Ltd.	148	2,515
Winix, Inc.	1,582	35,468
WiSoL Co. Ltd.(1)	6,266	75,903
Wonik Holdings Co. Ltd.(1)	5,541	30,316
WONIK IPS Co. Ltd.	5,677	251,189
Wonik Materials Co. Ltd.	745	22,889
Woongjin Thinkbig Co. Ltd.	11,642	26,394
Woori Financial Group, Inc.(1)	62,495	533,656
Woori Investment Bank Co. Ltd.	4,836	2,733
Y G-1 Co. Ltd.	226	1,227
YG Entertainment, Inc.(1)	628	25,536
Youlchon Chemical Co. Ltd.	1,157	23,626
Youngone Corp.(1)	2,073	77,479
Yuanta Securities Korea Co. Ltd.(1)	10,724	29,066
Yuhan Corp.	1,076	59,416
Yungjin Pharmaceutical Co. Ltd.(1)	1,448	8,291
Zinus, Inc.	315	26,128
		84,724,990
Taiwan — 15.4%
A-DATA Technology Co. Ltd.	39,000	121,088
Aaeon Technology, Inc.	1,000	2,510
AcBel Polytech, Inc.	95,000	100,024
Accton Technology Corp.	9,000	84,798

Avantis Emerging Markets Equity ETF
	Shares	Value
Acer, Inc.	419,000	$404,203
ACES Electronic Co. Ltd.	23,000	38,701
Acter Group Corp. Ltd.	5,207	37,238
Advanced Ceramic X Corp.	1,000	17,581
Advanced International Multitech Co. Ltd.	6,000	12,078
Advanced Power Electronics Corp.	17,000	31,499
Advantech Co. Ltd.	2,199	28,682
AGV Products Corp.(1)	74,000	23,552
Airtac International Group	4,000	139,646
Alchip Technologies Ltd.	3,000	95,852
Alltek Technology Corp.	32,000	27,946
Alltop Technology Co. Ltd.	7,000	26,171
Alpha Networks, Inc.	35,772	45,137
Altek Corp.	31,000	39,541
AMPOC Far-East Co. Ltd.	22,000	27,835
AmTRAN Technology Co. Ltd.(1)	13,000	5,540
Anpec Electronics Corp.	9,000	30,961
APAQ Technology Co. Ltd.	12,000	25,330
Apex International Co. Ltd.	27,000	69,134
Arcadyan Technology Corp.	24,061	81,995
Ardentec Corp.	81,000	133,817
Argosy Research, Inc.	7,545	34,951
ASE Technology Holding Co. Ltd., ADR	159,336	1,206,174
Asia Cement Corp.	221,000	338,334
Asia Optical Co., Inc.	2,000	6,617
Asia Pacific Telecom Co. Ltd.(1)	7,209	2,523
Asia Polymer Corp.	59,850	48,510
Asia Vital Components Co. Ltd.	69,000	164,343
ASIX Electronics Corp.	11,000	46,826
ASMedia Technology, Inc.	1,000	60,956
ASROCK, Inc.	8,000	44,914
Asustek Computer, Inc.	43,000	469,003
Aten International Co. Ltd.	9,000	28,398
AU Optronics Corp.(1)	768,200	523,290
AURAS Technology Co. Ltd.	11,000	87,014
Aurora Corp.	1,000	3,139
AVY Precision Technology, Inc.	3,060	2,934
Azurewave Technologies, Inc.(1)	23,000	23,470
Bank of Kaohsiung Co. Ltd.	31,350	11,107
Basso Industry Corp.	3,000	4,988
BenQ Materials Corp.	30,000	32,960
BES Engineering Corp.	216,000	70,450
Bin Chuan Enterprise Co. Ltd.	23,000	25,188
Bioteque Corp.	1,000	4,613
Bizlink Holding, Inc.	9,000	96,468
Brave C&H Supply Co. Ltd.	4,000	23,889
Brighton-Best International Taiwan, Inc.(1)	68,000	67,213
Brogent Technologies, Inc.	1,000	4,099
C Sun Manufacturing Ltd.	24,000	39,467
Capital Futures Corp.	2,000	2,734
Capital Securities Corp.	298,000	150,753

Avantis Emerging Markets Equity ETF
	Shares	Value
Career Technology MFG. Co. Ltd.	69,100	$88,956
Caswell, Inc.	3,000	12,702
Catcher Technology Co. Ltd.	66,000	454,627
Cathay Financial Holding Co. Ltd.	576,000	868,509
Cayman Engley Industrial Co. Ltd.	7,000	25,446
Celxpert Energy Corp.	13,000	23,841
Center Laboratories, Inc.(1)	47,047	113,766
Central Reinsurance Co. Ltd.	13,000	10,700
Chailease Holding Co. Ltd.	5,200	32,149
Chang Hwa Commercial Bank Ltd.	141,520	86,606
Chang Wah Electromaterials, Inc.	20,000	30,181
Chang Wah Technology Co. Ltd.	7,000	17,186
Channel Well Technology Co. Ltd.	20,000	41,008
Charoen Pokphand Enterprise	18,000	46,846
CHC Healthcare Group	5,000	6,611
CHC Resources Corp.	4,000	6,601
Chen Full International Co. Ltd.	16,000	26,073
Chenbro Micom Co. Ltd.	10,000	29,958
Cheng Loong Corp.	85,000	95,820
Cheng Mei Materials Technology Corp.(1)	181,000	74,903
Cheng Shin Rubber Industry Co. Ltd.	227,000	352,063
Cheng Uei Precision Industry Co. Ltd.	68,000	114,541
Chia Chang Co. Ltd.	6,000	8,322
Chia Hsin Cement Corp.	13,000	8,221
Chicony Electronics Co. Ltd.	34,000	114,857
Chicony Power Technology Co. Ltd.	20,000	56,869
Chief Telecom, Inc.	2,000	21,589
Chieftek Precision Co. Ltd.	1,000	3,959
Chilisin Electronics Corp.	20,000	80,612
Chin-Poon Industrial Co. Ltd.	68,000	83,062
China Airlines Ltd.(1)	378,000	190,584
China Bills Finance Corp.	38,000	20,529
China Chemical & Pharmaceutical Co. Ltd.	41,000	33,509
China Development Financial Holding Corp.	1,421,000	474,879
China General Plastics Corp.	51,450	54,704
China Life Insurance Co. Ltd.	290,980	237,063
China Man-Made Fiber Corp.(1)	187,000	66,209
China Metal Products	11,000	12,654
China Motor Corp.(1)	30,800	53,334
China Petrochemical Development Corp.	485,000	187,503
China Steel Corp.	880,000	781,736
Chinese Maritime Transport Ltd.	6,000	7,208
Chipbond Technology Corp.	111,000	296,095
ChipMOS Technologies, Inc.	74,000	100,505
Chlitina Holding Ltd.	7,000	56,132
Chong Hong Construction Co. Ltd.	3,000	8,835
Chroma ATE, Inc.	2,000	14,751
Chun Yuan Steel Industry Co. Ltd.	54,000	26,316
Chung Hung Steel Corp.(1)	180,000	113,122
Chung Hwa Pulp Corp.(1)	67,000	28,726
Chung-Hsin Electric & Machinery Manufacturing Corp.	61,000	109,841

Avantis Emerging Markets Equity ETF
	Shares	Value
Chunghwa Telecom Co. Ltd., ADR(2)	19,701	$776,416
Cleanaway Co. Ltd.	36,000	209,504
Clevo Co.(1)	29,000	31,308
CMC Magnetics Corp.	204,685	60,724
Co-Tech Development Corp.	8,000	17,106
Compal Electronics, Inc.	403,000	321,565
Compeq Manufacturing Co. Ltd.	139,000	219,877
Concord International Securities Co. Ltd.	43,000	20,446
Concraft Holding Co. Ltd.	6,899	20,569
Continental Holdings Corp.	65,000	51,299
Coretronic Corp.	70,000	120,977
CTBC Financial Holding Co. Ltd.	1,307,000	939,521
CTCI Corp.	17,000	22,293
Cyberlink Corp.	7,000	25,875
CyberTAN Technology, Inc.	61,000	42,951
D-Link Corp.(1)	5,000	4,396
DA CIN Construction Co. Ltd.	34,000	31,944
Da-Li Development Co. Ltd.	2,199	2,365
Dadi Early-Childhood Education Group Ltd.	1,000	6,316
Dafeng TV Ltd.	4,000	6,121
Darfon Electronics Corp.	38,000	61,690
Darwin Precisions Corp.(1)	5,000	2,555
Daxin Materials Corp.	10,000	32,662
Delta Electronics, Inc.	71,000	717,223
Depo Auto Parts Ind Co. Ltd.	4,000	8,685
Dimerco Express Corp.	27,000	62,728
Double Bond Chemical Industry Co. Ltd.	3,000	7,049
Dyaco International, Inc.	13,000	49,199
Dynamic Electronics Co. Ltd.(1)	72,147	49,276
Dynapack International Technology Corp.	18,000	70,527
E Ink Holdings, Inc.	17,000	30,917
E-LIFE MALL Corp.	4,000	10,963
E.Sun Financial Holding Co. Ltd.	366,105	332,301
Eastern Media International Corp.	40,000	24,115
Eclat Textile Co. Ltd.	9,000	138,958
ECOVE Environment Corp.	1,000	7,844
Egis Technology, Inc.	5,000	27,751
Elan Microelectronics Corp.	98,000	607,161
Elite Advanced Laser Corp.	18,000	40,607
Elite Material Co. Ltd.	30,000	181,877
Elite Semiconductor Microelectronics Technology, Inc.	39,000	128,639
Elitegroup Computer Systems Co. Ltd.(1)	44,000	48,240
eMemory Technology, Inc.	1,000	29,413
ENNOSTAR, Inc.(1)	32,375	99,732
Eson Precision Ind Co. Ltd.	15,000	35,437
Eternal Materials Co. Ltd.	113,000	146,264
Eva Airways Corp.	138,000	78,415
Everest Textile Co. Ltd.(1)	3,000	873
Evergreen International Storage & Transport Corp.	69,000	42,212
Evergreen Marine Corp. Taiwan Ltd.(1)	445,190	610,168
Everlight Chemical Industrial Corp.	54,000	32,501

Avantis Emerging Markets Equity ETF
	Shares	Value
Everlight Electronics Co. Ltd.	86,000	$135,621
Excelsior Medical Co. Ltd.	6,000	11,976
Far Eastern Department Stores Ltd.	127,000	104,155
Far Eastern International Bank	253,932	97,090
Far Eastern New Century Corp.	353,000	367,638
Far EasTone Telecommunications Co. Ltd.	133,000	295,059
Faraday Technology Corp.	2,000	3,816
Farglory F T Z Investment Holding Co. Ltd.	17,000	17,115
Farglory Land Development Co. Ltd.	29,000	55,792
Federal Corp.(1)	13,000	8,047
Feng Hsin Steel Co. Ltd.	65,000	164,958
Feng TAY Enterprise Co. Ltd.	37,800	253,281
Firich Enterprises Co. Ltd.	32,223	35,025
First Financial Holding Co. Ltd.	309,460	231,773
First Hi-Tec Enterprise Co. Ltd.	13,000	29,323
First Steamship Co. Ltd.	75,210	27,315
Fitipower Integrated Technology, Inc.	4,000	30,774
Fittech Co. Ltd.	4,223	24,178
FLEXium Interconnect, Inc.	44,000	198,837
Flytech Technology Co. Ltd.	1,000	2,186
FocalTech Systems Co. Ltd.(1)	30,804	110,774
Forcecon Tech Co. Ltd.	10,000	40,365
Forest Water Environment Engineering Co. Ltd.	1,000	1,521
Formosa Advanced Technologies Co. Ltd.	26,000	35,522
Formosa Chemicals & Fibre Corp.	74,000	228,796
Formosa International Hotels Corp.	5,000	26,968
Formosa Laboratories, Inc.(1)	14,000	25,671
Formosa Petrochemical Corp.	26,000	93,895
Formosa Plastics Corp.	73,000	255,883
Formosa Sumco Technology Corp.	7,000	37,668
Formosa Taffeta Co. Ltd.	67,000	73,103
Formosan Rubber Group, Inc.	22,000	19,077
Formosan Union Chemical	53,650	28,018
Fortune Electric Co. Ltd.	26,000	40,985
Foxconn Technology Co. Ltd.	112,000	282,123
Foxsemicon Integrated Technology, Inc.	10,000	86,965
FSP Technology, Inc.	20,000	34,867
Fubon Financial Holding Co. Ltd.	603,000	1,082,611
Fulgent Sun International Holding Co. Ltd.	12,000	48,651
Fulltech Fiber Glass Corp.(1)	59,000	32,795
Fusheng Precision Co. Ltd.	11,000	79,911
Gamania Digital Entertainment Co. Ltd.	25,000	56,609
GCS Holdings, Inc.	1,000	1,801
GEM Services, Inc.	1,000	2,855
Gemtek Technology Corp.(1)	35,000	38,931
General Interface Solution Holding Ltd.	49,000	196,471
Genesys Logic, Inc.	12,000	29,703
Genius Electronic Optical Co. Ltd.	5,079	90,227
Getac Technology Corp.	41,000	83,838
Giant Manufacturing Co. Ltd.	36,000	363,851
Giantplus Technology Co. Ltd.	6,000	2,815

Avantis Emerging Markets Equity ETF
	Shares	Value
Gigabyte Technology Co. Ltd.	64,000	$200,418
Ginko International Co. Ltd.	8,150	41,458
Global Brands Manufacture Ltd.	65,000	65,494
Global Lighting Technologies, Inc.	7,000	25,798
Global Mixed Mode Technology, Inc.	9,000	63,538
Global PMX Co. Ltd.	1,000	6,768
Globalwafers Co. Ltd.	11,000	293,518
Globe Union Industrial Corp.	13,000	7,443
Gloria Material Technology Corp.	8,000	4,932
Gold Circuit Electronics Ltd.(1)	20,000	39,027
Golden Friends Corp.	1,000	2,032
Goldsun Building Materials Co. Ltd.	172,674	152,849
Gourmet Master Co. Ltd.	10,000	55,555
Grand Ocean Retail Group Ltd.	3,000	2,209
Grand Pacific Petrochemical(1)	160,000	137,297
Grape King Bio Ltd.	15,000	97,720
Great China Metal Industry	9,000	7,430
Great Wall Enterprise Co. Ltd.	79,000	141,962
Greatek Electronics, Inc.	44,000	112,546
GTM Holdings Corp.	7,000	5,923
Gudeng Precision Industrial Co. Ltd.	3,346	42,528
Hannstar Board Corp.	48,927	81,334
HannStar Display Corp.(1)	244,000	116,814
HannsTouch Solution, Inc.	109,000	40,965
Harvatek Corp.(1)	35,000	22,846
Heran Co. Ltd.	7,000	35,463
Highwealth Construction Corp.	6,600	10,719
Hiroca Holdings Ltd.	3,000	7,006
Hitron Technology, Inc.	42,000	35,505
Hiwin Technologies Corp.	3,183	45,814
Ho Tung Chemical Corp.(1)	151,000	51,251
Holiday Entertainment Co. Ltd.	13,000	30,257
Holtek Semiconductor, Inc.	27,000	85,101
Holy Stone Enterprise Co. Ltd.	9,000	38,703
Hon Hai Precision Industry Co. Ltd.	795,000	3,206,751
Hong Pu Real Estate Development Co. Ltd.	11,000	8,905
Hong TAI Electric Industrial	36,000	28,313
Horizon Securities Co. Ltd.	54,000	22,179
Hotai Finance Co. Ltd.	6,000	17,274
Hotai Motor Co. Ltd.	10,000	212,095
Hotron Precision Electronic Industrial Co. Ltd.	9,000	24,237
Hsin Kuang Steel Co. Ltd.	2,000	2,824
Hsin Yung Chien Co. Ltd.	1,000	3,736
Hsing TA Cement Co.	12,000	8,475
HTC Corp.(1)	48,000	50,037
Hu Lane Associate, Inc.	15,225	62,468
Hua Nan Financial Holdings Co. Ltd.	141,508	92,262
Huaku Development Co. Ltd.	40,000	126,357
Huang Hsiang Construction Corp.	3,000	3,923
Hung Ching Development & Construction Co. Ltd.	7,000	5,082
Hung Sheng Construction Ltd.	18,880	12,705

Avantis Emerging Markets Equity ETF
	Shares	Value
Huxen Corp.	3,000	$5,547
Hycon Technology Corp.	7,000	28,001
I-Sheng Electric Wire & Cable Co. Ltd.	10,000	15,711
Ibase Technology, Inc.	1,000	1,328
IBF Financial Holdings Co. Ltd.	355,576	177,744
Ichia Technologies, Inc.	57,000	36,291
IEI Integration Corp.	20,000	37,677
Innodisk Corp.	8,160	47,940
Innolux Corp.(1)	977,000	598,225
Intai Technology Corp.	2,400	7,862
Integrated Service Technology, Inc.	12,000	22,515
Interactive Digital Technologies, Inc.	8,000	23,134
International CSRC Investment Holdings Co.	19,000	18,047
International Games System Co. Ltd.	7,000	208,667
Inventec Corp.	130,000	115,806
Iron Force Industrial Co. Ltd.	3,000	8,215
ITE Technology, Inc.	14,000	45,686
ITEQ Corp.	11,000	56,836
Jarllytec Co. Ltd.	9,000	24,514
Jentech Precision Industrial Co. Ltd.	3,000	34,673
Jih Lin Technology Co. Ltd.	11,000	28,626
Jih Sun Financial Holdings Co. Ltd.	185,470	83,942
Jourdeness Group Ltd.	1,000	3,263
Kaimei Electronic Corp.	21,000	98,589
KEE TAI Properties Co. Ltd.	28,000	10,006
Kenda Rubber Industrial Co. Ltd.	20,800	26,549
Kindom Development Co. Ltd.	58,000	75,219
King Yuan Electronics Co. Ltd.	101,000	144,736
King's Town Bank Co. Ltd.	123,000	173,040
Kinik Co.	16,000	39,713
Kinpo Electronics	146,000	67,552
Kinsus Interconnect Technology Corp.	26,000	89,875
KMC Kuei Meng International, Inc.	1,000	6,976
KNH Enterprise Co. Ltd.(1)	23,000	28,266
KS Terminals, Inc.	16,000	31,955
Kung Long Batteries Industrial Co. Ltd.	48,000	245,526
Kung Sing Engineering Corp.(1)	64,000	23,198
Kuo Toong International Co. Ltd.	46,000	54,609
Kuoyang Construction Co. Ltd.	23,727	31,944
L&K Engineering Co. Ltd.	20,000	22,362
Lanner Electronics, Inc.	18,000	42,951
Largan Precision Co. Ltd.	3,000	354,630
Lealea Enterprise Co. Ltd.(1)	101,000	43,481
Lelon Electronics Corp.	3,138	9,261
Lemtech Holdings Co. Ltd.	1,000	5,431
Li Cheng Enterprise Co. Ltd.	1,071	1,033
Li Peng Enterprise Co. Ltd.(1)	110,000	36,511
Lian HWA Food Corp.	2,100	3,458
Lien Hwa Industrial Holdings Corp.	6,960	10,549
Lingsen Precision Industries Ltd.(1)	68,000	39,307
Lion Travel Service Co. Ltd.	1,000	3,439

Avantis Emerging Markets Equity ETF
	Shares	Value
Lite-On Technology Corp.	186,000	$397,435
Long Bon International Co. Ltd.(1)	4,800	2,472
Longchen Paper & Packaging Co. Ltd.	94,587	83,585
Longwell Co.	17,000	34,519
Lotes Co. Ltd.	8,000	149,377
Lotus Pharmaceutical Co. Ltd.(1)	1,000	2,751
Lumax International Corp. Ltd.	10,000	25,190
Lung Yen Life Service Corp.	18,000	33,555
Macauto Industrial Co. Ltd.	11,000	35,632
Machvision, Inc.	1,039	10,806
Macronix International	116,000	197,247
Makalot Industrial Co. Ltd.	11,000	80,399
Marketech International Corp.	9,000	37,131
Materials Analysis Technology, Inc.	6,000	22,912
Mechema Chemicals International Corp.	2,000	4,829
MediaTek, Inc.	32,000	1,034,024
Mega Financial Holding Co. Ltd.	248,000	259,867
Mercuries & Associates Holding Ltd.	55,000	40,991
Mercuries Life Insurance Co. Ltd.(1)	135,343	40,838
Merry Electronics Co. Ltd.	26,000	127,821
Micro-Star International Co. Ltd.	85,000	456,334
Microbio Co. Ltd.(1)	6,000	15,564
Mirle Automation Corp.	5,000	8,056
Mitac Holdings Corp.	42,560	47,349
momo.com, Inc.	1,000	34,790
MOSA Industrial Corp.	13,000	17,852
Motech Industries, Inc.(1)	93,000	106,404
MPI Corp.	11,000	46,542
Nak Sealing Technologies Corp.	3,000	9,584
Namchow Holdings Co. Ltd.	33,000	54,722
Nan Kang Rubber Tire Co. Ltd.	34,000	51,237
Nan Liu Enterprise Co. Ltd.	6,000	36,684
Nan Pao Resins Chemical Co. Ltd.	6,000	34,931
Nan Ya Plastics Corp.	88,000	229,988
Nan Ya Printed Circuit Board Corp.(1)	3,000	32,344
Nantex Industry Co. Ltd.	42,000	96,894
Nanya Technology Corp.	30,000	104,368
Newmax Technology Co. Ltd.(1)	1,000	1,993
Nichidenbo Corp.	23,000	43,758
Nidec Chaun-Choung Technology Corp.	1,000	7,821
Nien Made Enterprise Co. Ltd.	17,000	238,287
Nishoku Technology, Inc.	6,000	28,845
Novatek Microelectronics Corp.	13,000	222,203
Nuvoton Technology Corp.	2,428	4,138
O-Bank Co. Ltd.	74,430	18,349
Ocean Plastics Co. Ltd.(1)	2,000	2,435
OptoTech Corp.(1)	59,000	53,552
Orient Semiconductor Electronics Ltd.	104,000	66,795
Oriental Union Chemical Corp.	8,000	6,085
P-Duke Technology Co. Ltd.	2,000	5,130
Pacific Hospital Supply Co. Ltd.	1,099	2,754

Avantis Emerging Markets Equity ETF
	Shares	Value
Paiho Shih Holdings Corp.	1,000	$1,061
Pan Jit International, Inc.	235,000	455,100
Pan-International Industrial Corp.	197,000	302,495
Parade Technologies Ltd.	2,000	85,426
PChome Online, Inc.	15,000	44,307
Pegatron Corp.	182,000	487,276
Pegavision Corp.	6,000	58,706
PharmaEngine, Inc.	13,000	35,512
Pharmally International Holding Co. Ltd.(1)	1,282	2,605
Phison Electronics Corp.	17,000	281,499
Pixart Imaging, Inc.	3,000	19,693
Polytronics Technology Corp.	2,094	9,324
Pou Chen Corp.	320,000	348,575
Power Wind Health Industry, Inc.	4,050	23,147
Powertech Technology, Inc.	149,000	534,592
Poya International Co. Ltd.	3,000	67,496
President Chain Store Corp.	38,000	358,209
President Securities Corp.	150,740	111,689
Primax Electronics Ltd.	74,000	162,443
Prince Housing & Development Corp.	157,000	64,798
Promate Electronic Co. Ltd.	2,000	2,613
Prosperity Dielectrics Co. Ltd.	18,000	43,406
Qisda Corp.	251,000	275,688
QST International Corp.(1)	10,000	25,648
Quang Viet Enterprise Co. Ltd.	6,000	24,447
Quanta Computer, Inc.	208,000	635,752
Quanta Storage, Inc.	41,000	59,455
Radiant Innovation, Inc.	8,000	21,997
Radiant Opto-Electronics Corp.	42,000	180,423
Radium Life Tech Co. Ltd.	24,000	9,558
Realtek Semiconductor Corp.	42,000	696,391
Rechi Precision Co. Ltd.	41,000	30,598
Rexon Industrial Corp. Ltd.	19,000	55,490
Rich Development Co. Ltd.	92,000	35,038
Ritek Corp.(1)	64,281	24,155
Roo Hsing Co. Ltd.(1)	75,000	26,730
Ruentex Development Co. Ltd.	107,000	160,324
Ruentex Engineering & Construction Co.	1,000	3,001
Ruentex Industries Ltd.	48,000	129,194
Sampo Corp.	50,000	48,109
San Fang Chemical Industry Co. Ltd.	13,000	9,776
San Shing Fastech Corp.	17,000	32,649
Sanyang Motor Co. Ltd.	213,000	242,521
Savior Lifetec Corp.(1)	7,000	7,775
SCI Pharmtech, Inc.	8,000	26,265
ScinoPharm Taiwan Ltd.	2,000	1,857
SDI Corp.	27,000	86,366
Sea Sonic Electronics Co. Ltd.	8,000	32,272
Senao International Co. Ltd.	1,000	1,154
Senao Networks, Inc.	1,000	3,812
Sesoda Corp.	8,640	7,044

Avantis Emerging Markets Equity ETF
	Shares	Value
Shane Global Holding, Inc.	1,000	$2,875
Shanghai Commercial & Savings Bank Ltd. (The)	239,000	343,489
Sheng Yu Steel Co. Ltd.	7,000	5,514
Shin Foong Specialty & Applied Materials Co. Ltd.	11,000	56,243
Shin Kong Financial Holding Co. Ltd.	1,268,313	377,844
Shin Zu Shing Co. Ltd.	13,536	62,641
Shining Building Business Co. Ltd.(1)	125,000	66,177
Shinkong Insurance Co. Ltd.	14,000	19,247
Shinkong Synthetic Fibers Corp.	173,000	90,508
Shiny Chemical Industrial Co. Ltd.	13,200	51,483
ShunSin Technology Holding Ltd.	6,000	26,466
Sigurd Microelectronics Corp.	66,063	120,376
Silergy Corp.	1,000	96,738
Simplo Technology Co. Ltd.	10,000	134,686
Sinbon Electronics Co. Ltd.	4,000	38,747
Sincere Navigation Corp.	44,060	31,612
Singatron Enterprise Co. Ltd.	25,000	26,086
Sinmag Equipment Corp.	1,000	3,586
Sino-American Silicon Products, Inc.	71,000	426,928
Sinon Corp.	62,000	47,660
SinoPac Financial Holdings Co. Ltd.	1,177,000	492,639
Sinyi Realty, Inc.	9,000	9,398
Sitronix Technology Corp.	13,000	90,586
Siward Crystal Technology Co. Ltd.	28,000	25,197
Soft-World International Corp.	4,000	13,769
Solar Applied Materials Technology Co.	248,670	433,534
Sonix Technology Co. Ltd.	4,000	12,172
Speed Tech Corp.	1,000	3,417
St Shine Optical Co. Ltd.	4,000	40,621
Standard Chemical & Pharmaceutical Co. Ltd.	2,000	2,662
Standard Foods Corp.	18,000	35,552
Stark Technology, Inc.	14,000	35,227
Sunjuice Holdings Co. Ltd.	1,000	13,115
Sunny Friend Environmental Technology Co. Ltd.	5,000	39,794
Sunonwealth Electric Machine Industry Co. Ltd.	32,000	64,402
Sunplus Technology Co. Ltd.(1)	25,000	23,214
Sunrex Technology Corp.	12,000	28,438
Supreme Electronics Co. Ltd.	45,000	62,853
Swancor Holding Co. Ltd.	10,000	53,597
Sweeten Real Estate Development Co. Ltd.	4,320	3,361
Symtek Automation Asia Co. Ltd.	9,000	29,644
Syncmold Enterprise Corp.	21,000	63,012
Synnex Technology International Corp.	279,000	494,177
Systex Corp.	17,000	52,414
TA Chen Stainless Pipe	56,263	63,153
Ta Ya Electric Wire & Cable	112,000	80,761
TA-I Technology Co. Ltd.	8,750	26,777
Tai Tung Communication Co. Ltd.(1)	30,000	23,984
Taichung Commercial Bank Co. Ltd.	337,593	134,565
TaiDoc Technology Corp.	5,000	35,262
Taiflex Scientific Co. Ltd.	22,000	41,210

Avantis Emerging Markets Equity ETF
	Shares	Value
Taigen Biopharmaceuticals Holdings Ltd.(1)	2,000	$1,435
Taimide Tech, Inc.	16,000	29,973
Tainan Spinning Co. Ltd.	150,000	80,460
Taishin Financial Holding Co. Ltd.	978,174	455,014
TaiSol Electronics Co. Ltd.	10,000	21,683
Taisun Enterprise Co. Ltd.	4,000	4,081
Taita Chemical Co. Ltd.	27,000	33,840
Taiwan Business Bank	512,800	174,415
Taiwan Cement Corp.	403,004	607,553
Taiwan Cogeneration Corp.	28,000	38,978
Taiwan Cooperative Financial Holding Co. Ltd.	263,200	188,890
Taiwan FamilyMart Co. Ltd.	1,000	9,299
Taiwan Fertilizer Co. Ltd.	95,000	182,091
Taiwan Fire & Marine Insurance Co. Ltd.	8,000	5,931
Taiwan FU Hsing Industrial Co. Ltd.	11,000	17,495
Taiwan Glass Industry Corp.(1)	222,000	160,566
Taiwan High Speed Rail Corp.	137,000	148,798
Taiwan Hon Chuan Enterprise Co. Ltd.	43,000	98,134
Taiwan Land Development Corp.(1)	30,000	7,543
Taiwan Mask Corp.	24,000	42,951
Taiwan Mobile Co. Ltd.	22,000	76,698
Taiwan Navigation Co. Ltd.	9,000	6,457
Taiwan Paiho Ltd.	90,000	268,979
Taiwan PCB Techvest Co. Ltd.	51,000	89,130
Taiwan Sakura Corp.	4,000	7,587
Taiwan Secom Co. Ltd.	34,000	106,772
Taiwan Semiconductor Co. Ltd.	14,000	28,173
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	194,660	24,515,480
Taiwan Shin Kong Security Co. Ltd.	7,070	9,594
Taiwan Steel Union Co. Ltd.	1,000	2,548
Taiwan Styrene Monomer	30,000	19,650
Taiwan Surface Mounting Technology Corp.	23,000	96,350
Taiwan TEA Corp.(1)	17,000	10,318
Taiwan Union Technology Corp.	6,000	25,478
Taiyen Biotech Co. Ltd.	6,000	6,980
Tatung Co. Ltd.(1)	38,000	38,101
TCI Co. Ltd.	12,000	91,088
Teco Electric and Machinery Co. Ltd.	211,000	230,208
Test Research, Inc.	20,000	41,984
Test Rite International Co. Ltd.(1)	33,000	30,406
Tex-Ray Industrial Co. Ltd.(1)	40,000	26,378
Thermaltake Technology Co. Ltd.	11,000	33,144
Thinking Electronic Industrial Co. Ltd.	13,000	93,121
Thye Ming Industrial Co. Ltd.	9,000	9,997
Ton Yi Industrial Corp.(1)	148,000	58,242
Tong Hsing Electronic Industries Ltd.	5,472	42,278
Tong Yang Industry Co. Ltd.	49,000	65,043
Top Bright Holding Co. Ltd.	8,000	37,605
Topco Scientific Co. Ltd.	27,000	118,457
Topkey Corp.	6,000	34,311
Topoint Technology Co. Ltd.	28,000	29,826

Avantis Emerging Markets Equity ETF
	Shares	Value
TPK Holding Co. Ltd.(1)	42,000	$75,784
Trade-Van Information Services Co.	2,000	3,464
Transcend Information, Inc.	16,000	37,606
Tripod Technology Corp.	80,000	398,812
TSRC Corp.	101,000	100,020
Ttet Union Corp.	6,000	28,468
TTFB Co. Ltd.	1,000	8,702
TTY Biopharm Co. Ltd.	2,000	4,710
Tung Ho Steel Enterprise Corp.	167,000	216,449
Tung Thih Electronic Co. Ltd.(1)	1,000	11,832
TXC Corp.	17,000	60,270
TYC Brother Industrial Co. Ltd.	10,000	8,646
U-Ming Marine Transport Corp.	80,000	99,854
Ubright Optronics Corp.	16,000	24,411
Uni-President Enterprises Corp.	317,000	767,021
Unimicron Technology Corp.	92,000	321,488
Union Bank of Taiwan	119,840	46,052
Unitech Printed Circuit Board Corp.	48,000	35,915
United Integrated Services Co. Ltd.	6,000	51,163
United Microelectronics Corp.	1,411,000	2,762,874
United Renewable Energy Co. Ltd.(1)	374,000	189,759
Universal Cement Corp.	60,000	46,942
Universal Microelectronics Co. Ltd.(1)	26,000	24,621
Universal Microwave Technology, Inc.	1,000	2,790
Unizyx Holding Corp.(1)	71,000	94,551
UPC Technology Corp.	179,000	118,789
Userjoy Technology Co. Ltd.	7,000	22,070
USI Corp.	242,000	192,895
Vanguard International Semiconductor Corp.	90,000	376,187
Ventec International Group Co. Ltd.	6,000	19,631
Visual Photonics Epitaxy Co. Ltd.	1,000	3,839
Voltronic Power Technology Corp.	3,100	128,773
Wafer Works Corp.	41,000	66,096
Wah Hong Industrial Corp.	19,000	24,060
Wah Lee Industrial Corp.	28,000	81,012
Walsin Lihwa Corp.	499,000	333,717
Walsin Technology Corp.	23,000	210,769
Walton Advanced Engineering, Inc.(1)	50,000	24,671
Wan Hai Lines Ltd.	105,000	181,540
Wei Chuan Foods Corp.	48,000	35,946
Weikeng Industrial Co. Ltd.	65,000	45,553
Well Shin Technology Co. Ltd.	5,000	9,721
Win Semiconductors Corp.	31,000	425,089
Winbond Electronics Corp.	428,000	472,153
Wisdom Marine Lines Co. Ltd.(1)	44,378	44,502
Wistron Corp.	224,000	257,229
Wistron Information Technology & Services Corp.	8,000	26,604
Wiwynn Corp.	5,000	144,683
Wowprime Corp.	10,000	57,444
WPG Holdings Ltd.	238,000	387,959
WT Microelectronics Co. Ltd.	11,000	17,689

Avantis Emerging Markets Equity ETF
	Shares	Value
WUS Printed Circuit Co. Ltd.	9,000	$10,128
XinTec, Inc.(1)	1,000	6,238
Xxentria Technology Materials Corp.	16,000	36,004
Yageo Corp.	10,000	213,862
Yang Ming Marine Transport Corp.(1)	288,000	301,448
YC INOX Co. Ltd.	47,486	46,771
Yem Chio Co. Ltd.(1)	62,000	34,321
Yeong Guan Energy Technology Group Co. Ltd.	1,000	2,965
YFY, Inc.	158,000	155,098
Yieh Phui Enterprise Co. Ltd.(1)	164,000	77,592
Youngtek Electronics Corp.	15,000	33,924
Yuanta Financial Holding Co. Ltd.	1,197,440	914,906
Yulon Finance Corp.	22,200	84,201
Yulon Motor Co. Ltd.(1)	60,397	90,507
YungShin Global Holding Corp.	3,000	4,698
Zeng Hsing Industrial Co. Ltd.	3,000	16,175
Zero One Technology Co. Ltd.	16,000	25,033
Zhen Ding Technology Holding Ltd.	57,000	245,336
Zinwell Corp.(1)	3,000	1,985
Zippy Technology Corp.	3,000	3,804
ZongTai Real Estate Development Co. Ltd.	2,000	2,867
		88,364,293
Thailand — 2.2%
Advanced Info Service PCL, NVDR	55,800	302,859
AEON Thana Sinsap Thailand PCL, NVDR	16,300	105,408
Airports of Thailand PCL, NVDR	134,800	277,298
Amata Corp. PCL, NVDR	229,100	135,343
Ananda Development PCL, NVDR	53,000	3,127
AP Thailand PCL, NVDR	625,000	150,360
Asia Aviation PCL, NVDR(1)	56,600	4,818
Asia Sermkij Leasing PCL, NVDR	23,800	16,378
Asset World Corp. PCL, NVDR	121,400	19,461
B Grimm Power PCL, NVDR	128,500	200,837
Bangchak Corp. PCL, NVDR	116,600	111,680
Bangkok Airways PCL, NVDR	59,900	14,846
Bangkok Bank PCL, NVDR	70,900	281,340
Bangkok Chain Hospital PCL, NVDR	43,300	19,595
Bangkok Dusit Medical Services PCL, NVDR	313,800	204,087
Bangkok Expressway & Metro PCL, NVDR	222,600	57,900
Bangkok Land PCL, NVDR	928,200	32,160
Bangkok Life Assurance PCL, NVDR(1)	337,400	275,588
Banpu PCL, NVDR	336,900	126,681
Banpu Power PCL, NVDR	27,900	17,298
BCPG PCL, NVDR	27,900	13,581
Beauty Community PCL, NVDR(1)	243,500	13,843
BEC World PCL, NVDR(1)	254,400	73,177
Berli Jucker PCL, NVDR	11,300	13,621
BG Container Glass PCL, NVDR	56,100	18,835
BTS Group Holdings PCL, NVDR	199,100	61,050
Bumrungrad Hospital PCL, NVDR	32,600	133,317
Cal-Comp Electronics Thailand PCL, NVDR	406,300	31,710

Avantis Emerging Markets Equity ETF
	Shares	Value
Carabao Group PCL, NVDR	10,500	$47,571
Central Pattana PCL, NVDR	142,200	241,894
Central Retail Corp. PCL, NVDR(1)	31,466	34,058
CH Karnchang PCL, NVDR(1)	36,500	18,438
Charoen Pokphand Foods PCL, NVDR	236,100	221,509
Chularat Hospital PCL, NVDR	242,600	20,848
CK Power PCL, NVDR(1)	121,300	16,742
Com7 PCL, NVDR	155,700	261,590
CP ALL PCL, NVDR(1)	202,800	394,110
Dhipaya Insurance PCL, NVDR	26,900	25,438
Diamond Building Products PCL, NVDR	51,200	10,562
Dynasty Ceramic PCL, NVDR	744,300	58,171
Eastern Polymer Group PCL, NVDR	299,300	96,262
Eastern Water Resources Development and Management PCL, NVDR	50,300	15,425
Electricity Generating PCL, NVDR	5,900	32,482
Energy Absolute PCL, NVDR	78,900	159,501
Erawan Group PCL (The), NVDR	42,800	5,718
Esso Thailand PCL, NVDR(1)	63,400	18,290
GFPT PCL, NVDR	188,400	73,166
Gulf Energy Development PCL, NVDR	17,820	19,317
Gunkul Engineering PCL, NVDR	535,200	47,638
Hana Microelectronics PCL, NVDR	51,900	85,312
Home Product Center PCL, NVDR	455,900	197,616
Ichitan Group PCL, NVDR	86,500	34,969
Indorama Ventures PCL, NVDR	162,100	209,695
Intouch Holdings PCL, NVDR	29,600	54,330
IRPC PCL, NVDR	1,614,200	185,891
Italian-Thai Development PCL, NVDR(1)	502,200	18,265
Jasmine International PCL, NVDR	408,500	40,495
Jay Mart PCL, NVDR	68,641	60,600
JMT Network Services PCL, NVDR	27,900	37,348
JWD Infologistics PCL, NVDR	139,400	37,245
Kasikornbank PCL	11,300	51,454
KCE Electronics PCL, NVDR	149,600	265,175
KGI Securities Thailand PCL, NVDR	236,700	32,853
Khon Kaen Sugar Industry PCL, NVDR	124,100	13,481
Kiatnakin Phatra Bank PCL, NVDR	37,700	73,008
Krung Thai Bank PCL, NVDR	368,300	143,306
Krungthai Card PCL, NVDR	48,400	100,673
Land & Houses PCL, NVDR	117,400	30,116
LPN Development PCL, NVDR	87,800	13,435
Major Cineplex Group PCL, NVDR	59,700	38,724
MBK PCL, NVDR	61,700	28,441
MC Group PCL, NVDR	20,300	6,899
MCS Steel PCL, NVDR	83,700	40,225
Mega Lifesciences PCL, NVDR	87,600	114,467
Minor International PCL, NVDR(1)	195,000	192,509
MK Restaurants Group PCL, NVDR	9,300	16,998
Muangthai Capital PCL, NVDR(1)	52,400	111,457
Namyong Terminal PCL, NVDR	51,400	6,835

Avantis Emerging Markets Equity ETF
	Shares	Value
Noble Development PCL, NVDR	130,500	$33,459
Northeast Rubber PCL, NVDR	156,200	29,255
Origin Property PCL, NVDR	80,100	18,342
Osotspa PCL, NVDR	20,800	23,688
Plan B Media PCL, NVDR	558,200	121,095
Polyplex Thailand PCL, NVDR	70,200	51,655
Precious Shipping PCL, NVDR(1)	68,800	24,329
Prima Marine PCL, NVDR	190,000	49,140
Property Perfect PCL, NVDR	730,710	9,376
PTG Energy PCL, NVDR	122,100	77,533
PTT Exploration & Production PCL, NVDR	101,300	381,027
PTT Global Chemical PCL, NVDR	141,800	286,873
PTT PCL, NVDR	524,900	688,534
Quality Houses PCL, NVDR	664,400	51,604
Rajthanee Hospital PCL, NVDR	34,000	28,480
Ratch Group PCL, NVDR	56,400	94,356
Ratchthani Leasing PCL, NVDR	560,800	75,012
Regional Container Lines PCL, NVDR(1)	134,200	95,921
Rojana Industrial Park PCL, NVDR	142,600	22,633
RS PCL, NVDR	63,400	52,609
Samart Corp. PCL, NVDR	72,200	15,045
Sansiri PCL, NVDR	3,903,900	107,760
Sappe PCL, NVDR	2,500	2,106
SEAFCO PCL, NVDR	60,800	8,822
Sermsang Power Corp. Co. Ltd., NVDR	107,100	58,264
Siam Cement PCL (The), NVDR	28,300	340,468
Siam Commercial Bank PCL (The), NVDR	63,400	212,374
Siam Future Development PCL, NVDR	87,800	14,836
Siam Global House PCL, NVDR	291,572	195,345
Siamgas & Petrochemicals PCL, NVDR	124,500	45,102
Sikarin PCL, NVDR	21,100	5,036
Sino-Thai Engineering & Construction PCL, NVDR	305,600	118,524
Somboon Advance Technology PCL, NVDR	27,900	17,198
SPCG PCL, NVDR	56,800	37,092
Sri Trang Agro-Industry PCL, NVDR	194,000	342,895
Srisawad Corp. PCL, NVDR	83,600	172,087
Srisawad Finance PCL, NVDR(1)	44,800	42,075
Star Petroleum Refining PCL, NVDR	87,800	27,969
STP & I PCL, NVDR	90,600	10,455
Supalai PCL, NVDR	165,800	108,387
Super Energy Corp. PCL, NVDR(1)	5,711,400	174,700
Taokaenoi Food & Marketing PCL, NVDR	51,600	16,915
Thai Airways International PCL, NVDR(1)	20,500	2,768
Thai Oil PCL, NVDR	60,400	116,426
Thai Union Group PCL, NVDR	449,300	205,834
Thai Vegetable Oil PCL, NVDR	48,000	54,371
Thaicom PCL, NVDR	79,200	23,847
Thaifoods Group PCL, NVDR	316,200	52,100
Thanachart Capital PCL, NVDR	29,500	31,212
Thoresen Thai Agencies PCL, NVDR	227,500	53,909
Tipco Asphalt PCL, NVDR	67,400	45,683

Avantis Emerging Markets Equity ETF
	Shares	Value
Tisco Financial Group PCL, NVDR	21,600	$67,397
TMB Bank PCL, NVDR	1,642,100	60,251
TOA Paint Thailand PCL, NVDR	27,300	27,901
Total Access Communication PCL, NVDR	54,400	56,557
TPI Polene PCL, NVDR	400,700	22,162
TPI Polene Power PCL, NVDR	284,300	40,553
TQM Corp. PCL, NVDR	11,700	46,516
True Corp. PCL, NVDR	2,717,800	277,466
TTW PCL, NVDR	43,900	17,273
U City PCL, NVDR(1)	508,700	12,917
Unique Engineering & Construction PCL, NVDR	129,200	18,466
United Paper PCL, NVDR	19,500	11,535
Univentures PCL, NVDR	26,000	3,117
VGI PCL, NVDR	146,900	32,226
Vinythai PCL, NVDR	25,000	27,809
WHA Corp. PCL, NVDR	441,900	45,963
Workpoint Entertainment PCL, NVDR	45,500	23,967
		12,443,352
Turkey — 0.6%
AG Anadolu Grubu Holding AS	7,413	27,842
Akbank T.A.S.(1)	201,371	163,714
Aksa Akrilik Kimya Sanayii AS	20,299	43,508
Aksa Enerji Uretim AS(1)	7,011	9,941
Aksigorta AS	3,110	3,935
Alarko Holding AS	23,326	33,560
Albaraka Turk Katilim Bankasi AS(1)	30,642	9,175
Anadolu Anonim Turk Sigorta Sirketi	49,944	54,266
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,148	44,889
Aselsan Elektronik Sanayi Ve Ticaret AS	10,764	24,549
Aygaz AS	4,238	8,894
Bera Holding AS(1)	9,303	30,755
BIM Birlesik Magazalar AS	18,210	161,896
Borusan Mannesmann Boru Sanayi ve Ticaret AS(1)	2,241	8,746
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	2,541	10,065
Cimsa Cimento Sanayi VE Ticaret AS(1)	2,951	8,557
Coca-Cola Icecek AS	8,699	82,818
Deva Holding AS	4,011	16,123
Dogan Sirketler Grubu Holding AS	93,300	39,747
Dogus Otomotiv Servis ve Ticaret AS(1)	2,247	9,418
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	9,914	9,594
Eregli Demir ve Celik Fabrikalari TAS	59,391	116,317
Ford Otomotiv Sanayi AS	1,813	42,808
Gubre Fabrikalari TAS(1)	5,436	58,536
Haci Omer Sabanci Holding AS	130,684	183,934
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	18,108	33,332
Is Yatirim Menkul Degerler AS	27,641	77,006
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	214,408	187,025
KOC Holding AS	33,252	96,360
Koza Altin Isletmeleri AS(1)	1,658	28,792
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	51,699	118,979

Avantis Emerging Markets Equity ETF
	Shares	Value
Logo Yazilim Sanayi Ve Ticaret AS(1)	385	$6,805
Mavi Giyim Sanayi Ve Ticaret AS, B Shares(1)	1,303	8,841
Migros Ticaret AS(1)	5,382	28,248
MLP Saglik Hizmetleri AS(1)	7,865	25,107
Nuh Cimento Sanayi AS	8,333	71,103
Pegasus Hava Tasimaciligi AS(1)	4,230	50,658
Petkim Petrokimya Holding AS(1)	13,906	9,824
Polisan Holding AS	38,492	18,500
Sekerbank Turk AS(1)	31,348	5,571
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	14,657	22,595
Sok Marketler Ticaret AS(1)	10,284	15,608
TAV Havalimanlari Holding AS	50,188	168,414
Tekfen Holding AS	23,085	49,772
Tofas Turk Otomobil Fabrikasi AS	13,715	63,880
Turk Hava Yollari AO(1)	103,445	187,483
Turk Traktor ve Ziraat Makineleri AS	790	22,829
Turkcell Iletisim Hizmetleri AS, ADR(2)	30,249	164,555
Turkiye Garanti Bankasi AS(1)	172,576	206,419
Turkiye Halk Bankasi AS(1)	49,552	35,617
Turkiye Is Bankasi AS, C Shares(1)	72,570	55,759
Turkiye Petrol Rafinerileri AS(1)	3,136	42,571
Turkiye Sinai Kalkinma Bankasi AS(1)	147,689	32,788
Turkiye Sise ve Cam Fabrikalari AS	88,573	84,787
Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS(1)	777	6,169
Vestel Elektronik Sanayi ve Ticaret AS(1)	11,329	40,595
Yapi ve Kredi Bankasi AS(1)	185,715	65,998
Zorlu Enerji Elektrik Uretim AS(1)	12,683	4,342
		3,239,919
TOTAL COMMON STOCKS (Cost $455,543,353)		572,546,039
RIGHTS†
Philippines†
Cebu Air, Inc.(1)	15,370	2,170
South Korea†
Korean Air Lines Co. Ltd.(1)	12,639	86,060
TOTAL RIGHTS (Cost $61,955)		88,230
WARRANTS†
Malaysia†
Scientex Bhd(1)	7,020	2,116
Serba Dinamik Holdings Bhd(1)	3,660	199
		2,315
Thailand†
JMT Network Services PCL, NVDR(1)	2,858	683
Noble Development PCL(1)	32,625	2,663
		3,346
TOTAL WARRANTS (Cost $—)		5,661
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $472,055)	472,055	472,055

Avantis Emerging Markets Equity ETF
	Shares	Value
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $6,313,614)	6,313,614	$6,313,614
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $462,390,977)		579,425,599
OTHER ASSETS AND LIABILITIES — (1.3)%		(7,190,246)
TOTAL NET ASSETS — 100.0%		$572,235,353

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	20.2%
Financials	17.8%
Consumer Discretionary	16.5%
Materials	10.9%
Communication Services	10.3%
Industrials	7.6%
Consumer Staples	4.8%
Energy	4.4%
Health Care	3.0%
Real Estate	2.3%
Utilities	2.3%
Cash and Equivalents*	(0.1)%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $13,400,012. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $14,094,992, which includes securities collateral of $7,781,378.

See Notes to Financial Statements.

FEBRUARY 28, 2021 (UNAUDITED)

Avantis International Equity ETF
	Shares	Value
COMMON STOCKS — 99.7%
Australia — 6.7%
Accent Group Ltd.	14,526	$24,151
Adairs Ltd.	9,223	26,998
Adbri Ltd.	12,481	31,178
Afterpay Ltd.(1)	1,452	133,052
AGL Energy Ltd.	11,704	84,541
Alkane Resources Ltd.(1)	41,938	22,450
Alliance Aviation Services Ltd.(1)	5,187	16,957
ALS Ltd.	22,377	170,473
Altium Ltd.	1,563	31,754
Alumina Ltd.	16,346	20,422
AMA Group Ltd.(1)	16,885	8,897
AMP Ltd.	260,166	300,755
Ampol Ltd.	3,594	68,139
Ansell Ltd.	1,488	41,259
APA Group	19,441	139,093
Appen Ltd.	1,821	23,510
ARB Corp. Ltd.	3,172	82,333
Ardent Leisure Group Ltd.(1)(2)	22,550	11,028
Aristocrat Leisure Ltd.	14,865	348,290
ASX Ltd.	2,888	150,349
Atlas Arteria Ltd.	15,649	66,946
Atlassian Corp. plc, Class A(1)	2,249	534,587
Aurelia Metals Ltd.	60,190	18,034
Aurizon Holdings Ltd.	144,180	423,526
AusNet Services	71,401	90,998
Austal Ltd.	23,896	43,656
Australia & New Zealand Banking Group Ltd.	77,638	1,567,361
Australian Agricultural Co. Ltd.(1)	49,709	43,032
Australian Ethical Investment Ltd.	3,654	18,780
Australian Finance Group Ltd.	28,455	61,541
Australian Pharmaceutical Industries Ltd.	29,606	25,349
Bank of Queensland Ltd.(2)	32,346	219,158
Beach Energy Ltd.	162,076	208,847
Bega Cheese Ltd.	11,825	55,737
Bendigo & Adelaide Bank Ltd.	25,932	195,494
BHP Group Ltd., ADR(2)	28,334	2,150,834
Bingo Industries Ltd.	14,804	36,621
Blackmores Ltd.(1)(2)	291	18,157
BlueScope Steel Ltd.	19,509	249,867
Boral Ltd.(1)	87,416	349,127
Brambles Ltd.	59,822	459,256
Breville Group Ltd.	3,645	78,644
Brickworks Ltd.	2,108	30,381
carsales.com Ltd.	7,975	114,415
Cedar Woods Properties Ltd.	7,397	39,814
Challenger Ltd.	60,083	299,212

Avantis International Equity ETF
	Shares	Value
Champion Iron Ltd.(1)	30,158	$126,620
CIMIC Group Ltd.(1)(2)	1,975	32,369
City Chic Collective Ltd.(1)	8,094	25,174
Cleanaway Waste Management Ltd.	42,226	70,967
Coca-Cola Amatil Ltd.	32,957	339,442
Cochlear Ltd.	1,400	227,958
Codan Ltd.	7,802	89,872
Coles Group Ltd.	49,328	582,432
Collins Foods Ltd.	4,755	35,062
Commonwealth Bank of Australia	31,700	1,994,130
Computershare Ltd.	7,336	75,060
Cooper Energy Ltd.(1)	57,755	14,512
Coronado Global Resources, Inc.	16,385	13,710
Costa Group Holdings Ltd.	18,209	63,996
Credit Corp. Group Ltd.(2)	2,653	65,399
Crown Resorts Ltd.	7,411	56,864
CSL Ltd.	4,962	1,004,295
CSR Ltd.	48,312	203,079
Dacian Gold Ltd.(1)	1,859	536
Data#3 Ltd.	6,350	24,792
Deterra Royalties Ltd.(1)	35,143	122,807
Dicker Data Ltd.	6,026	48,844
Domain Holdings Australia Ltd.(1)	5,294	18,394
Domino's Pizza Enterprises Ltd.	1,820	125,801
Downer EDI Ltd.	7,997	31,801
Eagers Automotive Ltd.(2)	6,671	67,833
Eclipx Group Ltd.(1)	51,480	77,475
Elders Ltd.	3,623	31,417
Emeco Holdings Ltd.(1)	47,507	37,792
EML Payments Ltd.(1)	27,394	105,264
Evolution Mining Ltd.	78,134	248,423
Flight Centre Travel Group Ltd.(1)	594	7,629
Fortescue Metals Group Ltd.	70,544	1,312,269
G8 Education Ltd.	23,160	19,194
Galaxy Resources Ltd.(1)	13,911	27,937
Genworth Mortgage Insurance Australia Ltd.	14,936	29,734
GrainCorp Ltd., A Shares	29,314	95,383
GUD Holdings Ltd.	2,491	22,981
GWA Group Ltd.	6,286	14,771
Hansen Technologies Ltd.	5,888	18,580
Harvey Norman Holdings Ltd.	23,968	96,754
Healius Ltd.	5,984	18,433
HT&E Ltd.(1)	14,411	20,867
HUB24 Ltd.	1,118	17,983
Humm Group Ltd.	18,785	14,710
IDP Education Ltd.	4,268	89,639
IGO Ltd.	74,311	402,855
Iluka Resources Ltd.	42,581	242,490
Imdex Ltd.	22,450	29,678
Incitec Pivot Ltd.(1)	92,539	189,125
Infomedia Ltd.	19,353	22,570

Avantis International Equity ETF
	Shares	Value
Inghams Group Ltd.	25,144	$67,814
Insurance Australia Group Ltd.	24,777	95,326
Integrated Research Ltd.(2)	5,406	8,852
InvoCare Ltd.(2)	7,552	65,384
IPH Ltd.	4,547	21,442
IRESS Ltd.	3,284	23,241
James Hardie Industries plc	19,089	535,056
JB Hi-Fi Ltd.	4,385	146,288
Johns Lyng Group Ltd.	11,306	30,850
Jumbo Interactive Ltd.	3,130	32,577
Karoon Energy Ltd.(1)	26,380	23,167
Lendlease Corp. Ltd.	14,612	149,853
Lifestyle Communities Ltd.	2,081	22,081
Lovisa Holdings Ltd.(2)	4,873	54,362
Lynas Rare Earths Ltd.(1)	15,858	72,727
MACA Ltd.	13,254	11,152
Macmahon Holdings Ltd.	89,672	15,181
Macquarie Group Ltd.	4,972	546,135
Magellan Financial Group Ltd.	10,089	338,345
Mayne Pharma Group Ltd.(1)	72,866	15,452
McMillan Shakespeare Ltd.	9,659	92,137
Medibank Pvt Ltd.	105,905	225,908
Mesoblast Ltd.(1)(2)	19,760	36,663
Metcash Ltd.	114,088	296,329
Mineral Resources Ltd.	20,243	592,136
MNF Group Ltd.	38	144
Monadelphous Group Ltd.	7,847	70,156
Money3 Corp. Ltd.	10,819	24,174
MyState Ltd.	4,278	15,449
National Australia Bank Ltd.	80,207	1,524,955
Netwealth Group Ltd.	6,419	69,205
New Energy Solar Ltd.	13,265	8,016
New Hope Corp. Ltd.	38,153	36,874
Newcrest Mining Ltd.	27,564	518,109
NEXTDC Ltd.(1)	6,012	51,700
nib holdings Ltd.	14,679	62,648
Nick Scali Ltd.	12,113	95,085
Nickel Mines Ltd.	72,721	78,533
Nine Entertainment Co. Holdings Ltd.	34,608	76,620
Northern Star Resources Ltd.	28,109	217,916
NRW Holdings Ltd.	39,721	61,630
Nufarm Ltd.(1)	10,774	39,870
OFX Group Ltd.	13,526	12,805
Oil Search Ltd.	100,080	330,542
Omni Bridgeway Ltd.	2,762	7,859
oOh!media Ltd.(1)	26,761	36,105
Orica Ltd.	10,024	97,156
Origin Energy Ltd.	20,653	72,052
Orocobre Ltd.(1)(2)	6,486	23,310
Orora Ltd.	130,594	293,873
OZ Minerals Ltd.	28,066	484,626

Avantis International Equity ETF
	Shares	Value
Pacific Current Group Ltd.	6,132	$24,809
Peet Ltd.	34,647	31,197
Pendal Group Ltd.	10,994	50,385
Perenti Global Ltd.	297,359	261,871
Perpetual Ltd.	2,591	61,282
Perseus Mining Ltd.(1)	167,479	147,881
Platinum Asset Management Ltd.	28,985	103,254
Premier Investments Ltd.	4,198	68,264
Pro Medicus Ltd.(2)	2,137	72,508
PWR Holdings Ltd.	4,541	19,387
Qantas Airways Ltd.(1)	55,594	214,533
QBE Insurance Group Ltd.	21,914	157,158
Qube Holdings Ltd.	35,972	85,179
Ramelius Resources Ltd.	92,648	88,910
Ramsay Health Care Ltd.	3,732	189,857
REA Group Ltd.	1,317	138,882
Red 5 Ltd.(1)	122,113	16,804
Redbubble Ltd.(1)	10,751	42,170
Regis Resources Ltd.	37,251	88,924
Reliance Worldwide Corp. Ltd.	26,990	89,430
Resolute Mining Ltd.(1)(2)	97,223	48,160
Rio Tinto Ltd.	7,378	724,298
Sandfire Resources Ltd.	6,783	31,891
Santos Ltd.	103,325	581,412
SeaLink Travel Group Ltd.	5,450	35,943
SEEK Ltd.	3,755	74,425
Select Harvests Ltd.	6,500	26,291
Senex Energy Ltd.(1)(2)	148,098	42,110
Servcorp Ltd.	9,505	24,417
Service Stream Ltd.(2)	12,326	10,920
Seven Group Holdings Ltd.(2)	4,426	74,049
Sigma Healthcare Ltd.(1)	160,963	82,822
Silver Lake Resources Ltd.(1)	38,305	42,083
Sims Ltd.	10,425	108,369
SmartGroup Corp. Ltd.	3,284	17,438
Sonic Healthcare Ltd.	4,642	113,359
South32 Ltd.	245,166	524,016
Southern Cross Media Group Ltd.(1)	36,111	64,490
Spark Infrastructure Group	48,640	76,425
St. Barbara Ltd.	78,634	124,640
Star Entertainment Grp Ltd. (The)(1)	27,615	78,635
Suncorp Group Ltd.	32,265	246,024
Super Retail Group Ltd.	19,294	163,506
Sydney Airport(1)	13,638	61,619
Tassal Group Ltd.(2)	6,505	16,934
Technology One Ltd.	12,619	82,061
Telstra Corp. Ltd.	129,245	306,724
TPG Telecom Ltd.(1)	5,094	26,669
Transurban Group	31,010	306,070
Treasury Wine Estates Ltd.	10,714	90,040
Tuas Ltd.(1)	2,799	1,421

Avantis International Equity ETF
	Shares	Value
United Malt Grp Ltd.	11,473	$32,270
Uniti Group Ltd.(1)(2)	14,709	24,284
Viva Energy Group Ltd.	56,574	72,632
Vocus Group Ltd.(1)	19,069	73,851
Washington H Soul Pattinson & Co. Ltd.(2)	3,357	77,366
Wesfarmers Ltd.	33,348	1,265,123
Western Areas Ltd.	33,647	66,837
Westgold Resources Ltd.(1)	45,874	71,123
Westpac Banking Corp., ADR(2)	70,444	1,301,805
Whitehaven Coal Ltd.(1)	73,987	86,904
WiseTech Global Ltd.	1,868	39,118
Woodside Petroleum Ltd.	41,914	799,059
Woolworths Group Ltd.	40,287	1,223,007
Worley Ltd.	5,562	47,883
Xero Ltd.(1)	1,097	100,159
		37,059,942
Austria — 0.3%
ANDRITZ AG	1,412	67,659
AT&S Austria Technologie & Systemtechnik AG	1,964	57,804
BAWAG Group AG(1)	2,124	110,006
CA Immobilien Anlagen AG	443	18,998
DO & CO. AG(1)	426	33,061
Erste Group Bank AG(1)	5,945	195,429
EVN AG	2,577	55,955
FACC AG(1)(2)	1,458	14,674
IMMOFINANZ AG(1)	2,635	52,703
Lenzing AG(1)	500	71,621
Oesterreichische Post AG(2)	1,721	69,339
OMV AG	3,239	156,043
POLYTEC Holding AG(1)	925	9,520
Porr AG(1)(2)	665	12,265
Raiffeisen Bank International AG(1)	3,644	73,807
S IMMO AG	804	16,916
Schoeller-Bleckmann Oilfield Equipment AG	1,097	51,799
Semperit AG Holding(1)	1,190	36,836
Telekom Austria AG	3,747	28,428
UNIQA Insurance Group AG	7,484	57,964
Verbund AG	1,361	103,690
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,777	47,705
voestalpine AG	2,625	103,945
Wienerberger AG	1,464	48,877
		1,495,044
Belgium — 0.9%
Ackermans & van Haaren NV	1,533	247,052
Ageas SA/NV	8,842	495,478
AGFA-Gevaert NV(1)	12,920	57,899
Anheuser-Busch InBev SA, ADR(2)	9,647	556,921
Argenx SE, ADR(1)	1,032	341,262
Barco NV	2,374	58,218
Bekaert SA	4,817	177,045
bpost SA(1)	7,591	82,182

Avantis International Equity ETF
	Shares	Value
Cie d'Entreprises CFE(1)	663	$71,018
D'ieteren SA	1,450	122,318
Deceuninck NV(1)	10,650	30,692
Elia Group SA	656	70,813
Etablissements Franz Colruyt NV	2,596	155,373
Euronav NV	17,548	155,931
Exmar NV(1)(2)	3,779	13,861
Fagron	3,553	84,741
Galapagos NV, ADR(1)(2)	1,515	125,139
Gimv NV	755	44,176
Ion Beam Applications(2)	1,335	22,894
KBC Group NV(1)	7,103	510,734
Kinepolis Group NV(1)(2)	790	40,300
Melexis NV	1,575	185,831
Ontex Group NV(1)(2)	3,489	35,857
Orange Belgium SA	2,490	68,494
Proximus SADP	9,979	194,530
Recticel SA	2,881	44,281
Solvay SA	3,987	486,171
Telenet Group Holding NV	523	20,821
Tessenderlo Group SA(1)	1,452	64,461
UCB SA	2,616	260,164
Umicore SA	7,493	439,784
		5,264,441
Canada — 9.4%
5N Plus, Inc.(1)	11,200	41,628
Absolute Software Corp.	661	10,092
AcuityAds Holdings, Inc.(1)(2)	1,500	33,310
Advantage Oil & Gas Ltd.(1)(2)	11,400	23,291
Aecon Group, Inc.	10,217	147,723
AG Growth International, Inc.(2)	304	9,371
Agnico Eagle Mines Ltd.	5,699	318,134
Aimia, Inc.(1)	1,705	5,721
Air Canada(1)	1,722	33,964
Alamos Gold, Inc., Class A	16,198	114,809
Alaris Equity Partners Income	2,635	31,845
Algonquin Power & Utilities Corp.(2)	12,152	188,210
Alimentation Couche-Tard, Inc., B Shares	16,400	492,928
AltaGas Ltd.(2)	5,446	82,550
Altius Minerals Corp.	661	7,635
Americas Gold & Silver Corp.(1)(2)	2,374	6,175
Andlauer Healthcare Group, Inc.	500	15,912
Apollo Healthcare Corp.(1)	4,700	17,063
ARC Resources Ltd.	39,021	233,648
Argonaut Gold, Inc.(1)	18,148	29,234
Aritzia, Inc.(1)	5,754	135,598
Atco Ltd., Class I	4,906	143,101
Atrium Mortgage Investment Corp.(2)	2,635	26,731
ATS Automation Tooling Systems, Inc.(1)	2,228	49,108
AutoCanada, Inc.(1)	4,308	103,215
B2Gold Corp.	63,352	275,790

Avantis International Equity ETF
	Shares	Value
Badger Daylighting Ltd.	3,429	$109,127
Ballard Power Systems, Inc.(1)	2,000	55,948
Bank of Montreal	16,870	1,378,393
Bank of Nova Scotia (The)	24,499	1,432,285
Barrick Gold Corp., (Toronto)	27,201	507,641
Bausch Health Cos., Inc.(1)	8,261	259,982
Baytex Energy Corp.(1)	60,796	58,761
BCE, Inc.	2,635	112,701
Birchcliff Energy Ltd.(2)	16,346	38,148
Bird Construction, Inc.	2,305	15,559
BlackBerry Ltd.(1)	11,946	120,812
Bombardier, Inc., B Shares(1)(2)	21,796	9,591
Boralex, Inc., A Shares	7,718	268,547
Boyd Group Services, Inc.(2)	600	99,288
Brookfield Asset Management, Inc., Class A	13,541	546,918
Brookfield Infrastructure Corp., Class A	429	28,408
Brookfield Renewable Corp., Class A	1,900	87,983
BRP, Inc.	661	47,760
CAE, Inc.	15,555	411,671
Calibre Mining Corp.(1)	20,300	24,565
Cameco Corp.	9,886	155,134
Canaccord Genuity Group, Inc.	8,670	77,802
Canacol Energy Ltd.	16,502	44,607
Canadian Imperial Bank of Commerce	15,300	1,410,615
Canadian National Railway Co.	11,671	1,273,942
Canadian Natural Resources Ltd.	49,398	1,347,324
Canadian Pacific Railway Ltd.	2,635	939,042
Canadian Tire Corp. Ltd., Class A	3,486	450,446
Canadian Utilities Ltd., A Shares	2,837	67,146
Canadian Western Bank(2)	7,041	185,071
Canfor Corp.(1)	2,935	59,872
Canfor Pulp Products, Inc.	1,705	13,666
Capital Power Corp.	16,192	436,545
Cardinal Energy Ltd.(1)(2)	17,700	21,141
Cascades, Inc.	7,949	104,875
CCL Industries, Inc., Class B	3,012	158,647
Celestica, Inc.(1)	10,316	85,521
Cenovus Energy, Inc.	64,567	477,936
Centerra Gold, Inc.	17,537	170,189
CES Energy Solutions Corp.	34,500	41,749
CGI, Inc.(1)	2,544	189,910
Chorus Aviation, Inc.	5,446	17,974
CI Financial Corp.	7,010	98,160
Cogeco Communications, Inc.	500	45,211
Constellation Software, Inc.	386	499,780
Corus Entertainment, Inc., B Shares	24,773	102,588
Crescent Point Energy Corp.	65,984	242,138
CRH Medical Corp.(1)	10,896	41,954
Denison Mines Corp.(1)(2)	12,230	13,070
Descartes Systems Group, Inc. (The)(1)	900	52,694
Dollarama, Inc.	6,912	263,043

Avantis International Equity ETF
	Shares	Value
Dorel Industries, Inc., Class B(1)	3,000	$32,720
DREAM Unlimited Corp., Class A	2,722	48,511
Dundee Precious Metals, Inc.	9,108	56,612
ECN Capital Corp.	10,284	64,568
Eldorado Gold Corp. (Toronto)(1)	15,681	164,252
Element Fleet Management Corp.	33,218	325,759
Emera, Inc.	3,926	154,683
Empire Co. Ltd., Class A	9,356	260,036
Enbridge, Inc.	26,545	896,514
Endeavour Mining Corp.	12,842	247,334
Enerflex Ltd.	5,446	37,402
Energy Fuels, Inc.(1)	1,830	9,498
Enerplus Corp.(2)	25,760	124,691
Enghouse Systems Ltd.	2,635	114,419
Equinox Gold Corp.(1)	4,440	36,773
Equitable Group, Inc.	600	63,942
ERO Copper Corp.(1)	5,558	98,049
Evertz Technologies Ltd.	1,036	11,495
Exchange Income Corp.	4,051	128,349
Extendicare, Inc.(2)	5,446	28,415
Fairfax Financial Holdings Ltd.	512	208,570
Fiera Capital Corp.	661	5,558
Finning International, Inc.	18,536	483,719
Firm Capital Mortgage Investment Corp.	2,635	28,263
First Majestic Silver Corp.(1)(2)	2,635	47,499
First National Financial Corp.	286	9,958
First Quantum Minerals Ltd.	26,605	573,452
FirstService Corp.	900	136,556
Fortis, Inc.	11,457	441,139
Fortuna Silver Mines, Inc.(1)	13,584	102,152
Franco-Nevada Corp.	2,479	265,432
Freehold Royalties Ltd.	5,446	29,528
Frontera Energy Corp.	6,780	33,671
George Weston Ltd.	2,218	162,908
Gibson Energy, Inc.(2)	9,076	154,476
Gildan Activewear, Inc.	14,118	428,998
goeasy Ltd.(2)	2,735	266,687
Gran Colombia Gold Corp.	5,968	26,496
Great Panther Mining Ltd.(1)	7,008	6,443
Great-West Lifeco, Inc.	4,594	117,575
Hardwoods Distribution, Inc.	1,330	28,824
High Liner Foods, Inc.	5,446	56,745
HLS Therapeutics, Inc.	661	9,516
Home Capital Group, Inc.(1)	4,964	122,520
Hudbay Minerals, Inc.	23,243	166,387
Hydro One Ltd.	13,621	289,203
iA Financial Corp., Inc.	3,677	188,935
IAMGOLD Corp.(1)	28,037	83,058
IGM Financial, Inc.(2)	1,821	49,682
Imperial Oil Ltd.	5,446	119,353
Intact Financial Corp.	3,160	353,197

Avantis International Equity ETF
	Shares	Value
Inter Pipeline Ltd.(2)	20,421	$287,396
Interfor Corp.(1)	7,503	164,139
International Petroleum Corp.(1)(2)	11,200	35,292
Intertape Polymer Group, Inc.	5,435	102,371
Ivanhoe Mines Ltd., Class A(1)	10,800	66,620
Karora Resources, Inc.(1)	8,100	18,649
Kelt Exploration Ltd.(1)(2)	10,896	20,720
Keyera Corp.(2)	16,256	315,131
Kinaxis, Inc.(1)	486	65,686
Kinross Gold Corp.	81,720	507,941
Kirkland Lake Gold Ltd.	17,582	575,014
Knight Therapeutics, Inc.(1)	5,446	22,082
Labrador Iron Ore Royalty Corp.	4,614	132,227
Laurentian Bank of Canada	2,635	72,180
Lightspeed POS, Inc.(1)	900	61,627
Linamar Corp.	4,096	228,875
Loblaw Cos. Ltd.	7,959	383,565
Lundin Gold, Inc.(1)	5,446	43,907
Lundin Mining Corp.	60,178	688,978
Magna International, Inc.	14,994	1,262,932
Major Drilling Group International, Inc.(1)	6,258	34,570
Manulife Financial Corp.(2)	52,513	1,046,876
Martinrea International, Inc.	8,940	104,532
MCAN Mortgage Corp.	661	8,856
MEG Energy Corp.(1)	15,210	78,524
Methanex Corp.	7,526	290,135
Metro, Inc.	4,435	184,356
Morneau Shepell, Inc.(2)	1,705	43,824
MTY Food Group, Inc.(1)	661	26,334
Mullen Group Ltd.	6,814	53,651
National Bank of Canada	16,856	1,061,745
New Gold, Inc. (Toronto)(1)	53,180	85,666
North American Construction Group Ltd.	2,635	31,659
North West Co., Inc. (The)	4,440	108,610
Northland Power, Inc.(2)	11,579	384,420
Novagold Resources, Inc.(1)	529	4,417
Nutrien Ltd.	12,989	701,096
NuVista Energy Ltd.(1)(2)	32,046	49,859
OceanaGold Corp.(1)	21,213	30,671
Onex Corp.	3,235	181,095
Open Text Corp.	4,258	189,646
Orla Mining Ltd.(1)	3,126	10,784
Osisko Gold Royalties Ltd. (Toronto)	2,635	26,296
Pan American Silver Corp.	8,617	284,728
Paramount Resources Ltd., A Shares(1)(2)	5,446	46,218
Parex Resources, Inc.(1)	18,189	290,715
Parkland Corp.(2)	5,012	159,269
Pason Systems, Inc.	10,835	82,586
Pembina Pipeline Corp.(2)	18,989	482,857
Peyto Exploration & Development Corp.(2)	19,196	89,901
Polaris Infrastructure, Inc.	1,900	31,308

Avantis International Equity ETF
	Shares	Value
Power Corp. of Canada	10,497	$253,063
PrairieSky Royalty Ltd.(2)	10,937	110,865
Precision Drilling Corp.(1)(2)	1,989	45,950
Premier Gold Mines Ltd.(1)	7,677	17,434
Premium Brands Holdings Corp.	600	48,567
Pretium Resources, Inc.(1)	14,953	145,465
Primo Water Corp.	2,635	37,705
Quebecor, Inc., Class B	5,282	136,553
Real Matters, Inc.(1)	11,388	143,178
Resolute Forest Products, Inc.(1)	4,800	45,262
Restaurant Brands International, Inc.	4,435	266,009
Richelieu Hardware Ltd.	2,354	67,664
Ritchie Bros Auctioneers, Inc.	2,635	143,801
Rogers Communications, Inc., Class B	11,601	502,564
Rogers Sugar, Inc.	1,705	7,101
Roxgold, Inc.(1)	65,375	70,892
Royal Bank of Canada	28,392	2,417,537
Russel Metals, Inc.(2)	7,418	144,443
Sabina Gold & Silver Corp.(1)	28,165	48,026
Sagen MI Canada, Inc.	3,536	120,228
Sandstorm Gold Ltd.(1)	11,571	69,830
Saputo, Inc.	6,147	173,117
Secure Energy Services, Inc.	20,181	51,697
Seven Generations Energy Ltd., Class A(1)	33,389	220,389
Shaw Communications, Inc., B Shares	32,819	571,225
ShawCor Ltd.	5,800	23,289
Shopify, Inc., Class A(1)	768	994,990
Sienna Senior Living, Inc.(2)	2,635	29,050
Sierra Metals, Inc.(1)	3,795	9,990
Sierra Wireless, Inc.(1)	661	11,115
Silvercorp Metals, Inc.	18,355	106,732
Sleep Country Canada Holdings, Inc.	2,986	63,188
SNC-Lavalin Group, Inc.	1,100	22,128
Spin Master Corp.(1)	2,200	48,837
SSR Mining, Inc.(1)	5,496	78,039
Stantec, Inc.	3,462	136,211
Stelco Holdings, Inc.(2)	1,330	25,772
Sun Life Financial, Inc.(2)	8,666	417,025
Suncor Energy, Inc.	43,543	864,633
SunOpta, Inc.(1)	6,100	94,525
Superior Plus Corp.(2)	13,450	139,932
Tamarack Valley Energy Ltd.(1)(2)	32,796	55,407
Taseko Mines Ltd.(1)	37,600	62,933
TC Energy Corp.	9,150	383,227
Teck Resources Ltd., Class B	15,924	331,594
TELUS Corp.	12,410	248,668
TFI International, Inc.	4,435	309,781
Thomson Reuters Corp.	1,054	91,685
Tidewater Midstream and Infrastructure Ltd.	12,230	9,034
Timbercreek Financial Corp.(2)	5,446	37,916
TMX Group Ltd.(2)	778	74,273

Avantis International Equity ETF
	Shares	Value
Topicus.com, Inc.(1)	531	$27,564
TORC Oil & Gas Ltd.	20,796	52,456
Torex Gold Resources, Inc.(1)	14,216	172,254
Toromont Industries Ltd.	2,635	191,941
Toronto-Dominion Bank (The)	33,393	2,024,152
Tourmaline Oil Corp.	22,438	408,348
TransAlta Corp.	39,289	343,308
TransAlta Renewables, Inc.(2)	3,835	60,813
Transcontinental, Inc., Class A	4,635	79,654
TransGlobe Energy Corp.(1)	14,400	21,160
Trican Well Service Ltd.(1)(2)	10,519	15,622
Tricon Residential, Inc.	10,926	106,375
Turquoise Hill Resources Ltd.(1)	7,447	112,940
Uni-Select, Inc.	3,200	26,403
Uranium Participation Corp.(1)	5,072	19,728
Vermilion Energy, Inc.(2)	18,246	114,270
Viemed Healthcare, Inc.(1)	5,446	51,096
Wesdome Gold Mines Ltd.(1)	9,981	67,058
West Fraser Timber Co. Ltd.	4,995	341,478
Western Forest Products, Inc.	8,342	11,013
Westshore Terminals Investment Corp.	1,705	25,322
Wheaton Precious Metals Corp.	6,083	217,585
Whitecap Resources, Inc.(2)	53,082	237,338
WSP Global, Inc.	2,517	217,998
Yamana Gold, Inc.	35,615	141,609
		52,055,748
Denmark — 2.0%
Alm Brand A/S	3,657	41,825
Ambu A/S, B Shares	2,948	136,409
AP Moller - Maersk A/S, A Shares	73	146,414
AP Moller - Maersk A/S, B Shares	141	302,677
Bang & Olufsen A/S(1)	4,676	24,929
Bavarian Nordic A/S(1)	1,534	54,961
Carlsberg A/S, B Shares	1,210	190,306
cBrain A/S	335	11,404
Chemometec A/S	342	31,563
Chr Hansen Holding A/S(1)	1,159	99,382
Coloplast A/S, B Shares	2,369	361,323
D/S Norden A/S	2,931	61,245
Danske Andelskassers Bank A/S	9,479	13,548
Danske Bank A/S(1)	21,227	391,298
Demant A/S(1)	1,557	64,341
Dfds A/S(1)	2,213	106,708
Drilling Co. of 1972 A/S (The)(1)	2,582	102,695
DSV Panalpina A/S	2,611	478,835
FLSmidth & Co. A/S(1)	1,724	72,550
Genmab A/S, ADR(1)	19,567	662,734
GN Store Nord AS	4,054	340,451
H Lundbeck A/S	1,777	67,628
H+H International A/S, B Shares(1)	4,100	91,693
ISS A/S(1)	926	16,660

Avantis International Equity ETF
	Shares	Value
Jyske Bank A/S(1)	2,771	$119,570
Netcompany Group A/S(1)	643	57,427
Nilfisk Holding A/S(1)	1,122	26,970
NKT A/S(1)	1,992	77,524
NNIT A/S	1,317	22,452
North Media A/S	622	9,676
Novo Nordisk A/S, ADR	37,643	2,682,064
Novozymes A/S, B Shares	7,065	436,256
Orsted AS	5,356	864,491
Pandora A/S	7,497	726,883
Per Aarsleff Holding A/S	1,839	82,833
Ringkjoebing Landbobank A/S	1,282	125,621
Rockwool International A/S, B Shares	590	212,946
Royal Unibrew A/S	1,222	125,771
Schouw & Co. A/S	713	72,160
SimCorp A/S	2,267	275,278
Spar Nord Bank A/S(1)	3,376	35,112
Sydbank AS(1)	2,666	60,882
Topdanmark AS	1,293	60,751
TORM plc	3,113	25,568
Tryg A/S	5,546	174,648
Vestas Wind Systems A/S	6,340	1,185,522
		11,331,984
Finland — 1.0%
Admicom Oyj	113	13,968
Aktia Bank Oyj(1)	3,706	40,176
Altia Oyj	1,409	18,728
CapMan Oyj, B Shares	6,695	21,168
Cargotec Oyj, B Shares	1,485	78,112
Caverion OYJ(1)	4,200	26,651
Citycon Oyj	3,415	30,840
Elisa Oyj	3,794	226,159
Finnair Oyj(1)	30,086	26,128
Fortum Oyj	9,097	227,044
HKScan Oyj, A Shares(1)	3,140	8,231
Huhtamaki Oyj	3,569	160,509
Kamux Corp.	1,828	33,789
Kemira Oyj	5,849	94,334
Kesko Oyj, B Shares	13,171	334,289
Kojamo Oyj	4,206	80,630
Kone Oyj, B Shares	3,877	309,056
Konecranes Oyj	2,058	91,309
Metsa Board Oyj	9,400	104,674
Metso Outotec Oyj	26,718	299,953
Neles Oyj	3,655	45,137
Neste Oyj	7,749	510,078
Nokia Oyj, ADR(1)	70,002	274,408
Nokian Renkaat Oyj	6,428	227,339
Orion Oyj, Class B(2)	5,236	214,324
Outokumpu Oyj(1)	19,048	92,719
Rovio Entertainment Oyj(2)	3,125	23,457

Avantis International Equity ETF
	Shares	Value
Sampo Oyj, A Shares	4,943	$219,525
Sanoma Oyj	5,288	87,221
Scanfil Oyj	1,113	10,089
Stora Enso Oyj, R Shares	19,551	384,949
Suominen Oyj	2,575	17,600
TietoEVRY Oyj	759	23,440
Tokmanni Group Corp.	3,964	86,152
UPM-Kymmene Oyj	17,659	671,805
Uponor Oyj	4,104	85,952
Valmet Oyj	8,066	271,475
Verkkokauppa.com Oyj	1,924	21,628
Wartsila Oyj Abp	23,357	266,735
YIT Oyj(2)	9,350	52,677
		5,812,458
France — 8.8%
AB Science SA(1)	992	18,750
ABC arbitrage	1,307	11,745
Accor SA(1)	3,066	127,794
Aeroports de Paris(1)	721	91,476
Air France-KLM(1)(2)	21,507	144,681
Air Liquide SA	6,532	982,535
Airbus SE(1)	10,398	1,202,626
Akka Technologies(1)	304	9,275
Albioma SA	3,048	148,528
ALD SA	9,155	133,568
Alstom SA(1)	8,708	433,199
Alten SA(1)	3,531	389,934
Amundi SA(1)	1,247	94,764
APERAM SA	2,957	123,761
ArcelorMittal SA(1)	41,610	968,265
Arkema SA	6,859	755,460
Atari SA(1)	25,617	10,641
Atos SE(1)	2,330	181,045
AXA SA	51,282	1,286,543
Beneteau SA(1)	1,206	17,967
Bigben Interactive(1)	1,821	43,009
BioMerieux	1,267	160,803
BNP Paribas SA(1)	24,716	1,468,600
Bollore SA	4,676	22,366
Bonduelle SCA	1,112	26,454
Bouygues SA	13,137	531,791
Bureau Veritas SA(1)	15,124	408,467
Capgemini SE	4,446	712,033
Carrefour SA	44,871	780,251
Casino Guichard Perrachon SA(1)	817	26,194
Cellectis SA, ADR(1)	391	8,407
CGG SA(1)	80,614	94,737
Chargeurs SA	2,550	68,679
Cie de Saint-Gobain(1)	28,819	1,544,016
Cie Generale des Etablissements Michelin SCA	10,190	1,471,834
Cie Plastic Omnium SA	5,593	199,810

Avantis International Equity ETF
	Shares	Value
Claranova SADIR(1)	615	$4,799
CNP Assurances(1)	6,751	121,401
Coface SA(1)	11,349	123,569
Credit Agricole SA(1)	25,710	360,118
Danone SA	1,550	105,348
Dassault Aviation SA(1)	145	156,190
Dassault Systemes SE	1,801	373,448
Derichebourg SA(1)	6,500	51,406
Edenred	4,162	230,400
Eiffage SA(1)	6,844	702,952
Electricite de France SA(1)	23,234	275,904
Elis SA(1)	4,189	72,446
Engie SA(1)	36,833	536,877
Eramet SA(1)	644	47,656
EssilorLuxottica SA	2,731	444,717
Etablissements Maurel et Prom SA(1)	2,340	5,344
Eurazeo SE(1)	1,504	111,298
Eurofins Scientific SE(1)	4,554	404,749
Euronext NV	5,387	579,651
Eutelsat Communications SA	24,281	292,564
Faurecia SE(1)	6,830	352,633
FIGEAC-AERO(1)(2)	98	608
Fnac Darty SA(1)	717	43,459
Gaztransport Et Technigaz SA	1,914	160,690
Genfit(1)	264	1,362
Getlink SE(1)	17,995	293,928
Groupe LDLC	402	26,931
Groupe SFPI(1)	119	257
Hermes International	601	667,832
Iliad SA	2,367	418,636
Imerys SA	2,735	140,583
Innate Pharma SA(1)(2)	5,189	23,238
Interparfums SA(1)	712	41,155
Ipsen SA	4,829	410,885
Jacquet Metals SA	878	18,006
JCDecaux SA(1)	3,484	82,229
Kaufman & Broad SA	1,447	63,977
Kering SA	2,053	1,299,731
L'Oreal SA	3,874	1,412,459
La Francaise des Jeux SAEM	9,122	410,825
Lagardere SCA(1)	2,765	74,211
Legrand SA	4,502	390,549
LISI(1)	1,548	37,989
Lumibird(1)	68	1,334
LVMH Moet Hennessy Louis Vuitton SE	5,296	3,353,546
Maisons du Monde SA(1)	4,523	81,616
Mersen SA(1)	1,136	38,985
Metropole Television SA(1)	1,975	39,385
MGI Digital Graphic Technology(1)	500	29,046
Nacon SA(1)	2,158	20,024
Nanobiotix SA(1)	647	10,772

Avantis International Equity ETF
	Shares	Value
Natixis SA(1)	35,590	$173,237
Neoen SA(1)(2)	1,529	89,297
Nexans SA(1)	4,414	342,622
Orange SA, ADR	47,183	545,907
Orpea SA(1)	3,477	417,247
Pernod Ricard SA	3,763	714,220
Pharmagest Interactive	152	17,970
Publicis Groupe SA	4,291	251,224
Quadient SA	3,130	71,432
Remy Cointreau SA	601	114,553
Renault SA(1)	9,178	410,915
Rexel SA(1)	14,645	273,916
Rubis SCA	2,914	133,428
Safran SA(1)	10,144	1,385,567
Sanofi, ADR	22,361	1,026,146
Sartorius Stedim Biotech	686	299,592
Schneider Electric SE	4,979	737,784
SCOR SE(1)	7,234	239,094
SEB SA	1,809	324,505
SES SA	36,046	286,964
SMCP SA(1)	3,478	21,688
Societe BIC SA	1,781	99,908
Societe Generale SA(1)	27,367	677,652
Sodexo SA(1)	3,265	311,937
SOITEC(1)	907	191,091
Solutions 30 SE(1)(2)	7,372	86,264
Sopra Steria Group(1)	652	105,937
SPIE SA(1)	3,902	87,629
SRP Groupe SA(1)	4,638	16,946
STMicroelectronics NV, (New York)(2)	40,516	1,574,452
Suez SA	10,200	212,270
Tarkett SA(1)	4,506	68,484
Teleperformance	2,581	912,571
Television Francaise 1(1)(2)	3,001	26,154
Thales SA	3,671	347,305
TOTAL SE, ADR	54,385	2,523,464
Trigano SA	1,177	220,770
Ubisoft Entertainment SA(1)	6,629	540,709
Valeo SA	20,024	706,140
Vallourec SA(1)(2)	270	13,114
Valneva SE(1)	15,675	209,655
Veolia Environnement SA	10,938	294,867
Verallia SA	1,433	52,623
Vicat SA	1,176	56,532
Vinci SA	17,858	1,853,167
Virbac SA(1)	146	35,666
Vivendi SE	4,822	166,189
Worldline SA(1)	1,638	145,808
X-Fab Silicon Foundries SE(1)	2,608	22,291
		49,084,629

Avantis International Equity ETF
	Shares	Value
Germany — 7.9%
2G Energy AG	177	$18,512
7C Solarparken AG	3,078	15,277
Aareal Bank AG(1)	5,538	146,897
adidas AG(1)	2,153	747,401
ADLER Group SA(1)	4,646	131,726
ADVA Optical Networking SE(1)	4,477	49,385
AIXTRON SE(1)	3,266	74,301
Allgeier SE	1,067	31,087
Allianz SE	7,477	1,806,428
Amadeus Fire AG(1)	250	35,488
Aroundtown SA	48,659	352,840
Aumann AG(1)	169	2,851
AURELIUS Equity Opportunities SE & Co. KGaA(1)	1,558	35,757
Aurubis AG	3,970	344,943
Baader Bank AG(1)	1,970	19,637
BASF SE	20,622	1,688,531
Bauer AG(1)	1,579	20,581
Bayer AG	15,724	951,227
Bayerische Motoren Werke AG	11,351	977,999
Bayerische Motoren Werke AG, Preference Shares	1,814	122,641
Bechtle AG	1,987	373,634
Befesa SA	1,812	122,534
Beiersdorf AG	2,603	257,092
Bertrandt AG	464	25,242
Bilfinger SE	2,861	101,619
Borussia Dortmund GmbH & Co. KGaA(1)	4,547	30,175
Brenntag SE	7,345	569,211
CANCOM SE	399	25,501
Carl Zeiss Meditec AG	695	103,881
CECONOMY AG(1)	3,610	22,514
Cewe Stiftung & Co. KGAA	368	48,209
Commerzbank AG(1)	73,425	481,649
CompuGroup Medical SE & Co. KgaA	1,022	87,631
Continental AG(1)	5,864	838,309
Corestate Capital Holding SA(1)	589	9,747
Covestro AG	13,081	946,621
CropEnergies AG	2,072	27,860
CTS Eventim AG & Co. KGaA(1)	5,045	342,262
Daimler AG	26,387	2,107,016
Delivery Hero SE(1)	1,036	132,121
Dermapharm Holding SE	442	31,292
Deutsche Bank AG(1)	81,115	995,281
Deutsche Boerse AG	5,214	851,880
Deutsche EuroShop AG(1)	4,474	95,882
Deutsche Lufthansa AG(1)	10,476	155,118
Deutsche Pfandbriefbank AG(1)	11,602	126,015
Deutsche Post AG	22,375	1,107,523
Deutsche Telekom AG	80,697	1,460,573
Deutsche Wohnen SE	8,217	385,902
Deutz AG(1)	12,786	93,058

Avantis International Equity ETF
	Shares	Value
Dialog Semiconductor plc(1)	7,630	$591,307
DIC Asset AG	2,799	49,909
Draegerwerk AG & Co. KGaA, Preference Shares	870	66,471
Duerr AG	4,374	172,537
E.ON SE	52,150	531,298
Eckert & Ziegler Strahlen- und Medizintechnik AG	876	60,122
Elmos Semiconductor SE	1,396	55,450
ElringKlinger AG(1)	3,981	66,675
Encavis AG	8,985	189,377
Evonik Industries AG	7,305	246,164
Evotec SE(1)	1,344	51,945
flatexDEGIRO AG(1)	1,686	177,336
Formycon AG(1)	754	58,684
Fraport AG Frankfurt Airport Services Worldwide(1)	1,701	107,384
Freenet AG	6,448	136,438
Fresenius Medical Care AG & Co. KGaA, ADR	2,433	83,939
Fresenius SE & Co. KGaA	1,821	77,887
FUCHS PETROLUB SE, Preference Shares	5,922	323,139
GEA Group AG	12,286	423,835
Gerresheimer AG	1,887	194,868
Global Fashion Group SA(1)	1,316	19,463
Grand City Properties SA	3,284	80,439
GRENKE AG	279	11,651
Hamburger Hafen und Logistik AG	2,429	61,660
Hannover Rueck SE	1,643	277,922
HeidelbergCement AG	5,261	415,281
Heidelberger Druckmaschinen AG(1)	16,089	23,337
HelloFresh SE(1)	6,065	470,543
Henkel AG & Co. KGaA	1,961	173,118
Henkel AG & Co. KGaA, Preference Shares	3,407	335,658
Home24 SE(1)	388	7,970
Hornbach Baumarkt AG	1,340	54,437
Hornbach Holding AG & Co. KGaA	1,124	105,772
HUGO BOSS AG	4,075	153,485
Hypoport SE(1)	224	157,232
Indus Holding AG	1,184	47,616
Infineon Technologies AG	23,169	1,005,274
Jenoptik AG	3,171	101,749
JOST Werke AG(1)	1,269	73,377
Jungheinrich AG, Preference Shares	7,347	316,986
K+S AG	20,621	230,012
KION Group AG	3,113	261,740
Kloeckner & Co. SE(1)	8,863	94,021
Knorr-Bremse AG	2,719	345,956
Koenig & Bauer AG(1)	944	28,123
Krones AG	1,086	91,570
KSB SE & Co. KGaA	17	5,877
KSB SE & Co. KGaA, Preference Shares	67	19,370
Lang & Schwarz AG(1)	375	59,495
Lanxess AG	5,210	384,697
LEG Immobilien AG	2,058	280,774

Avantis International Equity ETF
	Shares	Value
Leoni AG(1)	1,524	$20,655
LPKF Laser & Electronics AG	1,686	52,723
MBB SE	132	19,972
Merck KGaA	1,842	298,288
MLP SE	5,074	38,860
MPH HEALTH CARE AG KONV(1)	78	2,314
MTU Aero Engines AG	2,903	689,486
Muenchener Rueckversicherungs-Gesellschaft AG	3,306	965,297
Nagarro SE(1)	147	15,829
Nemetschek SE	3,399	213,885
New Work SE	175	46,641
Nordex SE(1)	2,108	56,472
Norma Group SE	3,918	185,791
PATRIZIA AG	1,333	36,365
Pfeiffer Vacuum Technology AG	154	29,712
Porsche Automobil Holding SE, Preference Shares	6,148	492,223
ProSiebenSat.1 Media SE(1)	12,116	248,048
Puma SE(1)	5,081	539,108
QIAGEN NV(1)	1,276	63,800
Rational AG	144	122,847
Rheinmetall AG	3,994	397,875
RTL Group SA(1)	593	33,340
RWE AG	22,142	836,539
S&T AG(1)	2,175	58,167
SAF-Holland SE(1)	5,364	79,408
Salzgitter AG(1)	4,665	139,073
SAP SE, ADR	8,514	1,050,202
Sartorius AG, Preference Shares	938	481,810
Schaltbau Holding AG(1)	602	23,094
Scout24 AG	3,486	262,185
SGL Carbon SE(1)	3,154	26,178
Siemens AG	8,844	1,360,970
Siemens Energy AG(1)	4,839	181,846
Siemens Healthineers AG	2,340	129,192
Siltronic AG(1)(2)	1,813	302,090
Sixt SE(1)	1,416	175,670
Sixt SE, Preference Shares	1,327	99,181
SMA Solar Technology AG(1)	134	8,584
Software AG	940	41,682
Stabilus SA	3,530	263,776
STO SE & Co. KGaA, Preference Shares	242	41,559
Stroeer SE & Co. KGaA	1,815	162,354
Suedzucker AG	2,348	36,841
SUESS MicroTec SE(1)	1,581	44,882
Symrise AG	3,739	435,150
TAG Immobilien AG(1)	7,649	217,313
Takkt AG(1)	1,582	22,398
TeamViewer AG(1)	6,800	364,926
Technotrans SE(1)	537	18,155
Tele Columbus AG(1)	3,370	13,153
Telefonica Deutschland Holding AG	80,907	215,188

Avantis International Equity ETF
	Shares	Value
thyssenkrupp AG(1)	1,945	$26,269
Uniper SE	11,960	417,541
United Internet AG	2,965	130,046
va-Q-tec AG(1)	689	24,383
Varta AG(1)	894	122,744
VERBIO Vereinigte BioEnergie AG	2,842	113,648
Villeroy & Boch AG, Preference Shares	748	13,515
Volkswagen AG	534	124,896
Volkswagen AG, Preference Shares	3,996	833,360
Vonovia SE	10,741	684,049
Wacker Chemie AG	2,095	271,398
Wacker Neuson SE(1)	4,423	89,905
Wallstreet:Online AG(1)	565	14,980
Washtec AG(1)	898	52,858
Westwing Group AG(1)	1,141	43,877
Wuestenrot & Wuerttembergische AG	1,294	26,603
Zalando SE(1)	3,452	353,939
zooplus AG(1)	434	105,787
		43,999,126
Hong Kong — 2.9%
Aeon Credit Service Asia Co. Ltd.	2,000	1,392
AIA Group Ltd.	148,264	1,855,874
Asia Allied Infrastructure Holdings Ltd.	10,000	773
ASM Pacific Technology Ltd.	27,800	386,169
Atlas Corp.(2)	8,176	109,804
Bank of East Asia Ltd. (The)	65,200	153,982
BOC Hong Kong Holdings Ltd.	131,000	435,554
Bright Smart Securities & Commodities Group Ltd.(2)	62,000	16,540
Budweiser Brewing Co. APAC Ltd.	8,800	26,873
C-Mer Eye Care Holdings Ltd.(2)	14,000	10,663
Cafe de Coral Holdings Ltd.	22,000	48,909
Century City International Holdings Ltd.	16,000	929
Chen Hsong Holdings	4,000	1,367
China Strategic Holdings Ltd.(1)	2,315,000	48,014
China Tonghai International Financial Ltd.(1)	20,000	493
Chinese Estates Holdings Ltd.	26,500	14,135
Chow Sang Sang Holdings International Ltd.	23,000	31,188
Chuang's Consortium International Ltd.	16,000	2,166
CITIC Telecom International Holdings Ltd.	4,000	1,294
CK Asset Holdings Ltd.	115,500	679,711
CK Hutchison Holdings Ltd.	23,000	173,682
CK Infrastructure Holdings Ltd.	4,000	23,178
CLP Holdings Ltd.	49,000	477,706
Comba Telecom Systems Holdings Ltd.(2)	124,000	38,052
CSI Properties Ltd.	240,000	7,583
Dah Sing Banking Group Ltd.	31,200	34,251
Dah Sing Financial Holdings Ltd.	10,000	32,348
Dairy Farm International Holdings Ltd.	18,700	80,649
Dickson Concepts International Ltd.	15,500	8,363
Dream International Ltd.	2,000	820
Emperor Capital Group Ltd.(1)	36,000	790

Avantis International Equity ETF
	Shares	Value
Emperor Entertainment Hotel Ltd.	10,000	$1,623
ESR Cayman Ltd.(1)	19,600	62,005
Fairwood Holdings Ltd.	4,500	10,383
Far East Consortium International Ltd.	36,000	12,945
First Pacific Co. Ltd.	220,000	72,024
FSE Services Group Ltd.	3,000	1,531
Fullshare Holdings Ltd.(1)(2)	487,500	10,070
Futu Holdings Ltd., ADR(1)(2)	289	44,156
Galaxy Entertainment Group Ltd.	22,000	203,451
Guotai Junan International Holdings Ltd.	232,000	41,542
Haitong International Securities Group Ltd.(2)	207,000	63,927
Hang Lung Group Ltd.	73,000	182,492
Hang Lung Properties Ltd.	80,000	207,030
Hang Seng Bank Ltd.	30,000	581,761
Health & Happiness H&H International Holdings Ltd.	3,000	11,904
Henderson Land Development Co. Ltd.	46,000	199,796
Hengdeli Holdings Ltd.(1)	104,000	4,023
HK Electric Investments & HK Electric Investments Ltd.	2,000	1,960
HKBN Ltd.	7,000	10,155
HKT Trust & HKT Ltd.	36,000	48,904
Hong Kong & China Gas Co. Ltd.	106,800	160,995
Hong Kong Exchanges & Clearing Ltd.	26,488	1,612,700
Hongkong & Shanghai Hotels Ltd. (The)	20,000	20,324
Hongkong Land Holdings Ltd.	57,900	278,601
Hutchison Telecommunications Hong Kong Holdings Ltd.	68,000	11,734
Hysan Development Co. Ltd.	54,000	231,416
IGG, Inc.	74,000	110,293
International Housewares Retail Co. Ltd.	24,000	8,193
IT Ltd.(1)	8,000	2,886
Jacobson Pharma Corp. Ltd.	8,000	1,155
Jardine Matheson Holdings Ltd.	4,800	251,395
Jardine Strategic Holdings Ltd.	7,100	183,316
JBM Healthcare Ltd.(1)	1,000	263
Johnson Electric Holdings Ltd.	32,000	92,774
K Wah International Holdings Ltd.	101,000	51,950
Karrie International Holdings Ltd.	40,000	7,372
Keck Seng Investments Hong Kong Ltd.	2,000	805
Kerry Logistics Network Ltd.	67,500	195,882
Kerry Properties Ltd.	38,500	123,798
Kwoon Chung Bus Holdings Ltd.(1)	4,000	1,289
Lai Sun Development Co. Ltd.(1)	8,400	7,702
Lifestyle International Holdings Ltd.(1)	26,000	23,319
LK Technology Holdings Ltd.	35,000	46,324
Luk Fook Holdings International Ltd.	35,000	89,015
Man Wah Holdings Ltd.	152,000	332,352
Melco International Development Ltd.	5,000	10,432
Melco Resorts & Entertainment Ltd., ADR(1)	11,894	257,624
MGM China Holdings Ltd.(2)	6,000	10,765
Modern Dental Group Ltd.	9,000	1,705
MTR Corp. Ltd.	23,786	143,038
Multifield International Holdings Ltd.	32,000	1,176

Avantis International Equity ETF
	Shares	Value
New World Development Co. Ltd.	73,750	$375,719
NewOcean Energy Holdings Ltd.(1)	8,000	681
NWS Holdings Ltd.	64,000	72,338
Pacific Basin Shipping Ltd.	507,000	126,111
Pacific Century Premium Developments Ltd.(1)	15,660	1,679
Pacific Textiles Holdings Ltd.	109,000	69,838
Paliburg Holdings Ltd.	4,000	1,212
PCCW Ltd.	131,357	75,324
Perfect Shape Medical Ltd.	24,000	14,660
Playmates Holdings Ltd.	16,000	1,794
Power Assets Holdings Ltd.	21,000	116,656
Public Financial Holdings Ltd.	4,000	1,046
Regal Hotels International Holdings Ltd.	4,000	1,577
Regina Miracle International Holdings Ltd.	5,000	1,726
Sa Sa International Holdings Ltd.(1)(2)	6,000	1,469
Sands China Ltd.(1)	53,600	253,493
SAS Dragon Holdings Ltd.	4,000	1,519
Shangri-La Asia Ltd.(1)	14,000	14,407
Shun Tak Holdings Ltd.	104,000	35,410
Sino Land Co. Ltd.(2)	192,164	290,738
SITC International Holdings Co. Ltd.	126,000	330,733
SJM Holdings Ltd.	108,000	151,529
SmarTone Telecommunications Holdings Ltd.	12,500	7,918
Soundwill Holdings Ltd.	2,000	2,379
Sun Hung Kai & Co. Ltd.	33,000	14,136
Sun Hung Kai Properties Ltd.	25,500	411,145
SUNeVision Holdings Ltd.	71,000	71,826
Swire Pacific Ltd., Class A	32,000	235,679
Swire Properties Ltd.	62,200	200,237
Symphony Holdings Ltd.	10,000	1,148
Techtronic Industries Co. Ltd.	44,000	670,415
Television Broadcasts Ltd.	1,200	1,412
Ten Pao Group Holdings Ltd.	68,000	18,822
Texwinca Holdings Ltd.	32,000	7,004
TK Group Holdings Ltd.	4,000	1,571
United Laboratories International Holdings Ltd. (The)	44,000	31,983
Upbest Group Ltd.	8,000	815
Value Partners Group Ltd.	12,000	7,927
Vitasoy International Holdings Ltd.(2)	44,000	193,816
VPower Group International Holdings Ltd.(2)	27,000	7,759
VSTECS Holdings Ltd.	54,000	48,375
VTech Holdings Ltd.	15,000	125,774
WH Group Ltd.	460,100	412,692
Wharf Real Estate Investment Co. Ltd.	83,000	498,049
Wynn Macau Ltd.(1)	48,800	93,124
Xinyi Glass Holdings Ltd.	124,000	347,120
YTO Express Holdings Ltd.	10,000	7,057
Yue Yuen Industrial Holdings Ltd.	83,000	177,705
		16,281,074
Ireland — 0.6%
AIB Group plc(1)(2)	48,788	110,376

Avantis International Equity ETF
	Shares	Value
Bank of Ireland Group plc(1)	86,444	$352,388
Cairn Homes plc(1)	56,341	61,519
CRH plc(1)	20,925	904,026
Dalata Hotel Group plc(1)	17,739	89,146
FBD Holdings plc(1)	1,492	13,267
Glanbia plc	7,436	96,678
Glenveagh Properties plc(1)	53,319	53,386
Kerry Group plc, A Shares	3,028	365,073
Kingspan Group plc(1)	5,152	375,022
Origin Enterprises plc	12,211	51,270
Permanent TSB Group Holdings plc(1)	426	566
Smurfit Kappa Group plc	16,610	784,606
Uniphar plc(1)	4,079	12,109
		3,269,432
Israel — 0.8%
Adgar Investment and Development Ltd.	2,629	4,406
AFI Properties Ltd.(1)	610	18,895
Airport City Ltd.(1)	2,212	29,990
Allot Ltd.(1)(2)	615	8,948
Alony Hetz Properties & Investments Ltd.	3,896	46,108
Altshuler Shaham Provident Funds & Pension Ltd.	2,360	15,000
Amot Investments Ltd.	3,898	20,322
Ashtrom Group Ltd.	1,430	26,180
AudioCodes Ltd.	1,060	30,199
Azorim-Investment Development & Construction Co. Ltd.(1)	6,322	18,751
Azrieli Group Ltd.	710	42,809
Bank Hapoalim BM(1)	18,324	128,348
Bank Leumi Le-Israel BM	37,496	225,993
Bayside Land Corp. Ltd.	5,607	42,404
Bezeq The Israeli Telecommunication Corp. Ltd.(1)	21,183	20,307
Caesarstone Ltd.	1,359	17,137
Camtek Ltd.(1)	4,223	113,357
Carasso Motors Ltd.	1,574	6,483
Cellcom Israel Ltd.(1)	6,082	24,399
Ceragon Networks Ltd.(1)	1,177	5,179
Check Point Software Technologies Ltd.(1)	2,745	302,609
Clal Insurance Enterprises Holdings Ltd.(1)	4,768	73,495
Cognyte Software Ltd.(1)	673	19,430
CyberArk Software Ltd.(1)	757	111,150
Danel Adir Yeoshua Ltd.	217	33,568
Delek Automotive Systems Ltd.	1,709	17,785
Delta Galil Industries Ltd.	675	16,712
Elbit Systems Ltd.	441	57,080
Elco Ltd.	321	15,446
Electra Consumer Products 1970 Ltd.	483	18,372
Electra Ltd.	48	24,977
Energix-Renewable Energies Ltd.	3,955	13,739
Equital Ltd.(1)	926	21,514
Fattal Holdings 1998 Ltd.(1)	271	27,653
FIBI Holdings Ltd.	687	20,101
First International Bank of Israel Ltd.	1,593	41,445

Avantis International Equity ETF
	Shares	Value
Fiverr International Ltd.(1)	169	$45,625
Fox Wizel Ltd.	923	84,991
Freshmarket Ltd.	2,580	9,811
Gazit-Globe Ltd.	2,999	18,564
Gilat Satellite Networks Ltd.	3,128	44,480
Hagag Group Real Estate Development(1)	921	4,806
Ham-Let Israel-Canada Ltd.(1)	818	14,962
Harel Insurance Investments & Financial Services Ltd.	5,715	51,214
Hilan Ltd.	643	28,177
ICL Group Ltd.	22,152	127,235
IDI Insurance Co. Ltd.	759	26,977
Inmode Ltd.(1)	645	44,479
Inrom Construction Industries Ltd.	8,325	37,015
Isracard Ltd.	13,645	46,440
Israel Corp. Ltd. (The)(1)	305	68,722
Israel Discount Bank Ltd., A Shares	46,160	169,302
Ituran Location and Control Ltd.	1,645	35,664
Kamada Ltd.(1)	654	4,129
Kenon Holdings Ltd.	515	14,603
Kornit Digital Ltd.(1)	888	100,459
Magic Software Enterprises Ltd.	1,409	22,513
Matrix IT Ltd.	1,703	37,268
Maytronics Ltd.	2,069	32,575
Mediterranean Towers Ltd.	6,613	19,002
Mega Or Holdings Ltd.	540	15,649
Melisron Ltd.	654	34,280
Menora Mivtachim Holdings Ltd.	1,701	32,516
Migdal Insurance & Financial Holdings Ltd.(1)	24,389	26,227
Mivne Real Estate KD Ltd.	24,269	55,756
Mizrahi Tefahot Bank Ltd.	3,600	85,125
Naphtha Israel Petroleum Corp. Ltd.(1)	1,311	5,837
Nawi Brothers Ltd.	1,423	7,950
Nice Ltd., ADR(1)	858	196,945
Oil Refineries Ltd.(1)	70,745	15,301
One Software Technologies Ltd.	265	33,403
OPC Energy Ltd.(1)	3,159	34,255
Partner Communications Co. Ltd.(1)	15,212	76,089
Paz Oil Co. Ltd.	668	61,980
Phoenix Holdings Ltd. (The)(1)	6,957	53,560
Radware Ltd.(1)	975	25,409
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	540	34,559
Raval Ics Ltd.(1)	1,946	4,702
Sapiens International Corp. NV	1,050	34,187
Shapir Engineering and Industry Ltd.	5,509	37,819
Shikun & Binui Ltd.(1)	11,430	66,538
Shufersal Ltd.	12,092	97,071
Silicom Ltd.(1)	230	11,700
Strauss Group Ltd.	1,546	41,442
Summit Real Estate Holdings Ltd.(1)	2,787	39,311
Tadiran Holdings Ltd.	273	25,459
Taro Pharmaceutical Industries Ltd.(1)	155	11,083

Avantis International Equity ETF
	Shares	Value
Tel Aviv Stock Exchange Ltd.	2,574	$13,805
Teva Pharmaceutical Industries Ltd., ADR(1)	11,916	128,216
Tower Semiconductor Ltd.(1)	5,649	168,334
Victory Supermarket Chain Ltd.	285	6,479
Wix.com Ltd.(1)	410	142,914
ZUR Shamir Holdings Ltd.	917	2,414
		4,375,619
Italy — 2.3%
A2A SpA	146,189	245,698
ACEA SpA	3,284	64,651
Amplifon SpA(1)	3,761	149,755
Anima Holding SpA	2,119	10,171
Arnoldo Mondadori Editore SpA(1)	11,259	21,221
Ascopiave SpA	6,376	27,581
Assicurazioni Generali SpA(1)	12,265	230,134
ASTM SpA(1)	1,707	52,318
Atlantia SpA(1)	5,612	105,133
Autogrill SpA(1)	4,177	26,921
Azimut Holding SpA	10,004	229,479
Banca Farmafactoring SpA(1)	12,648	83,022
Banca Generali SpA(1)	4,129	140,599
Banca IFIS SpA(1)	1,577	20,019
Banca Mediolanum SpA(1)	9,391	81,872
Banca Monte dei Paschi di Siena SpA(1)	15,205	22,163
Banca Popolare di Sondrio SCPA(1)	35,811	103,108
Banco BPM SpA(1)	97,027	248,678
Banco di Desio e della Brianza SpA(1)	1,492	4,574
BPER Banca(1)	43,580	95,424
Brunello Cucinelli SpA(1)	802	33,018
Buzzi Unicem SpA	3,092	78,032
Carel Industries SpA	2,400	49,562
Cementir Holding NV	919	8,786
Cerved Group SpA(1)	4,431	36,035
CIR SpA-Compagnie Industriali(1)	13,406	7,935
CNH Industrial NV(1)	26,933	397,792
Credito Emiliano SpA(1)	4,826	27,544
Credito Valtellinese SpA(1)	3,035	43,989
Danieli & C Officine Meccaniche SpA	811	16,991
Danieli & C Officine Meccaniche SpA, Preference Shares(1)	2,542	33,662
Davide Campari-Milano NV	4,788	53,958
De' Longhi SpA	2,957	109,247
DiaSorin SpA	155	30,349
doValue SpA(1)	5,010	61,841
Enav SpA	5,836	28,126
Enel SpA	154,335	1,460,792
Eni SpA, ADR(2)	31,521	721,200
ERG SpA	1,836	52,320
Esprinet SpA(1)	4,365	55,661
Falck Renewables SpA	2,628	17,884
Ferrari NV	2,706	524,192
FinecoBank Banca Fineco SpA(1)	18,513	325,464

Avantis International Equity ETF
	Shares	Value
Freni Brembo SpA(1)	5,234	$67,938
Gruppo MutuiOnline SpA	1,911	90,619
GVS SpA(1)	4,685	93,773
Hera SpA	56,467	200,245
Infrastrutture Wireless Italiane SpA	2,416	25,092
Interpump Group SpA	1,568	71,919
Intesa Sanpaolo SpA(1)	364,649	938,999
Iren SpA	55,950	138,523
Italgas SpA	37,579	221,366
La Doria SpA	620	10,462
Leonardo SpA	4,177	33,419
Mediaset SpA(1)	21,306	60,061
Mediobanca Banca di Credito Finanziario SpA(1)	14,904	154,989
Moncler SpA(1)	6,290	389,361
Nexi SpA(1)	3,364	60,420
OVS SpA(1)	14,147	19,142
Piaggio & C SpA	8,980	34,023
Poste Italiane SpA	10,651	120,861
Prysmian SpA	12,511	400,638
RAI Way SpA	6,547	35,958
Recordati Industria Chimica e Farmaceutica SpA	2,842	144,500
Reno de Medici SpA	6,232	7,865
Reply SpA	991	114,393
Retelit SpA	8,896	24,044
Saipem SpA	24,403	68,135
Salvatore Ferragamo SpA(1)	2,747	52,416
Saras SpA(1)	41,161	32,061
Sesa SpA(1)	770	104,513
Snam SpA	47,363	245,511
Societa Cattolica di Assicurazioni SC(1)	3,001	16,441
Stellantis NV	79,281	1,285,151
Tamburi Investment Partners SpA	1,206	10,215
Technogym SpA(1)	10,634	115,642
Telecom Italia SpA/Milano	86,816	41,159
Telecom Italia SpA/Milano, Preference Shares	46,421	24,881
Tenaris SA, ADR	6,306	132,111
Terna Rete Elettrica Nazionale SpA	55,505	385,954
Tinexta Spa(1)	922	22,893
Tod's SpA(1)	31	986
UniCredit SpA(1)	47,267	487,107
Unieuro SpA(1)	1,462	27,627
Unipol Gruppo SpA(1)	9,263	48,108
Webuild SpA	5,668	10,635
		12,707,057
Japan — 22.9%
77 Bank Ltd. (The)	3,000	39,867
A&D Co. Ltd.	1,800	19,948
ABC-Mart, Inc.(2)	700	40,147
Access Co. Ltd.(1)	200	1,540
Achilles Corp.	400	5,422
Acom Co. Ltd.	12,600	56,534

Avantis International Equity ETF
	Shares	Value
Ad-sol Nissin Corp.	300	$7,415
Adastria Co. Ltd.	2,800	53,164
ADEKA Corp.	4,900	82,722
Advantest Corp.	4,700	385,730
Adways, Inc.(2)	2,700	21,220
Aeon Co. Ltd.(2)	20,400	616,241
Aeon Delight Co. Ltd.(2)	800	23,942
Aeon Fantasy Co. Ltd.(2)	600	14,416
AEON Financial Service Co. Ltd.(2)	5,200	67,404
Aeon Hokkaido Corp.	2,200	23,304
Aeon Mall Co. Ltd.(2)	8,500	143,844
AGC, Inc.	13,200	487,085
Ai Holdings Corp.	1,900	35,278
Aica Kogyo Co. Ltd.	1,200	41,480
Aichi Steel Corp.	700	20,548
Aida Engineering Ltd.	1,400	11,860
Aiful Corp.(1)	12,900	33,880
Ain Holdings, Inc.	900	58,527
Air Water, Inc.	11,900	197,580
Airport Facilities Co. Ltd.	1,500	7,474
Aisin Seiki Co. Ltd.	7,200	247,769
Ajinomoto Co., Inc.	21,200	421,394
Akatsuki, Inc.	700	27,250
Akebono Brake Industry Co. Ltd.(1)(2)	600	946
Akita Bank Ltd. (The)	800	10,648
Alconix Corp.	1,500	22,353
Alfresa Holdings Corp.	2,200	42,910
Alleanza Holdings Co. Ltd.	1,300	15,433
Alpen Co. Ltd.	1,700	36,072
Alps Alpine Co. Ltd.	8,300	110,887
Altech Corp.	1,500	27,971
Amada Co. Ltd.	5,900	73,043
Amano Corp.	2,000	44,800
Amuse, Inc.	600	14,978
ANA Holdings, Inc.(1)	1,100	27,566
Anest Iwata Corp.	1,100	10,184
Anritsu Corp.(2)	6,200	132,691
AOKI Holdings, Inc.	1,400	9,041
Aomori Bank Ltd. (The)	1,100	24,750
Aoyama Zaisan Networks Co. Ltd.	800	11,933
Aozora Bank Ltd.	7,100	151,390
Arata Corp.	1,300	54,947
Arcland Sakamoto Co. Ltd.	2,200	31,714
Arcland Service Holdings Co. Ltd.	700	13,934
Arcs Co. Ltd.	2,700	55,966
Argo Graphics, Inc.	600	16,524
Arisawa Manufacturing Co. Ltd.	2,100	19,129
ARTERIA Networks Corp.	1,000	14,515
ArtSpark Holdings, Inc.	700	11,847
Aruhi Corp.	1,000	14,532
AS One Corp.	100	12,856

Avantis International Equity ETF
	Shares	Value
Asahi Co. Ltd.(2)	1,300	$18,024
Asahi Diamond Industrial Co. Ltd.	2,000	9,346
Asahi Group Holdings Ltd.	13,500	594,688
Asahi Holdings, Inc.	3,700	138,308
Asahi Intecc Co. Ltd.	1,900	54,734
Asahi Kasei Corp.	30,600	333,832
Asahi Net, Inc.	900	6,687
ASAHI YUKIZAI Corp.	100	1,375
Asanuma Corp.	500	21,510
Asia Pile Holdings Corp.	400	1,940
Asics Corp.	600	9,920
ASKA Pharmaceutical Co. Ltd.	1,500	18,881
ASKUL Corp.	1,100	36,373
Astellas Pharma, Inc.	43,700	692,174
Asukanet Co. Ltd.	100	981
Ateam, Inc.	100	1,421
Autobacs Seven Co. Ltd.	4,000	53,516
Avant Corp.	900	11,726
Avex, Inc.	600	8,401
Awa Bank Ltd. (The)	2,000	41,923
Axial Retailing, Inc.	1,500	64,378
Azbil Corp.	2,100	89,141
Bandai Namco Holdings, Inc.	3,100	236,910
Bando Chemical Industries Ltd.	1,400	9,430
Bank of Iwate Ltd. (The)	600	11,769
Bank of Kyoto Ltd. (The)(2)	2,800	169,979
Bank of Nagoya Ltd. (The)	800	21,604
Bank of Okinawa Ltd. (The)	1,100	28,852
Bank of the Ryukyus Ltd.	600	4,390
BayCurrent Consulting, Inc.	500	100,547
Beenos, Inc.	1,200	25,999
Belc Co. Ltd.(2)	700	35,583
Bell System24 Holdings, Inc.	1,200	19,438
Belluna Co. Ltd.	3,800	36,891
Benefit One, Inc.	2,100	52,910
Benesse Holdings, Inc.	3,500	71,856
BeNEXT Group, Inc.	1,300	17,868
Bengo4.com, Inc.(1)	100	8,995
Bic Camera, Inc.(2)	7,300	79,542
BML, Inc.	1,200	39,934
Bookoff Group Holdings Ltd.	100	833
Br Holdings Corp.	2,100	12,410
Bridgestone Corp.	19,400	764,736
Broadleaf Co. Ltd.	2,000	9,339
Brother Industries Ltd.	9,100	180,495
Bunka Shutter Co. Ltd.	3,600	33,635
CAC Holdings Corp.	100	1,294
Calbee, Inc.	2,600	68,283
Canon Electronics, Inc.	700	10,632
Canon Marketing Japan, Inc.	500	11,002
Canon, Inc., ADR(2)	15,448	334,140

Avantis International Equity ETF
	Shares	Value
Capcom Co. Ltd.	3,200	$194,511
Careerlink Co. Ltd.	600	13,733
Carenet, Inc.	300	12,634
Casio Computer Co. Ltd.	8,500	165,369
Cawachi Ltd.	1,100	29,612
Central Automotive Products Ltd.	500	12,139
Central Glass Co. Ltd.	3,900	80,629
Central Japan Railway Co.	2,000	337,209
Central Security Patrols Co. Ltd.(2)	400	12,683
Ceres, Inc.	700	25,858
Change, Inc.(1)	1,200	35,644
Chiba Bank Ltd. (The)	22,500	144,937
Chiba Kogyo Bank Ltd. (The)	700	1,699
Chikaranomoto Holdings Co. Ltd.(1)	200	1,157
Chilled & Frozen Logistics Holdings Co. Ltd.	1,200	19,401
Chiyoda Co. Ltd.	100	916
Chiyoda Corp.(1)	400	1,699
Chiyoda Integre Co. Ltd.	100	1,627
Chubu Electric Power Co., Inc.	8,500	104,683
Chubu Shiryo Co. Ltd.	1,300	16,941
Chudenko Corp.	900	18,628
Chugai Pharmaceutical Co. Ltd.	12,500	563,138
Chugoku Bank Ltd. (The)	6,700	53,855
Chugoku Electric Power Co., Inc. (The)	3,500	41,833
Chugoku Marine Paints Ltd.	1,700	14,500
CI Takiron Corp.	800	4,979
Citizen Watch Co. Ltd.	12,900	46,870
CKD Corp.	3,300	71,783
Cleanup Corp.	200	946
CMIC Holdings Co. Ltd.	500	7,710
CMK Corp.	400	1,568
Coca-Cola Bottlers Japan Holdings, Inc.	4,800	83,297
cocokara fine, Inc.	600	41,866
COLOPL, Inc.	5,100	41,621
Colowide Co. Ltd.(2)	1,800	34,431
Computer Engineering & Consulting Ltd.	1,600	21,295
COMSYS Holdings Corp.	5,200	158,688
Comture Corp.	800	20,517
Concordia Financial Group Ltd.	53,800	210,607
Core Corp.	100	1,350
Cosel Co. Ltd.	1,200	12,186
Cosmo Energy Holdings Co. Ltd.	4,800	117,464
Cosmos Initia Co. Ltd.	200	742
Cosmos Pharmaceutical Corp.	800	114,592
Create Restaurants Holdings, Inc.(1)(2)	2,600	20,626
Create SD Holdings Co. Ltd.	1,600	48,528
Credit Saison Co. Ltd.(2)	14,800	187,161
Cresco Ltd.	700	9,561
CTI Engineering Co. Ltd.	800	17,534
CTS Co. Ltd.	1,300	10,060
Curves Holdings Co. Ltd.	2,300	21,645

Avantis International Equity ETF
	Shares	Value
CyberAgent, Inc.	3,500	$210,770
CYBERDYNE, Inc.(1)	200	1,215
Cyberlinks Co. Ltd.	600	10,614
Cybernet Systems Co. Ltd.	1,100	8,435
Cybozu, Inc.	900	19,765
Dai Nippon Printing Co. Ltd.(2)	5,100	92,426
Dai-Dan Co. Ltd.	600	15,228
Dai-ichi Life Holdings, Inc.	30,800	551,070
Daibiru Corp.	2,900	34,789
Daicel Corp.(2)	9,500	70,587
Daido Metal Co. Ltd.	2,400	12,212
Daido Steel Co. Ltd.	1,500	62,587
Daifuku Co. Ltd.	1,600	152,790
Daihen Corp.	1,700	72,692
Daiho Corp.	1,300	45,135
Daiichi Sankyo Co. Ltd.	16,900	480,321
Daiichikosho Co. Ltd.	1,900	75,339
Daiki Aluminium Industry Co. Ltd.	1,500	11,018
Daikin Industries Ltd.	4,400	866,102
Daikokutenbussan Co. Ltd.	600	33,100
Daikyonishikawa Corp.	3,300	22,893
Daio Paper Corp.	4,600	85,972
Daiseki Co. Ltd.	1,700	53,514
Daishi Hokuetsu Financial Group, Inc.	1,800	39,995
Daito Pharmaceutical Co. Ltd.	900	27,912
Daito Trust Construction Co. Ltd.	4,200	468,281
Daiwa House Industry Co. Ltd.	9,400	267,229
Daiwa Industries Ltd.	900	8,624
Daiwa Securities Group, Inc.	68,400	335,331
Daiwabo Holdings Co. Ltd.	1,500	112,405
DCM Holdings Co. Ltd.	8,400	82,976
Dear Life Co. Ltd.	300	1,185
DeNA Co. Ltd.	3,800	75,378
Denka Co. Ltd.	3,800	143,733
Denso Corp.	8,200	496,140
Dentsu Group, Inc.	2,800	97,300
Denyo Co. Ltd.	700	13,361
Dexerials Corp.	6,000	87,685
DIC Corp.	6,200	153,332
Digital Arts, Inc.	400	36,656
Digital Hearts Holdings Co. Ltd.	700	8,877
Digital Holdings, Inc.	1,400	23,750
Digital Information Technologies Corp.	500	8,266
Dip Corp.	1,900	52,362
Disco Corp.	900	281,969
DKS Co. Ltd.	300	10,208
DMG Mori Co. Ltd.	3,500	53,201
Doshisha Co. Ltd.	1,400	23,205
Double Standard, Inc.	200	7,460
Doutor Nichires Holdings Co. Ltd.(2)	1,100	16,762
Dowa Holdings Co. Ltd.	4,100	164,671

Avantis International Equity ETF
	Shares	Value
DTS Corp.	2,200	$48,332
Duskin Co. Ltd.	600	15,309
DyDo Group Holdings, Inc.	700	33,206
E-Guardian, Inc.	600	16,939
Eagle Industry Co. Ltd.	2,500	25,565
Earth Corp.	1,000	54,970
East Japan Railway Co.	6,000	457,516
Ebara Corp.	6,900	259,958
Ebara Jitsugyo Co. Ltd.	500	22,065
Ebase Co. Ltd.	200	1,630
Eco's Co. Ltd.(2)	500	8,522
EDION Corp.	8,700	88,360
EF-ON, Inc.	1,600	15,229
Ehime Bank Ltd. (The)	1,500	13,715
Eiken Chemical Co. Ltd.	1,400	26,636
Eisai Co. Ltd.	3,100	214,848
Eizo Corp.	400	13,960
Elan Corp.	1,200	14,882
Elecom Co. Ltd.	1,000	44,035
Electric Power Development Co. Ltd.	7,300	118,773
EM Systems Co. Ltd.	200	1,588
en-japan, Inc.	1,100	33,259
ENEOS Holdings, Inc.	138,800	614,930
Enigmo, Inc.	1,200	13,012
Enplas Corp.	300	12,392
EPS Holdings, Inc.	1,400	14,916
ES-Con Japan Ltd.	2,900	20,704
ESPEC Corp.	1,100	18,794
euglena Co. Ltd.(1)(2)	200	1,677
Exedy Corp.	1,500	22,804
Ezaki Glico Co. Ltd.	600	24,512
F.C.C. Co. Ltd.	2,500	39,866
Fancl Corp.	1,400	49,837
FANUC Corp.	1,500	374,354
Fast Retailing Co. Ltd.(2)	1,000	992,825
Feed One Co. Ltd.	1,820	15,093
Ferrotec Holdings Corp.	5,400	108,552
Fibergate, Inc.	700	12,475
Financial Products Group Co. Ltd.	5,000	30,144
First Bank of Toyama Ltd. (The)	400	1,088
First Juken Co. Ltd.	100	1,019
Fixstars Corp.	800	7,009
FJ Next Co. Ltd.(2)	1,400	14,400
Foster Electric Co. Ltd.	1,300	15,160
FP Corp.	2,700	104,905
France Bed Holdings Co. Ltd.	900	7,877
Freebit Co. Ltd.	200	1,807
Freee KK(1)	400	41,046
Fudo Tetra Corp.	1,600	27,421
Fuji Co. Ltd.(2)	1,000	17,112
Fuji Corp. Ltd.	2,400	14,716

Avantis International Equity ETF
	Shares	Value
Fuji Corp./Aichi	4,700	$110,959
Fuji Electric Co. Ltd.	1,900	79,670
Fuji Kyuko Co. Ltd.	1,000	51,690
Fuji Media Holdings, Inc.	1,900	23,124
Fuji Oil Co. Ltd.(1)	500	999
Fuji Oil Holdings, Inc.	4,000	110,481
Fuji Pharma Co. Ltd.	900	10,317
Fuji Seal International, Inc.	3,300	68,442
Fuji Soft, Inc.	1,300	64,605
Fujibo Holdings, Inc.	1,000	38,014
Fujicco Co. Ltd.	600	10,778
FUJIFILM Holdings Corp.	2,900	166,269
Fujikura Ltd.(1)	22,200	108,974
Fujimi, Inc.	900	33,417
Fujimori Kogyo Co. Ltd.	1,100	44,025
Fujitec Co. Ltd.	1,600	37,080
Fujitsu General Ltd.	2,000	54,033
Fujitsu Ltd.	4,900	705,945
Fukuda Corp.	500	23,387
Fukui Bank Ltd. (The)	1,200	21,190
Fukui Computer Holdings, Inc.	400	12,551
Fukuoka Financial Group, Inc.	6,800	123,446
Fukushima Galilei Co. Ltd.	100	3,766
Fukuyama Transporting Co. Ltd.	1,200	47,166
FULLCAST Holdings Co. Ltd.	1,600	29,361
Fumakilla Ltd.	800	11,928
Funai Electric Co. Ltd.(1)	200	881
Funai Soken Holdings, Inc.	1,300	26,519
Furukawa Battery Co. Ltd. (The)	1,200	17,633
Furukawa Co. Ltd.	2,100	25,746
Furukawa Electric Co. Ltd.	3,100	81,446
Furuno Electric Co. Ltd.	1,800	17,779
Furyu Corp.	800	8,285
Fuso Chemical Co. Ltd.	1,000	36,163
Futaba Corp.	800	7,070
Futaba Industrial Co. Ltd.	4,800	23,843
Future Corp.	1,100	18,303
Fuyo General Lease Co. Ltd.	1,300	86,438
G-7 Holdings, Inc.	800	17,834
G-Tekt Corp.	3,200	42,197
Gakujo Co. Ltd.	100	1,300
Gecoss Corp.	800	6,797
Genky DrugStores Co. Ltd.	700	21,735
Geo Holdings Corp.	3,500	39,266
Giken Ltd.	200	9,707
GL Sciences, Inc.	500	11,105
GLOBERIDE, Inc.	900	34,528
Glory Ltd.	1,700	37,423
GMO Financial Holdings, Inc.	3,600	31,387
GMO GlobalSign Holdings KK	300	21,027
GMO Internet, Inc.	2,100	62,421

Avantis International Equity ETF
	Shares	Value
GMO Payment Gateway, Inc.	1,000	$132,349
GNI Group Ltd.(1)	100	1,886
Godo Steel Ltd.	500	9,435
Goldcrest Co. Ltd.	800	12,658
Goldwin, Inc.	600	41,410
Grace Technology, Inc.	700	35,064
Gree, Inc.	1,800	9,353
gremz, Inc.	400	6,341
GS Yuasa Corp.	4,000	119,154
Gumi, Inc.	2,100	17,512
GungHo Online Entertainment, Inc.	2,900	59,275
Gunma Bank Ltd. (The)	18,500	60,158
Gunze Ltd.	700	24,000
H-One Co. Ltd.	2,900	20,218
H.U. Group Holdings, Inc.	2,700	83,454
H2O Retailing Corp.	3,500	29,018
Hachijuni Bank Ltd. (The)	16,400	54,435
Hagihara Industries, Inc.	700	9,331
Hakuhodo DY Holdings, Inc.(2)	1,800	29,991
Hakuto Co. Ltd.	100	1,168
Hamakyorex Co. Ltd.	1,200	35,950
Hamamatsu Photonics KK	1,200	70,574
Hamee Corp.	400	6,107
Hankyu Hanshin Holdings, Inc.	2,300	77,454
Hanwa Co. Ltd.	4,400	114,404
Happinet Corp.	800	11,167
Harmonic Drive Systems, Inc.	200	15,364
Haseko Corp.	12,000	149,153
Hazama Ando Corp.	12,200	92,740
Heiwa Corp.(2)	2,500	37,871
Heiwa Real Estate Co. Ltd.	2,200	71,782
Heiwado Co. Ltd.	2,800	51,585
Hennge KK(1)	300	21,522
Hibiya Engineering Ltd.	600	10,464
Hikari Tsushin, Inc.	700	138,484
Hino Motors Ltd.	5,100	48,568
Hinokiya Group Co. Ltd.(2)	600	12,137
Hirakawa Hewtech Corp.	100	1,086
Hirano Tecseed Co. Ltd.	100	2,480
Hirata Corp.	700	43,140
Hirogin Holdings, Inc.	15,800	93,633
Hirose Electric Co. Ltd.	600	88,447
Hiroshima Gas Co. Ltd.	1,600	5,641
HIS Co. Ltd.(1)(2)	1,000	23,986
Hisaka Works Ltd.	200	1,562
Hisamitsu Pharmaceutical Co., Inc.(2)	1,100	69,001
Hitachi Capital Corp.	3,400	92,645
Hitachi Construction Machinery Co. Ltd.	1,900	59,141
Hitachi Ltd.	25,200	1,163,235
Hitachi Metals Ltd.	2,400	38,264
Hitachi Transport System Ltd.	2,600	81,463

Avantis International Equity ETF
	Shares	Value
Hitachi Zosen Corp.	26,600	$171,010
Hito Communications Holdings, Inc.	1,100	20,761
Hochiki Corp.	800	9,624
Hodogaya Chemical Co. Ltd.	300	13,451
Hogy Medical Co. Ltd.	1,100	31,540
Hokkaido Electric Power Co., Inc.	11,000	46,438
Hokko Chemical Industry Co. Ltd.	1,800	16,784
Hokkoku Bank Ltd. (The)	1,200	29,815
Hokuetsu Corp.	6,300	30,330
Hokuhoku Financial Group, Inc.	9,700	88,260
Hokuriku Electric Power Co.	8,900	55,398
Hokuto Corp.	1,700	33,851
Honda Motor Co. Ltd., ADR	41,949	1,160,729
Honeys Holdings Co. Ltd.	1,200	11,634
Hoosiers Holdings	4,500	28,443
Horiba Ltd.	1,400	84,175
Hoshizaki Corp.	400	35,316
Hosiden Corp.	2,800	26,851
Hosokawa Micron Corp.	400	23,803
House Foods Group, Inc.	800	26,709
Hoya Corp.	5,056	573,892
Hulic Co. Ltd.	12,200	137,011
Hyakugo Bank Ltd. (The)	21,400	61,162
Hyakujushi Bank Ltd. (The)	900	13,225
I K K, Inc.(1)	200	1,139
I-Net Corp./Kanagawa	900	12,393
I-PEX, Inc.	500	9,324
Ibiden Co. Ltd.	6,100	247,750
Ichibanya Co. Ltd.	100	4,534
Ichigo, Inc.(2)	15,700	51,976
Ichikoh Industries Ltd.	2,000	13,759
Ichinen Holdings Co. Ltd.	1,200	14,765
Ichiyoshi Securities Co. Ltd.	200	1,121
Idec Corp.	1,500	24,832
Idemitsu Kosan Co. Ltd.	2,900	76,611
IDOM, Inc.	5,400	31,663
IHI Corp.	3,500	65,439
Iida Group Holdings Co. Ltd.	9,900	225,651
Iino Kaiun Kaisha Ltd.	8,800	37,746
IJTT Co. Ltd.	300	1,385
IMAGICA GROUP, Inc.(1)	200	962
Imasen Electric Industrial	200	1,372
Inaba Denki Sangyo Co. Ltd.	1,600	38,183
Inaba Seisakusho Co. Ltd.	100	1,296
Inabata & Co. Ltd.	2,500	35,496
Inageya Co. Ltd.	1,300	20,158
Ines Corp.	1,400	17,412
Infocom Corp.	1,100	27,193
Infomart Corp.	4,600	40,420
Information Services International-Dentsu Ltd.	1,000	35,130
INPEX Corp.	32,200	243,871

Avantis International Equity ETF
	Shares	Value
Insource Co. Ltd.	400	$8,226
Intage Holdings, Inc.	2,000	21,352
Intelligent Wave, Inc.	200	1,242
Inter Action Corp.	500	11,739
Internet Initiative Japan, Inc.	4,400	90,798
Inui Global Logistics Co. Ltd.	100	871
IR Japan Holdings Ltd.	300	36,359
Iriso Electronics Co. Ltd.	600	27,826
Iseki & Co. Ltd.(1)	800	11,286
Isetan Mitsukoshi Holdings Ltd.(2)	7,300	53,948
Ishihara Sangyo Kaisha Ltd.	2,000	15,432
Isuzu Motors Ltd.	11,700	123,668
Itfor, Inc.	2,100	16,536
ITmedia, Inc.	500	8,179
Ito En Ltd.	1,800	99,605
ITOCHU Corp.(2)	32,700	981,324
Itochu Enex Co. Ltd.	3,500	33,813
Itochu Techno-Solutions Corp.	3,200	98,590
Itoham Yonekyu Holdings, Inc.	10,700	71,653
Itoki Corp.	400	1,338
IwaiCosmo Holdings, Inc.	800	11,656
Iwatani Corp.	2,600	149,190
Iyo Bank Ltd. (The)	20,100	117,179
Izumi Co. Ltd.(2)	2,500	93,116
J Front Retailing Co. Ltd.(2)	23,000	222,562
J Trust Co. Ltd.(1)	500	1,222
J-Oil Mills, Inc.	400	14,102
JAC Recruitment Co. Ltd.	1,100	16,809
Jaccs Co. Ltd.	1,700	32,724
JAFCO Group Co. Ltd.	1,900	116,284
Janome Sewing Machine Co. Ltd.	1,800	12,823
Japan Airlines Co. Ltd.(1)	1,900	45,534
Japan Airport Terminal Co. Ltd.	300	14,627
Japan Asia Group Ltd.	2,900	33,854
Japan Aviation Electronics Industry Ltd.	2,900	46,582
Japan Best Rescue System Co. Ltd.	1,100	8,970
Japan Display, Inc.(1)	1,900	837
Japan Electronic Materials Corp.(2)	700	11,554
Japan Elevator Service Holdings Co. Ltd.	2,000	39,716
Japan Exchange Group, Inc.	12,200	262,474
Japan Investment Adviser Co. Ltd.(2)	1,400	17,906
Japan Lifeline Co. Ltd.	3,400	41,752
Japan Material Co. Ltd.	1,800	22,810
Japan Medical Dynamic Marketing, Inc.	100	1,785
Japan Petroleum Exploration Co. Ltd.	1,900	40,058
Japan Post Bank Co. Ltd.	7,200	69,017
Japan Post Holdings Co. Ltd.	29,000	249,878
Japan Post Insurance Co. Ltd.	9,300	191,842
Japan Property Management Center Co. Ltd.	900	10,231
Japan Securities Finance Co. Ltd.	4,500	25,564
Japan Steel Works Ltd. (The)	3,900	101,685

Avantis International Equity ETF
	Shares	Value
Japan Transcity Corp.	1,700	$8,327
Japan Wool Textile Co. Ltd. (The)(2)	2,900	24,577
Jastec Co. Ltd.	900	10,023
JBCC Holdings, Inc.	600	8,028
JCR Pharmaceuticals Co. Ltd.	400	13,431
JCU Corp.	1,900	61,171
JDC Corp.	2,700	13,972
JFE Holdings, Inc.(1)	23,000	245,913
JGC Holdings Corp.	4,400	57,250
JINS Holdings, Inc.	600	41,571
JM Holdings Co. Ltd.	500	9,206
JMDC, Inc.(1)	700	33,355
JMS Co. Ltd.	800	6,972
Joshin Denki Co. Ltd.	900	24,887
Joyful Honda Co. Ltd.	800	10,086
JP-Holdings, Inc.	2,700	7,201
JSB Co. Ltd.	500	15,973
JSP Corp.	100	1,681
JSR Corp.	2,200	65,519
JTEKT Corp.	12,800	135,973
JTOWER, Inc.(1)	300	25,438
Juki Corp.	200	1,637
Juroku Bank Ltd. (The)	1,700	31,575
Justsystems Corp.	700	41,123
JVCKenwood Corp.	12,700	22,452
K's Holdings Corp.	9,300	124,631
Kaga Electronics Co. Ltd.	1,200	26,187
Kagome Co. Ltd.	4,500	134,028
Kajima Corp.	31,600	406,774
Kakaku.com, Inc.	4,500	142,509
Kaken Pharmaceutical Co. Ltd.	1,300	51,978
Kamakura Shinsho Ltd.(1)	200	1,664
Kameda Seika Co. Ltd.	500	22,055
Kamei Corp.	1,600	17,541
Kamigumi Co. Ltd.	3,000	56,618
Kanamoto Co. Ltd.	2,500	55,789
Kandenko Co. Ltd.	5,800	47,781
Kaneka Corp.	3,100	121,360
Kanematsu Corp.	5,400	69,297
Kanematsu Electronics Ltd.	700	23,278
Kansai Electric Power Co., Inc. (The)	17,700	176,963
Kansai Mirai Financial Group, Inc.	6,800	39,746
Kansai Paint Co. Ltd.	2,800	73,776
Kanto Denka Kogyo Co. Ltd.	3,000	24,739
Kao Corp.	7,000	472,474
Katakura Industries Co. Ltd.	600	7,783
Katitas Co. Ltd.	3,000	81,924
Kato Sangyo Co. Ltd.	1,500	50,612
Kato Works Co. Ltd.	100	947
Kawasaki Heavy Industries Ltd.(1)	5,000	113,795
Kawasaki Kisen Kaisha Ltd.(1)	13,600	261,196

Avantis International Equity ETF
	Shares	Value
KDDI Corp.	40,800	$1,259,179
KeePer Technical Laboratory Co. Ltd.	1,000	18,621
Keihan Holdings Co. Ltd.	1,000	45,488
Keihanshin Building Co. Ltd.	900	12,856
Keikyu Corp.	2,900	46,468
Keio Corp.	1,400	105,247
Keisei Electric Railway Co. Ltd.	1,200	43,180
Keiyo Bank Ltd. (The)	4,200	16,959
Keiyo Co. Ltd.	2,900	19,886
Kewpie Corp.	6,000	130,323
Keyence Corp.	1,200	573,935
KFC Holdings Japan Ltd.	1,400	37,527
KH Neochem Co. Ltd.	1,700	39,157
Kikkoman Corp.	3,300	217,608
Kinden Corp.	3,200	52,492
King Jim Co. Ltd.	200	1,662
Kintetsu Group Holdings Co. Ltd.	1,000	42,189
Kintetsu World Express, Inc.	1,800	46,928
Kirin Holdings Co. Ltd.	17,200	338,958
Kissei Pharmaceutical Co. Ltd.	1,500	30,053
Kito Corp.	1,000	13,598
Kitz Corp.	3,800	20,262
Kiyo Bank Ltd. (The)	8,400	114,350
KLab, Inc.(1)	3,700	29,154
Koa Corp.	1,700	22,861
Koatsu Gas Kogyo Co. Ltd.	1,100	7,419
Kobayashi Pharmaceutical Co. Ltd.	200	18,933
Kobe Bussan Co. Ltd.	3,200	82,099
Kobe Steel Ltd.(1)	19,800	123,751
Koei Tecmo Holdings Co. Ltd.	1,000	56,187
Kohnan Shoji Co. Ltd.(2)	4,900	133,298
Koito Manufacturing Co. Ltd.	3,100	206,125
Kojima Co. Ltd.	2,900	16,513
Kokusai Pulp & Paper Co. Ltd.	400	912
Kokuyo Co. Ltd.	3,200	46,188
Komatsu Ltd.	20,000	608,575
Komatsu Matere Co. Ltd.	200	1,821
Komeri Co. Ltd.	2,900	78,078
Konami Holdings Corp.	5,000	323,005
Kondotec, Inc.	1,100	10,578
Konica Minolta, Inc.(2)	36,900	189,141
Konishi Co. Ltd.	900	13,994
Konoike Transport Co. Ltd.	1,100	10,736
Kose Corp.	100	15,996
Kotobuki Spirits Co. Ltd.	500	34,731
Kubota Corp.	29,300	667,293
Kumagai Gumi Co. Ltd.	2,500	66,132
Kumiai Chemical Industry Co. Ltd.	200	1,587
Kura Sushi, Inc.	500	33,768
Kurabo Industries Ltd.	400	6,999
Kuraray Co. Ltd.	22,600	256,960

Avantis International Equity ETF
	Shares	Value
Kureha Corp.	1,700	$113,023
Kurimoto Ltd.	400	6,442
Kurita Water Industries Ltd.	6,000	244,411
Kusuri no Aoki Holdings Co. Ltd.	900	70,450
KYB Corp.(1)	600	16,640
Kyocera Corp.	4,300	278,598
Kyoei Steel Ltd.	800	10,681
Kyokuto Kaihatsu Kogyo Co. Ltd.	1,900	27,063
Kyokuto Securities Co. Ltd.	1,300	9,584
Kyokuyo Co. Ltd.	600	16,910
KYORIN Holdings, Inc.	900	15,993
Kyosan Electric Manufacturing Co. Ltd.	300	1,176
Kyowa Exeo Corp.	4,500	115,645
Kyowa Kirin Co. Ltd.	11,100	310,376
Kyudenko Corp.	2,400	79,313
Kyushu Electric Power Co., Inc.	19,600	168,125
Kyushu Financial Group, Inc.	17,700	72,432
Kyushu Railway Co.	2,500	65,663
LAC Co. Ltd.	1,200	11,336
Lacto Japan Co. Ltd.	600	14,320
Lasertec Corp.	2,200	269,115
Lawson, Inc.(2)	2,300	107,895
LEC, Inc.	1,500	18,038
Leopalace21 Corp.(1)	200	252
Like Co. Ltd.	100	1,792
Link And Motivation, Inc.	200	980
Lintec Corp.	1,100	23,970
Lion Corp.	7,600	145,920
Litalico, Inc.(1)	300	10,797
Lixil Corp.	20,300	568,789
Locondo, Inc.(1)	700	13,388
M&A Capital Partners Co. Ltd.(1)	200	8,845
m-up Holdings, Inc.	400	9,303
M3, Inc.	4,500	357,134
Mabuchi Motor Co. Ltd.	900	40,088
Macnica Fuji Electronics Holdings, Inc.	5,900	111,957
Macromill, Inc.	200	1,600
Maeda Corp.(2)	8,000	71,462
Maeda Kosen Co. Ltd.	1,000	26,954
Maeda Road Construction Co. Ltd.(2)	2,600	53,118
Makino Milling Machine Co. Ltd.	500	19,035
Makita Corp.	7,900	335,699
Makuake, Inc.(1)	300	22,119
Mani, Inc.	600	13,913
MarkLines Co. Ltd.	400	8,465
Marubeni Corp.	24,300	182,733
Marudai Food Co. Ltd.	700	10,933
Maruha Nichiro Corp.	3,200	74,219
Marui Group Co. Ltd.	8,200	157,060
Maruichi Steel Tube Ltd.	600	13,910
Marusan Securities Co. Ltd.	3,300	18,019

Avantis International Equity ETF
	Shares	Value
Maruwa Co. Ltd.	600	$56,810
Maruwa Unyu Kikan Co. Ltd.(2)	1,800	32,690
Maruzen CHI Holdings Co. Ltd.	300	1,055
Maruzen Showa Unyu Co. Ltd.	800	23,079
Marvelous, Inc.	200	1,641
Matching Service Japan Co. Ltd.	100	1,005
Matsuda Sangyo Co. Ltd.	700	12,431
Matsui Construction Co. Ltd.	200	1,298
Matsumotokiyoshi Holdings Co. Ltd.	1,200	47,377
Matsuya Co. Ltd.(1)	200	1,801
Max Co. Ltd.	700	10,537
Maxell Holdings Ltd.(1)	2,500	32,834
Mazda Motor Corp.	13,100	104,821
McDonald's Holdings Co. Japan Ltd.	1,300	64,552
MCJ Co. Ltd.	10,400	88,922
Mebuki Financial Group, Inc.	77,800	170,665
MEC Co. Ltd.	600	11,329
Media Do Co. Ltd.	300	15,590
Medical Data Vision Co. Ltd.(2)	1,100	20,955
Medipal Holdings Corp.	4,600	91,634
Medley, Inc.(1)	400	16,133
MedPeer, Inc.(1)	100	5,703
Megachips Corp.	2,100	67,706
Megmilk Snow Brand Co. Ltd.	2,900	58,279
Meidensha Corp.	2,400	51,792
MEIJI Holdings Co. Ltd.	2,500	158,492
Meiko Electronics Co. Ltd.	1,900	39,849
Meiko Network Japan Co. Ltd.	200	1,034
Meitec Corp.	1,300	67,660
Meiwa Corp.	300	1,320
Members Co. Ltd.	500	11,401
Menicon Co. Ltd.	1,300	76,980
Mercari, Inc.(1)	1,400	67,237
METAWATER Co. Ltd.	1,000	18,938
Micronics Japan Co. Ltd.	800	12,501
Mie Kotsu Group Holdings, Inc.	3,300	15,101
Milbon Co. Ltd.	400	22,156
Mimasu Semiconductor Industry Co. Ltd.	1,500	34,571
MINEBEA MITSUMI, Inc.	19,900	494,042
Mirait Holdings Corp.	8,100	127,112
Miroku Jyoho Service Co. Ltd.	800	15,466
MISUMI Group, Inc.	2,800	85,287
Mitani Sangyo Co. Ltd.	400	1,556
Mitsuba Corp.(1)	1,900	10,566
Mitsubishi Chemical Holdings Corp.	56,500	398,390
Mitsubishi Corp.	22,800	647,528
Mitsubishi Electric Corp.	46,500	690,797
Mitsubishi Estate Co. Ltd.	36,900	642,857
Mitsubishi Gas Chemical Co., Inc.	5,600	131,267
Mitsubishi Heavy Industries Ltd.	16,000	468,240
Mitsubishi Kakoki Kaisha Ltd.	800	21,629

Avantis International Equity ETF
	Shares	Value
Mitsubishi Logisnext Co. Ltd.	1,100	$11,812
Mitsubishi Logistics Corp.	900	28,393
Mitsubishi Materials Corp.	6,800	162,018
Mitsubishi Motors Corp.(1)	8,300	23,819
Mitsubishi Paper Mills Ltd.	300	991
Mitsubishi Pencil Co. Ltd.	700	8,837
Mitsubishi Research Institute, Inc.	500	18,831
Mitsubishi Shokuhin Co. Ltd.	400	10,776
Mitsubishi UFJ Financial Group, Inc., ADR(2)	345,264	1,812,636
Mitsubishi UFJ Lease & Finance Co. Ltd.	28,100	152,473
Mitsuboshi Belting Ltd.	800	12,439
Mitsui & Co. Ltd.	28,000	600,755
Mitsui Chemicals, Inc.	16,200	503,951
Mitsui E&S Holdings Co. Ltd.(1)	5,200	22,624
Mitsui Fudosan Co. Ltd.	16,400	374,723
Mitsui High-Tec, Inc.	1,500	60,082
Mitsui Mining & Smelting Co. Ltd.	4,500	160,911
Mitsui OSK Lines Ltd.	9,100	291,687
Mitsui Sugar Co. Ltd.	1,000	17,707
Mitsui-Soko Holdings Co. Ltd.	2,400	49,197
Mitsuuroko Group Holdings Co. Ltd.	400	4,633
Miura Co. Ltd.	1,300	67,191
Mixi, Inc.	3,800	95,603
Miyaji Engineering Group, Inc.	700	14,578
Miyazaki Bank Ltd. (The)	600	12,748
Mizuho Financial Group, Inc., ADR(2)	281,365	835,654
Mizuho Leasing Co. Ltd.	2,700	84,261
Mizuno Corp.	600	12,266
Mochida Pharmaceutical Co. Ltd.	300	11,187
Modec, Inc.	1,900	31,200
Monex Group, Inc.	19,900	166,960
Monogatari Corp. (The)	800	45,883
MonotaRO Co. Ltd.	3,200	183,707
Morinaga & Co. Ltd.	1,800	65,080
Morinaga Milk Industry Co. Ltd.	2,600	118,291
Morita Holdings Corp.	800	13,227
Morito Co. Ltd.	200	1,147
MrMax Holdings Ltd.(2)	2,600	17,660
MS&AD Insurance Group Holdings, Inc.	13,300	378,075
MTI Ltd.	1,300	10,275
Murata Manufacturing Co. Ltd.	11,100	950,650
Musashi Seimitsu Industry Co. Ltd.	4,600	76,522
Musashino Bank Ltd. (The)	1,700	25,338
N Field Co. Ltd.	1,200	13,473
Nabtesco Corp.	4,800	205,559
Nachi-Fujikoshi Corp.	700	29,825
Nafco Co. Ltd.	2,100	40,464
Nagase & Co. Ltd.	2,600	40,998
Nagoya Railroad Co. Ltd.	6,100	155,822
Nakayama Steel Works Ltd.	300	1,078
Namura Shipbuilding Co. Ltd.	400	700

Avantis International Equity ETF
	Shares	Value
Nankai Electric Railway Co. Ltd.	5,100	$123,997
Nanto Bank Ltd. (The)	1,200	20,593
NEC Capital Solutions Ltd.	500	9,299
NEC Corp.	12,300	675,547
NEC Networks & System Integration Corp.	5,400	90,244
NET One Systems Co. Ltd.	4,500	139,499
Nexon Co. Ltd.	8,400	264,647
Nextage Co. Ltd.	3,400	54,986
NGK Insulators Ltd.	5,900	105,376
NGK Spark Plug Co. Ltd.	10,400	177,863
NH Foods Ltd.	4,900	207,274
NHK Spring Co. Ltd.	5,700	43,109
Nichi-iko Pharmaceutical Co. Ltd.	3,100	27,845
Nichias Corp.	2,900	67,652
Nichiban Co. Ltd.	100	1,733
Nichicon Corp.	500	5,121
Nichiha Corp.	2,800	79,235
Nichirei Corp.	6,700	173,848
Nichireki Co. Ltd.	1,600	22,801
Nidec Corp.	5,118	656,213
Nifco, Inc.	4,900	170,530
Nihon Dempa Kogyo Co. Ltd.(1)	2,000	14,462
Nihon Flush Co. Ltd.	1,200	13,069
Nihon M&A Center, Inc.	3,300	179,845
Nihon Nohyaku Co. Ltd.	300	1,450
Nihon Parkerizing Co. Ltd.	500	5,087
Nihon Trim Co. Ltd.	300	11,931
Nihon Unisys Ltd.	4,400	127,121
Nikkon Holdings Co. Ltd.	3,000	57,880
Nikon Corp.	3,600	32,313
Nintendo Co. Ltd.	2,800	1,700,779
Nippn Corp.	1,300	19,362
Nippo Corp.	4,700	123,096
Nippon Aqua Co. Ltd.	200	1,143
Nippon Carbon Co. Ltd.	700	25,444
Nippon Ceramic Co. Ltd.	500	12,377
Nippon Chemi-Con Corp.(1)	600	9,777
Nippon Coke & Engineering Co. Ltd.	28,100	27,512
Nippon Commercial Development Co. Ltd.	1,000	15,453
Nippon Denko Co. Ltd.	8,500	22,402
Nippon Densetsu Kogyo Co. Ltd.	1,300	22,920
Nippon Electric Glass Co. Ltd.	4,400	100,348
Nippon Express Co. Ltd.	4,500	337,658
Nippon Fine Chemical Co. Ltd.	400	5,241
Nippon Gas Co. Ltd.	600	27,719
Nippon Hume Corp.	200	1,444
Nippon Kanzai Co. Ltd.	500	9,794
Nippon Kayaku Co. Ltd.	5,900	57,537
Nippon Kodoshi Corp.	900	26,744
Nippon Koei Co. Ltd.	1,000	26,680
Nippon Light Metal Holdings Co. Ltd.	3,920	77,871

Avantis International Equity ETF
	Shares	Value
Nippon Paint Holdings Co. Ltd.	1,800	$134,937
Nippon Paper Industries Co. Ltd.(2)	5,200	68,701
Nippon Parking Development Co. Ltd.	9,600	12,575
Nippon Pillar Packing Co. Ltd.	1,100	17,681
Nippon Road Co. Ltd. (The)	400	29,930
Nippon Sanso Holdings Corp.	2,500	47,392
Nippon Seiki Co. Ltd.	3,000	35,065
Nippon Shinyaku Co. Ltd.	300	20,347
Nippon Shokubai Co. Ltd.	1,100	58,775
Nippon Signal Co. Ltd.	1,200	10,456
Nippon Soda Co. Ltd.	1,100	34,791
Nippon Steel Corp.(1)	22,800	342,047
Nippon Steel Trading Corp.	500	17,637
Nippon Suisan Kaisha Ltd.	18,800	89,920
Nippon Systemware Co. Ltd.	400	7,430
Nippon Telegraph & Telephone Corp.	30,400	786,485
Nippon Television Holdings, Inc.	1,800	24,011
Nippon Thompson Co. Ltd.	400	2,072
Nippon Yakin Kogyo Co. Ltd.	1,000	19,310
Nippon Yusen KK	14,800	432,896
Nipro Corp.	8,000	99,201
Nishi-Nippon Financial Holdings, Inc.	9,600	63,248
Nishi-Nippon Railroad Co. Ltd.	1,500	42,529
Nishimatsu Construction Co. Ltd.	5,600	140,016
Nishimatsuya Chain Co. Ltd.(2)	4,800	63,415
Nishio Rent All Co. Ltd.	1,500	37,376
Nissan Chemical Corp.	3,000	164,181
Nissan Motor Co. Ltd.(1)	73,600	401,636
Nissan Shatai Co. Ltd.	200	1,448
Nissan Tokyo Sales Holdings Co. Ltd.	500	1,172
Nissei ASB Machine Co. Ltd.	1,000	50,855
Nissei Plastic Industrial Co. Ltd.	200	1,680
Nissha Co. Ltd.	3,700	46,405
Nisshin Oillio Group Ltd. (The)	1,600	47,263
Nisshin Seifun Group, Inc.	2,900	46,929
Nisshinbo Holdings, Inc.	7,700	57,792
Nissin Electric Co. Ltd.	4,800	55,831
Nissin Foods Holdings Co. Ltd.(2)	1,200	90,616
Nisso Corp.	200	1,542
Nitori Holdings Co. Ltd.	2,000	372,878
Nitta Corp.	400	8,795
Nitto Denko Corp.	5,100	438,243
Nitto Kogyo Corp.	1,900	35,477
Nitto Seiko Co. Ltd.	300	1,698
Nittoc Construction Co. Ltd.	1,200	9,009
Nittoku Co. Ltd.	400	13,615
Noevir Holdings Co. Ltd.	800	35,880
NOF Corp.	1,600	84,712
Nohmi Bosai Ltd.	1,200	24,432
Nojima Corp.	2,500	65,756
NOK Corp.	3,300	45,516

Avantis International Equity ETF
	Shares	Value
Nomura Micro Science Co. Ltd.	600	$17,586
Noritake Co. Ltd./Nagoya Japan	300	10,362
Noritsu Koki Co. Ltd.	1,000	22,603
Noritz Corp.	1,000	15,089
North Pacific Bank Ltd.	19,700	44,757
NPC, Inc.	2,200	14,999
NS Solutions Corp.	300	8,795
NSD Co. Ltd.	2,200	37,559
NSK Ltd.	23,900	238,326
NTN Corp.(1)	29,800	87,805
NTT Data Corp.	21,500	332,163
Obara Group, Inc.(2)	900	32,123
Obayashi Corp.	32,200	280,848
OBIC Business Consultants Co. Ltd.	100	5,608
Obic Co. Ltd.	700	118,056
Odakyu Electric Railway Co. Ltd.	3,900	114,671
Oenon Holdings, Inc.	300	1,112
Ogaki Kyoritsu Bank Ltd. (The)	2,000	37,974
Ohara, Inc.	100	1,871
Ohsho Food Service Corp.	400	21,794
Oiles Corp.	700	10,869
Oisix ra daichi, Inc.(1)	1,200	31,146
Oita Bank Ltd. (The)	800	15,862
Oji Holdings Corp.	51,200	325,050
Okabe Co. Ltd.	1,200	8,609
Okamoto Industries, Inc.	600	22,592
Okamura Corp.	4,100	43,307
Okasan Securities Group, Inc.	6,900	25,702
Oki Electric Industry Co. Ltd.	6,200	61,014
Okinawa Electric Power Co., Inc. (The)	1,575	21,114
OKUMA Corp.	500	27,806
Okumura Corp.	1,400	35,671
Okuwa Co. Ltd.	1,900	20,140
Olympic Group Corp.	800	6,620
Olympus Corp.	24,600	517,906
Omron Corp.	1,900	154,056
Ono Pharmaceutical Co. Ltd.	9,100	246,060
Onoken Co. Ltd.	600	7,289
Onward Holdings Co. Ltd.(2)	5,500	13,216
Open House Co. Ltd.	3,800	146,235
Optex Group Co. Ltd.	800	11,917
Optim Corp.(1)	400	10,902
Oracle Corp. (Tokyo)	300	30,621
Organo Corp.	400	22,604
Oricon, Inc.	100	993
Orient Corp.	26,200	36,662
Oriental Land Co. Ltd.	1,300	219,002
ORIX Corp., ADR	10,688	912,435
Osaka Gas Co. Ltd.	1,600	28,778
Osaka Organic Chemical Industry Ltd.	900	28,702
Osaka Soda Co. Ltd.	700	16,852

Avantis International Equity ETF
	Shares	Value
OSG Corp.	3,400	$61,694
OSJB Holdings Corp.	8,200	20,845
Otsuka Corp.	3,000	139,310
Otsuka Holdings Co. Ltd.	4,800	192,277
Outsourcing, Inc.	7,200	109,903
Oyo Corp.	800	9,397
Pacific Industrial Co. Ltd.	4,100	44,302
Pacific Metals Co. Ltd.	1,000	22,452
Pack Corp. (The)	400	9,681
PALTAC Corp.	1,300	70,733
Pan Pacific International Holdings Corp.	10,700	252,379
Panasonic Corp.	73,500	950,932
PAPYLESS Co. Ltd.	300	5,825
Paramount Bed Holdings Co. Ltd.	1,100	43,596
Park24 Co. Ltd.(1)	2,800	61,024
Pasona Group, Inc.	2,500	41,999
PC Depot Corp.	1,500	7,140
PCA Corp.	300	11,507
Penta-Ocean Construction Co. Ltd.	44,800	335,094
PeptiDream, Inc.(1)	900	43,026
Persol Holdings Co. Ltd.	10,400	207,828
Pharma Foods International Co. Ltd.(2)	1,500	47,340
Phil Co., Inc.(1)	100	1,979
Pickles Corp.	400	12,737
Pigeon Corp.	1,300	46,933
Pilot Corp.	1,200	36,492
Piolax, Inc.	1,000	14,342
Plenus Co. Ltd.(1)	600	10,599
Pola Orbis Holdings, Inc.	1,500	34,549
Poletowin Pitcrew Holdings, Inc.	1,700	17,652
Premium Group Co. Ltd.	500	11,605
Press Kogyo Co. Ltd.	6,300	19,015
Pressance Corp.(2)	1,900	26,377
Prestige International, Inc.	4,100	28,524
Prima Meat Packers Ltd.	1,900	55,700
Proto Corp.	1,600	16,868
PS Mitsubishi Construction Co. Ltd.	1,900	12,043
QB Net Holdings Co. Ltd.(1)	100	1,690
Quick Co. Ltd.	600	6,520
Raccoon Holdings, Inc.	1,300	26,070
Raito Kogyo Co. Ltd.	4,900	81,621
Raiznext Corp.(2)	500	5,384
Rakus Co. Ltd.	2,200	38,010
Rakuten, Inc.	37,500	421,715
Rasa Industries Ltd.	900	17,876
Recruit Holdings Co. Ltd.	19,600	981,862
Relia, Inc.	3,800	47,732
Relo Group, Inc.	3,800	89,975
Renaissance, Inc.	200	2,273
Renesas Electronics Corp.(1)	15,100	166,642
Rengo Co. Ltd.	11,800	95,980

Avantis International Equity ETF
	Shares	Value
RENOVA, Inc.(1)	2,500	$77,745
Resona Holdings, Inc.	111,400	451,042
Resorttrust, Inc.	4,400	78,020
Restar Holdings Corp.	700	13,126
Retail Partners Co. Ltd.(2)	1,400	17,748
Rheon Automatic Machinery Co. Ltd.	100	1,037
Ricoh Co. Ltd.(2)	36,100	318,800
Ricoh Leasing Co. Ltd.	1,700	52,359
Ride On Express Holdings Co. Ltd.	500	7,724
Riken Vitamin Co. Ltd.	600	7,408
Rinnai Corp.	700	71,188
Riso Kagaku Corp.	100	1,208
Riso Kyoiku Co. Ltd.	7,200	21,690
Rohm Co. Ltd.	1,300	129,025
Rohto Pharmaceutical Co. Ltd.	2,200	59,240
Rokko Butter Co. Ltd.	800	12,436
Roland DG Corp.	1,000	16,952
Rorze Corp.	700	48,256
Rozetta Corp.(1)	300	7,387
RPA Holdings, Inc.(1)	100	575
RS Technologies Co. Ltd.	700	38,834
Ryobi Ltd.(1)	900	10,701
Ryoden Corp.	1,000	14,596
Ryohin Keikaku Co. Ltd.	11,300	256,306
Ryosan Co. Ltd.	1,000	20,361
S Foods, Inc.(2)	800	24,540
S-Pool, Inc.	2,000	18,572
Sac's Bar Holdings, Inc.	200	1,184
Saizeriya Co. Ltd.	1,500	31,541
Sakai Moving Service Co. Ltd.	500	22,585
Sakata INX Corp.	1,700	17,065
Sakata Seed Corp.	300	10,475
Sakura Internet, Inc.	1,300	7,937
Sala Corp.	4,000	21,575
San ju San Financial Group, Inc.	900	11,485
San-A Co. Ltd.(2)	1,200	46,900
San-Ai Oil Co. Ltd.	1,900	19,186
San-In Godo Bank Ltd. (The)	7,400	33,851
Sanei Architecture Planning Co. Ltd.	800	12,682
Sangetsu Corp.	1,900	27,363
Sanken Electric Co. Ltd.(2)	2,200	112,914
Sanki Engineering Co. Ltd.	900	11,024
Sankyo Co. Ltd.	800	22,183
Sankyo Seiko Co. Ltd.	300	1,455
Sankyo Tateyama, Inc.	1,100	8,358
Sankyu, Inc.	2,400	100,998
Sanoh Industrial Co. Ltd.	2,100	18,861
Sansan, Inc.(1)	300	25,582
Santen Pharmaceutical Co. Ltd.	9,600	132,359
Sanwa Holdings Corp.	12,900	160,000
Sanyo Chemical Industries Ltd.	600	28,592

Avantis International Equity ETF
	Shares	Value
Sanyo Denki Co. Ltd.	400	$21,369
Sanyo Special Steel Co. Ltd.(1)	1,600	25,586
Sapporo Holdings Ltd.	3,200	66,108
Sato Holdings Corp.	900	21,382
Sawada Holdings Co. Ltd.	1,700	13,077
Sawai Pharmaceutical Co. Ltd.	1,500	67,259
SB Technology Corp.	600	16,699
SBI Holdings, Inc.	18,900	522,787
SBS Holdings, Inc.	1,400	31,938
SCREEN Holdings Co. Ltd.	300	23,627
SCSK Corp.	2,200	130,163
SEC Carbon Ltd.(2)	100	6,097
Secom Co. Ltd.	4,900	427,209
Sega Sammy Holdings, Inc.	3,400	57,055
Seibu Holdings, Inc.	9,000	109,515
Seikitokyu Kogyo Co. Ltd.	1,700	14,055
Seiko Epson Corp.	16,200	267,931
Seiko Holdings Corp.	600	10,080
Seiko PMC Corp.	200	1,426
Seino Holdings Co. Ltd.	4,500	63,636
Seiren Co. Ltd.(2)	3,000	51,443
Sekisui Chemical Co. Ltd.	11,800	213,187
Sekisui House Ltd.	28,300	533,362
Sekisui Jushi Corp.	800	14,629
Sekisui Kasei Co. Ltd.	200	1,028
Senko Group Holdings Co. Ltd.	7,000	65,841
Senshu Ikeda Holdings, Inc.	9,700	14,601
Septeni Holdings Co. Ltd.	8,000	33,230
Seria Co. Ltd.	2,100	67,276
Seven & i Holdings Co. Ltd.(2)	21,400	817,299
Seven Bank Ltd.(2)	29,100	65,910
SG Holdings Co. Ltd.	13,000	298,502
Sharp Corp.(2)	1,400	26,655
Shibaura Machine Co. Ltd.	400	10,714
Shibaura Mechatronics Corp.	300	13,694
Shibuya Corp.	800	24,324
SHIFT, Inc.(1)	300	36,219
Shiga Bank Ltd. (The)	1,700	33,577
Shikoku Bank Ltd. (The)	1,600	11,206
Shikoku Chemicals Corp.	1,000	11,299
Shikoku Electric Power Co., Inc.	5,400	37,816
Shima Seiki Manufacturing Ltd.	100	2,180
Shimadzu Corp.	4,700	170,627
Shimamura Co. Ltd.	1,100	109,484
Shimano, Inc.	1,200	268,030
Shimizu Corp.	9,400	71,650
Shin Nippon Air Technologies Co. Ltd.	700	14,499
Shin Nippon Biomedical Laboratories Ltd.	1,700	9,999
Shin-Etsu Chemical Co. Ltd.	4,500	738,489
Shin-Etsu Polymer Co. Ltd.	1,900	17,323
Shindengen Electric Manufacturing Co. Ltd.	300	8,639

Avantis International Equity ETF
	Shares	Value
Shinko Electric Industries Co. Ltd.	1,000	$27,107
Shinko Shoji Co. Ltd.	200	1,446
Shinmaywa Industries Ltd.	2,100	18,859
Shinnihon Corp.	1,800	13,953
Shinnihonseiyaku Co. Ltd.	500	11,322
Shinoken Group Co. Ltd.	2,400	24,757
Shinsei Bank Ltd.	6,300	90,946
Shinwa Co. Ltd.	800	15,126
Shionogi & Co. Ltd.	3,700	189,171
Ship Healthcare Holdings, Inc.	2,700	150,373
Shiseido Co. Ltd.	4,432	335,389
Shizuoka Bank Ltd. (The)	17,400	128,920
Shizuoka Gas Co. Ltd.	2,100	18,250
SHO-BOND Holdings Co. Ltd.	1,500	65,832
Shochiku Co. Ltd.(1)	100	15,023
Shoei Co. Ltd.	2,400	90,892
Shoei Foods Corp.	200	7,181
Showa Sangyo Co. Ltd.	1,200	35,420
SIGMAXYZ, Inc.	300	4,556
Siix Corp.	2,200	37,553
Sinanen Holdings Co. Ltd.	300	8,637
Sinfonia Technology Co. Ltd.	1,400	17,173
Sinko Industries Ltd.	1,300	23,127
Sintokogio Ltd.	1,200	8,251
SKY Perfect JSAT Holdings, Inc.	10,000	42,212
Skylark Holdings Co. Ltd.(1)(2)	4,100	63,803
SMC Corp.	495	294,274
SMS Co. Ltd.	1,800	59,097
Snow Peak, Inc.	900	25,931
SNT Corp.	400	830
Sodick Co. Ltd.	1,400	12,853
Softbank Corp.(2)	36,600	496,355
SoftBank Group Corp.	13,800	1,280,837
Softcreate Holdings Corp.	500	10,957
Sohgo Security Services Co. Ltd.	1,800	81,549
Sojitz Corp.	32,500	86,225
Solasto Corp.	2,300	31,245
Soliton Systems KK	600	9,438
Sompo Holdings, Inc.	14,600	563,970
Sony Corp., ADR	29,772	3,150,175
Space Co. Ltd.	200	1,599
Space Value Holdings Co. Ltd.	3,200	22,784
Sparx Group Co. Ltd.	3,000	9,059
Square Enix Holdings Co. Ltd.	4,500	254,967
SRA Holdings	700	16,593
ST Corp.	400	6,979
St-Care Holding Corp.	1,300	11,462
St. Marc Holdings Co. Ltd.	900	14,144
Stanley Electric Co. Ltd.	3,600	107,554
Starts Corp., Inc.	3,900	102,447
Stella Chemifa Corp.	700	20,879

Avantis International Equity ETF
	Shares	Value
Strike Co. Ltd.	400	$16,903
Studio Alice Co. Ltd.	500	9,512
Subaru Corp.	14,400	272,043
Sugi Holdings Co. Ltd.(2)	1,900	132,249
SUMCO Corp.	21,000	482,759
Sumida Corp.	2,600	23,386
Sumitomo Bakelite Co. Ltd.	1,600	65,904
Sumitomo Chemical Co. Ltd.	94,700	461,775
Sumitomo Corp.	36,100	526,455
Sumitomo Dainippon Pharma Co., Ltd.(2)	10,800	171,754
Sumitomo Densetsu Co. Ltd.	1,300	29,520
Sumitomo Electric Industries Ltd.	36,300	532,593
Sumitomo Forestry Co. Ltd.	8,000	144,716
Sumitomo Heavy Industries Ltd.	2,400	67,655
Sumitomo Metal Mining Co. Ltd.	7,500	365,397
Sumitomo Mitsui Construction Co. Ltd.	6,100	26,588
Sumitomo Mitsui Financial Group, Inc., ADR(2)	197,115	1,383,747
Sumitomo Mitsui Trust Holdings, Inc.	12,800	427,125
Sumitomo Osaka Cement Co. Ltd.	2,600	86,473
Sumitomo Realty & Development Co. Ltd.	11,000	382,950
Sumitomo Riko Co. Ltd.	1,700	9,870
Sumitomo Rubber Industries Ltd.	11,500	129,353
Sumitomo Seika Chemicals Co. Ltd.	500	18,331
Sumitomo Warehouse Co. Ltd. (The)	4,200	58,102
Sun Frontier Fudousan Co. Ltd.	2,700	24,295
Sundrug Co. Ltd.	2,500	94,225
Suntory Beverage & Food Ltd.	4,400	151,307
SuRaLa Net Co. Ltd.(1)	200	7,814
Suruga Bank Ltd.(2)	10,800	36,170
Sushiro Global Holdings Ltd.	3,500	131,989
Suzuken Co. Ltd.	900	34,437
Suzuki Motor Corp.	8,600	374,763
SWCC Showa Holdings Co. Ltd.	2,900	44,891
Sysmex Corp.	2,300	239,803
System Information Co. Ltd.	700	6,691
Systena Corp.	1,900	33,560
T Hasegawa Co. Ltd.	1,200	20,990
T&D Holdings, Inc.	29,200	403,020
T-Gaia Corp.	1,200	20,605
Tadano Ltd.	1,600	15,264
Taihei Dengyo Kaisha Ltd.	1,200	29,875
Taiheiyo Cement Corp.	7,600	192,925
Taikisha Ltd.	1,600	42,774
Taiko Pharmaceutical Co. Ltd.(2)	1,500	17,843
Taisei Corp.	5,900	210,126
Taisho Pharmaceutical Holdings Co. Ltd.	500	30,822
Taiyo Holdings Co. Ltd.	800	41,808
Taiyo Yuden Co. Ltd.	8,600	429,128
Takamatsu Construction Group Co. Ltd.	1,000	19,799
Takamiya Co. Ltd.	1,200	5,779
Takaoka Toko Co. Ltd.	1,100	15,083

Avantis International Equity ETF
	Shares	Value
Takara & Co. Ltd.	600	$9,653
Takara Bio, Inc.	300	8,152
Takara Holdings, Inc.(2)	3,100	41,784
Takara Leben Co. Ltd.	5,800	18,811
Takara Standard Co. Ltd.	900	12,661
Takasago International Corp.	400	9,897
Takasago Thermal Engineering Co. Ltd.	700	10,418
Takashimaya Co. Ltd.(2)	8,000	82,288
Takasho Co. Ltd.	1,500	10,842
Takeda Pharmaceutical Co. Ltd., ADR(2)	22,619	377,963
Takeei Corp.	2,900	34,160
Takeuchi Manufacturing Co. Ltd.(2)	1,900	48,575
Takuma Co. Ltd.	4,700	92,946
Tama Home Co. Ltd.	800	13,666
Tamron Co. Ltd.	900	16,166
Tamura Corp.	2,200	10,985
Tanseisha Co. Ltd.	2,700	21,036
Taoka Chemical Co. Ltd.	100	11,950
Tatsuta Electric Wire and Cable Co. Ltd.	400	2,343
Tayca Corp.	100	1,317
Tazmo Co. Ltd.	600	8,464
TBS Holdings, Inc.	1,400	25,743
TDC Soft, Inc.	200	1,739
TDK Corp.	5,500	794,643
TechMatrix Corp.	1,800	27,713
TECHNO ASSOCIE Co. Ltd.	200	1,994
TechnoPro Holdings, Inc.	1,500	109,980
Teijin Ltd.	12,300	213,340
Teikoku Electric Manufacturing Co. Ltd.	900	9,882
Teikoku Sen-I Co. Ltd.	800	16,257
Tekken Corp.	300	5,408
Tenma Corp.	500	10,023
Terumo Corp.	6,600	246,238
THK Co. Ltd.	1,400	45,971
TIS, Inc.	8,600	178,610
TKC Corp.	700	41,683
Toa Corp. (Hyogo)	200	1,730
Toa Corp. (Tokyo)(2)	1,900	40,645
TOA ROAD Corp.	300	11,456
Toagosei Co. Ltd.	4,600	50,437
Tobishima Corp.	1,000	10,366
Tobu Railway Co. Ltd.	8,400	241,810
Tocalo Co. Ltd.	4,300	53,669
Tochigi Bank Ltd. (The)	900	1,489
Toda Corp.	17,600	121,248
Toho Bank Ltd. (The)	9,800	19,658
Toho Co. Ltd.(2)	1,800	67,962
Toho Gas Co. Ltd.	300	17,663
Toho Holdings Co. Ltd.	2,800	48,796
Toho Titanium Co. Ltd.	1,400	12,662
Toho Zinc Co. Ltd.(1)	100	2,139

Avantis International Equity ETF
	Shares	Value
Tohoku Electric Power Co., Inc.	16,000	$141,761
Tokai Carbon Co. Ltd.	14,200	192,899
Tokai Corp/Gifu	600	11,954
TOKAI Holdings Corp.	7,200	62,302
Tokai Rika Co. Ltd.	3,100	50,866
Tokai Tokyo Financial Holdings, Inc.	10,600	36,318
Token Corp.	700	54,898
Tokio Marine Holdings, Inc.	14,500	730,177
Tokuyama Corp.	4,000	100,853
Tokyo Century Corp.	2,600	170,928
Tokyo Electric Power Co. Holdings, Inc.(1)	32,700	105,783
Tokyo Electron Device Ltd.	600	20,436
Tokyo Electron Ltd.	2,400	988,507
Tokyo Gas Co. Ltd.	9,200	190,002
Tokyo Kiraboshi Financial Group, Inc.	1,700	19,393
Tokyo Ohka Kogyo Co. Ltd.	500	29,358
Tokyo Rope Manufacturing Co. Ltd.(1)	1,500	20,157
Tokyo Seimitsu Co. Ltd.	2,500	109,581
Tokyo Steel Manufacturing Co. Ltd.(2)	9,800	65,035
Tokyo Tatemono Co. Ltd.	3,300	47,392
Tokyotokeiba Co. Ltd.	1,100	51,386
Tokyu Construction Co. Ltd.	1,900	9,523
Tokyu Corp.	6,400	88,878
Tokyu Fudosan Holdings Corp.	45,500	287,834
Tomoku Co. Ltd.	900	14,898
TOMONY Holdings, Inc.	6,500	18,695
Tomy Co. Ltd.	3,900	36,080
Toppan Forms Co. Ltd.	1,300	12,513
Toppan Printing Co. Ltd.	5,700	90,118
Topre Corp.	1,400	20,157
Topy Industries Ltd.(1)	100	1,318
Toray Industries, Inc.	60,500	400,360
Toridoll Holdings Corp.(2)	1,600	22,941
Torii Pharmaceutical Co. Ltd.	500	14,132
Torikizoku Holdings Co. Ltd.(1)	100	1,676
Tosei Corp.	4,400	41,470
Toshiba Corp.	2,700	85,560
Toshiba TEC Corp.	1,500	55,236
Tosho Co. Ltd.	1,200	22,480
Tosoh Corp.	14,000	258,931
Totetsu Kogyo Co. Ltd.	2,100	50,878
TOTO Ltd.	2,900	177,730
Towa Bank Ltd. (The)	700	4,488
Towa Corp.	1,800	33,695
Towa Pharmaceutical Co. Ltd.	1,600	31,597
Toyo Construction Co. Ltd.	5,400	27,770
Toyo Corp.	1,300	12,841
Toyo Gosei Co. Ltd.	300	32,551
Toyo Ink SC Holdings Co. Ltd.	1,700	30,501
Toyo Seikan Group Holdings Ltd.	4,800	60,603
Toyo Suisan Kaisha Ltd.	2,400	102,210

Avantis International Equity ETF
	Shares	Value
Toyo Tanso Co. Ltd.	800	$14,273
Toyo Tire Corp.	9,200	162,079
Toyobo Co. Ltd.	10,400	132,104
Toyoda Gosei Co. Ltd.	4,000	104,558
Toyota Boshoku Corp.	4,600	72,205
Toyota Industries Corp.	4,300	372,194
Toyota Motor Corp., ADR(2)	18,639	2,757,267
Toyota Tsusho Corp.	8,800	373,041
TPR Co. Ltd.	1,500	20,674
Trancom Co. Ltd.	500	38,379
Transaction Co. Ltd.	200	2,094
Transcosmos, Inc.	2,600	65,141
Trend Micro, Inc.	5,600	268,952
Tri Chemical Laboratories, Inc.	800	28,515
TS Tech Co. Ltd.	1,900	53,173
Tsubakimoto Chain Co.	1,000	27,313
Tsugami Corp.	2,500	36,293
Tsukada Global Holdings, Inc.(1)	500	1,604
Tsukishima Kikai Co. Ltd.	800	9,259
Tsukui Holdings Corp.	4,900	42,777
Tsumura & Co.	1,200	37,778
Tsuruha Holdings, Inc.	1,800	231,504
Tsuzuki Denki Co. Ltd.	100	1,405
TV Asahi Holdings Corp.	900	17,401
Twinbird Corp.	1,200	16,514
UACJ Corp.	5,800	134,766
Ube Industries Ltd.	8,100	163,954
Uchida Yoko Co. Ltd.	800	33,732
Ulvac, Inc.	1,000	45,137
Unicharm Corp.	6,400	252,955
Unipres Corp.	1,200	10,393
United Super Markets Holdings, Inc.(2)	3,500	35,039
UNITED, Inc.	1,200	14,644
Unitika Ltd.(1)	4,600	18,587
Universal Entertainment Corp.(1)	400	9,418
UPR Corp.	200	6,541
Ushio, Inc.	1,800	22,585
USS Co. Ltd.	4,000	77,985
UT Group Co. Ltd.(1)	1,700	54,353
V Technology Co. Ltd.(2)	1,100	55,302
V-Cube, Inc.	1,200	29,300
Valor Holdings Co. Ltd.	3,600	76,356
Valqua Ltd.	1,500	29,024
ValueCommerce Co. Ltd.	1,500	40,814
Vector, Inc.(1)	2,000	21,705
Vital KSK Holdings, Inc.	900	6,619
VT Holdings Co. Ltd.	6,300	24,743
Wacoal Holdings Corp.	400	8,581
Wacom Co. Ltd.	25,500	184,178
Wakita & Co. Ltd.	2,000	17,686
Warabeya Nichiyo Holdings Co. Ltd.	900	13,254

Avantis International Equity ETF
	Shares	Value
Watahan & Co. Ltd.	1,200	$14,109
WDB Holdings Co. Ltd.	300	7,120
Weathernews, Inc.	300	13,917
Welcia Holdings Co. Ltd.(2)	3,000	95,823
West Japan Railway Co.	4,500	283,354
Will Group, Inc.	200	1,753
World Holdings Co. Ltd.	1,000	23,347
Wowow, Inc.	300	7,769
YA-MAN Ltd.	2,000	31,296
Yahagi Construction Co. Ltd.	2,000	15,522
Yakult Honsha Co. Ltd.	1,300	64,584
YAKUODO Holdings Co. Ltd.	1,000	24,068
YAMABIKO Corp.	3,800	40,135
Yamada Holdings Co. Ltd.	20,100	96,397
Yamagata Bank Ltd. (The)	1,100	11,262
Yamaguchi Financial Group, Inc.	9,900	61,490
Yamaha Corp.	2,900	163,128
Yamaha Motor Co. Ltd.	18,600	422,907
Yamaichi Electronics Co. Ltd.	1,300	17,158
Yamanashi Chuo Bank Ltd. (The)	1,200	9,815
Yamato Holdings Co. Ltd.	11,200	294,384
Yamato Kogyo Co. Ltd.	1,800	45,321
Yamazaki Baking Co. Ltd.	3,400	57,152
Yamazen Corp.	900	8,088
Yaoko Co. Ltd.	1,100	67,371
Yaskawa Electric Corp.(2)	1,400	70,663
Yasuda Logistics Corp.	200	1,771
Yellow Hat Ltd.	1,600	25,214
Yodogawa Steel Works Ltd.	600	12,446
Yokogawa Bridge Holdings Corp.	1,600	29,273
Yokogawa Electric Corp.	11,500	220,219
Yokohama Reito Co. Ltd.	3,600	29,606
Yokohama Rubber Co. Ltd. (The)	8,000	139,798
Yokowo Co. Ltd.	1,000	26,739
Yondoshi Holdings, Inc.(2)	600	10,373
Yonex Co. Ltd.	200	1,173
Yorozu Corp.	1,200	13,940
Yuasa Trading Co. Ltd.	600	16,699
Yumeshin Holdings Co. Ltd.(2)	2,900	24,812
Yurtec Corp.	2,300	16,984
Yushin Precision Equipment Co. Ltd.	200	1,755
Z Holdings Corp.	74,000	450,153
Zenkoku Hosho Co. Ltd.	3,700	170,756
Zenrin Co. Ltd.	2,800	34,837
Zensho Holdings Co. Ltd.	5,067	135,578
Zeon Corp.	3,500	51,675
ZERIA Pharmaceutical Co. Ltd.	100	1,872
ZOZO, Inc.	3,000	93,715
		127,323,244
Netherlands — 3.5%
Aalberts NV	7,291	339,771

Avantis International Equity ETF
	Shares	Value
ABN AMRO Bank NV, CVA(1)	12,699	$145,813
Accell Group NV(1)	1,243	45,775
Adyen NV(1)	548	1,265,100
Aegon NV	76,422	361,476
AerCap Holdings NV(1)	12,795	616,463
Akzo Nobel NV	8,950	923,723
AMG Advanced Metallurgical Group NV(2)	3,898	141,705
Arcadis NV(1)	1,945	66,259
ASM International NV	2,892	779,779
ASML Holding NV, NY Shares	5,737	3,253,395
ASR Nederland NV	9,367	390,932
Basic-Fit NV(1)	4,028	170,825
BE Semiconductor Industries NV	8,984	678,241
Boskalis Westminster(1)	7,811	240,071
Coca-Cola European Partners plc	7,519	383,093
Corbion NV	10,534	597,518
Fastned BV(1)	168	14,008
Flow Traders	3,606	146,982
ForFarmers NV	2,603	17,145
Fugro NV, CVA(1)	9,522	100,542
Heijmans NV, CVA(1)(2)	925	15,064
Heineken Holding NV	1,152	98,753
Heineken NV(2)	1,253	123,238
IMCD NV	1,186	145,623
ING Groep NV, ADR	143,868	1,563,845
Intertrust NV(1)	499	8,107
Just Eat Takeaway.com NV(1)(2)	849	81,812
Kendrion NV(1)	859	22,025
Koninklijke Ahold Delhaize NV	41,146	1,084,144
Koninklijke BAM Groep NV(1)	14,462	38,787
Koninklijke DSM NV	6,333	1,042,039
Koninklijke KPN NV	226,180	738,878
Koninklijke Philips NV(1)	10,008	544,435
Koninklijke Vopak NV	5,987	285,370
NN Group NV	15,576	717,690
OCI NV(1)	2,757	59,194
Pharming Group NV(1)(2)	184,523	244,857
PostNL NV(1)	28,634	121,674
Prosus NV(1)	4,057	480,576
Randstad NV(1)	6,476	431,165
SBM Offshore NV	9,732	172,390
SIF Holding NV(1)	1,039	19,753
Signify NV(1)	7,325	317,668
TKH Group NV, CVA	2,232	111,255
TomTom NV(1)	2,232	20,951
Van Lanschot Kempen NV(1)	785	20,313
Wolters Kluwer NV	5,776	457,672
		19,645,894
New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(1)	12,327	85,596
Air New Zealand Ltd.(1)	33,775	38,583

Avantis International Equity ETF
	Shares	Value
Arvida Group Ltd.	32,922	$40,427
Auckland International Airport Ltd.(1)	20,990	114,162
Chorus Ltd.	22,152	126,187
Contact Energy Ltd.	26,992	133,188
Fisher & Paykel Healthcare Corp. Ltd.	4,480	94,584
Fletcher Building Ltd.	59,532	276,875
Genesis Energy Ltd.	21,803	54,681
Hallenstein Glasson Holdings Ltd.	3,630	18,920
Infratil Ltd.	15,312	80,703
Kathmandu Holdings Ltd.(1)(2)	33,513	30,896
Mercury NZ Ltd.	21,178	92,620
Meridian Energy Ltd.	16,102	66,087
New Zealand Refining Co. Ltd. (The)(1)	20,653	6,891
NZX Ltd.	4,193	5,843
Oceania Healthcare Ltd.	31,709	33,199
Pushpay Holdings Ltd.(1)	17,400	21,551
Restaurant Brands New Zealand Ltd.(1)	933	8,255
Ryman Healthcare Ltd.	4,632	48,984
Sanford Ltd.	3,517	11,234
SKYCITY Entertainment Group Ltd.(1)	31,157	68,353
Spark New Zealand Ltd.	64,496	213,296
Summerset Group Holdings Ltd.	11,585	107,416
Synlait Milk Ltd.(1)	2,201	6,411
Tourism Holdings Ltd.(1)	5,450	8,861
TOWER Ltd.(1)	33,102	17,825
Vista Group International Ltd.(1)	7,776	9,536
Z Energy Ltd.(1)	43,545	85,792
		1,906,956
Norway — 0.8%
Adevinta ASA(1)	2,310	32,313
Aker BP ASA	3,762	98,509
Aker Offshore Wind AS(1)	1,099	897
Aker Solutions ASA(1)	20,891	31,715
American Shipping Co. ASA(1)	3,379	11,662
ArcticZymes Technologies ASA(1)	2,740	24,820
Atea ASA(1)	1,984	33,683
Austevoll Seafood ASA	2,270	26,099
Avance Gas Holding Ltd.(2)	6,698	25,102
Axactor SE(1)	1,700	1,769
B2Holding ASA(1)	18,817	16,300
Bakkafrost P/F(1)	659	46,930
Bonheur ASA	308	8,093
Borr Drilling Ltd.(1)(2)	17,738	20,589
Borregaard ASA	3,553	67,246
BW Energy Ltd.(1)	5,260	15,298
BW LPG Ltd.	7,877	47,101
BW Offshore Ltd.	8,301	33,930
Crayon Group Holding ASA(1)	1,419	22,939
DNB ASA(2)	17,942	349,470
DNO ASA(1)	41,599	39,276
Entra ASA	3,827	79,712

Avantis International Equity ETF
	Shares	Value
Equinor ASA, ADR(2)	21,111	$400,265
Europris ASA	11,570	67,907
Fjordkraft Holding ASA	1,961	14,548
FLEX LNG Ltd.	1,932	16,601
Frontline Ltd.(2)	4,784	32,388
Gjensidige Forsikring ASA(2)	2,632	60,438
Golden Ocean Group Ltd.	5,058	30,322
Grieg Seafood ASA(1)(2)	2,108	20,070
Hexagon Composites ASA(1)	22	130
Hexagon Purus Holding AS(1)(2)	4	24
Hunter Group ASA(1)	48,000	16,179
Kid ASA	1,591	18,865
Kitron ASA	6,243	12,261
Kongsberg Automotive ASA(1)	76,804	28,007
Kongsberg Gruppen ASA	4,735	96,682
Leroy Seafood Group ASA	7,101	57,211
Magseis Fairfield ASA(1)	24,143	14,203
Mowi ASA	7,331	177,613
NEL ASA(1)	5,134	14,975
Nordic Semiconductor ASA(1)	2,985	56,372
Norsk Hydro ASA	49,531	274,782
Norske Skog ASA	4,551	16,926
Norwegian Finans Holding ASA(1)	8,436	74,586
Ocean Yield ASA(2)	4,671	14,875
Odfjell Drilling Ltd.(1)(2)	7,533	18,803
Orkla ASA	9,857	90,859
Otello Corp ASA(1)	1,983	7,529
Pareto Bank ASA	2,473	12,173
PGS ASA(1)	57,125	37,220
Salmar ASA	1,216	80,111
Sbanken ASA(1)(2)	4,217	40,289
Scatec ASA	146	4,232
Schibsted ASA, B Shares(1)	1,788	61,376
Schibsted ASA, Class A(1)	1,416	57,345
SpareBank 1 BV	2,242	10,950
SpareBank 1 Nord Norge	8,972	79,602
Sparebank 1 Oestlandet	2,757	32,274
SpareBank 1 SMN	7,802	90,025
SpareBank 1 SR-Bank ASA(1)	6,418	74,043
Sparebanken Vest	6,101	53,583
Stolt-Nielsen Ltd.	2,348	31,228
Storebrand ASA(1)	18,314	156,739
Subsea 7 SA(1)	13,760	143,659
Telenor ASA	12,916	209,094
TGS Nopec Geophysical Co. ASA	7,946	125,945
TOMRA Systems ASA	926	39,642
Veidekke ASA	8,217	107,339
Wallenius Wilhelmsen ASA(1)	7,143	19,718
XXL ASA(1)	9,285	20,911
Yara International ASA	4,110	197,789
		4,352,161

Avantis International Equity ETF
	Shares	Value
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares(1)(2)	307,993	$43,536
CTT-Correios de Portugal SA(1)	9,581	28,859
EDP - Energias de Portugal SA	70,418	402,117
Galp Energia SGPS SA	13,019	146,137
Jeronimo Martins SGPS SA	3,277	50,801
NOS SGPS SA	11,280	37,750
REN - Redes Energeticas Nacionais SGPS SA	26,532	72,748
Semapa-Sociedade de Investimento e Gestao	1,881	26,963
Sonae SGPS SA	34,835	28,574
		837,485
Singapore — 1.1%
Accordia Golf Trust	91,400	49,696
AEM Holdings Ltd.	22,800	68,510
Aspial Corp. Ltd.(1)	38,300	3,878
Boustead Singapore Ltd.	1,000	667
CapitaLand Ltd.	165,300	392,039
Centurion Corp. Ltd.	1,800	459
China Sunsine Chemical Holdings Ltd.	40,500	14,730
City Developments Ltd.	13,200	72,724
ComfortDelGro Corp. Ltd.	184,600	222,273
COSCO Shipping International Singapore Co. Ltd.(1)	100,700	20,275
DBS Group Holdings Ltd.	43,018	852,641
Far East Orchard Ltd.	15,700	12,452
First Resources Ltd.	46,500	50,364
Frencken Group Ltd.	59,900	60,250
Golden Agri-Resources Ltd.	454,700	65,114
GuocoLand Ltd.	16,800	19,588
Hong Leong Asia Ltd.	13,900	7,536
Hutchison Port Holdings Trust, U Shares	629,800	150,304
iFAST Corp. Ltd.	10,700	45,440
Indofood Agri Resources Ltd.(1)	80,500	17,198
Japfa Ltd.	54,500	36,661
Jardine Cycle & Carriage Ltd.	3,900	61,329
Keppel Corp. Ltd.	63,200	239,205
Keppel Infrastructure Trust	92,600	37,796
KSH Holdings Ltd.	3,100	792
Lian Beng Group Ltd.(1)	52,600	18,115
Mandarin Oriental International Ltd.(1)	14,400	24,446
Medtecs International Corp. Ltd.	35,900	29,208
Mewah International, Inc.	26,100	6,734
NetLink NBN Trust	47,900	34,097
OUE Ltd.	16,700	14,509
Oversea-Chinese Banking Corp. Ltd.	62,892	515,207
QAF Ltd.	13,000	9,537
Raffles Medical Group Ltd.	52,100	42,845
SATS Ltd.(1)	17,500	57,326
Sembcorp Industries Ltd.	62,000	80,125
Sembcorp Marine Ltd.(1)(2)	305,053	34,577
Sheng Siong Group Ltd.	49,100	57,198
Silverlake Axis Ltd.	62,000	11,102

Avantis International Equity ETF
	Shares	Value
Singapore Airlines Ltd.(1)	57,550	$213,116
Singapore Exchange Ltd.	23,200	172,934
Singapore Post Ltd.	152,200	79,272
Singapore Press Holdings Ltd.	110,200	115,230
Singapore Technologies Engineering Ltd.	72,800	204,268
Singapore Telecommunications Ltd.	145,200	255,308
SingHaiyi Group Ltd.(1)	39,300	2,102
Stamford Land Corp. Ltd.	52,700	13,272
StarHub Ltd.	47,500	45,128
Sunningdale Tech Ltd.	12,000	14,738
UMS Holdings Ltd.	29,000	24,860
United Overseas Bank Ltd.	29,800	548,219
UOL Group Ltd.	28,500	157,611
Venture Corp. Ltd.	3,400	48,698
Wilmar International Ltd.	70,500	277,952
Wing Tai Holdings Ltd.	15,500	22,153
Yangzijiang Shipbuilding Holdings Ltd.	342,800	274,158
Yanlord Land Group Ltd.	45,000	38,718
		5,944,684
Spain — 2.2%
Acciona SA(2)	2,117	339,824
Acerinox SA	8,726	101,479
ACS Actividades de Construccion y Servicios SA	15,757	481,546
Aena SME SA(1)	2,112	358,907
Almirall SA(1)	6,259	83,425
Amadeus IT Group SA(1)	5,257	364,572
Applus Services SA(1)	13,771	141,683
Atresmedia Corp. de Medios de Comunicacion SA(1)	6,376	26,499
Banco Bilbao Vizcaya Argentaria SA, ADR	222,867	1,241,369
Banco de Sabadell SA	478,659	239,600
Banco Santander SA, ADR(1)	338,299	1,187,429
Bankia SA	63,037	124,275
Bankinter SA(2)	21,199	140,411
CaixaBank SA	131,427	381,531
Cellnex Telecom SA	5,377	292,224
Cia de Distribucion Integral Logista Holdings SA(2)	2,717	52,414
CIE Automotive SA(2)	4,601	126,304
Construcciones y Auxiliar de Ferrocarriles SA	2,072	91,731
Ebro Foods SA	3,415	73,509
Enagas SA	20,113	421,326
Ence Energia y Celulosa SA(1)(2)	7,147	36,646
Endesa SA	15,689	388,276
Ercros SA	3,402	9,902
Euskaltel SA	4,353	43,379
Faes Farma SA	17,767	78,539
Ferrovial SA	10,641	264,910
Fomento de Construcciones y Contratas SA	4,225	49,992
Gestamp Automocion SA(1)	6,616	35,927
Global Dominion Access SA(1)	11,687	56,359
Grifols SA(2)	1,945	48,853
Grupo Catalana Occidente SA	2,683	100,008

Avantis International Equity ETF
	Shares	Value
Iberdrola SA	92,474	$1,160,986
Indra Sistemas SA(1)	3,346	29,358
Industria de Diseno Textil SA	15,441	508,616
Liberbank SA(1)	213,651	66,478
Mapfre SA	51,790	98,097
Mediaset Espana Comunicacion SA(1)	7,678	46,037
Melia Hotels International SA(1)	9,892	83,510
Metrovacesa SA(1)	2,635	19,918
Miquel y Costas & Miquel SA	470	7,937
Naturgy Energy Group SA	10,976	273,291
Neinor Homes SA(1)	5,876	74,547
Obrascon Huarte Lain SA(1)(2)	17,642	12,467
Pharma Mar SA	1,494	197,507
Prosegur Cash SA	27,680	26,376
Prosegur Cia de Seguridad SA	11,546	35,577
Red Electrica Corp. SA	22,093	368,032
Repsol SA	18,456	231,817
Sacyr SA	55,039	138,895
Siemens Gamesa Renewable Energy SA	12,902	477,576
Solaria Energia y Medio Ambiente SA(1)	1,105	24,798
Talgo SA(1)	5,994	31,529
Tecnicas Reunidas SA(1)	2,375	34,709
Telefonica SA, ADR(2)	91,248	396,016
Tubacex SA(1)(2)	5,191	8,490
Unicaja Banco SA(1)	105,904	92,728
Viscofan SA	2,119	148,840
Zardoya Otis SA	10,117	65,180
		12,042,161
Sweden — 3.7%
AAK AB	4,963	106,346
AcadeMedia AB	7,660	76,644
AddTech AB, B Shares	13,838	201,140
AF POYRY AB(1)	2,558	69,601
Africa Oil Corp.(1)	31,000	30,937
Alfa Laval AB(1)	5,317	164,490
Alimak Group AB	1,945	30,586
Amasten Fastighets AB(1)	24,279	23,694
Ambea AB(1)	1,724	14,392
Arjo AB, B Shares	11,299	82,034
Assa Abloy AB, B Shares	6,393	160,235
Atlas Copco AB, B Shares	5,596	270,408
Atlas Copco AB, A Shares	10,600	604,997
Atrium Ljungberg AB, B Shares	2,651	49,952
Avanza Bank Holding AB	9,760	305,793
Axfood AB	4,284	102,027
Beijer Ref AB	2,380	100,490
BHG Group AB(1)	1,975	30,590
Bilia AB, A Shares(1)	11,525	154,133
BillerudKorsnas AB	11,941	218,658
BioGaia AB, B Shares	727	36,378
Biotage AB(1)	1,215	21,856

Avantis International Equity ETF
	Shares	Value
Boliden AB	11,857	$469,556
Bonava AB, B Shares(1)	8,418	89,666
Boozt AB(1)	8,909	185,428
Bravida Holding AB	3,771	47,866
Bufab AB(1)	973	24,226
Bure Equity AB	4,647	147,468
Byggmax Group AB(1)	4,909	30,427
Calliditas Therapeutics AB, B Shares(1)	969	13,861
Castellum AB	7,314	170,612
Catena AB	745	33,837
Catena Media plc(1)	4,844	22,547
Cibus Nordic Real Estate AB	1,821	34,905
Clas Ohlson AB, B Shares(1)	3,774	33,919
Cloetta AB, B Shares	9,102	24,978
Collector AB(1)	7,374	21,461
Coor Service Management Holding AB(1)	3,466	24,036
Dios Fastigheter AB	8,090	64,724
Dometic Group AB(1)	3,245	44,717
Elanders AB, B Shares(1)	1,424	28,276
Electrolux AB, Series B	16,213	382,871
Electrolux Professional AB, B Shares(1)	14,741	78,391
Elekta AB, B Shares	7,278	98,122
Embracer Group AB(1)	3,441	92,890
Eolus Vind AB, B Shares(2)	3,678	83,662
Epiroc AB, A Shares	23,110	490,341
Epiroc AB, B Shares	12,622	248,380
EQT AB	5,255	146,152
Essity AB, B Shares	13,925	418,032
Evolution Gaming Group AB	3,811	474,441
Fabege AB	8,143	113,249
Fastighets AB Balder, B Shares(1)	1,711	81,760
Fingerprint Cards AB, B Shares(1)	5,845	20,241
Fortnox AB	2,920	163,387
G5 Entertainment AB	690	39,730
Getinge AB, B Shares	5,763	145,612
Granges AB(1)	10,848	137,841
H & M Hennes & Mauritz AB, B Shares(1)	18,393	433,387
Haldex AB(1)	2,396	13,587
Hansa Biopharma AB(1)	727	13,772
Hexagon AB, B Shares	3,853	320,987
Hexatronic Group AB(1)	1,078	13,275
Hexpol AB	4,793	51,415
HMS Networks AB(1)	718	25,294
Hoist Finance AB(1)(2)	10,139	48,811
Holmen AB, B Shares	4,340	190,866
Hufvudstaden AB, A Shares	4,351	61,775
Husqvarna AB, B Shares	29,973	365,570
ICA Gruppen AB	3,119	148,007
Indutrade AB(1)	13,967	318,141
Instalco AB	1,169	42,838
Intrum AB(2)	994	27,657

Avantis International Equity ETF
	Shares	Value
Investment AB Latour, B Shares	2,032	$46,174
INVISIO AB	1,375	33,250
Inwido AB(1)	6,499	98,450
JM AB(2)	1,050	36,739
Karo Pharma AB(1)	4,396	26,171
Klovern AB, B Shares	49,361	74,834
KNOW IT AB(1)	1,731	52,889
Kopparbergs Bryggeri AB, B Shares	1,643	32,700
Kungsleden AB	9,269	94,997
Lifco AB, B Shares	802	76,222
Lime Technologies AB	546	28,812
Lindab International AB	2,594	56,555
Loomis AB	3,842	100,310
Lundin Energy AB	2,258	73,016
Maha Energy AB(1)	10,128	16,591
Mekonomen AB(1)	4,299	56,763
Millicom International Cellular SA, SDR(1)	3,155	118,385
MIPS AB	1,298	101,302
Modern Times Group MTG AB, B Shares(1)(2)	13,379	195,513
Momentum Group AB, Class B(1)	945	15,271
Munters Group AB(1)	2,707	23,247
Mycronic AB	3,786	94,898
NCC AB, B Shares	8,172	135,442
New Wave Group AB, B Shares(1)	4,161	33,851
Nibe Industrier AB, B Shares	11,129	348,903
Nobia AB(1)	7,637	55,713
Nobina AB(1)	7,154	55,185
Nolato AB, B Shares(1)	2,027	181,119
Nordea Bank Abp(1)	73,973	668,478
Nordic Entertainment Group AB, B Shares(1)	5,738	260,798
Nordic Waterproofing Holding AB(1)	800	14,364
NP3 Fastigheter AB	2,635	41,500
Nyfosa AB(1)	7,268	69,968
Oncopeptides AB(1)	893	19,065
Ovzon AB(1)	906	8,379
Pandox AB(1)	5,765	102,149
Paradox Interactive AB	2,486	51,487
Peab AB, Class B(1)	13,643	161,704
Platzer Fastigheter Holding AB, B Shares	2,543	32,137
RaySearch Laboratories AB(1)	2,073	22,855
Resurs Holding AB(1)	8,882	48,948
Saab AB, B Shares(1)	1,726	45,656
Sagax AB, D Shares	2,138	7,925
Samhallsbyggnadsbolaget i Norden AB(2)	23,034	71,995
Samhallsbyggnadsbolaget i Norden AB, D Shares	2,746	9,673
Sandvik AB(1)	31,826	854,171
Scandi Standard AB(1)	6,354	44,620
Scandic Hotels Group AB(1)(2)	6,164	28,669
Sdiptech AB, Class B(1)	596	22,512
Securitas AB, B Shares	5,446	83,473
Sinch AB(1)	674	125,855

Avantis International Equity ETF
	Shares	Value
Skandinaviska Enskilda Banken AB, A Shares(1)	46,827	$538,840
Skanska AB, B Shares	5,336	129,384
SKF AB, B Shares	21,846	595,098
SkiStar AB(1)	2,108	31,551
Spotify Technology SA(1)	1,003	308,302
SSAB AB, B Shares(1)	26,759	105,058
SSAB AB, A Shares(1)	9,230	39,882
Stillfront Group AB(1)	9,000	98,390
Svenska Cellulosa AB SCA, B Shares(1)	13,681	235,300
Svenska Handelsbanken AB, A Shares(1)	41,847	441,080
Sweco AB, B Shares	3,510	50,463
Swedbank AB, A Shares	28,084	491,153
Swedish Orphan Biovitrum AB(1)	4,911	80,067
Tele2 AB, B Shares	4,153	52,163
Telefonaktiebolaget LM Ericsson, ADR	48,154	603,370
Telia Co. AB	66,492	267,691
Tethys Oil AB	3,498	26,383
Thule Group AB(1)	1,294	54,090
Tobii AB(1)	920	6,708
Trelleborg AB, B Shares(1)	7,700	195,905
Troax Group AB	2,594	75,218
Vitec Software Group AB, B Shares	1,945	89,572
Vitrolife AB(1)	1,314	42,574
Volvo AB, B Shares(1)	41,748	1,066,036
Wallenstam AB, B Shares	4,681	65,608
Wihlborgs Fastigheter AB	4,719	91,100
Xvivo Perfusion AB(1)	617	22,504
		20,521,548
Switzerland — 7.9%
ABB Ltd., ADR(2)	18,929	544,777
Adecco Group AG	9,226	578,774
Alcon, Inc.(1)	9,518	652,743
Allreal Holding AG(1)	666	134,898
ALSO Holding AG(1)	776	210,140
Aluflexpack AG(1)	1,143	45,296
ams AG(1)	18,734	440,124
Arbonia AG(1)	4,307	72,162
Aryzta AG(1)	31,803	27,261
Ascom Holding AG(1)	3,139	49,741
Autoneum Holding AG(1)	359	64,548
Bachem Holding AG, Class B	291	110,456
Baloise Holding AG	2,239	390,561
Banque Cantonale Vaudoise	1,115	116,921
Barry Callebaut AG	98	211,712
Basilea Pharmaceutica AG(1)	127	6,482
Belimo Holding AG	27	197,502
BKW AG	523	57,998
Bobst Group SA	462	31,105
Bossard Holding AG, Class A	436	92,200
Bucher Industries AG	740	357,029
Burckhardt Compression Holding AG	372	136,167

Avantis International Equity ETF
	Shares	Value
Cembra Money Bank AG	1,846	$192,237
Chocoladefabriken Lindt & Spruengli AG	4	354,057
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	40	335,299
Cie Financiere Richemont SA	12,047	1,159,524
Clariant AG(1)	20,765	433,847
Comet Holding AG	329	77,022
Conzzeta AG	150	208,079
COSMO Pharmaceuticals NV(1)(2)	157	14,375
Credit Suisse Group AG, ADR(2)	128,318	1,854,195
Daetwyler Holding AG	532	160,792
DKSH Holding AG	2,308	172,377
dormakaba Holding AG	246	149,525
Dufry AG(1)	467	31,904
EFG International AG(1)	4,301	30,838
Emmi AG	137	135,542
EMS-Chemie Holding AG(1)	300	265,073
Flughafen Zurich AG(1)	1,700	299,422
Forbo Holding AG	115	198,322
Galenica AG	2,465	158,362
Geberit AG	1,175	692,489
Georg Fischer AG	415	533,213
Givaudan SA	99	372,938
Helvetia Holding AG	2,100	230,088
Huber + Suhner AG	1,056	81,197
Idorsia Ltd.(1)	877	23,980
Implenia AG	944	30,353
Ina Invest Holding AG(1)	30	639
Inficon Holding AG	180	197,845
Interroll Holding AG	85	270,718
Intershop Holding AG	76	49,413
Julius Baer Group Ltd.	15,158	929,571
Kardex Holding AG	970	205,665
Komax Holding AG(1)	188	48,643
Kuehne + Nagel International AG	2,380	564,235
LafargeHolcim Ltd.(1)	19,827	1,093,026
Landis+Gyr Group AG(1)	974	67,513
LEM Holding SA	34	67,427
Leonteq AG(1)	646	30,354
Logitech International SA	12,240	1,303,264
Lonza Group AG	811	510,957
Medacta Group SA(1)	682	77,709
Meyer Burger Technology AG(1)	74,197	36,048
Mobilezone Holding AG	2,349	27,369
Mobimo Holding AG(1)	364	113,233
Molecular Partners AG(1)	12	307
Nestle SA	27,062	2,825,972
Novartis AG, ADR	44,814	3,849,971
OC Oerlikon Corp. AG	10,191	109,716
Orior AG	902	74,323
Partners Group Holding AG	941	1,126,948
Peach Property Group AG(1)	383	18,815

Avantis International Equity ETF
	Shares	Value
PSP Swiss Property AG	1,881	$224,128
Rieter Holding AG	150	18,046
Roche Holding AG(1)	15,509	5,069,612
Schindler Holding AG	858	228,409
Schindler Holding AG, Bearer Participation Certificate	1,834	500,302
Schweiter Technologies AG	78	131,515
Sensirion Holding AG(1)	618	38,937
SFS Group AG	1,099	137,350
SGS SA	176	502,033
Siegfried Holding AG(1)	213	166,101
SIG Combibloc Group AG(1)	8,562	189,891
Sika AG	2,098	553,084
Softwareone Holding AG(1)	8,246	235,616
Sonova Holding AG(1)	640	163,747
St Galler Kantonalbank AG	107	49,764
Straumann Holding AG	315	379,713
Sulzer AG	1,660	186,627
Swatch Group AG (The)	1,999	114,677
Swatch Group AG (The), Bearer Shares	1,242	370,169
Swiss Life Holding AG(1)	1,722	855,970
Swiss Prime Site AG(1)	3,595	335,677
Swiss Re AG	9,050	849,863
Swisscom AG	1,370	687,428
Swissquote Group Holding SA	738	85,411
Tecan Group AG	731	306,727
Temenos AG(1)	3,789	509,665
u-blox Holding AG(1)	658	51,696
UBS Group AG(1)	132,635	2,058,495
Valiant Holding AG(1)	652	65,297
Valora Holding AG(1)	388	88,238
VAT Group AG(1)	1,013	280,893
Vetropack Holding AG(1)	167	10,493
Vifor Pharma AG	2,279	283,279
Vontobel Holding AG	1,586	120,462
VZ Holding AG	219	18,286
Zehnder Group AG	973	73,924
Zurich Insurance Group AG(1)	3,253	1,326,441
		43,591,294
United Kingdom — 13.5%
3i Group plc	20,811	320,027
Admiral Group plc	12,491	537,324
Aggreko plc	25,804	287,458
AJ Bell plc	20,543	120,880
Anglo American plc	36,888	1,419,306
Anglo Asian Mining plc	19,098	39,306
Anglo Pacific Group plc	13,453	25,794
Antofagasta plc	11,841	293,965
AO World plc(1)	32,707	129,408
Arix Bioscience plc(1)	2,560	6,729
Arrow Global Group plc(1)	4,428	16,376
Ashmore Group plc	13,871	79,681

Avantis International Equity ETF
	Shares	Value
Ashtead Group plc	24,562	$1,327,380
ASOS plc(1)	866	67,562
Associated British Foods plc(1)	5,306	175,008
Aston Martin Lagonda Global Holdings plc(1)	876	24,506
AstraZeneca plc, ADR(2)	41,624	2,013,769
Atalaya Mining plc(1)	2,228	10,229
Auto Trader Group plc(1)	47,625	364,342
Avast plc	12,128	78,043
AVEVA Group plc	1,122	53,063
Aviva plc	143,592	723,712
B&M European Value Retail SA	44,339	337,473
Babcock International Group plc(1)	4,602	16,554
BAE Systems plc	33,977	228,996
Bank of Georgia Group plc(1)	2,908	40,427
Barclays plc, ADR(2)	226,964	2,004,092
Barratt Developments plc(1)	21,362	197,654
Beazley plc(1)	8,997	43,332
Bellway plc	5,800	226,194
Berkeley Group Holdings plc	2,837	159,641
BHP Group plc, ADR(2)	25,233	1,595,483
Biffa plc(1)	25,434	90,351
Bloomsbury Publishing plc	2,268	8,471
Bodycote plc	19,877	199,096
boohoo Group plc(1)	27,866	130,770
BP plc, ADR	79,269	1,934,956
Brewin Dolphin Holdings plc	8,243	33,592
Britvic plc	20,255	228,416
BT Group plc(1)	332,699	572,530
Bunzl plc	9,306	289,964
Burberry Group plc(1)	17,699	447,537
Burford Capital Ltd.(1)	17,108	145,802
Cairn Energy plc	66,256	175,698
Capita plc(1)	105,880	66,539
Carnival plc, ADR(1)(2)	3,002	67,725
Centamin plc	87,011	122,477
Central Asia Metals plc	12,787	42,923
Centrica plc(1)	229,671	167,873
Chemring Group plc	34,037	131,194
Clinigen Group plc	6,339	63,013
Clipper Logistics plc	6,659	54,839
Close Brothers Group plc	12,090	261,761
CMC Markets plc	6,866	38,835
Coats Group plc(1)	159,837	137,899
Coca-Cola HBC AG(1)	7,136	222,487
Compass Group plc(1)	32,917	667,010
Computacenter plc	2,706	78,610
ContourGlobal plc	19,405	55,582
ConvaTec Group plc	20,997	54,987
Countryside Properties plc(1)	8,376	54,330
Cranswick plc	777	36,719
Crest Nicholson Holdings plc(1)	16,845	75,377

Avantis International Equity ETF
	Shares	Value
Croda International plc	4,924	$423,058
CVS Group plc(1)	6,411	151,753
DCC plc	775	62,287
De La Rue plc(1)	15,065	36,397
Devro plc	15,208	37,070
Diageo plc, ADR	10,471	1,651,696
Diploma plc	2,354	76,010
Direct Line Insurance Group plc	62,386	278,551
Diversified Gas & Oil plc	69,093	120,304
Domino's Pizza Group plc	10,014	42,696
dotdigital group plc	27,196	63,294
Drax Group plc	47,556	253,183
DS Smith plc(1)	28,365	156,996
Dunelm Group plc(1)	9,643	168,870
easyJet plc(1)	12,754	175,029
Electrocomponents plc	41,838	565,245
Elementis plc(1)	20,608	36,205
EMIS Group plc	5,398	79,830
Ergomed plc(1)	4,507	78,458
Esken Ltd.(1)	2,704	1,281
Essentra plc(1)	5,873	23,964
Evraz plc	19,752	157,093
Experian plc	14,496	458,280
Ferguson plc	9,146	1,071,584
Ferrexpo plc	26,252	122,578
Firstgroup plc(1)	25,200	31,611
Forterra plc(1)	20,269	72,767
Frasers Group plc(1)	13,645	89,165
Fresnillo plc	3,635	46,059
Frontier Developments plc(1)	2,362	80,158
Future plc	197	5,340
G4S plc(1)	50,867	172,068
Games Workshop Group plc	3,363	447,666
Gateley Holdings plc(1)	8,056	19,859
Genus plc	1,076	75,268
GlaxoSmithKline plc, ADR	37,302	1,253,720
Glencore plc(1)	348,408	1,407,908
Go-Ahead Group plc (The)(1)	4,618	75,233
GoCo Group plc(1)	63	116
Golar LNG Ltd.(1)	2,237	25,256
Grafton Group plc	14,656	201,246
Grainger plc	18,353	68,715
Greencore Group plc(1)	4,476	9,470
Greggs plc(1)	8,215	238,748
Gulf Keystone Petroleum Ltd.(1)	18,857	44,636
Gym Group plc (The)(1)	10,982	36,499
Halfords Group plc(1)	21,403	86,315
Halma plc	12,327	389,209
Hargreaves Lansdown plc	15,874	333,933
Hays plc(1)	90,519	191,750
Helical plc	7,241	38,330

Avantis International Equity ETF
	Shares	Value
Hikma Pharmaceuticals plc	5,142	$159,915
Hill & Smith Holdings plc	3,353	59,359
Hiscox Ltd.(1)	3,579	46,940
Hochschild Mining plc	12,433	37,235
HomeServe plc	4,390	63,650
Hotel Chocolat Group plc(1)(2)	3,208	16,282
Howden Joinery Group plc(1)	43,997	425,708
HSBC Holdings plc, ADR(1)(2)	87,411	2,596,981
Hunting plc	2,379	8,354
Ibstock plc(1)	34,853	103,359
IG Group Holdings plc	30,326	329,075
IMI plc	20,009	364,769
Impax Asset Management Group plc	1,271	12,888
Inchcape plc(1)	29,505	291,336
Indivior plc(1)	94,194	168,208
Informa plc(1)	9,795	75,139
IntegraFin Holdings plc	20,659	143,110
InterContinental Hotels Group plc(1)	2,368	165,867
Intermediate Capital Group plc	4,784	115,341
Intertek Group plc	7,477	557,804
Investec plc	36,300	98,612
IQE plc(1)	6,968	7,112
ITV plc(1)	190,317	291,180
IWG plc(1)	71,397	357,008
J D Wetherspoon plc(1)	7,597	130,509
J Sainsbury plc	140,362	442,249
Jadestone Energy, Inc.(1)	14,100	14,564
JD Sports Fashion plc(1)	24,013	277,702
JET2 plc(1)	12,516	253,516
John Laing Group plc	15,822	66,461
John Wood Group plc(1)	21,811	91,050
Johnson Matthey plc	3,947	167,943
Just Group plc(1)	79,845	100,441
Kainos Group plc	8,241	151,040
KAZ Minerals plc	10,413	121,076
Keller Group plc	7,895	86,020
Kingfisher plc(1)	125,293	463,167
Lancashire Holdings Ltd.	4,812	41,094
Legal & General Group plc	108,692	392,493
Liberty Global plc, Class A(1)	3,273	80,598
Liberty Global plc, Class C(1)	9,022	219,235
Liontrust Asset Management plc	3,818	66,755
Lloyds Banking Group plc, ADR(1)	776,264	1,661,205
London Stock Exchange Group plc	3,681	493,098
Lookers plc(1)	15,485	8,867
LSL Property Services plc(1)	531	1,910
Luceco plc	6,669	21,860
Luxfer Holdings plc	1,604	30,733
M&G plc	147,973	379,069
Man Group plc	16,582	34,623
Marks & Spencer Group plc(1)	101,771	201,144

Avantis International Equity ETF
	Shares	Value
Marshalls plc(1)	6,782	$64,416
Marston's plc(1)	82,986	110,587
Mediclinic International plc(1)	11,551	45,840
Meggitt plc(1)	22,372	131,326
Micro Focus International plc, ADR(1)	3,532	20,627
Mitchells & Butlers plc(1)(2)	19,759	83,462
Mondi plc	22,735	546,024
Moneysupermarket.com Group plc	34,092	137,542
Morgan Advanced Materials plc	28,011	120,935
Morgan Sindall Group plc	2,051	47,146
Mortgage Advice Bureau Holdings Ltd.	3,646	46,778
Motorpoint group plc(1)	10,122	40,266
National Grid plc, ADR	13,481	753,453
Natwest Group plc, ADR(1)(2)	145,989	741,624
NCC Group plc	2,527	9,245
Network International Holdings plc(1)	16,719	86,245
Next plc(1)	6,825	717,396
Ninety One plc	12,950	39,577
Norcros plc(1)	2,747	8,801
Numis Corp. plc	1,412	6,521
Ocado Group plc(1)	6,767	207,363
On the Beach Group plc(1)	4,457	24,589
OSB Group plc(1)	40,698	251,279
Pagegroup plc(1)	33,457	222,737
Pan African Resources plc(2)	226,122	53,687
Pantheon Resources plc(1)	23,603	12,854
Paragon Banking Group plc	20,205	126,484
Pearson plc, ADR(2)	7,213	75,592
Pennon Group plc	15,919	193,819
Persimmon plc	9,845	355,096
Petrofac Ltd.(1)(2)	26,819	48,672
Petropavlovsk plc(1)(2)	381,769	145,551
Phoenix Group Holdings plc	40,313	398,681
Photo-Me International plc(1)	28,776	19,765
Playtech plc(1)	29,139	191,694
Plus500 Ltd.	13,902	264,717
Premier Foods plc(1)	84,379	106,248
Premier Miton Group plc	5,735	11,088
Premier Oil plc(1)(2)	63,253	25,118
Provident Financial plc(1)	12,666	49,410
Prudential plc, ADR(2)	8,097	319,832
PZ Cussons plc	21,541	73,302
QinetiQ Group plc	9,035	37,531
Quilter plc	148,494	301,958
Rathbone Brothers plc	3,647	78,329
Reach plc(1)	42,301	139,510
Reckitt Benckiser Group plc	9,038	755,826
Redde Northgate plc	26,841	102,827
Redrow plc	14,544	110,402
RELX plc, ADR(2)	34,755	816,395
Renewi plc(1)	64,239	38,918

Avantis International Equity ETF
	Shares	Value
Renishaw plc(1)	638	$51,010
Rentokil Initial plc(1)	42,281	274,840
Restore plc(1)	6,351	30,430
Rhi Magnesita NV	1,745	95,434
Rightmove plc(1)	52,399	412,394
Rio Tinto plc, ADR(2)	31,671	2,768,045
RM plc(1)	7,642	22,265
Rolls-Royce Holdings plc(1)	119,429	179,124
Rotork plc	22,861	113,592
Royal Dutch Shell plc, Class A ADR(2)	56,404	2,314,256
Royal Dutch Shell plc, Class B ADR	51,105	1,986,962
Royal Mail plc(1)	91,621	577,699
RSA Insurance Group plc	53,257	501,107
RWS Holdings plc	3,370	28,403
Sabre Insurance Group plc	4,889	16,513
Saga plc(1)(2)	1,209	6,349
Sage Group plc (The)	16,564	128,875
Savills plc(1)	12,746	204,212
Schroders plc	1,941	94,702
Secure Trust Bank plc(1)	798	10,752
Senior plc(1)	40,185	57,247
Serco Group plc(1)	20,064	36,274
Serica Energy plc	20,742	34,676
Severn Trent plc	5,529	168,671
SIG plc(1)	63,034	29,376
Signature Aviation plc(1)	22,492	125,159
Sirius Real Estate Ltd.	93,659	120,176
Smart Metering Systems plc	822	7,966
Smith & Nephew plc, ADR(2)	5,145	199,883
Smiths Group plc	6,049	123,335
Softcat plc	8,827	179,411
Spectris plc	1,279	54,044
Speedy Hire plc(1)	59,697	53,228
Spirax-Sarco Engineering plc	1,137	169,621
Spire Healthcare Group plc(1)	22,046	45,015
Spirent Communications plc	26,053	85,454
SSE plc	19,572	359,048
SSP Group plc	27,134	129,909
St Modwen Properties plc	14,732	80,641
St. James's Place plc	36,137	590,928
Stagecoach Group plc(1)	769	991
Standard Chartered plc (London)(1)	82,171	526,953
Standard Life Aberdeen plc	39,741	172,037
Stock Spirits Group plc	5,242	19,215
Strix Group plc	3,475	12,288
Superdry plc(1)	6,478	24,007
Synthomer plc	16,535	105,896
TalkTalk Telecom Group plc	25,023	33,714
Tate & Lyle plc	24,149	244,538
Taylor Wimpey plc(1)	61,435	134,884
TBC Bank Group plc(1)	3,880	58,663

Avantis International Equity ETF
	Shares	Value
Ted Baker plc(1)	6,778	$10,624
Telecom Plus plc	485	7,946
Telit Communications plc(1)	14,197	37,169
Tesco plc	129,917	405,972
TI Fluid Systems plc	23,566	86,842
TP Icap Group plc(1)	34,628	115,785
Trainline plc(1)	4,074	29,282
Travis Perkins plc(1)	17,831	356,985
Tremor International Ltd.(1)	2,071	16,521
TUI AG(1)	5,847	35,172
Tullow Oil plc(1)(2)	123,313	75,408
U & I Group plc(1)	4,034	4,771
UDG Healthcare plc	3,494	37,550
Ultra Electronics Holdings plc	1,273	33,866
Unilever plc, ADR	46,736	2,433,076
United Utilities Group plc	37,789	452,262
Vectura Group plc(1)	10,893	16,932
Vertu Motors plc(1)	40,111	21,897
Vesuvius plc	7,257	52,654
Victoria plc(1)	8,847	99,827
Victrex plc	4,722	139,179
Virgin Money UK plc(1)	110,180	282,081
Vistry Group plc(1)	20,956	245,759
Vodafone Group plc, ADR	109,312	1,877,980
Watkin Jones plc	15,405	43,073
Weir Group plc (The)(1)	6,242	172,140
WH Smith plc(1)	6,654	177,001
Whitbread plc(1)	4,388	206,969
Wincanton plc	2,086	9,588
WM Morrison Supermarkets plc	106,614	253,283
WPP plc, ADR(2)	1,294	76,980
Yellow Cake plc(1)	6,959	21,456
		74,800,815
United States†
Arko Corp.(1)	1	5
TOTAL COMMON STOCKS (Cost $442,808,332)		553,702,801
RIGHTS†
Hong Kong†
Pacific Century Premium Developments Ltd.(1)	7,830	10
United Kingdom†
Mitchells & Butlers plc(1)	7,684	10,063
TOTAL RIGHTS (Cost $—)		10,073
WARRANTS†
Canada†
Cenovus Energy, Inc.(1)	708	2,654
Switzerland†
Cie Financiere Richemont SA(1)	15,228	5,357
TOTAL WARRANTS (Cost $2,648)		8,011

Avantis International Equity ETF
	Shares	Value
TEMPORARY CASH INVESTMENTS†
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $195,121)	195,121	$195,121
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $16,991,037)	16,991,037	16,991,037
TOTAL INVESTMENT SECURITIES — 102.8% (Cost $459,997,138)		570,907,043
OTHER ASSETS AND LIABILITIES — (2.8)%		(15,616,944)
TOTAL NET ASSETS — 100.0%		$555,290,099

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	20.0%
Industrials	17.3%
Consumer Discretionary	12.4%
Materials	12.0%
Information Technology	7.7%
Health Care	7.0%
Consumer Staples	6.3%
Communication Services	5.4%
Energy	5.0%
Utilities	4.0%
Real Estate	2.6%
Cash and Equivalents*	0.3%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $29,505,416. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $31,006,010, which includes securities collateral of $14,014,973.

See Notes to Financial Statements.

FEBRUARY 28, 2021 (UNAUDITED)

Avantis International Small Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.6%
Australia — 8.1%
Adairs Ltd.	31,686	$92,753
Adbri Ltd.	174,184	435,117
Alliance Aviation Services Ltd.(1)	50,306	164,456
Asaleo Care Ltd.	107,737	117,942
Aurelia Metals Ltd.	546,193	163,652
Austal Ltd.	128,259	234,321
Australian Finance Group Ltd.	83,157	179,849
Bank of Queensland Ltd.(2)	307,794	2,085,136
Beach Energy Ltd.	1,263,342	1,627,907
Bendigo & Adelaide Bank Ltd.	163,636	1,233,608
Boral Ltd.(1)	559,792	2,235,727
Cedar Woods Properties Ltd.	25,691	138,279
Champion Iron Ltd.(1)	53,414	224,262
Coronado Global Resources, Inc.	90,332	75,582
CSR Ltd.	331,604	1,393,891
Deterra Royalties Ltd.(1)	219,107	765,667
Dicker Data Ltd.	7,865	63,750
Eclipx Group Ltd.(1)	221,165	332,843
Emeco Holdings Ltd.(1)	338,785	269,506
EML Payments Ltd.(1)	59,242	227,644
Flight Centre Travel Group Ltd.(1)	11,188	143,690
Galaxy Resources Ltd.(1)	3,318	6,663
Genworth Mortgage Insurance Australia Ltd.	122,512	243,895
Gold Road Resources Ltd.(1)	255,441	235,593
GrainCorp Ltd., A Shares	165,885	539,765
Grange Resources Ltd.	138,753	55,623
GWA Group Ltd.	104,159	244,755
IGO Ltd.	448,440	2,431,084
Iluka Resources Ltd.	275,403	1,568,364
Inghams Group Ltd.	224,192	604,648
Lovisa Holdings Ltd.(2)	12,681	141,466
MACA Ltd.	90,654	76,275
Macmahon Holdings Ltd.	354,016	59,933
McMillan Shakespeare Ltd.	54,210	517,109
McPherson's Ltd.	72,688	66,749
Metcash Ltd.	667,451	1,733,621
Mineral Resources Ltd.	44,869	1,312,480
MNF Group Ltd.	3,813	14,429
Monadelphous Group Ltd.	24,398	218,130
MyState Ltd.	32,630	117,833
New Hope Corp. Ltd.	227,283	219,662
Nick Scali Ltd.	45,193	354,756
Nine Entertainment Co. Holdings Ltd.	415,147	919,111
NRW Holdings Ltd.	330,675	513,070
Nufarm Ltd.(1)	215,954	799,162
OFX Group Ltd.	72,467	68,602
Orora Ltd.	141,426	318,248

Avantis International Small Cap Value ETF
	Shares	Value
OZ Minerals Ltd.	141,628	$2,445,542
Pacific Current Group Ltd.	35,896	145,229
Perenti Global Ltd.	763,063	671,997
Perseus Mining Ltd.(1)	900,032	794,711
Platinum Asset Management Ltd.	192,498	685,744
Premier Investments Ltd.	13,057	212,321
Ramelius Resources Ltd.	496,813	476,770
Red 5 Ltd.(1)	985,669	135,636
Regis Resources Ltd.	338,328	807,644
Resimac Group Ltd.(2)	18,160	34,194
Resolute Mining Ltd.(1)(2)	707,718	350,572
Sandfire Resources Ltd.	94,664	445,070
Select Harvests Ltd.	42,088	170,236
Senex Energy Ltd.(1)(2)	892,886	253,880
Servcorp Ltd.	22,553	57,936
Sigma Healthcare Ltd.(1)	755,329	388,647
Sims Ltd.	92,909	965,800
Southern Cross Media Group Ltd.(1)	186,424	332,930
St. Barbara Ltd.	526,405	834,389
Super Retail Group Ltd.	92,916	787,411
Tassal Group Ltd.(2)	80,314	209,076
Viva Energy Group Ltd.	145,595	186,921
Western Areas Ltd.	173,617	344,875
Westgold Resources Ltd.(1)	229,336	355,564
Whitehaven Coal Ltd.(1)	445,436	523,202
		38,202,905
Austria — 0.9%
AT&S Austria Technologie & Systemtechnik AG	34,408	1,012,681
DO & CO. AG(1)(2)	410	31,819
FACC AG(1)(2)	20,332	204,629
IMMOFINANZ AG(1)	1,510	30,202
Lenzing AG(1)	5,971	855,303
POLYTEC Holding AG(1)	5,940	61,132
Porr AG(1)(2)	4,165	76,818
Semperit AG Holding(1)	13,762	425,994
UNIQA Insurance Group AG	148,421	1,149,521
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,685	233,157
		4,081,256
Belgium — 1.5%
Bekaert SA	64,062	2,354,548
bpost SA(1)	118,112	1,278,715
Deceuninck NV(1)	123,455	355,781
Orange Belgium SA	51,095	1,405,496
Tessenderlo Group SA(1)	36,895	1,637,938
		7,032,478
Canada — 8.4%
Advantage Oil & Gas Ltd.(1)(2)	58,092	118,686
ARC Resources Ltd.	203,028	1,215,679
Argonaut Gold, Inc.(1)	90,391	145,609
AutoCanada, Inc.(1)	15,686	375,818
B2Gold Corp.	174,014	757,534

Avantis International Small Cap Value ETF
	Shares	Value
Badger Daylighting Ltd.	12,110	$385,396
Baytex Energy Corp.(1)	308,729	298,394
Birchcliff Energy Ltd.(2)	124,714	291,058
Bird Construction, Inc.(2)	18,959	127,973
Canaccord Genuity Group, Inc.	39,133	351,170
Canacol Energy Ltd.	50,855	137,468
Canadian Western Bank(2)	35,217	925,671
Canfor Corp.(1)	23,891	487,357
CanWel Building Materials Group Ltd.	35,374	219,037
Capital Power Corp.	56,963	1,535,754
Cascades, Inc.	46,467	613,061
Celestica, Inc.(1)	56,130	465,324
Centerra Gold, Inc.	25,976	252,085
CES Energy Solutions Corp.	79,650	96,386
China Gold International Resources Corp. Ltd.(1)(2)	89,344	216,936
Chorus Aviation, Inc.	29,845	98,498
Corus Entertainment, Inc., B Shares	106,942	442,861
Crescent Point Energy Corp.(2)	332,722	1,220,974
Dorel Industries, Inc., Class B(1)	8,161	89,010
DREAM Unlimited Corp., Class A	6,922	123,362
Dundee Precious Metals, Inc.	67,421	419,063
Eldorado Gold Corp. (Toronto)(1)	19,042	199,458
Endeavour Mining Corp.	8,625	166,116
Enerplus Corp.(2)	114,325	553,388
Equitable Group, Inc.	6,113	651,458
ERO Copper Corp.(1)	17,500	308,718
Etrion Corp.(1)(2)	7,000	2,173
Exchange Income Corp.	3,844	121,790
Extendicare, Inc.(2)	34,203	178,460
Finning International, Inc.	80,049	2,088,973
First National Financial Corp.	7,248	252,364
Freehold Royalties Ltd.	37,700	204,408
Frontera Energy Corp.	19,417	96,429
goeasy Ltd.(2)	5,412	527,719
Hardwoods Distribution, Inc.	11,370	246,413
High Liner Foods, Inc.	5,404	56,308
HLS Therapeutics, Inc.	2	29
Home Capital Group, Inc.(1)	23,311	575,356
Hudbay Minerals, Inc.	97,581	698,541
IAMGOLD Corp.(1)	2,314	6,855
Interfor Corp.(1)	10,427	228,106
International Petroleum Corp.(1)(2)	51,200	161,333
Intertape Polymer Group, Inc.	12,215	230,075
Keyera Corp.(2)	78,109	1,514,183
Largo Resources Ltd.(1)	29,629	41,210
Laurentian Bank of Canada	7,300	199,967
Linamar Corp.	25,688	1,435,387
Lundin Mining Corp.	191,342	2,190,675
Martinrea International, Inc.	34,570	404,213
Methanex Corp.	27,255	1,050,707
Mullen Group Ltd.	52,247	411,374

Avantis International Small Cap Value ETF
	Shares	Value
New Gold, Inc. (Toronto)(1)	236,159	$380,423
North American Construction Group Ltd.	15,561	186,962
NuVista Energy Ltd.(1)(2)	102,213	159,030
Paramount Resources Ltd., A Shares(1)(2)	33,459	283,952
Parex Resources, Inc.(1)	65,079	1,040,159
Pason Systems, Inc.	38,968	297,022
Peyto Exploration & Development Corp.(2)	82,516	386,449
Polaris Infrastructure, Inc.	6,800	112,051
Precision Drilling Corp.(1)(2)	7,195	166,221
Real Matters, Inc.(1)	36,975	464,875
Resolute Forest Products, Inc.(1)	16,900	159,359
Roxgold, Inc.(1)	126,160	136,807
Russel Metals, Inc.(2)	29,839	581,023
Sagen MI Canada, Inc.	16,240	552,180
Secure Energy Services, Inc.	68,288	174,932
Seven Generations Energy Ltd., Class A(1)	158,371	1,045,353
SunOpta, Inc.(1)	33,813	523,961
Tamarack Valley Energy Ltd.(1)(2)	143,413	242,290
TORC Oil & Gas Ltd.	58,178	146,748
Torex Gold Resources, Inc.(1)	38,437	465,738
Tourmaline Oil Corp.	109,456	1,991,986
Transcontinental, Inc., Class A	9,417	161,834
Trican Well Service Ltd.(1)(2)	56,139	83,375
Turquoise Hill Resources Ltd.(1)	41,678	632,080
Vermilion Energy, Inc.(2)	94,965	594,744
Wajax Corp.	11,100	179,767
West Fraser Timber Co. Ltd.	20,149	1,377,466
Whitecap Resources, Inc.(2)	242,970	1,086,358
		39,825,495
Denmark — 1.5%
Alm Brand A/S	22,945	262,423
cBrain A/S	4,679	159,281
Chemometec A/S	1,614	148,956
D/S Norden A/S	40,474	845,724
Dfds A/S(1)	27,401	1,321,240
Drilling Co. of 1972 A/S (The)(1)	5,435	216,169
FLSmidth & Co. A/S(1)	5,997	252,370
H+H International A/S, B Shares(1)	26,237	586,766
Jyske Bank A/S(1)	22,060	951,899
NKT A/S(1)	27,079	1,053,856
NNIT A/S	23,323	397,613
Schouw & Co. A/S	2,148	217,391
Spar Nord Bank A/S(1)	5,520	57,411
Sydbank AS(1)	17,077	389,980
TORM plc	18,742	153,934
		7,015,013
Finland — 1.5%
Altia Oyj	6,352	84,426
CapMan Oyj, B Shares	9,067	28,667
HKScan Oyj, A Shares(1)	54,873	143,836
Kamux Corp.	28,368	524,365

Avantis International Small Cap Value ETF
	Shares	Value
Kemira Oyj	104,172	$1,680,113
Neles Oyj	14,424	178,128
Outokumpu Oyj(1)	308,990	1,504,058
Sanoma Oyj	35,257	581,533
Tokmanni Group Corp.	41,604	904,208
Uponor Oyj	73,062	1,530,180
Verkkokauppa.com Oyj	5,596	62,905
		7,222,419
France — 2.9%
Air France-KLM(1)(2)	8	54
Albioma SA	23,597	1,149,873
ALD SA	67,558	985,649
Alten SA(1)	3,271	361,222
APERAM SA	24,342	1,018,799
Atari SA(1)	128,229	53,264
Bigben Interactive(1)	11,781	278,248
Chargeurs SA	6,837	184,141
Etablissements Maurel et Prom SA(1)(2)	41,754	95,365
Eutelsat Communications SA	75,074	904,575
FIGEAC-AERO(1)(2)	5,760	35,717
Gaztransport Et Technigaz SA	12,951	1,087,303
Imerys SA	19,247	989,326
JCDecaux SA(1)	9,275	218,907
LISI(1)	16,305	400,138
Maisons du Monde SA(1)	38,428	693,421
Metropole Television SA(1)	26,012	518,722
Nexans SA(1)	22,290	1,730,185
SES SA	168,377	1,340,459
Societe BIC SA	10,365	581,439
Solutions 30 SE(1)(2)	46,696	546,419
Tarkett SA(1)	12,832	195,025
Television Francaise 1(1)(2)	43,951	383,033
		13,751,284
Germany — 5.1%
7C Solarparken AG	21,004	104,247
Aareal Bank AG(1)	12,546	332,787
ADVA Optical Networking SE(1)	12,190	134,467
Allgeier SE	3,309	96,409
Aurubis AG	20,910	1,816,813
Bauer AG(1)	6,293	82,026
Bertrandt AG	653	35,524
Bilfinger SE	17,260	613,051
Borussia Dortmund GmbH & Co. KGaA(1)	2,240	14,865
CropEnergies AG	15,345	206,329
Deutsche EuroShop AG(1)	20,674	443,065
Deutz AG(1)	61,646	448,668
Draegerwerk AG & Co. KGaA, Preference Shares	6,166	471,107
Duerr AG	19,600	773,143
Elmos Semiconductor SE	944	37,497
ElringKlinger AG(1)	23,019	385,526
Hamburger Hafen und Logistik AG	18,746	475,867

Avantis International Small Cap Value ETF
	Shares	Value
Hornbach Baumarkt AG	2,241	$91,040
Hornbach Holding AG & Co. KGaA	6,265	589,555
HUGO BOSS AG	44,638	1,681,295
JOST Werke AG(1)	10,903	630,439
Jungheinrich AG, Preference Shares	42,363	1,827,752
K+S AG	131,169	1,463,093
Kloeckner & Co. SE(1)	48,838	518,087
Krones AG	1,867	157,422
MLP SE	9,280	71,073
Rheinmetall AG	25,593	2,549,529
SAF-Holland SE(1)	35,292	522,461
Salzgitter AG(1)	31,068	926,200
SGL Carbon SE(1)	53,111	440,812
Siltronic AG(1)(2)	12,781	2,129,630
Sixt SE(1)	8,773	1,088,388
Sixt SE, Preference Shares	4,462	333,494
Suedzucker AG	6,146	96,434
Wacker Chemie AG	13,670	1,770,887
Wacker Neuson SE(1)	13,404	272,460
Wuestenrot & Wuerttembergische AG	13,268	272,772
		23,904,214
Hong Kong — 2.0%
BOCOM International Holdings Co. Ltd.	468,000	85,048
Bright Smart Securities & Commodities Group Ltd.(2)	654,000	174,467
China Strategic Holdings Ltd.(1)	22,130,000	458,985
Chow Sang Sang Holdings International Ltd.	300,000	406,804
Crystal International Group Ltd.	34,500	12,259
CSI Properties Ltd.	90,000	2,844
Dah Sing Financial Holdings Ltd.	130,000	420,527
First Pacific Co. Ltd.	1,384,000	453,098
Fullshare Holdings Ltd.(1)(2)	5,772,500	119,236
Guotai Junan International Holdings Ltd.	4,651,000	832,811
Haitong International Securities Group Ltd.(2)	731,000	225,753
Hang Lung Group Ltd.	66,000	164,992
Hengdeli Holdings Ltd.(1)	12,000	464
IGG, Inc.	728,000	1,085,041
Johnson Electric Holdings Ltd.	227,500	659,569
K Wah International Holdings Ltd.	1,698,000	873,375
LK Technology Holdings Ltd.	457,500	605,527
Pacific Basin Shipping Ltd.	4,074,000	1,013,363
Pacific Textiles Holdings Ltd.	426,000	272,944
Sa Sa International Holdings Ltd.(1)	918,000	224,749
Shun Tak Holdings Ltd.	1,756,000	597,882
Solargiga Energy Holdings Ltd.(1)	1,818,000	121,452
Soundwill Holdings Ltd.	2,500	2,974
Sun Hung Kai & Co. Ltd.	334,000	143,070
Ten Pao Group Holdings Ltd.	320,000	88,575
Texwinca Holdings Ltd.	440,000	96,307
United Laboratories International Holdings Ltd. (The)	56,000	40,706
VPower Group International Holdings Ltd.(2)	88,000	25,288
VSTECS Holdings Ltd.	138,000	123,626

Avantis International Small Cap Value ETF
	Shares	Value
Yue Yuen Industrial Holdings Ltd.	132,500	$283,685
		9,615,421
Ireland — 0.4%
FBD Holdings plc(1)	6,291	55,939
Glenveagh Properties plc(1)	1,377,945	1,379,671
Permanent TSB Group Holdings plc(1)	44,096	58,543
Uniphar plc(1)	101,528	301,409
		1,795,562
Israel — 2.2%
Adgar Investment and Development Ltd.	13,419	22,490
Ashtrom Group Ltd.	17,229	315,424
Azorim-Investment Development & Construction Co. Ltd.(1)	16,771	49,741
Caesarstone Ltd.	18,322	231,040
Camtek Ltd.(1)	12,150	326,139
Carasso Motors Ltd.	19,452	80,117
Cellcom Israel Ltd.(1)	85,061	341,230
Clal Insurance Enterprises Holdings Ltd.(1)	23,839	367,461
Equital Ltd.(1)	6,077	141,189
Fattal Holdings 1998 Ltd.(1)	6,958	710,007
FIBI Holdings Ltd.	13,173	385,422
First International Bank of Israel Ltd.	22,432	583,610
Fox Wizel Ltd.	8,532	785,633
Gazit-Globe Ltd.	27,510	170,291
Harel Insurance Investments & Financial Services Ltd.	74,439	667,077
Inrom Construction Industries Ltd.	8,916	39,643
Isracard Ltd.	210,827	717,546
Israel Corp. Ltd. (The)(1)	658	148,259
Ituran Location and Control Ltd.	832	18,038
Melisron Ltd.	13,616	713,688
Menora Mivtachim Holdings Ltd.	10,452	199,797
Migdal Insurance & Financial Holdings Ltd.(1)	55,000	59,145
Naphtha Israel Petroleum Corp. Ltd.(1)	10,798	48,080
Nawi Brothers Ltd.	9,923	55,439
Oil Refineries Ltd.(1)	2,199,580	475,731
Partner Communications Co. Ltd.(1)	54,271	271,458
Paz Oil Co. Ltd.	4,522	419,573
Perion Network Ltd.(1)	3,865	81,108
Phoenix Holdings Ltd. (The)(1)	91,937	707,792
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,826	180,860
Tower Semiconductor Ltd.(1)	32,059	955,320
Victory Supermarket Chain Ltd.	1,800	40,918
		10,309,266
Italy — 2.6%
Aeffe SpA(1)	11,876	15,973
Banca Farmafactoring SpA(1)	157,052	1,030,896
Banca IFIS SpA(1)	39,368	499,746
Banca Popolare di Sondrio SCPA(1)	511,020	1,471,350
Banco di Desio e della Brianza SpA(1)	75,218	230,583
Biesse SpA(1)	17,817	470,393
Cairo Communication SpA(1)	94,298	158,016
Cementir Holding NV	9,787	93,567

Avantis International Small Cap Value ETF
	Shares	Value
Credito Valtellinese SpA(1)	29,499	$427,552
Danieli & C Officine Meccaniche SpA	21,431	448,988
Danieli & C Officine Meccaniche SpA, Preference Shares(1)	68,728	910,116
Digital Bros SpA	11,307	266,630
doValue SpA(1)	18,227	224,987
Elica SpA(1)	12,000	46,697
Esprinet SpA(1)	1,874	23,897
FNM SpA(1)	242,870	159,913
Geox SpA(1)	47,705	44,162
Mediaset SpA(1)	246,979	696,229
OVS SpA(1)	518,187	701,133
RAI Way SpA	88,812	487,776
Reno de Medici SpA	374,868	473,125
Saipem SpA	811,107	2,264,659
Societa Cattolica di Assicurazioni SC(1)	36,269	198,697
Technogym SpA(1)	84,544	919,394
		12,264,479
Japan — 25.3%
77 Bank Ltd. (The)	28,700	381,396
A&D Co. Ltd.	11,900	131,881
Adastria Co. Ltd.	11,900	225,946
ADEKA Corp.	45,600	769,822
Adways, Inc.(2)	12,600	99,028
Aeon Fantasy Co. Ltd.(2)	3,100	74,483
AEON Financial Service Co. Ltd.(2)	13,600	176,289
Aeon Mall Co. Ltd.(2)	11,300	191,227
Aichi Steel Corp.	700	20,548
Airport Facilities Co. Ltd.	3,500	17,439
Aisan Industry Co. Ltd.	4,700	25,312
Akatsuki, Inc.	3,000	116,787
Alleanza Holdings Co. Ltd.(2)	6,500	77,163
Alpen Co. Ltd.	10,800	229,163
AOKI Holdings, Inc.	4,600	29,706
Aozora Bank Ltd.	59,200	1,262,297
Arata Corp.	7,200	304,321
Arcland Sakamoto Co. Ltd.	12,900	185,960
Arcs Co. Ltd.	16,100	333,724
Asahi Co. Ltd.(2)	7,400	102,599
Asahi Holdings, Inc.	23,400	874,702
Asia Pile Holdings Corp.	1,400	6,790
ASKA Pharmaceutical Co. Ltd.	9,100	114,545
Awa Bank Ltd. (The)	4,300	90,134
Axial Retailing, Inc.	3,800	163,092
Bando Chemical Industries Ltd.	4,500	30,310
Bank of the Ryukyus Ltd.	11,200	81,945
Beenos, Inc.	7,600	164,660
Belc Co. Ltd.	1,500	76,250
Belluna Co. Ltd.	21,700	210,670
Bic Camera, Inc.(2)	50,800	553,526
Bunka Shutter Co. Ltd.	31,300	292,434
Careerlink Co. Ltd.	2,800	64,087

Avantis International Small Cap Value ETF
	Shares	Value
Cawachi Ltd.	7,200	$193,825
Central Glass Co. Ltd.	19,400	401,080
Chiba Kogyo Bank Ltd. (The)	2,000	4,853
Chubu Shiryo Co. Ltd.	2,200	28,670
CMIC Holdings Co. Ltd.	1,200	18,503
Cosmo Energy Holdings Co. Ltd.	36,900	903,004
Credit Saison Co. Ltd.(2)	88,500	1,119,175
CTI Engineering Co. Ltd.	2,700	59,177
Daicel Corp.(2)	81,700	607,045
Daihen Corp.	9,400	401,943
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	2,828
Daiki Aluminium Industry Co. Ltd.	6,000	44,073
Daikokutenbussan Co. Ltd.	2,700	148,951
Daikyonishikawa Corp.	19,200	133,196
Daio Paper Corp.	40,100	749,456
Daishi Hokuetsu Financial Group, Inc.	17,700	393,288
Daito Pharmaceutical Co. Ltd.	5,000	155,068
DCM Holdings Co. Ltd.(2)	68,900	680,599
Denka Co. Ltd.	14,500	548,456
Denyo Co. Ltd.	1,000	19,088
DIC Corp.	43,900	1,085,687
Digital Holdings, Inc.	5,000	84,822
Dowa Holdings Co. Ltd.	22,100	887,615
Eagle Industry Co. Ltd.	9,300	95,103
Ebara Corp.	56,900	2,143,712
Eco's Co. Ltd.(2)	4,000	68,178
EDION Corp.	46,800	475,317
EJ Holdings, Inc.	2,900	26,884
Electric Power Development Co. Ltd.	49,100	798,873
Enplas Corp.	3,500	144,576
ES-Con Japan Ltd.	15,600	111,375
Exedy Corp.	7,600	115,539
F.C.C. Co. Ltd.	4,900	78,136
Feed One Co. Ltd.	4,700	38,975
Ferrotec Holdings Corp.	18,400	369,881
FIDEA Holdings Co. Ltd.	21,100	24,329
Financial Products Group Co. Ltd.	30,900	186,288
Foster Electric Co. Ltd.	10,400	121,277
Freebit Co. Ltd.	3,900	35,228
Fudo Tetra Corp.	3,500	59,983
Fuji Co. Ltd.(2)	1,500	25,668
Fuji Seal International, Inc.	19,900	412,729
Fujibo Holdings, Inc.	2,900	110,240
Fujikura Ltd.(1)	178,800	877,682
Fujimori Kogyo Co. Ltd.	4,500	180,102
Fukuda Corp.	800	37,419
Fumakilla Ltd.	1,400	20,874
Furukawa Battery Co. Ltd. (The)(2)	2,700	39,675
Furukawa Co. Ltd.	8,900	109,114
Furuno Electric Co. Ltd.	18,200	179,764
Furyu Corp.	600	6,214

Avantis International Small Cap Value ETF
	Shares	Value
Futaba Industrial Co. Ltd.	32,800	$162,928
Fuyo General Lease Co. Ltd.	7,600	505,332
G-7 Holdings, Inc.	600	13,376
G-Tekt Corp.	6,700	88,350
Gecoss Corp.	2,200	18,691
Genky DrugStores Co. Ltd.	4,200	130,411
Geo Holdings Corp.	18,200	204,185
GLOBERIDE, Inc.	4,300	164,968
GMO Financial Holdings, Inc.	29,300	255,459
Godo Steel Ltd.	4,600	86,802
GS Yuasa Corp.	36,500	1,087,280
GungHo Online Entertainment, Inc.	1,800	36,791
Gunma Bank Ltd. (The)	154,900	503,705
H.U. Group Holdings, Inc.	24,900	769,632
Hachijuni Bank Ltd. (The)	40,400	134,095
Hagihara Industries, Inc.	3,300	43,987
Hamakyorex Co. Ltd.	5,300	158,779
Hanwa Co. Ltd.	22,300	579,820
Hazama Ando Corp.	3,700	28,126
HI-LEX Corp.	4,000	65,466
Hirogin Holdings, Inc.	134,600	797,657
Hitachi Capital Corp.	32,600	888,299
Hitachi Transport System Ltd.	12,800	401,051
Hitachi Zosen Corp.	110,200	708,472
Hokkoku Bank Ltd. (The)	7,200	178,890
Hokuetsu Corp.	29,100	140,095
Hokuhoku Financial Group, Inc.	63,700	579,602
Hokuto Corp.	11,600	230,983
Hoosiers Holdings	15,500	97,970
Hosiden Corp.	7,200	69,045
Hyakugo Bank Ltd. (The)	41,000	117,179
I-Net Corp./Kanagawa	1,400	19,278
I-PEX, Inc.	1,900	35,431
Ichigo, Inc.(2)	6,500	21,519
Ichinen Holdings Co. Ltd.	4,300	52,906
IDEA Consultants, Inc.	200	3,120
IDOM, Inc.	35,000	205,223
Iino Kaiun Kaisha Ltd.	38,100	163,424
Ines Corp.	200	2,487
Internet Initiative Japan, Inc.	27,700	571,614
Itochu Enex Co. Ltd.	36,800	355,523
IwaiCosmo Holdings, Inc.	9,500	138,416
Iwatani Corp.(2)	8,500	487,735
Iyo Bank Ltd. (The)	88,300	514,770
Izumi Co. Ltd.(2)	400	14,899
Jaccs Co. Ltd.	13,500	259,869
JAFCO Group Co. Ltd.	3,800	232,569
Janome Sewing Machine Co. Ltd.	10,000	71,242
Japan Asia Group Ltd.	19,000	221,799
Japan Aviation Electronics Industry Ltd.	17,300	277,886
Japan Investment Adviser Co. Ltd.(2)	9,700	124,063

Avantis International Small Cap Value ETF
	Shares	Value
Japan Petroleum Exploration Co. Ltd.	15,100	$318,354
Japan Transcity Corp.	4,400	21,552
JDC Corp.	1,000	5,175
JFE Holdings, Inc.(1)	90,300	965,477
JK Holdings Co. Ltd.	200	1,494
Joshin Denki Co. Ltd.	5,000	138,260
JSP Corp.	1,200	20,170
JTEKT Corp.	113,600	1,206,756
Juroku Bank Ltd. (The)	14,700	273,028
JVCKenwood Corp.	62,500	110,493
K's Holdings Corp.	90,200	1,208,787
Kaga Electronics Co. Ltd.	1,500	32,734
Kamei Corp.	4,100	44,949
Kanamoto Co. Ltd.	22,800	508,796
Kandenko Co. Ltd.	35,200	289,982
Kaneka Corp.	24,400	955,222
Kanematsu Corp.	1,400	17,966
Kanto Denka Kogyo Co. Ltd.	11,700	96,481
KAWADA TECHNOLOGIES, Inc.	200	8,940
Kawamoto Corp.	900	12,320
Kawasaki Heavy Industries Ltd.(1)	14,700	334,556
Keiyo Co. Ltd.	31,300	214,637
Kintetsu World Express, Inc.	4,400	114,712
Kito Corp.	1,700	23,117
Kitz Corp.	26,000	138,634
Kiyo Bank Ltd. (The)	34,000	462,846
Koa Shoji Holdings Co. Ltd.	2,900	32,986
Kobe Steel Ltd.(1)	132,200	826,256
Kohnan Shoji Co. Ltd.(2)	19,000	516,869
Kojima Co. Ltd.	22,300	126,982
Komeri Co. Ltd.	19,500	525,006
Konica Minolta, Inc.(2)	159,800	819,100
Konoike Transport Co. Ltd.	3,700	36,111
Kumagai Gumi Co. Ltd.	22,300	589,898
Kuraray Co. Ltd.	144,100	1,638,407
Kureha Corp.	7,800	518,577
Kurimoto Ltd.	800	12,885
Kuriyama Holdings Corp.	400	2,549
Kyoei Steel Ltd.	10,100	134,841
Kyokuyo Co. Ltd.	1,800	50,730
Kyudenko Corp.	600	19,828
Kyushu Financial Group, Inc.	75,100	307,324
Lawson, Inc.(2)	1,800	84,440
Life Corp.(2)	1,900	56,066
Macnica Fuji Electronics Holdings, Inc.	30,900	586,351
Maeda Corp.(2)	80,600	719,984
Maeda Road Construction Co. Ltd.(2)	13,700	279,893
Maruha Nichiro Corp.	22,800	528,814
Maruwa Co. Ltd.	200	18,937
Maruzen Showa Unyu Co. Ltd.	2,500	72,123
Mazda Motor Corp.	600	4,801

Avantis International Small Cap Value ETF
	Shares	Value
MCJ Co. Ltd.	14,900	$127,398
Mebuki Financial Group, Inc.	363,100	796,511
Megachips Corp.	12,300	396,565
Megmilk Snow Brand Co. Ltd.	17,200	345,652
Meidensha Corp.	21,200	457,500
Meiko Electronics Co. Ltd.(2)	1,700	35,655
Mie Kotsu Group Holdings, Inc.	8,900	40,727
Mimasu Semiconductor Industry Co. Ltd.	12,000	276,566
Mirait Holdings Corp.	46,400	728,148
Mitani Sangyo Co. Ltd.	1,200	4,667
Mitsubishi Kakoki Kaisha Ltd.(2)	3,400	91,925
Mitsubishi Materials Corp.	53,700	1,279,463
Mitsubishi UFJ Lease & Finance Co. Ltd.	195,800	1,062,427
Mitsui Chemicals, Inc.	50,000	1,555,404
Mitsui E&S Holdings Co. Ltd.(1)	10,300	44,814
Mitsui Mining & Smelting Co. Ltd.	9,100	325,397
Mitsui OSK Lines Ltd.	78,500	2,516,203
Mitsui-Soko Holdings Co. Ltd.	13,500	276,734
Mixi, Inc.	27,800	699,410
Miyazaki Bank Ltd. (The)	1,500	31,869
Mizuho Leasing Co. Ltd.	19,600	611,672
Modec, Inc.	12,500	205,263
Monex Group, Inc.	96,300	807,952
Morinaga Milk Industry Co. Ltd.	7,600	345,775
MrMax Holdings Ltd.(2)	9,700	65,884
Musashi Seimitsu Industry Co. Ltd.	28,500	474,106
Musashino Bank Ltd. (The)	3,800	56,638
Nachi-Fujikoshi Corp.	4,500	191,732
Nafco Co. Ltd.	8,500	163,782
NEC Capital Solutions Ltd.	2,100	39,058
NGK Spark Plug Co. Ltd.	75,100	1,284,374
Nichiha Corp.	16,400	464,089
Nichireki Co. Ltd.	12,500	178,133
Nihon Chouzai Co. Ltd.	400	5,815
Nihon Flush Co. Ltd.(2)	3,600	39,207
Nihon House Holdings Co. Ltd.(2)	2,100	6,505
Nihon Tokushu Toryo Co. Ltd.	1,200	12,453
Nikkon Holdings Co. Ltd.	29,900	576,876
Nippo Corp.	32,400	848,576
Nippon Carbon Co. Ltd.	200	7,270
Nippon Chemical Industrial Co. Ltd.	300	8,897
Nippon Coke & Engineering Co. Ltd.	46,100	45,135
Nippon Commercial Development Co. Ltd.	3,500	54,084
Nippon Denko Co. Ltd.	83,400	219,803
Nippon Electric Glass Co. Ltd.	20,700	472,090
Nippon Kayaku Co. Ltd.	42,300	412,512
Nippon Kodoshi Corp.	800	23,772
Nippon Koei Co. Ltd.	2,900	77,372
Nippon Light Metal Holdings Co. Ltd.	32,910	653,762
Nippon Paper Industries Co. Ltd.(2)	60,700	801,954
Nippon Seiki Co. Ltd.	2,100	24,545

Avantis International Small Cap Value ETF
	Shares	Value
Nippon Suisan Kaisha Ltd.	123,600	$591,175
Nippon Yakin Kogyo Co. Ltd.	2,110	40,743
Nippon Yusen KK	100,000	2,924,976
Nipro Corp.	64,900	804,768
Nishi-Nippon Financial Holdings, Inc.	67,900	447,347
Nishimatsuya Chain Co. Ltd.(2)	16,000	211,382
Nishio Rent All Co. Ltd.	13,600	338,874
Nissei ASB Machine Co. Ltd.	1,500	76,283
Nissha Co. Ltd.	24,700	309,784
Nissin Electric Co. Ltd.	29,400	341,964
Nitto Kogyo Corp.	14,500	270,749
Nittoc Construction Co. Ltd.	3,300	24,775
Nojima Corp.	7,900	207,788
NOK Corp.	39,400	543,429
Nomura Micro Science Co. Ltd.(2)	2,700	79,138
Noritz Corp.	1,700	25,651
North Pacific Bank Ltd.	140,900	320,112
NS United Kaiun Kaisha Ltd.	1,100	16,125
NTN Corp.(1)	34,200	100,770
Ogaki Kyoritsu Bank Ltd. (The)	11,400	216,452
Okamura Corp.	33,700	355,966
Oki Electric Industry Co. Ltd.	48,500	477,287
Okuwa Co. Ltd.	12,500	132,498
Olympic Group Corp.	6,200	51,308
Orient Corp.	319,100	446,518
OSJB Holdings Corp.	70,400	178,966
Pacific Industrial Co. Ltd.	22,600	244,202
Pasco Corp.	500	6,150
Pasona Group, Inc.	13,000	218,393
Penta-Ocean Construction Co. Ltd.	142,600	1,066,618
Press Kogyo Co. Ltd.	5,000	15,091
Pressance Corp.(2)	10,100	140,213
PS Mitsubishi Construction Co. Ltd.	5,100	32,327
Relia, Inc.	22,200	278,852
Rengo Co. Ltd.	97,700	794,684
Resorttrust, Inc.	2,600	46,103
Ricoh Leasing Co. Ltd.	7,400	227,916
Riken Technos Corp.	11,300	50,479
Riken Vitamin Co. Ltd.	4,000	49,388
Rokko Butter Co. Ltd.	1,900	29,534
Roland DG Corp.	3,500	59,332
Ryoden Corp.	1,700	24,814
Sakura Internet, Inc.	500	3,053
Sala Corp.	12,500	67,423
San-Ai Oil Co. Ltd.	14,700	148,437
San-In Godo Bank Ltd. (The)	55,700	254,799
Sanei Architecture Planning Co. Ltd.(2)	1,600	25,365
Sanken Electric Co. Ltd.(2)	4,900	251,491
Sankyu, Inc.	28,700	1,207,770
Sanwa Holdings Corp.	102,900	1,276,277
Sawada Holdings Co. Ltd.	800	6,154

Avantis International Small Cap Value ETF
	Shares	Value
SBS Holdings, Inc.	10,600	$241,817
SEC Carbon Ltd.(2)	100	6,097
Seikitokyu Kogyo Co. Ltd.	6,400	52,915
Seiko Epson Corp.	38,900	643,365
Seino Holdings Co. Ltd.	3,100	43,838
Seiren Co. Ltd.(2)	5,100	87,453
Senko Group Holdings Co. Ltd.	74,300	698,856
Senshu Ikeda Holdings, Inc.	109,700	165,122
Seven Bank Ltd.(2)	200,500	454,124
Shibaura Mechatronics Corp.	2,100	95,855
Shibuya Corp.	1,600	48,647
Shinagawa Refractories Co. Ltd.	100	2,485
Shinnihon Corp.	5,300	41,083
Shinoken Group Co. Ltd.	13,600	140,289
Shinsei Bank Ltd.	59,700	861,817
Showa Sangyo Co. Ltd.	2,000	59,034
Sinfonia Technology Co. Ltd.	12,200	149,652
Sinko Industries Ltd.	3,300	58,706
SK-Electronics Co. Ltd.	200	2,399
SKY Perfect JSAT Holdings, Inc.	83,300	351,628
Space Value Holdings Co. Ltd.	12,900	91,848
St-Care Holding Corp.	2,400	21,160
Starts Corp., Inc.	17,800	467,580
Stella Chemifa Corp.	4,200	125,275
Studio Alice Co. Ltd.	2,400	45,658
Sugi Holdings Co. Ltd.(2)	4,100	285,380
SUMCO Corp.	60,700	1,395,404
Sumida Corp.	12,500	112,434
Sumitomo Bakelite Co. Ltd.	8,000	329,521
Sumitomo Densetsu Co. Ltd.	700	15,895
Sumitomo Forestry Co. Ltd.	66,200	1,197,524
Sumitomo Osaka Cement Co. Ltd.	21,500	715,063
Sumitomo Riko Co. Ltd.	8,900	51,671
Sumitomo Rubber Industries Ltd.	107,100	1,204,672
Sumitomo Seika Chemicals Co. Ltd.	900	32,996
Sumitomo Warehouse Co. Ltd. (The)	29,600	409,479
Sun Frontier Fudousan Co. Ltd.	9,000	80,982
Suruga Bank Ltd.(2)	88,500	296,394
SWCC Showa Holdings Co. Ltd.	13,900	215,169
T-Gaia Corp.	8,100	139,081
Taihei Dengyo Kaisha Ltd.	5,100	126,969
Taiheiyo Cement Corp.	69,200	1,756,636
Taiyo Yuden Co. Ltd.	24,600	1,227,505
Takamiya Co. Ltd.	1,600	7,705
Takaoka Toko Co. Ltd.	7,500	102,841
Takara Leben Co. Ltd.	22,900	74,271
Takashimaya Co. Ltd.(2)	51,000	524,584
Takeei Corp.	18,900	222,628
Takuma Co. Ltd.	35,900	709,950
Tanseisha Co. Ltd.	17,200	134,008
Taoka Chemical Co. Ltd.	600	71,702

Avantis International Small Cap Value ETF
	Shares	Value
Teijin Ltd.	102,500	$1,777,835
Teikoku Electric Manufacturing Co. Ltd.	900	9,882
Toa Corp. (Tokyo)	8,300	177,554
Toda Corp.(2)	6,000	41,335
Toho Zinc Co. Ltd.(1)	7,700	164,734
TOKAI Holdings Corp.	31,000	268,247
Tokai Rika Co. Ltd.	11,100	182,133
Tokuyama Corp.	36,500	920,284
Tokyo Electron Device Ltd.	900	30,655
Tokyu Fudosan Holdings Corp.	62,900	397,906
Tomoku Co. Ltd.	1,600	26,485
TOMONY Holdings, Inc.	8,700	25,023
Topre Corp.	10,600	152,614
Tosei Corp.	16,400	154,568
Tosho Co. Ltd.	7,400	138,628
Tosoh Corp.	43,300	800,838
Totetsu Kogyo Co. Ltd.	4,300	104,178
Towa Bank Ltd. (The)	11,900	76,290
Towa Corp.	15,200	284,536
Toyo Seikan Group Holdings Ltd.	49,300	622,442
Toyo Tanso Co. Ltd.	2,200	39,252
Toyo Tire Corp.	63,500	1,118,698
Toyobo Co. Ltd.	61,900	786,271
Toyoda Gosei Co. Ltd.	29,700	776,345
Toyota Boshoku Corp.	600	9,418
TPR Co. Ltd.	8,500	117,151
Tsubakimoto Chain Co.	14,300	390,579
Tsukui Holdings Corp.	32,200	281,107
Tsuzuki Denki Co. Ltd.	200	2,810
UACJ Corp.	15,800	367,122
Ube Industries Ltd.	56,000	1,133,508
Uchida Yoko Co. Ltd.	500	21,083
United Super Markets Holdings, Inc.	29,000	290,320
Unitika Ltd.(1)	27,100	109,503
V Technology Co. Ltd.(2)	4,100	206,124
Valor Holdings Co. Ltd.	21,000	445,408
VT Holdings Co. Ltd.	2,200	8,640
Wacom Co. Ltd.	21,300	153,843
Wakita & Co. Ltd.	17,000	150,331
Warabeya Nichiyo Holdings Co. Ltd.	2,400	35,345
Watahan & Co. Ltd.	7,500	88,182
World Holdings Co. Ltd.	4,100	95,724
Yahagi Construction Co. Ltd.	5,600	43,461
YAMABIKO Corp.	25,100	265,104
Yamaguchi Financial Group, Inc.	52,700	327,326
Yamato Corp.	700	4,275
Yaoko Co. Ltd.	1,100	67,371
Yokohama Reito Co. Ltd.	20,000	164,476
Yokohama Rubber Co. Ltd. (The)	62,800	1,097,417
Yurtec Corp.	1,000	7,384
		119,786,894

Avantis International Small Cap Value ETF
	Shares	Value
Netherlands — 2.7%
Accell Group NV(1)	10,230	$376,731
AerCap Holdings NV(1)	69,891	3,367,348
AMG Advanced Metallurgical Group NV(2)	15,102	549,005
Arcadis NV(1)	18,515	630,743
ASR Nederland NV	83,858	3,499,817
Basic-Fit NV(1)	12,957	549,497
Boskalis Westminster(1)	43,886	1,348,836
Brunel International NV(1)	3,906	42,464
ForFarmers NV	21,323	140,444
Fugro NV, CVA(1)	10,529	111,175
Heijmans NV, CVA(1)(2)	38,211	622,265
Koninklijke BAM Groep NV(1)	241,295	647,160
SIF Holding NV(1)	11,213	213,172
TKH Group NV, CVA	10,296	513,207
		12,611,864
New Zealand — 0.9%
Air New Zealand Ltd.(1)(2)	762,965	871,564
New Zealand Refining Co. Ltd. (The)(1)	201,543	67,246
Oceania Healthcare Ltd.	343,352	359,486
SKYCITY Entertainment Group Ltd.(1)	783,329	1,718,486
Tourism Holdings Ltd.(1)	2,943	4,785
Z Energy Ltd.(1)	577,547	1,137,878
		4,159,445
Norway — 2.2%
Aker Solutions ASA(1)	260,731	395,814
Avance Gas Holding Ltd.(2)	69,742	261,373
BW Energy Ltd.(1)	12,056	35,064
BW LPG Ltd.	128,378	767,649
BW Offshore Ltd.	116,763	477,268
DNO ASA(1)	515,416	486,635
FLEX LNG Ltd.	10,000	85,925
Frontline Ltd.(2)	77,160	522,373
Golden Ocean Group Ltd.	10,318	61,854
Hunter Group ASA(1)	85,606	28,854
Komplett Bank ASA(1)	54,615	53,577
Norske Skog ASA	15,000	55,786
Ocean Yield ASA(2)	12,795	40,746
Odfjell Drilling Ltd.(1)(2)	50,563	126,213
PGS ASA(1)	632,792	412,299
Selvaag Bolig ASA	11,842	77,007
Sparebank 1 Oestlandet	8,980	105,121
Sparebanken Vest	58,146	510,678
Stolt-Nielsen Ltd.	34,291	456,065
Subsea 7 SA(1)	247,782	2,586,919
TGS Nopec Geophysical Co. ASA	100,005	1,585,095
Veidekke ASA	70,960	926,957
Wallenius Wilhelmsen ASA(1)	50,834	140,324
		10,199,596
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares(1)(2)	5,940,319	839,692

Avantis International Small Cap Value ETF
	Shares	Value
CTT-Correios de Portugal SA(1)	24,583	$74,046
Semapa-Sociedade de Investimento e Gestao	13,427	192,469
Sonae SGPS SA	12,843	10,535
		1,116,742
Singapore — 1.7%
Accordia Golf Trust	1,029,500	559,763
Banyan Tree Holdings Ltd.(1)	67,500	13,370
Boustead Singapore Ltd.	107,700	71,785
BRC Asia Ltd.	79,400	93,997
China Sunsine Chemical Holdings Ltd.	731,800	266,158
Food Empire Holdings Ltd.	57,400	39,050
Frencken Group Ltd.	849,600	854,560
Golden Agri-Resources Ltd.	10,924,400	1,564,400
Hong Leong Asia Ltd.	252,800	137,057
Hour Glass Ltd. (The)	163,200	107,737
Hutchison Port Holdings Trust, U Shares	9,272,600	2,212,943
Indofood Agri Resources Ltd.(1)	191,900	40,998
Japfa Ltd.	1,205,200	810,707
Mewah International, Inc.	120,500	31,088
OUE Ltd.	102,800	89,316
QAF Ltd.	46,100	33,821
Sembcorp Industries Ltd.	577,000	745,676
Singapore Press Holdings Ltd.	172,200	180,060
Sunningdale Tech Ltd.	155,000	190,368
		8,042,854
Spain — 1.9%
Almirall SA(1)	52,605	701,161
Banco de Sabadell SA	500,264	250,415
Construcciones y Auxiliar de Ferrocarriles SA	18,734	829,383
Ence Energia y Celulosa SA(1)	125,995	646,028
Ercros SA	31,436	91,503
Gestamp Automocion SA(1)	136,411	740,746
Grenergy Renovables SA(1)	2,600	109,467
Grupo Catalana Occidente SA	19,118	712,621
Liberbank SA(1)	1,716,892	534,211
Mediaset Espana Comunicacion SA(1)	123,244	738,962
Melia Hotels International SA(1)	100,474	848,215
Miquel y Costas & Miquel SA	97	1,638
Neinor Homes SA(1)	5,865	74,407
Obrascon Huarte Lain SA(1)(2)	171,879	121,459
Pharma Mar SA	10,789	1,426,306
Prosegur Cia de Seguridad SA	159,753	492,252
Sacyr SA	5,270	13,299
Solarpack Corp. Tecnologica SA(1)	12,905	296,567
Tubacex SA(1)(2)	34,018	55,637
Viscofan SA	1,904	133,738
Zardoya Otis SA	14,700	94,707
		8,912,722
Sweden — 6.8%
Arise AB(1)	17,600	98,164
Avanza Bank Holding AB	32,344	1,013,379

Avantis International Small Cap Value ETF
	Shares	Value
Bahnhof AB, B Shares	33,644	$141,854
Bilia AB, A Shares(1)	107,592	1,438,916
Bonava AB, B Shares(1)	75,561	804,852
Boozt AB(1)	48,118	1,001,504
Bure Equity AB	56,772	1,801,599
Catena Media plc(1)	83,048	386,556
Cibus Nordic Real Estate AB	9,774	187,349
Clas Ohlson AB, B Shares(1)	73,868	663,891
Collector AB(1)(2)	40,227	117,074
Dios Fastigheter AB	76,031	608,281
Electrolux Professional AB, B Shares(1)	203,439	1,081,860
Eolus Vind AB, B Shares(2)	38,784	882,206
Ferronordic AB	2,257	50,304
G5 Entertainment AB	5,788	333,274
Granges AB(1)	120,465	1,530,694
Haldex AB(1)	21,154	119,960
Hexatronic Group AB(1)	34,989	430,876
Hoist Finance AB(1)(2)	106,049	510,539
Karo Pharma AB(1)	38,055	226,555
Klovern AB, B Shares(2)	700,535	1,062,047
Kungsleden AB	129,951	1,331,858
Loomis AB	64,386	1,681,049
Maha Energy AB(1)	62,497	102,378
Mekonomen AB(1)	38,609	509,788
Millicom International Cellular SA, SDR(1)	4,414	165,626
Modern Times Group MTG AB, B Shares(1)(2)	85,328	1,246,937
NCC AB, B Shares	78,925	1,308,097
Nobia AB(1)	115,419	842,006
Nobina AB(1)	88,132	679,833
Nordic Entertainment Group AB, B Shares(1)	22,660	1,029,919
NP3 Fastigheter AB	36,730	578,479
Nyfosa AB(1)	3,384	32,578
Orexo AB(1)(2)	27,885	147,382
Pandox AB(1)	77,464	1,372,567
Paradox Interactive AB	36,274	751,261
Peab AB, Class B(1)	180,286	2,136,839
RaySearch Laboratories AB(1)	17,809	196,342
Resurs Holding AB(1)	148,648	819,191
Saab AB, B Shares(1)	32,347	855,648
Scandi Standard AB(1)	70,413	494,467
SkiStar AB(1)	50,008	748,481
SolTech Energy Sweden AB(1)	67,369	270,452
Tethys Oil AB	31,561	238,047
		32,030,959
Switzerland — 4.8%
ALSO Holding AG(1)	8,479	2,296,110
Arbonia AG(1)	59,046	989,293
Autoneum Holding AG(1)(2)	6,893	1,239,360
Bobst Group SA	13,512	909,711
Bossard Holding AG, Class A	6,713	1,419,586
Bucher Industries AG	1,032	497,910

Avantis International Small Cap Value ETF
	Shares	Value
Burckhardt Compression Holding AG	1,425	$521,606
Conzzeta AG	1,975	2,739,703
dormakaba Holding AG	531	322,756
EFG International AG(1)	137,985	989,356
Forbo Holding AG	1,241	2,140,148
Gurit Holding AG	356	897,597
Huber + Suhner AG	12,777	982,436
Implenia AG	25,602	823,183
Leonteq AG(1)	15,781	741,519
OC Oerlikon Corp. AG	107,919	1,161,849
Orior AG	600	49,439
St Galler Kantonalbank AG	297	138,131
Sulzer AG	1,934	217,432
Swiss Steel Holding AG(1)(2)	983,193	305,593
Valiant Holding AG(1)	21,140	2,117,129
Zehnder Group AG	17,386	1,320,905
		22,820,752
United Kingdom — 16.0%
Aggreko plc	154,519	1,721,353
Anglo Asian Mining plc	52,333	107,708
AO World plc(1)	35,488	140,411
ASOS plc(1)	3,550	276,956
Bank of Georgia Group plc(1)	17,084	237,504
Biffa plc(1)	128,773	457,450
Bodycote plc	108,013	1,081,900
Brewin Dolphin Holdings plc	51,844	211,277
Britvic plc	133,638	1,507,041
Burford Capital Ltd.(1)	106,100	904,231
Cairn Energy plc	346,846	919,766
Centamin plc	515,461	725,562
Central Asia Metals plc	69,771	234,207
Close Brothers Group plc	78,674	1,703,374
CMC Markets plc	45,372	256,630
Coats Group plc(1)	775,529	669,086
Computacenter plc	45,801	1,330,533
ContourGlobal plc	36,037	103,221
Crest Nicholson Holdings plc(1)	137,836	616,780
Daily Mail & General Trust plc	4,978	62,416
De La Rue plc(1)	33,847	81,775
Devro plc	105,011	255,970
Direct Line Insurance Group plc	256,847	1,146,814
Diversified Gas & Oil plc	277,482	483,148
Drax Group plc	218,424	1,162,865
easyJet plc(1)	42,872	588,352
Electrocomponents plc	191,814	2,591,469
EnQuest plc(1)	132,465	35,817
Evraz plc	196,908	1,566,061
Ferrexpo plc	130,447	609,093
Forterra plc(1)	2,765	9,927
Frasers Group plc(1)	96,360	629,676
Go-Ahead Group plc (The)(1)	24,242	394,930

Avantis International Small Cap Value ETF
	Shares	Value
Golar LNG Ltd.(1)	38,521	$434,902
Grafton Group plc	57	783
Greggs plc(1)	52,580	1,528,102
Gulf Keystone Petroleum Ltd.(1)	123,566	292,491
Gym Group plc (The)(1)	84,992	282,472
Halfords Group plc(1)	76,173	307,195
Hays plc(1)	844,873	1,789,727
Hochschild Mining plc	141,678	424,310
Howden Joinery Group plc(1)	247,513	2,394,894
Hunting plc	2,810	9,867
IG Group Holdings plc	182,474	1,980,069
Inchcape plc(1)	219,043	2,162,855
Indivior plc(1)	337,344	602,417
IntegraFin Holdings plc	58,947	408,342
Investec plc	305,049	828,694
IWG plc(1)	288,129	1,440,738
J Sainsbury plc	959,598	3,023,475
Jadestone Energy, Inc.(1)	182,328	188,325
JET2 plc(1)	46,186	935,513
Just Group plc(1)	374,129	470,635
KAZ Minerals plc	94,006	1,093,042
Keller Group plc	46,888	510,867
Lookers plc(1)	53,201	30,463
Luceco plc	48,526	159,064
Luxfer Holdings plc	6,560	125,690
M&G plc	780,308	1,998,947
Marks & Spencer Group plc(1)	1,114,575	2,202,887
Marston's plc(1)	459,281	612,035
Mediclinic International plc(1)	78,482	311,456
Mitchells & Butlers plc(1)(2)	122,273	516,479
OSB Group plc(1)	138,530	855,317
Pagegroup plc(1)	178,782	1,190,223
Pan African Resources plc(2)	893,558	212,152
Paragon Banking Group plc	78,857	493,646
PayPoint plc	15,491	125,893
Petropavlovsk plc(1)(2)	217,106	82,773
Photo-Me International plc(1)	175,611	120,618
Playtech plc(1)	146,781	965,614
Plus500 Ltd.	59,116	1,125,665
Premier Oil plc(1)(2)	386,397	153,442
Provident Financial plc(1)	156,530	610,617
PZ Cussons plc	91,286	310,638
Quilter plc	631,853	1,284,855
Rathbone Brothers plc	5,243	112,607
Reach plc(1)	217,607	717,675
Redde Northgate plc	152,021	582,388
Rhi Magnesita NV	17,295	945,858
Royal Mail plc(1)	535,520	3,376,618
RSA Insurance Group plc	54,971	517,235
Savills plc(1)	13,071	209,419
Senior plc(1)	89,176	127,038

Avantis International Small Cap Value ETF
	Shares	Value
Serica Energy plc	96,917	$162,022
Sirius Real Estate Ltd.	469,932	602,983
Speedy Hire plc(1)	313,059	279,132
Spire Healthcare Group plc(1)	109,469	223,523
St. James's Place plc	163,048	2,666,233
SThree plc(1)	25,374	118,072
Superdry plc(1)	21,629	80,157
Tate & Lyle plc	221,064	2,238,539
TBC Bank Group plc(1)	5,447	82,355
Ted Baker plc(1)	120,441	188,786
Telit Communications plc(1)	12,061	31,577
TP Icap Group plc(1)	75,462	252,321
Tremor International Ltd.(1)	14,701	117,276
Victoria plc(1)	27,810	313,799
Virgin Money UK plc(1)	111,141	284,542
Watkin Jones plc	40,680	113,743
Weir Group plc (The)(1)	56,314	1,553,013
WM Morrison Supermarkets plc	881,490	2,094,156
		75,412,559
TOTAL COMMON STOCKS (Cost $383,088,133)		470,114,179
RIGHTS†
United Kingdom†
Mitchells & Butlers plc(1) (Cost $—)	47,550	62,271
TEMPORARY CASH INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,963,867)	1,963,867	1,963,867
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $9,921,171)	9,921,171	9,921,171
TOTAL INVESTMENT SECURITIES — 102.1% (Cost $394,973,171)		482,061,488
OTHER ASSETS AND LIABILITIES — (2.1)%		(9,687,884)
TOTAL NET ASSETS — 100.0%		$472,373,604

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	25.9%
Materials	18.8%
Financials	16.4%
Consumer Discretionary	13.5%
Energy	7.5%
Consumer Staples	4.3%
Information Technology	4.2%
Communication Services	4.0%
Real Estate	1.9%
Health Care	1.8%
Utilities	1.3%
Cash and Equivalents*	0.4%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $20,103,152. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $21,664,304, which includes securities collateral of $11,743,133.

See Notes to Financial Statements.

FEBRUARY 28, 2021 (UNAUDITED)

Avantis U.S. Equity ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.1%
AAR Corp.	2,071	$82,384
Aerojet Rocketdyne Holdings, Inc.(1)	5,457	279,780
AeroVironment, Inc.(1)	343	37,757
Astronics Corp.(1)	2,546	40,227
Axon Enterprise, Inc.(1)	1,185	196,106
Boeing Co. (The)(1)	3,966	840,832
BWX Technologies, Inc.	5,300	307,453
Cubic Corp.	783	54,379
Curtiss-Wright Corp.	1,880	207,721
Ducommun, Inc.(1)	359	19,530
General Dynamics Corp.	1,828	298,823
HEICO Corp.	359	45,155
HEICO Corp., Class A	651	75,360
Hexcel Corp.(1)	5,696	306,217
Howmet Aerospace, Inc.(1)	8,819	247,902
Huntington Ingalls Industries, Inc.	1,392	244,867
Kaman Corp.	2,648	128,852
L3Harris Technologies, Inc.	2,527	459,687
Lockheed Martin Corp.	3,558	1,175,030
Mercury Systems, Inc.(1)	663	43,334
Moog, Inc., Class A	2,101	163,164
National Presto Industries, Inc.	34	3,479
Northrop Grumman Corp.	1,434	418,240
Park Aerospace Corp.	555	7,709
Parsons Corp.(1)	1,503	53,717
Raytheon Technologies Corp.	12,155	875,038
Spirit AeroSystems Holdings, Inc., Class A	6,303	269,957
Teledyne Technologies, Inc.(1)	528	195,888
Textron, Inc.	12,976	653,212
TransDigm Group, Inc.(1)	412	237,588
Triumph Group, Inc.(1)	14	204
Vectrus, Inc.(1)	7	382
		7,969,974
Air Freight and Logistics — 0.9%
Air Transport Services Group, Inc.(1)	5,885	156,188
Atlas Air Worldwide Holdings, Inc.(1)	2,875	158,499
CH Robinson Worldwide, Inc.	4,250	386,112
Echo Global Logistics, Inc.(1)	540	15,044
Expeditors International of Washington, Inc.	6,984	641,411
FedEx Corp.	8,891	2,262,759
Forward Air Corp.	2,270	194,698
Hub Group, Inc., Class A(1)	3,002	172,855
Radiant Logistics, Inc.(1)	2,853	19,315
United Parcel Service, Inc., Class B	16,230	2,561,581
XPO Logistics, Inc.(1)	1,310	152,746
		6,721,208
Airlines — 0.5%
Alaska Air Group, Inc.(1)	4,768	310,015

Avantis U.S. Equity ETF
	Shares	Value
Allegiant Travel Co.(1)	1,190	$300,106
American Airlines Group, Inc.(1)(2)	7,602	159,186
Delta Air Lines, Inc.(1)	12,943	620,488
Hawaiian Holdings, Inc.(1)	3,320	89,043
JetBlue Airways Corp.(1)	21,961	404,741
Mesa Air Group, Inc.(1)	361	4,404
SkyWest, Inc.	4,247	239,403
Southwest Airlines Co.	20,025	1,164,053
Spirit Airlines, Inc.(1)	6,216	223,030
United Airlines Holdings, Inc.(1)	6,017	316,976
		3,831,445
Auto Components — 0.9%
Adient plc(1)	3,371	124,997
American Axle & Manufacturing Holdings, Inc.(1)	13,041	127,410
Aptiv plc(1)	8,813	1,320,540
Autoliv, Inc.(1)	5,896	530,640
BorgWarner, Inc.	16,926	761,670
Cooper Tire & Rubber Co.	5,067	290,035
Cooper-Standard Holdings, Inc.(1)	852	30,519
Dana, Inc.	10,881	259,077
Fox Factory Holding Corp.(1)	723	91,929
Gentex Corp.	19,209	679,614
Gentherm, Inc.(1)	2,549	180,444
Goodyear Tire & Rubber Co. (The)(1)	17,316	291,082
LCI Industries	1,733	244,249
Lear Corp.	3,947	655,557
Modine Manufacturing Co.(1)	4,733	65,647
Motorcar Parts of America, Inc.(1)	346	7,363
Patrick Industries, Inc.	2,262	178,540
Standard Motor Products, Inc.	595	24,996
Stoneridge, Inc.(1)	1,367	41,912
Tenneco, Inc., Class A(1)	4,921	54,820
Veoneer, Inc.(1)	2,873	78,950
Visteon Corp.(1)	1,780	226,362
XPEL, Inc.(1)	682	32,975
		6,299,328
Automobiles — 1.3%
Ford Motor Co.(1)	161,751	1,892,487
General Motors Co.	43,470	2,231,315
Harley-Davidson, Inc.	11,589	413,380
Tesla, Inc.(1)	6,434	4,346,167
Thor Industries, Inc.	2,589	303,068
Winnebago Industries, Inc.	2,725	189,660
Workhorse Group, Inc.(1)(2)	1,435	23,204
		9,399,281
Banks — 5.9%
1st Source Corp.	359	15,929
Allegiance Bancshares, Inc.	623	23,456
Altabancorp	887	30,531
Amalgamated Bank, Class A	571	10,027
Amerant Bancorp, Inc.(1)	1,415	23,305

Avantis U.S. Equity ETF
	Shares	Value
American National Bankshares, Inc.	278	$8,618
Ameris Bancorp	3,465	165,073
Arrow Financial Corp.	374	11,916
Associated Banc-Corp.	5,596	112,759
Atlantic Capital Bancshares, Inc.(1)	810	16,484
Atlantic Union Bankshares Corp.	3,107	114,120
Banc of California, Inc.	2,598	48,219
BancFirst Corp.	1,487	94,990
Bancorp, Inc. (The)(1)	5,245	106,316
BancorpSouth Bank	4,423	132,955
Bank First Corp.(2)	97	6,780
Bank of America Corp.	102,702	3,564,786
Bank of Commerce Holdings	180	1,957
Bank of Hawaii Corp.	2,428	212,450
Bank of Marin Bancorp	359	13,283
Bank OZK	6,006	247,567
BankUnited, Inc.	5,222	209,872
Banner Corp.	1,474	76,324
Bar Harbor Bankshares	347	9,713
Baycom Corp.(1)	25	427
BCB Bancorp, Inc.	604	7,991
Berkshire Hills Bancorp, Inc.	1,520	30,643
BOK Financial Corp.	693	59,640
Boston Private Financial Holdings, Inc.	4,332	59,608
Brookline Bancorp, Inc.	2,514	35,774
Bryn Mawr Bank Corp.	623	23,568
Business First Bancshares, Inc.	330	7,250
Byline Bancorp, Inc.	820	16,334
Cadence BanCorp	6,772	138,961
Camden National Corp.	423	17,144
Capital City Bank Group, Inc.	318	7,851
Cathay General Bancorp.	3,267	122,970
CBTX, Inc.	322	9,393
Central Pacific Financial Corp.	1,372	31,048
Central Valley Community Bancorp	21	371
CIT Group, Inc.	3,930	178,225
Citigroup, Inc.	41,005	2,701,409
Citizens & Northern Corp.	329	6,883
Citizens Financial Group, Inc.	14,288	620,671
City Holding Co.	411	30,911
Civista Bancshares, Inc.	355	6,827
CNB Financial Corp.	630	14,622
Codorus Valley Bancorp, Inc.	16	270
Columbia Banking System, Inc.	2,158	95,578
Comerica, Inc.	7,070	481,467
Commerce Bancshares, Inc.	4,044	299,377
Community Bank System, Inc.	1,641	116,823
Community Bankers Trust Corp.	896	6,953
Community Trust Bancorp, Inc.	359	14,669
ConnectOne Bancorp, Inc.	1,296	30,106
CrossFirst Bankshares, Inc.(1)	2,277	30,398

Avantis U.S. Equity ETF
	Shares	Value
Cullen/Frost Bankers, Inc.	1,501	$156,704
Customers Bancorp, Inc.(1)	2,730	73,109
CVB Financial Corp.	4,252	91,035
Dime Community Bancshares, Inc.	1,862	54,761
Eagle Bancorp, Inc.	1,819	88,931
East West Bancorp, Inc.	8,255	595,681
Eastern Bankshares, Inc.(1)	2,016	35,502
Enterprise Financial Services Corp.	1,308	56,244
Equity Bancshares, Inc., Class A(1)	540	14,040
F.N.B. Corp.	26,236	310,372
Farmers National Banc Corp.	852	11,792
FB Financial Corp.	1,063	45,082
Fifth Third Bancorp	30,846	1,070,048
Financial Institutions, Inc.	887	24,286
First BanCorp	12,667	132,877
First Bancorp/Southern Pines NC	1,575	63,425
First Bancshares, Inc. (The)	623	19,980
First Busey Corp.	2,095	47,955
First Business Financial Services, Inc.	299	6,638
First Choice Bancorp	339	6,709
First Citizens BancShares, Inc., Class A	138	101,829
First Commonwealth Financial Corp.	3,757	50,381
First Community Bankshares, Inc.	683	17,526
First Financial Bancorp	4,426	99,275
First Financial Bankshares, Inc.	4,233	189,046
First Financial Corp.	359	15,214
First Foundation, Inc.	2,627	60,027
First Hawaiian, Inc.	5,883	164,077
First Horizon Corp.	20,550	332,910
First Internet Bancorp	300	9,825
First Interstate BancSystem, Inc., Class A	1,534	69,674
First Merchants Corp.	3,184	133,887
First Mid Bancshares, Inc.	623	22,671
First Midwest Bancorp, Inc.	6,086	120,381
First of Long Island Corp. (The)	1,151	21,386
First Republic Bank	3,405	560,974
Flushing Financial Corp.	1,160	24,070
Fulton Financial Corp.	8,503	131,371
German American Bancorp, Inc.	623	24,546
Glacier Bancorp, Inc.	3,286	178,101
Great Southern Bancorp, Inc.	615	32,466
Great Western Bancorp, Inc.	2,951	79,175
Guaranty Bancshares, Inc.	311	9,486
Hancock Whitney Corp.	3,571	134,805
Hanmi Financial Corp.	1,415	24,225
Heartland Financial USA, Inc.	2,296	107,315
Heritage Commerce Corp.	2,471	23,499
Heritage Financial Corp.	887	22,964
Hilltop Holdings, Inc.	6,291	207,855
Home BancShares, Inc.	7,522	183,838
HomeTrust Bancshares, Inc.	894	20,687

Avantis U.S. Equity ETF
	Shares	Value
Hope Bancorp, Inc.	5,750	$75,670
Horizon Bancorp, Inc.	1,869	33,380
Howard Bancorp, Inc.(1)	542	7,453
Huntington Bancshares, Inc.	49,971	766,555
Independent Bank Corp. (Massachusetts)	1,516	129,633
Independent Bank Corp. (Michigan)	1,159	23,957
Independent Bank Group, Inc.	1,192	83,070
International Bancshares Corp.	3,854	167,957
Investar Holding Corp.	168	3,226
Investors Bancorp, Inc.	9,589	127,917
JPMorgan Chase & Co.	46,617	6,860,624
KeyCorp	41,111	827,976
Lakeland Bancorp, Inc.	2,144	33,618
Lakeland Financial Corp.	1,025	70,674
Live Oak Bancshares, Inc.	2,480	136,673
M&T Bank Corp.	2,916	440,141
Macatawa Bank Corp.	2,744	24,230
MainStreet Bancshares, Inc.(1)	72	1,339
Mercantile Bank Corp.	623	18,217
Metropolitan Bank Holding Corp.(1)	484	25,037
Midland States Bancorp, Inc.	887	21,732
MidWestOne Financial Group, Inc.	888	24,367
MVB Financial Corp.	605	19,723
National Bank Holdings Corp., Class A	2,036	78,895
NBT Bancorp, Inc.	1,641	59,453
Nicolet Bankshares, Inc.(1)	408	30,212
Northeast Bank	351	9,115
Northrim BanCorp, Inc.	279	10,739
OceanFirst Financial Corp.	1,928	41,895
OFG Bancorp	3,470	67,006
Old National Bancorp	5,577	101,111
Old Second Bancorp, Inc.	2,211	26,466
Origin Bancorp, Inc.	623	21,344
Orrstown Financial Services, Inc.	338	6,584
Pacific Premier Bancorp, Inc.	3,576	144,113
PacWest Bancorp	4,497	162,971
Park National Corp.	899	111,476
Parke Bancorp, Inc.	565	10,255
PCB Bancorp.	57	794
Peapack-Gladstone Financial Corp.	887	24,401
People's United Financial, Inc.	13,253	237,759
Peoples Bancorp, Inc.	623	19,400
Pinnacle Financial Partners, Inc.	2,176	176,626
PNC Financial Services Group, Inc. (The)	8,639	1,454,462
Popular, Inc.	5,133	342,987
Preferred Bank	979	56,733
Premier Financial Bancorp, Inc.	117	1,818
Prosperity Bancshares, Inc.	2,201	161,707
QCR Holdings, Inc.	791	32,747
RBB Bancorp	626	11,769
Regions Financial Corp.	30,645	632,206

Avantis U.S. Equity ETF
	Shares	Value
Reliant Bancorp, Inc.	98	$2,167
Renasant Corp.	2,262	88,851
Republic Bancorp, Inc., Class A	508	21,356
S&T Bancorp, Inc.	1,266	36,562
Sandy Spring Bancorp, Inc.	1,731	65,051
Seacoast Banking Corp. of Florida(1)	2,627	94,441
ServisFirst Bancshares, Inc.	3,301	163,598
Sierra Bancorp	887	21,155
Signature Bank	2,596	566,811
Silvergate Capital Corp., Class A(1)	720	91,843
Simmons First National Corp., Class A	4,612	135,039
SmartFinancial, Inc.	343	7,203
South Plains Financial, Inc.	543	10,480
South State Corp.	2,560	201,882
Southern First Bancshares, Inc.(1)	624	27,456
Southern National Bancorp of Virginia, Inc.	823	11,687
Southside Bancshares, Inc.	1,317	45,542
Spirit of Texas Bancshares, Inc.	157	3,259
Sterling Bancorp	8,009	174,836
Stock Yards Bancorp, Inc.	823	40,549
Summit Financial Group, Inc.	540	13,009
SVB Financial Group(1)	2,217	1,120,383
Synovus Financial Corp.	7,773	328,876
TCF Financial Corp.	8,837	396,074
Texas Capital Bancshares, Inc.(1)	3,082	234,848
Tompkins Financial Corp.	365	28,225
Towne Bank	3,361	96,931
TriCo Bancshares	623	26,833
TriState Capital Holdings, Inc.(1)	1,158	26,576
Triumph Bancorp, Inc.(1)	1,136	87,131
Truist Financial Corp.	26,610	1,515,706
Trustmark Corp.	2,833	85,443
U.S. Bancorp	27,485	1,374,250
UMB Financial Corp.	2,171	183,167
Umpqua Holdings Corp.	10,052	171,588
United Bankshares, Inc.	4,179	154,414
United Community Banks, Inc.	4,782	158,093
United Security Bancshares	415	3,096
Univest Financial Corp.	887	22,308
Valley National Bancorp	17,975	220,194
Veritex Holdings, Inc.	2,267	65,924
Washington Trust Bancorp, Inc.	725	34,474
Webster Financial Corp.	5,444	301,108
Wells Fargo & Co.	66,805	2,416,337
WesBanco, Inc.	2,985	96,356
West BanCorp, Inc.	1,287	29,382
Westamerica Bancorporation	687	41,296
Western Alliance Bancorp	5,670	518,862
Wintrust Financial Corp.	3,030	223,190
Zions Bancorp N.A.	9,390	499,266
		42,781,570

Avantis U.S. Equity ETF
	Shares	Value
Beverages — 0.9%
Boston Beer Co., Inc. (The), Class A(1)	350	$360,049
Brown-Forman Corp., Class A	630	41,952
Brown-Forman Corp., Class B	8,516	609,575
Coca-Cola Co. (The)	33,768	1,654,294
Coca-Cola Consolidated, Inc.	321	82,388
Constellation Brands, Inc., Class A	2,471	529,140
Keurig Dr Pepper, Inc.	3,258	99,434
MGP Ingredients, Inc.	355	22,677
Molson Coors Beverage Co., Class B	6,558	291,503
Monster Beverage Corp.(1)	7,758	680,687
National Beverage Corp.(2)	488	23,258
NewAge, Inc.(1)	63	166
PepsiCo, Inc.	18,522	2,392,857
		6,787,980
Biotechnology — 2.6%
AbbVie, Inc.	13,654	1,471,082
ACADIA Pharmaceuticals, Inc.(1)	887	43,436
Acceleron Pharma, Inc.(1)	694	94,495
ADMA Biologics, Inc.(1)(2)	40	92
Adverum Biotechnologies, Inc.(1)	1,194	15,319
Agenus, Inc.(1)	60	240
Agios Pharmaceuticals, Inc.(1)	224	10,627
Akebia Therapeutics, Inc.(1)	3,362	11,633
Alector, Inc.(1)	1,608	29,233
Alexion Pharmaceuticals, Inc.(1)	3,793	579,381
Alkermes plc(1)	4,281	81,510
Allogene Therapeutics, Inc.(1)	572	19,854
Alnylam Pharmaceuticals, Inc.(1)	1,573	232,961
Altimmune, Inc.(1)(2)	125	1,993
Amgen, Inc.	8,962	2,015,733
Amicus Therapeutics, Inc.(1)	2,123	26,070
AnaptysBio, Inc.(1)	898	25,773
Anika Therapeutics, Inc.(1)	359	13,175
Annexon, Inc.(1)	804	23,404
Arcus Biosciences, Inc.(1)	2,357	83,108
Ardelyx, Inc.(1)	1,128	7,276
Arena Pharmaceuticals, Inc.(1)	4,619	371,137
Arrowhead Pharmaceuticals, Inc.(1)	7,849	625,251
Assembly Biosciences, Inc.(1)	291	1,478
Atara Biotherapeutics, Inc.(1)	1,522	25,539
Atreca, Inc., Class A(1)	18	312
Avid Bioservices, Inc.(1)	3,235	66,576
Avrobio, Inc.(1)	1,415	15,565
Biogen, Inc.(1)	6,154	1,679,304
Biohaven Pharmaceutical Holding Co. Ltd.(1)	751	63,820
BioMarin Pharmaceutical, Inc.(1)	2,462	190,633
Bluebird Bio, Inc.(1)	784	24,382
Blueprint Medicines Corp.(1)	3,207	314,992
Catalyst Pharmaceuticals, Inc.(1)	5,493	21,368
Celldex Therapeutics, Inc.(1)	1,173	31,765

Avantis U.S. Equity ETF
	Shares	Value
Coherus Biosciences, Inc.(1)	6,366	$103,384
Constellation Pharmaceuticals, Inc.(1)	600	15,120
CRISPR Therapeutics AG(1)	1,197	150,451
Cyclerion Therapeutics, Inc.(1)	6	23
CytomX Therapeutics, Inc.(1)	9	71
Deciphera Pharmaceuticals, Inc.(1)	704	30,821
Denali Therapeutics, Inc.(1)	2,205	158,319
Dicerna Pharmaceuticals, Inc.(1)	6,657	179,606
Dyne Therapeutics, Inc.(1)	1,005	18,562
Eagle Pharmaceuticals, Inc.(1)	711	31,639
Editas Medicine, Inc.(1)	28	1,228
Eiger BioPharmaceuticals, Inc.(1)	2	20
Emergent BioSolutions, Inc.(1)	3,035	291,360
Enanta Pharmaceuticals, Inc.(1)	286	14,106
Esperion Therapeutics, Inc.(1)	329	9,011
Exact Sciences Corp.(1)	1,423	193,699
Exelixis, Inc.(1)	17,606	381,346
Fate Therapeutics, Inc.(1)	1,404	125,967
FibroGen, Inc.(1)	666	33,320
Five Prime Therapeutics, Inc.(1)	1,436	31,922
Frequency Therapeutics, Inc.(1)	631	31,052
G1 Therapeutics, Inc.(1)	599	13,238
Generation Bio Co.(1)	1,257	43,894
Geron Corp.(1)	7,717	13,813
Gilead Sciences, Inc.	33,837	2,077,592
Global Blood Therapeutics, Inc.(1)	993	42,302
Gossamer Bio, Inc.(1)	1,921	18,057
Halozyme Therapeutics, Inc.(1)	18	815
Harpoon Therapeutics, Inc.(1)	1,397	26,948
Heron Therapeutics, Inc.(1)	2,175	39,324
ImmunoGen, Inc.(1)	15,425	134,969
Incyte Corp.(1)	2,542	199,954
Intellia Therapeutics, Inc.(1)	1,722	104,112
Invitae Corp.(1)(2)	3,101	124,443
Ionis Pharmaceuticals, Inc.(1)	3,088	161,811
Iovance Biotherapeutics, Inc.(1)	1,259	46,961
Ironwood Pharmaceuticals, Inc.(1)	11,662	107,640
iTeos Therapeutics, Inc.(1)	677	28,150
Kadmon Holdings, Inc.(1)	2,968	13,623
Keros Therapeutics, Inc.(1)	410	26,843
Krystal Biotech, Inc.(1)	396	31,240
Kura Oncology, Inc.(1)	1,285	35,980
Ligand Pharmaceuticals, Inc.(1)	488	72,331
MacroGenics, Inc.(1)	1,414	35,364
Madrigal Pharmaceuticals, Inc.(1)	122	14,785
MEI Pharma, Inc.(1)	16,225	60,844
Merus NV(1)	711	15,997
Mirati Therapeutics, Inc.(1)	744	149,484
Mirum Pharmaceuticals, Inc.(1)	624	11,457
Moderna, Inc.(1)	3,057	473,254
Myriad Genetics, Inc.(1)	3,407	103,879

Avantis U.S. Equity ETF
	Shares	Value
Natera, Inc.(1)	1,326	$153,935
Neurocrine Biosciences, Inc.(1)	1,753	191,971
Nkarta, Inc.(1)	348	16,968
Novavax, Inc.(1)	321	74,225
Nurix Therapeutics, Inc.(1)	586	20,867
Ocugen, Inc.(1)(2)	5,288	57,904
OPKO Health, Inc.(1)(2)	6,740	30,330
ORIC Pharmaceuticals, Inc.(1)	1,943	62,953
Passage Bio, Inc.(1)	1,340	24,147
PDL BioPharma, Inc.(1)	1,937	4,784
PMV Pharmaceuticals, Inc.(1)	473	17,799
Protagonist Therapeutics, Inc.(1)	866	20,412
Prothena Corp. plc(1)	804	17,945
Radius Health, Inc.(1)	887	16,507
Regeneron Pharmaceuticals, Inc.(1)	2,323	1,046,674
REGENXBIO, Inc.(1)	853	34,896
Repare Therapeutics, Inc.(1)(2)	772	25,399
Replimune Group, Inc.(1)	704	24,380
REVOLUTION Medicines, Inc.(1)	548	25,033
Rhythm Pharmaceuticals, Inc.(1)	827	21,436
Sage Therapeutics, Inc.(1)	915	77,775
Sangamo Therapeutics, Inc.(1)	5,614	64,505
Sarepta Therapeutics, Inc.(1)	127	11,057
Seagen, Inc.(1)	1,081	163,350
Solid Biosciences, Inc.(1)	3	24
Spectrum Pharmaceuticals, Inc.(1)	348	1,194
Stoke Therapeutics, Inc.(1)(2)	395	23,657
Sutro Biopharma, Inc.(1)	1,196	26,551
Syndax Pharmaceuticals, Inc.(1)	77	1,880
TCR2 Therapeutics, Inc.(1)	661	17,490
Translate Bio, Inc.(1)	5,908	137,893
Travere Therapeutics, Inc.(1)	1,301	40,097
Turning Point Therapeutics, Inc.(1)	1,261	148,685
Ultragenyx Pharmaceutical, Inc.(1)	1,501	212,452
United Therapeutics Corp.(1)	2,408	402,569
Vanda Pharmaceuticals, Inc.(1)	2,213	41,272
Vaxcyte, Inc.(1)	928	21,864
VBI Vaccines, Inc.(1)	4,135	13,935
Veracyte, Inc.(1)	1,365	79,252
Vericel Corp.(1)	8	386
Vertex Pharmaceuticals, Inc.(1)	3,944	838,297
Viking Therapeutics, Inc.(1)(2)	815	5,493
Voyager Therapeutics, Inc.(1)	1,679	9,520
Xencor, Inc.(1)	1,732	85,336
Zentalis Pharmaceuticals, Inc.(1)	627	26,359
ZIOPHARM Oncology, Inc.(1)	5,859	31,228
Zymeworks, Inc.(1)	481	17,465
		18,636,799
Building Products — 0.9%
AAON, Inc.	2,698	208,016
Advanced Drainage Systems, Inc.	3,405	374,618

Avantis U.S. Equity ETF
	Shares	Value
Allegion plc	2,354	$256,068
Alpha Pro Tech Ltd.(1)	633	8,849
AO Smith Corp.	7,028	417,252
Apogee Enterprises, Inc.	1,620	60,588
Armstrong Flooring, Inc.(1)	157	813
Armstrong World Industries, Inc.	3,594	307,575
Builders FirstSource, Inc.(1)	14,201	614,406
Carrier Global Corp.	4,943	180,568
CSW Industrials, Inc.	835	104,851
Fortune Brands Home & Security, Inc.	2,754	228,968
Gibraltar Industries, Inc.(1)	2,158	188,501
Insteel Industries, Inc.	949	29,305
JELD-WEN Holding, Inc.(1)	5,276	156,433
Johnson Controls International plc	12,153	678,016
Lennox International, Inc.	95	26,578
Masco Corp.	3,378	179,777
Masonite International Corp.(1)	2,116	232,168
Owens Corning	7,351	595,578
PGT Innovations, Inc.(1)	2,735	64,519
Quanex Building Products Corp.	3,149	76,615
Simpson Manufacturing Co., Inc.	2,897	282,342
Trane Technologies plc	3,032	464,624
Trex Co., Inc.(1)	8,447	774,083
UFP Industries, Inc.	4,643	283,223
		6,794,334
Capital Markets — 3.7%
Affiliated Managers Group, Inc.	793	110,996
Ameriprise Financial, Inc.	6,421	1,420,582
Ares Management Corp., Class A	1,378	71,629
Artisan Partners Asset Management, Inc., Class A	5,455	259,113
Assetmark Financial Holdings, Inc.(1)	84	1,985
B. Riley Financial, Inc.	2,135	140,526
Bank of New York Mellon Corp. (The)	20,339	857,492
BGC Partners, Inc., Class A	17,497	78,387
BlackRock, Inc.	1,665	1,156,343
Brightsphere Investment Group, Inc.	1,361	24,634
Cboe Global Markets, Inc.	1,551	153,487
Charles Schwab Corp. (The)	35,845	2,212,353
CME Group, Inc.	5,459	1,090,162
Cohen & Steers, Inc.	1,876	120,777
Cowen, Inc., Class A	2,400	81,240
Diamond Hill Investment Group, Inc.(1)	131	18,582
Eaton Vance Corp.	6,700	489,569
Evercore, Inc., Class A	3,107	372,125
FactSet Research Systems, Inc.	797	242,216
Federated Hermes, Inc.	6,016	160,748
Franklin Resources, Inc.	5,923	155,005
Freedom Holding Corp.(1)	1,462	78,933
Goldman Sachs Group, Inc. (The)	8,556	2,733,471
Hamilton Lane, Inc., Class A	1,390	124,266
Houlihan Lokey, Inc.	829	52,691

Avantis U.S. Equity ETF
	Shares	Value
Interactive Brokers Group, Inc., Class A	359	$25,988
Intercontinental Exchange, Inc.	6,537	721,097
Invesco Ltd.	18,079	405,331
Janus Henderson Group plc	14,391	420,649
KKR & Co., Inc., Class A	10,354	471,728
Lazard Ltd., Class A	8,841	342,058
LPL Financial Holdings, Inc.	2,086	274,393
MarketAxess Holdings, Inc.	462	256,844
Moelis & Co., Class A	2,468	127,448
Moody's Corp.	3,764	1,034,686
Morgan Stanley	44,521	3,422,338
Morningstar, Inc.	389	87,233
MSCI, Inc.	698	289,335
Nasdaq, Inc.	718	99,292
Northern Trust Corp.	7,718	734,213
Open Lending Corp., Class A(1)	5,093	194,756
Oppenheimer Holdings, Inc., Class A	322	12,204
Piper Sandler Cos.	1,476	156,928
Pzena Investment Management, Inc., Class A	14	129
Raymond James Financial, Inc.	6,089	710,830
S&P Global, Inc.	4,581	1,508,798
Safeguard Scientifics, Inc.(1)	2	15
SEI Investments Co.	6,763	378,728
State Street Corp.	9,160	666,573
Stifel Financial Corp.	5,657	345,530
StoneX Group, Inc.(1)	1,199	69,170
T. Rowe Price Group, Inc.	9,552	1,548,761
Victory Capital Holdings, Inc., Class A	548	13,015
Virtu Financial, Inc., Class A	1,952	53,231
Virtus Investment Partners, Inc.	632	158,569
Waddell & Reed Financial, Inc., Class A	3,648	91,528
WisdomTree Investments, Inc.	6,525	34,583
		26,863,293
Chemicals — 2.7%
AdvanSix, Inc.(1)	1,168	32,470
Air Products and Chemicals, Inc.	4,533	1,158,725
Albemarle Corp.	5,074	797,684
American Vanguard Corp.	862	16,826
Amyris, Inc.(1)(2)	1,887	26,041
Ashland Global Holdings, Inc.	2,819	237,134
Avient Corp.	7,014	303,145
Axalta Coating Systems Ltd.(1)	7,362	201,277
Balchem Corp.	337	40,224
Cabot Corp.	3,984	196,132
Celanese Corp.	6,272	871,244
CF Industries Holdings, Inc.	6,466	292,780
Chase Corp.	413	44,472
Chemours Co. (The)	15,288	359,727
Corteva, Inc.	26,860	1,212,729
Dow, Inc.	28,836	1,710,263
DuPont de Nemours, Inc.	15,873	1,116,189

Avantis U.S. Equity ETF
	Shares	Value
Eastman Chemical Co.	5,326	$581,919
Ecolab, Inc.	2,739	573,437
Element Solutions, Inc.	3,291	59,403
Ferro Corp.(1)	9,665	153,384
FMC Corp.	6,461	657,019
FutureFuel Corp.	1,617	23,738
GCP Applied Technologies, Inc.(1)	3,787	93,880
H.B. Fuller Co.	359	20,129
Hawkins, Inc.	707	44,258
Huntsman Corp.	8,331	227,436
Ingevity Corp.(1)	3,041	211,289
Innospec, Inc.	1,730	173,778
International Flavors & Fragrances, Inc.	495	67,077
Koppers Holdings, Inc.(1)	1,049	35,047
Kraton Corp.(1)	3,040	113,058
Kronos Worldwide, Inc.	1,141	16,487
Linde plc	6,838	1,670,318
Livent Corp.(1)	12,508	232,899
LyondellBasell Industries NV, Class A	11,680	1,204,091
Minerals Technologies, Inc.	2,446	174,229
Mosaic Co. (The)	22,523	662,176
NewMarket Corp.	501	189,869
Olin Corp.	10,188	315,217
Orion Engineered Carbons SA	4,746	84,004
PPG Industries, Inc.	3,916	527,955
PQ Group Holdings, Inc.	776	11,919
Quaker Chemical Corp.	78	22,026
Rayonier Advanced Materials, Inc.(1)	3,390	31,358
RPM International, Inc.	2,160	172,022
Scotts Miracle-Gro Co. (The)	1,813	386,441
Sensient Technologies Corp.	3,223	250,911
Sherwin-Williams Co. (The)	1,149	781,711
Stepan Co.	1,436	173,311
Trecora Resources(1)	63	447
Tredegar Corp.	1,960	29,870
Trinseo SA	3,415	220,985
Tronox Holdings plc, Class A	9,676	177,458
Valvoline, Inc.	2,240	55,910
Venator Materials plc(1)	3,497	13,394
Westlake Chemical Corp.	1,764	150,981
WR Grace & Co.	3,483	206,403
		19,414,306
Commercial Services and Supplies — 0.7%
ABM Industries, Inc.	625	26,988
ACCO Brands Corp.	1,154	9,347
ADT, Inc.	1,632	12,420
Brady Corp., Class A	1,600	83,856
Brink's Co. (The)	1,957	150,356
Casella Waste Systems, Inc., Class A(1)	1,817	105,241
Cimpress plc(1)	1,036	102,647
Cintas Corp.	1,206	391,154

Avantis U.S. Equity ETF
	Shares	Value
Clean Harbors, Inc.(1)	3,141	$267,456
Copart, Inc.(1)	8,205	895,658
CoreCivic, Inc.	4,423	31,757
Covanta Holding Corp.	3,415	47,981
Deluxe Corp.	359	14,191
Ennis, Inc.	2,164	42,890
Harsco Corp.(1)	15	245
Healthcare Services Group, Inc.	5,306	150,956
Heritage-Crystal Clean, Inc.(1)	689	18,066
Herman Miller, Inc.	5,491	210,607
HNI Corp.	3,860	137,377
IAA, Inc.(1)	2,103	123,299
Interface, Inc.	2,207	27,411
KAR Auction Services, Inc.	5,497	76,463
Kimball International, Inc., Class B	2,800	36,232
Knoll, Inc.	2,546	41,525
MSA Safety, Inc.	684	110,117
PICO Holdings, Inc.(1)	558	5,100
Pitney Bowes, Inc.	2,999	25,432
Quad/Graphics, Inc.(1)	1,418	6,211
Republic Services, Inc.	922	82,141
Rollins, Inc.	3,211	106,509
Steelcase, Inc., Class A	5,556	77,451
Stericycle, Inc.(1)	86	5,579
Team, Inc.(1)	1,415	15,692
Tetra Tech, Inc.	783	108,344
UniFirst Corp.	815	197,466
US Ecology, Inc.(1)	7	267
Viad Corp.	340	14,226
VSE Corp.	354	13,650
Waste Connections, Inc.	3,184	311,045
Waste Management, Inc.	9,107	1,009,875
		5,093,228
Communications Equipment — 0.6%
ADTRAN, Inc.	1,030	17,345
Arista Networks, Inc.(1)	1,259	352,319
Cambium Networks Corp.(1)	570	24,105
Ciena Corp.(1)	7,068	368,738
Cisco Systems, Inc.	37,942	1,702,458
CommScope Holding Co., Inc.(1)	7,638	111,438
Comtech Telecommunications Corp.	887	23,843
Digi International, Inc.(1)	1,076	25,135
EchoStar Corp., Class A(1)	2,795	63,446
Extreme Networks, Inc.(1)	4,953	45,419
F5 Networks, Inc.(1)	1,496	284,210
Infinera Corp.(1)	7,255	71,280
Inseego Corp.(1)(2)	502	7,324
Juniper Networks, Inc.	4,374	101,827
Lumentum Holdings, Inc.(1)	4,185	376,650
Motorola Solutions, Inc.	1,500	263,220
NETGEAR, Inc.(1)	1,799	71,960

Avantis U.S. Equity ETF
	Shares	Value
NetScout Systems, Inc.(1)	1,432	$40,411
Ribbon Communications, Inc.(1)	2,970	25,661
Ubiquiti, Inc.	95	30,297
ViaSat, Inc.(1)	2,549	130,356
Viavi Solutions, Inc.(1)	5,989	96,932
		4,234,374
Construction and Engineering — 0.5%
AECOM(1)	831	48,107
Aegion Corp.(1)	1,415	36,578
Ameresco, Inc., Class A(1)	1,791	102,302
Arcosa, Inc.	2,808	159,298
Argan, Inc.	1,138	56,923
Comfort Systems USA, Inc.	3,480	215,551
Construction Partners, Inc., Class A(1)	2,751	79,614
Dycom Industries, Inc.(1)	2,954	226,217
EMCOR Group, Inc.	2,326	226,483
Fluor Corp.(1)	11,615	199,313
Great Lakes Dredge & Dock Corp.(1)	5,600	85,064
HC2 Holdings, Inc.(1)	1,669	5,841
IES Holdings, Inc.(1)	864	39,606
MasTec, Inc.(1)	4,804	416,747
Matrix Service Co.(1)	1,679	22,784
MYR Group, Inc.(1)	1,795	105,815
Northwest Pipe Co.(1)	308	10,481
Orion Group Holdings, Inc.(1)	8	47
Primoris Services Corp.	5,278	176,655
Quanta Services, Inc.	8,515	713,983
Sterling Construction Co., Inc.(1)	613	13,964
Tutor Perini Corp.(1)	2,945	43,291
Valmont Industries, Inc.	1,477	349,355
WillScot Mobile Mini Holdings Corp.(1)	3,948	109,478
		3,443,497
Construction Materials — 0.2%
Eagle Materials, Inc.	3,087	387,048
Forterra, Inc.(1)	872	20,291
Martin Marietta Materials, Inc.	1,587	534,613
Summit Materials, Inc., Class A(1)	4,242	117,546
US Concrete, Inc.(1)	783	40,293
Vulcan Materials Co.	2,907	485,440
		1,585,231
Consumer Finance — 1.4%
Ally Financial, Inc.	22,759	944,498
American Express Co.	17,834	2,412,227
Atlanticus Holdings Corp.(1)	677	17,792
Capital One Financial Corp.	15,691	1,885,901
Credit Acceptance Corp.(1)(2)	488	177,154
Discover Financial Services	13,594	1,278,788
Elevate Credit, Inc.(1)	1,123	4,582
Encore Capital Group, Inc.(1)	2,151	71,886
Enova International, Inc.(1)	3,554	109,108
FirstCash, Inc.	3,296	208,703

Avantis U.S. Equity ETF
	Shares	Value
Green Dot Corp., Class A(1)	4,328	$204,541
LendingClub Corp.(1)	3,911	42,121
LendingTree, Inc.(1)(2)	4	1,075
Navient Corp.	17,127	212,032
Nelnet, Inc., Class A	1,744	126,614
OneMain Holdings, Inc.	6,210	291,311
PRA Group, Inc.(1)	1,903	70,145
PROG Holdings, Inc.	5,573	278,650
Regional Management Corp.	1,045	33,827
Santander Consumer USA Holdings, Inc.	8,980	224,500
SLM Corp.	33,750	532,913
Synchrony Financial	30,166	1,166,821
World Acceptance Corp.(1)	245	31,005
		10,326,194
Containers and Packaging — 0.7%
Amcor plc	14,070	153,926
AptarGroup, Inc.	3,256	423,508
Ardagh Group SA	68	1,723
Avery Dennison Corp.	3,657	640,743
Ball Corp.	4,249	362,822
Berry Global Group, Inc.(1)	4,561	252,679
Crown Holdings, Inc.(1)	3,187	304,550
Graphic Packaging Holding Co.	11,395	180,839
Greif, Inc., Class A	613	29,608
Greif, Inc., Class B	16	792
International Paper Co.	19,645	975,374
Myers Industries, Inc.	2,530	56,014
O-I Glass, Inc.(1)	5,433	63,457
Packaging Corp. of America	5,786	763,868
Sealed Air Corp.	2,252	94,359
Silgan Holdings, Inc.	1,564	58,744
Sonoco Products Co.	5,378	320,367
UFP Technologies, Inc.(1)	85	4,209
WestRock Co.	13,805	601,760
		5,289,342
Distributors — 0.2%
Core-Mark Holding Co., Inc.	3,771	122,859
Funko, Inc., Class A(1)(2)	2	27
Genuine Parts Co.	4,382	461,644
LKQ Corp.(1)	9,022	355,377
Pool Corp.	2,181	730,133
Weyco Group, Inc.	41	720
		1,670,760
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.(1)	1,559	61,269
American Public Education, Inc.(1)	271	7,978
Bright Horizons Family Solutions, Inc.(1)	708	113,039
Chegg, Inc.(1)	679	65,544
frontdoor, Inc.(1)	1,371	71,799
Graham Holdings Co., Class B	30	18,025
Grand Canyon Education, Inc.(1)	1,441	150,859

Avantis U.S. Equity ETF
	Shares	Value
H&R Block, Inc.	2,127	$40,902
Houghton Mifflin Harcourt Co.(1)	3,378	20,606
Laureate Education, Inc., Class A(1)	6,581	90,489
OneSpaWorld Holdings Ltd.(1)	1,679	18,318
Perdoceo Education Corp.(1)	5,644	72,638
Service Corp. International	3,310	158,086
Strategic Education, Inc.	353	32,095
Stride, Inc.(1)	865	20,803
Terminix Global Holdings, Inc.(1)	623	28,041
Universal Technical Institute, Inc.(1)	863	5,290
WW International, Inc.(1)	623	18,372
		994,153
Diversified Financial Services — 0.7%
Alerus Financial Corp.	66	1,816
Banco Latinoamericano de Comercio Exterior SA, E Shares	1,415	21,593
Berkshire Hathaway, Inc., Class B(1)	15,406	3,705,297
Cannae Holdings, Inc.(1)	2,035	76,007
Equitable Holdings, Inc.	16,929	500,591
Jefferies Financial Group, Inc.	13,780	400,171
Marlin Business Services Corp.	132	2,006
Voya Financial, Inc.	5,035	303,510
		5,010,991
Diversified Telecommunication Services — 1.1%
Alaska Communications Systems Group, Inc.	600	1,962
AT&T, Inc.	90,577	2,526,193
ATN International, Inc.	359	17,476
Cogent Communications Holdings, Inc.	438	26,214
Consolidated Communications Holdings, Inc.(1)	2,677	14,081
Globalstar, Inc.(1)	39,542	69,989
IDT Corp., Class B(1)	2,285	41,016
Iridium Communications, Inc.(1)	8,366	320,501
Lumen Technologies, Inc.	18,643	229,123
ORBCOMM, Inc.(1)	3,086	23,546
Verizon Communications, Inc.	91,189	5,042,752
Vonage Holdings Corp.(1)	2,471	32,667
		8,345,520
Electric Utilities — 1.4%
ALLETE, Inc.	2,033	126,310
Alliant Energy Corp.	7,103	327,874
American Electric Power Co., Inc.	13,333	997,975
Avangrid, Inc.	851	38,942
Duke Energy Corp.	6,320	540,929
Edison International	11,448	618,077
Entergy Corp.	8,185	710,540
Evergy, Inc.	7,100	380,773
Eversource Energy	4,224	335,724
Exelon Corp.	27,840	1,074,624
FirstEnergy Corp.	12,174	403,446
Hawaiian Electric Industries, Inc.	6,080	212,557
IDACORP, Inc.	2,143	184,812
MGE Energy, Inc.	359	22,868

Avantis U.S. Equity ETF
	Shares	Value
NextEra Energy, Inc.	13,093	$962,074
NRG Energy, Inc.	2,082	76,014
OGE Energy Corp.	6,060	177,376
Otter Tail Corp.	757	30,674
PG&E Corp.(1)	7,394	77,711
Pinnacle West Capital Corp.	5,287	369,720
PNM Resources, Inc.	2,216	106,390
Portland General Electric Co.	5,399	227,622
PPL Corp.	17,700	463,563
Southern Co. (The)	17,247	978,250
Spark Energy, Inc., Class A(2)	2	20
Xcel Energy, Inc.	18,248	1,069,150
		10,514,015
Electrical Equipment — 0.7%
Acuity Brands, Inc.	1,710	210,843
Allied Motion Technologies, Inc.	68	3,301
AMETEK, Inc.	3,386	399,446
Array Technologies, Inc.(1)	5,833	216,288
Atkore, Inc.(1)	4,620	312,543
AZZ, Inc.	1,775	90,685
Bloom Energy Corp., Class A(1)	1,598	45,591
Eaton Corp. plc	6,436	837,903
Emerson Electric Co.	7,554	648,889
Encore Wire Corp.	816	53,472
Generac Holdings, Inc.(1)	1,153	379,983
GrafTech International Ltd.	82	970
Hubbell, Inc.	696	123,547
LSI Industries, Inc.	1,121	10,111
nVent Electric plc	2,448	64,284
Orion Energy Systems, Inc.(1)	1,979	16,624
Plug Power, Inc.(1)	568	27,480
Powell Industries, Inc.	275	8,561
Regal Beloit Corp.	1,825	249,423
Rockwell Automation, Inc.	3,568	868,023
Sensata Technologies Holding plc(1)	1,546	88,570
Sunrun, Inc.(1)	7,401	463,154
Thermon Group Holdings, Inc.(1)	1	20
TPI Composites, Inc.(1)	3,547	169,050
		5,288,761
Electronic Equipment, Instruments and Components — 1.4%
Amphenol Corp., Class A	2,686	337,576
Arlo Technologies, Inc.(1)	2,485	17,296
Arrow Electronics, Inc.(1)	5,602	561,657
Avnet, Inc.	5,930	225,755
Badger Meter, Inc.	1,951	211,859
Bel Fuse, Inc., Class B	249	4,420
Belden, Inc.	515	22,768
Benchmark Electronics, Inc.	3,129	88,864
CDW Corp.	3,530	553,822
Cognex Corp.	2,459	203,089
Coherent, Inc.(1)	1,217	294,441

Avantis U.S. Equity ETF
	Shares	Value
Corning, Inc.	34,704	$1,327,081
CTS Corp.	2,160	69,487
Daktronics, Inc.	2,726	14,748
Dolby Laboratories, Inc., Class A	2,142	209,123
ePlus, Inc.(1)	1,273	120,375
Fabrinet(1)	705	62,273
FARO Technologies, Inc.(1)	666	62,244
Flex Ltd.(1)	35,879	652,639
FLIR Systems, Inc.	2,950	157,530
II-VI, Inc.(1)	1,947	164,132
Insight Enterprises, Inc.(1)	3,235	270,414
IPG Photonics Corp.(1)	1,014	230,533
Itron, Inc.(1)	95	11,138
Jabil, Inc.	10,654	459,933
Keysight Technologies, Inc.(1)	4,192	593,252
Kimball Electronics, Inc.(1)	1,352	31,745
Knowles Corp.(1)	2,655	55,197
Littelfuse, Inc.	201	52,304
Methode Electronics, Inc.	1,049	40,838
National Instruments Corp.	3,586	159,218
Novanta, Inc.(1)	598	79,133
OSI Systems, Inc.(1)	1,015	96,039
PC Connection, Inc.	305	14,033
Plexus Corp.(1)	2,203	185,008
Rogers Corp.(1)	457	82,936
Sanmina Corp.(1)	5,803	206,703
ScanSource, Inc.(1)	2,029	57,705
SYNNEX Corp.	3,376	301,004
TE Connectivity Ltd.	8,146	1,059,224
Trimble, Inc.(1)	1,625	120,477
TTM Technologies, Inc.(1)	5,957	84,113
Vishay Intertechnology, Inc.	6,925	165,300
Vishay Precision Group, Inc.(1)	537	17,356
Vontier Corp.(1)	1,872	58,781
Zebra Technologies Corp., Class A(1)	488	243,722
		10,037,285
Energy Equipment and Services — 0.5%
Archrock, Inc.	17,441	179,817
Aspen Aerogels, Inc.(1)	593	13,194
Baker Hughes Co.	10,493	256,869
Bristow Group, Inc.(1)	2,144	57,073
Cactus, Inc., Class A	5,521	175,954
ChampionX Corp.(1)	3,820	81,251
Core Laboratories NV	433	15,389
DMC Global, Inc.	932	58,707
Dril-Quip, Inc.(1)	1,287	43,707
Exterran Corp.(1)	2,215	12,116
Frank's International NV(1)	707	3,203
Geospace Technologies Corp.(1)	157	1,547
Halliburton Co.	47,786	1,043,168
Helix Energy Solutions Group, Inc.(1)	3,791	18,576

Avantis U.S. Equity ETF
	Shares	Value
Helmerich & Payne, Inc.	7,393	$212,401
Liberty Oilfield Services, Inc., Class A	4,616	53,961
Nabors Industries Ltd.	426	47,290
National Energy Services Reunited Corp.(1)	1,433	18,987
NexTier Oilfield Solutions, Inc.(1)	12,299	57,190
NOV, Inc.	27,332	412,713
Oceaneering International, Inc.(1)	10,563	124,643
Oil States International, Inc.(1)	2,207	16,177
Patterson-UTI Energy, Inc.	14,118	104,473
ProPetro Holding Corp.(1)	10,319	118,359
RPC, Inc.(1)	1,677	10,649
Schlumberger NV	14,517	405,170
SEACOR Marine Holdings, Inc.(1)	320	1,267
Select Energy Services, Inc., Class A(1)	3,771	23,833
Solaris Oilfield Infrastructure, Inc., Class A	2,207	26,065
TechnipFMC plc	35,363	290,684
Tidewater, Inc.(1)	320	3,987
US Silica Holdings, Inc.	615	8,186
		3,896,606
Entertainment — 1.2%
Activision Blizzard, Inc.	8,929	853,702
Cinemark Holdings, Inc.(2)	2,094	47,010
Electronic Arts, Inc.	5,441	728,931
Eros STX Global Corp.(1)	13,535	24,769
IMAX Corp.(1)	1,784	36,875
Liberty Media Corp.-Liberty Braves, Class C(1)	2,422	69,729
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,937	172,834
Live Nation Entertainment, Inc.(1)	1,594	141,643
Madison Square Garden Entertainment Corp.(1)	1,438	154,973
Madison Square Garden Sports Corp.(1)	219	42,125
Marcus Corp. (The)(1)	623	12,236
Netflix, Inc.(1)	5,750	3,098,387
Roku, Inc.(1)	449	177,571
Take-Two Interactive Software, Inc.(1)	4,669	861,244
Walt Disney Co. (The)(1)	11,630	2,198,535
World Wrestling Entertainment, Inc., Class A	2,657	131,256
Zynga, Inc., Class A(1)	14,184	158,152
		8,909,972
Food and Staples Retailing — 1.6%
Andersons, Inc. (The)	2,054	53,692
BJ's Wholesale Club Holdings, Inc.(1)	1,903	76,463
Casey's General Stores, Inc.	2,822	569,931
Chefs' Warehouse, Inc. (The)(1)	1,216	37,866
Costco Wholesale Corp.	9,719	3,216,989
HF Foods Group, Inc.(1)	111	818
Ingles Markets, Inc., Class A	1,219	63,339
Kroger Co. (The)	42,426	1,366,541
Natural Grocers by Vitamin Cottage, Inc.	989	13,925
Performance Food Group Co.(1)	11,344	615,299
PriceSmart, Inc.	1,745	168,305
SpartanNash Co.	3,046	55,529

Avantis U.S. Equity ETF
	Shares	Value
Sprouts Farmers Market, Inc.(1)	10,688	$225,624
Sysco Corp.	11,606	924,186
United Natural Foods, Inc.(1)	6,694	177,056
US Foods Holding Corp.(1)	2,116	77,149
Village Super Market, Inc., Class A	991	22,843
Walgreens Boots Alliance, Inc.	18,110	868,012
Walmart, Inc.	21,548	2,799,516
Weis Markets, Inc.	937	50,083
		11,383,166
Food Products — 1.2%
Archer-Daniels-Midland Co.	12,746	721,169
B&G Foods, Inc.(2)	6,199	188,016
Beyond Meat, Inc.(1)	19	2,764
Bunge Ltd.	9,578	733,483
Cal-Maine Foods, Inc.(1)	424	16,154
Calavo Growers, Inc.	753	56,663
Campbell Soup Co.	5,272	239,771
Conagra Brands, Inc.	2,437	82,687
Darling Ingredients, Inc.(1)	11,467	722,880
Flowers Foods, Inc.	11,121	241,882
Fresh Del Monte Produce, Inc.	1,634	42,059
Freshpet, Inc.(1)	705	109,895
General Mills, Inc.	5,981	329,015
Hain Celestial Group, Inc. (The)(1)	2,934	123,756
Hershey Co. (The)	5,635	820,738
Hormel Foods Corp.	5,617	260,460
Hostess Brands, Inc.(1)	5,273	75,878
Ingredion, Inc.	3,414	307,943
J&J Snack Foods Corp.	363	57,630
J.M. Smucker Co. (The)	2,153	241,136
John B Sanfilippo & Son, Inc.	680	58,793
Kellogg Co.	3,913	225,819
Kraft Heinz Co. (The)	6,707	244,001
Lamb Weston Holdings, Inc.	7,557	602,822
Lancaster Colony Corp.	722	126,112
Landec Corp.(1)	593	6,612
McCormick & Co., Inc.	1,693	142,686
Mondelez International, Inc., Class A	16,317	867,412
Pilgrim's Pride Corp.(1)	2,413	54,027
Post Holdings, Inc.(1)	581	55,811
Sanderson Farms, Inc.	366	55,815
Seaboard Corp.	9	29,818
Seneca Foods Corp., Class A(1)	279	15,194
Simply Good Foods Co. (The)(1)	2,584	75,375
Tootsie Roll Industries, Inc.	634	19,534
TreeHouse Foods, Inc.(1)	359	17,957
Tyson Foods, Inc., Class A	11,284	763,588
Whole Earth Brands, Inc.(1)	608	7,801
		8,743,156
Gas Utilities — 0.1%
Atmos Energy Corp.	2,407	203,656

Avantis U.S. Equity ETF
	Shares	Value
Chesapeake Utilities Corp.	346	$36,583
National Fuel Gas Co.	2,936	133,412
New Jersey Resources Corp.	1,554	61,057
Northwest Natural Holding Co.	1,053	50,533
ONE Gas, Inc.	1,348	90,276
South Jersey Industries, Inc.	56	1,406
Southwest Gas Holdings, Inc.(1)	2,241	139,726
Spire, Inc.	13	863
Star Group LP	1,135	10,930
UGI Corp.	5,203	199,327
		927,769
Health Care Equipment and Supplies — 2.4%
Abbott Laboratories	13,447	1,610,682
ABIOMED, Inc.(1)	522	169,415
Align Technology, Inc.(1)	2,051	1,163,143
AngioDynamics, Inc.(1)	575	12,046
Antares Pharma, Inc.(1)	5,956	25,313
Apyx Medical Corp.(1)	320	3,344
Atrion Corp.	38	23,746
Avanos Medical, Inc.(1)	1,935	88,971
Axogen, Inc.(1)	1,972	43,581
Baxter International, Inc.	13,273	1,031,179
Becton Dickinson and Co.	1,782	429,729
Boston Scientific Corp.(1)	10,978	425,727
Cardiovascular Systems, Inc.(1)	359	14,827
Cooper Cos., Inc. (The)	811	313,151
CryoLife, Inc.(1)	224	5,656
Danaher Corp.	4,256	934,916
DENTSPLY SIRONA, Inc.	3,830	203,258
DexCom, Inc.(1)	664	264,126
Edwards Lifesciences Corp.(1)	10,139	842,551
FONAR Corp.(1)	271	5,255
Glaukos Corp.(1)	796	75,270
Globus Medical, Inc., Class A(1)	1,907	119,188
Haemonetics Corp.(1)	2,258	285,637
Hill-Rom Holdings, Inc.	426	45,441
Hologic, Inc.(1)	3,109	224,128
ICU Medical, Inc.(1)	777	161,228
IDEXX Laboratories, Inc.(1)	3,309	1,721,243
Inogen, Inc.(1)	571	29,972
Insulet Corp.(1)	928	240,445
Integer Holdings Corp.(1)	1,457	128,493
Integra LifeSciences Holdings Corp.(1)	853	58,294
Intersect ENT, Inc.(1)	897	20,461
Intuitive Surgical, Inc.(1)	1,475	1,086,780
iRhythm Technologies, Inc.(1)	110	17,699
Lantheus Holdings, Inc.(1)	5,148	96,165
LENSAR, Inc.(1)	146	1,320
LivaNova plc(1)	4,036	312,951
Masimo Corp.(1)	1,036	259,756
Medtronic plc	13,493	1,578,276

Avantis U.S. Equity ETF
	Shares	Value
Meridian Bioscience, Inc.(1)	2,892	$60,963
Merit Medical Systems, Inc.(1)	2,488	138,631
Natus Medical, Inc.(1)	2,335	60,500
Neogen Corp.(1)	707	57,917
Nevro Corp.(1)	324	53,518
Novocure Ltd.(1)	359	53,527
NuVasive, Inc.(1)	1,343	81,023
OraSure Technologies, Inc.(1)	2,352	24,931
Orthofix Medical, Inc.(1)	663	30,836
Oxford Immunotec Global plc(1)	608	13,346
Penumbra, Inc.(1)	396	112,634
Quidel Corp.(1)	905	148,655
ResMed, Inc.	2,526	486,962
Shockwave Medical, Inc.(1)	21	2,452
Sientra, Inc.(1)	6	47
STERIS plc	1,221	213,431
Stryker Corp.	2,975	722,003
Surmodics, Inc.(1)	815	42,502
Tandem Diabetes Care, Inc.(1)	115	11,039
Teleflex, Inc.	278	110,677
TransEnterix, Inc.(1)	5,549	20,642
TransMedics Group, Inc.(1)	689	24,728
Varex Imaging Corp.(1)	889	20,385
West Pharmaceutical Services, Inc.	2,174	610,133
Zimmer Biomet Holdings, Inc.	2,959	482,495
		17,657,340
Health Care Providers and Services — 2.0%
Acadia Healthcare Co., Inc.(1)	795	43,916
Addus HomeCare Corp.(1)	452	48,622
Amedisys, Inc.(1)	456	115,660
AmerisourceBergen Corp.	2,282	230,984
AMN Healthcare Services, Inc.(1)	1,315	95,824
Anthem, Inc.	6,686	2,027,128
Brookdale Senior Living, Inc.(1)	19,906	115,853
Cardinal Health, Inc.	4,005	206,338
Centene Corp.(1)	16,124	943,899
Chemed Corp.	386	171,851
Cigna Corp.	4,229	887,667
CorVel Corp.(1)	453	45,979
Cross Country Healthcare, Inc.(1)	5,452	60,572
CVS Health Corp.	7,546	514,109
DaVita, Inc.(1)	685	69,959
Encompass Health Corp.	1,182	95,080
Ensign Group, Inc. (The)	4,670	383,033
Guardant Health, Inc.(1)	602	88,602
Hanger, Inc.(1)	1,519	33,388
HCA Healthcare, Inc.	2,175	374,165
HealthEquity, Inc.(1)	628	51,716
Henry Schein, Inc.(1)	3,050	188,642
Humana, Inc.	4,695	1,782,457
InfuSystem Holdings, Inc.(1)	1,134	19,346

Avantis U.S. Equity ETF
	Shares	Value
Joint Corp. (The)(1)	601	$23,926
Laboratory Corp. of America Holdings(1)	725	173,935
LHC Group, Inc.(1)	122	22,169
Magellan Health, Inc.(1)	1,562	145,766
McKesson Corp.	2,239	379,555
ModivCare, Inc.(1)	1,100	141,086
Molina Healthcare, Inc.(1)	3,349	725,929
National HealthCare Corp.	541	37,626
National Research Corp.	715	36,944
Owens & Minor, Inc.	7,681	261,231
Patterson Cos., Inc.	6,834	212,264
Pennant Group, Inc. (The)(1)	1,262	66,608
Premier, Inc., Class A	4,985	168,593
Quest Diagnostics, Inc.	1,193	137,899
R1 RCM, Inc.(1)	2,836	78,387
RadNet, Inc.(1)	2,206	40,679
Select Medical Holdings Corp.(1)	9	285
Tenet Healthcare Corp.(1)	1,785	91,071
Tivity Health, Inc.(1)	1,325	31,535
Triple-S Management Corp., Class B(1)	380	9,614
UnitedHealth Group, Inc.	7,497	2,490,653
Universal Health Services, Inc., Class B(1)	4,621	579,150
		14,449,695
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.(1)	2,953	45,565
Cerner Corp.	13,858	958,142
Change Healthcare, Inc.(1)	8,759	200,318
Evolent Health, Inc., Class A(1)	4,183	84,287
HealthStream, Inc.(1)	887	20,667
HMS Holdings Corp.(1)	6	221
NextGen Healthcare, Inc.(1)	3,134	58,606
Omnicell, Inc.(1)	713	90,480
Teladoc Health, Inc.(1)	898	198,539
Veeva Systems, Inc., Class A(1)	1,781	498,876
Vocera Communications, Inc.(1)	790	33,843
		2,189,544
Hotels, Restaurants and Leisure — 1.8%
Accel Entertainment, Inc.(1)	1,137	12,609
Aramark	5,501	204,197
BJ's Restaurants, Inc.(1)	1,379	76,576
Bloomin' Brands, Inc.(1)	3,631	90,194
Boyd Gaming Corp.(1)	3,405	199,873
Brinker International, Inc.	634	43,486
Caesars Entertainment, Inc.(1)	3,564	333,020
Carnival Corp.(1)	10,744	287,402
Carrols Restaurant Group, Inc.(1)	62	383
Century Casinos, Inc.(1)	4	32
Cheesecake Factory, Inc. (The)	2,357	129,517
Chipotle Mexican Grill, Inc.(1)	502	723,884
Choice Hotels International, Inc.	295	30,937
Churchill Downs, Inc.	1,389	320,345

Avantis U.S. Equity ETF
	Shares	Value
Chuy's Holdings, Inc.(1)	1,418	$58,138
Cracker Barrel Old Country Store, Inc.	1,812	280,624
Darden Restaurants, Inc.	5,953	817,525
Dave & Buster's Entertainment, Inc.(1)	623	25,300
Denny's Corp.(1)	1,151	20,200
Dine Brands Global, Inc.	32	2,532
Domino's Pizza, Inc.	454	157,316
Extended Stay America, Inc.	9,940	159,935
Fiesta Restaurant Group, Inc.(1)	492	7,508
GAN Ltd.(1)	149	3,805
Golden Entertainment, Inc.(1)	1,525	36,036
Hilton Grand Vacations, Inc.(1)	8,401	331,924
Hilton Worldwide Holdings, Inc.(1)	2,590	320,331
Hyatt Hotels Corp., Class A(1)	1,592	140,016
J Alexander's Holdings, Inc.(1)	14	122
Jack in the Box, Inc.	263	26,918
Las Vegas Sands Corp.	5,092	318,759
Lindblad Expeditions Holdings, Inc.(1)	902	18,789
Marriott International, Inc., Class A(1)	5,095	754,417
Marriott Vacations Worldwide Corp.(1)	359	60,926
McDonald's Corp.	5,987	1,234,160
MGM Resorts International	9,809	370,682
Monarch Casino & Resort, Inc.(1)	359	24,290
Norwegian Cruise Line Holdings Ltd.(1)	9,782	289,156
Papa John's International, Inc.	352	31,747
Penn National Gaming, Inc.(1)	9,833	1,138,465
Planet Fitness, Inc., Class A(1)	623	53,634
Playa Hotels & Resorts NV(1)	3,791	27,181
RCI Hospitality Holdings, Inc.	272	17,476
Red Lion Hotels Corp.(1)	324	1,121
Red Robin Gourmet Burgers, Inc.(1)	318	9,759
Red Rock Resorts, Inc., Class A	6,601	199,152
Royal Caribbean Cruises Ltd.	3,733	348,177
Ruth's Hospitality Group, Inc.	1,648	37,583
Scientific Games Corp., Class A(1)	1,314	61,535
SeaWorld Entertainment, Inc.(1)	4,815	239,113
Six Flags Entertainment Corp.	1,091	48,659
Starbucks Corp.	11,134	1,202,806
Texas Roadhouse, Inc.	4,003	363,793
Travel + Leisure Co.	1,265	76,444
Vail Resorts, Inc.	471	145,624
Wendy's Co. (The)	6,365	130,037
Wingstop, Inc.	350	47,652
Wyndham Hotels & Resorts, Inc.	359	23,436
Wynn Resorts Ltd.(1)	4,530	596,737
Yum! Brands, Inc.	2,852	295,268
		13,007,263
Household Durables — 1.1%
Beazer Homes USA, Inc.(1)	2,621	46,313
Cavco Industries, Inc.(1)	624	131,608
Century Communities, Inc.(1)	3,093	171,136

Avantis U.S. Equity ETF
	Shares	Value
D.R. Horton, Inc.	10,504	$807,443
Ethan Allen Interiors, Inc.	1,804	46,218
Garmin Ltd.	3,174	393,639
Green Brick Partners, Inc.(1)	819	16,159
Helen of Troy Ltd.(1)	963	208,778
Hooker Furniture Corp.	186	6,289
Installed Building Products, Inc.(1)	814	89,019
iRobot Corp.(1)	711	88,242
KB Home	5,071	204,767
La-Z-Boy, Inc.	3,754	159,958
Legacy Housing Corp.(1)	63	990
Leggett & Platt, Inc.	1,151	49,804
Lennar Corp., Class A	8,160	677,035
LGI Homes, Inc.(1)	620	67,735
Lifetime Brands, Inc.	86	1,115
Lovesac Co. (The)(1)	407	23,480
M.D.C. Holdings, Inc.	1,989	112,518
M/I Homes, Inc.(1)	3,018	150,598
Meritage Homes Corp.(1)	3,258	274,682
Mohawk Industries, Inc.(1)	4,300	752,457
Newell Brands, Inc.	24,775	574,037
NVR, Inc.(1)	67	301,556
PulteGroup, Inc.	15,319	691,040
Purple Innovation, Inc.(1)	4,622	170,043
Skyline Champion Corp.(1)	1,784	78,942
Sonos, Inc.(1)	9,231	359,455
Taylor Morrison Home Corp.(1)	7,333	201,731
Tempur Sealy International, Inc.	7,188	240,151
Toll Brothers, Inc.	5,006	267,421
TopBuild Corp.(1)	95	18,089
Tri Pointe Homes, Inc.(1)	10,300	195,700
Turtle Beach Corp.(1)	89	2,661
Universal Electronics, Inc.(1)	924	53,768
Whirlpool Corp.	3,951	751,006
		8,385,583
Household Products — 0.8%
Central Garden & Pet Co.(1)	35	1,596
Central Garden & Pet Co., Class A(1)	3,198	132,749
Church & Dwight Co., Inc.	4,215	331,931
Clorox Co. (The)	3,559	644,357
Colgate-Palmolive Co.	11,739	882,773
Energizer Holdings, Inc.	1,736	72,565
Kimberly-Clark Corp.	3,512	450,695
Procter & Gamble Co. (The)	23,642	2,920,496
Reynolds Consumer Products, Inc.	433	11,955
Spectrum Brands Holdings, Inc.	753	58,395
WD-40 Co.	336	104,748
		5,612,260
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	40,730	1,081,789
Clearway Energy, Inc., Class A	1,679	43,906

Avantis U.S. Equity ETF
	Shares	Value
Clearway Energy, Inc., Class C	2,204	$60,522
NextEra Energy Partners LP	3,526	256,128
Ormat Technologies, Inc.	2,066	176,994
Sunnova Energy International, Inc.(1)	1,850	82,954
Vistra Corp.	29,644	511,359
		2,213,652
Industrial Conglomerates — 0.6%
3M Co.	5,717	1,000,818
Carlisle Cos., Inc.	2,300	334,075
General Electric Co.	66,743	836,957
Honeywell International, Inc.	8,233	1,665,947
Raven Industries, Inc.	673	26,382
Roper Technologies, Inc.	493	186,167
		4,050,346
Insurance — 3.0%
Aflac, Inc.	19,724	944,582
Alleghany Corp.	389	251,461
Allstate Corp. (The)	11,407	1,215,986
Ambac Financial Group, Inc.(1)	1,415	23,984
American Equity Investment Life Holding Co.	7,733	213,663
American Financial Group, Inc.	2,983	318,286
American International Group, Inc.	25,894	1,138,041
American National Group, Inc.	279	25,116
AMERISAFE, Inc.	951	55,653
Aon plc, Class A	3,245	738,919
Arch Capital Group Ltd.(1)	12,351	442,413
Argo Group International Holdings Ltd.	1,253	57,901
Arthur J. Gallagher & Co.	1,951	233,730
Assurant, Inc.	2,541	313,102
Assured Guaranty Ltd.	3,430	151,675
Athene Holding Ltd., Class A(1)	7,077	322,640
Axis Capital Holdings Ltd.	3,786	191,307
Brighthouse Financial, Inc.(1)	4,754	189,637
Brown & Brown, Inc.	1,242	57,008
Chubb Ltd.	6,035	981,170
Cincinnati Financial Corp.	3,710	363,098
Citizens, Inc.(1)(2)	1,152	6,993
CNA Financial Corp.	359	15,272
CNO Financial Group, Inc.	9,506	228,714
Crawford & Co., Class A	1,312	12,333
eHealth, Inc.(1)	1,199	71,245
Employers Holdings, Inc.	1,505	50,101
Enstar Group Ltd.(1)	296	62,927
Erie Indemnity Co., Class A	458	110,882
Everest Re Group Ltd.	939	227,060
FBL Financial Group, Inc., Class A	281	16,028
Fidelity National Financial, Inc.	15,095	577,837
First American Financial Corp.	5,414	284,452
Genworth Financial, Inc., Class A(1)	31,381	97,909
Globe Life, Inc.	4,619	431,415
Goosehead Insurance, Inc., Class A	197	25,519

Avantis U.S. Equity ETF
	Shares	Value
Greenlight Capital Re Ltd., A Shares(1)	856	$6,668
Hallmark Financial Services, Inc.(1)	320	1,181
Hanover Insurance Group, Inc. (The)	1,414	163,105
Hartford Financial Services Group, Inc. (The)	20,051	1,016,385
HCI Group, Inc.	377	21,817
Heritage Insurance Holdings, Inc.	823	7,991
Horace Mann Educators Corp.	4,350	167,649
James River Group Holdings Ltd.	817	37,508
Kemper Corp.	1,624	122,807
Kinsale Capital Group, Inc.	652	114,791
Lincoln National Corp.	5,502	312,899
Loews Corp.	7,160	342,320
Markel Corp.(1)	152	165,498
Marsh & McLennan Cos., Inc.	4,285	493,718
MBIA, Inc.(1)	2,999	21,893
Mercury General Corp.	1,574	91,922
MetLife, Inc.	17,792	1,024,819
National Western Life Group, Inc., Class A	30	6,265
Old Republic International Corp.	12,708	245,646
Palomar Holdings, Inc.(1)	273	23,240
Primerica, Inc.	2,893	408,578
Principal Financial Group, Inc.	11,040	624,643
ProAssurance Corp.	2,094	51,826
Progressive Corp. (The)	20,893	1,795,753
Prudential Financial, Inc.	8,433	731,310
Reinsurance Group of America, Inc.	2,067	252,649
RenaissanceRe Holdings Ltd.	1,284	214,402
RLI Corp.	992	103,505
Safety Insurance Group, Inc.	704	55,672
Selective Insurance Group, Inc.	2,515	170,592
State Auto Financial Corp.	630	11,806
Stewart Information Services Corp.	2,183	103,038
Third Point Reinsurance Ltd.(1)	3,782	38,614
Travelers Cos., Inc. (The)	9,885	1,438,267
Trupanion, Inc.(1)	7	677
United Fire Group, Inc.	593	17,464
Universal Insurance Holdings, Inc.	1,959	29,170
Unum Group	9,657	255,717
Watford Holdings Ltd.(1)	1,653	57,243
White Mountains Insurance Group Ltd.	40	47,802
Willis Towers Watson plc	672	148,270
WR Berkley Corp.	3,938	273,022
		21,666,201
Interactive Media and Services — 3.5%
Alphabet, Inc., Class A(1)	3,569	7,216,197
Alphabet, Inc., Class C(1)	3,718	7,573,045
Cargurus, Inc.(1)	3,465	89,917
Cars.com, Inc.(1)	5,488	64,045
Eventbrite, Inc., Class A(1)	1,932	38,389
Facebook, Inc., Class A(1)	31,029	7,993,691
IAC/InterActiveCorp(1)	932	228,182

Avantis U.S. Equity ETF
	Shares	Value
Match Group, Inc.(1)	2,565	$392,060
QuinStreet, Inc.(1)	915	21,859
Snap, Inc., Class A(1)	9,119	598,754
TripAdvisor, Inc.(1)	1,254	62,223
TrueCar, Inc.(1)	1,466	7,946
Twitter, Inc.(1)	12,171	937,897
Yelp, Inc.(1)	2,257	85,111
Zillow Group, Inc., Class A(1)	1,130	191,897
Zillow Group, Inc., Class C(1)	1,753	282,812
		25,784,025
Internet and Direct Marketing Retail — 3.6%
1-800-Flowers.com, Inc., Class A(1)	997	28,195
Amazon.com, Inc.(1)	6,973	21,567,001
Booking Holdings, Inc.(1)	734	1,709,126
CarParts.com, Inc.(1)	1,162	20,602
eBay, Inc.	15,022	847,541
Etsy, Inc.(1)	1,485	327,101
Expedia Group, Inc.	781	125,741
Grubhub, Inc.(1)	520	33,316
Liquidity Services, Inc.(1)	898	14,018
Magnite, Inc.(1)	1,187	58,009
MercadoLibre, Inc.(1)	322	527,471
PetMed Express, Inc.	1,769	61,402
Quotient Technology, Inc.(1)	1,374	18,439
Revolve Group, Inc.(1)	2,295	105,800
Shutterstock, Inc.	1,083	95,553
Stamps.com, Inc.(1)	792	144,089
Wayfair, Inc., Class A(1)	759	219,336
		25,902,740
IT Services — 4.2%
Accenture plc, Class A	11,225	2,816,353
Akamai Technologies, Inc.(1)	5,254	496,503
Alliance Data Systems Corp.	4,456	430,004
Amdocs Ltd.	5,928	449,402
Automatic Data Processing, Inc.	7,195	1,252,074
Black Knight, Inc.(1)	1,752	134,361
BM Technologies, Inc.(1)	222	2,797
Broadridge Financial Solutions, Inc.	3,562	507,549
Cardtronics plc, Class A(1)	887	34,194
Cass Information Systems, Inc.	681	29,337
Cognizant Technology Solutions Corp., Class A	16,654	1,223,736
Concentrix Corp.(1)	2,906	358,920
CSG Systems International, Inc.	3,059	141,173
DXC Technology Co.	20,604	519,633
EPAM Systems, Inc.(1)	1,170	437,124
Euronet Worldwide, Inc.(1)	1,490	223,962
EVERTEC, Inc.	1,587	61,734
Evo Payments, Inc., Class A(1)	408	10,388
ExlService Holdings, Inc.(1)	992	83,943
Fidelity National Information Services, Inc.	4,996	689,448
Fiserv, Inc.(1)	3,885	448,212

Avantis U.S. Equity ETF
	Shares	Value
FleetCor Technologies, Inc.(1)	831	$230,445
Gartner, Inc.(1)	1,282	229,529
Genpact Ltd.	2,618	105,872
Global Payments, Inc.	2,663	527,247
GoDaddy, Inc., Class A(1)	977	79,254
Hackett Group, Inc. (The)	732	11,434
International Business Machines Corp.	10,947	1,301,927
International Money Express, Inc.(1)	1,983	29,210
Jack Henry & Associates, Inc.	1,837	272,684
LiveRamp Holdings, Inc.(1)	1,189	75,097
Mastercard, Inc., Class A	12,544	4,438,694
MAXIMUS, Inc.	2,180	177,190
MongoDB, Inc.(1)	169	65,222
NIC, Inc.	5,499	190,870
Okta, Inc.(1)	481	125,757
Paychex, Inc.	8,350	760,435
PayPal Holdings, Inc.(1)	23,482	6,101,798
Perficient, Inc.(1)	190	10,581
Perspecta, Inc.	1,527	44,588
Sabre Corp.	3,404	50,005
Shift4 Payments, Inc., Class A(1)	302	23,103
Square, Inc., Class A(1)	1,266	291,218
Switch, Inc., Class A	1,943	33,692
Sykes Enterprises, Inc.(1)	3,006	122,825
TTEC Holdings, Inc.	1,230	103,492
Tucows, Inc., Class A(1)	85	6,717
Twilio, Inc., Class A(1)	971	381,486
Unisys Corp.(1)	683	16,768
VeriSign, Inc.(1)	829	160,851
Visa, Inc., Class A	17,166	3,645,887
Western Union Co. (The)	14,017	325,475
WEX, Inc.(1)	781	162,721
		30,452,921
Leisure Products — 0.4%
Acushnet Holdings Corp.	1,474	62,232
American Outdoor Brands, Inc.(1)	141	2,821
Brunswick Corp.	5,884	519,969
Callaway Golf Co.	2,233	62,412
Clarus Corp.	304	5,278
Hasbro, Inc.	2,955	276,913
Johnson Outdoors, Inc., Class A	34	4,103
Malibu Boats, Inc., Class A(1)	2,430	181,132
Marine Products Corp.	2	34
MasterCraft Boat Holdings, Inc.(1)	1,133	29,039
Mattel, Inc.(1)	3,451	69,710
Nautilus, Inc.(1)	2,801	51,567
Peloton Interactive, Inc., Class A(1)	2,672	321,896
Polaris, Inc.	4,526	532,982
Smith & Wesson Brands, Inc.	4,911	84,518
Sturm Ruger & Co., Inc.	1,385	94,457
Vista Outdoor, Inc.(1)	6,316	199,649

Avantis U.S. Equity ETF
	Shares	Value
YETI Holdings, Inc.(1)	3,683	$253,280
		2,751,992
Life Sciences Tools and Services — 0.8%
Adaptive Biotechnologies Corp.(1)	2,088	118,118
Agilent Technologies, Inc.	3,658	446,532
Bio-Rad Laboratories, Inc., Class A(1)	343	200,484
Bio-Techne Corp.	400	144,676
Bruker Corp.	4,410	268,922
Charles River Laboratories International, Inc.(1)	778	222,617
Codexis, Inc.(1)	1,144	25,294
Illumina, Inc.(1)	2,154	946,489
IQVIA Holdings, Inc.(1)	959	184,886
Luminex Corp.	846	27,512
Medpace Holdings, Inc.(1)	95	15,431
Mettler-Toledo International, Inc.(1)	716	799,092
NeoGenomics, Inc.(1)	920	46,892
PerkinElmer, Inc.	205	25,848
PRA Health Sciences, Inc.(1)	418	61,617
Repligen Corp.(1)	924	196,248
Syneos Health, Inc.(1)	359	27,769
Thermo Fisher Scientific, Inc.	2,714	1,221,517
Waters Corp.(1)	2,709	741,941
		5,721,885
Machinery — 3.2%
AGCO Corp.	3,269	423,270
Alamo Group, Inc.	669	102,109
Albany International Corp., Class A	2,574	203,475
Allison Transmission Holdings, Inc.	2,743	104,015
Altra Industrial Motion Corp.	2,110	122,211
Astec Industries, Inc.	2,451	166,472
Barnes Group, Inc.	1,852	96,952
Caterpillar, Inc.	16,579	3,579,075
CIRCOR International, Inc.(1)	1,294	46,079
Colfax Corp.(1)	3,580	158,773
Columbus McKinnon Corp.	1,328	66,852
Commercial Vehicle Group, Inc.(1)	1,612	14,814
Crane Co.	673	56,438
Cummins, Inc.	6,713	1,699,732
Deere & Co.	11,063	3,862,315
Donaldson Co., Inc.	7,424	437,348
Douglas Dynamics, Inc.	1,603	77,233
Dover Corp.	1,665	205,228
Energy Recovery, Inc.(1)	2,481	43,666
Enerpac Tool Group Corp.	1,536	37,939
EnPro Industries, Inc.	2,073	166,545
ESCO Technologies, Inc.	694	73,335
Federal Signal Corp.	3,469	126,306
Flowserve Corp.	6,733	249,121
Fortive Corp.	887	58,382
Franklin Electric Co., Inc.	2,155	161,754
Gorman-Rupp Co. (The)	1,072	34,293

Avantis U.S. Equity ETF
	Shares	Value
Graco, Inc.	9,236	$640,517
Greenbrier Cos., Inc. (The)	3,419	160,864
Helios Technologies, Inc.	671	43,883
Hyster-Yale Materials Handling, Inc.	879	75,198
IDEX Corp.	718	140,132
Illinois Tool Works, Inc.	5,914	1,195,693
Ingersoll Rand, Inc.(1)	5,468	253,387
ITT, Inc.	3,988	330,924
John Bean Technologies Corp.	639	94,297
Kennametal, Inc.	5,601	209,253
Lincoln Electric Holdings, Inc.	3,763	444,448
Lindsay Corp.	268	42,947
Lydall, Inc.(1)	1,817	63,286
Manitowoc Co., Inc. (The)(1)	63	1,026
Mayville Engineering Co., Inc.(1)	3	42
Meritor, Inc.(1)	2,387	72,493
Middleby Corp. (The)(1)	558	81,697
Miller Industries, Inc.	912	35,997
Mueller Industries, Inc.	4,956	201,412
Mueller Water Products, Inc., Class A	12,279	158,276
Navistar International Corp.(1)	513	22,603
Nordson Corp.	459	88,316
Oshkosh Corp.	3,726	394,956
Otis Worldwide Corp.	2,252	143,475
PACCAR, Inc.	15,920	1,448,561
Park-Ohio Holdings Corp.	550	17,781
Parker-Hannifin Corp.	1,790	513,658
Pentair plc	1,485	83,056
Proto Labs, Inc.(1)	910	132,569
RBC Bearings, Inc.(1)	657	130,782
REV Group, Inc.	828	10,284
Rexnord Corp.	1,076	48,366
Shyft Group, Inc. (The)	3,797	124,883
Snap-on, Inc.	2,514	510,619
SPX Corp.(1)	766	42,582
SPX FLOW, Inc.(1)	3,512	216,199
Standex International Corp.	661	64,818
Stanley Black & Decker, Inc.	1,227	214,529
Tennant Co.	903	68,809
Terex Corp.	6,143	252,969
Timken Co. (The)	4,301	336,983
Titan International, Inc.	5,036	41,648
Toro Co. (The)	6,004	605,023
TriMas Corp.(1)	4,055	136,207
Trinity Industries, Inc.	7,305	234,490
Wabash National Corp.	3,601	59,705
Watts Water Technologies, Inc., Class A	1,518	173,189
Welbilt, Inc.(1)	3,095	49,458
Westinghouse Air Brake Technologies Corp.	5,721	414,372
Woodward, Inc.	2,055	234,722
Xylem, Inc.	2,106	209,673
		23,644,789

Avantis U.S. Equity ETF
	Shares	Value
Marine — 0.1%
Costamare, Inc.	6,039	$58,276
Eneti, Inc.	127	2,519
Genco Shipping & Trading Ltd.	6	63
Kirby Corp.(1)	1,365	85,394
Matson, Inc.	4,083	282,830
SEACOR Holdings, Inc.(1)	359	15,261
		444,343
Media — 1.2%
Altice USA, Inc., Class A(1)	8,633	290,155
AMC Networks, Inc., Class A(1)	2,536	166,336
Cable One, Inc.	216	413,608
Charter Communications, Inc., Class A(1)	1,200	736,104
Comcast Corp., Class A	57,977	3,056,547
Discovery, Inc., Class A(1)(2)	887	47,038
Discovery, Inc., Class C(1)	3,147	141,615
DISH Network Corp., Class A(1)	10,673	336,306
Entercom Communications Corp., Class A	7,340	32,810
Fox Corp., Class A	17,343	577,695
Fox Corp., Class B	8,120	259,272
Gannett Co., Inc.(1)	4,740	23,463
Gray Television, Inc.(1)	7,683	139,446
Interpublic Group of Cos., Inc. (The)	2,207	57,647
John Wiley & Sons, Inc., Class A	3	158
Liberty Broadband Corp., Class A(1)	95	13,809
Liberty Broadband Corp., Class C(1)	4,439	663,675
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	4,517	199,290
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	1,415	62,840
Meredith Corp.(1)	1,190	29,488
New York Times Co. (The), Class A	6,027	308,402
News Corp., Class A	11,739	275,280
News Corp., Class B	3,148	72,152
Nexstar Media Group, Inc., Class A	418	57,496
Omnicom Group, Inc.	3,895	267,703
Scholastic Corp.	623	17,942
Sinclair Broadcast Group, Inc., Class A	6	186
Sirius XM Holdings, Inc.(2)	8,241	48,210
TechTarget, Inc.(1)	461	38,553
TEGNA, Inc.	24	438
ViacomCBS, Inc., Class B	8,692	560,547
		8,894,211
Metals and Mining — 1.0%
Alcoa Corp.(1)	17,133	420,615
Allegheny Technologies, Inc.(1)	11,001	216,280
Alpha Metallurgical Resources, Inc.(1)	21	315
Arconic Corp.(1)	7,444	163,172
Carpenter Technology Corp.	2,904	118,077
Century Aluminum Co.(1)	4,157	57,076
Cleveland-Cliffs, Inc.	24,794	330,752
Coeur Mining, Inc.(1)	20,979	189,021
Commercial Metals Co.	11,196	281,579

Avantis U.S. Equity ETF
	Shares	Value
Compass Minerals International, Inc.	2,492	$157,220
Fortitude Gold Corp.(1)	744	2,879
Freeport-McMoRan, Inc.(1)	31,600	1,071,556
Gold Resource Corp.	2,604	7,005
Haynes International, Inc.	333	9,301
Hecla Mining Co.	18,701	122,118
Kaiser Aluminum Corp.	1,404	160,196
Materion Corp.	1,049	71,835
Newmont Corp.	17,642	959,372
Nucor Corp.	12,964	775,506
Olympic Steel, Inc.	157	2,801
Reliance Steel & Aluminum Co.	4,334	572,955
Royal Gold, Inc.	2,033	210,842
Ryerson Holding Corp.(1)	312	3,972
Schnitzer Steel Industries, Inc., Class A	1,714	59,202
Steel Dynamics, Inc.	14,877	618,586
SunCoke Energy, Inc.	5,564	35,554
United States Steel Corp.	11,597	192,626
Warrior Met Coal, Inc.	5,853	112,202
Worthington Industries, Inc.	2,459	157,105
		7,079,720
Multi-Utilities — 0.6%
Ameren Corp.	9,965	700,240
Avista Corp.	2,487	100,002
Black Hills Corp.	363	21,475
CenterPoint Energy, Inc.	9,120	177,293
CMS Energy Corp.	7,472	404,310
Consolidated Edison, Inc.	7,747	508,591
Dominion Energy, Inc.	3,907	266,926
DTE Energy Co.	3,251	382,708
MDU Resources Group, Inc.	4,597	129,176
NiSource, Inc.	10,839	234,122
NorthWestern Corp.	972	56,843
Public Service Enterprise Group, Inc.	12,697	683,479
Sempra Energy	6,747	782,517
Unitil Corp.	963	40,292
WEC Energy Group, Inc.	2,195	177,005
		4,664,979
Multiline Retail — 1.0%
Big Lots, Inc.	3,758	238,783
Dillard's, Inc., Class A	359	28,612
Dollar General Corp.	6,519	1,232,026
Dollar Tree, Inc.(1)	9,555	938,301
Kohl's Corp.	12,147	671,122
Macy's, Inc.	27,517	418,534
Nordstrom, Inc.	8,732	318,281
Ollie's Bargain Outlet Holdings, Inc.(1)	737	60,935
Target Corp.	17,922	3,287,612
		7,194,206
Oil, Gas and Consumable Fuels — 3.7%
Alto Ingredients, Inc.(1)(2)	4,759	30,838

Avantis U.S. Equity ETF
	Shares	Value
Antero Midstream Corp.	25,920	$228,614
Antero Resources Corp.(1)	22,386	201,474
APA Corp.	27,076	534,210
Arch Resources, Inc.	471	22,570
Berry Corp.	2,999	14,875
Bonanza Creek Energy, Inc.(1)	1,153	36,815
Brigham Minerals, Inc., Class A	848	12,135
Cabot Oil & Gas Corp.	27,407	507,304
Callon Petroleum Co.(1)	2,782	71,136
Cheniere Energy, Inc.(1)	3,065	206,550
Chevron Corp.	37,461	3,746,100
Cimarex Energy Co.	9,066	525,737
Clean Energy Fuels Corp.(1)	7,706	100,486
CNX Resources Corp.(1)	7,151	90,174
Comstock Resources, Inc.(1)	4,475	25,552
ConocoPhillips	43,130	2,243,191
CONSOL Energy, Inc.(1)	393	4,248
Continental Resources, Inc.(1)	2,987	72,226
CVR Energy, Inc.	1,829	40,384
Delek US Holdings, Inc.	6,469	158,879
Devon Energy Corp.	44,112	950,173
DHT Holdings, Inc.	9,781	54,578
Diamond S Shipping, Inc.(1)	2,735	22,154
Diamondback Energy, Inc.	11,265	780,439
Dorian LPG Ltd.(1)	2,476	30,826
EnLink Midstream LLC(1)	32,614	125,564
EOG Resources, Inc.	19,408	1,252,981
EQT Corp.	19,209	341,728
Equitrans Midstream Corp.	30,373	219,597
Evolution Petroleum Corp.	477	1,693
Exxon Mobil Corp.	53,110	2,887,591
GasLog Ltd.	6	35
Gevo, Inc.(1)	5,723	55,570
Goodrich Petroleum Corp.(1)	68	660
Green Plains, Inc.(1)	3,651	92,443
Hess Corp.	11,502	753,726
HollyFrontier Corp.	10,569	400,354
International Seaways, Inc.	807	13,993
Kinder Morgan, Inc.	29,167	428,755
Magnolia Oil & Gas Corp., Class A(1)	7,956	95,949
Marathon Oil Corp.	52,520	582,972
Marathon Petroleum Corp.	9,187	501,794
Matador Resources Co.(1)	12,109	252,957
Murphy Oil Corp.	14,385	234,907
NextDecade Corp.(1)	329	651
Nordic American Tankers Ltd.	10,910	32,403
Occidental Petroleum Corp.	30,158	802,504
ONEOK, Inc.	18,336	812,102
Overseas Shipholding Group, Inc., Class A(1)	2,165	4,763
Ovintiv, Inc.	24,337	561,455
Par Pacific Holdings, Inc.(1)	3,036	53,646

Avantis U.S. Equity ETF
	Shares	Value
PBF Energy, Inc., Class A(1)	5,070	$71,994
PDC Energy, Inc.(1)	9,814	342,999
Penn Virginia Corp.(1)	623	9,121
Phillips 66	8,192	680,346
PHX Minerals, Inc.	281	986
Pioneer Natural Resources Co.	8,896	1,321,679
Plains GP Holdings LP, Class A(1)	1,151	9,922
QEP Resources, Inc.	16,786	57,744
Range Resources Corp.(1)	24,694	238,050
Renewable Energy Group, Inc.(1)	3,621	281,605
Scorpio Tankers, Inc.	1,846	27,247
SFL Corp. Ltd.	4,484	33,809
SM Energy Co.	8,664	120,083
Southwestern Energy Co.(1)	59,618	241,453
Talos Energy, Inc.(1)	1,356	14,360
Targa Resources Corp.	18,063	558,689
Teekay Corp.(1)(2)	317	1,008
Teekay Tankers Ltd., Class A(1)	6	76
Valero Energy Corp.	16,183	1,245,767
Williams Cos., Inc. (The)	31,401	717,199
World Fuel Services Corp.	3,446	107,102
		27,303,700
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,341	46,948
Domtar Corp.	4,982	184,583
Glatfelter Corp.	2,820	45,261
Louisiana-Pacific Corp.	8,593	409,113
Mercer International, Inc.	2,207	33,922
Neenah, Inc.	890	49,235
Schweitzer-Mauduit International, Inc.	1,879	87,749
Verso Corp., Class A	1,888	23,600
		880,411
Personal Products — 0.3%
Coty, Inc., Class A(1)	3,823	29,322
Edgewell Personal Care Co.	3,555	108,747
Estee Lauder Cos., Inc. (The), Class A	5,064	1,447,595
Herbalife Nutrition Ltd.(1)	1,285	57,799
Inter Parfums, Inc.	664	48,585
Lifevantage Corp.(1)	866	7,578
Medifast, Inc.	1,144	289,421
Nature's Sunshine Products, Inc.(1)	2	33
Nu Skin Enterprises, Inc., Class A	5,023	257,077
USANA Health Sciences, Inc.(1)	1,126	109,290
		2,355,447
Pharmaceuticals — 3.0%
Aclaris Therapeutics, Inc.(1)	1,322	29,454
Amneal Pharmaceuticals, Inc.(1)	2,725	14,688
Amphastar Pharmaceuticals, Inc.(1)	606	10,623
ANI Pharmaceuticals, Inc.(1)	281	8,177
Bristol-Myers Squibb Co.	48,118	2,951,077
Catalent, Inc.(1)	5,461	620,970

Avantis U.S. Equity ETF
	Shares	Value
Collegium Pharmaceutical, Inc.(1)	1,930	$45,529
Corcept Therapeutics, Inc.(1)	9,359	235,379
Durect Corp.(1)	3	7
Elanco Animal Health, Inc.(1)	14,373	472,297
Eli Lilly and Co.	13,486	2,763,147
Endo International plc(1)	3,609	28,619
Evofem Biosciences, Inc.(1)	93	360
Horizon Therapeutics plc(1)	5,664	514,914
Innoviva, Inc.(1)	3,956	45,217
Intra-Cellular Therapies, Inc.(1)	2,671	94,633
Jazz Pharmaceuticals plc(1)	3,111	522,772
Johnson & Johnson	44,484	7,048,935
Lannett Co., Inc.(1)	3,603	21,834
Merck & Co., Inc.	37,839	2,747,868
Nektar Therapeutics(1)	3,725	84,520
NGM Biopharmaceuticals, Inc.(1)	548	14,643
Omeros Corp.(1)(2)	1,879	37,467
Perrigo Co. plc	3,378	136,336
Pfizer, Inc.	40,320	1,350,317
Phibro Animal Health Corp., Class A	1,151	24,827
Pliant Therapeutics, Inc.(1)(2)	1,175	38,881
Prestige Consumer Healthcare, Inc.(1)	3,193	133,180
Revance Therapeutics, Inc.(1)	818	21,481
SIGA Technologies, Inc.(1)	4,063	25,678
Strongbridge Biopharma plc(1)	1,361	4,274
Supernus Pharmaceuticals, Inc.(1)	4,634	124,516
Theravance Biopharma, Inc.(1)	306	5,070
Verrica Pharmaceuticals, Inc.(1)(2)	2	27
Viatris, Inc.(1)	23,798	353,400
Zoetis, Inc.	9,613	1,492,322
Zogenix, Inc.(1)	981	20,807
Zomedica Corp.(1)(2)	18,733	35,031
		22,079,277
Professional Services — 0.6%
Acacia Research Corp.(1)	1,942	13,788
ASGN, Inc.(1)	448	41,651
Barrett Business Services, Inc.	276	19,651
BGSF, Inc.	7	98
Booz Allen Hamilton Holding Corp.	3,921	302,466
CACI International, Inc., Class A(1)	168	37,185
CoreLogic, Inc.	748	63,326
CoStar Group, Inc.(1)	331	272,665
CRA International, Inc.	544	30,012
Equifax, Inc.	2,187	354,032
Exponent, Inc.	1,559	150,397
Franklin Covey Co.(1)	476	12,238
FTI Consulting, Inc.(1)	682	78,123
Heidrick & Struggles International, Inc.	1,643	58,967
IHS Markit Ltd.	2,472	222,875
Insperity, Inc.	2,564	227,427
Jacobs Engineering Group, Inc.	1,648	189,652

Avantis U.S. Equity ETF
	Shares	Value
KBR, Inc.	5,573	$172,763
Kelly Services, Inc., Class A(1)	1,273	26,504
Kforce, Inc.	1,860	95,511
Korn Ferry	4,755	292,670
Leidos Holdings, Inc.	1,262	111,624
ManpowerGroup, Inc.	3,848	363,405
ManTech International Corp., Class A	336	26,262
Nielsen Holdings plc	3,879	86,928
Resources Connection, Inc.	2,132	27,204
Robert Half International, Inc.	7,181	558,610
Science Applications International Corp.	784	67,526
TransUnion	2,552	214,904
TriNet Group, Inc.(1)	1,931	155,001
TrueBlue, Inc.(1)	1,698	35,369
Verisk Analytics, Inc.	2,519	412,738
		4,721,572
Real Estate Management and Development — 0.4%
CBRE Group, Inc., Class A(1)	16,608	1,258,388
Cushman & Wakefield plc(1)	1,415	21,904
eXp World Holdings, Inc.(1)	792	47,829
Forestar Group, Inc.(1)	314	6,685
FRP Holdings, Inc.(1)	270	12,188
Howard Hughes Corp. (The)(1)	1,885	178,830
Jones Lang LaSalle, Inc.(1)	3,718	646,858
Kennedy-Wilson Holdings, Inc.	2,474	46,412
Marcus & Millichap, Inc.(1)	1,231	46,618
Newmark Group, Inc., Class A	9,346	93,647
RE/MAX Holdings, Inc., Class A	1,453	60,619
Realogy Holdings Corp.(1)	1,500	22,620
Redfin Corp.(1)	7,430	562,748
RMR Group, Inc. (The), Class A	571	22,948
St. Joe Co. (The)	2,287	115,105
Tejon Ranch Co.(1)	586	9,564
		3,152,963
Road and Rail — 2.0%
AMERCO	425	244,256
ArcBest Corp.	2,097	123,702
Avis Budget Group, Inc.(1)	887	49,273
CSX Corp.	28,793	2,635,999
Daseke, Inc.(1)	1,429	7,888
Heartland Express, Inc.	2,844	51,761
J.B. Hunt Transport Services, Inc.	5,563	817,038
Kansas City Southern	5,150	1,093,551
Knight-Swift Transportation Holdings, Inc.	5,046	217,987
Landstar System, Inc.	2,610	417,965
Lyft, Inc., Class A(1)	2,587	144,096
Marten Transport Ltd.	3,900	63,102
Norfolk Southern Corp.	8,919	2,248,123
Old Dominion Freight Line, Inc.	5,404	1,160,617
Ryder System, Inc.	4,781	324,008
Saia, Inc.(1)	2,205	442,169

Avantis U.S. Equity ETF
	Shares	Value
Schneider National, Inc., Class B	2,898	$67,031
Uber Technologies, Inc.(1)	5,824	301,392
Union Pacific Corp.	17,863	3,679,063
Universal Logistics Holdings, Inc.	10	234
US Xpress Enterprises, Inc., Class A(1)	1,956	18,093
Werner Enterprises, Inc.	4,656	199,836
		14,307,184
Semiconductors and Semiconductor Equipment — 5.4%
Advanced Energy Industries, Inc.	3,219	336,225
Advanced Micro Devices, Inc.(1)	10,236	865,044
Alpha & Omega Semiconductor Ltd.(1)	1,104	38,850
Ambarella, Inc.(1)	454	51,070
Amkor Technology, Inc.	6,991	167,015
Analog Devices, Inc.	3,251	506,571
Applied Materials, Inc.	29,937	3,538,254
Axcelis Technologies, Inc.(1)	1,448	53,388
AXT, Inc.(1)	1,647	21,296
Broadcom, Inc.	4,090	1,921,768
Brooks Automation, Inc.	2,032	168,981
CEVA, Inc.(1)	973	59,577
Cirrus Logic, Inc.(1)	2,534	207,230
CMC Materials, Inc.	473	80,646
Cohu, Inc.(1)	4,046	175,799
Cree, Inc.(1)	2,115	239,968
Diodes, Inc.(1)	2,675	210,041
Enphase Energy, Inc.(1)	2,344	412,685
Entegris, Inc.	2,994	314,999
First Solar, Inc.(1)	4,855	393,352
FormFactor, Inc.(1)	3,256	147,725
Inphi Corp.(1)	392	64,519
Intel Corp.	71,650	4,354,887
KLA Corp.	2,827	879,847
Kopin Corp.(1)	1,100	9,196
Kulicke & Soffa Industries, Inc.	2,081	103,759
Lam Research Corp.	5,130	2,909,685
Lattice Semiconductor Corp.(1)	3,210	154,465
MagnaChip Semiconductor Corp.(1)	2,475	46,258
Marvell Technology Group Ltd.	10,410	502,595
Maxeon Solar Technologies Ltd.(1)(2)	454	15,286
Maxim Integrated Products, Inc.	10,762	1,002,696
Microchip Technology, Inc.	2,299	350,896
Micron Technology, Inc.(1)	37,091	3,394,939
MKS Instruments, Inc.	891	146,926
Monolithic Power Systems, Inc.	515	192,878
NeoPhotonics Corp.(1)	2,671	25,668
NVIDIA Corp.	5,829	3,197,673
ON Semiconductor Corp.(1)	14,586	587,378
Onto Innovation, Inc.(1)	1,042	65,083
PDF Solutions, Inc.(1)	909	16,689
Photronics, Inc.(1)	2,735	32,574
Power Integrations, Inc.	1,253	110,728

Avantis U.S. Equity ETF
	Shares	Value
Qorvo, Inc.(1)	5,309	$927,642
QUALCOMM, Inc.	14,634	1,993,004
Rambus, Inc.(1)	3,724	78,129
Semtech Corp.(1)	1,219	89,365
Silicon Laboratories, Inc.(1)	780	121,477
SiTime Corp.(1)	270	26,306
Skyworks Solutions, Inc.	6,933	1,232,826
SMART Global Holdings, Inc.(1)	985	45,990
SolarEdge Technologies, Inc.(1)	2,339	697,747
SunPower Corp.(1)	1,049	36,474
Synaptics, Inc.(1)	2,207	295,804
Teradyne, Inc.	9,642	1,240,058
Texas Instruments, Inc.	18,865	3,249,874
Ultra Clean Holdings, Inc.(1)	3,635	168,591
Universal Display Corp.	919	194,543
Veeco Instruments, Inc.(1)	986	21,199
Xilinx, Inc.	5,847	761,864
		39,256,002
Software — 6.1%
A10 Networks, Inc.(1)	4,475	41,796
ACI Worldwide, Inc.(1)	3,061	117,114
Adobe, Inc.(1)	4,619	2,123,216
Agilysys, Inc.(1)	461	27,471
Alarm.com Holdings, Inc.(1)	1	88
Alteryx, Inc., Class A(1)	364	34,798
Anaplan, Inc.(1)	859	55,826
ANSYS, Inc.(1)	814	277,566
Appfolio, Inc., Class A(1)	95	15,582
Aspen Technology, Inc.(1)	3,584	539,428
Autodesk, Inc.(1)	4,286	1,182,936
Avalara, Inc.(1)	614	96,361
Avaya Holdings Corp.(1)	4,290	127,284
Bill.com Holdings, Inc.(1)	1,245	205,437
Blackbaud, Inc.(1)	1,856	127,730
Blackline, Inc.(1)	427	52,957
Bottomline Technologies de, Inc.(1)	1,044	46,855
Cadence Design Systems, Inc.(1)	4,970	701,217
CDK Global, Inc.	1,173	58,814
Cerence, Inc.(1)	7	779
Ceridian HCM Holding, Inc.(1)	359	32,188
ChannelAdvisor Corp.(1)	1,237	27,956
Citrix Systems, Inc.	2,524	337,156
Cloudera, Inc.(1)	4,406	71,113
CommVault Systems, Inc.(1)	371	23,644
Cornerstone OnDemand, Inc.(1)	623	31,474
Coupa Software, Inc.(1)	312	108,033
Crowdstrike Holdings, Inc., Class A(1)	1,720	371,520
Datadog, Inc., Class A(1)	1,030	98,272
Digital Turbine, Inc.(1)	1,871	154,488
DocuSign, Inc.(1)	654	148,236
Dropbox, Inc., Class A(1)	2,081	46,916

Avantis U.S. Equity ETF
	Shares	Value
Dynatrace, Inc.(1)	790	$39,310
Everbridge, Inc.(1)	99	15,170
Fair Isaac Corp.(1)	501	229,233
Five9, Inc.(1)	456	84,469
Fortinet, Inc.(1)	6,290	1,062,066
Guidewire Software, Inc.(1)	1,405	155,941
HubSpot, Inc.(1)	568	292,520
Ideanomics, Inc.(1)(2)	5,303	16,917
Intelligent Systems Corp.(1)(2)	509	20,197
InterDigital, Inc.	2,382	150,947
Intuit, Inc.	4,002	1,561,340
j2 Global, Inc.(1)	728	81,085
Manhattan Associates, Inc.(1)	3,902	479,751
Medallia, Inc.(1)	892	36,010
Microsoft Corp.	101,080	23,488,970
MicroStrategy, Inc., Class A(1)	173	129,821
Mimecast Ltd.(1)	1,135	48,669
Mitek Systems, Inc.(1)	2,349	35,893
nCino, Inc.(1)	436	29,814
New Relic, Inc.(1)	433	26,474
NortonLifeLock, Inc.	18,383	358,652
Nuance Communications, Inc.(1)	1,780	79,388
Nutanix, Inc., Class A(1)	1,950	59,056
Oracle Corp. (New York)	24,954	1,609,783
Palo Alto Networks, Inc.(1)	758	271,599
Paycom Software, Inc.(1)	2,210	827,070
Paylocity Holding Corp.(1)	963	184,116
Pegasystems, Inc.	300	39,705
Progress Software Corp.	753	32,033
Proofpoint, Inc.(1)	418	50,545
PTC, Inc.(1)	559	76,549
Q2 Holdings, Inc.(1)	359	43,755
QAD, Inc., Class A	609	39,098
Qualys, Inc.(1)	1,564	151,958
RealPage, Inc.(1)	359	31,154
RingCentral, Inc., Class A(1)	184	69,581
Riot Blockchain, Inc.(1)(2)	1,967	86,037
SailPoint Technologies Holdings, Inc.(1)	1,585	89,362
salesforce.com, Inc.(1)	5,846	1,265,659
ServiceNow, Inc.(1)	2,097	1,118,666
ShotSpotter, Inc.(1)	288	12,090
Slack Technologies, Inc., Class A(1)	4,535	185,618
Smartsheet, Inc., Class A(1)	1,592	110,246
Splunk, Inc.(1)	799	114,265
Sprout Social, Inc., Class A(1)	354	24,061
SS&C Technologies Holdings, Inc.	1,364	90,406
Synopsys, Inc.(1)	1,294	317,302
Tenable Holdings, Inc.(1)	474	19,391
Teradata Corp.(1)	1,955	78,395
Trade Desk, Inc. (The), Class A(1)	153	123,225
Tyler Technologies, Inc.(1)	326	151,075

Avantis U.S. Equity ETF
	Shares	Value
Varonis Systems, Inc.(1)	195	$35,790
Verint Systems, Inc.(1)	509	25,089
VirnetX Holding Corp.(2)	3,900	27,144
VMware, Inc., Class A(1)	359	49,617
Workday, Inc., Class A(1)	835	204,725
Xperi Holding Corp.	1,415	29,857
Zendesk, Inc.(1)	597	87,246
Zoom Video Communications, Inc., Class A(1)	2,308	862,292
Zscaler, Inc.(1)	393	80,577
		44,381,025
Specialty Retail — 3.3%
Aaron's Co., Inc. (The)(1)	2,435	53,473
Abercrombie & Fitch Co., Class A	7,024	192,247
Advance Auto Parts, Inc.	3,110	498,688
America's Car-Mart, Inc.(1)	77	10,395
American Eagle Outfitters, Inc.	5,785	148,674
Asbury Automotive Group, Inc.(1)	1,340	227,063
At Home Group, Inc.(1)	5,666	142,727
AutoNation, Inc.(1)	6,200	465,124
AutoZone, Inc.(1)	142	164,709
Bed Bath & Beyond, Inc.	6,046	162,396
Best Buy Co., Inc.	11,379	1,141,883
Boot Barn Holdings, Inc.(1)	1,038	62,716
Buckle, Inc. (The)	2,870	110,323
Burlington Stores, Inc.(1)	2,650	685,873
Caleres, Inc.	3,125	49,562
Camping World Holdings, Inc., Class A	704	22,035
CarMax, Inc.(1)	10,403	1,243,263
Carvana Co.(1)	95	26,933
Cato Corp. (The), Class A	1,679	20,719
Chico's FAS, Inc.	1,444	3,884
Children's Place, Inc. (The)(1)	663	45,913
Citi Trends, Inc.	772	60,131
Conn's, Inc.(1)	549	7,790
Designer Brands, Inc., Class A	1,955	24,418
Dick's Sporting Goods, Inc.	5,442	388,396
Five Below, Inc.(1)	1,589	295,745
Floor & Decor Holdings, Inc., Class A(1)	2,342	222,701
Foot Locker, Inc.	7,580	364,522
GameStop Corp., Class A(1)(2)	1,194	121,478
Gap, Inc. (The)(1)	20,429	509,704
Genesco, Inc.(1)	1,385	62,242
Group 1 Automotive, Inc.	1,613	245,886
Guess?, Inc.	1,913	48,227
Haverty Furniture Cos., Inc.	1,026	37,110
Hibbett Sports, Inc.(1)	1,553	99,796
Home Depot, Inc. (The)	9,203	2,377,503
L Brands, Inc.(1)	3,281	179,339
Lithia Motors, Inc., Class A	1,855	693,677
Lowe's Cos., Inc.	19,953	3,187,492
Lumber Liquidators Holdings, Inc.(1)	2,757	68,291

Avantis U.S. Equity ETF
	Shares	Value
MarineMax, Inc.(1)	2,175	$97,114
Monro, Inc.	363	22,502
Murphy USA, Inc.	2,503	311,999
O'Reilly Automotive, Inc.(1)	1,848	826,666
ODP Corp. (The)(1)	5,054	193,417
Party City Holdco, Inc.(1)	3,637	27,859
Penske Automotive Group, Inc.	3,195	217,196
Rent-A-Center, Inc.	5,324	307,514
RH(1)	252	123,573
Ross Stores, Inc.	14,405	1,680,199
Sally Beauty Holdings, Inc.(1)	3,891	62,645
Shoe Carnival, Inc.	663	32,460
Signet Jewelers Ltd.(1)	5,718	284,642
Sleep Number Corp.(1)	388	53,206
Sonic Automotive, Inc., Class A	2,082	96,001
Sportsman's Warehouse Holdings, Inc.(1)	3,818	64,677
Tilly's, Inc., Class A(1)	1,364	14,076
TJX Cos., Inc. (The)	27,170	1,792,948
Tractor Supply Co.	6,374	1,013,211
TravelCenters of America, Inc.(1)	802	19,280
Ulta Beauty, Inc.(1)	3,450	1,112,038
Urban Outfitters, Inc.(1)	6,371	215,977
Williams-Sonoma, Inc.	6,349	833,560
Zumiez, Inc.(1)	1,700	76,636
		23,952,444
Technology Hardware, Storage and Peripherals — 4.3%
3D Systems Corp.(1)	4,703	168,556
Apple, Inc.	233,391	28,300,993
Contra Zagg, Inc.	2	—
Dell Technologies, Inc., Class C(1)	1,584	128,415
Hewlett Packard Enterprise Co.	12,101	176,191
HP, Inc.	12,392	358,996
NCR Corp.(1)	4,909	170,637
NetApp, Inc.	5,124	320,762
Pure Storage, Inc., Class A(1)	2,313	54,078
Seagate Technology plc	12,112	886,962
Stratasys Ltd.(1)	1,151	39,698
Super Micro Computer, Inc.(1)	2,829	92,310
Western Digital Corp.	1,778	121,846
Xerox Holdings Corp.	12,248	312,079
		31,131,523
Textiles, Apparel and Luxury Goods — 1.4%
Capri Holdings Ltd.(1)	12,618	588,882
Carter's, Inc.	3,255	271,695
Columbia Sportswear Co.	820	84,517
Crocs, Inc.(1)	6,674	512,029
Deckers Outdoor Corp.(1)	1,854	604,608
Fossil Group, Inc.(1)	1,647	24,936
G-III Apparel Group Ltd.(1)	5,177	149,046
Hanesbrands, Inc.	13,263	234,622

Avantis U.S. Equity ETF
	Shares	Value
Kontoor Brands, Inc.	34	$1,436
Levi Strauss & Co., Class A	3,200	74,432
lululemon athletica, Inc.(1)	3,280	1,022,310
Movado Group, Inc.	7	160
NIKE, Inc., Class B	25,259	3,404,408
Oxford Industries, Inc.	1,341	102,238
PVH Corp.	3,061	305,978
Ralph Lauren Corp.	2,401	281,109
Rocky Brands, Inc.	280	12,205
Skechers USA, Inc., Class A(1)	7,065	258,579
Steven Madden Ltd.	5,671	209,770
Tapestry, Inc.	17,508	737,787
Under Armour, Inc., Class A(1)	8,702	190,487
Under Armour, Inc., Class C(1)	4,619	84,066
Unifi, Inc.(1)	80	1,994
Vera Bradley, Inc.(1)	320	3,037
VF Corp.	13,092	1,035,970
Vince Holding Corp.(1)	46	396
Wolverine World Wide, Inc.	5,738	200,543
		10,397,240
Thrifts and Mortgage Finance — 0.5%
Axos Financial, Inc.(1)	4,911	227,232
Bridgewater Bancshares, Inc.(1)	882	12,745
Columbia Financial, Inc.(1)	2,651	43,317
Essent Group Ltd.	5,798	239,052
Federal Agricultural Mortgage Corp., Class C	577	49,766
Flagstar Bancorp, Inc.	4,463	193,650
Home Bancorp, Inc.	278	8,993
HomeStreet, Inc.	1,224	52,583
Kearny Financial Corp.	2,963	33,630
Merchants Bancorp	1,134	38,590
Meridian Bancorp, Inc.	1,672	28,006
Meta Financial Group, Inc.	2,734	121,089
MGIC Investment Corp.	21,626	263,405
Mr. Cooper Group, Inc.(1)	6,750	212,287
New York Community Bancorp, Inc.	20,181	246,410
NMI Holdings, Inc., Class A(1)	7,235	165,392
Northfield Bancorp, Inc.	1,679	22,986
Northwest Bancshares, Inc.	4,748	67,042
OP Bancorp	18	165
PCSB Financial Corp.	361	5,834
PennyMac Financial Services, Inc.	3,441	203,742
Premier Financial Corp.	2,292	70,273
Provident Financial Services, Inc.	3,006	60,811
Radian Group, Inc.	13,442	274,217
Southern Missouri Bancorp, Inc.	307	11,279
Sterling Bancorp, Inc.(1)	3	15
Territorial Bancorp, Inc.	279	6,858
TFS Financial Corp.	1,679	32,791
TrustCo Bank Corp. NY	4,497	30,939
Walker & Dunlop, Inc.	2,740	273,068

Avantis U.S. Equity ETF
	Shares	Value
Washington Federal, Inc.	4,157	$125,625
Waterstone Financial, Inc.	2,066	40,142
Western New England Bancorp, Inc.	90	721
WSFS Financial Corp.	2,694	143,159
		3,305,814
Trading Companies and Distributors — 0.8%
Air Lease Corp.	8,450	387,517
Applied Industrial Technologies, Inc.	2,535	216,413
Boise Cascade Co.	4,142	206,851
CAI International, Inc.	992	43,648
DXP Enterprises, Inc.(1)	1,016	30,521
Fastenal Co.	23,789	1,103,096
GATX Corp.	2,695	257,184
General Finance Corp.(1)	2	20
GMS, Inc.(1)	1,741	63,721
H&E Equipment Services, Inc.	2,597	80,325
Herc Holdings, Inc.(1)	2,613	229,317
Lawson Products, Inc.(1)	346	18,338
McGrath RentCorp	2,437	189,257
MRC Global, Inc.(1)	5,643	49,320
MSC Industrial Direct Co., Inc., Class A	2,680	230,828
NOW, Inc.(1)	5,683	60,410
Rush Enterprises, Inc., Class A	4,016	170,399
Rush Enterprises, Inc., Class B	100	3,795
SiteOne Landscape Supply, Inc.(1)	2,445	387,557
Systemax, Inc.	1,409	50,865
Textainer Group Holdings Ltd.(1)	3,401	88,562
Titan Machinery, Inc.(1)	1,859	45,545
Triton International Ltd.	4,797	277,171
United Rentals, Inc.(1)	1,452	431,796
Univar Solutions, Inc.(1)	914	18,198
Veritiv Corp.(1)	1,294	30,771
W.W. Grainger, Inc.	2,290	853,506
Watsco, Inc.	636	154,612
WESCO International, Inc.(1)	176	14,129
		5,693,672
Transportation Infrastructure†
Macquarie Infrastructure Corp.	6,235	195,405
Water Utilities — 0.1%
American States Water Co.	1,015	74,146
American Water Works Co., Inc.	2,133	302,630
Artesian Resources Corp., Class A	269	9,953
California Water Service Group	776	42,641
Essential Utilities, Inc.	4,936	207,608
Global Water Resources, Inc.	7	121
		637,099
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(1)	3,683	41,986
Shenandoah Telecommunications Co.	4,662	206,760
T-Mobile US, Inc.(1)	11,352	1,361,899
Telephone and Data Systems, Inc.	5,635	100,810

Avantis U.S. Equity ETF
	Shares	Value
United States Cellular Corp.(1)	567	$16,687
		1,728,142
TOTAL COMMON STOCKS (Cost $568,368,635)		728,440,153
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $675,191)	675,191	675,191
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $681,566)	681,566	681,566
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $569,725,392)		729,796,910
OTHER ASSETS AND LIABILITIES†		(262,081)
TOTAL NET ASSETS — 100.0%		$729,534,829

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $942,261. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $958,828, which includes securities collateral of $277,262.

See Notes to Financial Statements.

FEBRUARY 28, 2021 (UNAUDITED)

Avantis U.S. Small Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.5%
AAR Corp.	2,443	$97,183
Hexcel Corp.(1)	66,291	3,563,804
		3,660,987
Air Freight and Logistics — 0.7%
Air Transport Services Group, Inc.(1)	54,276	1,440,485
Atlas Air Worldwide Holdings, Inc.(1)	32,970	1,817,636
Hub Group, Inc., Class A(1)	38,753	2,231,398
		5,489,519
Airlines — 0.8%
Mesa Air Group, Inc.(1)	32,756	399,623
SkyWest, Inc.	64,851	3,655,651
Spirit Airlines, Inc.(1)	64,694	2,321,221
		6,376,495
Auto Components — 2.8%
American Axle & Manufacturing Holdings, Inc.(1)	72,139	704,798
Cooper Tire & Rubber Co.	65,217	3,733,021
Cooper-Standard Holdings, Inc.(1)	15,537	556,535
Dana, Inc.	174,797	4,161,917
Dorman Products, Inc.(1)	8,946	892,006
Gentherm, Inc.(1)	41,217	2,917,751
Goodyear Tire & Rubber Co. (The)(1)	283,004	4,757,297
Modine Manufacturing Co.(1)	69,270	960,775
Motorcar Parts of America, Inc.(1)	15,772	335,628
Standard Motor Products, Inc.	9,249	388,551
Visteon Corp.(1)	15,132	1,924,336
		21,332,615
Automobiles — 0.1%
Harley-Davidson, Inc.	12,437	443,628
Banks — 15.8%
1st Source Corp.	9,354	415,037
ACNB Corp.	8,267	228,252
Altabancorp	20,788	715,523
Amalgamated Bank, Class A	18,367	322,525
Amerant Bancorp, Inc.(1)	25,182	414,748
Ameris Bancorp	14,957	712,551
Arrow Financial Corp.	15,816	503,898
Associated Banc-Corp.	166,342	3,351,791
BancFirst Corp.	20,802	1,328,832
Bancorp, Inc. (The)(1)	73,883	1,497,608
Bank of Commerce Holdings	21,379	232,390
Bank of Hawaii Corp.	46,454	4,064,725
Bank OZK	112,649	4,643,392
BankFinancial Corp.	14,139	133,614
BankUnited, Inc.	106,884	4,295,668
Bankwell Financial Group, Inc.	5,964	147,907
Banner Corp.	33,346	1,726,656
BCB Bancorp, Inc.	18,236	241,262

Avantis U.S. Small Cap Value ETF
	Shares	Value
Boston Private Financial Holdings, Inc.	86,964	$1,196,625
Byline Bancorp, Inc.	28,863	574,951
Cathay General Bancorp.	90,893	3,421,213
CB Financial Services, Inc.	4,701	95,665
Central Pacific Financial Corp.	36,923	835,567
Central Valley Community Bancorp	13,742	242,821
CIT Group, Inc.	28,223	1,279,913
City Holding Co.	12,783	961,409
CNB Financial Corp.	18,387	426,762
Codorus Valley Bancorp, Inc.	11,183	188,434
Community Bankers Trust Corp.	26,698	207,176
Community Trust Bancorp, Inc.	920	37,591
ConnectOne Bancorp, Inc.	9,588	222,729
County Bancorp, Inc.	5,808	131,319
Customers Bancorp, Inc.(1)	33,938	908,860
Dime Community Bancshares, Inc.	19,709	579,642
Eagle Bancorp, Inc.	35,711	1,745,911
Enterprise Financial Services Corp.	18	774
F.N.B. Corp.	306,750	3,628,852
Farmers National Banc Corp.	31,018	429,289
Financial Institutions, Inc.	18,858	516,332
First BanCorp	162,918	1,709,010
First Bancorp, Inc. (The)	4,768	121,870
First Bancorp/Southern Pines NC	12,948	521,416
First Busey Corp.	19,080	436,741
First Business Financial Services, Inc.	8,849	196,448
First Choice Bancorp	11,876	235,026
First Citizens BancShares, Inc., Class A	1,183	872,924
First Foundation, Inc.	44,491	1,016,619
First Internet Bancorp	9,953	325,961
First Mid Bancshares, Inc.	14,434	525,253
First of Long Island Corp. (The)	25,166	467,584
First United Corp.	8,172	147,913
Franklin Financial Services Corp.	4,696	128,952
Great Southern Bancorp, Inc.	16,096	849,708
Hanmi Financial Corp.	39,409	674,682
Hawthorn Bancshares, Inc.	6,547	131,857
Heartland Financial USA, Inc.	11,798	551,439
Hilltop Holdings, Inc.	92,633	3,060,594
Hope Bancorp, Inc.	100,244	1,319,211
Horizon Bancorp, Inc.	2,859	51,062
Independent Bank Corp. (Michigan)	27,940	577,520
International Bancshares Corp.	64,739	2,821,326
Investors Bancorp, Inc.	24,045	320,760
Lakeland Bancorp, Inc.	54,189	849,684
Lakeland Financial Corp.	22,582	1,557,029
Macatawa Bank Corp.	34,529	304,891
Mackinac Financial Corp.	10,536	135,914
Mercantile Bank Corp.	20,176	589,946
Metropolitan Bank Holding Corp.(1)	5,808	300,448
Midland States Bancorp, Inc.	29,189	715,130

Avantis U.S. Small Cap Value ETF
	Shares	Value
MidWestOne Financial Group, Inc.	16,594	$455,339
MVB Financial Corp.	19,117	623,214
National Bank Holdings Corp., Class A	13,481	522,389
Northeast Bank	11,775	305,797
Northrim BanCorp, Inc.	7,134	274,588
OFG Bancorp	55,983	1,081,032
Old Second Bancorp, Inc.	38,783	464,233
Orrstown Financial Services, Inc.	12,366	240,890
PacWest Bancorp	54,498	1,975,008
Parke Bancorp, Inc.	12,530	227,419
PCB Bancorp.	16,003	222,922
Peapack-Gladstone Financial Corp.	20,567	565,798
Popular, Inc.	63,596	4,249,485
Preferred Bank	19,560	1,133,502
Premier Financial Bancorp, Inc.	14,139	219,720
QCR Holdings, Inc.	16,582	686,495
RBB Bancorp	18,958	356,410
Red River Bancshares, Inc.	643	33,372
Republic Bancorp, Inc., Class A	14,327	602,307
ServisFirst Bancshares, Inc.	58,349	2,891,776
Sierra Bancorp	17,185	409,862
Simmons First National Corp., Class A	60,683	1,776,798
SmartFinancial, Inc.	12,374	259,854
Southern First Bancshares, Inc.(1)	8,376	368,544
Southern National Bancorp of Virginia, Inc.	24,382	346,224
Stock Yards Bancorp, Inc.	21,710	1,069,652
Summit Financial Group, Inc.	13,152	316,832
Synovus Financial Corp.	123,279	5,215,934
TCF Financial Corp.	41,795	1,873,252
Texas Capital Bancshares, Inc.(1)	50,391	3,839,794
Tompkins Financial Corp.	721	55,755
TriState Capital Holdings, Inc.(1)	30,028	689,143
Trustmark Corp.	16,264	490,522
UMB Financial Corp.	28,278	2,385,815
Umpqua Holdings Corp.	176,937	3,020,315
United Community Banks, Inc.	76,957	2,544,198
United Security Bancshares	18,958	141,427
Unity Bancorp, Inc.	8,850	175,672
Valley National Bancorp	252,082	3,088,004
Washington Trust Bancorp, Inc.	16,582	788,474
Webster Financial Corp.	37,243	2,059,910
West BanCorp, Inc.	18,367	419,319
Western Alliance Bancorp	67,424	6,169,970
Wintrust Financial Corp.	42,500	3,130,550
		121,892,648
Beverages — 0.1%
National Beverage Corp.(2)	14,958	712,898
Biotechnology — 0.4%
Arcus Biosciences, Inc.(1)	19,357	682,528
Catalyst Pharmaceuticals, Inc.(1)	18,964	73,770
Coherus Biosciences, Inc.(1)	43,499	706,424

Avantis U.S. Small Cap Value ETF
	Shares	Value
Sangamo Therapeutics, Inc.(1)	34,236	$393,371
Translate Bio, Inc.(1)	47,995	1,120,203
		2,976,296
Building Products — 1.3%
Apogee Enterprises, Inc.	29,230	1,093,202
Armstrong Flooring, Inc.(1)	13,167	68,205
Insteel Industries, Inc.	8,028	247,905
Masonite International Corp.(1)	28,948	3,176,174
Quanex Building Products Corp.	40,626	988,431
UFP Industries, Inc.	70,195	4,281,895
		9,855,812
Capital Markets — 2.7%
Cowen, Inc., Class A	11,816	399,972
Diamond Hill Investment Group, Inc.(1)	3,514	498,461
Evercore, Inc., Class A	40,827	4,889,850
Janus Henderson Group plc	93,319	2,727,714
Moelis & Co., Class A	653	33,721
Oppenheimer Holdings, Inc., Class A	9,945	376,916
Piper Sandler Cos.	17,185	1,827,109
Stifel Financial Corp.	91,993	5,618,932
StoneX Group, Inc.(1)	5,247	302,699
Virtus Investment Partners, Inc.	7,581	1,902,073
Waddell & Reed Financial, Inc., Class A	95,412	2,393,887
		20,971,334
Chemicals — 2.9%
AdvanSix, Inc.(1)	6,548	182,034
AgroFresh Solutions, Inc.(1)	28,628	68,421
American Vanguard Corp.	10,187	198,850
Avient Corp.	986	42,615
Cabot Corp.	58,779	2,893,690
Chemours Co. (The)	176,561	4,154,480
Ferro Corp.(1)	54,919	871,565
FutureFuel Corp.	17,463	256,357
Hawkins, Inc.	12,957	811,108
Intrepid Potash, Inc.(1)	4,269	126,747
Kraton Corp.(1)	37,172	1,382,427
Kronos Worldwide, Inc.	680	9,826
NewMarket Corp.	1,409	533,983
Orion Engineered Carbons SA	31,016	548,983
Rayonier Advanced Materials, Inc.(1)	103,469	957,088
Sensient Technologies Corp.	2,177	169,479
Stepan Co.	25,316	3,055,388
Tredegar Corp.	45,315	690,601
Trinseo SA	59,751	3,866,487
Tronox Holdings plc, Class A	74,005	1,357,252
		22,177,381
Commercial Services and Supplies — 1.3%
Clean Harbors, Inc.(1)	25,417	2,164,258
Ennis, Inc.	27,553	546,100
Healthcare Services Group, Inc.	62,011	1,764,213
HNI Corp.	43,812	1,559,269

Avantis U.S. Small Cap Value ETF
	Shares	Value
Kimball International, Inc., Class B	53,737	$695,357
Quad/Graphics, Inc.(1)	49,509	216,849
Steelcase, Inc., Class A	121,997	1,700,638
UniFirst Corp.	6,413	1,553,806
		10,200,490
Communications Equipment — 0.4%
EchoStar Corp., Class A(1)	26,694	605,954
NETGEAR, Inc.(1)	13,888	555,520
ViaSat, Inc.(1)	33,753	1,726,128
		2,887,602
Construction and Engineering — 2.1%
Ameresco, Inc., Class A(1)	10,098	576,798
Arcosa, Inc.	27,808	1,577,548
Argan, Inc.	8,168	408,563
Construction Partners, Inc., Class A(1)	32,804	949,348
Dycom Industries, Inc.(1)	31,079	2,380,030
EMCOR Group, Inc.	6,471	630,081
Fluor Corp.(1)	99,299	1,703,971
Great Lakes Dredge & Dock Corp.(1)	94,460	1,434,847
MasTec, Inc.(1)	31,847	2,762,727
MYR Group, Inc.(1)	19,549	1,152,414
Northwest Pipe Co.(1)	7,467	254,102
Primoris Services Corp.	46,253	1,548,088
Tutor Perini Corp.(1)	31,024	456,053
Valmont Industries, Inc.	157	37,135
		15,871,705
Construction Materials — 0.7%
Eagle Materials, Inc.	37,693	4,725,948
US Concrete, Inc.(1)	16,672	857,941
		5,583,889
Consumer Finance — 2.5%
Elevate Credit, Inc.(1)	44,133	180,063
Encore Capital Group, Inc.(1)	23,858	797,334
Enova International, Inc.(1)	24,426	749,878
Green Dot Corp., Class A(1)	45,239	2,137,995
Navient Corp.	265,157	3,282,644
Nelnet, Inc., Class A	21,993	1,596,692
OneMain Holdings, Inc.	32,162	1,508,719
PROG Holdings, Inc.	75,672	3,783,600
Regional Management Corp.	11,775	381,157
SLM Corp.	298,128	4,707,441
		19,125,523
Containers and Packaging†
Myers Industries, Inc.	1,449	32,081
Distributors — 0.2%
Core-Mark Holding Co., Inc.	42,101	1,371,651
Diversified Consumer Services — 0.3%
American Public Education, Inc.(1)	11,616	341,975
Laureate Education, Inc., Class A(1)	62,407	858,096
Perdoceo Education Corp.(1)	84,080	1,082,110

Avantis U.S. Small Cap Value ETF
	Shares	Value
Universal Technical Institute, Inc.(1)	3,501	$21,461
		2,303,642
Diversified Financial Services — 0.1%
Alerus Financial Corp.	10,535	289,818
Banco Latinoamericano de Comercio Exterior SA, E Shares	31,758	484,627
		774,445
Diversified Telecommunication Services — 0.6%
Iridium Communications, Inc.(1)	114,228	4,376,075
Electrical Equipment — 0.8%
Atkore, Inc.(1)	35,330	2,390,075
Encore Wire Corp.	25,161	1,648,800
LSI Industries, Inc.	30,993	279,557
Powell Industries, Inc.	10,541	328,141
TPI Composites, Inc.(1)	33,913	1,616,294
		6,262,867
Electronic Equipment, Instruments and Components — 3.1%
Avnet, Inc.	91,056	3,466,502
Bel Fuse, Inc., Class B	106	1,882
ePlus, Inc.(1)	8,404	794,682
Insight Enterprises, Inc.(1)	27,913	2,333,248
Jabil, Inc.	81,843	3,533,162
Kimball Electronics, Inc.(1)	3,496	82,086
Methode Electronics, Inc.	4,810	187,253
Plexus Corp.(1)	32,979	2,769,576
Sanmina Corp.(1)	86,583	3,084,087
ScanSource, Inc.(1)	16,085	457,457
SYNNEX Corp.	43,055	3,838,784
Vishay Intertechnology, Inc.	151,007	3,604,537
		24,153,256
Energy Equipment and Services — 2.8%
Archrock, Inc.	219,497	2,263,014
Cactus, Inc., Class A	15,244	485,826
DMC Global, Inc.	16,003	1,008,029
Dril-Quip, Inc.(1)	19,621	666,329
Exterran Corp.(1)	49,506	270,798
Helix Energy Solutions Group, Inc.(1)	165,112	809,049
Helmerich & Payne, Inc.	108,349	3,112,867
Liberty Oilfield Services, Inc., Class A	3,131	36,601
Nabors Industries Ltd.	3,165	351,347
NexTier Oilfield Solutions, Inc.(1)	245,266	1,140,487
NOV, Inc.	217,095	3,278,134
Oceaneering International, Inc.(1)	123,907	1,462,103
Patterson-UTI Energy, Inc.	251,300	1,859,620
ProPetro Holding Corp.(1)	74,816	858,140
RPC, Inc.(1)	65,798	417,817
Select Energy Services, Inc., Class A(1)	73,408	463,939
Solaris Oilfield Infrastructure, Inc., Class A	12,340	145,735
TechnipFMC plc	355,555	2,922,662
US Silica Holdings, Inc.	32,603	433,946
		21,986,443

Avantis U.S. Small Cap Value ETF
	Shares	Value
Entertainment — 0.2%
Eros STX Global Corp.(1)	44,799	$81,982
World Wrestling Entertainment, Inc., Class A	24,191	1,195,036
		1,277,018
Food and Staples Retailing — 1.1%
Andersons, Inc. (The)	12,462	325,757
Ingles Markets, Inc., Class A	27,940	1,451,762
Natural Grocers by Vitamin Cottage, Inc.	15,381	216,565
PriceSmart, Inc.	21,218	2,046,476
SpartanNash Co.	53,734	979,571
Sprouts Farmers Market, Inc.(1)	18,377	387,938
United Natural Foods, Inc.(1)	51,734	1,368,364
Village Super Market, Inc., Class A	12,957	298,659
Weis Markets, Inc.	20,176	1,078,407
		8,153,499
Food Products — 0.3%
Fresh Del Monte Produce, Inc.	625	16,088
John B Sanfilippo & Son, Inc.	12,366	1,069,164
Pilgrim's Pride Corp.(1)	40,212	900,347
Seneca Foods Corp., Class A(1)	6,990	380,675
		2,366,274
Health Care Equipment and Supplies — 0.1%
FONAR Corp.(1)	6,990	135,536
Meridian Bioscience, Inc.(1)	12,071	254,457
		389,993
Health Care Providers and Services — 1.9%
Brookdale Senior Living, Inc.(1)	291,422	1,696,076
Ensign Group, Inc. (The)	49,180	4,033,744
Magellan Health, Inc.(1)	21,545	2,010,579
ModivCare, Inc.(1)	12,691	1,627,748
National HealthCare Corp.	6,726	467,793
Owens & Minor, Inc.	55,983	1,903,982
Patterson Cos., Inc.	90,318	2,805,277
Triple-S Management Corp., Class B(1)	9,305	235,416
		14,780,615
Hotels, Restaurants and Leisure — 0.8%
BJ's Restaurants, Inc.(1)	19,991	1,110,100
Bluegreen Vacations Corp.	2,104	16,832
Carrols Restaurant Group, Inc.(1)	24,353	150,502
Chuy's Holdings, Inc.(1)	17,494	717,254
Cracker Barrel Old Country Store, Inc.	18,048	2,795,094
Extended Stay America, Inc.	10,337	166,322
Golden Entertainment, Inc.(1)	16,997	401,639
J Alexander's Holdings, Inc.(1)	18,367	160,711
RCI Hospitality Holdings, Inc.	9,945	638,966
		6,157,420
Household Durables — 2.6%
Beazer Homes USA, Inc.(1)	48,327	853,938
Cavco Industries, Inc.(1)	817	172,313
Century Communities, Inc.(1)	30,579	1,691,936
Ethan Allen Interiors, Inc.	32,756	839,209

Avantis U.S. Small Cap Value ETF
	Shares	Value
Hamilton Beach Brands Holding Co., Class A	6,990	$122,814
Hooker Furniture Corp.	3,289	111,201
iRobot Corp.(1)	12,831	1,592,455
La-Z-Boy, Inc.	60,295	2,569,170
Legacy Housing Corp.(1)	6,990	109,813
M/I Homes, Inc.(1)	26,225	1,308,628
Meritage Homes Corp.(1)	38,856	3,275,949
Sonos, Inc.(1)	48,979	1,907,242
Tri Pointe Homes, Inc.(1)	176,379	3,351,201
Turtle Beach Corp.(1)	14,139	422,756
Universal Electronics, Inc.(1)	17,498	1,018,209
VOXX International Corp.(1)	18,883	391,445
		19,738,279
Household Products — 0.2%
Central Garden & Pet Co.(1)	6,999	319,155
Central Garden & Pet Co., Class A(1)	28,875	1,198,601
		1,517,756
Insurance — 3.3%
Ambac Financial Group, Inc.(1)	2,377	40,290
American Equity Investment Life Holding Co.	105,847	2,924,553
AMERISAFE, Inc.	17,513	1,024,861
Brighthouse Financial, Inc.(1)	80,132	3,196,465
CNO Financial Group, Inc.	148,468	3,572,140
Crawford & Co., Class A	17,293	162,554
Employers Holdings, Inc.	25,733	856,652
FBL Financial Group, Inc., Class A	625	35,650
Genworth Financial, Inc., Class A(1)	499,299	1,557,813
Hanover Insurance Group, Inc. (The)	19,139	2,207,684
HCI Group, Inc.	371	21,470
Horace Mann Educators Corp.	18,845	726,286
James River Group Holdings Ltd.	7,678	352,497
Mercury General Corp.	16,078	938,955
National Western Life Group, Inc., Class A	629	131,354
Safety Insurance Group, Inc.	73	5,773
Selective Insurance Group, Inc.	28,628	1,941,837
Stewart Information Services Corp.	15,880	749,536
Unum Group	153,386	4,061,661
Watford Holdings Ltd.(1)	22,554	781,045
		25,289,076
Internet and Direct Marketing Retail†
PetMed Express, Inc.	847	29,399
IT Services — 0.6%
Alliance Data Systems Corp.	47,732	4,606,138
BM Technologies, Inc.(1)(2)	4,697	59,182
Sykes Enterprises, Inc.(1)	12	491
		4,665,811
Leisure Products — 0.7%
Malibu Boats, Inc., Class A(1)	23,185	1,728,210
Nautilus, Inc.(1)	20,104	370,115
Smith & Wesson Brands, Inc.	51,138	880,085
Sturm Ruger & Co., Inc.	8,227	561,081

Avantis U.S. Small Cap Value ETF
	Shares	Value
Vista Outdoor, Inc.(1)	71,638	$2,264,477
		5,803,968
Machinery — 4.1%
Albany International Corp., Class A	33,967	2,685,091
Astec Industries, Inc.	32,959	2,238,575
Commercial Vehicle Group, Inc.(1)	46,497	427,308
EnPro Industries, Inc.	25,549	2,052,607
Greenbrier Cos., Inc. (The)	40,307	1,896,444
Kennametal, Inc.	86,157	3,218,826
Lydall, Inc.(1)	21,970	765,215
Mayville Engineering Co., Inc.(1)	170	2,382
Miller Industries, Inc.	12,957	511,413
Mueller Industries, Inc.	66,411	2,698,943
Park-Ohio Holdings Corp.	10,536	340,629
Shyft Group, Inc. (The)	45,353	1,491,660
Terex Corp.	72,735	2,995,227
Timken Co. (The)	65,340	5,119,389
TriMas Corp.(1)	14,617	490,985
Trinity Industries, Inc.	114,818	3,685,658
Wabash National Corp.	58,566	971,024
		31,591,376
Marine — 0.6%
Costamare, Inc.	68,746	663,399
Eagle Bulk Shipping, Inc.(1)	6,607	193,849
Eneti, Inc.	8,377	166,116
Genco Shipping & Trading Ltd.	14,739	154,759
Matson, Inc.	52,599	3,643,533
Pangaea Logistics Solutions Ltd.(1)	21,970	66,020
		4,887,676
Media — 0.3%
Cumulus Media, Inc., Class A(1)	18,958	183,703
Entercom Communications Corp., Class A	189,106	845,304
Entravision Communications Corp., Class A	72,823	227,936
Gray Television, Inc.(1)	44,831	813,683
Townsquare Media, Inc., Class A	4,641	50,587
Tribune Publishing Co.(1)	7,085	120,303
		2,241,516
Metals and Mining — 2.9%
Alcoa Corp.(1)	192,252	4,719,787
Allegheny Technologies, Inc.(1)	144,772	2,846,217
Alpha Metallurgical Resources, Inc.(1)	761	11,415
Arconic Corp.(1)	59,243	1,298,607
Carpenter Technology Corp.	42,099	1,711,745
Century Aluminum Co.(1)	21,359	293,259
Coeur Mining, Inc.(1)	201,176	1,812,596
Commercial Metals Co.	149,746	3,766,112
Haynes International, Inc.	7,462	208,414
Kaiser Aluminum Corp.	20,176	2,302,082
Olympic Steel, Inc.	8,763	156,332
Schnitzer Steel Industries, Inc., Class A	36,302	1,253,871
SunCoke Energy, Inc.	139,411	890,836

Avantis U.S. Small Cap Value ETF
	Shares	Value
United States Steel Corp.	49,113	$815,767
Warrior Met Coal, Inc.	1,015	19,457
		22,106,497
Multiline Retail — 2.3%
Big Lots, Inc.	53,314	3,387,572
Dillard's, Inc., Class A	11,184	891,365
Kohl's Corp.	143,090	7,905,722
Macy's, Inc.	352,510	5,361,677
		17,546,336
Oil, Gas and Consumable Fuels — 10.4%
Alto Ingredients, Inc.(1)(2)	50,637	328,128
Antero Midstream Corp.	19,312	170,332
Antero Resources Corp.(1)	300,559	2,705,031
Arch Resources, Inc.	22,561	1,081,123
Berry Corp.	103,470	513,211
Bonanza Creek Energy, Inc.(1)	23,176	740,010
Brigham Minerals, Inc., Class A	17,876	255,805
Callon Petroleum Co.(1)	47,689	1,219,408
Centennial Resource Development, Inc., Class A(1)	182,559	722,934
Cimarex Energy Co.	113,222	6,565,744
Clean Energy Fuels Corp.(1)	151,090	1,970,214
CNX Resources Corp.(1)	58,023	731,670
Comstock Resources, Inc.(1)	88,576	505,769
CONSOL Energy, Inc.(1)	35,120	379,647
DHT Holdings, Inc.	166,939	931,520
Dorian LPG Ltd.(1)	46,497	578,888
Earthstone Energy, Inc., Class A(1)	16,594	117,485
EnLink Midstream LLC(1)	273,422	1,052,675
EQT Corp.	265,057	4,715,364
Equitrans Midstream Corp.	203,463	1,471,037
Evolution Petroleum Corp.	33,856	120,189
GasLog Ltd.	16	94
Goodrich Petroleum Corp.(1)	14,730	143,028
Green Plains, Inc.(1)	1,254	31,751
Marathon Oil Corp.	738,075	8,192,632
Matador Resources Co.(1)	166,914	3,486,833
Murphy Oil Corp.	168,449	2,750,772
NACCO Industries, Inc., Class A	5,217	130,112
Nordic American Tankers Ltd.	159,539	473,831
Overseas Shipholding Group, Inc., Class A(1)	62,659	137,850
Ovintiv, Inc.	324,141	7,477,933
Par Pacific Holdings, Inc.(1)	31,043	548,530
PBF Energy, Inc., Class A(1)	124,445	1,767,119
PDC Energy, Inc.(1)	125,067	4,371,092
Penn Virginia Corp.(1)	25,513	373,510
QEP Resources, Inc.	243,477	837,561
Range Resources Corp.(1)	348,627	3,360,764
Renewable Energy Group, Inc.(1)	48,681	3,785,921
Scorpio Tankers, Inc.(2)	631	9,314
SFL Corp. Ltd.	113,117	852,902
SilverBow Resources, Inc.(1)	6,399	51,192

Avantis U.S. Small Cap Value ETF
	Shares	Value
SM Energy Co.	172,380	$2,389,187
Southwestern Energy Co.(1)	869,137	3,520,005
Talos Energy, Inc.(1)	42,993	455,296
Targa Resources Corp.	203,991	6,309,442
Teekay Tankers Ltd., Class A(1)	775	9,757
World Fuel Services Corp.	71,450	2,220,666
		80,563,278
Paper and Forest Products — 1.3%
Clearwater Paper Corp.(1)	5,720	200,257
Domtar Corp.	70,460	2,610,543
Louisiana-Pacific Corp.	107,811	5,132,882
Mercer International, Inc.	54,328	835,021
Neenah, Inc.	3,434	189,969
Schweitzer-Mauduit International, Inc.	14,369	671,032
Verso Corp., Class A	47,730	596,625
		10,236,329
Personal Products — 0.7%
Lifevantage Corp.(1)	13,548	118,545
Medifast, Inc.	4,200	1,062,558
Nu Skin Enterprises, Inc., Class A	63,337	3,241,588
USANA Health Sciences, Inc.(1)	11,623	1,128,128
		5,550,819
Pharmaceuticals — 0.9%
ANI Pharmaceuticals, Inc.(1)	2,371	68,996
Collegium Pharmaceutical, Inc.(1)	22,799	537,828
Corcept Therapeutics, Inc.(1)	91,570	2,302,985
Innoviva, Inc.(1)	78,927	902,136
Lannett Co., Inc.(1)	61,517	372,793
Prestige Consumer Healthcare, Inc.(1)	30,467	1,270,779
Supernus Pharmaceuticals, Inc.(1)	52,931	1,422,256
		6,877,773
Professional Services — 0.5%
BGSF, Inc.	669	9,326
CRA International, Inc.	2,392	131,967
Kelly Services, Inc., Class A(1)	16,998	353,898
Kforce, Inc.	27,940	1,434,719
Korn Ferry	24,747	1,523,178
TrueBlue, Inc.(1)	4,158	86,611
		3,539,699
Real Estate Management and Development — 0.2%
Marcus & Millichap, Inc.(1)	2,921	110,618
RE/MAX Holdings, Inc., Class A	25,525	1,064,903
RMR Group, Inc. (The), Class A	13,166	529,142
		1,704,663
Road and Rail — 2.4%
ArcBest Corp.	39,405	2,324,501
Heartland Express, Inc.	13,246	241,077
Landstar System, Inc.	2,725	436,382
Marten Transport Ltd.	87,957	1,423,144
Ryder System, Inc.	75,999	5,150,452
Saia, Inc.(1)	24,822	4,977,556

Avantis U.S. Small Cap Value ETF
	Shares	Value
Schneider National, Inc., Class B	37,646	$870,752
US Xpress Enterprises, Inc., Class A(1)	18,958	175,362
Werner Enterprises, Inc.	62,684	2,690,397
		18,289,623
Semiconductors and Semiconductor Equipment — 1.4%
Alpha & Omega Semiconductor Ltd.(1)	16,908	594,992
Amkor Technology, Inc.	102,283	2,443,541
Cohu, Inc.(1)	45,562	1,979,669
MagnaChip Semiconductor Corp.(1)	36,601	684,073
NeoPhotonics Corp.(1)	29,854	286,897
Photronics, Inc.(1)	76,028	905,493
SMART Global Holdings, Inc.(1)	19,549	912,743
Synaptics, Inc.(1)	4,144	555,420
Ultra Clean Holdings, Inc.(1)	56,541	2,622,372
		10,985,200
Software — 0.1%
InterDigital, Inc.	13,098	830,020
VirnetX Holding Corp.(2)	43,555	303,143
		1,133,163
Specialty Retail — 7.0%
Aaron's Co., Inc. (The)(1)	37,836	830,879
Abercrombie & Fitch Co., Class A	87,956	2,407,356
American Eagle Outfitters, Inc.	116,988	3,006,592
AutoNation, Inc.(1)	69,205	5,191,759
Barnes & Noble Education, Inc.(1)	34,529	223,403
Bed Bath & Beyond, Inc.	76,209	2,046,974
Buckle, Inc. (The)	41,178	1,582,882
Caleres, Inc.	45,943	728,656
Citi Trends, Inc.	12,957	1,009,221
Conn's, Inc.(1)	16,594	235,469
Dick's Sporting Goods, Inc.	70,686	5,044,860
Foot Locker, Inc.	103,501	4,977,363
Gap, Inc. (The)(1)	93,435	2,331,203
Group 1 Automotive, Inc.	8,619	1,313,880
Guess?, Inc.	42,366	1,068,047
Haverty Furniture Cos., Inc.	12,364	447,206
Hibbett Sports, Inc.(1)	26,107	1,677,636
Lumber Liquidators Holdings, Inc.(1)	33,831	837,994
MarineMax, Inc.(1)	26,100	1,165,365
Murphy USA, Inc.	28,936	3,606,872
ODP Corp. (The)(1)	29,009	1,110,174
Rent-A-Center, Inc.	44,050	2,544,328
Shoe Carnival, Inc.	8,670	424,483
Signet Jewelers Ltd.(1)	92,737	4,616,448
Sonic Automotive, Inc., Class A	25,283	1,165,799
Sportsman's Warehouse Holdings, Inc.(1)	45,315	767,636
Tilly's, Inc., Class A(1)	24,334	251,127
TravelCenters of America, Inc.(1)	5,217	125,417
Urban Outfitters, Inc.(1)	74,435	2,523,346
Zumiez, Inc.(1)	23,643	1,065,826
		54,328,201

Avantis U.S. Small Cap Value ETF
	Shares	Value
Technology Hardware, Storage and Peripherals — 0.1%
Super Micro Computer, Inc.(1)	30,407	$992,180
Textiles, Apparel and Luxury Goods — 1.2%
Capri Holdings Ltd.(1)	105,744	4,935,073
Carter's, Inc.	21,741	1,814,721
Culp, Inc.	12,957	223,508
Fossil Group, Inc.(1)	36,905	558,742
G-III Apparel Group Ltd.(1)	44,747	1,288,266
Rocky Brands, Inc.	1,844	80,380
Steven Madden Ltd.	221	8,175
Superior Group of Cos., Inc.	1,965	46,806
Vera Bradley, Inc.(1)	14,923	141,619
		9,097,290
Thrifts and Mortgage Finance — 4.0%
Axos Financial, Inc.(1)	69,803	3,229,785
Bridgewater Bancshares, Inc.(1)	25,877	373,923
Essent Group Ltd.	51,997	2,143,836
Federal Agricultural Mortgage Corp., Class C	13,293	1,146,521
Flagstar Bancorp, Inc.	41,178	1,786,713
FS Bancorp, Inc.	5,289	320,672
Hingham Institution For Savings (The)	1,803	437,011
Home Bancorp, Inc.	7,679	248,416
HomeStreet, Inc.	29,930	1,285,793
Luther Burbank Corp.	17,185	175,459
Merchants Bancorp	18,367	625,029
Meridian Bancorp, Inc.	2,395	40,116
Meta Financial Group, Inc.	24,700	1,093,963
MGIC Investment Corp.	291,911	3,555,476
Mr. Cooper Group, Inc.(1)	53,580	1,685,091
NMI Holdings, Inc., Class A(1)	86,072	1,967,606
OP Bancorp	16,003	147,068
PennyMac Financial Services, Inc.	58,580	3,468,522
Provident Financial Services, Inc.	1,956	39,570
Radian Group, Inc.	152,987	3,120,935
Riverview Bancorp, Inc.	27,189	179,447
Severn Bancorp, Inc.	12,957	106,247
Southern Missouri Bancorp, Inc.	8,376	307,734
Sterling Bancorp, Inc.(1)	16,201	83,273
Territorial Bancorp, Inc.	8,763	215,395
TrustCo Bank Corp. NY	108,881	749,101
Walker & Dunlop, Inc.	353	35,180
Washington Federal, Inc.	69,163	2,090,106
Waterstone Financial, Inc.	27,289	530,225
		31,188,213
Trading Companies and Distributors — 3.8%
Air Lease Corp.	116,951	5,363,373
Applied Industrial Technologies, Inc.	11,066	944,705
Boise Cascade Co.	57,272	2,860,164
CAI International, Inc.	15,547	684,068
GATX Corp.	44,730	4,268,584
H&E Equipment Services, Inc.	38,111	1,178,773

Avantis U.S. Small Cap Value ETF
	Shares	Value
Herc Holdings, Inc.(1)	34,539	$3,031,143
McGrath RentCorp	32,232	2,503,137
NOW, Inc.(1)	89,697	953,479
Rush Enterprises, Inc., Class A	18,566	787,755
Rush Enterprises, Inc., Class B	1,648	62,542
Systemax, Inc.	10,863	392,154
Textainer Group Holdings Ltd.(1)	37,230	969,469
Triton International Ltd.	80,117	4,629,160
Veritiv Corp.(1)	16,003	380,551
		29,009,057
Transportation Infrastructure — 0.3%
Macquarie Infrastructure Corp.	74,276	2,327,810
Wireless Telecommunication Services — 0.6%
Shenandoah Telecommunications Co.	51,248	2,272,849
Telephone and Data Systems, Inc.	118,392	2,118,033
United States Cellular Corp.(1)	16,003	470,968
		4,861,850
TOTAL COMMON STOCKS (Cost $542,906,724)		770,046,939
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $649,126)	649,126	649,126
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3)†
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $339,881)	339,881	339,881
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $543,895,731)		771,035,946
OTHER ASSETS AND LIABILITIES†		331,371
TOTAL NET ASSETS — 100.0%		$771,367,317

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $734,037. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $753,667, which includes securities collateral of $413,786.

See Notes to Financial Statements.

Statements of Assets and Liabilities

FEBRUARY 28, 2021 (UNAUDITED)
	Avantis Emerging Markets Equity ETF	Avantis International Equity ETF
Assets
Investment securities, at value (cost of $456,077,363 and $443,006,101, respectively) — including $13,400,012 and $29,505,416, respectively of securities on loan	$573,111,985	$553,916,006
Investment made with cash collateral received for securities on loan, at value (cost of $6,313,614 and $16,991,037, respectively)	6,313,614	16,991,037
Total investment securities, at value (cost of $462,390,977 and $459,997,138, respectively)	579,425,599	570,907,043
Foreign currency holdings, at value (cost of $36,362 and $147,181, respectively)	36,442	146,408
Receivable for investments sold	—	409,156
Dividends and interest receivable	695,421	928,739
Securities lending receivable	17,045	14,435
	580,174,507	572,405,781

Liabilities
Payable for collateral received for securities on loan	6,313,614	16,991,037
Payable for investments purchased	1,816	27,095
Accrued management fees	141,928	97,550
Accrued foreign taxes	1,481,796	—
	7,939,154	17,115,682

Net Assets	$572,235,353	$555,290,099

Shares outstanding (unlimited number of shares authorized)	8,800,000	9,500,000

Net Asset Value Per Share	$65.03	$58.45

Net Assets Consist of:
Capital paid in	$458,823,342	$444,507,443
Distributable earnings	113,412,011	110,782,656
	$572,235,353	$555,290,099

See Notes to Financial Statements.

FEBRUARY 28, 2021 (UNAUDITED)
	Avantis International Small Cap Value ETF	Avantis U.S. Equity ETF
Assets
Investment securities, at value (cost of $385,052,000 and $569,043,826, respectively) — including $20,103,152 and $942,261, respectively of securities on loan	$472,140,317	$729,115,344
Investment made with cash collateral received for securities on loan, at value (cost of $9,921,171 and $681,566, respectively)	9,921,171	681,566
Total investment securities, at value (cost of $394,973,171 and $569,725,392, respectively)	482,061,488	729,796,910
Foreign currency holdings, at value (cost of $22,424 and $—, respectively)	22,119	—
Receivable for investments sold	622,142	339,673
Receivable for capital shares sold	—	5,979,564
Dividends and interest receivable	673,905	907,880
Securities lending receivable	17,877	846
	483,397,531	737,024,873

Liabilities
Payable for collateral received for securities on loan	9,921,171	681,566
Payable for investments purchased	975,656	6,726,871
Accrued management fees	127,100	81,607
	11,023,927	7,490,044

Net Assets	$472,373,604	$729,534,829

Shares outstanding (unlimited number of shares authorized)	7,920,000	10,980,000

Net Asset Value Per Share	$59.64	$66.44

Net Assets Consist of:
Capital paid in	$382,365,287	$563,598,245
Distributable earnings	90,008,317	165,936,584
	$472,373,604	$729,534,829

See Notes to Financial Statements.

FEBRUARY 28, 2021 (UNAUDITED)
Avantis U.S. Small Cap Value ETF
Assets
Investment securities, at value (cost of $543,555,850) — including $734,037 of securities on loan	$770,696,065
Investment made with cash collateral received for securities on loan, at value (cost of $339,881)	339,881
Total investment securities, at value (cost of $543,895,731)	771,035,946
Receivable for investments sold	859,674
Receivable for capital shares sold	8,132,000
Dividends and interest receivable	816,588
Securities lending receivable	921
780,845,129

Liabilities
Payable for collateral received for securities on loan	339,881
Payable for investments purchased	8,998,819
Accrued management fees	139,112
9,477,812

Net Assets	$771,367,317

Shares outstanding (unlimited number of shares authorized)	11,420,000

Net Asset Value Per Share	$67.55

Net Assets Consist of:
Capital paid in	$511,314,932
Distributable earnings	260,052,385
$771,367,317

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED)
	Avantis Emerging Markets Equity ETF	Avantis International Equity ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $359,591 and $345,471, respectively)	$2,147,889	$3,553,360
Securities lending, net	69,303	82,740
Interest	126	101
	2,217,318	3,636,201

Expenses:
Management fees	636,878	494,433
Other expenses	2,830	463
	639,708	494,896

Net investment income (loss)	1,577,610	3,141,305

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $3,512 and $—, respectively ) (Note 4)	721,162	584,785
Foreign currency translation transactions	(118,493)	8,067
	602,669	592,852

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(1,314,345) and $—, respectively)	86,433,643	64,859,299
Translation of assets and liabilities in foreign currencies	(16,823)	(28,547)
	86,416,820	64,830,752

Net realized and unrealized gain (loss)	87,019,489	65,423,604

Net Increase (Decrease) in Net Assets Resulting from Operations	$88,597,099	$68,564,909

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED)
	Avantis International Small Cap Value ETF	Avantis U.S. Equity ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $254,773 and $755, respectively)	$3,773,924	$4,297,810
Securities lending, net	83,898	11,789
Interest	111	63
	3,857,933	4,309,662

Expenses:
Management fees	632,054	407,957
Other expenses	1,684	71
	633,738	408,028

Net investment income (loss)	3,224,195	3,901,634

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (Note 4)	4,488,311	4,890,333
Foreign currency translation transactions	72,857	—
	4,561,168	4,890,333

Change in net unrealized appreciation (depreciation) on:
Investments	71,045,210	89,910,526
Translation of assets and liabilities in foreign currencies	(11,848)	—
	71,033,362	89,910,526

Net realized and unrealized gain (loss)	75,594,530	94,800,859

Net Increase (Decrease) in Net Assets Resulting from Operations	$78,818,725	$98,702,493

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED)
Avantis U.S. Small Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $8,611)	$6,054,163
Securities lending, net	83,594
Interest	74
6,137,831

Expenses:
Management fees	627,204

Net investment income (loss)	5,510,627

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions (Note 4)	34,102,565
Change in net unrealized appreciation (depreciation) on investments	180,675,826

Net realized and unrealized gain (loss)	214,778,391

Net Increase (Decrease) in Net Assets Resulting from Operations	$220,289,018

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2020
	Avantis Emerging Markets Equity ETF		Avantis International Equity ETF
Increase (Decrease) in Net Assets	February 28, 2021	August 31, 2020(1)	February 28, 2021	August 31, 2020(2)
Operations
Net investment income (loss)	$1,577,610	$3,773,523	$3,141,305	$4,235,713
Net realized gain (loss)	602,669	(1,716,996)	592,852	(1,137,603)
Change in net unrealized appreciation (depreciation)	86,416,820	29,119,192	64,830,752	46,069,818
Net increase (decrease) in net assets resulting from operations	88,597,099	31,175,719	68,564,909	49,167,928

Distributions to Shareholders
From earnings	(4,487,700)	(1,873,420)	(4,253,130)	(2,697,051)

Capital Share Transactions
Proceeds from shares sold	245,278,926	216,143,439	152,009,315	294,873,218
Payments for shares redeemed	(2,598,710)	—	(2,375,090)	—
Net increase (decrease) in net assets from capital share transactions	242,680,216	216,143,439	149,634,225	294,873,218

Net increase (decrease) in net assets	326,789,615	245,445,738	213,946,004	341,344,095

Net Assets
Beginning of period	245,445,738	—	341,344,095	—
End of period	$572,235,353	$245,445,738	$555,290,099	$341,344,095

Transactions in Shares of the Funds
Sold	4,150,000	4,700,000	2,750,000	6,800,000
Redeemed	(50,000)	—	(50,000)	—
Net increase (decrease) in shares of the funds	4,100,000	4,700,000	2,700,000	6,800,000

(1)September 17, 2019 (fund inception) through August 31, 2020.
(2)September 24, 2019 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2020
	Avantis International Small Cap Value ETF		Avantis U.S. Equity ETF
Increase (Decrease) in Net Assets	February 28, 2021	August 31, 2020(1)	February 28, 2021	August 31, 2020(1)
Operations
Net investment income (loss)	$3,224,195	$1,786,182	$3,901,634	$3,862,339
Net realized gain (loss)	4,561,168	(1,179,477)	4,890,333	239,819
Change in net unrealized appreciation (depreciation)	71,033,362	16,051,402	89,910,526	70,160,992
Net increase (decrease) in net assets resulting from operations	78,818,725	16,658,107	98,702,493	74,263,150

Distributions to Shareholders
From earnings	(4,288,278)	(1,180,237)	(3,554,217)	(2,641,471)

Capital Share Transactions
Proceeds from shares sold	146,321,310	259,346,813	208,760,343	367,410,828
Payments for shares redeemed	(23,302,836)	—	(10,472,787)	(2,933,510)
Net increase (decrease) in net assets from capital share transactions	123,018,474	259,346,813	198,287,556	364,477,318

Net increase (decrease) in net assets	197,548,921	274,824,683	293,435,832	436,098,997

Net Assets
Beginning of period	274,824,683	—	436,098,997	—
End of period	$472,373,604	$274,824,683	$729,534,829	$436,098,997

Transactions in Shares of the Funds
Sold	2,640,000	5,700,000	3,390,000	7,830,000
Redeemed	(420,000)	—	(180,000)	(60,000)
Net increase (decrease) in shares of the funds	2,220,000	5,700,000	3,210,000	7,770,000

(1)September 24, 2019 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2020
	Avantis U.S. Small Cap Value ETF
Increase (Decrease) in Net Assets	February 28, 2021	August 31, 2020(1)
Operations
Net investment income (loss)	$5,510,627	$2,375,586
Net realized gain (loss)	34,102,565	(3,749,254)
Change in net unrealized appreciation (depreciation)	180,675,826	46,464,389
Net increase (decrease) in net assets resulting from operations	220,289,018	45,090,721

Distributions to Shareholders
From earnings	(3,934,528)	(1,392,826)

Capital Share Transactions
Proceeds from shares sold	288,753,122	311,600,590
Payments for shares redeemed	(89,038,780)	—
Net increase (decrease) in net assets from capital share transactions	199,714,342	311,600,590

Net increase (decrease) in net assets	416,068,832	355,298,485

Net Assets
Beginning of period	355,298,485	—
End of period	$771,367,317	$355,298,485

Transactions in Shares of the Funds
Sold	5,220,000	7,900,000
Redeemed	(1,700,000)	—
Net increase (decrease) in shares of the funds	3,520,000	7,900,000

(1)September 24, 2019 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 28, 2021 (UNAUDITED)

1.Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Emerging Markets Equity ETF, Avantis International Equity ETF, Avantis International Small Cap Value ETF, Avantis U.S. Equity ETF and Avantis U.S. Small Cap Value ETF (collectively, the funds) are five funds in a series issued by the trust. Each of the funds’ investment objective is to seek long-term capital appreciation. Shares of the funds are listed for trading on the NYSE Arca, Inc. Avantis Emerging Markets Equity ETF incepted on September 17, 2019. Avantis International Equity ETF, Avantis International Small Cap Value ETF, Avantis U.S. Equity ETF and Avantis U.S. Small Cap Value ETF incepted on September 24, 2019.

2.Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share.
If the funds determine that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the funds may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the funds to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The funds monitor for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The funds also monitor for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The funds may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for Avantis U.S. Equity ETF and Avantis U.S. Small Cap Value ETF, and semiannually for Avantis Emerging Markets Equity ETF, Avantis International Equity ETF and Avantis International Small Cap Value ETF. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Avantis Emerging Markets Equity ETF
Common Stocks	$6,313,614	—	—	—	$6,313,614
Gross amount of recognized liabilities for securities lending transactions					$6,313,614

Avantis International Equity ETF

Common Stocks	$16,991,037	—	—	—	$16,991,037
Gross amount of recognized liabilities for securities lending transactions					$16,991,037
Avantis International Small Cap Value ETF

Common Stocks	$9,921,171	—	—	—	$9,921,171
Gross amount of recognized liabilities for securities lending transactions					$9,921,171
Avantis U.S. Equity ETF

Common Stocks	$681,566	—	—	—	$681,566
Gross amount of recognized liabilities for securities lending transactions					$681,566
Avantis U.S. Small Cap Value ETF

Common Stocks	$339,881	—	—	—	$339,881
Gross amount of recognized liabilities for securities lending transactions					$339,881

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, the percentage of the shares of each fund as follows:

Avantis Emerging Markets Equity ETF	15%
Avantis International Equity ETF	12%
Avantis International Small Cap Value ETF	5%
Avantis U.S. Equity ETF	22%
Avantis U.S. Small Cap Value ETF	5%

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Avantis Emerging Markets Equity ETF	0.33%
Avantis International Equity ETF	0.23%
Avantis International Small Cap Value ETF	0.36%
Avantis U.S. Equity ETF	0.15%
Avantis U.S. Small Cap Value ETF	0.25%

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in-kind transactions, for the period ended February 28, 2021 were as follows:

	Avantis Emerging Markets Equity ETF	Avantis International Equity ETF	Avantis International Small Cap Value ETF	Avantis U.S. Equity ETF	Avantis U.S. Small Cap Value ETF
Purchases	$175,172,963	$93,489,793	$139,375,286	$31,011,309	$136,102,546
Sales	$17,705,174	$29,186,976	$77,425,014	$16,638,154	$59,010,884

Securities received or delivered in-kind through subscriptions and redemptions and in-kind net realized gain (loss) for the period ended February 28, 2021 were as follows:

	In-kind Subscriptions	In-kind Redemptions	In-kind Net Realized Gain/(Loss)*
Avantis Emerging Markets Equity ETF	$84,190,840	$2,557,006	$1,338,959
Avantis International Equity ETF	$86,552,080	$2,278,325	$1,185,244
Avantis International Small Cap Value ETF	$81,304,257	$22,770,859	$9,206,228
Avantis U.S. Equity ETF	$194,503,426	$10,199,214	$4,636,977
Avantis U.S. Small Cap Value ETF	$214,745,149	$88,128,640	$35,372,763
*Net realized gain (loss) on in-kind transactions are not considered taxable for federal income tax purposes.

5.Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in proceeds from shares sold in the Statements of Changes in Net Assets.

6.Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

Avantis Emerging Markets Equity ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$14,006,330	$14,330,249	—
Chile	865,047	2,846,206	—
China	63,891,557	144,010,767	—
Colombia	415,321	705,407	—
India	9,251,129	54,377,602	—
Indonesia	818,629	7,862,618	—
Mexico	2,517,322	7,697,413	—
Peru	1,435,411	—	—
Philippines	182,174	4,313,733	—
Russia	417,689	12,314,460	—
South Africa	3,772,031	19,225,902	—
South Korea	7,134,170	77,590,820	—
Taiwan	26,498,070	61,866,223	—
Turkey	164,555	3,075,364	—
Other Countries	—	30,959,840	—
Rights	—	88,230	—
Warrants	—	5,661	—
Temporary Cash Investments	472,055	—	—
Temporary Cash Investments - Securities Lending Collateral	6,313,614	—	—
	$138,155,104	$441,270,495	—

Avantis International Equity ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$3,987,226	$33,072,716	—
Belgium	1,023,322	4,241,119	—
Canada	42,323	52,013,425	—
Denmark	3,344,798	7,987,186	—
Finland	274,408	5,538,050	—
France	6,646,641	42,437,988	—
Germany	2,193,222	41,805,904	—
Hong Kong	411,584	15,869,490	—
Israel	1,237,146	3,138,473	—
Italy	853,311	11,853,746	—
Japan	12,724,746	114,598,498	—
Netherlands	6,722,707	12,923,187	—
Norway	432,653	3,919,508	—
Spain	2,824,814	9,217,347	—
Sweden	911,672	19,609,876	—
Switzerland	8,307,438	35,283,856	—
United Kingdom	29,520,154	45,280,661	—
Other Countries	—	13,453,606	—
Rights	—	10,073	—
Warrants	—	8,011	—
Temporary Cash Investments	195,121	—	—
Temporary Cash Investments - Securities Lending Collateral	16,991,037	—	—
	$98,644,323	$472,262,720	—

Avantis International Small Cap Value ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,699,391	$465,414,788	—
Rights	—	62,271	—
Temporary Cash Investments	1,963,867	—	—
Temporary Cash Investments - Securities Lending Collateral	9,921,171		—
	$16,584,429	$465,477,059	—

Avantis U.S. Equity ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$728,440,153	—	—
Temporary Cash Investments	675,191	—	—
Temporary Cash Investments - Securities Lending Collateral	681,566	—	—
	$729,796,910	—	—

Avantis U.S. Small Cap Value ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$770,046,939	—	—
Temporary Cash Investments	649,126	—	—
Temporary Cash Investments - Securities Lending Collateral	339,881	—	—
	$771,035,946	—	—
7.Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Avantis International Small Cap Value ETF and Avantis U.S. Small Cap Value ETF invest in common stocks of small companies. Because of this, the funds may be subject to greater risk and market fluctuations than funds investing in larger, more established companies.

8.Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Emerging Markets Equity ETF	Avantis International Equity ETF	Avantis International Small Cap Value ETF	Avantis U.S. Equity ETF	Avantis U.S. Small Cap Value ETF
Federal tax cost of investments	$462,593,362	$460,141,121	$395,265,220	$569,739,375	$543,918,825
Gross tax appreciation of investments	$125,333,770	$115,050,780	$92,165,421	$164,746,308	$229,993,875
Gross tax depreciation of investments	(8,501,533)	(4,284,858)	(5,369,153)	(4,688,773)	(2,876,754)
Net tax appreciation (depreciation) of investments	$116,832,237	$110,765,922	$86,796,268	$160,057,535	$227,117,121
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2020, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis Emerging Markets Equity ETF	$(1,549,623)	—
Avantis International Equity ETF	$(1,070,255)	—
Avantis International Small Cap Value ETF	$(1,176,472)	$(21,410)
Avantis U.S. Equity ETF	$(600,319)	—
Avantis U.S. Small Cap Value ETF	$(3,762,010)	—

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Equity ETF
2021(4)	$52.22	0.24	13.21	13.45	(0.64)	$65.03	25.84%	0.33%(5)	0.82%(5)	5%	$572,235
2020(6)	$50.00	1.35	1.41	2.76	(0.54)	$52.22	5.57%	0.33%(5)	2.95%(5)	8%	$245,446

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in-kind.
(4)Six months ended February 28, 2021 (unaudited).
(5)Annualized.
(6)September 17, 2019 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Equity ETF
2021(4)	$50.20	0.40	8.39	8.79	(0.54)	$58.45	17.55%	0.23%(5)	1.46%(5)	7%	$555,290
2020(6)	$50.00	1.12	(0.37)	0.75	(0.55)	$50.20	1.52%	0.23%(5)	2.57%(5)	8%	$341,344

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in-kind.
(4)Six months ended February 28, 2021 (unaudited).
(5)Annualized.
(6)September 24, 2019 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Small Cap Value ETF
2021(4)	$48.21	0.49	11.60	12.09	(0.66)	$59.64	25.13%	0.36%(5)	1.83%(5)	22%	$472,374
2020(6)	$50.00	0.93	(2.22)	(1.29)	(0.50)	$48.21	(2.58)%	0.36%(5)	2.20%(5)	32%	$274,825

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in-kind.
(4)Six months ended February 28, 2021 (unaudited).
(5)Annualized.
(6)September 24, 2019 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Equity ETF
2021(4)	$56.13	0.43	10.29	10.72	(0.41)	$66.44	19.22%	0.15%(5)	1.43%(5)	3%	$729,535
2020(6)	$50.00	0.82	5.84	6.66	(0.53)	$56.13	13.50%	0.15%(5)	1.76%(5)	3%	$436,099

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in-kind.
(4)Six months ended February 28, 2021 (unaudited).
(5)Annualized.
(6)September 24, 2019 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Value ETF
2021(4)	$44.97	0.60	22.42	23.02	(0.44)	$67.55	51.50%	0.25%(5)	2.19%(5)	12%	$771,367
2020(6)	$50.00	0.72	(5.30)	(4.58)	(0.45)	$44.97	(9.09)%	0.25%(5)	1.87%(5)	20%	$355,298

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in-kind.
(4)Six months ended February 28, 2021 (unaudited).
(5)Annualized.
(6)September 24, 2019 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Notes

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96955 2104

Semiannual Report

February 28, 2021

Avantis® Core Fixed Income ETF (AVIG)
Avantis® Core Municipal Fixed Income ETF (AVMU)
Avantis® Short-Term Fixed Income ETF (AVSF)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Yield Rose as Stimulus, Vaccines Sparked Optimism

Early in the reporting period, investors generally remained upbeat despite periodic upswings in virus cases, ongoing lockdowns in certain states and uncertainty surrounding the U.S. political climate. Significant support from the Federal Reserve and the federal government helped maintain investor confidence in the financial markets and strengthen the economic backdrop. Additionally, positive vaccine developments and a late-2020 federal coronavirus aid package also provided support. Furthermore, political clarity emerged following the January U.S. Senate run-off elections in Georgia, which triggered expectations for another federal COVID-19 relief bill in early 2021. The record $1.9 trillion American Rescue Plan Act of 2021 worked its way through Congress in February (and ultimately passed in early March).

Overall, the improving economic backdrop combined with massive monetary and fiscal support drove inflation expectations and U.S. bond yields higher. The yield on the benchmark 10-year U.S. Treasury note ended the reporting period at its highest level in more than one year. Municipal bond (muni) yields generally tracked Treasury yields higher but at a more modest pace.

Rising yields pressured U.S. investment-grade bond and muni returns, which declined. Shorter-maturity bonds generally outperformed longer-maturity bonds, and lower-quality bonds broadly outperformed higher-quality securities for the reporting period.

A Return to Normalcy in Sight

The return to pre-pandemic life appears to be on the horizon thanks to declining COVID-19 cases and expanding vaccine distribution programs. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. Nevertheless, until the vaccine is more widely available, investors still may face the effects of virus-related restrictions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors

2

Fund Characteristics

FEBRUARY 28, 2021

Avantis Core Fixed Income ETF
Portfolio at a Glance
Weighted Average Life to Maturity	7.9 years
Average Duration (effective)	6.8 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	60.8%
U.S. Treasury Securities	32.3%
U.S. Government Agency Mortgage-Backed Securities	19.7%
U.S. Government Agency Securities	1.3%
Sovereign Governments and Agencies	0.2%
Temporary Cash Investments	2.5%
Other Assets and Liabilities	(16.8)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

3

Fund Characteristics

FEBRUARY 28, 2021

Avantis Core Municipal Fixed Income ETF
Portfolio at a Glance
Weighted Average Life to Maturity	9.8 years
Average Duration (modified)	5.0 years

Top Five States and Territories	% of net assets
California	17.6%
New York	13.9%
Texas	7.6%
New Jersey	4.7%
Florida	4.3%

Top Five Sectors	% of fund investments
Special Tax	26%
General Obligation (GO) - Local	17%
General Obligation (GO) - State	13%
Public Power	7%
Prerefunded	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	98.8%
Temporary Cash Investments	0.2%
Other Assets and Liabilities	1.0%

4

Fund Characteristics

FEBRUARY 28, 2021

Avantis Short-Term Fixed Income ETF
Portfolio at a Glance
Weighted Average Life to Maturity	3.0 years
Average Duration (effective)	2.8 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	53.9%
U.S. Treasury Securities and Equivalents	40.2%
U.S. Government Agency Securities	4.8%
Other Assets and Liabilities	1.1%

5

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2020 to February 28, 2021 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Expenses Paid During Period(1) 9/1/20 - 2/28/21	Annualized Expense Ratio(1)
Avantis Core Fixed Income ETF
Actual	$1,000	$984.70	$0.57(2)	0.15%
Hypothetical	$1,000	$1,024.05	$0.75	0.15%
Avantis Core Municipal Fixed Income ETF
Actual	$1,000	$987.50	$0.34(3)	0.15%
Hypothetical	$1,000	$1,024.05	$0.75	0.15%
Avantis Short-Term Fixed Income ETF
Actual	$1,000	$999.80	$0.57(2)	0.15%
Hypothetical	$1,000	$1,024.05	$0.75	0.15%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 139, the number of days in the period from October 13, 2020 (fund inception) through February 28, 2021, divided by 365, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.
(3)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 83, the number of days in the period from December 8, 2020 (fund inception) through February 28, 2021, divided by 365, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.
7

Schedules of Investments

FEBRUARY 28, 2021 (UNAUDITED)

Avantis Core Fixed Income ETF
	Principal Amount	Value
CORPORATE BONDS — 60.8%
Aerospace and Defense — 2.6%
General Dynamics Corp., 3.625%, 4/1/30	$107,000	$121,868
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	50,000	55,246
Lockheed Martin Corp., 3.55%, 1/15/26	160,000	178,347
Northrop Grumman Corp., 3.25%, 1/15/28	70,000	76,325
Precision Castparts Corp., 3.25%, 6/15/25	70,000	76,430
Textron, Inc., 4.00%, 3/15/26	50,000	55,855
Textron, Inc., 2.45%, 3/15/31	70,000	69,265
		633,336
Airlines — 0.5%
Southwest Airlines Co., 5.125%, 6/15/27	52,000	60,959
Southwest Airlines Co., 2.625%, 2/10/30	61,000	60,784
		121,743
Auto Components — 0.4%
BorgWarner, Inc., 2.65%, 7/1/27	80,000	84,814
Automobiles — 1.4%
American Honda Finance Corp., MTN, 1.00%, 9/10/25	100,000	99,633
American Honda Finance Corp., MTN, 2.35%, 1/8/27	80,000	84,762
General Motors Financial Co., Inc., 5.10%, 1/17/24	44,000	49,035
Toyota Motor Credit Corp., MTN, 3.375%, 4/1/30	50,000	55,632
Toyota Motor Credit Corp., MTN, 1.65%, 1/10/31	63,000	61,614
		350,676
Banks — 5.8%
African Development Bank, 0.75%, 4/3/23	60,000	60,644
Asian Development Bank, MTN, 0.375%, 9/3/25	50,000	49,147
Asian Development Bank, MTN, 2.375%, 8/10/27	40,000	43,073
Asian Infrastructure Investment Bank (The), 0.50%, 5/28/25	100,000	99,507
Bank of Nova Scotia (The), 3.40%, 2/11/24	113,000	122,364
Council Of Europe Development Bank, 2.50%, 2/27/24	20,000	21,279
European Investment Bank, 0.625%, 7/25/25	70,000	69,688
European Investment Bank, 4.875%, 2/15/36	20,000	27,408
Fifth Third Bancorp, 3.65%, 1/25/24	110,000	119,348
Inter-American Development Bank, 3.00%, 10/4/23	50,000	53,469
Inter-American Development Bank, 2.375%, 7/7/27	40,000	42,971
International Bank for Reconstruction & Development, 1.75%, 4/19/23	50,000	51,634
International Bank for Reconstruction & Development, 0.75%, 11/24/27	100,000	97,166
International Bank for Reconstruction & Development, 0.875%, 5/14/30	30,000	28,445
International Finance Corp., MTN, 2.875%, 7/31/23	50,000	53,116
Santander Holdings USA, Inc., 3.45%, 6/2/25	60,000	64,556
Santander Holdings USA, Inc., 4.40%, 7/13/27	60,000	67,426
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	50,000	54,522
US Bancorp, MTN, 3.95%, 11/17/25	160,000	181,190
Wells Fargo & Co., MTN, 3.55%, 9/29/25	110,000	121,471
		1,428,424
8

Avantis Core Fixed Income ETF
	Principal Amount	Value
Beverages — 1.8%
Coca-Cola Co. (The), 2.875%, 10/27/25	$114,000	$124,286
Molson Coors Beverage Co., 3.00%, 7/15/26	120,000	129,363
PepsiCo, Inc., 3.00%, 10/15/27	120,000	132,127
PepsiCo, Inc., 1.40%, 2/25/31	51,000	48,899
		434,675
Biotechnology — 0.3%
AbbVie, Inc., 4.50%, 5/14/35	60,000	72,352
Capital Markets — 1.6%
BlackRock, Inc., 3.25%, 4/30/29	20,000	22,438
Brookfield Finance, Inc., 3.90%, 1/25/28	110,000	124,182
Charles Schwab Corp. (The), 3.20%, 3/2/27	50,000	55,199
Franklin Resources, Inc., 1.60%, 10/30/30	94,000	89,846
TD Ameritrade Holding Corp., 2.75%, 10/1/29	91,000	96,947
		388,612
Chemicals — 3.1%
Air Products and Chemicals, Inc., 1.50%, 10/15/25	120,000	122,779
DuPont de Nemours, Inc., 2.17%, 5/1/23	120,000	120,629
EI du Pont de Nemours and Co., 2.30%, 7/15/30	50,000	51,314
Linde, Inc., 3.20%, 1/30/26	80,000	88,259
Mosaic Co. (The), 5.45%, 11/15/33	100,000	124,112
RPM International, Inc., 4.55%, 3/1/29	106,000	121,910
Westlake Chemical Corp., 3.60%, 8/15/26	70,000	76,938
Westlake Chemical Corp., 3.375%, 6/15/30	50,000	53,576
		759,517
Commercial Services and Supplies — 0.3%
Waste Management, Inc., 7.00%, 7/15/28	48,000	65,089
Construction and Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/1/30	50,000	52,268
Consumer Finance — 0.5%
Synchrony Financial, 5.15%, 3/19/29	110,000	130,778
Diversified Financial Services — 0.2%
Equitable Holdings, Inc., 4.35%, 4/20/28	50,000	57,140
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 6.15%, 9/15/34	46,000	60,025
Telefonica Europe BV, 8.25%, 9/15/30	40,000	58,577
		118,602
Electric Utilities — 4.0%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25(1)	20,000	22,324
DTE Electric Co., 2.625%, 3/1/31	110,000	116,420
Duke Energy Carolinas LLC, 6.00%, 12/1/28	50,000	64,327
Duke Energy Ohio, Inc., 2.125%, 6/1/30	60,000	60,934
Entergy Arkansas LLC, 4.00%, 6/1/28	53,000	60,630
Entergy Louisiana LLC, 3.05%, 6/1/31	55,000	59,957
IPALCO Enterprises, Inc., 4.25%, 5/1/30(1)	94,000	106,173
PacifiCorp, 2.70%, 9/15/30	90,000	95,553
PPL Electric Utilities Corp., 6.25%, 5/15/39	30,000	42,998
Public Service Electric and Gas Co., MTN, 3.00%, 5/15/27	60,000	65,635
Puget Energy, Inc., 4.10%, 6/15/30	110,000	123,071
Union Electric Co., 2.95%, 3/15/30	112,000	122,001
9

Avantis Core Fixed Income ETF
	Principal Amount	Value
Wisconsin Power and Light Co., 3.00%, 7/1/29	$40,000	$43,781
		983,804
Electronic Equipment, Instruments and Components — 1.1%
Flex Ltd., 3.75%, 2/1/26	50,000	54,569
Flex Ltd., 4.875%, 5/12/30	40,000	46,608
Jabil, Inc., 3.00%, 1/15/31	50,000	51,171
Trimble, Inc., 4.90%, 6/15/28	103,000	121,541
		273,889
Energy Equipment and Services — 0.7%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27	50,000	55,249
Schlumberger Investment SA, 2.65%, 6/26/30	109,000	113,484
		168,733
Entertainment — 0.3%
Walt Disney Co. (The), 2.00%, 9/1/29	70,000	70,934
Equity Real Estate Investment Trusts (REITs) — 4.5%
American Campus Communities Operating Partnership LP, 3.875%, 1/30/31	110,000	122,197
American Homes 4 Rent LP, 4.25%, 2/15/28	109,000	122,548
American Tower Corp., 3.60%, 1/15/28	110,000	121,706
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	40,000	43,638
Brixmor Operating Partnership LP, 3.65%, 6/15/24	113,000	122,409
Corporate Office Properties LP, 2.25%, 3/15/26	119,000	122,173
Highwoods Realty LP, 4.125%, 3/15/28	55,000	60,849
Highwoods Realty LP, 2.60%, 2/1/31	60,000	59,507
Kilroy Realty LP, 2.50%, 11/15/32	130,000	126,341
Realty Income Corp., 3.65%, 1/15/28	60,000	67,059
Ventas Realty LP, 4.75%, 11/15/30	110,000	130,404
		1,098,831
Food and Staples Retailing — 1.2%
Sysco Corp., 6.60%, 4/1/40	90,000	128,398
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	20,000	22,030
Walgreens Boots Alliance, Inc., 3.20%, 4/15/30	50,000	53,794
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34	31,000	35,861
Walmart, Inc., 3.70%, 6/26/28	53,000	60,786
		300,869
Food Products — 1.5%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	110,000	122,333
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	120,000	129,962
Campbell Soup Co., 4.15%, 3/15/28	105,000	120,738
		373,033
Gas Utilities — 0.3%
Southern California Gas Co., 2.55%, 2/1/30	59,000	61,534
Health Care Equipment and Supplies — 0.5%
Edwards Lifesciences Corp., 4.30%, 6/15/28	42,000	48,231
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	70,000	77,023
		125,254
Health Care Providers and Services — 1.2%
CVS Health Corp., 1.875%, 2/28/31	88,000	85,129
HCA, Inc., 4.125%, 6/15/29	110,000	124,298
UnitedHealth Group, Inc., 3.45%, 1/15/27	40,000	44,811
UnitedHealth Group, Inc., 4.625%, 7/15/35	40,000	50,592
		304,830
10

Avantis Core Fixed Income ETF
	Principal Amount	Value
Household Durables — 0.4%
Whirlpool Corp., 4.00%, 3/1/24	$89,000	$97,806
Industrial Conglomerates — 0.7%
3M Co., MTN, 5.70%, 3/15/37	30,000	40,997
Roper Technologies, Inc., 1.40%, 9/15/27	120,000	118,817
		159,814
Insurance — 1.5%
Brighthouse Financial, Inc., 3.70%, 6/22/27	112,000	122,183
Chubb INA Holdings, Inc., 1.375%, 9/15/30	60,000	57,134
MetLife, Inc., 3.60%, 11/13/25	160,000	178,374
		357,691
Interactive Media and Services — 0.3%
Alphabet, Inc., 0.80%, 8/15/27	80,000	77,839
Internet and Direct Marketing Retail — 0.2%
Amazon.com, Inc., 5.20%, 12/3/25	50,000	59,405
IT Services — 1.9%
DXC Technology Co., 4.75%, 4/15/27	107,000	121,580
International Business Machines Corp., 1.95%, 5/15/30	184,000	182,436
Visa, Inc., 2.75%, 9/15/27	40,000	43,561
Visa, Inc., 1.10%, 2/15/31	50,000	46,916
Western Union Co. (The), 6.20%, 11/17/36	49,000	61,856
		456,349
Leisure Products — 0.5%
Hasbro, Inc., 3.50%, 9/15/27	111,000	120,789
Machinery — 2.6%
ABB Finance USA, Inc., 3.80%, 4/3/28	106,000	122,097
Caterpillar Financial Services Corp., MTN, 3.65%, 12/7/23	40,000	43,626
Caterpillar Financial Services Corp., MTN, 1.10%, 9/14/27	50,000	49,189
John Deere Capital Corp., MTN, 3.05%, 1/6/28	168,000	184,655
Kennametal, Inc., 4.625%, 6/15/28	108,000	122,829
Oshkosh Corp., 4.60%, 5/15/28	106,000	122,004
		644,400
Media — 0.8%
Comcast Corp., 4.25%, 10/15/30	100,000	117,925
ViacomCBS, Inc., 4.95%, 1/15/31	70,000	84,351
		202,276
Metals and Mining — 0.7%
Kinross Gold Corp., 4.50%, 7/15/27	70,000	80,089
Steel Dynamics, Inc., 3.25%, 1/15/31	90,000	96,750
		176,839
Multi-Utilities — 0.3%
San Diego Gas & Electric Co., 1.70%, 10/1/30	62,000	60,097
Multiline Retail — 0.5%
Dollar Tree, Inc., 4.20%, 5/15/28	50,000	57,355
Target Corp., 2.65%, 9/15/30	70,000	74,777
		132,132
Oil, Gas and Consumable Fuels — 5.8%
Burlington Resources LLC, 7.40%, 12/1/31	30,000	44,124
Canadian Natural Resources Ltd., 2.95%, 7/15/30	48,000	49,288
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	104,000	121,535
Chevron Corp., 1.55%, 5/11/25	70,000	71,794
11

Avantis Core Fixed Income ETF
	Principal Amount	Value
Chevron USA, Inc., 3.85%, 1/15/28	$43,000	$49,137
Cimarex Energy Co., 3.90%, 5/15/27	66,000	72,865
Cimarex Energy Co., 4.375%, 3/15/29	43,000	48,327
Enbridge, Inc., 3.125%, 11/15/29	70,000	74,826
Enterprise Products Operating LLC, 3.70%, 2/15/26	30,000	33,305
Equinor ASA, 3.70%, 3/1/24	20,000	21,900
Exxon Mobil Corp., 2.44%, 8/16/29	90,000	94,029
Exxon Mobil Corp., 2.61%, 10/15/30	60,000	62,873
Kinder Morgan, Inc., 5.30%, 12/1/34	30,000	36,293
Marathon Petroleum Corp., 4.70%, 5/1/25	40,000	45,530
MPLX LP, 2.65%, 8/15/30	49,000	48,797
Phillips 66, 3.90%, 3/15/28	40,000	45,362
Pioneer Natural Resources Co., 1.90%, 8/15/30	50,000	48,126
Shell International Finance BV, 3.25%, 5/11/25	30,000	32,720
Shell International Finance BV, 2.50%, 9/12/26	110,000	117,546
Shell International Finance BV, 4.125%, 5/11/35	20,000	23,549
Total Capital International SA, 2.43%, 1/10/25	47,000	49,548
Total Capital International SA, 2.99%, 6/29/41	36,000	36,343
TransCanada PipeLines Ltd., 4.25%, 5/15/28	40,000	46,149
Valero Energy Corp., 6.625%, 6/15/37	50,000	66,077
Valero Energy Partners LP, 4.50%, 3/15/28	43,000	48,626
Williams Cos., Inc. (The), 4.00%, 9/15/25	30,000	33,319
		1,421,988
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co., 3.25%, 2/27/27	54,000	59,986
Bristol-Myers Squibb Co., 1.45%, 11/13/30	76,000	73,006
Eli Lilly and Co., 3.375%, 3/15/29	65,000	72,830
Johnson & Johnson, 0.55%, 9/1/25	40,000	39,710
Johnson & Johnson, 2.90%, 1/15/28	90,000	98,990
Merck & Co., Inc., 0.75%, 2/24/26	70,000	69,685
Mylan, Inc., 4.55%, 4/15/28	102,000	118,374
Novartis Capital Corp., 3.10%, 5/17/27	110,000	121,616
Novartis Capital Corp., 2.20%, 8/14/30	60,000	62,034
Royalty Pharma plc, 2.20%, 9/2/30(1)	120,000	118,266
Sanofi, 3.625%, 6/19/28	108,000	122,817
		957,314
Semiconductors and Semiconductor Equipment — 1.4%
Broadcom, Inc., 4.11%, 9/15/28	110,000	122,195
Intel Corp., 4.60%, 3/25/40	48,000	60,527
NXP BV / NXP Funding LLC, 5.55%, 12/1/28(1)	40,000	48,929
QUALCOMM, Inc., 3.25%, 5/20/27	110,000	121,996
		353,647
Software — 0.9%
Adobe, Inc., 2.30%, 2/1/30	58,000	60,040
Microsoft Corp., 2.875%, 2/6/24	50,000	53,521
VMware, Inc., 4.70%, 5/15/30	100,000	117,295
		230,856
Specialty Retail — 1.2%
AutoNation, Inc., 3.80%, 11/15/27	66,000	72,668
AutoNation, Inc., 4.75%, 6/1/30	40,000	47,215
Home Depot, Inc. (The), 2.80%, 9/14/27	110,000	119,828
12

Avantis Core Fixed Income ETF
	Principal Amount	Value
TJX Cos., Inc. (The), 1.15%, 5/15/28	$50,000	$48,516
		288,227
Technology Hardware, Storage and Peripherals — 1.2%
Apple, Inc., 3.25%, 2/23/26	40,000	44,025
Apple, Inc., 3.20%, 5/11/27	20,000	22,133
Apple, Inc., 2.20%, 9/11/29	30,000	30,966
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	94,000	122,890
HP, Inc., 3.40%, 6/17/30	70,000	75,577
		295,591
Trading Companies and Distributors — 0.5%
Air Lease Corp., 3.625%, 12/1/27	113,000	120,933
Transportation Infrastructure — 0.5%
FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 8/20/35	117,765	118,595
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 3.75%, 4/15/27(1)	110,000	121,277
TOTAL CORPORATE BONDS (Cost $15,018,648)		14,913,602
U.S. TREASURY SECURITIES — 32.3%
U.S. Treasury Bills, 0.08%, 3/11/21(2)	650,000	649,996
U.S. Treasury Bills, 0.09%, 4/22/21(2)	625,000	624,980
U.S. Treasury Bills, 0.03%, 5/20/21(2)	550,000	549,959
U.S. Treasury Bonds, 1.125%, 8/15/40	255,000	218,264
U.S. Treasury Bonds, 4.75%, 2/15/41	84,000	123,539
U.S. Treasury Bonds, 2.875%, 8/15/45	388,000	446,382
U.S. Treasury Bonds, 3.00%, 11/15/45	188,000	221,069
U.S. Treasury Bonds, 2.50%, 2/15/46	135,000	145,326
U.S. Treasury Notes, 2.00%, 10/31/21	500,000	506,440
U.S. Treasury Notes, 1.375%, 10/15/22	365,000	372,414
U.S. Treasury Notes, 2.875%, 9/30/23	791,000	845,381
U.S. Treasury Notes, 0.125%, 12/15/23	30,000	29,898
U.S. Treasury Notes, 1.375%, 1/31/25	70,000	72,409
U.S. Treasury Notes, 2.75%, 8/31/25	926,000	1,013,970
U.S. Treasury Notes, 2.625%, 1/31/26	50,000	54,676
U.S. Treasury Notes, 0.50%, 8/31/27	418,000	403,860
U.S. Treasury Notes, 0.375%, 9/30/27(3)	1,009,000	965,605
U.S. Treasury Notes, 0.50%, 10/31/27	280,000	269,817
U.S. Treasury Notes, 0.625%, 8/15/30	446,000	416,522
TOTAL U.S. TREASURY SECURITIES (Cost $8,173,715)		7,930,507
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.7%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.7%
FNMA, 2.50%, 2/5/24	30,000	31,933
FNMA, 0.50%, 6/17/25	50,000	49,828
FNMA, 6.25%, 5/15/29	50,000	69,051
FNMA, 7.25%, 5/15/30	20,000	30,040
FNMA, 5.625%, 7/15/37	20,000	30,329
GNMA, 2.50%, TBA	250,000	259,043
GNMA, 3.00%, TBA	500,000	520,508
GNMA, 3.00%, TBA	500,000	521,035
UMBS, 1.50%, TBA	500,000	505,512
UMBS, 1.50%, TBA	250,000	252,433
13

Avantis Core Fixed Income ETF
	Principal Amount	Value
UMBS, 1.50%, TBA	$150,000	$147,381
UMBS, 1.50%, TBA	300,000	294,170
UMBS, 2.00%, TBA	250,000	258,371
UMBS, 2.00%, TBA	150,000	151,529
UMBS, 2.00%, TBA	150,000	151,210
UMBS, 2.00%, TBA	500,000	517,387
UMBS, 2.50%, TBA	500,000	518,398
UMBS, 2.50%, TBA	500,000	517,334
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $4,885,762)		4,825,492
U.S. GOVERNMENT AGENCY SECURITIES — 1.3%
FHLMC, 0.30%, 9/28/23	100,000	100,065
FHLMC, 1.50%, 2/12/25	70,000	72,872
FHLMC, 0.375%, 9/23/25	30,000	29,587
Tennessee Valley Authority, 7.125%, 5/1/30	20,000	29,790
Tennessee Valley Authority, 5.88%, 4/1/36	20,000	29,648
Tennessee Valley Authority, Series A, 2.875%, 2/1/27	60,000	66,650
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $332,052)		328,612
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Canada — 0.2%
Export Development Canada, 2.625%, 2/21/24 (Cost $53,424)	50,000	53,365
TEMPORARY CASH INVESTMENTS — 2.5%
Societe Generale SA, 0.25%, 3/1/21(1)(2) (Cost $625,000)	625,000	624,996
TOTAL INVESTMENT SECURITIES — 116.8% (Cost $29,088,601)		28,676,574
OTHER ASSETS AND LIABILITIES(4) — (16.8)%		(4,129,618)
TOTAL NET ASSETS — 100.0%		$24,546,956

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 35	Sell	1.00%	12/20/25	$750,000	$18,067	$(891)	$17,176

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

14

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
MTN	-	Medium Term Note
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,041,965, which represented 4.2% of total net assets.
(2)The rate indicated is the yield to maturity at purchase.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or swap agreements. At the period end, the aggregate value of securities pledged was $34,481.
(4)Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.
15

FEBRUARY 28, 2021 (UNAUDITED)

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
MUNICIPAL SECURITIES — 98.8%
Alabama — 2.8%
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/24	$100,000	$115,845
Alabama Public School and College Authority Rev., 5.00%, 11/1/37	200,000	260,458
Alabama Public School and College Authority Rev., 4.00%, 11/1/40	200,000	238,310
		614,613
Arizona — 1.7%
Arizona Transportation Board Rev., 5.00%, 7/1/24	50,000	57,587
Phoenix GO, 5.00%, 7/1/25	85,000	101,051
Pima County Sewer System Rev., 5.00%, 7/1/24	25,000	28,793
Pima County Sewer System Rev., 5.00%, 7/1/25	35,000	41,609
State of Arizona COP, 5.00%, 10/1/25	125,000	149,792
		378,832
California — 17.6%
California State Public Works Board Rev., 5.00%, 11/1/29	25,000	27,961
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/25	40,000	47,314
California State University Rev., 5.00%, 11/1/26	25,000	30,126
California State University Rev., 5.00%, 11/1/36	200,000	238,654
Chino Basin Regional Financing Authority Rev., (Inland Empire Utilities Agency), 4.00%, 11/1/25	25,000	28,754
Coast Community College District GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(1)	75,000	89,880
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/27 (AGM)(2)	50,000	46,530
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/30	135,000	159,872
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/33	30,000	37,302
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/35	30,000	37,116
Los Angeles Community College District GO, 5.00%, 8/1/23	25,000	27,843
Los Angeles Community College District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(1)	150,000	173,815
Los Angeles Community College District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(1)	90,000	104,289
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/37	60,000	73,669
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	200,000	253,386
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	75,000	88,168
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/24	25,000	28,793
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/24	45,000	48,900
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	25,000	29,757
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	50,000	57,497
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/34	50,000	57,981
Los Angeles Unified School District GO, 3.00%, 7/1/35	45,000	49,419
Los Angeles Unified School District GO, 3.00%, 7/1/45	150,000	157,193
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/24	80,000	92,826
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/31	60,000	73,123
16

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26 (AGM)	$120,000	$142,526
Perris Union High School District GO, 4.00%, 9/1/43 (AGM)	50,000	58,084
Riverside County Public Financing Authority Rev., (Riverside County), 4.125%, 11/1/40	10,000	10,863
Sacramento City Financing Authority Rev., (Sacramento), 5.25%, 12/1/30 (Ambac)	100,000	129,924
Sacramento Municipal Utility District Rev., 5.00%, 8/15/23	25,000	27,886
Sacramento Municipal Utility District Rev., 5.00%, 8/15/39	50,000	63,680
San Diego Community College District GO, 5.00%, 8/1/28	30,000	36,938
San Diego Community College District GO, 5.00%, 8/1/29	30,000	36,831
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/29	35,000	42,615
San Diego Unified School District GO, 5.00%, 7/1/26	75,000	89,518
San Diego Unified School District GO, 5.25%, 7/1/28 (AGM)	35,000	45,851
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/30(2)	40,000	34,621
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/35	5,000	6,296
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/24	25,000	29,137
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/34	25,000	30,483
San Jose Financing Authority Rev., (San Jose), 5.00%, 6/1/23, Prerefunded at 100% of Par(1)	45,000	49,744
State of California GO, 5.00%, 9/1/26	30,000	36,934
State of California GO, 5.00%, 8/1/28	5,000	6,280
State of California GO, 5.00%, 4/1/30	5,000	6,591
State of California GO, 5.25%, 8/1/32 (AGM)	230,000	318,308
State of California GO, 4.00%, 9/1/33	60,000	69,227
State of California GO, 3.00%, 10/1/35	250,000	275,812
State of California GO, 4.00%, 3/1/36	90,000	106,936
State of California Department of Water Resources Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(1)	25,000	27,695
State of California Department of Water Resources Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(1)	145,000	170,137
		3,913,085
Colorado — 3.4%
City & County of Denver GO, 5.00%, 8/1/30	325,000	435,324
City & County of Denver Airport System Rev., 5.00%, 11/15/23	50,000	56,259
City & County of Denver Airport System Rev., 5.00%, 11/15/24	30,000	34,962
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/24 (NATL)(2)	55,000	53,411
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/30 (NATL)(2)	80,000	66,817
Regional Transportation District Sales Tax Rev., 5.00%, 11/1/28	30,000	38,873
Regional Transportation District Sales Tax Rev., 5.00%, 11/1/31	15,000	16,128
State of Colorado COP, 4.00%, 12/15/37	40,000	47,568
		749,342
Connecticut — 2.3%
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 4.125%, 7/1/41	75,000	80,968
State of Connecticut GO, 5.00%, 10/15/22	25,000	26,944
State of Connecticut GO, 5.00%, 5/15/24	30,000	34,282
17

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
State of Connecticut GO, 5.00%, 4/15/25	$25,000	$29,405
State of Connecticut GO, 5.00%, 1/15/26	35,000	42,076
State of Connecticut GO, 5.00%, 11/15/31	30,000	35,470
State of Connecticut Special Tax Rev., 5.00%, 8/1/31	25,000	29,347
State of Connecticut Special Tax Rev., 5.00%, 5/1/37	75,000	94,471
State of Connecticut Special Tax Rev., 3.125%, 5/1/40	75,000	80,030
University of Connecticut Rev., 4.00%, 4/15/38	50,000	56,399
		509,392
District of Columbia — 3.9%
District of Columbia GO, 5.00%, 6/1/28	35,000	38,572
District of Columbia GO, 5.00%, 10/15/30	100,000	130,091
District of Columbia GO, 5.00%, 6/1/31	40,000	45,654
District of Columbia GO, 5.00%, 6/1/33	60,000	68,294
District of Columbia Rev., (District of Columbia Income Tax Rev.), 4.00%, 3/1/37	360,000	426,107
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/33	25,000	29,564
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	100,000	117,909
		856,191
Florida — 4.3%
Broward County Airport System Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	50,000	53,835
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	30,000	33,736
Hillsborough County School Board COP, 5.00%, 7/1/22, Prerefunded at 100% of Par(1)	30,000	31,942
Hillsborough County School Board COP, 5.00%, 7/1/26	105,000	124,036
Miami-Dade County GO, 4.00%, 7/1/33	50,000	55,041
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/23, Prerefunded at 100% of Par(1)	80,000	89,790
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/23	10,000	11,194
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/24	50,000	58,011
Miami-Dade County Water & Sewer System Rev., 3.125%, 10/1/39	25,000	26,822
Orange County Convention Center/Orlando Rev., 5.00%, 10/1/24	80,000	92,478
Orange County School Board COP, 5.00%, 8/1/34	90,000	108,158
Palm Beach County School District COP, 5.00%, 8/1/29	55,000	69,975
School Board of Miami-Dade County COP, 5.00%, 2/1/25	60,000	69,907
School District of Broward County COP, 5.00%, 7/1/22	25,000	26,590
State of Florida Department of Transportation Turnpike System Rev., 2.875%, 7/1/25	40,000	41,243
Tampa Bay Water Rev., 5.50%, 10/1/24 (NATL)	55,000	64,830
		957,588
Georgia — 4.0%
Atlanta Water & Wastewater Rev., 5.75%, 11/1/30 (AGM)	10,000	14,088
Atlanta Water & Wastewater Rev., 5.00%, 11/1/40	15,000	17,375
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/32 (AGM)	75,000	92,925
Metropolitan Atlanta Rapid Transit Authority Rev., 5.00%, 7/1/33	80,000	96,389
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	35,000	38,229
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/39	260,000	282,742
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/38	250,000	297,747
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/39	50,000	59,385
		898,880
Hawaii — 1.2%
City & County Honolulu Wastewater System Rev., 3.00%, 7/1/41	90,000	94,025
18

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
City & County of Honolulu GO, 5.00%, 3/1/25	$45,000	$53,014
City & County of Honolulu GO, 5.00%, 9/1/30	100,000	127,455
		274,494
Illinois — 2.5%
Chicago O'Hare International Airport Rev., 5.25%, 1/1/29	5,000	5,413
Chicago O'Hare International Airport Rev., 5.00%, 1/1/30	20,000	23,176
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	5,000	5,776
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	25,000	29,281
Chicago O'Hare International Airport Rev., 5.00%, 1/1/35	90,000	106,492
Cook County Sales Tax Rev., 4.00%, 11/15/40	105,000	122,126
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	25,000	32,667
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	75,000	89,221
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/25	100,000	119,680
State of Illinois GO, 5.50%, 5/1/39	15,000	18,226
		552,058
Indiana — 0.1%
Lake Central Multi-District School Building Corp. Rev., (Lake Central School Corp.), 5.00%, 1/15/23, Prerefunded at 100% of Par(1)	30,000	32,656
Kentucky — 0.3%
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 11/1/25	50,000	59,162
Louisiana — 0.6%
East Baton Rouge Sewerage Commission Rev., 5.00%, 2/1/25, Prerefunded at 100% of Par(1)	35,000	41,111
State of Louisiana GO, 5.00%, 8/1/27	75,000	91,681
		132,792
Maryland — 1.8%
Montgomery County GO, 5.00%, 11/1/23	50,000	56,262
Montgomery County GO, 5.00%, 11/1/24	35,000	40,847
State of Maryland GO, 5.00%, 3/15/23	45,000	49,367
State of Maryland GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(1)	50,000	55,725
State of Maryland GO, 5.00%, 3/15/25	25,000	29,546
State of Maryland GO, 5.00%, 3/15/29	25,000	32,797
State of Maryland GO, 5.00%, 3/15/31	25,000	30,807
State of Maryland GO, 5.00%, 8/1/35	35,000	46,101
State of Maryland Department of Transportation Rev., 5.00%, 11/1/23	55,000	61,857
		403,309
Massachusetts — 3.9%
Massachusetts GO, 5.25%, 8/1/22	5,000	5,362
Massachusetts GO, 5.50%, 8/1/30 (Ambac)	150,000	204,931
Massachusetts GO, 3.00%, 7/1/35	100,000	110,634
Massachusetts GO, 5.00%, 11/1/45	75,000	95,151
Massachusetts GO, 5.00%, 11/1/50	75,000	94,637
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 5.00%, 10/15/29	10,000	13,282
Massachusetts School Building Authority Rev., 5.00%, 11/15/33	25,000	30,343
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	60,000	70,252
Massachusetts Transportation Fund Rev., 5.00%, 6/1/25	150,000	178,261
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/23	60,000	66,808
		869,661
19

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
Michigan — 0.4%
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/26 (AGM)	$25,000	$28,668
Michigan State Building Authority Rev., 5.00%, 4/15/30	30,000	35,722
State of Michigan Rev., 5.00%, 3/15/22	25,000	26,217
		90,607
Minnesota — 0.9%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/27	30,000	36,959
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/31	35,000	42,035
State of Minnesota GO, 5.00%, 8/1/23	105,000	117,049
		196,043
Missouri — 0.4%
Missouri Highway & Transportation Commission Rev., 5.00%, 5/1/24	50,000	57,229
St. Louis Airport Rev., 5.50%, 7/1/28 (NATL)	25,000	32,249
		89,478
Nevada — 1.9%
Clark County Passenger Facility Charge Rev., 5.00%, 7/1/22	120,000	127,699
Clark County Passenger Facility Charge Rev., 5.00%, 7/1/33	15,000	18,884
Clark County School District GO, 5.00%, 6/15/27	25,000	29,682
State of Nevada Highway Improvement Rev., 5.00%, 12/1/25	50,000	60,359
State of Nevada Highway Improvement Rev., 5.00%, 12/1/26	45,000	54,989
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	50,000	60,868
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	55,000	67,646
		420,127
New Jersey — 4.7%
Garden State Preservation Trust Rev., 5.25%, 11/1/21 (AGM)	35,000	36,174
Garden State Preservation Trust Rev., 5.75%, 11/1/28 (AGM)	25,000	30,965
Garden State Preservation Trust Rev., Capital Appreciation, 0.00%, 11/1/28 (AGM)(2)	5,000	4,370
Hudson County Improvement Authority Rev., (Hudson County), 4.00%, 10/1/46	100,000	114,978
Hudson County Improvement Authority Rev., (Hudson County), 4.00%, 10/1/51	150,000	171,489
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/25	30,000	34,015
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/27	25,000	28,727
New Jersey Economic Development Authority Rev., (Rutgers The State University of New Jersey), 5.00%, 6/15/23, Prerefunded at 100% of Par(1)	100,000	110,748
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	35,000	39,255
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 6/15/29	20,000	24,165
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/36	20,000	22,421
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.00%, 6/15/37	25,000	27,255
New Jersey Transportation Trust Fund Authority Rev., 4.00%, 6/15/27	20,000	20,701
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	5,000	5,968
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/27	35,000	42,902
20

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/27	$25,000	$30,644
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/30	25,000	29,138
New Jersey Turnpike Authority Rev., 5.00%, 1/1/31	15,000	18,497
New Jersey Turnpike Authority Rev., 5.00%, 1/1/31	10,000	12,332
New Jersey Turnpike Authority Rev., 4.00%, 1/1/34	25,000	28,697
New Jersey Turnpike Authority Rev., 5.00%, 1/1/34	25,000	30,149
New Jersey Turnpike Authority Rev., 4.00%, 1/1/35	20,000	22,904
New Jersey Turnpike Authority Rev., 5.00%, 1/1/35	10,000	12,180
New Jersey Turnpike Authority Rev., 5.00%, 1/1/36	10,000	12,145
New Jersey Turnpike Authority Rev., 3.25%, 1/1/38	30,000	31,837
New Jersey Turnpike Authority Rev., 5.00%, 1/1/40	15,000	18,054
State of New Jersey GO, 5.00%, 6/1/28	50,000	62,384
State of New Jersey GO, 4.00%, 6/1/34	20,000	22,036
		1,045,130
New York — 13.9%
Dutchess County Local Development Corp. Rev., (Vassar College), 5.00%, 7/1/42	20,000	23,522
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/24	30,000	33,895
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/28	25,000	30,604
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/32	20,000	24,026
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	160,000	189,266
Metropolitan Transportation Authority Rev., 5.00%, 11/15/44 (AGM)	25,000	30,111
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.00%, 11/15/24	35,000	37,713
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/33	25,000	31,047
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/35	25,000	30,168
New York City GO, 5.00%, 8/1/22, Prerefunded at 100% of Par(1)	25,000	26,723
New York City GO, 5.00%, 8/1/25	165,000	189,862
New York City GO, 5.00%, 8/1/26	25,000	30,544
New York City GO, 5.00%, 8/1/27	50,000	55,481
New York City GO, 5.00%, 8/1/27	100,000	125,181
New York City GO, 5.00%, 8/1/28	110,000	119,577
New York City GO, 5.00%, 12/1/38	30,000	36,542
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 4.00%, 3/1/45 (AGM)	100,000	113,813
New York Convention Center Development Corp. Rev., 5.00%, 11/15/40	75,000	84,581
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/39	10,000	11,970
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/24	100,000	113,566
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/30	35,000	41,057
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/38	65,000	74,908
New York State Dormitory Authority Rev., (State University of New York), 5.00%, 7/1/23	5,000	5,510
New York State Dormitory Authority Rev., (State University of New York), 5.00%, 7/1/23, Prerefunded at 100% of Par(1)	50,000	55,553
New York State Dormitory Authority Rev., (Trustees of Columbia University in the New York City), 5.00%, 10/1/38	10,000	12,414
21

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
New York State Thruway Authority Rev., 5.00%, 1/1/23	$40,000	$43,376
New York State Thruway Authority Rev., 5.00%, 1/1/26	40,000	45,057
New York State Thruway Authority Rev., 5.00%, 1/1/29	100,000	116,003
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/23	40,000	43,839
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/25	30,000	34,140
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26	55,000	66,788
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	25,000	30,987
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	110,000	124,645
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	25,000	32,665
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/34	60,000	67,891
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/35	25,000	31,894
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	50,000	62,046
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/29	10,000	12,712
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/33	15,000	19,494
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	100,000	116,843
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/24	100,000	116,488
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/31	10,000	11,543
Sales Tax Asset Receivable Corp. Rev., 4.00%, 10/15/32	55,000	61,126
Suffolk County Water Authority Rev., 3.25%, 6/1/43	15,000	15,915
Triborough Bridge & Tunnel Authority Rev., 4.00%, 11/15/21	45,000	46,226
Triborough Bridge & Tunnel Authority Rev., 5.50%, 11/15/21 (NATL)	45,000	46,680
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/25	20,000	24,037
Utility Debt Securitization Authority Rev., 5.00%, 6/15/25	25,000	27,677
Utility Debt Securitization Authority Rev., 5.00%, 12/15/25	35,000	39,507
Utility Debt Securitization Authority Rev., 5.00%, 12/15/26	50,000	58,411
Utility Debt Securitization Authority Rev., 5.00%, 6/15/27	40,000	47,466
Utility Debt Securitization Authority Rev., 5.00%, 6/15/28	25,000	30,495
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	55,000	61,983
Utility Debt Securitization Authority Rev., 5.00%, 12/15/31	50,000	56,319
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	50,000	59,519
		3,079,406
North Carolina — 1.0%
State of North Carolina GO, 5.00%, 6/1/29	60,000	79,201
State of North Carolina Rev., 5.00%, 3/1/33	45,000	57,021
Wake County GO, 5.00%, 3/1/24	85,000	96,869
		233,091
Ohio — 1.2%
American Municipal Power, Inc. Rev., 5.00%, 2/15/33	70,000	90,129
Cincinnati City School District GO, 5.25%, 12/1/29 (NATL)	15,000	20,060
Cincinnati City School District GO, 5.25%, 12/1/30 (NATL)	30,000	40,940
Cincinnati City School District GO, 5.25%, 12/1/31 (NATL)	5,000	6,937
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/23	15,000	16,599
Rickenbacker Port Authority Rev., 5.375%, 1/1/32	5,000	6,374
State of Ohio GO, 5.00%, 8/1/24	30,000	34,686
22

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
State of Ohio Rev., 5.00%, 12/15/23	$55,000	$62,098
		277,823
Oklahoma — 0.6%
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/30	100,000	132,035
Oregon — 1.7%
Multnomah County School District No. 1 Portland GO, 5.00%, 6/15/24 (SCH BD GTY)	25,000	28,766
Oregon State Lottery Rev., 5.00%, 4/1/27 (MORAL OBLG)	175,000	205,891
State of Oregon Department of Transportation Rev., 5.00%, 11/15/23	30,000	33,790
State of Oregon Department of Transportation Rev., 5.00%, 11/15/24, Prerefunded at 100% of Par(1)	65,000	76,031
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 6/15/24, Prerefunded at 100% of Par (SCH BD GTY)(1)	35,000	40,300
		384,778
Pennsylvania — 2.5%
Allegheny County GO, 5.00%, 12/1/22, Prerefunded at 100% of Par(1)	55,000	59,643
Commonwealth Financing Authority Rev., (Pennsylvania Department of Community & Economic Development), 5.00%, 6/1/22, Prerefunded at 100% of Par(1)	40,000	42,427
Delaware Valley Regional Finance Authority Rev., 5.50%, 8/1/28 (Ambac)	25,000	32,247
Delaware Valley Regional Finance Authority Rev., 5.75%, 7/1/32	25,000	35,300
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	55,000	68,669
Pennsylvania GO, 5.00%, 4/1/23, Prerefunded at 100% of Par(1)	25,000	27,479
Pennsylvania GO, 4.00%, 7/1/23	25,000	27,158
Pennsylvania GO, 5.00%, 1/1/24	25,000	28,236
Pennsylvania GO, 5.00%, 1/1/28	5,000	6,174
Pennsylvania GO, 3.00%, 5/1/38	25,000	26,997
Pennsylvania State Public School Building Authority Rev., 5.00%, 6/1/29 (AGM)	30,000	37,942
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	30,000	33,839
Philadelphia Gas Works Co Rev., 5.00%, 8/1/50 (AGM)	100,000	123,357
		549,468
Rhode Island — 0.1%
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/23	25,000	27,611
South Carolina — 1.8%
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/23, Prerefunded at 100% of Par(1)	30,000	33,855
South Carolina Public Service Authority Rev., 5.00%, 12/1/26	50,000	57,864
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	45,000	51,600
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	40,000	48,064
South Carolina Public Service Authority Rev., 5.00%, 12/1/36	40,000	41,181
South Carolina Public Service Authority Rev., 3.00%, 12/1/41	50,000	52,286
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	60,000	69,175
South Carolina Transportation Infrastructure Bank Rev., 5.00%, 10/1/21	40,000	41,070
		395,095
Tennessee — 0.4%
Memphis GO, 5.00%, 5/1/23	25,000	27,537
23

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 1/1/26	$50,000	$60,516
		88,053
Texas — 7.6%
Austin GO, 2.95%, 9/1/27	25,000	27,328
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/22	10,000	10,707
Board of Regents of the University of Texas System Rev., 5.375%, 8/15/23	50,000	56,216
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	35,000	40,470
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	30,000	34,689
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/26	25,000	30,740
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	80,000	90,942
Dallas GO, 5.00%, 2/15/23	60,000	65,499
Dallas GO, 5.00%, 2/15/27	30,000	33,848
Dallas Area Rapid Transit Rev., 5.00%, 12/1/29	35,000	46,114
Dallas Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	35,000	40,535
Dallas Independent School District GO, 5.00%, 8/15/28 (PSF-GTD)	40,000	46,028
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	80,000	95,330
Harris County Flood Control District Rev., 5.00%, 10/1/26	25,000	29,093
Houston GO, 5.00%, 3/1/24	75,000	85,376
Houston GO, 5.00%, 3/1/28	35,000	44,560
Houston Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	50,000	56,854
Houston Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	55,000	66,369
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/23	35,000	37,940
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/38	30,000	33,861
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AGC)(2)	100,000	86,336
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/26	75,000	90,806
State of Texas GO, 4.00%, 4/1/24, Prerefunded at 100% of Par(1)	100,000	111,141
State of Texas GO, 5.00%, 4/1/24, Prerefunded at 100% of Par(1)	60,000	68,521
State of Texas GO, 5.00%, 10/1/28	40,000	47,954
State of Texas GO, 5.00%, 10/1/33	100,000	124,163
Texas Transportation Commission State Highway Fund Rev., 5.00%, 4/1/24	5,000	5,706
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/29	45,000	54,059
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/40	75,000	88,930
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	25,000	31,384
		1,681,499
Utah — 2.0%
State of Utah GO, 5.00%, 7/1/28	125,000	161,539
State of Utah GO, 5.00%, 7/1/29	40,000	52,140
Utah Transit Authority Rev., 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	30,000	35,675
Utah Transit Authority Rev., 5.00%, 6/15/25	110,000	130,069
24

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	$40,000	$54,486
		433,909
Virginia — 3.1%
Hampton Roads Transportation Accountability Commission Rev., 5.00%, 7/1/22	25,000	26,570
Richmond Public Utility Rev., 5.00%, 1/15/28	25,000	30,121
Virginia College Building Authority Rev., 5.00%, 2/1/30	50,000	62,752
Virginia College Building Authority Rev., 5.00%, 2/1/31	70,000	85,306
Virginia College Building Authority Rev., 4.00%, 2/1/33	40,000	44,374
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/24	50,000	57,308
Virginia Commonwealth Transportation Board Rev., 5.00%, 3/15/25	25,000	29,469
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/26	50,000	61,713
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/27	60,000	75,965
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/32	10,000	12,439
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/33	50,000	61,975
Virginia Public Building Authority Rev., 5.00%, 8/1/27	100,000	126,389
Virginia Small Business Financing Authority Rev., (Hampton University), 4.00%, 10/1/38	20,000	21,688
		696,069
Washington — 4.2%
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/32	50,000	59,464
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/22	75,000	79,843
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/23	35,000	38,825
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/25	25,000	29,768
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	65,000	81,851
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	25,000	28,677
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	20,000	25,057
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/31	15,000	17,126
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	50,000	58,831
State of Washington GO, 4.00%, 7/1/26	50,000	55,534
State of Washington GO, 5.00%, 8/1/28	50,000	61,087
State of Washington GO, 5.00%, 8/1/31	25,000	31,042
State of Washington GO, 5.00%, 8/1/32	255,000	316,514
State of Washington Rev., 5.00%, 9/1/23	35,000	39,034
		922,653
TOTAL MUNICIPAL SECURITIES (Cost $22,273,104)		21,944,930
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $47,031)	47,031	47,031
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $22,320,135)		21,991,961
OTHER ASSETS AND LIABILITIES — 1.0%		213,717
TOTAL NET ASSETS — 100.0%		$22,205,678
25

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
GO	-	General Obligation
MORAL OBLG	-	Moral Obligation Bond
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
SCH BD GTY	-	School Bond Guaranty
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.
26

FEBRUARY 28, 2021 (UNAUDITED)

Avantis Short-Term Fixed Income ETF
	Principal Amount	Value
CORPORATE BONDS — 53.9%
Aerospace and Defense — 0.6%
General Dynamics Corp., 3.50%, 5/15/25	$56,000	$61,553
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	48,000	52,953
		114,506
Automobiles — 0.5%
American Honda Finance Corp., MTN, 1.00%, 9/10/25	104,000	103,619
Banks — 13.9%
African Development Bank, 3.00%, 9/20/23	56,000	59,817
African Development Bank, MTN, 1.625%, 9/16/22	56,000	57,245
Asian Development Bank, MTN, 1.75%, 9/13/22	56,000	57,335
Asian Development Bank, MTN, 0.25%, 10/6/23	64,000	63,938
Asian Development Bank, MTN, 0.375%, 9/3/25	224,000	220,178
Asian Infrastructure Investment Bank (The), 0.25%, 9/29/23	184,000	183,445
Bank of America Corp., MTN, 3.875%, 8/1/25	88,000	98,500
Bank of Montreal, MTN, 1.85%, 5/1/25	96,000	99,233
Bank of Nova Scotia (The), 1.30%, 6/11/25	144,000	145,212
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	96,000	100,418
Citigroup, Inc., 3.30%, 4/27/25	88,000	96,439
Council Of Europe Development Bank, 0.25%, 6/10/23	24,000	23,995
Council Of Europe Development Bank, 1.375%, 2/27/25	64,000	66,075
European Bank for Reconstruction & Development, MTN, 0.25%, 7/10/23	40,000	39,946
European Investment Bank, 2.00%, 12/15/22	56,000	57,835
European Investment Bank, 1.375%, 5/15/23	40,000	41,037
European Investment Bank, MTN, 2.875%, 8/15/23	96,000	102,135
European Investment Bank, MTN, 3.125%, 12/14/23	16,000	17,256
Huntington Bancshares, Inc., 4.00%, 5/15/25	44,000	49,346
Inter-American Development Bank, 3.00%, 10/4/23	56,000	59,885
Inter-American Development Bank, 0.25%, 11/15/23	32,000	31,930
Inter-American Development Bank, 2.125%, 1/15/25	104,000	110,238
Inter-American Development Bank, 0.625%, 7/15/25	104,000	103,485
International Bank for Reconstruction & Development, 0.375%, 7/28/25	32,000	31,502
International Bank for Reconstruction & Development, 0.50%, 10/28/25	184,000	181,781
International Finance Corp., MTN, 2.875%, 7/31/23	152,000	161,474
JPMorgan Chase & Co., 3.90%, 7/15/25	88,000	98,069
Regions Financial Corp., 2.25%, 5/18/25	96,000	100,624
Royal Bank of Canada, MTN, 2.55%, 7/16/24	56,000	59,660
Santander Holdings USA, Inc., 4.50%, 7/17/25	88,000	98,386
Wells Fargo & Co., MTN, 3.55%, 9/29/25	48,000	53,006
Westpac Banking Corp., 3.65%, 5/15/23	108,000	115,840
		2,785,265
Biotechnology — 0.2%
AbbVie, Inc., 2.90%, 11/6/22	38,000	39,593
Capital Markets — 3.4%
Bank of New York Mellon Corp. (The), MTN, 3.50%, 4/28/23	136,000	145,361
Brookfield Finance, Inc., 4.00%, 4/1/24	88,000	96,322
Charles Schwab Corp. (The), 3.85%, 5/21/25	88,000	98,361
CME Group, Inc., 3.00%, 9/15/22	96,000	99,966
27

Avantis Short-Term Fixed Income ETF
	Principal Amount	Value
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	$88,000	$97,253
Janus Capital Group, Inc., 4.875%, 8/1/25	40,000	45,688
Lazard Group LLC, 3.75%, 2/13/25	88,000	96,085
		679,036
Chemicals — 0.8%
DuPont de Nemours, Inc., 2.17%, 5/1/23	64,000	64,336
EI du Pont de Nemours and Co., 1.70%, 7/15/25	56,000	57,454
Mosaic Co. (The), 4.25%, 11/15/23	40,000	43,538
		165,328
Consumer Finance — 1.5%
Capital One Financial Corp., 4.25%, 4/30/25	88,000	98,715
Discover Financial Services, 4.50%, 1/30/26	87,000	99,178
Synchrony Financial, 4.50%, 7/23/25	88,000	98,328
		296,221
Containers and Packaging — 0.1%
Packaging Corp. of America, 3.65%, 9/15/24	17,000	18,604
Electric Utilities — 0.7%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25(1)	48,000	53,578
Duke Energy Progress LLC, 3.25%, 8/15/25	32,000	35,007
PPL Capital Funding, Inc., 3.50%, 12/1/22	47,000	49,144
		137,729
Electronic Equipment, Instruments and Components — 0.6%
Flex Ltd., 3.75%, 2/1/26	63,000	68,757
Keysight Technologies, Inc., 4.55%, 10/30/24	48,000	54,082
		122,839
Entertainment — 0.3%
TWDC Enterprises 18 Corp., MTN, 3.15%, 9/17/25	48,000	52,575
Equity Real Estate Investment Trusts (REITs) — 4.6%
Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	88,000	96,447
Boston Properties LP, 3.20%, 1/15/25	88,000	94,697
Brixmor Operating Partnership LP, 3.25%, 9/15/23	84,000	89,031
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	48,000	51,303
CubeSmart LP, 4.375%, 12/15/23	88,000	96,101
Digital Realty Trust LP, 4.75%, 10/1/25	88,000	101,159
Kimco Realty Corp., 3.30%, 2/1/25	88,000	95,257
Simon Property Group LP, 3.50%, 9/1/25	88,000	95,962
Welltower, Inc., 3.95%, 9/1/23	96,000	103,862
WP Carey, Inc., 4.00%, 2/1/25	88,000	96,714
		920,533
Food and Staples Retailing — 0.7%
Costco Wholesale Corp., 2.75%, 5/18/24	56,000	59,991
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	32,000	35,231
Walmart, Inc., 3.40%, 6/26/23	48,000	51,331
		146,553
Food Products — 0.7%
Bunge Ltd. Finance Corp., 4.35%, 3/15/24	36,000	39,707
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	39,000	39,484
Hershey Co. (The), 2.05%, 11/15/24	48,000	50,557
		129,748
Health Care Providers and Services — 2.0%
Cardinal Health, Inc., 3.50%, 11/15/24	92,000	100,058
28

Avantis Short-Term Fixed Income ETF
	Principal Amount	Value
Cigna Corp., 3.05%, 11/30/22	$38,000	$39,700
CommonSpirit Health, 2.76%, 10/1/24	48,000	51,154
HCA, Inc., 5.00%, 3/15/24	88,000	98,597
Humana, Inc., 4.50%, 4/1/25	88,000	99,615
		389,124
Hotels, Restaurants and Leisure — 0.2%
Starbucks Corp., 3.80%, 8/15/25	43,000	48,030
Household Products — 0.3%
Colgate-Palmolive Co., MTN, 3.25%, 3/15/24	27,000	29,341
Procter & Gamble Co. (The), 3.10%, 8/15/23	37,000	39,692
		69,033
Insurance — 3.3%
Aflac, Inc., 3.625%, 6/15/23	65,000	69,876
American International Group, Inc., 3.75%, 7/10/25	88,000	97,221
Loews Corp., 2.625%, 5/15/23	96,000	100,158
MetLife, Inc., 4.37%, 9/15/23	127,000	139,700
Principal Financial Group, Inc., 3.40%, 5/15/25	88,000	96,091
Prudential Financial, Inc., MTN, 3.50%, 5/15/24	56,000	61,402
Unum Group, 4.50%, 3/15/25	88,000	98,724
		663,172
Internet and Direct Marketing Retail — 0.2%
Booking Holdings, Inc., 4.10%, 4/13/25	40,000	44,602
IT Services — 0.5%
Western Union Co. (The), 2.85%, 1/10/25	96,000	101,782
Machinery — 1.4%
Caterpillar Financial Services Corp., MTN, 3.30%, 6/9/24	15,000	16,314
Caterpillar Financial Services Corp., MTN, 1.45%, 5/15/25	48,000	48,975
Cummins, Inc., 3.65%, 10/1/23	56,000	60,367
Illinois Tool Works, Inc., 3.50%, 3/1/24	56,000	60,819
John Deere Capital Corp., MTN, 3.45%, 1/10/24	92,000	100,157
		286,632
Media — 0.5%
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	32,000	36,997
Comcast Corp., 3.375%, 8/15/25	56,000	61,492
		98,489
Metals and Mining — 1.2%
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23	45,000	49,062
Kinross Gold Corp., 5.95%, 3/15/24	56,000	63,584
Rio Tinto Finance USA Ltd., 3.75%, 6/15/25	64,000	71,099
Steel Dynamics, Inc., 2.40%, 6/15/25	56,000	58,832
		242,577
Multi-Utilities — 0.2%
Dominion Energy, Inc., 2.75%, 9/15/22	48,000	49,503
Multiline Retail — 0.5%
Dollar Tree, Inc., 4.00%, 5/15/25	88,000	97,941
Oil, Gas and Consumable Fuels — 6.2%
Canadian Natural Resources Ltd., 2.05%, 7/15/25	48,000	49,187
Chevron Corp., 1.14%, 5/11/23	144,000	146,594
Enbridge, Inc., 2.50%, 1/15/25	96,000	100,675
Enterprise Products Operating LLC, 3.35%, 3/15/23	96,000	100,796
EOG Resources, Inc., 2.625%, 3/15/23	96,000	100,051
29

Avantis Short-Term Fixed Income ETF
	Principal Amount	Value
Equinor ASA, 2.45%, 1/17/23	$16,000	$16,638
Equinor ASA, 3.70%, 3/1/24	16,000	17,520
Equinor ASA, 2.875%, 4/6/25	96,000	103,106
Exxon Mobil Corp., 2.71%, 3/6/25	96,000	102,174
Phillips 66 Partners LP, 2.45%, 12/15/24	48,000	50,365
Shell International Finance BV, 3.25%, 5/11/25	88,000	95,979
Total Capital Canada Ltd., 2.75%, 7/15/23	96,000	101,517
TransCanada PipeLines Ltd., 2.50%, 8/1/22	96,000	98,861
Valero Energy Corp., 2.85%, 4/15/25	48,000	50,680
Williams Cos., Inc. (The), 4.00%, 9/15/25	88,000	97,735
		1,231,878
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), 2.00%, 12/1/24	48,000	50,500
Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co., 3.55%, 8/15/22	96,000	100,540
GlaxoSmithKline Capital, Inc., 3.625%, 5/15/25	24,000	26,653
Novartis Capital Corp., 1.75%, 2/14/25	38,000	39,315
Novartis Capital Corp., 3.00%, 11/20/25	36,000	39,189
Royalty Pharma plc, 1.20%, 9/2/25(1)	104,000	103,591
		309,288
Road and Rail — 0.4%
Ryder System, Inc., MTN, 2.50%, 9/1/24	48,000	50,771
Ryder System, Inc., MTN, 3.35%, 9/1/25	24,000	26,209
		76,980
Semiconductors and Semiconductor Equipment — 1.9%
Broadcom, Inc., 4.70%, 4/15/25	88,000	99,386
Microchip Technology, Inc., 4.33%, 6/1/23	64,000	69,155
Micron Technology, Inc., 4.64%, 2/6/24	48,000	53,030
NXP BV / NXP Funding LLC, 4.875%, 3/1/24(1)	56,000	62,507
QUALCOMM, Inc., 3.00%, 5/20/22	96,000	99,284
		383,362
Software — 1.9%
Intuit, Inc., 0.95%, 7/15/25	56,000	56,178
Microsoft Corp., 2.875%, 2/6/24	112,000	119,887
Oracle Corp., 2.40%, 9/15/23	40,000	41,972
Oracle Corp., 2.95%, 5/15/25	56,000	60,270
VMware, Inc., 4.50%, 5/15/25	88,000	99,055
		377,362
Specialty Retail — 1.0%
Home Depot, Inc. (The), 3.75%, 2/15/24	88,000	95,845
Ross Stores, Inc., 4.60%, 4/15/25	88,000	100,001
		195,846
Technology Hardware, Storage and Peripherals — 1.2%
Apple, Inc., 0.75%, 5/11/23	136,000	137,292
Apple, Inc., 3.00%, 2/9/24	47,000	50,345
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	48,000	55,364
		243,001
Trading Companies and Distributors — 0.5%
Air Lease Corp., MTN, 2.875%, 1/15/26	95,000	98,918
TOTAL CORPORATE BONDS (Cost $10,789,933)		10,770,169
30

Avantis Short-Term Fixed Income ETF
	Principal Amount	Value
U.S. TREASURY SECURITIES AND EQUIVALENTS — 40.2%
Israel Government AID Bond, 5.50%, 9/18/23	$32,000	$36,244
U.S. Treasury Bonds, 8.00%, 11/15/21	357,600	377,770
U.S. Treasury Notes, 1.50%, 11/30/21	392,000	396,241
U.S. Treasury Notes, 2.125%, 12/31/21	388,000	394,656
U.S. Treasury Notes, 1.875%, 2/28/22	195,200	198,681
U.S. Treasury Notes, 0.125%, 7/31/22	500,000	500,098
U.S. Treasury Notes, 1.625%, 8/15/22	485,600	496,279
U.S. Treasury Notes, 1.875%, 8/31/22	483,200	495,941
U.S. Treasury Notes, 1.875%, 9/30/22	483,200	496,696
U.S. Treasury Notes, 1.375%, 10/15/22	484,800	494,647
U.S. Treasury Notes, 1.625%, 11/15/22	964,000	988,778
U.S. Treasury Notes, 0.125%, 10/15/23	1,000,000	997,656
U.S. Treasury Notes, 2.75%, 11/15/23	184,000	196,549
U.S. Treasury Notes, 2.375%, 2/29/24	120,000	127,523
U.S. Treasury Notes, 2.00%, 5/31/24	224,000	236,119
U.S. Treasury Notes, 2.75%, 8/31/25	356,800	390,696
U.S. Treasury Notes, 3.00%, 9/30/25	353,600	391,501
U.S. Treasury Notes, 0.25%, 10/31/25	204,000	200,207
U.S. Treasury Notes, 0.375%, 11/30/25	180,000	177,490
U.S. Treasury Notes, 0.375%, 1/31/26	430,000	423,080
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $8,037,262)		8,016,852
U.S. GOVERNMENT AGENCY SECURITIES — 4.8%
FHLB, 2.75%, 12/13/24	120,000	130,396
FHLB, 0.375%, 9/4/25	160,000	158,370
FHLMC, 0.125%, 7/25/22	24,000	24,014
FHLMC, 0.125%, 10/16/23	104,000	103,692
FHLMC, 0.25%, 11/6/23	104,000	103,969
FHLMC, 1.50%, 2/12/25	104,000	108,267
FHLMC, 0.375%, 9/23/25	60,000	59,175
FNMA, 2.375%, 1/19/23	16,000	16,679
FNMA, 0.25%, 7/10/23	152,000	152,236
FNMA, 0.50%, 11/7/25	104,000	103,020
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $962,701)		959,818
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $19,789,896)		19,746,839
OTHER ASSETS AND LIABILITIES — 1.1%		225,201
TOTAL NET ASSETS — 100.0%		$19,972,040

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
MTN	-	Medium Term Note
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $219,676, which represented 1.1% of total net assets.

See Notes to Financial Statements.
31

Statements of Assets and Liabilities

FEBRUARY 28, 2021 (UNAUDITED)
	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF
Assets
Investment securities, at value (cost of $29,088,601 and $22,320,135, respectively)	$28,676,574	$21,991,961
Cash	93,715	—
Receivable for investments sold	592,717	—
Receivable for variation margin on swap agreements	55	—
Interest receivable	167,358	216,310
	29,530,419	22,208,271

Liabilities
Payable for investments purchased	4,980,610	—
Accrued management fees	2,853	2,593
	4,983,463	2,593

Net Assets	$24,546,956	$22,205,678

Shares outstanding (unlimited number of shares authorized)	500,000	450,000

Net Asset Value Per Share	$49.09	$49.35

Net Assets Consist of:
Capital paid in	$25,000,000	$22,517,225
Distributable earnings	(453,044)	(311,547)
	$24,546,956	$22,205,678

See Notes to Financial Statements.
32

FEBRUARY 28, 2021 (UNAUDITED)
Avantis Short-Term Fixed Income ETF
Assets
Investment securities, at value (cost of $19,789,896)	$19,746,839
Cash	95,310
Interest receivable	132,196
19,974,345

Liabilities
Accrued management fees	2,305

Net Assets	$19,972,040

Shares outstanding (unlimited number of shares authorized)	400,000

Net Asset Value Per Share	$49.93

Net Assets Consist of:
Capital paid in	$20,000,000
Distributable earnings	(27,960)
$19,972,040

See Notes to Financial Statements.
33

Statements of Operations

FOR THE PERIOD ENDED FEBRUARY 28, 2021 (UNAUDITED)
	Avantis Core Fixed Income ETF(1)	Avantis Core Municipal Fixed Income ETF(2)
Investment Income (Loss)
Income:
Interest	$109,549	$37,772

Expenses:
Management fees	14,141	7,244

Net investment income (loss)	95,408	30,528

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(61,826)	(1,031)
Swap agreement transactions	(1,108)	—
	(62,934)	(1,031)

Change in net unrealized appreciation (depreciation) on:
Investments	(412,027)	(328,174)
Swap agreements	(891)	—
	(412,918)	(328,174)

Net realized and unrealized gain (loss)	(475,852)	(329,205)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(380,444)	$(298,677)

(1)October 13, 2020 (fund inception) through February 28, 2021.
(2)December 8, 2020 (fund inception) through February 28, 2021.

See Notes to Financial Statements.
34

FOR THE PERIOD ENDED FEBRUARY 28, 2021 (UNAUDITED)
Avantis Short-Term Fixed Income ETF(1)
Investment Income (Loss)
Income:
Interest	$44,395

Expenses:
Management fees	11,344

Net investment income (loss)	33,051

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	6,446
Change in net unrealized appreciation (depreciation) on investments	(43,057)

Net realized and unrealized gain (loss)	(36,611)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,560)

(1)October 13, 2020 (fund inception) through February 28, 2021.

See Notes to Financial Statements.
35

Statements of Changes in Net Assets

PERIOD ENDED FEBRUARY 28, 2021 (UNAUDITED)
	Avantis Core Fixed Income ETF(1)	Avantis Core Municipal Fixed Income ETF(2)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$95,408	$30,528
Net realized gain (loss)	(62,934)	(1,031)
Change in net unrealized appreciation (depreciation)	(412,918)	(328,174)
Net increase (decrease) in net assets resulting from operations	(380,444)	(298,677)

Distributions to Shareholders
From earnings	(72,600)	(12,870)

Capital Share Transactions
Proceeds from shares sold	25,000,000	22,517,225

Net increase (decrease) in net assets	24,546,956	22,205,678

Net Assets
End of period	$24,546,956	$22,205,678

Transactions in Shares of the Funds
Sold	500,000	450,000

(1)October 13, 2020 (fund inception) through February 28, 2021.
(2)December 8, 2020 (fund inception) through February 28, 2021.

See Notes to Financial Statements.
36

PERIOD ENDED FEBRUARY 28, 2021 (UNAUDITED)
Avantis Short-Term Fixed Income ETF(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,051
Net realized gain (loss)	6,446
Change in net unrealized appreciation (depreciation)	(43,057)
Net increase (decrease) in net assets resulting from operations	(3,560)

Distributions to Shareholders
From earnings	(24,400)

Capital Share Transactions
Proceeds from shares sold	20,000,000

Net increase (decrease) in net assets	19,972,040

Net Assets
End of period	$19,972,040

Transactions in Shares of the Funds
Sold	400,000

(1)October 13, 2020 (fund inception) through February 28, 2021.

See Notes to Financial Statements.
37

Notes to Financial Statements

FEBRUARY 28, 2021 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Core Fixed Income ETF, Avantis Core Municipal Fixed Income ETF and Avantis Short-Term Fixed Income ETF (collectively, the funds) are three funds in a series issued by the trust. The investment objective for Avantis Core Fixed Income ETF and Avantis Short-Term Fixed Income ETF is to seek to maximize total return. Avantis Core Municipal Fixed Income ETF’s investment objective is to seek current income that is exempt from federal income tax. Shares of the funds are listed for trading on the NYSE Arca, Inc. Avantis Core Fixed Income ETF and Avantis Short-Term Fixed Income ETF incepted on October 13, 2020. Avantis Core Municipal Fixed Income ETF incepted on December 8, 2020.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, municipal securities, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported NAV per share. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the funds determine that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the funds may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the funds to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The funds monitor for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
38

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The funds may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The funds may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 50%, 42% and 57% of the shares of Avantis Core Fixed Income ETF, Avantis Core Municipal Fixed Income ETF and Avantis Short-Term Fixed Income ETF, respectively. Related parties do not invest in the funds for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Avantis Core Fixed Income ETF	0.15%
Avantis Core Municipal Fixed Income ETF	0.15%
Avantis Short-Term Fixed Income ETF	0.15%
39

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in-kind transactions, for the period ended February 28, 2021 were as follows:

	Avantis Core Fixed Income ETF(1)	Avantis Core Municipal Fixed Income ETF(2)	Avantis Short-Term Fixed Income ETF(1)
Purchases	$25,906,661(3)	$5,380,419	$6,335,036(3)
Sales	$21,447,782(4)	$2,116,535	$5,333,275(4)
(1)October 13, 2020 (fund inception) through February 28, 2021.
(2)December 8, 2020 (fund inception) through February 28, 2021.
(3)$20,377,098 and $3,379,790 represented U.S. Treasury and Government Agency obligations, respectively.
(4)$16,552,603 and $1,475,861 represented U.S. Treasury and Government Agency obligations, respectively.

Securities received or delivered in-kind through subscriptions and redemptions and in-kind net realized gain (loss) for the period ended February 28, 2021 were as follows:

	In-kind Subscriptions	In-kind Redemptions	In-kind Net Realized Gain/(Loss)*
Avantis Core Fixed Income ETF(1)	$22,344,987	—	—
Avantis Core Municipal Fixed Income ETF (2)	$18,985,133	—	—
Avantis Short-Term Fixed Income ETF(1)	$19,803,750	—	—
*Net realized gain (loss) on in-kind transactions are not considered taxable for federal income tax purposes.
(1)October 13, 2020 (fund inception) through February 28, 2021.
(2)December 8, 2020 (fund inception) through February 28, 2021.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in proceeds from shares sold in the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
40

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

Avantis Core Fixed Income ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$14,913,602	—
U.S. Treasury Securities	—	7,930,507	—
U.S. Government Agency Mortgage-Backed Securities	—	4,825,492	—
U.S. Government Agency Securities	—	328,612	—
Sovereign Governments and Agencies	—	53,365	—
Temporary Cash Investments	—	624,996	—
	—	$28,676,574	—
Other Financial Instruments
Swap Agreements	—	$17,176	—

Avantis Core Municipal Fixed Income ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$21,944,930	—
Temporary Cash Investments	$47,031	—	—
	$47,031	$21,944,930	—

Avantis Short-Term Fixed Income ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$10,770,169	—
U.S. Treasury Securities and Equivalents	—	8,016,852	—
U.S. Government Agency Securities	—	959,818	—
	—	$19,746,839	—

7. Derivative Instruments

Credit Risk — The funds are subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. Avantis Core Fixed Income ETF's average notional amount held during the period was $550,000.
41

The value of credit risk derivative instruments for Avantis Core Fixed Income ETF as of February 28, 2021, is disclosed on the Statement of Assets and Liabilities as an asset of $55 in receivable for variation margin on swap agreements.* For the period from October 13, 2020 (fund inception) through February 28, 2021, the effect of credit risk derivative instruments on the Statement of Operations was $(1,108) in net realized gain (loss) on swap agreement transactions and $(891) in change in net unrealized appreciation (depreciation) on swap agreements.

* Included in the unrealized appreciation (depreciation) on centrally cleared swap agreements, as reported in the Schedule of Investments.

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the funds.

A fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF	Avantis Short-Term Fixed Income ETF
Federal tax cost of investments	$29,089,359	$22,320,135	$19,789,896
Gross tax appreciation of investments	$46,170	$4,591	$21,749
Gross tax depreciation of investments	(458,955)	(332,765)	(64,806)
Net tax appreciation (depreciation) of investments	$(412,785)	$(328,174)	$(43,057)

For Avantis Core Fixed Income ETF, the difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. For Avantis Core Municipal Fixed Income ETF and Avantis Short-Term Fixed Income ETF, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

42

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Core Fixed Income ETF
2021(4)	$50.00	0.19	(0.95)	(0.76)	(0.15)	$49.09	(1.53)%	0.15%(5)	1.01%(5)	81%	$24,547

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in-kind.
(4)October 13, 2020 (fund inception) through February 28, 2021 (unaudited).
(5)Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Core Municipal Fixed Income ETF
2021(4)	$50.00	0.07	(0.69)	(0.62)	(0.03)	$49.35	(1.25)%	0.15%(5)	0.63%(5)	11%	$22,206

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in-kind.
(4)December 8, 2020 (fund inception) through February 28, 2021 (unaudited).
(5)Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Short-Term Fixed Income ETF
2021(4)	$50.00	0.08	(0.09)	(0.01)	(0.06)	$49.93	(0.02)%	0.15%(5)	0.44%(5)	27%	$19,972

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in-kind.
(4)October 13, 2020 (fund inception) through February 28, 2021 (unaudited).
(5)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 5, 2020, the Funds’ Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Avantis Core Fixed Income ETF, the Avantis Core Municipal Fixed Income ETF and the Avantis Short-Term Fixed Income ETF (collectively the "New Funds"). Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent trustees and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the New Funds. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Funds’ characteristics and key attributes, the rationale for launching the New Funds, the experience of the staff designated to manage the New Funds, the proposed pricing, and the markets in which the New Funds would be sold. The information considered and the discussions held included, but were not limited to:

•the nature, extent, and quality of investment management and other services to be provided to the New Funds;
•the wide range of other programs and services the Advisor would provide to each New Fund and its shareholders on a routine and non-routine basis;
•each New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning each New Fund compared to the cost of owning similar funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Funds.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing each New Fund’s fee to the total expense ratio of peer funds. The annual management fees charged to shareholders of each of the Avantis Core Fixed Income ETF, the Avantis Core Municipal Fixed Income ETF and the Avantis Short-Term Fixed Income ETF were below the median of the total expense ratios of their respective peer universe.

When considering the approval of the management agreement for the New Funds, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Funds and the risk that the New Funds will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Funds would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the New Funds.

The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the New Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the New Funds and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

46

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

47

Notes

48

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96957 2104

Semiannual Report

February 28, 2021

Avantis® Emerging Markets Equity Fund
Institutional Class (AVEEX)
G Class (AVENX)
Avantis® International Equity Fund
Institutional Class (AVDEX)
G Class (AVDNX)
Avantis® International Small Cap Value Fund
Institutional Class (AVDVX)
G Class (AVANX)
Avantis® U.S. Equity Fund
Institutional Class (AVUSX)
G Class (AVUNX)
Avantis® U.S. Small Cap Value Fund
Institutional Class (AVUVX)
G Class (AVCNX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Stocks Rallied as Stimulus, Vaccines Sparked Optimism

Stocks and other riskier assets delivered robust returns for the six-month period. Investors generally remained upbeat despite periodic upswings in virus cases, ongoing lockdowns in certain regions and uncertainty surrounding the U.S. political climate. Significant support from global central banks and federal governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop. Additionally, positive vaccine developments and a late-2020 federal coronavirus aid package also provided support. Furthermore, political clarity emerged following the January U.S. Senate run-off elections in Georgia, which triggered expectations for another federal COVID-19 relief bill. The record $1.9 trillion American Rescue Plan Act of 2021 worked its way through Congress in February (and ultimately passed in early March).

Overall, the improving economic backdrop combined with massive monetary and fiscal support drove inflation expectations and U.S. bond yields higher. For example, the yield on the benchmark 10-year U.S. Treasury note increased more than 70 basis points for the six-month period.

Non-U.S. stocks generally outpaced U.S. stocks for the period, and within the U.S. market, small-cap stocks (Russell 2000® Index) were top performers, gaining more than 40%. Value stocks outperformed growth stocks across the board. Rising yields pressured U.S. investment-grade bond returns, which declined nearly 2%, and municipal bonds, which were up slightly. Lower-quality bonds rallied in the risk-on climate.

A Return to Normalcy in Sight

The return to pre-pandemic life appears to be on the horizon thanks to declining COVID-19 cases and expanding vaccine distribution programs. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. Nevertheless, until the vaccine is more widely available, investors still may face the effects of virus-related restrictions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors
2

Fund Characteristics

FEBRUARY 28, 2021

Avantis Emerging Markets Equity Fund
Top Ten Holdings	% of net assets
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8%
Samsung Electronics Co. Ltd., GDR	3.4%
Tencent Holdings Ltd.	3.2%
Alibaba Group Holding Ltd., ADR	2.1%
Baidu, Inc., ADR	1.3%
China Construction Bank Corp., H Shares	1.0%
Ping An Insurance Group Co. of China Ltd., H Shares	0.9%
NetEase, Inc., ADR	0.9%
JD.com, Inc., ADR	0.8%
Vale SA, ADR	0.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Rights	—*
Warrants	—*
Total Equity Exposure	99.2%
Temporary Cash Investments	0.9%
Temporary Cash Investments - Securities Lending Collateral	1.4%
Other Assets and Liabilities	(1.5)%
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
China	33.1%
Taiwan	15.4%
South Korea	14.0%
India	11.3%
Brazil	5.4%
South Africa	4.3%
Russia	2.8%
Thailand	2.3%
Mexico	2.2%
Other Countries	8.4%
Cash and Equivalents*	0.8%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

3

Fund Characteristics

FEBRUARY 28, 2021

Avantis International Equity Fund
Top Ten Holdings	% of net assets
Roche Holding AG	0.9%
Novartis AG, ADR	0.7%
Royal Dutch Shell plc, ADR*	0.7%
Sony Corp., ADR	0.6%
Toyota Motor Corp., ADR	0.6%
ASML Holding NV, NY Shares	0.6%
LVMH Moet Hennessy Louis Vuitton SE	0.5%
TOTAL SE, ADR	0.5%
Novo Nordisk A/S, ADR	0.5%
Nestle SA	0.5%
*Includes all classes of the issuer held by the fund.

Types of Investments in Portfolio	% of net assets
Common Stocks	99.0%
Rights	—*
Warrants	—*
Total Equity Exposure	99.0%
Temporary Cash Investments	0.9%
Temporary Cash Investments - Securities Lending Collateral	3.8%
Other Assets and Liabilities	(3.7)%
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
Japan	22.8%
United Kingdom	13.5%
Canada	9.2%
France	8.8%
Germany	7.8%
Switzerland	7.7%
Australia	6.6%
Sweden	3.6%
Netherlands	3.5%
Hong Kong	2.9%
Italy	2.4%
Spain	2.2%
Denmark	2.0%
Other Countries	6.0%
Cash and Equivalents*	1.0%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

4

Fund Characteristics

FEBRUARY 28, 2021

Avantis International Small Cap Value Fund
Top Ten Holdings	% of net assets
AerCap Holdings NV	0.8%
Johnson Matthey plc	0.7%
M&G plc	0.7%
Royal Mail plc	0.7%
J Sainsbury plc	0.6%
ASR Nederland NV	0.6%
Bucher Industries AG	0.6%
Rheinmetall AG	0.5%
Hutchison Port Holdings Trust, U Shares	0.5%
Peab AB, Class B	0.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.5%
Rights	—*
Total Equity Exposure	98.5%
Temporary Cash Investments	1.4%
Temporary Cash Investments - Securities Lending Collateral	2.0%
Other Assets and Liabilities	(1.9)%
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
Japan	25.0%
United Kingdom	16.2%
Canada	8.4%
Australia	8.0%
Sweden	6.6%
Germany	4.9%
Switzerland	4.8%
France	2.8%
Netherlands	2.7%
Italy	2.6%
Norway	2.2%
Israel	2.1%
Other Countries	12.2%
Cash and Equivalents*	1.5%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

5

Fund Characteristics

FEBRUARY 28, 2021

Avantis U.S. Equity Fund
Top Ten Holdings	% of net assets
Microsoft Corp.	3.2%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.6%
Alphabet, Inc.*	2.2%
JPMorgan Chase & Co.	0.9%
Johnson & Johnson	0.9%
Facebook, Inc., Class A	0.9%
PayPal Holdings, Inc.	0.8%
Intel Corp.	0.6%
Tesla, Inc.	0.6%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Software	6.4%
Banks	6.1%
Semiconductors and Semiconductor Equipment	5.3%
IT Services	4.2%
Capital Markets	3.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Temporary Cash Investments	0.7%
Temporary Cash Investments - Securities Lending Collateral	0.1%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.
6

Fund Characteristics

FEBRUARY 28, 2021

Avantis U.S. Small Cap Value Fund
Top Ten Holdings	% of net assets
Ovintiv, Inc.	0.9%
Cimarex Energy Co.	0.8%
Marathon Oil Corp.	0.8%
SLM Corp.	0.8%
Alcoa Corp.	0.8%
Air Lease Corp.	0.7%
Louisiana-Pacific Corp.	0.7%
Macy's, Inc.	0.7%
Ensign Group, Inc. (The)	0.6%
Unum Group	0.6%

Top Five Industries	% of net assets
Banks	15.0%
Oil, Gas and Consumable Fuels	9.4%
Specialty Retail	6.5%
Thrifts and Mortgage Finance	4.6%
Trading Companies and Distributors	4.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Temporary Cash Investments	0.4%
Temporary Cash Investments - Securities Lending Collateral	0.2%
Other Assets and Liabilities	(0.1)%

7

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2020 to February 28, 2021 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Expenses Paid During Period(1) 9/1/20 - 2/28/21	Annualized Expense Ratio(1)
Avantis Emerging Markets Equity Fund
Actual
Institutional Class	$1,000	$1,260.70	$1.85	0.33%
G Class	$1,000	$974.90	$0.00(2)	0.00%(3)
Hypothetical
Institutional Class	$1,000	$1,023.16	$1.66	0.33%
G Class	$1,000	$1,024.80	$0.00	0.00%(3)
Avantis International Equity Fund
Actual
Institutional Class	$1,000	$1,171.10	$1.24	0.23%
G Class	$1,000	$992.10	$0.00(2)	0.00%(3)
Hypothetical
Institutional Class	$1,000	$1,023.65	$1.15	0.23%
G Class	$1,000	$1,024.80	$0.00	0.00%(3)
Avantis International Small Cap Value Fund
Actual
Institutional Class	$1,000	$1,242.60	$2.00	0.36%
G Class	$1,000	$1,010.60	$0.00(2)	0.00%(3)
Hypothetical
Institutional Class	$1,000	$1,023.01	$1.81	0.36%
G Class	$1,000	$1,024.80	$0.00	0.00%(3)
Avantis U.S. Equity Fund
Actual
Institutional Class	$1,000	$1,189.00	$0.81	0.15%
G Class	$1,000	$1,005.50	$0.00(2)	0.00%(3)
Hypothetical
Institutional Class	$1,000	$1,024.05	$0.75	0.15%
G Class	$1,000	$1,024.80	$0.00	0.00%(3)
Avantis U.S. Small Cap Value Fund
Actual
Institutional Class	$1,000	$1,512.70	$1.56	0.25%
G Class	$1,000	$1,057.70	$0.00(2)	0.00%(3)
Hypothetical
Institutional Class	$1,000	$1,023.56	$1.25	0.25%
G Class	$1,000	$1,024.80	$0.00	0.00%(3)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 40, the number of days in the period from January 20, 2021 (commencement of sale) through February 28, 2021, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.
(3)Other expenses did not exceed 0.005%.
9

Schedules of Investments

FEBRUARY 28, 2021 (UNAUDITED)

Avantis Emerging Markets Equity Fund
	Shares	Value
COMMON STOCKS — 99.2%
Brazil — 5.4%
AES Tiete Energia SA	9,500	$26,275
Aliansce Sonae Shopping Centers SA(1)	2,200	9,178
Alpargatas SA, Preference Shares(1)	3,300	20,456
Ambev SA, ADR	42,032	107,182
Anima Holding SA(1)	600	1,001
Arezzo Industria e Comercio SA	900	11,502
Atacadao SA	3,700	12,511
Azul SA, ADR(1)(2)	455	9,792
B2W Cia Digital(1)	900	13,167
B3 SA - Brasil Bolsa Balcao	13,600	132,040
Banco ABC Brasil SA, Preference Shares	2,400	6,612
Banco BMG SA, Preference Shares	4,900	4,074
Banco Bradesco SA	13,260	48,528
Banco Bradesco SA, ADR	41,396	171,379
Banco BTG Pactual SA	2,900	52,911
Banco do Brasil SA	15,860	79,863
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	6,900	15,673
Banco Inter SA	500	13,857
Banco Inter SA, Preference Shares	2,300	20,976
Banco Mercantil do Brasil SA, Preference Shares	400	1,146
Banco Pan SA, Preference Shares	4,400	10,795
Banco Santander Brasil SA, ADR(2)	6,130	40,948
BB Seguridade Participacoes SA	5,300	24,144
BR Malls Participacoes SA(1)	13,500	20,066
BR Properties SA	5,500	7,949
BrasilAgro - Co. Brasileira de Propriedades Agricolas	1,500	5,854
Braskem SA, ADR(1)(2)	1,253	14,096
BRF SA, ADR(1)	14,207	55,407
C&A Modas Ltda(1)	4,900	9,688
Camil Alimentos SA	3,100	5,769
CCR SA	23,400	47,141
Centrais Eletricas Brasileiras SA, ADR(2)	1,464	8,462
Centrais Eletricas Brasileiras SA, Class B Preference Shares	1,200	7,025
Cia Brasileira de Distribuicao, ADR	5,280	79,042
Cia de Locacao das Americas	8,400	35,673
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(2)	2,823	18,632
Cia de Saneamento de Minas Gerais-COPASA	5,000	12,874
Cia de Saneamento do Parana	1,800	6,340
Cia de Saneamento do Parana, Preference Shares	12,800	9,113
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	400	1,707
Cia Energetica de Minas Gerais, ADR(2)	21,200	44,732
Cia Energetica de Sao Paulo, Class B Preference Shares	3,500	17,050
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	1,500	6,986
Cia Hering	3,900	10,453
10

Avantis Emerging Markets Equity Fund
	Shares	Value
Cia Paranaense de Energia, ADR(2)	1,691	$17,958
Cia Siderurgica Nacional SA, ADR(2)	17,891	104,662
Cielo SA	30,500	19,647
Cogna Educacao(1)	5,800	3,891
Construtora Tenda SA	300	1,368
Cosan Logistica SA(1)	3,100	11,235
Cosan SA	1,000	14,577
CPFL Energia SA	900	4,624
Cristal Pigmentos do Brasil SA, Preference Shares	200	1,656
CVC Brasil Operadora e Agencia de Viagens SA(1)	3,300	9,698
Cyrela Brazil Realty SA Empreendimentos e Participacoes	18,900	83,131
Direcional Engenharia SA	2,300	5,261
Dommo Energia SA(1)	1,400	210
Duratex SA	7,000	23,095
EcoRodovias Infraestrutura e Logistica SA(1)	3,900	7,655
EDP - Energias do Brasil SA	8,700	28,036
Embraer SA, ADR(1)	4,841	42,601
Enauta Participacoes SA	2,500	5,817
Energisa SA	1,700	13,211
Eneva SA(1)	2,800	33,895
Engie Brasil Energia SA	4,800	35,245
Equatorial Energia SA	10,200	36,583
Eternit SA(1)	2,500	5,032
Eucatex SA Industria e Comercio, Preference Shares(1)	700	898
Even Construtora e Incorporadora SA	2,500	4,488
Ez Tec Empreendimentos e Participacoes SA	1,600	8,968
Fleury SA	3,200	15,314
Fras-Le SA	1,000	2,115
Gafisa SA(1)	1,949	1,610
Gerdau SA, ADR	20,720	94,898
Gol Linhas Aereas Inteligentes SA, ADR(1)(2)	748	5,804
GPC Participacoes SA	1,200	4,368
Grazziotin SA, Preference Shares	200	1,207
Grendene SA	7,200	9,186
GRUPO DE MODA SOMA SA(1)	8,000	19,100
Grupo SBF SA(1)	1,700	6,789
Guararapes Confeccoes SA	2,200	4,848
Hapvida Participacoes e Investimentos SA	13,800	38,143
Helbor Empreendimentos SA(1)	720	1,041
Hypera SA	5,800	34,070
Iguatemi Empresa de Shopping Centers SA	1,300	7,293
Industrias Romi SA	1,850	8,847
Instituto Hermes Pardini SA	1,400	5,084
Iochpe Maxion SA	2,900	6,572
IRB Brasil Resseguros S/A	26,014	27,991
Itau Unibanco Holding SA, ADR	38,229	173,177
JBS SA	18,900	87,178
Jereissati Participacoes SA	1,300	5,094
JHSF Participacoes SA	10,100	11,696
Kepler Weber SA	200	1,616
Klabin SA(1)	20,800	107,893
11

Avantis Emerging Markets Equity Fund
	Shares	Value
Light SA(1)	10,619	$34,732
Linx SA	1,500	10,348
Localiza Rent a Car SA	8,780	91,181
Locaweb Servicos de Internet SA	7,200	36,590
LOG Commercial Properties e Participacoes SA	500	2,832
Log-in Logistica Intermodal SA(1)	1,900	4,882
Lojas Americanas SA	84	373
Lojas Americanas SA, Preference Shares	9,015	40,071
Lojas Quero Quero S/A	6,400	19,106
Lojas Renner SA	19,400	126,248
M Dias Branco SA	1,500	7,679
Magazine Luiza SA	10,400	45,095
Mahle-Metal Leve SA	300	945
Marcopolo SA, Preference Shares	14,900	6,700
Marfrig Global Foods SA(1)	7,100	17,661
Marisa Lojas SA(1)	1,500	1,362
Metalurgica Gerdau SA, Preference Shares	1,900	3,919
Mills Estruturas e Servicos de Engenharia SA(1)	3,300	3,180
Minerva SA	4,500	7,837
Mitre Realty Empreendimentos E Participacoes LTDA(1)	2,600	5,855
Movida Participacoes SA	3,700	11,752
MRV Engenharia e Participacoes SA	14,400	43,168
Multiplan Empreendimentos Imobiliarios SA	2,900	10,111
Natura & Co. Holding SA(1)	7,778	64,093
Notre Dame Intermedica Participacoes SA	3,400	52,418
Odontoprev SA	7,500	17,518
Omega Geracao SA(1)	3,800	26,743
Paranapanema SA(1)	200	313
Petro Rio SA(1)	5,100	75,533
Petrobras Distribuidora SA	13,600	48,147
Petroleo Brasileiro SA, ADR	23,286	184,658
Petroleo Brasileiro SA, ADR Preference Shares	29,401	232,268
Porto Seguro SA	1,900	14,887
Portobello SA	4,200	6,475
Profarma Distribuidora de Produtos Farmaceuticos SA(1)	1,200	1,203
Qualicorp Consultoria e Corretora de Seguros SA	5,900	33,489
Raia Drogasil SA	10,200	42,316
Randon SA Implementos e Participacoes, Preference Shares	3,900	9,075
Rumo SA(1)	14,000	45,516
Santos Brasil Participacoes SA	6,400	6,589
Sao Carlos Empreendimentos e Participacoes SA	100	592
Sao Martinho SA	8,000	44,381
Ser Educacional SA	2,100	4,669
SIMPAR SA	2,600	17,374
SLC Agricola SA	1,600	11,706
Smiles Fidelidade SA	3,000	11,242
StoneCo Ltd., A Shares(1)	1,010	86,668
Sul America SA	6,010	35,561
Suzano SA, ADR(1)(2)	12,211	159,964
Tegma Gestao Logistica SA	400	1,535
Telefonica Brasil SA, ADR	2,403	18,912
12

Avantis Emerging Markets Equity Fund
	Shares	Value
TIM SA, ADR	2,416	$27,663
TOTVS SA	7,000	39,058
Transmissora Alianca de Energia Eletrica SA	4,400	23,946
Trisul SA	300	501
Tupy SA(1)	2,300	8,779
Ultrapar Participacoes SA, ADR(2)	17,450	60,901
Unipar Carbocloro SA, Preference Shares	2,600	26,528
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	28,300	81,504
Vale SA, ADR	43,225	730,503
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA(1)	600	806
Via Varejo SA(1)	4,800	10,235
Vivara Participacoes SA	800	3,397
Vulcabras Azaleia SA(1)	600	799
WEG SA	4,300	59,886
Wiz Solucoes e Corretagem de Seguros SA	600	666
YDUQS Participacoes SA	8,400	44,936
		5,368,025
Chile — 0.8%
AES Gener SA	194,445	33,442
Aguas Andinas SA, A Shares	106,125	30,420
Banco de Chile	577,826	63,307
Banco de Credito e Inversiones SA	1,240	53,787
Banco Santander Chile, ADR	2,920	65,963
Besalco SA	2,057	1,378
CAP SA	4,006	56,447
Cencosud SA	17,126	33,536
Cencosud Shopping SA	6,154	12,157
Cia Cervecerias Unidas SA, ADR(2)	1,576	27,265
Cia Sud Americana de Vapores SA(1)	569,019	27,158
Colbun SA	243,180	45,418
Embotelladora Andina SA, Class B Preference Shares	13,739	37,147
Empresa Nacional de Telecomunicaciones SA	3,422	23,163
Empresas CMPC SA	16,536	48,204
Empresas COPEC SA	3,197	36,042
Enel Americas SA, ADR	5,426	41,021
Enel Chile SA(1)	313,182	23,146
Engie Energia Chile SA	14,725	17,494
Falabella SA	16,320	67,612
Grupo Security SA	30,991	6,850
Inversiones Aguas Metropolitanas SA	7,601	5,765
Itau CorpBanca Chile SA	3,424,545	12,063
Latam Airlines Group SA, ADR(1)	802	1,580
Parque Arauco SA	4,457	8,213
Ripley Corp. SA	3,501	1,127
Salfacorp SA	2,048	1,528
Sociedad Quimica y Minera de Chile SA, ADR	772	41,379
SONDA SA	16,560	10,615
Vina Concha y Toro SA	7,229	11,734
		844,961
13

Avantis Emerging Markets Equity Fund
	Shares	Value
China — 33.1%
21Vianet Group, Inc., ADR(1)	2,580	$94,015
360 DigiTech, Inc., ADR(1)	2,588	60,637
361 Degrees International Ltd.	6,000	1,377
3SBio, Inc.(1)	22,500	22,391
51job, Inc., ADR(1)	559	36,670
A-Living Smart City Services Co. Ltd.	5,750	24,080
AAC Technologies Holdings, Inc.	17,500	94,111
Agile Group Holdings Ltd.	52,000	73,387
Agricultural Bank of China Ltd., H Shares	361,000	131,205
Air China Ltd., H Shares	28,000	23,091
Ajisen China Holdings Ltd.	4,000	691
Alibaba Group Holding Ltd., ADR(1)	8,813	2,095,379
Alibaba Health Information Technology Ltd.(1)	16,000	53,533
Alibaba Pictures Group Ltd.(1)	160,000	22,258
Aluminum Corp. of China Ltd., H Shares(1)	60,000	30,304
Angang Steel Co. Ltd., H Shares(2)	4,000	1,866
Anhui Conch Cement Co. Ltd., H Shares	16,000	102,911
Anhui Expressway Co. Ltd., H Shares	18,000	11,800
ANTA Sports Products Ltd.	16,000	245,266
Asia Cement China Holdings Corp.	14,500	13,644
Ausnutria Dairy Corp. Ltd.(1)	25,000	37,956
Autohome, Inc., ADR	1,579	180,069
BAIC Motor Corp. Ltd., H Shares	47,000	16,837
Baidu, Inc., ADR(1)	4,593	1,301,932
BAIOO Family Interactive Ltd.(2)	40,000	10,157
Bank of China Ltd., H Shares	1,077,000	377,538
Bank of Chongqing Co. Ltd., H Shares	21,000	13,687
Bank of Communications Co. Ltd., H Shares	136,000	76,737
Baozun, Inc., ADR(1)	405	18,602
BBMG Corp., H Shares(2)	5,000	1,038
BeiGene Ltd., ADR(1)	324	103,680
Beijing Capital International Airport Co. Ltd., H Shares	58,000	45,226
Beijing Capital Land Ltd., H Shares	6,000	997
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares(2)	2,500	6,225
Beijing Enterprises Clean Energy Group Ltd.(1)	1,000,000	13,508
Beijing Enterprises Holdings Ltd.	9,000	31,147
Beijing Enterprises Urban Resources Group Ltd.(1)	96,000	15,711
Beijing Enterprises Water Group Ltd.(1)	86,000	34,005
Beijing North Star Co. Ltd., H Shares	4,000	794
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	4,000	5,396
Bilibili, Inc., ADR(1)	551	69,409
Binjiang Service Group Co. Ltd.	3,000	5,972
BOC Aviation Ltd.	8,500	82,157
Bosideng International Holdings Ltd.	134,000	56,626
Bright Scholar Education Holdings Ltd., ADR	109	710
Brilliance China Automotive Holdings Ltd.	30,000	26,888
BYD Co. Ltd., H Shares	12,500	316,604
BYD Electronic International Co. Ltd.(2)	21,500	119,508
C&D International Investment Group Ltd.	5,000	8,650
C&D Property Management Group Co. Ltd.(1)	5,000	1,708
14

Avantis Emerging Markets Equity Fund
	Shares	Value
CA Cultural Technology Group Ltd.(1)	4,000	$1,666
Cabbeen Fashion Ltd.	11,000	3,772
Canaan, Inc., ADR(1)(2)	2,134	32,351
Canadian Solar, Inc.(1)(2)	1,779	83,488
CanSino Biologics, Inc., H Shares(1)	200	9,511
Canvest Environmental Protection Group Co. Ltd.	15,000	6,187
CAR, Inc.(1)	39,000	20,156
Cathay Media And Education Group, Inc.(1)(2)	12,000	12,087
Central China New Life Ltd.	5,000	4,510
Central China Real Estate Ltd.	18,000	8,029
Changsha Broad Homes Industrial Group Co. Ltd., H Shares	2,700	4,726
Chaowei Power Holdings Ltd.	18,000	7,655
Cheetah Mobile, Inc., ADR	309	856
China Aircraft Leasing Group Holdings Ltd.	1,000	946
China Aoyuan Group Ltd.	13,000	12,307
China Automotive Systems, Inc.(1)	741	4,046
China Beststudy Education Group	17,000	6,034
China BlueChemical Ltd., H Shares	60,000	14,521
China Bohai Bank Co. Ltd., H Shares(1)	70,000	38,562
China Cinda Asset Management Co. Ltd., H Shares	236,000	46,816
China CITIC Bank Corp. Ltd., H Shares	165,000	78,128
China Coal Energy Co. Ltd., H Shares	13,000	5,346
China Communications Services Corp. Ltd., H Shares	48,000	22,646
China Conch Venture Holdings Ltd.	13,500	60,004
China Construction Bank Corp., H Shares	1,284,000	1,030,906
China Customer Relations Centers, Inc.(1)	94	440
China Datang Corp. Renewable Power Co. Ltd., H Shares	74,000	15,813
China Dongxiang Group Co. Ltd.	83,000	9,304
China East Education Holdings Ltd.(2)	16,000	35,973
China Eastern Airlines Corp. Ltd., H Shares	14,000	6,387
China Education Group Holdings Ltd.	17,000	31,515
China Energy Development Holdings Ltd.(1)	48,000	717
China Everbright Bank Co. Ltd., H Shares	64,000	27,767
China Everbright Environment Group Ltd.	144,000	82,391
China Everbright Greentech Ltd.(2)	31,000	13,346
China Everbright Ltd.	18,000	23,221
China Evergrande Group(2)	11,000	22,485
China Feihe Ltd.	25,000	68,380
China First Capital Group Ltd.(1)	28,000	429
China Foods Ltd.	22,000	9,162
China Galaxy Securities Co. Ltd., H Shares	104,500	64,506
China Gas Holdings Ltd.	4,600	18,513
China Glass Holdings Ltd.(1)	44,000	4,809
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(2)	32,000	25,574
China Harmony Auto Holding Ltd.	31,500	13,464
China High Speed Transmission Equipment Group Co. Ltd.	14,000	13,600
China Hongqiao Group Ltd.	64,000	79,331
China Huarong Asset Management Co. Ltd., H Shares	214,000	25,364
China International Capital Corp. Ltd., H Shares(1)(2)	30,400	70,116
China Kepei Education Group Ltd.	14,000	9,642
15

Avantis Emerging Markets Equity Fund
	Shares	Value
China Lesso Group Holdings Ltd.	28,000	$51,694
China Life Insurance Co. Ltd., ADR(2)	17,023	179,422
China Lilang Ltd.	20,000	14,282
China Literature Ltd.(1)(2)	3,200	29,791
China Logistics Property Holdings Co. Ltd.(1)	3,000	1,744
China Longyuan Power Group Corp. Ltd., H Shares	124,000	185,394
China Machinery Engineering Corp., H Shares	8,000	3,671
China Maple Leaf Educational Systems Ltd.(1)(2)	42,000	11,784
China Medical System Holdings Ltd.	51,000	79,671
China Meidong Auto Holdings Ltd.	12,000	45,934
China Mengniu Dairy Co. Ltd.(1)	22,000	120,775
China Merchants Bank Co. Ltd., H Shares	52,000	398,960
China Merchants Land Ltd.	40,000	5,982
China Merchants Port Holdings Co. Ltd.	42,756	62,424
China Minsheng Banking Corp. Ltd., H Shares	78,000	46,553
China Modern Dairy Holdings Ltd.(1)	115,000	40,128
China Molybdenum Co. Ltd., H Shares	48,000	37,095
China National Building Material Co. Ltd., H Shares	100,000	151,337
China New Higher Education Group Ltd.	28,000	16,695
China Oil & Gas Group Ltd.(1)	40,000	2,217
China Oriental Group Co. Ltd.	26,000	8,178
China Pacific Insurance Group Co. Ltd., H Shares	49,200	225,708
China Petroleum & Chemical Corp., ADR	2,830	155,707
China Pioneer Pharma Holdings Ltd.	22,000	2,808
China Power International Development Ltd.	195,000	41,713
China Railway Group Ltd., H Shares	72,000	38,049
China Railway Signal & Communication Corp. Ltd., H Shares	31,000	12,828
China Reinsurance Group Corp., H Shares	43,000	4,766
China Renaissance Holdings Ltd.(1)	6,300	21,356
China Resources Beer Holdings Co. Ltd.	16,000	121,207
China Resources Cement Holdings Ltd.	64,000	76,240
China Resources Gas Group Ltd.	18,000	89,900
China Resources Land Ltd.	34,000	161,245
China Resources Medical Holdings Co. Ltd.	30,000	25,760
China Resources Pharmaceutical Group Ltd.	36,000	23,039
China Resources Power Holdings Co. Ltd.	52,000	60,491
China SCE Group Holdings Ltd.	34,000	14,066
China Shengmu Organic Milk Ltd.(1)	55,000	5,103
China Shenhua Energy Co. Ltd., H Shares	67,000	127,167
China Shineway Pharmaceutical Group Ltd.	8,000	5,825
China South City Holdings Ltd.	82,000	9,722
China Southern Airlines Co. Ltd., H Shares(1)	18,000	12,294
China Sunshine Paper Holdings Co. Ltd.(1)	7,000	1,828
China Suntien Green Energy Corp. Ltd., H Shares	84,000	26,166
China Taiping Insurance Holdings Co. Ltd.	54,800	117,942
China Tian Lun Gas Holdings Ltd.	9,500	8,792
China Tobacco International HK Co. Ltd.	3,000	6,944
China Tower Corp. Ltd., H Shares	580,000	87,128
China Traditional Chinese Medicine Holdings Co. Ltd.	102,000	61,099
China Travel International Investment Hong Kong Ltd.(1)	60,000	10,439
China Vanke Co. Ltd., H Shares	33,200	140,793
16

Avantis Emerging Markets Equity Fund
	Shares	Value
China Water Affairs Group Ltd.	14,000	$11,027
China Xinhua Education Group Ltd.	17,000	4,920
China XLX Fertiliser Ltd.	4,000	2,063
China Yongda Automobiles Services Holdings Ltd.	43,500	63,689
China Youzan Ltd.(1)	32,000	13,653
China Yuchai International Ltd.	512	8,059
China Yuhua Education Corp. Ltd.	36,000	29,767
China ZhengTong Auto Services Holdings Ltd.(1)	9,000	960
China Zhongwang Holdings Ltd.(1)	20,400	5,991
Chongqing Rural Commercial Bank Co. Ltd., H Shares	74,000	32,591
CIFI Holdings Group Co. Ltd.	20,000	18,923
CIMC Enric Holdings Ltd.	12,000	7,577
CITIC Ltd.	50,000	42,294
CITIC Resources Holdings Ltd.(1)	18,000	928
CITIC Securities Co. Ltd., H Shares	40,500	87,160
COFCO Joycome Foods Ltd.(2)	33,000	21,979
Cogobuy Group(1)	23,000	8,058
Colour Life Services Group Co. Ltd.(1)(2)	2,000	980
Concord New Energy Group Ltd.	240,000	17,303
Consun Pharmaceutical Group Ltd.	11,000	4,645
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	20,000	8,558
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	61,000	67,645
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	5,032
COSCO SHIPPING Ports Ltd.	43,929	31,933
Country Garden Holdings Co. Ltd.	106,123	132,302
Country Garden Services Holdings Co. Ltd.	18,000	147,858
CPMC Holdings Ltd.	3,000	1,553
CSPC Pharmaceutical Group Ltd.	179,200	187,929
CStone Pharmaceuticals(1)(2)	4,500	5,829
DaFa Properties Group Ltd.	2,000	1,771
Dali Foods Group Co. Ltd.	80,000	48,680
Daqo New Energy Corp., ADR(1)	2,018	210,376
Datang International Power Generation Co. Ltd., H Shares(2)	6,000	874
Dawnrays Pharmaceutical Holdings Ltd.	7,000	1,182
Dexin China Holdings Co. Ltd.(1)	5,000	1,909
Differ Group Holding Co. Ltd.(1)(2)	100,000	10,316
Digital China Holdings Ltd.	27,000	19,890
Dongfeng Motor Group Co. Ltd., Class H	82,000	76,278
Dongyue Group Ltd.	57,000	45,061
Duiba Group Ltd.(1)	16,000	5,559
E-House China Enterprise Holdings Ltd.	5,400	4,677
Edvantage Group Holdings Ltd.	14,000	15,110
ENN Energy Holdings Ltd.	7,500	114,831
Essex Bio-technology Ltd.	2,000	1,164
Ever Sunshine Lifestyle Services Group Ltd.	20,000	49,165
Fanhua, Inc., ADR(2)	733	9,632
Fantasia Holdings Group Co. Ltd.(1)(2)	48,000	7,546
FIH Mobile Ltd.(1)(2)	89,000	13,471
FinVolution Group, ADR	5,005	28,128
First Tractor Co. Ltd., H Shares(1)(2)	12,000	6,101
Fosun International Ltd.	62,500	93,774
17

Avantis Emerging Markets Equity Fund
	Shares	Value
Fountain SET Holdings Ltd.	6,000	$735
Fu Shou Yuan International Group Ltd.	27,000	27,113
Fufeng Group Ltd.(1)	69,000	30,504
Fuyao Glass Industry Group Co. Ltd., H Shares	12,000	73,512
GCL-Poly Energy Holdings Ltd.(1)(2)	555,000	205,620
GDS Holdings Ltd., ADR(1)	1,596	163,047
Geely Automobile Holdings Ltd.	131,000	424,034
Gemdale Properties & Investment Corp. Ltd.	186,000	28,768
Genertec Universal Medical Group Co. Ltd.	37,000	31,272
GF Securities Co. Ltd., H Shares	19,800	28,068
Global Cord Blood Corp.(1)	225	936
Glory Sun Financial Group Ltd.(1)	140,000	5,881
Great Wall Motor Co. Ltd., H Shares	64,000	185,475
Greatview Aseptic Packaging Co. Ltd.	30,000	15,308
Greenland Hong Kong Holdings Ltd.	22,000	7,056
Greentown Management Holdings Co. Ltd.(1)	22,000	8,477
GSX Techedu, Inc., ADR(1)(2)	638	65,618
Guangdong Investment Ltd.	40,000	71,512
Guangzhou Automobile Group Co. Ltd., H Shares	32,000	29,650
Guangzhou R&F Properties Co. Ltd., H Shares	70,000	93,425
Guorui Properties Ltd.(2)	29,000	2,686
Guotai Junan Securities Co. Ltd., H Shares	4,400	6,113
Haichang Ocean Park Holdings Ltd.(1)	8,000	680
Haidilao International Holding Ltd.	8,000	65,610
Haier Smart Home Co. Ltd., H Shares(1)(2)	22,400	85,194
Hainan Meilan International Airport Co. Ltd., H Shares(1)	7,000	30,043
Haitian International Holdings Ltd.	22,000	75,460
Haitong Securities Co. Ltd., H Shares	36,400	33,234
Hangzhou Tigermed Consulting Co. Ltd., H Shares(1)	1,100	21,518
Hansoh Pharmaceutical Group Co. Ltd.(1)	16,000	81,221
Harbin Electric Co. Ltd., H Shares(1)	4,000	1,128
Hebei Construction Group Corp. Ltd., H Shares	3,000	1,245
Hengan International Group Co. Ltd.	14,500	100,253
Hi Sun Technology China Ltd.(1)	21,000	4,378
Hisense Home Appliances Group Co. Ltd., H Shares	13,000	19,901
Hollysys Automation Technologies Ltd.	2,477	37,304
Homeland Interactive Technology Ltd.	12,000	8,817
Hope Education Group Co. Ltd.(2)	56,000	19,202
Hopson Development Holdings Ltd.	24,000	78,535
Hua Hong Semiconductor Ltd.(1)	9,000	55,565
Huabao International Holdings Ltd.(2)	29,000	31,620
Huadian Power International Corp. Ltd., H Shares	30,000	8,232
Huaneng Power International, Inc., H Shares	78,000	26,682
Huatai Securities Co. Ltd., H Shares	24,200	35,975
Huaxi Holdings Co. Ltd.	4,000	1,160
Huazhu Group Ltd., ADR(1)	1,524	88,605
Huijing Holdings Co. Ltd.(2)	26,000	6,467
Hutchison China MediTech Ltd., ADR(1)	399	11,467
iDreamSky Technology Holdings Ltd.(1)	9,600	4,947
IMAX China Holding, Inc.	700	1,375
Industrial & Commercial Bank of China Ltd., H Shares	712,000	464,254
18

Avantis Emerging Markets Equity Fund
	Shares	Value
Inke Ltd.(1)	38,000	$11,752
Innovent Biologics, Inc.(1)	4,000	41,123
iQIYI, Inc., ADR(1)(2)	951	24,089
JD Health International, Inc.(1)	1,000	18,238
JD.com, Inc., ADR(1)	8,631	810,192
Jiangsu Expressway Co. Ltd., H Shares	44,000	51,092
Jiangxi Copper Co. Ltd., H Shares	22,000	53,326
Jiayuan International Group Ltd.	18,000	7,008
Jingrui Holdings Ltd.	6,000	1,926
JinkoSolar Holding Co. Ltd., ADR(1)(2)	1,076	55,242
Jinxin Fertility Group Ltd.	4,000	9,029
JNBY Design Ltd.	6,500	9,950
JOYY, Inc., ADR	1,055	124,384
Kaisa Group Holdings Ltd.(1)	67,000	34,672
Kaisa Prosperity Holdings Ltd.(1)	1,500	3,593
Kandi Technologies Group, Inc.(1)(2)	639	4,524
Kasen International Holdings Ltd.(1)	3,000	556
KE Holdings, Inc., ADR(1)	3,071	196,022
Kingboard Holdings Ltd.	26,500	122,271
Kingboard Laminates Holdings Ltd.	29,500	50,318
Kingdee International Software Group Co. Ltd.(1)	29,000	105,007
Kingsoft Cloud Holdings Ltd., ADR(1)	675	39,744
Kingsoft Corp. Ltd.	12,000	84,508
Kunlun Energy Co. Ltd.	78,000	71,662
KWG Group Holdings Ltd.	35,000	53,045
KWG Living Group Holdings Ltd.(1)	17,500	20,880
Lee & Man Chemical Co. Ltd.	4,000	1,856
Lee & Man Paper Manufacturing Ltd.	47,000	43,534
Lee's Pharmaceutical Holdings Ltd.	2,000	1,492
Lenovo Group Ltd.	72,000	90,977
LexinFintech Holdings Ltd., ADR(1)	2,338	26,560
Li Ning Co. Ltd.	41,500	234,932
Lifetech Scientific Corp.(1)	148,000	74,499
Logan Group Co. Ltd.	30,000	46,710
Longfor Group Holdings Ltd.	33,500	198,289
Lonking Holdings Ltd.	74,000	27,353
Lufax Holding Ltd., ADR(1)	2,836	42,597
Luye Pharma Group Ltd.	75,000	50,885
Maanshan Iron & Steel Co. Ltd., H Shares(2)	4,000	1,263
Maoyan Entertainment(1)(2)	5,400	10,291
Meitu, Inc.(1)(2)	30,000	11,435
Meituan, Class B(1)	13,600	600,076
Metallurgical Corp. of China Ltd., H Shares	5,000	1,475
Midea Real Estate Holding Ltd.	6,000	13,479
Minsheng Education Group Co. Ltd.	34,000	6,556
MMG Ltd.(1)(2)	76,000	48,101
Momo, Inc., ADR	2,977	47,156
Mulsanne Group Holding Ltd.(1)(2)	2,500	1,940
Nam Tai Property, Inc.(1)(2)	124	1,126
NetDragon Websoft Holdings Ltd.	7,500	18,164
NetEase, Inc., ADR	8,232	904,285
19

Avantis Emerging Markets Equity Fund
	Shares	Value
New China Life Insurance Co. Ltd., H Shares	18,600	$70,886
New Oriental Education & Technology Group, Inc., ADR(1)	2,634	467,851
Nexteer Automotive Group Ltd.	35,000	46,193
Nine Dragons Paper Holdings Ltd.	60,000	96,662
NIO, Inc., ADR(1)	5,274	241,444
NiSun International Enterprise Development Group Co. Ltd.(1)(2)	338	5,567
Niu Technologies, ADR(1)(2)	976	36,483
Noah Holdings Ltd., ADR(1)	853	38,129
OneSmart International Education Group Ltd., ADR(1)	516	1,827
Pacific Millennium Packaging Group Corp.	2,000	1,547
Pacific Online Ltd.	6,000	1,067
PAX Global Technology Ltd.	40,000	36,703
People's Insurance Co. Group of China Ltd. (The), H Shares	124,000	38,671
Perennial Energy Holdings Ltd.	15,000	29,623
PetroChina Co. Ltd., ADR(2)	1,831	65,477
Pharmaron Beijing Co. Ltd., H Shares	1,100	18,771
PICC Property & Casualty Co. Ltd., H Shares	178,000	134,663
Pinduoduo, Inc., ADR(1)	1,660	284,126
Ping An Healthcare and Technology Co. Ltd.(1)(2)	7,100	102,548
Ping An Insurance Group Co. of China Ltd., H Shares	77,006	945,658
Poly Property Group Co. Ltd.	34,000	10,430
Poly Property Services Co. Ltd.	2,200	14,461
Postal Savings Bank of China Co. Ltd., H Shares	175,000	130,496
Pou Sheng International Holdings Ltd.(1)	61,000	13,199
Powerlong Commercial Management Holdings Ltd.	8,500	27,230
Powerlong Real Estate Holdings Ltd.	31,000	23,532
Prinx Chengshan Cayman Holding Ltd.	6,000	6,311
PW Medtech Group Ltd.	7,000	586
Q Technology Group Co. Ltd.	14,000	26,542
Qingling Motors Co. Ltd., H Shares	6,000	1,304
Qudian, Inc., ADR(1)(2)	3,914	8,376
Redsun Properties Group Ltd.	51,000	18,078
Road King Infrastructure Ltd.	5,000	6,793
Ronshine China Holdings Ltd.(1)(2)	11,000	8,249
Sany Heavy Equipment International Holdings Co. Ltd.	33,000	37,054
Scholar Education Group(2)	5,000	7,068
Seazen Group Ltd.(1)	46,000	55,774
Shandong Gold Mining Co. Ltd., H Shares	8,500	17,145
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	40,000	68,817
Shanghai Electric Group Co. Ltd., H Shares(1)	40,000	15,247
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	3,500	16,506
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares(1)	4,000	5,830
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., H Shares	8,000	4,841
Shanghai Haohai Biological Technology Co. Ltd., H Shares(2)	200	1,493
Shanghai Industrial Holdings Ltd.	18,000	25,988
Shanghai Industrial Urban Development Group Ltd.	1,600	161
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	24,300	44,533
Sheng Ye Capital Ltd.(2)	8,000	6,418
Shenzhen Expressway Co. Ltd., H Shares	18,000	17,426
Shenzhen International Holdings Ltd.	21,500	35,700
Shenzhen Investment Ltd.	138,000	49,586
20

Avantis Emerging Markets Equity Fund
	Shares	Value
Shenzhou International Group Holdings Ltd.	16,300	$341,705
Shimao Group Holdings Ltd.	20,000	66,098
Shoucheng Holdings Ltd.(2)	33,200	8,435
Shougang Fushan Resources Group Ltd.	62,000	15,657
Shui On Land Ltd.	91,500	14,031
Sichuan Languang Justbon Services Group Co. Ltd., H Shares(2)	1,900	11,360
Sihuan Pharmaceutical Holdings Group Ltd.(2)	105,000	32,632
Silver Grant International Holdings Group Ltd.(1)	8,000	698
Sina Corp.(1)	1,953	84,311
Sino Biopharmaceutical Ltd.	122,500	136,269
Sino-Ocean Group Holding Ltd.	48,000	10,579
Sinopec Engineering Group Co. Ltd., H Shares	44,000	23,478
Sinopec Kantons Holdings Ltd.	30,000	11,618
Sinopec Shanghai Petrochemical Co. Ltd., ADR	365	8,782
Sinopharm Group Co. Ltd., H Shares	18,800	44,003
Sinosoft Technology Group Ltd.(1)	22,000	4,394
Sinotrans Ltd., H Shares	4,000	1,442
Sinotruk Hong Kong Ltd.	22,000	70,152
Skyfame Realty Holdings Ltd.	46,000	5,687
Skyworth Group Ltd.(1)	40,487	12,766
So-Young International, Inc., ADR(1)(2)	363	5,452
Sogou, Inc., ADR(1)(2)	1,368	11,300
SOHO China Ltd.(1)	31,500	10,354
Sohu.com Ltd., ADR(1)	496	9,057
Sparkle Roll Group Ltd.(1)	136,000	4,993
SSY Group Ltd.	28,000	15,033
Sun King Technology Group Ltd.	42,000	16,324
Sunac China Holdings Ltd.	19,000	81,186
Sunac Services Holdings Ltd.(1)	386	1,239
Sunny Optical Technology Group Co. Ltd.	15,400	384,008
Suoxinda Holdings Ltd.(1)	8,000	8,679
TAL Education Group, ADR(1)	2,840	220,214
TCL Electronics Holdings Ltd.(1)	30,000	24,549
Tencent Holdings Ltd.	37,700	3,214,932
Tencent Music Entertainment Group, ADR(1)	2,652	68,209
Tian Ge Interactive Holdings Ltd.(1)	5,000	688
Tiangong International Co. Ltd.	30,000	16,819
Tianjin Port Development Holdings Ltd.	12,000	1,017
Tianli Education International Holdings Ltd.(1)	43,000	48,874
Tianneng Power International Ltd.(2)	30,000	57,908
Times China Holdings Ltd.	11,000	16,576
Times Neighborhood Holdings Ltd.	17,000	14,702
Tingyi Cayman Islands Holding Corp.	66,000	132,517
Tong Ren Tang Technologies Co. Ltd., H Shares	17,000	11,575
Tongcheng-Elong Holdings Ltd.(1)	14,800	34,751
Tongda Group Holdings Ltd.	110,000	8,374
Towngas China Co. Ltd.(1)	11,000	4,891
TravelSky Technology Ltd., H Shares	2,000	5,069
Trigiant Group Ltd.(1)	6,000	642
Trip.com Group Ltd., ADR(1)	6,591	260,015
Tsingtao Brewery Co. Ltd., H Shares	12,000	99,108
21

Avantis Emerging Markets Equity Fund
	Shares	Value
Uni-President China Holdings Ltd.	54,000	$64,873
United Strength Power Holdings Ltd.	2,000	1,829
Vinda International Holdings Ltd.(2)	11,000	32,824
Viomi Technology Co. Ltd., ADR(1)	581	6,031
Vipshop Holdings Ltd., ADR(1)	13,372	499,043
Want Want China Holdings Ltd.	172,000	124,134
Wasion Holdings Ltd.	6,000	1,972
Weibo Corp., ADR(1)(2)	624	34,426
Weichai Power Co. Ltd., H Shares	42,000	123,782
West China Cement Ltd.	60,000	9,899
Wharf Holdings Ltd. (The)	46,000	108,823
Wisdom Education International Holdings Co. Ltd.	24,000	11,596
Wuling Motors Holdings Ltd.(2)	60,000	15,066
WuXi AppTec Co. Ltd., H Shares(2)	1,840	38,306
Wuxi Biologics Cayman, Inc.(1)	13,500	166,772
XD, Inc.(1)	3,400	30,219
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	19,000	47,896
Xiamen International Port Co. Ltd., H Shares	8,000	1,299
Xin Point Holdings Ltd.	12,000	8,303
Xingda International Holdings Ltd.	30,896	8,600
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares(2)	29,800	63,711
Xinyi Energy Holdings Ltd.	56,000	32,120
Xinyi Solar Holdings Ltd.	72,541	154,871
XPeng, Inc., ADR(1)(2)	1,292	44,070
XTEP International Holdings Ltd.	68,000	32,535
Xunlei Ltd., ADR(1)	202	1,319
Yadea Group Holdings Ltd.	46,000	100,083
Yanzhou Coal Mining Co. Ltd., H Shares	48,000	44,487
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(2)	8,800	10,269
Yihai International Holding Ltd.(1)	7,000	95,745
Yincheng International Holding Co. Ltd.	4,000	1,681
YuanShengTai Dairy Farm Ltd.(1)	41,000	4,229
Yuexiu Property Co. Ltd.	210,000	46,515
Yuexiu Transport Infrastructure Ltd.	42,000	30,189
Yum China Holdings, Inc.	9,141	546,997
Yuzhou Group Holdings Co. Ltd.	41,881	16,132
Zai Lab Ltd., ADR(1)	312	46,026
Zepp Health Corp., ADR(1)	940	15,538
Zhaojin Mining Industry Co. Ltd., H Shares	45,500	46,018
Zhejiang Expressway Co. Ltd., H Shares	60,000	52,363
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	6,400	11,403
Zhenro Properties Group Ltd.	16,000	10,537
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	2,200	14,752
Zhongliang Holdings Group Co. Ltd.(2)	28,000	18,725
Zhongsheng Group Holdings Ltd.	15,500	95,759
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	20,500	23,511
Zhuguang Holdings Group Co. Ltd.(1)(2)	20,000	4,458
Zijin Mining Group Co. Ltd., H Shares	120,000	177,558
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	14,800	22,510
ZTO Express Cayman, Inc., ADR	4,770	160,940
		32,969,184
22

Avantis Emerging Markets Equity Fund
	Shares	Value
Colombia — 0.3%
Banco Davivienda SA, Preference Shares	3,823	$33,010
Bancolombia SA	2,522	21,714
Bancolombia SA, ADR	1,118	37,397
Cementos Argos SA	12,288	19,441
Corp. Financiera Colombiana SA(1)	3,119	27,829
Ecopetrol SA, ADR(2)	1,949	23,875
Grupo Argos SA	6,893	25,138
Grupo Aval Acciones y Valores SA, Preference Shares	3,792	1,235
Interconexion Electrica SA ESP	9,688	63,223
		252,862
Czech Republic — 0.2%
CEZ AS	2,792	68,168
Komercni banka AS(1)	1,832	57,294
Moneta Money Bank AS(1)	7,240	26,450
		151,912
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR	27,402	107,403
Greece — 0.4%
Aegean Airlines SA(1)	410	2,582
Alpha Bank AE(1)	68,380	67,500
Athens Water Supply & Sewage Co. SA	574	4,570
Attica Bank SA(1)	2,201	525
Ellaktor SA(1)	2,561	4,280
Eurobank Ergasias Services and Holdings SA(1)	43,758	30,488
Fourlis Holdings SA(1)	301	1,469
GEK Terna Holding Real Estate Construction SA(1)	2,775	28,393
Hellenic Exchanges - Athens Stock Exchange SA	1,076	4,769
Hellenic Petroleum SA	215	1,441
Hellenic Telecommunications Organization SA	2,778	42,626
Holding Co. ADMIE IPTO SA	3,054	8,715
JUMBO SA	877	14,367
LAMDA Development SA(1)	523	4,313
Motor Oil Hellas Corinth Refineries SA	2,596	35,546
Mytilineos SA	1,153	17,709
National Bank of Greece SA(1)	15,560	39,173
Piraeus Financial Holdings SA(1)	30,827	28,368
Public Power Corp. SA(1)	2,100	22,462
Terna Energy SA	969	14,141
Titan Cement International SA(1)	452	7,611
Viohalco SA	450	2,091
		383,139
Hong Kong†
Huifu Payment Ltd.(1)	16,800	7,538
Hungary — 0.3%
Magyar Telekom Telecommunications plc	10,305	14,000
MOL Hungarian Oil & Gas plc(1)	13,156	94,471
OTP Bank Nyrt(1)	2,086	94,897
Richter Gedeon Nyrt	3,664	104,591
		307,959
India — 11.3%
3M India Ltd.(1)	18	5,581
23

Avantis Emerging Markets Equity Fund
	Shares	Value
Aarti Drugs Ltd.	1,000	$8,584
Aarti Industries Ltd.	2,227	37,318
ACC Ltd.	1,934	45,492
Adani Enterprises Ltd.	2,037	23,051
Adani Green Energy Ltd.(1)	1,411	22,255
Adani Ports & Special Economic Zone Ltd.	7,573	69,483
Adani Power Ltd.(1)	15,009	11,372
Adani Total Gas Ltd.	5,496	38,412
Adani Transmission Ltd.(1)	2,093	21,283
Aditya Birla Capital Ltd.(1)	10,997	18,430
AIA Engineering Ltd.	587	14,526
Ajanta Pharma Ltd.	170	4,033
Akzo Nobel India Ltd.	222	6,522
Alkyl Amines Chemicals	218	14,948
Allcargo Logistics Ltd.	2,673	4,700
Amara Raja Batteries Ltd.	2,568	31,074
Ambuja Cements Ltd.	12,321	45,734
APL Apollo Tubes Ltd.(1)	2,686	39,146
Apollo Hospitals Enterprise Ltd.	1,499	63,005
Apollo Tyres Ltd.	12,842	40,621
Arvind Ltd.(1)	8,116	8,984
Ashok Leyland Ltd.	5,779	10,096
Ashoka Buildcon Ltd.(1)	5,427	8,316
Asian Paints Ltd.	2,505	78,277
Aster DM Healthcare Ltd.(1)	2,223	4,326
Astral Poly Technik Ltd.	731	21,264
AstraZeneca Pharma India Ltd.	87	4,072
Atul Ltd.	395	35,182
AU Small Finance Bank Ltd.(1)	1,099	17,027
Aurobindo Pharma Ltd.	5,705	66,251
Avanti Feeds Ltd.	994	6,450
Avenue Supermarts Ltd.(1)	481	19,741
Axis Bank Ltd., GDR(1)	3,747	184,399
Bajaj Auto Ltd.	1,052	54,261
Bajaj Consumer Care Ltd.	4,232	13,921
Bajaj Electricals Ltd.(1)	1,845	23,996
Bajaj Finance Ltd.	1,547	110,489
Bajaj Finserv Ltd.	254	33,244
Balkrishna Industries Ltd.	2,349	49,857
Balrampur Chini Mills Ltd.(1)	6,213	14,902
Bandhan Bank Ltd.(1)	17,175	80,351
BASF India Ltd.	481	12,561
Bata India Ltd.	1,352	26,485
Bayer CropScience Ltd.	144	10,049
Berger Paints India Ltd.	1,983	18,285
Bhansali Engineering Polymers Ltd.	2,839	5,569
Bharat Forge Ltd.	5,344	44,214
Bharat Heavy Electricals Ltd.(1)	16,350	10,566
Bharat Petroleum Corp. Ltd.	7,523	45,936
Bharti Airtel Ltd.	12,345	94,183
Biocon Ltd.(1)	5,175	27,451
24

Avantis Emerging Markets Equity Fund
	Shares	Value
Birla Corp. Ltd.	1,175	$13,553
Birlasoft Ltd.	11,057	33,954
Blue Dart Express Ltd.(1)	129	8,233
Blue Star Ltd.	2,183	25,782
Bombay Burmah Trading Co.	471	7,422
Borosil Renewables Ltd.(1)	1,727	6,682
Bosch Ltd.	97	19,547
Brigade Enterprises Ltd.	5,282	20,769
Britannia Industries Ltd.	1,087	49,676
Can Fin Homes Ltd.	1,008	6,540
Canara Bank(1)	5,192	10,977
Capri Global Capital Ltd.	800	4,046
Carborundum Universal Ltd.	4,191	28,938
Care Ratings Ltd.	709	4,480
Castrol India Ltd.	8,979	15,815
CCL Products India Ltd.	1,635	5,111
Ceat Ltd.	821	17,747
Central Depository Services India Ltd.	1,383	11,707
Century Plyboards India Ltd.(1)	3,085	12,824
Century Textiles & Industries Ltd.	1,098	7,183
Cera Sanitaryware Ltd.(1)	105	5,525
CESC Ltd.	873	7,174
CG Power & Industrial Solutions Ltd.(1)	22,490	17,179
Chambal Fertilizers and Chemicals Ltd.	4,955	16,555
Cholamandalam Financial Holdings Ltd.	962	7,823
Cholamandalam Investment and Finance Co. Ltd.	10,431	73,335
Cipla Ltd.	3,745	40,045
City Union Bank Ltd.	11,557	25,903
Coal India Ltd.	19,124	39,919
Cochin Shipyard Ltd.	945	4,771
Coforge Ltd.	315	10,851
Colgate-Palmolive India Ltd.	1,772	38,053
Container Corp. of India Ltd.	8,549	65,421
Coromandel International Ltd.	2,059	21,559
CreditAccess Grameen Ltd.(1)	1,710	15,832
CRISIL Ltd.	173	4,572
Crompton Greaves Consumer Electricals Ltd.	5,001	26,145
Cummins India Ltd.	4,689	50,636
Cyient Ltd.	2,710	23,969
Dabur India Ltd.	2,353	16,067
Dalmia Bharat Ltd.(1)	1,810	35,257
DCB Bank Ltd.(1)	7,572	11,949
DCM Shriram Ltd.	1,813	11,153
Deepak Nitrite Ltd.	2,699	50,065
Delta Corp. Ltd.	3,208	6,432
Dhani Services Ltd.	4,561	22,393
Dilip Buildcon Ltd.	1,435	13,229
Dish TV India Ltd.(1)	40,713	6,252
Divi's Laboratories Ltd.(1)	499	22,763
Dixon Technologies India Ltd.	154	41,946
DLF Ltd.	9,125	37,394
25

Avantis Emerging Markets Equity Fund
	Shares	Value
Dr Lal PathLabs Ltd.	340	$10,623
Dr Reddy's Laboratories Ltd., ADR	1,238	74,243
eClerx Services Ltd.	985	12,422
Edelweiss Financial Services Ltd.(1)	15,782	14,980
Eicher Motors Ltd.	580	19,680
EID Parry India Ltd.(1)	2,444	10,624
Emami Ltd.	3,204	19,836
Endurance Technologies Ltd.	938	18,398
Engineers India Ltd.	11,169	12,130
Equitas Holdings Ltd.	6,013	7,051
Eris Lifesciences Ltd.	765	6,095
Escorts Ltd.	1,448	25,790
Exide Industries Ltd.	14,677	40,806
FDC Ltd.	1,453	5,479
Federal Bank Ltd.(1)	39,757	45,031
Fine Organic Industries Ltd.	202	6,386
Finolex Cables Ltd.	4,004	21,191
Force Motors Ltd.	351	6,241
Fortis Healthcare Ltd.(1)	5,887	12,648
Future Lifestyle Fashions Ltd.(1)	1,257	1,340
GAIL India Ltd.	13,719	26,363
Galaxy Surfactants Ltd.	260	7,875
GHCL Ltd.	1,717	4,994
Gillette India Ltd.	152	11,413
Glenmark Pharmaceuticals Ltd.	4,468	28,312
Globus Spirits Ltd.	926	4,406
GMR Infrastructure Ltd.(1)	15,059	5,329
Godawari Power and Ispat Ltd.	740	5,878
Godrej Consumer Products Ltd.(1)	1,224	11,513
Godrej Industries Ltd.(1)	830	5,034
Godrej Properties Ltd.(1)	256	5,354
Granules India Ltd.	4,707	20,644
Graphite India Ltd.	1,876	12,246
Grasim Industries Ltd.	6,093	99,347
Great Eastern Shipping Co. Ltd. (The)	2,250	9,662
Greenply Industries Ltd.	3,388	8,043
Gujarat Gas Ltd.	1,521	10,261
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	2,250	8,909
Gujarat Pipavav Port Ltd.	11,395	15,293
Gujarat State Petronet Ltd.	6,689	22,872
Havells India Ltd.	1,048	15,724
HCL Technologies Ltd.	19,280	240,371
HDFC Asset Management Co. Ltd.	651	25,957
HDFC Life Insurance Co. Ltd.(1)	2,238	21,300
HEG Ltd.(1)	507	9,945
HeidelbergCement India Ltd.	3,441	10,931
Hero MotoCorp Ltd.	2,885	126,238
HFCL Ltd.(1)	17,365	6,851
Hikal Ltd.	2,164	4,674
Hindalco Industries Ltd.	32,613	150,359
Hindustan Petroleum Corp. Ltd.	16,896	55,569
26

Avantis Emerging Markets Equity Fund
	Shares	Value
Hindustan Unilever Ltd.	4,910	$142,199
Housing Development Finance Corp. Ltd.	9,037	311,856
ICICI Bank Ltd., ADR(1)	10,795	179,305
ICICI Lombard General Insurance Co. Ltd.(1)	836	16,183
ICICI Prudential Life Insurance Co. Ltd.(1)	1,107	6,942
ICICI Securities Ltd.	1,089	6,013
IDFC First Bank Ltd.(1)	44,778	38,514
IDFC Ltd.(1)	27,292	20,293
IFB Industries Ltd.(1)	268	4,460
IFCI Ltd.(1)	32,831	3,973
IIFL Finance Ltd.	7,853	29,982
India Cements Ltd. (The)	2,690	5,929
Indiabulls Housing Finance Ltd.(1)	10,177	30,160
Indiabulls Real Estate Ltd.(1)	5,663	6,857
IndiaMart InterMesh Ltd.	217	25,513
Indian Bank(1)	3,251	5,989
Indian Energy Exchange Ltd.	1,177	4,715
Indian Hotels Co. Ltd. (The)	7,143	11,942
Indian Oil Corp. Ltd.	26,628	35,436
Indo Count Industries Ltd.	3,348	5,867
Indraprastha Gas Ltd.	1,402	9,479
Indus Towers Ltd.	8,585	30,007
Info Edge India Ltd.(1)	1,068	71,140
Infosys Ltd., ADR	26,709	457,258
Inox Leisure Ltd.(1)	1,813	7,558
InterGlobe Aviation Ltd.(1)	1,748	38,470
IOL Chemicals and Pharmaceuticals Ltd.	943	7,082
Ipca Laboratories Ltd.	680	17,072
IRB Infrastructure Developers Ltd.	4,609	6,741
Jaiprakash Associates Ltd.(1)	47,432	5,428
JB Chemicals & Pharmaceuticals Ltd.	959	14,572
Jindal Saw Ltd.	8,035	8,666
Jindal Stainless Hisar Ltd.(1)	2,893	4,876
Jindal Stainless Ltd.(1)	5,231	5,047
Jindal Steel & Power Ltd.(1)	11,702	53,316
JK Cement Ltd.	754	27,624
JK Lakshmi Cement Ltd.	2,586	13,112
JK Paper Ltd.	2,723	5,351
JK Tyre & Industries Ltd.	12,213	20,499
JM Financial Ltd.	14,637	18,046
JSW Energy Ltd.	10,448	10,276
JSW Steel Ltd.	20,919	112,088
Jubilant Foodworks Ltd.	1,438	58,688
Jubilant Ingrevia Ltd.	2,179	3,487
Jubilant Pharmova Ltd.	2,179	22,754
Just Dial Ltd.(1)	979	9,471
Kajaria Ceramics Ltd.	1,642	21,157
Kalpataru Power Transmission Ltd.	3,140	16,404
Karnataka Bank Ltd. (The)(1)	4,895	4,501
Karur Vysya Bank Ltd. (The)(1)	9,315	7,535
KEC International Ltd.(1)	3,912	22,856
27

Avantis Emerging Markets Equity Fund
	Shares	Value
KEI Industries Ltd.	948	$6,468
KNR Constructions Ltd.	7,057	20,055
Kolte-Patil Developers Ltd.(1)	1,397	4,596
Kotak Mahindra Bank Ltd.(1)	2,990	72,218
KPIT Technologies Ltd.	3,386	6,617
KPR Mill Ltd.	706	8,871
KRBL Ltd.	2,143	5,717
L&T Finance Holdings Ltd.	24,350	34,669
L&T Technology Services Ltd.	301	10,595
Larsen & Toubro Infotech Ltd.	773	37,805
Larsen & Toubro Ltd.	7,688	150,450
Laurus Labs Ltd.	6,295	29,904
LIC Housing Finance Ltd.	12,884	75,059
Linde India Ltd.	348	7,373
Lupin Ltd.	2,335	32,265
Mahanagar Gas Ltd.	1,034	16,431
Mahindra & Mahindra Financial Services Ltd.(1)	14,900	41,134
Mahindra & Mahindra Ltd.	16,459	182,577
Majesco Ltd.	376	545
Manappuram Finance Ltd.	13,517	32,277
Marico Ltd.	7,930	42,798
Marksans Pharma Ltd.	7,598	5,718
Maruti Suzuki India Ltd.	669	62,602
Max Healthcare Institute Ltd.(1)	7,213	17,991
Meghmani Organics Ltd.	4,499	4,943
Metropolis Healthcare Ltd.	216	5,747
Minda Industries Ltd.	2,212	16,980
Mindtree Ltd.	1,169	25,455
MOIL Ltd.	2,822	5,813
Motherson Sumi Systems Ltd.	33,006	95,621
Motilal Oswal Financial Services Ltd.	657	5,378
Mphasis Ltd.	1,587	35,479
MRF Ltd.	37	42,542
MSTC Ltd.	1,029	3,816
Multi Commodity Exchange of India Ltd.	730	15,027
Muthoot Finance Ltd.	2,767	48,774
Narayana Hrudayalaya Ltd.	2,447	14,417
Natco Pharma Ltd.	1,718	19,038
National Aluminium Co. Ltd.	20,393	16,604
NBCC India Ltd.	27,199	15,805
NCC Ltd.	21,138	26,079
NESCO Ltd.	711	5,718
Nestle India Ltd.	317	69,670
Nippon Life India Asset Management Ltd.	1,267	5,672
NTPC Ltd.	68,154	99,286
Oberoi Realty Ltd.(1)	2,011	14,870
Oil & Natural Gas Corp. Ltd.	38,689	58,280
Oil India Ltd.	8,053	13,811
Orient Cement Ltd.	4,719	5,885
Orient Electric Ltd.	3,194	11,796
Page Industries Ltd.	123	46,878
28

Avantis Emerging Markets Equity Fund
	Shares	Value
Persistent Systems Ltd.	1,079	$24,315
Petronet LNG Ltd.	17,048	59,063
Phillips Carbon Black Ltd.	2,127	5,678
Phoenix Mills Ltd. (The)(1)	640	7,052
PI Industries Ltd.	456	13,603
Pidilite Industries Ltd.	1,318	30,192
Piramal Enterprises Ltd.	862	21,418
PNB Housing Finance Ltd.(1)	2,344	13,998
PNC Infratech Ltd.	3,220	11,922
Polycab India Ltd.	446	8,098
Polyplex Corp. Ltd.	473	5,065
Power Finance Corp. Ltd.(1)	10,140	17,120
Power Grid Corp. of India Ltd.	30,820	89,600
Prestige Estates Projects Ltd.	5,300	21,410
Procter & Gamble Health Ltd.	56	5,101
PTC India Ltd.	7,749	7,743
PVR Ltd.	736	13,700
Quess Corp. Ltd.(1)	2,432	24,770
Radico Khaitan Ltd.	1,230	9,504
Rain Industries Ltd.	2,672	5,985
Rajesh Exports Ltd.	1,625	11,220
Rallis India Ltd.	2,331	8,085
Ramco Cements Ltd. (The)	2,048	26,933
RBL Bank Ltd.	5,920	18,891
REC Ltd.	25,131	46,174
Redington India Ltd.	6,701	16,745
Relaxo Footwears Ltd.(1)	466	5,419
Reliance Industries Ltd., GDR	8,799	503,981
Repco Home Finance Ltd.	1,964	8,886
Sanofi India Ltd.	158	17,774
SBI Life Insurance Co. Ltd.(1)	1,236	14,592
Schaeffler India Ltd.	175	12,338
Shipping Corp. of India Ltd.	5,563	7,603
Shree Cement Ltd.(1)	170	61,209
Shriram Transport Finance Co. Ltd.	9,619	167,161
Siemens Ltd.	1,247	31,329
Sobha Ltd.	1,143	6,818
Sonata Software Ltd.	2,437	15,855
South Indian Bank Ltd. (The)(1)	51,265	6,844
SRF Ltd.	670	49,418
State Bank of India, GDR(1)	2,337	122,165
Sterling & Wilson Solar Ltd.(1)	1,546	4,796
Sterlite Technologies Ltd.	6,111	17,254
Strides Pharma Science Ltd.	2,601	29,387
Sudarshan Chemical Industries	728	5,200
Sun Pharmaceutical Industries Ltd.	11,080	89,534
Sundaram Finance Ltd.	691	24,811
Sundram Fasteners Ltd.	2,633	25,596
Sunteck Realty Ltd.	990	4,666
Supreme Industries Ltd.	1,264	34,816
Syngene International Ltd.(1)	1,687	12,914
29

Avantis Emerging Markets Equity Fund
	Shares	Value
Tanla Platforms Ltd.	2,527	$30,841
Tata Chemicals Ltd.	8,877	89,089
Tata Communications Ltd.	640	9,356
Tata Consultancy Services Ltd.	8,126	319,766
Tata Consumer Products Ltd.	1,847	15,252
Tata Elxsi Ltd.	543	19,574
Tata Motors Ltd., ADR(1)	7,445	163,716
Tata Power Co. Ltd. (The)	24,630	31,745
Tata Steel BSL Ltd.(1)	12,597	7,820
Tata Steel Long Products Ltd.(1)	679	6,336
Tata Steel Ltd.	18,775	182,012
Tech Mahindra Ltd.	5,241	65,309
Thyrocare Technologies Ltd.	472	5,822
Timken India Ltd.	308	5,336
Titan Co. Ltd.	2,021	38,562
Torrent Pharmaceuticals Ltd.	288	9,502
Torrent Power Ltd.	960	4,988
Trident Ltd.(1)	68,002	12,951
Tube Investments of India Ltd.	2,051	30,016
Uflex Ltd.	943	4,636
Ujjivan Financial Services Ltd.	1,463	4,839
UltraTech Cement Ltd.	914	75,926
Union Bank of India(1)	17,616	9,701
United Spirits Ltd.(1)	3,063	22,215
UPL Ltd.	5,649	42,989
V-Guard Industries Ltd.(1)	2,008	6,145
Vaibhav Global Ltd.	205	9,791
Vakrangee Ltd.	20,310	14,672
Vardhman Textiles Ltd.(1)	539	8,650
Varroc Engineering Ltd.(1)	1,399	7,697
Vedanta Ltd., ADR(2)	13,156	148,005
Vinati Organics Ltd.	714	13,661
VIP Industries Ltd.(1)	1,621	8,819
Vodafone Idea Ltd.(1)	232,783	35,675
Voltas Ltd.	1,275	17,628
Welspun Corp. Ltd.	6,439	11,382
Welspun India Ltd.	8,782	8,256
Westlife Development Ltd.(1)	808	5,496
Wipro Ltd., ADR	8,383	51,388
Wockhardt Ltd.(1)	1,407	9,582
Yes Bank Ltd.(1)	105,873	22,662
Zee Entertainment Enterprises Ltd.	13,683	37,305
Zensar Technologies Ltd.	2,425	9,786
		11,225,547
Indonesia — 1.8%
Ace Hardware Indonesia Tbk PT	107,700	11,520
Adaro Energy Tbk PT	603,500	50,289
Adhi Karya Persero Tbk PT	82,400	8,009
Adi Sarana Armada Tbk PT(1)	18,500	1,630
Agung Podomoro Land Tbk PT(1)	80,200	984
AKR Corporindo Tbk PT	102,100	24,148
30

Avantis Emerging Markets Equity Fund
	Shares	Value
Alam Sutera Realty Tbk PT(1)	534,300	$8,851
Aneka Tambang Tbk	161,800	32,212
Astra Agro Lestari Tbk PT	13,500	10,661
Astra International Tbk PT	259,400	98,165
Bank BTPN Syariah Tbk PT	29,000	8,339
Bank Bukopin Tbk(1)	524,600	21,283
Bank Central Asia Tbk PT	55,900	131,833
Bank China Construction Bank Indonesia Tbk PT(1)	357,900	3,842
Bank Mandiri Persero Tbk PT(1)	155,400	67,063
Bank Negara Indonesia Persero Tbk PT	128,200	53,533
Bank Pan Indonesia Tbk PT(1)	16,900	1,359
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	85,800	9,569
Bank Pembangunan Daerah Jawa Timur Tbk PT	113,500	6,751
Bank Rakyat Indonesia Persero Tbk PT(1)	461,000	152,361
Bank Syariah Indonesia Tbk PT(1)	61,200	12,629
Bank Tabungan Negara Persero Tbk PT	143,100	20,750
Barito Pacific Tbk PT(1)	133,300	10,281
Buana Lintas Lautan Tbk PT(1)	553,700	11,898
Bukit Asam Tbk PT	93,000	17,686
Bumi Serpong Damai Tbk PT(1)	228,300	18,562
Buyung Poetra Sembada PT	68,000	1,320
Charoen Pokphand Indonesia Tbk PT	41,500	17,915
Ciputra Development Tbk PT	246,300	19,964
Delta Dunia Makmur Tbk PT(1)	222,900	4,849
Elnusa Tbk PT	183,200	5,197
Erajaya Swasembada Tbk PT(1)	72,500	13,383
Gajah Tunggal Tbk PT(1)	82,900	4,975
Global Mediacom Tbk PT(1)	53,600	986
Harum Energy Tbk PT(1)	16,200	7,278
Indah Kiat Pulp & Paper Corp Tbk PT	62,800	58,069
Indika Energy Tbk PT	70,800	7,354
Indo Tambangraya Megah Tbk PT	15,400	13,258
Indocement Tunggal Prakarsa Tbk PT	27,100	23,751
Indofood CBP Sukses Makmur Tbk PT	13,800	8,306
Indofood Sukses Makmur Tbk PT	70,800	30,072
Indosat Tbk PT(1)	74,500	29,025
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	100,600	5,616
Japfa Comfeed Indonesia Tbk PT	274,200	29,540
Kalbe Farma Tbk PT	321,300	33,160
Krakatau Steel (Persero) Tbk PT(1)	252,300	12,485
Kresna Graha Investama Tbk PT(1)	28,000	145
Link Net Tbk PT	36,300	8,403
Lippo Karawaci Tbk PT(1)	765,000	10,843
Malindo Feedmill Tbk PT(1)	13,400	654
Matahari Department Store Tbk PT(1)	48,500	4,286
Medco Energi Internasional Tbk PT(1)	283,340	13,816
Media Nusantara Citra Tbk PT(1)	116,000	9,228
Merdeka Copper Gold Tbk PT(1)	106,600	21,154
Mitra Adiperkasa Tbk PT(1)	265,800	15,023
Mitra Keluarga Karyasehat Tbk PT	29,600	6,172
Pabrik Kertas Tjiwi Kimia Tbk PT	25,700	26,655
31

Avantis Emerging Markets Equity Fund
	Shares	Value
Pakuwon Jati Tbk PT(1)	287,300	$11,090
Panin Financial Tbk PT(1)	427,000	6,895
Perusahaan Gas Negara Tbk PT	112,800	11,397
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	65,700	6,110
PP Persero Tbk PT	159,800	18,107
Puradelta Lestari Tbk PT	105,100	1,725
Ramayana Lestari Sentosa Tbk PT	61,500	3,150
Rimo International Lestari Tbk PT(1)	329,900	1,158
Salim Ivomas Pratama Tbk PT(1)	44,700	1,386
Sarana Menara Nusantara Tbk PT	219,800	19,519
Selamat Sempurna Tbk PT	68,200	6,255
Semen Indonesia Persero Tbk PT	76,700	54,867
Siloam International Hospitals Tbk PT(1)	2,000	752
Sri Rejeki Isman Tbk PT	54,600	927
Summarecon Agung Tbk PT(1)	396,800	22,971
Surya Citra Media Tbk PT(1)	114,900	15,949
Surya Esa Perkasa Tbk PT(1)	52,700	789
Surya Semesta Internusa Tbk PT	20,600	752
Telekomunikasi Indonesia Persero Tbk PT, ADR	6,035	144,719
Timah Tbk PT(1)	178,800	27,854
Tower Bersama Infrastructure Tbk PT	253,700	38,819
Tunas Baru Lampung Tbk PT	24,900	1,655
Unilever Indonesia Tbk PT	69,500	34,261
United Tractors Tbk PT	31,000	49,016
Waskita Beton Precast Tbk PT	48,300	874
Waskita Karya Persero Tbk PT	158,700	15,955
Wijaya Karya Persero Tbk PT	60,800	7,410
XL Axiata Tbk PT	75,700	11,674
		1,753,126
Malaysia — 1.7%
7-Eleven Malaysia Holdings Bhd, Class B	3,000	965
Aeon Co. M Bhd	34,400	9,858
AEON Credit Service M Bhd	500	1,443
AirAsia Group Bhd(1)	8,300	1,859
Alliance Bank Malaysia Bhd(1)	34,700	22,639
AMMB Holdings Bhd	34,700	27,043
ATA IMS Bhd	2,900	1,984
Axiata Group Bhd	24,800	21,687
Berjaya Corp. Bhd(1)	18,096	805
Berjaya Sports Toto Bhd	7,474	3,913
Bermaz Auto Bhd	4,200	1,383
Bumi Armada Bhd(1)	80,500	7,832
Bursa Malaysia Bhd	9,300	20,913
Cahya Mata Sarawak Bhd	17,400	9,972
Careplus Group Bhd	13,500	6,013
Carlsberg Brewery Malaysia Bhd	2,500	14,813
CIMB Group Holdings Bhd	52,300	55,768
Coastal Contracts Bhd(1)	3,400	662
Comfort Glove Bhd	6,800	3,742
Cypark Resources Bhd(1)	15,400	5,606
D&O Green Technologies Bhd	25,100	24,796
32

Avantis Emerging Markets Equity Fund
	Shares	Value
Dagang NeXchange Bhd(1)	15,500	$2,740
Datasonic Group Bhd	28,200	3,579
Dayang Enterprise Holdings Bhd(1)	17,100	6,359
Dialog Group Bhd	31,500	25,089
DiGi.Com Bhd	35,100	32,073
DRB-Hicom Bhd	29,900	13,447
Dufu Technology Corp. Bhd	2,800	2,796
Duopharma Biotech Bhd	9,300	7,115
Eco World Development Group Bhd	20,700	2,461
Econpile Holdings Bhd(1)	5,500	580
Ekovest Bhd	9,600	1,112
Fraser & Neave Holdings Bhd	900	6,928
Frontken Corp. Bhd	9,600	12,333
Gamuda Bhd(1)	31,400	25,796
Genting Bhd	25,100	28,595
Genting Malaysia Bhd	34,300	24,460
Genting Plantations Bhd	6,300	14,773
Globetronics Technology Bhd	12,200	8,566
Hai-O Enterprise Bhd	2,000	1,064
HAP Seng Consolidated Bhd	4,400	9,247
Hartalega Holdings Bhd	6,900	16,957
Hengyuan Refining Co. Bhd(1)	5,300	8,194
Hiap Teck Venture Bhd	65,900	6,930
Hibiscus Petroleum Bhd(1)	38,500	6,503
Hong Leong Bank Bhd	2,200	9,665
Hong Leong Financial Group Bhd	300	1,255
Hong Leong Industries Bhd	400	808
IHH Healthcare Bhd	4,300	5,390
IJM Corp. Bhd	85,800	33,244
Inari Amertron Bhd	51,900	45,998
IOI Corp. Bhd	7,800	8,248
IOI Properties Group Bhd	41,800	14,100
JAKS Resources Bhd(1)	11,180	2,027
Jaya Tiasa Holdings Bhd(1)	28,000	5,357
Kossan Rubber Industries	11,600	11,283
KPJ Healthcare Bhd	33,800	8,335
KSL Holdings Bhd(1)	5,500	808
Kuala Lumpur Kepong Bhd	3,300	19,146
Land & General Bhd(1)	29,900	846
LBS Bina Group Bhd(1)	8,961	898
Leong Hup International Bhd	5,600	967
Lii Hen Industries Bhd	1,400	1,255
Lotte Chemical Titan Holding Bhd	20,000	11,154
Luxchem Corp. Bhd	20,900	3,998
Mah Sing Group Bhd	51,600	10,054
Malakoff Corp. Bhd	6,800	1,358
Malayan Banking Bhd	33,698	66,821
Malayan Flour Mills Bhd	26,300	5,381
Malaysia Airports Holdings Bhd	27,900	41,286
Malaysia Building Society Bhd	54,500	9,068
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	4,700	510
33

Avantis Emerging Markets Equity Fund
	Shares	Value
Malaysian Pacific Industries Bhd	2,600	$23,754
Malaysian Resources Corp. Bhd	9,900	1,013
Matrix Concepts Holdings Bhd	12,200	5,444
Maxis Bhd	22,900	26,814
Media Prima Bhd(1)	15,000	2,043
Mega First Corp. Bhd	2,100	3,980
MISC Bhd	16,500	27,544
MKH Bhd	2,900	935
MMC Corp. Bhd	15,400	2,954
Muhibbah Engineering M Bhd	2,000	457
My EG Services Bhd	52,200	27,215
Naim Holdings Bhd	4,300	838
Nestle Malaysia Bhd	500	17,012
OCK Group Bhd(1)	7,100	849
OSK Holdings Bhd	6,600	1,384
Padini Holdings Bhd	2,100	1,526
Paramount Corp. Bhd	3,400	697
Pentamaster Corp. Bhd	9,300	14,440
Perak Transit Bhd	5,566	1,142
PESTECH International Bhd	11,600	3,380
Petronas Chemicals Group Bhd	15,600	28,657
Petronas Dagangan Bhd	3,800	18,757
Petronas Gas Bhd	2,500	10,126
Poh Huat Resources Holdings Bhd	2,800	1,141
PPB Group Bhd	1,800	8,339
Press Metal Aluminium Holdings Bhd	8,500	20,314
Public Bank Bhd	126,700	130,015
QL Resources Bhd	2,250	3,410
Ranhill Utilities Bhd	3,737	767
RHB Bank Bhd	31,000	41,400
Sam Engineering & Equipment M Bhd	600	1,014
Sapura Energy Bhd(1)	43,200	1,542
Sarawak Oil Palms Bhd	1,400	1,349
Scientex Bhd	22,400	22,235
Serba Dinamik Holdings Bhd	4,000	1,688
Sime Darby Bhd	66,700	37,336
Sime Darby Plantation Bhd	14,900	18,005
Sime Darby Property Bhd	33,900	4,855
SKP Resources Bhd	18,900	10,629
SP Setia Bhd Group	24,000	5,412
Sunway Bhd	27,600	10,236
Sunway Construction Group Bhd	11,200	4,636
Supermax Corp. Bhd	36,936	43,942
Syarikat Takaful Malaysia Keluarga Bhd	1,400	1,589
Ta Ann Holdings Bhd	1,700	1,233
Taliworks Corp. Bhd	23,700	4,824
Telekom Malaysia Bhd	25,800	39,081
Tenaga Nasional Bhd	28,000	69,786
Thong Guan Industries Bhd	2,400	1,306
TIME dotCom Bhd	6,600	22,658
Titijaya Land Bhd(1)	32,800	3,162
34

Avantis Emerging Markets Equity Fund
	Shares	Value
Top Glove Corp. Bhd	24,600	$31,678
Tropicana Corp. Bhd(1)	4,807	1,111
Uchi Technologies Bhd	1,500	1,210
UEM Sunrise Bhd(1)	6,800	672
UMW Holdings Bhd	5,900	4,360
Unisem M Bhd	13,300	29,181
UWC Bhd	6,400	10,191
Velesto Energy Bhd(1)	22,900	930
ViTrox Corp. Bhd	2,000	8,496
Vizione Holdings Bhd(1)	5,100	351
VS Industry Bhd	33,400	24,757
Wah Seong Corp. Bhd	16,200	2,857
WCT Holdings Bhd(1)	7,373	947
Westports Holdings Bhd	11,600	11,688
Yinson Holdings Bhd	4,200	5,511
YTL Corp. Bhd(1)	27,796	4,522
		1,701,980
Mexico — 2.2%
Alfa SAB de CV, Series A	66,800	36,400
Alpek SAB de CV(1)	12,290	11,044
Alsea SAB de CV(1)	4,700	5,729
America Movil SAB de CV, Class L ADR	16,978	215,621
Arca Continental SAB de CV	2,200	10,006
Banco del Bajio SA(1)	40,992	47,574
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR(1)	4,307	20,415
Becle SAB de CV	4,400	9,105
Bolsa Mexicana de Valores SAB de CV	7,200	14,754
Cemex SAB de CV, ADR(1)	9,300	61,473
Coca-Cola Femsa SAB de CV	4,700	19,826
Consorcio ARA SAB de CV(1)(2)	4,900	939
Controladora Nemak SAB de CV(1)	66,800	9,228
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	2,081	30,965
Corp. Inmobiliaria Vesta SAB de CV	17,700	33,326
Credito Real SAB de CV SOFOM ER(1)	1,900	1,035
El Puerto de Liverpool SAB de CV, Class C1	600	1,815
Fomento Economico Mexicano SAB de CV, ADR	1,729	118,436
Genomma Lab Internacional SAB de CV, Class B(1)	12,200	12,205
Gentera SAB de CV(1)	33,900	16,982
Gruma SAB de CV, B Shares	3,075	33,512
Grupo Aeromexico SAB de CV(1)	6,856	2,006
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(1)(2)	968	44,973
Grupo Aeroportuario del Pacifico SAB de CV, ADR(1)	336	34,060
Grupo Aeroportuario del Sureste SAB de CV, ADR(1)	232	43,187
Grupo Bimbo SAB de CV, Series A	16,700	31,259
Grupo Carso SAB de CV(1)	8,000	19,697
Grupo Cementos de Chihuahua SAB de CV	11,600	72,258
Grupo Comercial Chedraui SA de CV	1,300	2,001
Grupo Financiero Banorte SAB de CV(1)	40,996	205,872
Grupo Financiero Inbursa SAB de CV(1)	20,800	18,691
Grupo GICSA SAB de CV(1)	8,000	1,300
35

Avantis Emerging Markets Equity Fund
	Shares	Value
Grupo Industrial Saltillo SAB de CV(1)	1,800	$2,237
Grupo Mexico SAB de CV, Series B	52,794	250,280
Grupo Rotoplas SAB de CV(1)(2)	1,846	2,487
Grupo Televisa SAB, ADR(1)	19,718	146,110
Grupo Traxion SAB de CV(1)	1,500	1,813
Hoteles City Express SAB de CV(1)	1,300	360
Industrias Bachoco SAB de CV	700	2,321
Industrias Penoles SAB de CV(1)	1,920	26,369
Infraestructura Energetica Nova SAB de CV(1)	9,796	34,336
Kimberly-Clark de Mexico SAB de CV, A Shares	30,200	48,387
La Comer SAB de CV	2,600	5,304
Megacable Holdings SAB de CV	24,100	83,229
Nemak SAB de CV	29,400	8,713
Orbia Advance Corp. SAB de CV	32,800	76,085
Promotora y Operadora de Infraestructura SAB de CV	4,330	31,944
Qualitas Controladora SAB de CV	6,900	37,447
Regional SAB de CV(1)	17,290	78,479
Telesites SAB de CV(1)	23,900	21,066
Unifin Financiera SAB de CV(1)	700	829
Wal-Mart de Mexico SAB de CV	37,497	106,714
		2,150,204
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR(1)	5,531	61,173
Credicorp Ltd.	807	129,128
Intercorp Financial Services, Inc.(2)	1,730	60,377
Southern Copper Corp.	1,096	78,178
		328,856
Philippines — 0.8%
Aboitiz Equity Ventures, Inc.	16,600	14,415
Aboitiz Power Corp.	12,100	6,037
AC Energy Corp.	70,000	10,639
Alliance Global Group, Inc.	166,000	36,422
Ayala Corp.	1,490	23,021
Ayala Land, Inc.	38,900	31,314
Ayalaland Logistics Holdings Corp.(1)	17,000	1,039
Bank of the Philippine Islands	27,840	51,226
BDO Unibank, Inc.	28,400	61,864
Cebu Air, Inc.(1)	6,390	5,908
Century Pacific Food, Inc.	6,000	2,226
Chelsea Logistics and Infrastructure Holdings Corp.(1)	9,200	778
Cosco Capital, Inc.	51,700	5,829
DMCI Holdings, Inc.	131,100	14,473
DoubleDragon Properties Corp.(1)	2,700	848
East West Banking Corp.(1)	5,400	1,118
EEI Corp.	5,000	845
Filinvest Land, Inc.	41,000	972
First Gen Corp.	22,300	13,695
Ginebra San Miguel, Inc.	1,300	1,416
Global Ferronickel Holdings, Inc.(1)	171,000	10,455
Globe Telecom, Inc.	450	18,736
GT Capital Holdings, Inc.	2,150	24,777
36

Avantis Emerging Markets Equity Fund
	Shares	Value
Integrated Micro-Electronics, Inc.(1)	6,600	$1,787
International Container Terminal Services, Inc.	14,960	37,029
JG Summit Holdings, Inc.	30,713	40,841
Jollibee Foods Corp.	5,280	19,479
Manila Electric Co.	1,270	7,085
Manila Water Co., Inc.(1)	2,800	900
Max's Group, Inc.	4,100	584
Megaworld Corp.	408,000	30,492
Metro Pacific Investments Corp.	373,000	31,248
Metropolitan Bank & Trust Co.	44,520	46,545
Nickel Asia Corp.	85,000	10,076
Petron Corp.	75,000	5,473
Pilipinas Shell Petroleum Corp.(1)	1,600	717
PLDT, Inc., ADR(2)	915	24,119
Puregold Price Club, Inc.	11,900	9,076
Robinsons Land Corp.	91,300	37,007
Robinsons Retail Holdings, Inc.	9,040	10,537
Security Bank Corp.	5,220	14,096
Semirara Mining & Power Corp.	25,000	6,603
SM Investments Corp.	1,335	27,763
SM Prime Holdings, Inc.	37,200	27,668
Universal Robina Corp.	4,080	10,742
Vista Land & Lifescapes, Inc.	62,800	5,586
Wilcon Depot, Inc.	17,100	6,324
		749,830
Poland — 1.1%
Alior Bank SA(1)	3,036	17,627
Allegro.eu SA(1)	1,485	25,480
AmRest Holdings SE(1)	2,830	24,121
Asseco Poland SA	1,398	24,807
Bank Millennium SA(1)	39,467	43,472
Bank Polska Kasa Opieki SA(1)	3,369	60,886
CCC SA(1)	861	21,827
CD Projekt SA(1)	620	39,115
Ciech SA(1)	2,368	21,527
Cyfrowy Polsat SA	4,067	30,934
Dino Polska SA(1)	962	63,099
Enea SA(1)	4,731	8,227
Eurocash SA(1)	2,586	8,862
Famur SA(1)	6,958	4,865
Grupa Azoty SA(1)	3,462	27,681
Grupa Lotos SA	2,860	32,128
Jastrzebska Spolka Weglowa SA(1)	2,700	25,399
KGHM Polska Miedz SA(1)	2,108	106,377
KRUK SA(1)	388	18,660
LPP SA(1)	16	33,399
Lubelski Wegiel Bogdanka SA(1)	109	679
mBank SA(1)	675	39,879
Mercator Medical SA(1)	146	13,318
Neuca SA	24	4,469
Orange Polska SA(1)	14,128	23,798
37

Avantis Emerging Markets Equity Fund
	Shares	Value
PGE Polska Grupa Energetyczna SA(1)	7,153	$12,621
PKP Cargo SA(1)	196	942
PlayWay SA	39	5,737
Polski Koncern Naftowy ORLEN SA	9,327	145,716
Polskie Gornictwo Naftowe i Gazownictwo SA	30,500	45,437
Powszechna Kasa Oszczednosci Bank Polski SA(1)	8,650	69,484
Powszechny Zaklad Ubezpieczen SA(1)	5,424	42,310
Santander Bank Polska SA(1)	596	33,430
Tauron Polska Energia SA(1)	17,464	11,916
TEN Square Games SA	170	22,584
Warsaw Stock Exchange	783	9,306
		1,120,119
Russia — 2.8%
Gazprom PJSC, ADR	46,188	266,834
Globaltrans Investment plc, GDR	14,882	99,123
LUKOIL PJSC, ADR	7,292	538,773
Magnit PJSC, GDR	4,635	63,060
Mail.ru Group Ltd., GDR(1)	87	2,335
MMC Norilsk Nickel PJSC, ADR	8,189	255,904
Mobile TeleSystems PJSC, ADR	5,197	42,719
Novatek PJSC, GDR	574	97,348
Novolipetsk Steel PJSC, GDR	3,226	94,831
O'Key Group SA, GDR	1,578	1,231
PhosAgro PJSC, GDR	7,749	135,994
Ros Agro plc, GDR	125	1,508
Rosneft Oil Co. PJSC, GDR	25,955	178,723
Sberbank of Russia PJSC, ADR (London)	33,521	483,901
Severstal PAO, GDR	8,215	147,058
Tatneft PJSC, ADR	5,385	223,369
TMK PJSC, GDR	2,869	9,166
VTB Bank PJSC, GDR	126,541	120,426
X5 Retail Group NV, GDR	812	26,310
		2,788,613
South Africa — 4.3%
Absa Group Ltd.	18,291	146,307
Adcock Ingram Holdings Ltd.	305	857
Advtech Ltd.(1)	12,737	10,093
AECI Ltd.	5,378	35,252
African Rainbow Minerals Ltd.	2,061	40,353
Afrimat Ltd.	756	2,213
Alexander Forbes Group Holdings Ltd.	4,775	1,344
Anglo American Platinum Ltd.	425	51,584
AngloGold Ashanti Ltd., ADR	3,220	64,271
Aspen Pharmacare Holdings Ltd.(1)	7,251	68,309
Astral Foods Ltd.	1,498	13,348
AVI Ltd.	8,059	37,801
Balwin Properties Ltd.	4,197	1,179
Barloworld Ltd.(1)	15,037	90,393
Bid Corp. Ltd.	2,417	45,310
Bidvest Group Ltd. (The)	5,166	57,232
Blue Label Telecoms Ltd.(1)	5,048	1,585
38

Avantis Emerging Markets Equity Fund
	Shares	Value
Brait SE(1)	4,194	$685
Capitec Bank Holdings Ltd.(1)	881	77,921
Cashbuild Ltd.	488	9,988
City Lodge Hotels Ltd.(1)	2,646	593
Clicks Group Ltd.	4,742	76,673
Coronation Fund Managers Ltd.	3,377	11,090
Curro Holdings Ltd.	896	592
DataTec Ltd.(1)	6,090	10,378
Dis-Chem Pharmacies Ltd.(1)	10,080	14,918
Discovery Ltd.	8,239	76,942
DRDGOLD Ltd.	20,138	18,463
EOH Holdings Ltd.(1)	1,194	631
EPP NV(1)	3,537	2,231
Exxaro Resources Ltd.	4,035	45,504
Famous Brands Ltd.(1)	293	892
FirstRand Ltd.	55,934	185,443
Foschini Group Ltd. (The)(1)	12,607	87,600
Gold Fields Ltd., ADR	9,385	76,863
Harmony Gold Mining Co. Ltd., ADR(1)	8,375	31,741
Impala Platinum Holdings Ltd.	11,502	186,471
Investec Ltd.	11,930	31,130
KAP Industrial Holdings Ltd.(1)	44,978	12,040
Kumba Iron Ore Ltd.	679	29,083
Lewis Group Ltd.	508	865
Liberty Holdings Ltd.	2,210	10,275
Life Healthcare Group Holdings Ltd.(1)	32,255	38,297
Massmart Holdings Ltd.(1)	2,982	8,809
Metair Investments Ltd.(1)	1,914	2,295
MiX Telematics Ltd., ADR	83	1,153
Momentum Metropolitan Holdings	34,030	37,925
Motus Holdings Ltd.(1)	5,780	29,988
Mpact Ltd.	965	1,175
Mr Price Group Ltd.	7,388	85,114
MTN Group	32,380	155,527
MultiChoice Group	12,816	108,004
Murray & Roberts Holdings Ltd.(1)	1,453	739
Nampak Ltd.(1)	4,076	859
Naspers Ltd., N Shares	1,780	413,982
Nedbank Group Ltd.	8,636	74,346
NEPI Rockcastle plc	8,450	51,802
Netcare Ltd.(1)	24,526	22,178
Ninety One Ltd.	573	1,724
Northam Platinum Ltd.(1)	5,393	79,053
Oceana Group Ltd.	464	2,049
Old Mutual Ltd.	100,860	89,398
Omnia Holdings Ltd.(1)	6,402	18,960
Pepkor Holdings Ltd.(1)	8,240	8,093
Pick n Pay Stores Ltd.	10,172	34,617
PPC Ltd.(1)	125,428	13,179
Rand Merchant Investment Holdings Ltd.	22,456	45,140
Raubex Group Ltd.	1,373	2,079
39

Avantis Emerging Markets Equity Fund
	Shares	Value
Reinet Investments SCA	2,045	$38,305
Remgro Ltd.	10,860	74,343
Reunert Ltd.	3,156	9,581
RFG Holdings Ltd.	1,040	798
RMB Holdings Ltd.(1)	8,812	868
Royal Bafokeng Platinum Ltd.(1)	5,095	30,390
Sanlam Ltd.	32,275	129,578
Santam Ltd.	817	13,161
Sappi Ltd.(1)	40,133	117,874
Sasol Ltd., ADR(1)	11,666	146,525
Shoprite Holdings Ltd.	8,251	72,382
Sibanye Stillwater Ltd., ADR	7,239	132,836
SPAR Group Ltd. (The)	3,471	43,693
Standard Bank Group Ltd.	16,630	145,754
Steinhoff International Holdings NV(1)	35,801	4,617
Sun International Ltd.(1)	488	501
Super Group Ltd.(1)	5,448	9,645
Telkom SA SOC Ltd.	11,276	30,479
Tiger Brands Ltd.	4,347	57,967
Trencor Ltd.	1,689	441
Truworths International Ltd.	19,786	63,687
Tsogo Sun Gaming Ltd.(1)	3,616	1,495
Tsogo Sun Hotels Ltd.(1)	3,866	437
Vodacom Group Ltd.	8,287	68,131
Wilson Bayly Holmes-Ovcon Ltd.(1)	1,556	9,929
Woolworths Holdings Ltd.	20,019	60,881
Zeder Investments Ltd.	8,750	1,534
		4,258,760
South Korea — 14.0%
Advanced Process Systems Corp.(1)	436	10,979
AfreecaTV Co. Ltd.	68	4,404
Alteogen, Inc.(1)	120	13,849
Amorepacific Corp.	198	41,314
AMOREPACIFIC Group	58	3,339
Aprogen KIC, Inc.(1)	437	716
Aprogen pharmaceuticals, Inc.(1)	1,383	1,385
Asiana Airlines, Inc.(1)	365	4,806
BGF Co. Ltd.	616	3,012
BGF retail Co. Ltd.	137	19,358
BH Co. Ltd.	157	2,513
Binex Co. Ltd.(1)	410	9,921
Binggrae Co. Ltd.(1)	162	8,390
Bioneer Corp.(1)	241	3,568
BNK Financial Group, Inc.	5,193	27,222
Boditech Med, Inc.	309	4,577
Byucksan Corp.	2,612	5,777
Cafe24 Corp.(1)	224	6,493
Celltrion Healthcare Co. Ltd.(1)	270	30,141
Celltrion Pharm, Inc.(1)	70	9,565
Celltrion, Inc.(1)	395	104,463
Cheil Worldwide, Inc.	1,965	33,972
40

Avantis Emerging Markets Equity Fund
	Shares	Value
Chong Kun Dang Pharmaceutical Corp.(1)	84	$12,781
Chongkundang Holdings Corp.(1)	42	3,860
Chunbo Co. Ltd.	75	10,653
CJ CGV Co. Ltd.(1)	377	9,562
CJ CheilJedang Corp.	131	47,353
CJ Corp.	193	15,909
CJ ENM Co. Ltd.	277	34,088
CJ Logistics Corp.(1)	239	34,871
CMG Pharmaceutical Co. Ltd.(1)	803	3,136
Com2uSCorp	114	14,034
Cosmax, Inc.(1)	83	7,718
Coway Co. Ltd.	492	28,312
COWELL FASHION Co. Ltd.	866	4,405
CS Wind Corp.	558	35,925
Cuckoo Homesys Co. Ltd.(1)	216	7,794
Daea TI Co. Ltd.	824	3,824
Daeduck Electronics Co. Ltd.	688	8,895
Daesang Corp.(1)	518	11,494
Daewoo Engineering & Construction Co. Ltd.(1)	4,616	24,111
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	196	4,439
Daewoong Co. Ltd.(1)	322	10,441
Daishin Securities Co. Ltd.(1)	665	8,206
Daou Data Corp.(1)	673	7,915
Daou Technology, Inc.	790	19,079
Dawonsys Co. Ltd.	551	9,716
DB Financial Investment Co. Ltd.(1)	717	3,654
DB HiTek Co. Ltd.	1,761	88,436
DB Insurance Co. Ltd.	1,088	40,099
Dentium Co. Ltd.(1)	152	8,273
DGB Financial Group, Inc.	2,793	17,501
DL E&C Co. Ltd.(1)	275	27,170
DL Holdings Co. Ltd.	340	26,091
Dong-A Socio Holdings Co. Ltd.	49	5,057
Dong-A ST Co. Ltd.(1)	58	4,233
Dongjin Semichem Co. Ltd.(1)	597	16,258
DongKook Pharmaceutical Co. Ltd.	415	10,580
Dongkuk Steel Mill Co. Ltd.	2,359	18,819
Dongsuh Cos., Inc.	282	10,111
Dongwon Development Co. Ltd.	641	2,937
Dongwon F&B Co. Ltd.	41	7,221
Dongwon Industries Co. Ltd.	40	9,234
Doosan Heavy Industries & Construction Co. Ltd.(1)	797	7,495
Doosan Infracore Co. Ltd.(1)	1,611	11,256
DoubleUGames Co. Ltd.	96	4,723
Douzone Bizon Co. Ltd.	210	20,521
E-MART, Inc.	487	73,175
Echo Marketing, Inc.	366	8,643
Ecopro BM Co. Ltd.	78	11,223
Ecopro Co. Ltd.	201	11,455
ENF Technology Co. Ltd.	240	9,043
Eo Technics Co. Ltd.(1)	17	1,526
41

Avantis Emerging Markets Equity Fund
	Shares	Value
Eubiologics Co. Ltd.(1)	431	$7,076
Eugene Corp.(1)	974	4,187
Eugene Investment & Securities Co. Ltd.(1)	2,144	7,144
F&F Co. Ltd.(1)	96	11,875
Feelux Co. Ltd.(1)	311	1,208
Fila Holdings Corp.	863	30,719
Foosung Co. Ltd.(1)	845	7,564
Genexine, Inc.(1)	81	6,930
GOLFZON Co. Ltd.(1)	83	4,638
Grand Korea Leisure Co. Ltd.(1)	242	3,434
Green Cross Corp.	41	13,765
GS Engineering & Construction Corp.	2,436	78,708
GS Holdings Corp.	809	28,212
GS Home Shopping, Inc.	51	6,170
GS Retail Co. Ltd.	446	14,367
Halla Holdings Corp.	152	5,620
Hana Financial Group, Inc.	6,412	211,382
Hana Tour Service, Inc.(1)	48	2,922
Handsome Co. Ltd.	74	2,447
Hanil Cement Co. Ltd.	73	7,533
Hanjin Heavy Industries & Construction Co. Ltd.(1)	2,594	16,741
Hanjin Kal Corp.(1)	187	10,084
Hanjin Transportation Co. Ltd.(1)	142	5,339
Hankook Tire & Technology Co. Ltd.	672	28,472
Hanmi Pharm Co. Ltd.(1)	25	7,627
Hanon Systems	2,506	34,385
Hansae Co. Ltd.	542	9,914
Hansol Chemical Co. Ltd.	139	30,157
Hansol Paper Co. Ltd.	319	3,713
Hansol Technics Co. Ltd.(1)	1,045	8,828
Hanssem Co. Ltd.(1)	121	10,752
Hanwha Aerospace Co. Ltd.(1)	1,438	47,196
Hanwha Corp.(1)	1,543	40,151
Hanwha General Insurance Co. Ltd.(1)	2,607	8,769
Hanwha Investment & Securities Co. Ltd.(1)	2,585	6,388
Hanwha Life Insurance Co. Ltd.	11,279	32,163
Hanwha Solutions Corp.(1)	2,417	96,812
Hanwha Systems Co. Ltd.	1,452	27,128
Harim Holdings Co. Ltd.	345	2,654
HDC Holdings Co. Ltd.(1)	769	7,492
HDC Hyundai Development Co-Engineering & Construction, E Shares	178	4,241
Helixmith Co. Ltd.(1)	112	2,399
Hite Jinro Co. Ltd.(1)	419	12,743
HLB Life Science Co. Ltd.(1)	239	3,863
HLB, Inc.(1)	56	3,423
HMM Co. Ltd.(1)	9,756	164,930
Hotel Shilla Co. Ltd.	319	23,383
HS Industries Co. Ltd.(1)	758	5,240
Huchems Fine Chemical Corp.	426	8,677
Hugel, Inc.(1)	45	6,888
42

Avantis Emerging Markets Equity Fund
	Shares	Value
Humax Co. Ltd.(1)	1,152	$4,445
Huons Co. Ltd.	118	5,825
Hyosung Advanced Materials Corp.(1)	99	25,748
Hyosung Chemical Corp.(1)	118	23,758
Hyosung Corp.(1)	57	4,067
Hyosung Heavy Industries Corp.(1)	224	14,420
Hyosung TNC Co. Ltd.	143	52,900
Hyundai Autoever Corp.	90	10,373
Hyundai Bioscience Co. Ltd.(1)	161	7,796
Hyundai Construction Equipment Co. Ltd.(1)	678	22,578
Hyundai Corp.	337	5,192
Hyundai Department Store Co. Ltd.	269	19,811
Hyundai Electric & Energy System Co. Ltd.(1)	1,021	16,020
Hyundai Elevator Co. Ltd.(1)	412	15,797
Hyundai Engineering & Construction Co. Ltd.	2,544	90,021
Hyundai Glovis Co. Ltd.	328	56,147
Hyundai Heavy Industries Holdings Co. Ltd.	236	56,802
Hyundai Home Shopping Network Corp.	257	18,207
Hyundai Livart Furniture Co. Ltd.	429	6,172
Hyundai Marine & Fire Insurance Co. Ltd.	1,577	30,727
Hyundai Mipo Dockyard Co. Ltd.(1)	294	14,127
Hyundai Mobis Co. Ltd.	551	147,918
Hyundai Motor Co.	2,227	468,879
Hyundai Steel Co.	1,267	44,872
Hyundai Wia Corp.	339	23,185
ICD Co. Ltd.	248	3,771
Iljin Diamond Co. Ltd.(1)	93	3,669
Iljin Materials Co. Ltd.(1)	112	7,004
Ilyang Pharmaceutical Co. Ltd.	116	5,376
iMarketKorea, Inc.	532	4,075
Industrial Bank of Korea(1)	3,278	24,270
Innocean Worldwide, Inc.	385	21,162
Innox Advanced Materials Co. Ltd.(1)	164	6,902
Inscobee, Inc.(1)	756	1,946
Insun ENT Co. Ltd.(1)	580	6,431
Interflex Co. Ltd.(1)	276	3,185
Interpark Corp.	1,000	4,482
INTOPS Co. Ltd.	746	20,019
IS Dongseo Co. Ltd.(1)	141	6,727
JB Financial Group Co. Ltd.	3,642	18,887
Jcontentree Corp.(1)	279	11,083
Jeil Pharmaceutical Co. Ltd.(1)	24	904
Jeju Air Co. Ltd.(1)	154	3,198
Jusung Engineering Co. Ltd.(1)	892	8,075
JW Holdings Corp.	388	1,675
JW Pharmaceutical Corp.	307	7,952
JYP Entertainment Corp.(1)	645	20,947
Kakao Corp.	274	118,890
Kangwon Land, Inc.(1)	467	10,146
KB Financial Group, Inc., ADR(1)(2)	9,028	345,953
KC Co. Ltd.	241	5,949
43

Avantis Emerging Markets Equity Fund
	Shares	Value
KC Tech Co. Ltd.	253	$5,618
KCC Corp.	80	14,194
KCC Glass Corp.	16	629
KEPCO Plant Service & Engineering Co. Ltd.(1)	121	2,891
Kginicis Co. Ltd.	423	6,877
Kia Motors Corp.	4,228	298,708
KISCO Corp.	1,358	9,550
KIWOOM Securities Co. Ltd.(1)	404	46,215
KMW Co. Ltd.(1)	276	15,226
Koentec Co. Ltd.	632	4,903
Koh Young Technology, Inc.(1)	86	7,907
Kolmar BNH Co. Ltd.(1)	169	7,508
Kolmar Korea Co. Ltd.(1)	104	5,312
Kolmar Korea Holdings Co. Ltd.(1)	244	5,915
Kolon Industries, Inc.	560	27,294
Komipharm International Co. Ltd.(1)	185	1,659
KONA I Co. Ltd.(1)	663	23,538
Korea Aerospace Industries Ltd.(1)	1,920	56,530
Korea Electric Power Corp., ADR(1)(2)	5,606	56,340
Korea Electric Terminal Co. Ltd.	134	9,456
Korea Gas Corp.(1)	430	12,187
Korea Investment Holdings Co. Ltd.(1)	482	37,442
Korea Line Corp.(1)	7,428	21,777
Korea Petrochemical Ind Co. Ltd.(1)	128	41,390
Korea Real Estate Investment & Trust Co. Ltd.	3,951	7,375
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	148	14,740
Korea United Pharm, Inc.(1)	247	11,525
Korea Zinc Co. Ltd.	42	15,074
Korean Air Lines Co. Ltd.(1)	2,289	57,313
Korean Reinsurance Co.	1,523	10,653
KT Skylife Co. Ltd.	727	5,520
KTB Investment & Securities Co. Ltd.(1)	1,234	4,465
Kumho Petrochemical Co. Ltd.(1)	527	98,876
Kumho Tire Co., Inc.(1)	3,469	12,255
Kwang Dong Pharmaceutical Co. Ltd.	671	5,266
Kyobo Securities Co. Ltd.	138	891
Kyung Dong Navien Co. Ltd.	141	6,339
L&C Bio Co. Ltd.	147	4,055
LEENO Industrial, Inc.	117	16,672
LegoChem Biosciences, Inc.(1)	200	9,542
LF Corp.	400	5,500
LG Chem Ltd.	440	325,020
LG Corp.	805	67,110
LG Display Co. Ltd., ADR(1)(2)	13,838	138,242
LG Electronics, Inc.	2,300	298,971
LG Hausys Ltd.	346	21,983
LG HelloVision Co. Ltd.	1,238	4,957
LG Household & Health Care Ltd.	57	76,756
LG Innotek Co. Ltd.	397	70,084
LG International Corp.	1,786	43,386
LG Uplus Corp.	4,828	50,631
44

Avantis Emerging Markets Equity Fund
	Shares	Value
LIG Nex1 Co. Ltd.	173	$5,694
Lotte Chemical Corp.	69	19,457
Lotte Chilsung Beverage Co. Ltd.(1)	28	2,852
Lotte Corp.	231	6,894
LOTTE Fine Chemical Co. Ltd.	516	24,503
LOTTE Himart Co. Ltd.	116	3,865
Lotte Shopping Co. Ltd.	119	12,643
Lotte Tour Development Co. Ltd.(1)	388	7,602
LS Corp.	943	58,430
LS Electric Co. Ltd.	313	15,960
Lutronic Corp.(1)	373	3,037
LVMC Holdings(1)	986	3,603
Maeil Dairies Co. Ltd.(1)	91	5,790
Mando Corp.(1)	1,598	88,720
Mcnex Co. Ltd.	325	15,721
MedPacto, Inc.(1)	98	7,567
MegaStudyEdu Co. Ltd.(1)	209	9,914
Meritz Financial Group, Inc.	1,148	12,496
Meritz Fire & Marine Insurance Co. Ltd.	1,749	25,055
Meritz Securities Co. Ltd.	8,523	28,453
Mirae Asset Daewoo Co. Ltd.	3,236	26,813
Mirae Asset Life Insurance Co. Ltd.	2,237	7,963
NAVER Corp.	611	203,747
NCSoft Corp.	141	117,249
Neowiz(1)	283	5,588
NEPES Corp.(1)	356	12,538
Netmarble Corp.	101	11,091
Nexen Tire Corp.(1)	1,242	9,333
NH Investment & Securities Co. Ltd.(1)	2,909	28,067
NHN Corp.(1)	94	5,780
NHN KCP Corp.(1)	328	13,537
NICE Holdings Co. Ltd.(1)	459	6,920
NICE Information Service Co. Ltd.(1)	536	10,457
NongShim Co. Ltd.	22	5,383
OCI Co. Ltd.(1)	255	28,336
OptoElectronics Solutions Co. Ltd.	81	3,316
Orion Corp./Republic of Korea	201	22,969
Orion Holdings Corp.	171	2,092
Osstem Implant Co. Ltd.	308	19,889
Ottogi Corp.	20	9,970
Pan Ocean Co. Ltd.	4,829	24,567
Paradise Co. Ltd.(1)	437	6,784
Partron Co. Ltd.	1,065	10,582
Pearl Abyss Corp.(1)	90	23,171
PI Advanced Materials Co. Ltd.(1)	430	16,330
Poongsan Corp.	487	15,849
POSCO, ADR(2)	6,565	401,122
POSCO Chemical Co. Ltd.	184	25,784
Posco International Corp.	1,528	30,387
Pulmuone Co. Ltd.	627	9,373
S&T Motiv Co. Ltd.	362	20,153
45

Avantis Emerging Markets Equity Fund
	Shares	Value
S-1 Corp.	175	$12,929
S-Oil Corp.(1)	962	72,740
Samchully Co. Ltd.(1)	65	4,859
Samjin Pharmaceutical Co. Ltd.	249	5,650
Samsung Biologics Co. Ltd.(1)	49	32,688
Samsung C&T Corp.	669	72,293
Samsung Card Co. Ltd.	448	13,129
Samsung Electro-Mechanics Co. Ltd.	1,450	243,740
Samsung Electronics Co. Ltd., GDR	1,816	3,354,571
Samsung Engineering Co. Ltd.(1)	5,201	59,523
Samsung Fire & Marine Insurance Co. Ltd.	648	99,724
Samsung Heavy Industries Co. Ltd.(1)	3,345	19,525
Samsung Life Insurance Co. Ltd.	734	48,887
Samsung Pharmaceutical Co. Ltd.(1)	723	4,630
Samsung SDI Co. Ltd.	270	161,815
Samsung SDS Co. Ltd.	237	40,983
Samsung Securities Co. Ltd.	847	27,546
Samwha Capacitor Co. Ltd.	200	12,047
Samyang Foods Co. Ltd.	51	3,947
Sangsangin Co. Ltd.(1)	878	4,827
Seah Besteel Corp.	93	1,214
Sebang Global Battery Co. Ltd.	158	12,638
Seegene, Inc.	214	23,707
Seobu T&D	496	3,363
Seoul Semiconductor Co. Ltd.	725	12,728
SFA Engineering Corp.	105	3,957
SFA Semicon Co. Ltd.(1)	2,124	16,364
Shin Poong Pharmaceutical Co. Ltd.	78	5,803
Shinhan Financial Group Co. Ltd., ADR(1)	4,840	140,215
Shinsegae International, Inc.	26	4,415
Shinsegae, Inc.	121	29,001
Shinsung E&G Co. Ltd.(1)	2,421	6,611
Silicon Works Co. Ltd.	162	9,249
SIMMTECH Co. Ltd.	933	19,714
SK Chemicals Co. Ltd.	169	56,529
SK D&D Co. Ltd.	398	12,361
SK Discovery Co. Ltd.	345	20,026
SK Gas Ltd.	126	10,245
SK Holdings Co. Ltd.	387	90,135
SK Hynix, Inc.	5,751	723,242
SK Innovation Co. Ltd.(1)	436	101,034
SK Materials Co. Ltd.	73	19,879
SK Networks Co. Ltd.	5,413	26,784
SK Securities Co. Ltd.(1)	8,304	6,101
SK Telecom Co. Ltd., ADR	6,901	166,176
SKC Co. Ltd.	96	10,029
SL Corp.(1)	252	5,314
SM Entertainment Co. Ltd.(1)	126	3,369
Songwon Industrial Co. Ltd.	612	9,991
Soulbrain Co. Ltd.	82	22,560
Soulbrain Holdings Co., Ltd.(1)	101	3,941
46

Avantis Emerging Markets Equity Fund
	Shares	Value
Studio Dragon Corp.(1)	147	$12,549
Taeyoung Engineering & Construction Co. Ltd.	1,144	12,038
TES Co. Ltd.	187	5,138
Tesna, Inc.	498	21,771
Tokai Carbon Korea Co. Ltd.	90	12,105
Tongyang Life Insurance Co. Ltd.	1,989	7,280
Tongyang, Inc.(1)	3,527	3,900
Toptec Co. Ltd.	247	2,756
TY Holdings Co. Ltd.(1)	394	8,574
Unid Co. Ltd.	250	13,847
UniTest, Inc.(1)	329	7,081
Value Added Technology Co. Ltd.(1)	38	887
Vieworks Co. Ltd.	33	929
Webzen, Inc.(1)	493	15,769
Winix, Inc.	383	8,587
WiSoL Co. Ltd.(1)	935	11,326
Wonik Holdings Co. Ltd.(1)	908	4,968
WONIK IPS Co. Ltd.	1,149	50,840
Wonik Materials Co. Ltd.	174	5,346
Woongjin Thinkbig Co. Ltd.	2,317	5,253
Woori Financial Group, Inc.(1)	6,926	59,142
Youngone Corp.(1)	492	18,389
Youngone Holdings Co. Ltd.(1)	191	6,934
Yuanta Securities Korea Co. Ltd.(1)	1,036	2,808
Yuhan Corp.	300	16,566
Zinus, Inc.	74	6,138
		13,957,269
Taiwan — 15.4%
A-DATA Technology Co. Ltd.	9,000	27,943
Ability Enterprise Co. Ltd.	2,000	1,085
AcBel Polytech, Inc.	14,000	14,740
Accton Technology Corp.	1,000	9,422
Ace Pillar Co. Ltd.	2,000	1,984
Acer, Inc.	84,000	81,033
ACES Electronic Co. Ltd.	2,000	3,365
Acter Group Corp. Ltd.	1,000	7,151
Advanced International Multitech Co. Ltd.	1,000	2,013
Advanced Power Electronics Corp.	3,000	5,559
Advantech Co. Ltd.	1,099	14,334
AGV Products Corp.(1)	14,000	4,456
Airmate Cayman International Co. Ltd.	1,020	960
Airtac International Group	1,000	34,911
Alchip Technologies Ltd.	2,000	63,901
Allis Electric Co. Ltd.	2,100	1,839
Alltek Technology Corp.	2,000	1,747
Alltop Technology Co. Ltd.	2,000	7,477
Alpha Networks, Inc.	5,773	7,284
Altek Corp.	7,000	8,929
Ampire Co. Ltd.	2,000	1,606
AMPOC Far-East Co. Ltd.	2,000	2,530
AmTRAN Technology Co. Ltd.(1)	3,000	1,278
47

Avantis Emerging Markets Equity Fund
	Shares	Value
Anpec Electronics Corp.	3,000	$10,320
Apacer Technology, Inc.(1)	1,000	1,506
APAQ Technology Co. Ltd.	3,000	6,333
APCB, Inc.	2,000	1,557
Apex International Co. Ltd.	4,000	10,242
Arcadyan Technology Corp.	4,000	13,631
Ardentec Corp.	17,000	28,085
Argosy Research, Inc.	2,155	9,983
ASE Technology Holding Co. Ltd., ADR	31,063	235,147
Asia Cement Corp.	38,000	58,175
Asia Optical Co., Inc.	2,000	6,617
Asia Pacific Telecom Co. Ltd.(1)	2,621	917
Asia Polymer Corp.	10,150	8,227
Asia Vital Components Co. Ltd.	11,000	26,200
ASROCK, Inc.	2,000	11,229
Asustek Computer, Inc.	7,000	76,349
Aten International Co. Ltd.	2,000	6,311
AU Optronics Corp.(1)	221,800	151,088
Audix Corp.	1,000	1,675
AURAS Technology Co. Ltd.	3,000	23,731
AVY Precision Technology, Inc.	1,020	978
Bank of Kaohsiung Co. Ltd.	4,180	1,481
Basso Industry Corp.	3,000	4,988
BenQ Materials Corp.	2,000	2,197
BES Engineering Corp.	48,000	15,655
Bin Chuan Enterprise Co. Ltd.	2,000	2,190
Brighton-Best International Taiwan, Inc.(1)	1,000	988
C Sun Manufacturing Ltd.	4,000	6,578
Capital Securities Corp.	40,000	20,235
Career Technology MFG. Co. Ltd.	8,020	10,325
Catcher Technology Co. Ltd.	17,000	117,101
Cathay Financial Holding Co. Ltd.	73,000	110,071
Cayman Engley Industrial Co. Ltd.	2,000	7,270
Celxpert Energy Corp.	3,000	5,502
Central Reinsurance Co. Ltd.	2,000	1,646
Chailease Holding Co. Ltd.	1,040	6,430
Chain Chon Industrial Co. Ltd.(1)	9,000	6,284
ChainQui Construction Development Co. Ltd.	2,200	1,362
Chang Hwa Commercial Bank Ltd.	7,280	4,455
Chang Wah Electromaterials, Inc.	10,000	15,091
Chang Wah Technology Co. Ltd.	1,000	2,455
Channel Well Technology Co. Ltd.	2,000	4,101
Charoen Pokphand Enterprise	3,000	7,808
CHC Healthcare Group	1,000	1,322
Chenbro Micom Co. Ltd.	2,000	5,992
Cheng Loong Corp.	23,000	25,928
Cheng Mei Materials Technology Corp.(1)	27,000	11,173
Cheng Shin Rubber Industry Co. Ltd.	47,000	72,894
Cheng Uei Precision Industry Co. Ltd.	15,000	25,266
Chia Chang Co. Ltd.	5,000	6,935
Chia Hsin Cement Corp.	2,000	1,265
48

Avantis Emerging Markets Equity Fund
	Shares	Value
Chicony Electronics Co. Ltd.	13,000	$43,916
Chicony Power Technology Co. Ltd.	4,000	11,374
Chilisin Electronics Corp.	6,000	24,184
Chin-Poon Industrial Co. Ltd.	13,000	15,880
China Airlines Ltd.(1)	45,000	22,689
China Bills Finance Corp.	12,000	6,483
China Chemical & Pharmaceutical Co. Ltd.	2,000	1,635
China Development Financial Holding Corp.	279,000	93,238
China Fineblanking Technology Co. Ltd.	3,000	4,853
China General Plastics Corp.	9,100	9,675
China Life Insurance Co. Ltd.	54,520	44,418
China Man-Made Fiber Corp.(1)	25,000	8,851
China Metal Products	1,000	1,150
China Motor Corp.(1)	8,000	13,853
China Petrochemical Development Corp.	65,000	25,129
China Steel Chemical Corp.(1)	2,000	7,434
China Steel Corp.	151,000	134,139
Chinese Maritime Transport Ltd.	1,000	1,201
Ching Feng Home Fashions Co. Ltd.	1,000	1,005
Chipbond Technology Corp.	23,000	61,353
ChipMOS Technologies, Inc.	20,000	27,163
Chlitina Holding Ltd.	1,000	8,019
Chong Hong Construction Co. Ltd.	2,000	5,890
Chroma ATE, Inc.	1,000	7,375
Chung Hung Steel Corp.(1)	24,000	15,083
Chung Hwa Pulp Corp.(1)	19,000	8,146
Chung-Hsin Electric & Machinery Manufacturing Corp.	9,000	16,206
Chunghwa Telecom Co. Ltd., ADR(2)	4,465	175,966
Cleanaway Co. Ltd.	2,000	11,639
Clevo Co.(1)	8,000	8,637
CMC Magnetics Corp.	38,000	11,273
Co-Tech Development Corp.	1,000	2,138
Compal Electronics, Inc.	138,000	110,114
Compeq Manufacturing Co. Ltd.	22,000	34,801
Concord Securities Co. Ltd.	4,028	2,187
Continental Holdings Corp.	16,000	12,628
Coremax Corp.	3,272	8,626
Coretronic Corp.	12,000	20,739
Creative Sensor, Inc.	2,000	1,438
CTBC Financial Holding Co. Ltd.	153,000	109,982
CTCI Corp.	3,000	3,934
CviLux Corp.	4,000	5,545
Cyberlink Corp.	2,000	7,393
CyberTAN Technology, Inc.	13,000	9,153
DA CIN Construction Co. Ltd.	6,000	5,637
Darfon Electronics Corp.	6,000	9,740
Delta Electronics, Inc.	10,000	101,017
Depo Auto Parts Ind Co. Ltd.	3,000	6,514
Dimerco Express Corp.	5,000	11,616
Dyaco International, Inc.	1,000	3,785
Dynamic Electronics Co. Ltd.(1)	14,274	9,749
49

Avantis Emerging Markets Equity Fund
	Shares	Value
Dynapack International Technology Corp.	3,000	$11,755
E Ink Holdings, Inc.	1,000	1,819
E-LIFE MALL Corp.	1,000	2,741
E.Sun Financial Holding Co. Ltd.	53,789	48,822
Eastern Media International Corp.	15,000	9,043
Eclat Textile Co. Ltd.	1,000	15,440
Edom Technology Co. Ltd.	2,000	1,744
eGalax_eMPIA Technology, Inc.	2,000	4,810
Egis Technology, Inc.	2,000	11,101
Elan Microelectronics Corp.	8,000	49,564
Elite Advanced Laser Corp.	3,000	6,768
Elite Material Co. Ltd.	5,000	30,313
Elite Semiconductor Microelectronics Technology, Inc.	5,000	16,492
Elitegroup Computer Systems Co. Ltd.(1)	11,000	12,060
ENNOSTAR, Inc.(1)	5,325	16,404
Eson Precision Ind Co. Ltd.	1,000	2,362
Eternal Materials Co. Ltd.	18,000	23,299
Eva Airways Corp.	24,000	13,637
Evergreen International Storage & Transport Corp.	13,000	7,953
Evergreen Marine Corp. Taiwan Ltd.(1)	84,000	115,129
Everlight Chemical Industrial Corp.	11,000	6,621
Everlight Electronics Co. Ltd.	17,000	26,809
Excellence Opto, Inc.	2,000	2,282
Excelsior Medical Co. Ltd.	3,000	5,988
Far Eastern Department Stores Ltd.	15,000	12,302
Far Eastern International Bank	38,742	14,813
Far Eastern New Century Corp.	65,000	67,695
Far EasTone Telecommunications Co. Ltd.	26,000	57,681
Farglory F T Z Investment Holding Co. Ltd.	2,000	2,014
Farglory Land Development Co. Ltd.	2,000	3,848
Federal Corp.(1)	9,000	5,571
Feng Hsin Steel Co. Ltd.	12,000	30,454
Feng TAY Enterprise Co. Ltd.	1,200	8,041
Firich Enterprises Co. Ltd.	9,000	9,782
First Financial Holding Co. Ltd.	36,050	27,000
First Hi-Tec Enterprise Co. Ltd.	4,000	9,022
First Steamship Co. Ltd.	16,350	5,938
Fitipower Integrated Technology, Inc.	5,000	38,467
FLEXium Interconnect, Inc.	7,000	31,633
Flytech Technology Co. Ltd.	2,000	4,372
FocalTech Systems Co. Ltd.(1)	4,900	17,621
Forcecon Tech Co. Ltd.	3,284	13,256
Formosa Advanced Technologies Co. Ltd.	5,000	6,831
Formosa Chemicals & Fibre Corp.	7,000	21,643
Formosa International Hotels Corp.	1,000	5,394
Formosa Optical Technology Co. Ltd.	1,000	2,118
Formosa Petrochemical Corp.	4,000	14,445
Formosa Plastics Corp.	11,000	38,558
Formosa Sumco Technology Corp.	2,000	10,762
Formosa Taffeta Co. Ltd.	15,000	16,366
Formosan Rubber Group, Inc.	2,000	1,734
50

Avantis Emerging Markets Equity Fund
	Shares	Value
Formosan Union Chemical	11,000	$5,745
Fortune Electric Co. Ltd.	10,000	15,764
Founding Construction & Development Co. Ltd.	2,000	1,170
Foxconn Technology Co. Ltd.	29,000	73,050
Foxsemicon Integrated Technology, Inc.	2,000	17,393
FSP Technology, Inc.	5,000	8,717
Fubon Financial Holding Co. Ltd.	78,000	140,039
Fulgent Sun International Holding Co. Ltd.	3,042	12,333
Full Wang International Development Co. Ltd.(1)	2,000	1,592
Fulltech Fiber Glass Corp.(1)	14,000	7,782
Fusheng Precision Co. Ltd.	2,000	14,529
G Shank Enterprise Co. Ltd.	2,000	2,218
Gamania Digital Entertainment Co. Ltd.	4,000	9,057
Gemtek Technology Corp.(1)	8,000	8,898
General Interface Solution Holding Ltd.	5,000	20,048
Genesys Logic, Inc.	1,000	2,475
Genius Electronic Optical Co. Ltd.	1,000	17,765
Getac Technology Corp.	12,000	24,538
Giant Manufacturing Co. Ltd.	6,000	60,642
Gigabyte Technology Co. Ltd.	10,000	31,315
Ginko International Co. Ltd.	2,100	10,682
Global Brands Manufacture Ltd.	10,000	10,076
Global Lighting Technologies, Inc.	2,000	7,371
Global Mixed Mode Technology, Inc.	2,000	14,120
Global Unichip Corp.	3,000	48,632
Globalwafers Co. Ltd.	2,000	53,367
Globe Union Industrial Corp.	2,000	1,145
Gloria Material Technology Corp.	2,000	1,233
Gold Circuit Electronics Ltd.(1)	10,000	19,513
Goldsun Building Materials Co. Ltd.	24,990	22,121
Gourmet Master Co. Ltd.	3,000	16,666
Grand Pacific Petrochemical(1)	31,000	26,601
Grape King Bio Ltd.	2,000	13,029
Great Wall Enterprise Co. Ltd.	16,000	28,752
Greatek Electronics, Inc.	10,000	25,579
GTM Holdings Corp.	2,000	1,692
Hai Kwang Enterprise Corp.(1)	7,000	4,660
Hannstar Board Corp.	5,301	8,812
HannStar Display Corp.(1)	88,000	42,130
HannsTouch Solution, Inc.	22,000	8,268
Heran Co. Ltd.	2,000	10,132
Highlight Tech Corp.	2,000	3,135
Highwealth Construction Corp.	1,100	1,786
Hiroca Holdings Ltd.	1,000	2,335
Hitron Technology, Inc.	7,000	5,917
Hiwin Technologies Corp.	1,061	15,271
Ho Tung Chemical Corp.(1)	45,000	15,274
Holiday Entertainment Co. Ltd.	1,000	2,327
Holtek Semiconductor, Inc.	7,000	22,063
Holy Stone Enterprise Co. Ltd.	3,000	12,901
Hon Hai Precision Industry Co. Ltd.	79,000	318,658
51

Avantis Emerging Markets Equity Fund
	Shares	Value
Hong Pu Real Estate Development Co. Ltd.	2,000	$1,619
Hong YI Fiber Industry Co.	2,000	1,261
Horizon Securities Co. Ltd.	9,000	3,697
Hota Industrial Manufacturing Co. Ltd.	2,147	8,968
Hotai Finance Co. Ltd.	2,000	5,758
Hotai Motor Co. Ltd.	1,000	21,210
Hotron Precision Electronic Industrial Co. Ltd.	3,000	8,079
Hsing TA Cement Co.	2,000	1,412
HTC Corp.(1)	9,000	9,382
Hu Lane Associate, Inc.	4,025	16,515
Hua Nan Financial Holdings Co. Ltd.	26,400	17,212
Huaku Development Co. Ltd.	6,000	18,953
Huang Hsiang Construction Corp.	1,000	1,308
Hung Ching Development & Construction Co. Ltd.	2,000	1,452
Hung Sheng Construction Ltd.	1,920	1,292
Hycon Technology Corp.	2,000	8,000
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,571
IBF Financial Holdings Co. Ltd.	47,426	23,707
Ichia Technologies, Inc.	16,000	10,187
IEI Integration Corp.	3,000	5,652
Innodisk Corp.	2,020	11,867
Innolux Corp.(1)	279,000	170,834
Inpaq Technology Co. Ltd.	1,000	2,562
Integrated Service Technology, Inc.	5,000	9,381
International CSRC Investment Holdings Co.	14,000	13,298
International Games System Co. Ltd.	1,000	29,810
Inventec Corp.	31,000	27,615
ITE Technology, Inc.	4,000	13,053
ITEQ Corp.	8,000	41,335
Jentech Precision Industrial Co. Ltd.	1,000	11,558
Jess-Link Products Co. Ltd.	4,000	5,621
Jih Lin Technology Co. Ltd.	2,000	5,205
Jih Sun Financial Holdings Co. Ltd.	19,310	8,740
K Laser Technology, Inc.(1)	2,000	1,320
Kaimei Electronic Corp.	5,000	23,474
Kenda Rubber Industrial Co. Ltd.	17,040	21,750
Kenmec Mechanical Engineering Co. Ltd.	2,000	1,867
Kindom Development Co. Ltd.	6,000	7,781
King Yuan Electronics Co. Ltd.	31,000	44,424
King's Town Bank Co. Ltd.	18,000	25,323
Kinik Co.	4,000	9,928
Kinpo Electronics	22,000	10,179
Kinsus Interconnect Technology Corp.	10,000	34,567
KNH Enterprise Co. Ltd.(1)	4,000	4,916
KS Terminals, Inc.	1,000	1,997
Kung Long Batteries Industrial Co. Ltd.	2,000	10,230
Kung Sing Engineering Corp.(1)	4,000	1,450
Kuo Toong International Co. Ltd.	7,000	8,310
Kuoyang Construction Co. Ltd.	4,545	6,119
L&K Engineering Co. Ltd.	5,000	5,590
Lanner Electronics, Inc.	3,000	7,159
52

Avantis Emerging Markets Equity Fund
	Shares	Value
Largan Precision Co. Ltd.	1,000	$118,210
Lealea Enterprise Co. Ltd.(1)	23,000	9,902
Lelon Electronics Corp.	2,000	5,903
Lemtech Holdings Co. Ltd.	2,000	10,862
Li Peng Enterprise Co. Ltd.(1)	22,000	7,302
Lien Hwa Industrial Holdings Corp.	1,160	1,758
Lingsen Precision Industries Ltd.(1)	15,000	8,671
Lite-On Technology Corp.	55,000	117,521
Long Da Construction & Development Corp.	2,000	1,293
Longchen Paper & Packaging Co. Ltd.	15,591	13,778
Longwell Co.	1,000	2,031
Lotes Co. Ltd.	2,000	37,344
Lumax International Corp. Ltd.	1,000	2,519
Lung Yen Life Service Corp.	3,000	5,592
Macauto Industrial Co. Ltd.	2,000	6,479
Macronix International	56,000	95,223
Makalot Industrial Co. Ltd.	2,000	14,618
Marketech International Corp.	3,000	12,377
Mechema Chemicals International Corp.	2,000	4,829
MediaTek, Inc.	7,000	226,193
Mega Financial Holding Co. Ltd.	37,000	38,770
Meiloon Industrial Co.	2,000	2,155
Mercuries & Associates Holding Ltd.	10,400	7,751
Mercuries Life Insurance Co. Ltd.(1)	21,000	6,336
Merry Electronics Co. Ltd.	4,000	19,665
Micro-Star International Co. Ltd.	12,000	64,424
Microbio Co. Ltd.(1)	2,000	5,188
Mitac Holdings Corp.	7,840	8,722
Mobiletron Electronics Co. Ltd.	1,000	2,571
MOSA Industrial Corp.	8,000	10,986
Motech Industries, Inc.(1)	12,000	13,730
MPI Corp.	2,000	8,462
Namchow Holdings Co. Ltd.	5,000	8,291
Nan Liu Enterprise Co. Ltd.	1,000	6,114
Nan Pao Resins Chemical Co. Ltd.	1,000	5,822
Nan Ren Lake Leisure Amusement Co. Ltd.	2,000	808
Nan Ya Plastics Corp.	8,000	20,908
Nan Ya Printed Circuit Board Corp.(1)	4,000	43,126
Nantex Industry Co. Ltd.	5,000	11,535
Nanya Technology Corp.	25,000	86,974
Nichidenbo Corp.	7,000	13,318
Nien Made Enterprise Co. Ltd.	4,000	56,067
Nishoku Technology, Inc.	2,000	9,615
Novatek Microelectronics Corp.	2,000	34,185
O-Bank Co. Ltd.	21,000	5,177
O-TA Precision Industry Co. Ltd.	3,000	8,998
OptoTech Corp.(1)	15,000	13,615
Orient Semiconductor Electronics Ltd.	18,000	11,561
Oriental Union Chemical Corp.	2,000	1,521
Pan Jit International, Inc.	9,000	17,429
Pan-International Industrial Corp.	21,000	32,246
53

Avantis Emerging Markets Equity Fund
	Shares	Value
Parade Technologies Ltd.	1,000	$42,713
PChome Online, Inc.	3,000	8,861
Pegatron Corp.	27,000	72,288
Pegavision Corp.	2,000	19,569
PharmaEngine, Inc.	3,000	8,195
Phihong Technology Co. Ltd.(1)	14,000	8,993
Phison Electronics Corp.	4,000	66,235
Plotech Co. Ltd.	2,000	2,415
Pou Chen Corp.	60,000	65,358
Powertech Technology, Inc.	20,000	71,757
Poya International Co. Ltd.	1,000	22,499
President Chain Store Corp.	6,000	56,559
President Securities Corp.	20,280	15,026
Primax Electronics Ltd.	16,000	35,123
Prince Housing & Development Corp.	29,000	11,969
Promate Electronic Co. Ltd.	1,000	1,307
Prosperity Dielectrics Co. Ltd.	3,000	7,234
Qisda Corp.	59,000	64,803
Qualipoly Chemical Corp.	4,000	4,572
Quang Viet Enterprise Co. Ltd.	1,000	4,075
Quanta Computer, Inc.	51,000	155,881
Quanta Storage, Inc.	5,000	7,251
Radiant Opto-Electronics Corp.	3,000	12,887
Radium Life Tech Co. Ltd.	2,000	797
Realtek Semiconductor Corp.	11,000	182,388
Rechi Precision Co. Ltd.	12,000	8,956
Rexon Industrial Corp. Ltd.	4,000	11,682
Rich Development Co. Ltd.	6,000	2,285
Ritek Corp.(1)	16,000	6,012
Roo Hsing Co. Ltd.(1)	3,000	1,069
Ruentex Development Co. Ltd.	22,000	32,964
Ruentex Engineering & Construction Co.	2,000	6,002
Ruentex Industries Ltd.	8,000	21,532
Ruentex Materials Co. Ltd.	1,000	1,283
Sampo Corp.	9,000	8,660
San Fang Chemical Industry Co. Ltd.	2,000	1,504
San Far Property Ltd.	2,206	1,291
San Shing Fastech Corp.	3,000	5,762
Sanyang Motor Co. Ltd.	18,000	20,495
SCI Pharmtech, Inc.	1,000	3,283
SDI Corp.	7,000	22,391
Shan-Loong Transportation Co. Ltd.	2,000	2,299
Shanghai Commercial & Savings Bank Ltd. (The)	42,000	60,362
Sheng Yu Steel Co. Ltd.	2,000	1,576
ShenMao Technology, Inc.	2,000	2,904
Shin Kong Financial Holding Co. Ltd.	226,118	67,363
Shin Zu Shing Co. Ltd.	3,123	14,452
Shining Building Business Co. Ltd.(1)	13,000	6,882
Shinkong Insurance Co. Ltd.	5,000	6,874
Shinkong Synthetic Fibers Corp.	16,000	8,371
Shiny Chemical Industrial Co. Ltd.	2,000	7,800
54

Avantis Emerging Markets Equity Fund
	Shares	Value
ShunSin Technology Holding Ltd.	2,000	$8,822
Sigurd Microelectronics Corp.	14,000	25,510
Silicon Integrated Systems Corp.	20,000	12,358
Simplo Technology Co. Ltd.	4,000	53,874
Sinbon Electronics Co. Ltd.	1,000	9,687
Sincere Navigation Corp.	12,000	8,610
Sino-American Silicon Products, Inc.	7,000	42,091
Sinon Corp.	10,000	7,687
SinoPac Financial Holdings Co. Ltd.	212,000	88,734
Sinyi Realty, Inc.	1,000	1,044
Sirtec International Co. Ltd.	1,000	985
Sitronix Technology Corp.	4,000	27,873
Siward Crystal Technology Co. Ltd.	2,000	1,800
Soft-World International Corp.	1,000	3,442
Solar Applied Materials Technology Co.	12,547	21,875
Sonix Technology Co. Ltd.	6,000	18,259
Sporton International, Inc.	1,000	8,982
St Shine Optical Co. Ltd.	1,000	10,155
Standard Foods Corp.	3,000	5,925
Stark Technology, Inc.	3,000	7,549
Sunjuice Holdings Co. Ltd.	1,000	13,115
Sunny Friend Environmental Technology Co. Ltd.	1,000	7,959
Sunonwealth Electric Machine Industry Co. Ltd.	6,000	12,075
Supreme Electronics Co. Ltd.	7,000	9,777
Sweeten Real Estate Development Co. Ltd.	2,160	1,680
Symtek Automation Asia Co. Ltd.	2,000	6,588
Syncmold Enterprise Corp.	2,000	6,001
Synnex Technology International Corp.	30,000	53,137
Systex Corp.	4,000	12,333
T3EX Global Holdings Corp.	2,000	3,255
TA Chen Stainless Pipe	11,000	12,347
Ta Ya Electric Wire & Cable	16,000	11,537
TA-I Technology Co. Ltd.	3,000	9,181
Tai-Saw Technology Co. Ltd.(1)	2,000	1,727
Taichung Commercial Bank Co. Ltd.	40,195	16,022
TaiDoc Technology Corp.	1,000	7,052
Taiflex Scientific Co. Ltd.	4,000	7,493
Tainan Spinning Co. Ltd.	23,000	12,337
Tainergy Tech Co. Ltd.(1)	5,000	4,768
Taishin Financial Holding Co. Ltd.	188,642	87,750
TaiSol Electronics Co. Ltd.	2,000	4,337
Taisun Enterprise Co. Ltd.	2,000	2,041
Taita Chemical Co. Ltd.	8,090	10,140
Taiwan Business Bank	95,150	32,363
Taiwan Cement Corp.	59,150	89,172
Taiwan Cogeneration Corp.	7,000	9,745
Taiwan Cooperative Financial Holding Co. Ltd.	36,050	25,872
Taiwan FamilyMart Co. Ltd.	1,000	9,299
Taiwan Fertilizer Co. Ltd.	14,000	26,834
Taiwan Fire & Marine Insurance Co. Ltd.	2,000	1,483
Taiwan FU Hsing Industrial Co. Ltd.	4,000	6,362
55

Avantis Emerging Markets Equity Fund
	Shares	Value
Taiwan Glass Industry Corp.(1)	42,000	$30,377
Taiwan High Speed Rail Corp.	25,000	27,153
Taiwan Hon Chuan Enterprise Co. Ltd.	8,000	18,258
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	2,000	1,931
Taiwan Land Development Corp.(1)	21,000	5,280
Taiwan Mask Corp.	4,000	7,159
Taiwan Mobile Co. Ltd.	8,000	27,890
Taiwan Navigation Co. Ltd.	11,000	7,892
Taiwan Paiho Ltd.	7,000	20,921
Taiwan PCB Techvest Co. Ltd.	6,000	10,486
Taiwan Sakura Corp.	1,000	1,897
Taiwan Secom Co. Ltd.	4,000	12,561
Taiwan Semiconductor Co. Ltd.	1,000	2,012
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	29,894	3,764,850
Taiwan Shin Kong Security Co. Ltd.	1,010	1,371
Taiwan Styrene Monomer	2,000	1,310
Taiwan Surface Mounting Technology Corp.	4,000	16,757
Taiwan TEA Corp.(1)	2,000	1,214
Taiwan Union Technology Corp.	1,000	4,246
Tatung Co. Ltd.(1)	2,000	2,005
TCI Co. Ltd.	2,000	15,181
Te Chang Construction Co. Ltd.	1,000	1,086
Teco Electric and Machinery Co. Ltd.	38,000	41,459
Tera Autotech Corp.	1,081	908
Test Research, Inc.	4,000	8,397
Test Rite International Co. Ltd.(1)	2,000	1,843
Tex-Ray Industrial Co. Ltd.(1)	12,000	7,913
Thermaltake Technology Co. Ltd.	3,000	9,039
Thinking Electronic Industrial Co. Ltd.	2,000	14,326
Thye Ming Industrial Co. Ltd.	1,000	1,111
Ton Yi Industrial Corp.(1)	20,000	7,870
Tong Hsing Electronic Industries Ltd.	755	5,833
Tong Yang Industry Co. Ltd.	8,000	10,619
Tong-Tai Machine & Tool Co. Ltd.	2,000	1,084
Topco Scientific Co. Ltd.	4,000	17,549
Topoint Technology Co. Ltd.	2,000	2,130
TPK Holding Co. Ltd.(1)	8,000	14,435
Transcend Information, Inc.	3,000	7,051
Tripod Technology Corp.	10,000	49,852
Tsann Kuen Enterprise Co. Ltd.	2,000	1,472
TSRC Corp.	14,000	13,864
TTY Biopharm Co. Ltd.	1,000	2,355
Tung Ho Steel Enterprise Corp.	23,000	29,810
TXC Corp.	2,000	7,091
TYC Brother Industrial Co. Ltd.	10,000	8,646
Tyntek Corp.	3,000	2,438
U-Ming Marine Transport Corp.	12,000	14,978
Uni-President Enterprises Corp.	39,000	94,365
Unimicron Technology Corp.	30,000	104,833
Union Bank of Taiwan	22,470	8,635
Union Insurance Co. Ltd.	2,100	1,517
56

Avantis Emerging Markets Equity Fund
	Shares	Value
Unitech Printed Circuit Board Corp.	12,000	$8,979
United Microelectronics Corp.	268,000	524,770
United Renewable Energy Co. Ltd.(1)	67,000	33,994
Univacco Technology, Inc.	2,000	1,652
Universal Cement Corp.	2,000	1,565
Unizyx Holding Corp.(1)	16,000	21,307
UPC Technology Corp.	28,000	18,581
Userjoy Technology Co. Ltd.	2,000	6,306
USI Corp.	25,000	19,927
Vanguard International Semiconductor Corp.	20,000	83,597
Ventec International Group Co. Ltd.	2,000	6,544
Visual Photonics Epitaxy Co. Ltd.	3,000	11,518
Voltronic Power Technology Corp.	1,000	41,540
Wafer Works Corp.	17,000	27,406
Wah Lee Industrial Corp.	5,000	14,466
Walsin Lihwa Corp.	77,000	51,495
Walsin Technology Corp.	3,000	27,492
Walton Advanced Engineering, Inc.(1)	3,000	1,480
Wan Hai Lines Ltd.	19,000	32,850
WEI Chih Steel Industrial Co. Ltd.(1)	6,000	5,626
Wei Chuan Foods Corp.	9,000	6,740
Weikeng Industrial Co. Ltd.	15,000	10,512
Well Shin Technology Co. Ltd.	1,000	1,944
Weltrend Semiconductor	2,000	3,367
Win Semiconductors Corp.	5,000	68,563
Winbond Electronics Corp.	100,000	110,316
Winstek Semiconductor Co. Ltd.	2,000	2,144
Wisdom Marine Lines Co. Ltd.(1)	10,047	10,075
Wistron Corp.	43,000	49,379
Wistron Information Technology & Services Corp.	2,000	6,651
Wiwynn Corp.	1,000	28,937
Wowprime Corp.	4,000	22,978
WPG Holdings Ltd.	46,000	74,984
WT Microelectronics Co. Ltd.	10,000	16,081
WUS Printed Circuit Co. Ltd.	1,800	2,026
Xxentria Technology Materials Corp.	1,000	2,250
Yageo Corp.	1,000	21,386
Yang Ming Marine Transport Corp.(1)	54,000	56,521
YC INOX Co. Ltd.	9,000	8,864
YCC Parts Manufacturing Co. Ltd.	1,000	1,428
Yem Chio Co. Ltd.(1)	13,000	7,196
YFY, Inc.	35,000	34,357
Yieh Phui Enterprise Co. Ltd.(1)	27,000	12,774
Yonyu Plastics Co. Ltd.	1,000	1,190
Young Fast Optoelectronics Co. Ltd.	4,000	4,688
Youngtek Electronics Corp.	4,000	9,047
Yuanta Financial Holding Co. Ltd.	212,600	162,437
Yulon Finance Corp.	3,100	11,758
Yulon Motor Co. Ltd.(1)	6,357	9,526
YungShin Global Holding Corp.	1,000	1,566
Yungtay Engineering Co. Ltd.	1,000	2,118
57

Avantis Emerging Markets Equity Fund
	Shares	Value
Zeng Hsing Industrial Co. Ltd.	1,000	$5,392
Zenitron Corp.	2,000	1,696
Zero One Technology Co. Ltd.	2,000	3,129
Zhen Ding Technology Holding Ltd.	10,000	43,041
Zig Sheng Industrial Co. Ltd.(1)	4,000	1,548
		15,388,854
Thailand — 2.3%
AAPICO Hitech PCL, NVDR(1)	9,900	6,336
Advanced Info Service PCL, NVDR	12,900	70,016
AEON Thana Sinsap Thailand PCL, NVDR	2,800	18,107
Airports of Thailand PCL, NVDR	23,300	47,931
Amanah Leasing PCL, NVDR	9,200	1,224
Amata Corp. PCL, NVDR	23,700	14,001
AP Thailand PCL, NVDR	100,600	24,202
Asia Aviation PCL, NVDR(1)	63,700	5,423
Asia Sermkij Leasing PCL, NVDR	1,200	826
Asset World Corp. PCL, NVDR	33,500	5,370
B Grimm Power PCL, NVDR	9,700	15,160
Bangchak Corp. PCL, NVDR	58,000	55,553
Bangkok Airways PCL, NVDR	4,300	1,066
Bangkok Aviation Fuel Services PCL, NVDR(1)	1,000	815
Bangkok Bank PCL, NVDR	9,600	38,094
Bangkok Chain Hospital PCL, NVDR	5,900	2,670
Bangkok Dusit Medical Services PCL, NVDR	79,600	51,770
Bangkok Expressway & Metro PCL, NVDR	51,700	13,448
Bangkok Land PCL, NVDR	196,000	6,791
Bangkok Life Assurance PCL, NVDR(1)	14,300	11,680
Banpu PCL, NVDR	88,400	33,240
Banpu Power PCL, NVDR	9,700	6,014
BCPG PCL, NVDR	13,200	6,425
BEC World PCL, NVDR(1)	36,800	10,585
Berli Jucker PCL, NVDR	1,000	1,205
BTS Group Holdings PCL, NVDR	37,600	11,529
Bumrungrad Hospital PCL, NVDR	4,200	17,176
Cal-Comp Electronics Thailand PCL, NVDR	24,300	1,897
Carabao Group PCL, NVDR	3,100	14,045
Central Pattana PCL, NVDR	27,200	46,269
Central Plaza Hotel PCL, NVDR(1)	1,900	2,058
Central Retail Corp. PCL, NVDR(1)	16,541	17,904
CH Karnchang PCL, NVDR(1)	50,000	25,257
Charoen Pokphand Foods PCL, NVDR	33,600	31,524
Chularat Hospital PCL, NVDR	101,800	8,748
CK Power PCL, NVDR(1)	6,000	828
Com7 PCL, NVDR	9,500	15,961
CP ALL PCL, NVDR(1)	20,400	39,644
Delta Electronics Thailand PCL, NVDR	1,500	19,883
Dhipaya Insurance PCL, NVDR	5,900	5,579
Diamond Building Products PCL, NVDR	5,000	1,031
Dohome PCL, NVDR	3,500	2,296
Dynasty Ceramic PCL, NVDR	84,500	6,604
Eastern Polymer Group PCL, NVDR	42,400	13,637
58

Avantis Emerging Markets Equity Fund
	Shares	Value
Eastern Water Resources Development and Management PCL, NVDR	2,900	$889
Ekachai Medical Care PCL, NVDR(1)	4,700	836
Electricity Generating PCL, NVDR	1,600	8,809
Energy Absolute PCL, NVDR	22,100	44,677
Erawan Group PCL (The), NVDR	8,700	1,162
Esso Thailand PCL, NVDR(1)	4,400	1,269
GFPT PCL, NVDR	16,100	6,253
Global Power Synergy PCL, NVDR	6,000	14,415
Gulf Energy Development PCL, NVDR	16,300	17,669
Gunkul Engineering PCL, NVDR	152,900	13,610
Haad Thip PCL, NVDR	1,400	1,609
Hana Microelectronics PCL, NVDR	10,400	17,095
Home Product Center PCL, NVDR	41,300	17,902
Ichitan Group PCL, NVDR	5,600	2,264
Indorama Ventures PCL, NVDR	44,300	57,307
Intouch Holdings PCL, NVDR	12,800	23,494
IRPC PCL, NVDR	414,800	47,768
Italian-Thai Development PCL, NVDR(1)	149,800	5,448
Jasmine International PCL, NVDR	218,300	21,640
Jay Mart PCL, NVDR	5,556	4,905
JMT Network Services PCL, NVDR	7,000	9,370
JWD Infologistics PCL, NVDR	30,600	8,176
Kasikornbank PCL	3,000	13,660
KCE Electronics PCL, NVDR	18,300	32,438
KGI Securities Thailand PCL, NVDR	47,000	6,523
Kiatnakin Phatra Bank PCL, NVDR	7,000	13,556
Krung Thai Bank PCL, NVDR	56,800	22,101
Krungthai Card PCL, NVDR	10,800	22,464
Land & Houses PCL, NVDR	58,500	15,007
LPN Development PCL, NVDR	37,300	5,708
Major Cineplex Group PCL, NVDR	17,300	11,222
MBK PCL, NVDR	22,800	10,510
MC Group PCL, NVDR	4,300	1,461
MCS Steel PCL, NVDR	16,600	7,978
Mega Lifesciences PCL, NVDR	7,500	9,800
Minor International PCL, NVDR(1)	13,500	13,328
MK Restaurants Group PCL, NVDR	600	1,097
Muangthai Capital PCL, NVDR(1)	13,500	28,715
Noble Development PCL, NVDR	40,800	10,461
Nusasiri PCL, NVDR(1)	94,600	896
Osotspa PCL, NVDR	4,000	4,555
Plan B Media PCL, NVDR	62,700	13,602
Polyplex Thailand PCL, NVDR	13,000	9,566
Precious Shipping PCL, NVDR(1)	21,700	7,674
Premier Marketing PCL, NVDR	3,900	1,144
Prima Marine PCL, NVDR	39,800	10,293
Property Perfect PCL, NVDR	40,700	522
Pruksa Holding PCL, NVDR	16,600	6,963
PTG Energy PCL, NVDR	19,400	12,319
PTT Exploration & Production PCL, NVDR	21,100	79,365
59

Avantis Emerging Markets Equity Fund
	Shares	Value
PTT Global Chemical PCL, NVDR	40,700	$82,339
PTT PCL, NVDR	108,600	142,455
Quality Houses PCL, NVDR	108,900	8,458
Raimon Land PCL, NVDR(1)	40,600	837
Rajthanee Hospital PCL, NVDR	1,400	1,173
Ratch Group PCL, NVDR	13,500	22,585
Ratchthani Leasing PCL, NVDR	58,350	7,805
Regional Container Lines PCL, NVDR(1)	31,100	22,229
Rojana Industrial Park PCL, NVDR	6,800	1,079
RS PCL, NVDR	10,700	8,879
S 11 Group PCL, NVDR	4,200	973
Sansiri PCL, NVDR	675,100	18,635
SEAFCO PCL, NVDR	5,200	755
Sermsang Power Corp. Co. Ltd., NVDR	29,200	15,885
Siam Cement PCL (The), NVDR	6,500	78,199
Siam Commercial Bank PCL (The), NVDR	10,200	34,167
Siam Future Development PCL, NVDR	5,800	980
Siam Global House PCL, NVDR	18,554	12,431
Siamgas & Petrochemicals PCL, NVDR	27,100	9,817
Singha Estate PCL, NVDR	20,100	1,095
Sino-Thai Engineering & Construction PCL, NVDR	17,200	6,671
SNC Former PCL, NVDR	2,800	1,205
Somboon Advance Technology PCL, NVDR	2,000	1,233
SPCG PCL, NVDR	13,200	8,620
Sri Trang Agro-Industry PCL, NVDR	22,400	39,592
Srisawad Corp. PCL, NVDR	25,500	52,491
Srisawad Finance PCL, NVDR(1)	4,400	4,132
Star Petroleum Refining PCL, NVDR	18,400	5,861
STP & I PCL, NVDR	7,300	842
Supalai PCL, NVDR	17,300	11,309
Super Energy Corp. PCL, NVDR(1)	129,100	3,949
Susco PCL, NVDR	10,600	1,036
Synnex Thailand PCL, NVDR	11,700	6,567
Taokaenoi Food & Marketing PCL, NVDR	16,200	5,310
Thai Airways International PCL, NVDR(1)	6,800	918
Thai Oil PCL, NVDR	17,300	33,347
Thai Union Group PCL, NVDR	97,200	44,529
Thai Vegetable Oil PCL, NVDR	3,400	3,851
Thaicom PCL, NVDR	14,300	4,306
Thaifoods Group PCL, NVDR	70,100	11,550
Thanachart Capital PCL, NVDR	10,700	11,321
Thoresen Thai Agencies PCL, NVDR	68,300	16,184
Tipco Asphalt PCL, NVDR	11,200	7,591
Tisco Financial Group PCL, NVDR	8,700	27,146
TMB Bank PCL, NVDR	219,700	8,061
TOA Paint Thailand PCL, NVDR	6,900	7,052
Total Access Communication PCL, NVDR	15,400	16,011
TPI Polene PCL, NVDR	156,800	8,673
TPI Polene Power PCL, NVDR	54,800	7,817
TQM Corp. PCL, NVDR	700	2,783
True Corp. PCL, NVDR	386,900	39,499
TTW PCL, NVDR	14,400	5,666
60

Avantis Emerging Markets Equity Fund
	Shares	Value
U City PCL, NVDR(1)	30,800	$782
Unique Engineering & Construction PCL, NVDR	4,000	572
Univanich Palm Oil PCL, NVDR	5,800	948
VGI PCL, NVDR	22,200	4,870
Vinythai PCL, NVDR	1,500	1,669
WHA Corp. PCL, NVDR	60,400	6,282
Workpoint Entertainment PCL, NVDR	14,600	7,690
WP Energy PCL, NVDR	5,900	861
Zen Corp. Group PCL, NVDR	2,200	887
		2,329,777
Turkey — 0.6%
AG Anadolu Grubu Holding AS	1,279	4,804
Akbank T.A.S.(1)	51,968	42,250
Aksa Akrilik Kimya Sanayii AS	3,764	8,068
Aksa Enerji Uretim AS(1)	7,931	11,245
Aksigorta AS	4,966	6,283
Alarko Holding AS	3,317	4,772
Anadolu Anonim Turk Sigorta Sirketi	5,534	6,013
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,095	9,820
Arcelik AS(1)	470	2,095
Aselsan Elektronik Sanayi Ve Ticaret AS	2,862	6,527
Aygaz AS	1,652	3,467
Bagfas Bandirma Gubre Fabrikalari AS(1)	1,255	4,237
Baticim Bati Anadolu Cimento Sanayii AS(1)	2,996	5,238
Bera Holding AS(1)	2,301	7,607
BIM Birlesik Magazalar AS	3,770	33,517
Cemtas Celik Makina Sanayi Ve Ticaret AS	729	1,479
Cimsa Cimento Sanayi VE Ticaret AS(1)	1,448	4,199
Coca-Cola Icecek AS	1,377	13,109
Dogan Sirketler Grubu Holding AS	15,748	6,709
EGE Endustri VE Ticaret AS	21	4,380
Eregli Demir ve Celik Fabrikalari TAS	12,763	24,996
Ford Otomotiv Sanayi AS	453	10,696
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.(1)	652	5,170
Gubre Fabrikalari TAS(1)	783	8,431
Haci Omer Sabanci Holding AS	22,953	32,306
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	856	1,576
Is Finansal Kiralama AS(1)	5,787	2,914
Is Yatirim Menkul Degerler AS	1,327	3,697
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	15,130	13,198
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(1)	6,824	4,788
Kartonsan Karton Sanayi ve Ticaret AS	321	3,051
KOC Holding AS	11,622	33,679
Koza Altin Isletmeleri AS(1)	720	12,503
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	4,008	9,224
Logo Yazilim Sanayi Ve Ticaret AS(1)	255	4,507
Mavi Giyim Sanayi Ve Ticaret AS, B Shares(1)	783	5,313
Migros Ticaret AS(1)	1,055	5,537
MLP Saglik Hizmetleri AS(1)	1,967	6,279
NET Holding AS(1)	2,629	1,560
Nuh Cimento Sanayi AS	462	3,942
Otokar Otomotiv Ve Savunma Sanayi A.S.	134	6,433
61

Avantis Emerging Markets Equity Fund
	Shares	Value
Pegasus Hava Tasimaciligi AS(1)	1,470	$17,605
Petkim Petrokimya Holding AS(1)	10,810	7,637
Sasa Polyester Sanayi AS(1)	1,699	9,231
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,189	1,833
Sok Marketler Ticaret AS(1)	3,147	4,776
TAV Havalimanlari Holding AS	626	2,101
Tekfen Holding AS	4,089	8,816
Tofas Turk Otomobil Fabrikasi AS	2,104	9,800
Turk Hava Yollari AO(1)	5,902	10,697
Turk Traktor ve Ziraat Makineleri AS	343	9,912
Turkcell Iletisim Hizmetleri AS, ADR(2)	2,968	16,146
Turkiye Garanti Bankasi AS(1)	30,699	36,719
Turkiye Halk Bankasi AS(1)	8,002	5,752
Turkiye Is Bankasi AS, C Shares(1)	30,117	23,140
Turkiye Petrol Rafinerileri AS(1)	734	9,964
Turkiye Sigorta AS(1)	4,436	4,192
Turkiye Sinai Kalkinma Bankasi AS(1)	29,795	6,615
Turkiye Sise ve Cam Fabrikalari AS	17,915	17,149
Turkiye Vakiflar Bankasi TAO, D Shares(1)	11,240	6,261
Vestel Elektronik Sanayi ve Ticaret AS(1)	1,746	6,256
Yapi ve Kredi Bankasi AS(1)	66,629	23,678
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	2,668	5,596
Yesil Yapi Endustrisi AS(1)	21,886	7,022
Zorlu Enerji Elektrik Uretim AS(1)	4,083	1,398
		637,915
TOTAL COMMON STOCKS (Cost $81,369,635)		98,783,833
RIGHTS†
Philippines†
Cebu Air, Inc.(1)	3,501	494
South Korea†
Feelux Co. Ltd.(1)	120	36
Korean Air Lines Co. Ltd.(1)	1,813	12,345
		12,381
TOTAL RIGHTS (Cost $8,318)		12,875
WARRANTS†
Malaysia†
JAKS Resources Bhd(1)	3,440	370
Scientex Bhd(1)	820	247
Vizione Holdings Bhd(1)	2,040	53
		670
Thailand†
JMT Network Services PCL, NVDR(1)	717	171
Noble Development PCL(1)	10,200	833
		1,004
TOTAL WARRANTS (Cost $—)		1,674
TEMPORARY CASH INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $915,821)	915,821	915,821
62

Avantis Emerging Markets Equity Fund
	Shares	Value
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,430,604)	1,430,604	$1,430,604
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $83,724,378)		101,144,807
OTHER ASSETS AND LIABILITIES — (1.5)%		(1,530,295)
TOTAL NET ASSETS — 100.0%		$99,614,512

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	4	March 2021	$761,840	$(13,591)
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	20.8%
Financials	17.4%
Consumer Discretionary	15.6%
Materials	10.8%
Communication Services	9.6%
Industrials	7.3%
Energy	5.2%
Consumer Staples	4.5%
Health Care	3.5%
Real Estate	2.6%
Utilities	1.9%
Cash and Equivalents*	0.8%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,845,091. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,989,205, which includes securities collateral of $1,558,601.

See Notes to Financial Statements.

63

FEBRUARY 28, 2021 (UNAUDITED)

Avantis International Equity Fund
	Shares	Value
COMMON STOCKS — 99.0%
Australia — 6.6%
Adbri Ltd.	2,864	$7,154
Afterpay Ltd.(1)	244	22,359
AGL Energy Ltd.	1,701	12,287
Alkane Resources Ltd.(1)(2)	2,522	1,350
Alliance Aviation Services Ltd.(1)	1,918	6,270
Altium Ltd.	249	5,059
Alumina Ltd.	4,089	5,108
AMP Ltd.	36,465	42,154
Ampol Ltd.	692	13,120
Ansell Ltd.	204	5,656
APA Group	3,944	28,218
Appen Ltd.	277	3,576
ARB Corp. Ltd.	367	9,526
Ardent Leisure Group Ltd.(1)(2)	1,272	622
Aristocrat Leisure Ltd.	1,247	29,217
Asaleo Care Ltd.	1,434	1,570
ASX Ltd.	368	19,158
Atlas Arteria Ltd.	1,021	4,368
Atlassian Corp. plc, Class A(1)	327	77,728
Aurelia Metals Ltd.	17,744	5,316
Aurizon Holdings Ltd.	11,212	32,935
AusNet Services	9,877	12,588
Austal Ltd.	4,451	8,132
Australia & New Zealand Banking Group Ltd.	6,634	133,928
Australian Agricultural Co. Ltd.(1)	2,182	1,889
Australian Ethical Investment Ltd.	409	2,102
Australian Finance Group Ltd.	704	1,523
Australian Pharmaceutical Industries Ltd.	6,282	5,379
Australian Strategic Materials Ltd.(1)(2)	504	2,017
Bank of Queensland Ltd.	4,841	32,789
Beach Energy Ltd.	17,546	22,609
Bega Cheese Ltd.	4,198	19,787
Bendigo & Adelaide Bank Ltd.	3,565	26,876
BHP Group Ltd., ADR(2)	3,791	287,775
Bingo Industries Ltd.	515	1,274
Blackmores Ltd.(1)(2)	116	7,238
BlueScope Steel Ltd.	3,246	41,574
Boral Ltd.(1)	7,801	31,156
Brambles Ltd.	6,294	48,319
Breville Group Ltd.	274	5,912
Brickworks Ltd.	607	8,748
carsales.com Ltd.	1,626	23,328
Cedar Woods Properties Ltd.	198	1,066
Challenger Ltd.	5,195	25,871
Champion Iron Ltd.(1)	4,546	19,087
CIMIC Group Ltd.(1)(2)	343	5,621
Class Ltd.	662	892
Cleanaway Waste Management Ltd.	4,316	7,254
64

Avantis International Equity Fund
	Shares	Value
Coca-Cola Amatil Ltd.	3,093	$31,856
Cochlear Ltd.	60	9,770
Codan Ltd.	230	2,649
Coles Group Ltd.	5,726	67,609
Collins Foods Ltd.	144	1,062
Commonwealth Bank of Australia	3,599	226,400
Computershare Ltd.	576	5,893
Costa Group Holdings Ltd.	578	2,031
Credit Corp. Group Ltd.(2)	200	4,930
Crown Resorts Ltd.	1,349	10,351
CSL Ltd.	614	124,272
CSR Ltd.	4,888	20,547
Data#3 Ltd.	932	3,639
Deterra Royalties Ltd.(1)	3,894	13,607
Dicker Data Ltd.	234	1,897
Domino's Pizza Enterprises Ltd.	338	23,363
Downer EDI Ltd.	361	1,436
Eclipx Group Ltd.(1)	5,402	8,130
Elders Ltd.	290	2,515
Emeco Holdings Ltd.(1)	5,966	4,746
EML Payments Ltd.(1)	3,800	14,602
Evolution Mining Ltd.	9,829	31,251
Flight Centre Travel Group Ltd.(1)	361	4,636
Fortescue Metals Group Ltd.	7,775	144,632
Galaxy Resources Ltd.(1)	8,955	17,984
Genworth Mortgage Insurance Australia Ltd.	1,713	3,410
Gold Road Resources Ltd.(1)	4,670	4,307
GrainCorp Ltd., A Shares	3,047	9,914
GUD Holdings Ltd.	684	6,310
GWA Group Ltd.	2,433	5,717
Harvey Norman Holdings Ltd.	5,521	22,287
HT&E Ltd.(1)	1,854	2,685
Humm Group Ltd.	743	582
IDP Education Ltd.	1,098	23,061
IGO Ltd.	6,170	33,449
Iluka Resources Ltd.	3,894	22,176
Imdex Ltd.	5,249	6,939
Incitec Pivot Ltd.(1)	6,650	13,591
Infomedia Ltd.	4,782	5,577
Inghams Group Ltd.	2,141	5,774
Insurance Australia Group Ltd.	3,293	12,669
Integrated Research Ltd.(2)	1,922	3,147
InvoCare Ltd.	556	4,814
IOOF Holdings Ltd.	255	646
IPH Ltd.	175	825
IRESS Ltd.	114	807
James Hardie Industries plc	1,775	49,752
JB Hi-Fi Ltd.	392	13,077
Johns Lyng Group Ltd.	704	1,921
Jumbo Interactive Ltd.	617	6,422
Jupiter Mines Ltd.(2)	22,840	6,242
65

Avantis International Equity Fund
	Shares	Value
Karoon Energy Ltd.(1)	1,342	$1,179
Kogan.com Ltd.	842	9,033
Lendlease Corp. Ltd.	1,169	11,989
Lovisa Holdings Ltd.(2)	719	8,021
Lynas Rare Earths Ltd.(1)	5,893	27,026
Macmahon Holdings Ltd.	6,093	1,031
Macquarie Group Ltd.	845	92,816
Magellan Financial Group Ltd.	644	21,597
Mayne Pharma Group Ltd.(1)	3,287	697
McMillan Shakespeare Ltd.	968	9,234
Medibank Pvt Ltd.	9,294	19,825
Metcash Ltd.	9,942	25,823
Mineral Resources Ltd.	1,750	51,190
Monadelphous Group Ltd.	839	7,501
Money3 Corp. Ltd.	3,577	7,992
MyState Ltd.	613	2,214
National Australia Bank Ltd.	9,262	176,096
Netwealth Group Ltd.	1,149	12,388
New Energy Solar Ltd.	2,331	1,409
New Hope Corp. Ltd.	4,936	4,770
Newcrest Mining Ltd.	2,594	48,758
NEXTDC Ltd.(1)	771	6,630
nib holdings Ltd.	3,090	13,188
Nick Scali Ltd.	1,075	8,438
Nine Entertainment Co. Holdings Ltd.	9,409	20,831
Northern Star Resources Ltd.	3,293	25,529
NRW Holdings Ltd.	5,096	7,907
Nufarm Ltd.(1)	3,201	11,846
Oil Search Ltd.	11,011	36,367
Omni Bridgeway Ltd.	656	1,867
Orica Ltd.	1,286	12,464
Origin Energy Ltd.	5,239	18,277
Orocobre Ltd.(1)(2)	535	1,923
Orora Ltd.	8,876	19,973
OZ Minerals Ltd.	2,164	37,367
Pacific Current Group Ltd.	220	890
Paladin Energy Ltd.(1)(2)	44,959	13,907
Peet Ltd.	1,161	1,045
Pendal Group Ltd.	904	4,143
Perenti Global Ltd.	7,641	6,729
Perpetual Ltd.	305	7,214
Perseus Mining Ltd.(1)	15,994	14,122
Pilbara Minerals Ltd.(1)	28,029	22,523
Platinum Asset Management Ltd.	2,221	7,912
Premier Investments Ltd.	548	8,911
Pro Medicus Ltd.(2)	76	2,579
PWR Holdings Ltd.	302	1,289
Qantas Airways Ltd.(1)	5,627	21,714
QBE Insurance Group Ltd.	2,300	16,495
Qube Holdings Ltd.	2,698	6,389
Ramelius Resources Ltd.	9,222	8,850
66

Avantis International Equity Fund
	Shares	Value
Ramsay Health Care Ltd.	461	$23,452
REA Group Ltd.	143	15,080
Red 5 Ltd.(1)	29,625	4,077
Regis Resources Ltd.	5,642	13,468
Reliance Worldwide Corp. Ltd.	3,953	13,098
Resolute Mining Ltd.(1)(2)	13,533	6,704
Rio Tinto Ltd.	977	95,912
Sandfire Resources Ltd.	1,804	8,482
Santos Ltd.	11,284	63,495
SeaLink Travel Group Ltd.	288	1,899
SEEK Ltd.	519	10,287
Select Harvests Ltd.	821	3,321
Senex Energy Ltd.(1)	21,811	6,202
Seven Group Holdings Ltd.(2)	77	1,288
Sigma Healthcare Ltd.(1)	13,377	6,883
Silver Lake Resources Ltd.(1)	8,626	9,477
Sims Ltd.	1,174	12,204
SmartGroup Corp. Ltd.	213	1,131
Sonic Healthcare Ltd.	474	11,575
South32 Ltd.	25,586	54,687
Southern Cross Media Group Ltd.(1)	4,053	7,238
Spark Infrastructure Group	8,055	12,656
St. Barbara Ltd.	9,225	14,622
Star Entertainment Grp Ltd. (The)(1)	4,164	11,857
Suncorp Group Ltd.	2,400	18,300
Super Retail Group Ltd.	1,871	15,856
Sydney Airport(1)	2,096	9,470
Tassal Group Ltd.(2)	826	2,150
Technology One Ltd.	1,557	10,125
Telstra Corp. Ltd.	12,909	30,636
TPG Telecom Ltd.(1)	1,035	5,419
Transurban Group	3,477	34,318
Treasury Wine Estates Ltd.	3,054	25,666
Tuas Ltd.(1)	517	263
United Malt Grp Ltd.	889	2,500
Viva Energy Group Ltd.	6,243	8,015
Vocus Group Ltd.(1)	2,212	8,567
Washington H Soul Pattinson & Co. Ltd.(2)	499	11,500
Wesfarmers Ltd.	3,934	149,244
West African Resources Ltd.(1)	6,111	3,705
Western Areas Ltd.	3,767	7,483
Westgold Resources Ltd.(1)	4,361	6,761
Westpac Banking Corp., ADR(2)	8,726	161,256
Whitehaven Coal Ltd.(1)	8,636	10,144
WiseTech Global Ltd.	66	1,382
Woodside Petroleum Ltd.	4,408	84,035
Woolworths Group Ltd.	2,540	77,108
Worley Ltd.	123	1,059
		4,165,359
Austria — 0.3%
Addiko Bank AG(1)	63	798
67

Avantis International Equity Fund
	Shares	Value
ANDRITZ AG	132	$6,325
AT&S Austria Technologie & Systemtechnik AG	321	9,448
BAWAG Group AG(1)	235	12,171
CA Immobilien Anlagen AG	25	1,072
DO & CO. AG(1)	67	5,200
Erste Group Bank AG(1)	582	19,132
EVN AG	389	8,446
IMMOFINANZ AG(1)	206	4,120
Lenzing AG(1)	88	12,605
Oesterreichische Post AG	141	5,681
OMV AG	275	13,249
Porr AG(1)	59	1,088
Raiffeisen Bank International AG(1)	434	8,790
S IMMO AG	41	863
Schoeller-Bleckmann Oilfield Equipment AG	122	5,761
Telekom Austria AG	134	1,017
UNIQA Insurance Group AG	655	5,073
Verbund AG	155	11,809
Vienna Insurance Group AG Wiener Versicherung Gruppe	237	6,362
voestalpine AG	461	18,255
Wienerberger AG	313	10,450
		167,715
Belgium — 0.9%
Ackermans & van Haaren NV	141	22,723
Ageas SA/NV	935	52,394
AGFA-Gevaert NV(1)	1,104	4,947
Anheuser-Busch InBev SA, ADR	1,047	60,443
Argenx SE, ADR(1)	119	39,351
Barco NV	196	4,807
Bekaert SA	521	19,149
bpost SA(1)	707	7,654
Cie d'Entreprises CFE(1)	92	9,855
D'ieteren SA	122	10,292
Econocom Group SA	704	2,611
Elia Group SA	104	11,226
Etablissements Franz Colruyt NV	369	22,085
Euronav NV	1,872	16,635
EVS Broadcast Equipment SA(1)	45	885
Fagron	492	11,734
Galapagos NV, ADR(1)(2)	169	13,959
Gimv NV	124	7,255
Ion Beam Applications(2)	379	6,499
KBC Group NV(1)	794	57,092
Kinepolis Group NV(1)(2)	140	7,142
Melexis NV	162	19,114
Ontex Group NV(1)(2)	466	4,789
Orange Belgium SA	283	7,785
Proximus SADP	1,117	21,775
Recticel SA	118	1,814
Solvay SA	537	65,481
Telenet Group Holding NV	98	3,901
68

Avantis International Equity Fund
	Shares	Value
Tessenderlo Group SA(1)	202	$8,968
UCB SA	272	27,051
Umicore SA	645	37,857
		587,273
Canada — 9.2%
AcuityAds Holdings, Inc.(1)(2)	500	11,103
Advantage Oil & Gas Ltd.(1)	600	1,226
Aecon Group, Inc.	460	6,651
Agnico Eagle Mines Ltd.	700	39,076
Air Canada(1)	600	11,834
Alamos Gold, Inc., Class A	2,100	14,884
Alaris Equity Partners Income	100	1,209
Algonquin Power & Utilities Corp.(2)	1,900	29,427
Alimentation Couche-Tard, Inc., B Shares	1,900	57,108
AltaGas Ltd.	700	10,611
Altius Minerals Corp.	500	5,776
ARC Resources Ltd.	4,700	28,142
Argonaut Gold, Inc.(1)	700	1,128
Aritzia, Inc.(1)	600	14,140
Atco Ltd., Class I	600	17,501
Atrium Mortgage Investment Corp.	100	1,014
AutoCanada, Inc.(1)	400	9,584
B2Gold Corp.	8,400	36,568
Badger Daylighting Ltd.	400	12,730
Ballard Power Systems, Inc.(1)	500	13,987
Bank of Montreal	1,900	155,243
Bank of Nova Scotia (The)	2,800	163,696
Barrick Gold Corp., (Toronto)	2,600	48,523
Bausch Health Cos., Inc.(1)	920	28,953
Baytex Energy Corp.(1)	2,000	1,933
BCE, Inc.	400	17,108
Birchcliff Energy Ltd.(2)	3,300	7,702
Bird Construction, Inc.(2)	300	2,025
BlackBerry Ltd.(1)	1,700	17,192
Bombardier, Inc., B Shares(1)(2)	700	308
Boralex, Inc., A Shares	600	20,877
Boyd Group Services, Inc.(2)	99	16,383
Brookfield Asset Management, Inc., Class A	1,250	50,487
Brookfield Infrastructure Corp., Class A	71	4,702
BRP, Inc.	100	7,225
CAE, Inc.	1,300	34,405
Calibre Mining Corp.(1)	2,700	3,267
Cameco Corp.	1,800	28,246
Canaccord Genuity Group, Inc.	1,200	10,769
Canacol Energy Ltd.	2,100	5,677
Canada Goose Holdings, Inc.(1)(2)	100	4,482
Canadian Imperial Bank of Commerce	1,700	156,735
Canadian National Railway Co.	1,400	152,816
Canadian Natural Resources Ltd.	4,700	128,192
Canadian Pacific Railway Ltd.	300	106,912
Canadian Tire Corp. Ltd., Class A	400	51,686
69

Avantis International Equity Fund
	Shares	Value
Canadian Utilities Ltd., A Shares	300	$7,100
Canadian Western Bank(2)	800	21,028
Canfor Corp.(1)	500	10,200
CanWel Building Materials Group Ltd.	1,000	6,192
Capital Power Corp.	1,200	32,353
Capstone Mining Corp.(1)	5,000	15,205
Cascades, Inc.	800	10,555
CCL Industries, Inc., Class B	400	21,069
Celestica, Inc.(1)	1,700	14,093
Cenovus Energy, Inc.	8,338	61,719
Centerra Gold, Inc.	1,900	18,439
CES Energy Solutions Corp.	4,300	5,204
CGI, Inc.(1)	300	22,395
Chorus Aviation, Inc.	1,800	5,941
CI Financial Corp.	800	11,202
Cogeco Communications, Inc.	100	9,042
Cogeco, Inc.	100	7,338
Computer Modelling Group Ltd.	200	897
Corus Entertainment, Inc., B Shares	2,600	10,767
Crescent Point Energy Corp.(2)	6,700	24,587
CRH Medical Corp.(1)	400	1,540
Descartes Systems Group, Inc. (The)(1)	200	11,710
Dollarama, Inc.	1,000	38,056
Dorel Industries, Inc., Class B(1)	500	5,453
DREAM Unlimited Corp., Class A	400	7,129
Dundee Precious Metals, Inc.	1,390	8,640
ECN Capital Corp.	300	1,884
Eldorado Gold Corp. (Toronto)(1)	1,200	12,570
Element Fleet Management Corp.	3,200	31,381
Emera, Inc.	500	19,700
Empire Co. Ltd., Class A	1,000	27,793
Enbridge, Inc.	3,100	104,697
Endeavour Mining Corp.	1,938	37,325
Enerflex Ltd.	200	1,374
Enerplus Corp.(2)	2,200	10,649
Enghouse Systems Ltd.	300	13,027
Equinox Gold Corp.(1)	900	7,454
Equitable Group, Inc.	100	10,657
ERO Copper Corp.(1)	600	10,585
Evertz Technologies Ltd.	400	4,438
Exchange Income Corp.	300	9,505
Exco Technologies Ltd.	200	1,716
Extendicare, Inc.(2)	200	1,044
Fairfax Financial Holdings Ltd.	100	40,736
Finning International, Inc.(2)	1,800	46,973
First Majestic Silver Corp.(1)(2)	900	16,223
First Mining Gold Corp.(1)	9,000	2,652
First National Financial Corp.	100	3,482
First Quantum Minerals Ltd.	2,400	51,730
FirstService Corp.	100	15,173
Fortis, Inc.	1,400	53,905
70

Avantis International Equity Fund
	Shares	Value
Fortuna Silver Mines, Inc.(1)	2,200	$16,544
Franco-Nevada Corp.	200	21,414
Freehold Royalties Ltd.	1,300	7,049
Galiano Gold, Inc.(1)(2)	1,100	1,271
George Weston Ltd.	100	7,345
Gibson Energy, Inc.(2)	700	11,914
Gildan Activewear, Inc.	1,500	45,580
goeasy Ltd.(2)	200	19,502
Gran Colombia Gold Corp.	300	1,332
Great-West Lifeco, Inc.	300	7,678
Hardwoods Distribution, Inc.	100	2,167
High Liner Foods, Inc.	200	2,084
Home Capital Group, Inc.(1)	600	14,809
Hudbay Minerals, Inc.	2,400	17,181
Hydro One Ltd.	1,500	31,848
iA Financial Corp., Inc.	400	20,553
IAMGOLD Corp.(1)	5,900	17,478
IGM Financial, Inc.	200	5,457
Imperial Oil Ltd.	800	17,533
Intact Financial Corp.	300	33,531
Inter Pipeline Ltd.	1,500	21,110
Interfor Corp.(1)	1,000	21,876
International Petroleum Corp.(1)(2)	2,000	6,302
Intertape Polymer Group, Inc.	900	16,952
Ivanhoe Mines Ltd., Class A(1)	2,400	14,804
Jamieson Wellness, Inc.	200	5,438
Karora Resources, Inc.(1)	1,900	4,375
Keyera Corp.(2)	2,000	38,771
Kinaxis, Inc.(1)	100	13,516
Kinross Gold Corp.	9,800	60,913
Kirkland Lake Gold Ltd.	1,330	43,497
Knight Therapeutics, Inc.(1)	1,000	4,055
Labrador Iron Ore Royalty Corp.	500	14,329
Largo Resources Ltd.(1)	7,000	9,736
Laurentian Bank of Canada	300	8,218
Linamar Corp.	500	27,939
Loblaw Cos. Ltd.	700	33,735
Lundin Mining Corp.	4,300	49,231
Magna International, Inc.	1,600	134,767
Major Drilling Group International, Inc.(1)	300	1,657
Manulife Financial Corp.	6,200	123,600
Martinrea International, Inc.	1,100	12,862
MEG Energy Corp.(1)	3,100	16,004
Methanex Corp.	700	26,986
Metro, Inc.	600	24,941
Morneau Shepell, Inc.(2)	300	7,711
MTY Food Group, Inc.(1)(2)	200	7,968
Mullen Group Ltd.	1,400	11,023
National Bank of Canada	1,900	119,679
New Gold, Inc. (Toronto)(1)	8,300	13,370
North American Construction Group Ltd.	700	8,410
71

Avantis International Equity Fund
	Shares	Value
North West Co., Inc. (The)	500	$12,231
Northland Power, Inc.	1,180	39,176
Novagold Resources, Inc.(1)	392	3,273
Nutrien Ltd.	1,600	86,362
NuVista Energy Ltd.(1)	1,000	1,556
OceanaGold Corp.(1)	3,700	5,350
Onex Corp.	400	22,392
Open Text Corp.	400	17,816
Osisko Gold Royalties Ltd. (Toronto)	900	8,982
Osisko Mining, Inc.(1)	1,400	3,091
Pan American Silver Corp.	770	25,443
Paramount Resources Ltd., A Shares(1)(2)	1,000	8,487
Parex Resources, Inc.(1)	1,300	20,778
Parkland Corp.	700	22,244
Pason Systems, Inc.	1,100	8,384
Pembina Pipeline Corp.	2,200	55,942
Peyto Exploration & Development Corp.	3,100	14,518
Pizza Pizza Royalty Corp.	200	1,543
Power Corp. of Canada	605	14,585
PrairieSky Royalty Ltd.(2)	700	7,096
Precision Drilling Corp.(1)(2)	300	6,931
Premier Gold Mines Ltd.(1)	2,000	4,542
Premium Brands Holdings Corp.	100	8,094
Pretium Resources, Inc.(1)	1,350	13,133
Primo Water Corp.	700	10,017
Quarterhill, Inc.	800	1,754
Quebecor, Inc., Class B	500	12,926
Real Matters, Inc.(1)	650	8,172
Restaurant Brands International, Inc.	400	23,992
Richelieu Hardware Ltd.	400	11,498
Ritchie Bros Auctioneers, Inc.	400	21,829
Rogers Communications, Inc., Class B	1,400	60,649
Roxgold, Inc.(1)	5,300	5,747
Royal Bank of Canada	3,083	262,513
Russel Metals, Inc.(2)	1,000	19,472
Sabina Gold & Silver Corp.(1)	3,500	5,968
Sagen MI Canada, Inc.	300	10,200
Sandstorm Gold Ltd.(1)	800	4,828
Saputo, Inc.	900	25,347
Secure Energy Services, Inc.	2,000	5,123
Seven Generations Energy Ltd., Class A(1)	3,600	23,762
Shaw Communications, Inc., B Shares	2,900	50,475
Shopify, Inc., Class A(1)	100	129,556
Sienna Senior Living, Inc.(2)	100	1,102
Silvercorp Metals, Inc.	800	4,652
Sleep Country Canada Holdings, Inc.	200	4,232
SNC-Lavalin Group, Inc.(2)	100	2,012
SSR Mining, Inc.(1)	1,771	25,147
Stantec, Inc.	400	15,738
Sun Life Financial, Inc.(2)	1,100	52,934
Suncor Energy, Inc.	3,700	73,471
72

Avantis International Equity Fund
	Shares	Value
SunOpta, Inc.(1)	900	$13,946
Superior Plus Corp.(2)	1,400	14,565
Tamarack Valley Energy Ltd.(1)	4,700	7,940
Taseko Mines Ltd.(1)	3,500	5,858
TC Energy Corp.	1,000	41,883
Teck Resources Ltd., Class B	2,400	49,976
TELUS Corp.	1,700	34,064
TFI International, Inc.	500	34,925
Thomson Reuters Corp.	200	17,397
Timbercreek Financial Corp.	700	4,873
TMX Group Ltd.	100	9,547
TORC Oil & Gas Ltd.	2,800	7,063
Torex Gold Resources, Inc.(1)	1,060	12,844
Toromont Industries Ltd.	400	29,137
Toronto-Dominion Bank (The)	3,458	209,610
Tourmaline Oil Corp.	2,000	36,398
TransAlta Corp.	3,000	26,214
TransAlta Renewables, Inc.(2)	500	7,929
Transcontinental, Inc., Class A	960	16,498
Trican Well Service Ltd.(1)	3,500	5,198
Tricon Residential, Inc.	1,030	10,028
Turquoise Hill Resources Ltd.(1)	1,100	16,682
Uranium Participation Corp.(1)	1,400	5,446
Vermilion Energy, Inc.(2)	1,500	9,394
Viemed Healthcare, Inc.(1)	200	1,876
Viemed Healthcare, Inc. (Toronto)(1)	474	4,470
Wajax Corp.	500	8,098
Wesdome Gold Mines Ltd.(1)	700	4,703
West Fraser Timber Co. Ltd.	572	39,104
Westshore Terminals Investment Corp.	600	8,911
Wheaton Precious Metals Corp.	800	28,615
Whitecap Resources, Inc.(2)	5,400	24,144
Winpak Ltd.	200	6,242
WSP Global, Inc.	200	17,322
Yamana Gold, Inc.	6,700	26,640
		5,762,420
Denmark — 2.0%
Alm Brand A/S	379	4,335
Ambu A/S, B Shares	369	17,074
AP Moller - Maersk A/S, A Shares	7	14,040
AP Moller - Maersk A/S, B Shares	9	19,320
Bavarian Nordic A/S(1)	238	8,527
Carlsberg A/S, B Shares	101	15,885
Chemometec A/S	95	8,768
Chr Hansen Holding A/S(1)	205	17,578
Coloplast A/S, B Shares	233	35,537
D/S Norden A/S	305	6,373
Danske Bank A/S(1)	1,949	35,928
Demant A/S(1)	172	7,108
Dfds A/S(1)	208	10,029
Drilling Co. of 1972 A/S (The)(1)	192	7,636
73

Avantis International Equity Fund
	Shares	Value
DSV Panalpina A/S	307	$56,301
FLSmidth & Co. A/S(1)	181	7,617
Genmab A/S, ADR(1)	1,712	57,985
GN Store Nord AS	283	23,766
H Lundbeck A/S	204	7,764
H+H International A/S, B Shares(1)	331	7,402
ISS A/S(1)	46	828
Jyske Bank A/S(1)	261	11,262
Netcompany Group A/S(1)	132	11,789
NKT A/S(1)	296	11,520
NNIT A/S	254	4,330
Novo Nordisk A/S, ADR	4,369	311,291
Novozymes A/S, B Shares	850	52,487
Orsted AS	577	93,131
Pandora A/S	1,170	113,439
Per Aarsleff Holding A/S	208	9,369
Ringkjoebing Landbobank A/S	119	11,661
Rockwool International A/S, B Shares	96	34,649
Royal Unibrew A/S	219	22,540
Schouw & Co. A/S	57	5,769
SimCorp A/S	158	19,186
Solar A/S, B Shares	25	1,835
SP Group A/S(1)	96	5,232
Spar Nord Bank A/S(1)	147	1,529
Sydbank AS(1)	331	7,559
Topdanmark AS	245	11,511
TORM plc	105	862
Tryg A/S	503	15,840
Vestas Wind Systems A/S	709	132,577
		1,259,169
Finland — 1.0%
Aktia Bank Oyj(1)	500	5,420
Altia Oyj	360	4,785
CapMan Oyj, B Shares	696	2,201
Cargotec Oyj, B Shares	258	13,571
Caverion OYJ(1)	704	4,467
Citycon Oyj	126	1,138
Elisa Oyj	523	31,176
Fortum Oyj	901	22,487
HKScan Oyj, A Shares(1)	1,333	3,494
Huhtamaki Oyj	287	12,907
Kemira Oyj	742	11,967
Kesko Oyj, B Shares	1,344	34,112
Kone Oyj, B Shares	467	37,227
Konecranes Oyj	267	11,846
Marimekko Oyj	28	1,629
Metsa Board Oyj	1,029	11,458
Metso Outotec Oyj	2,567	28,819
Neles Oyj	508	6,274
Neste Oyj	420	27,647
Nokia Oyj, ADR(1)	17,730	69,502
74

Avantis International Equity Fund
	Shares	Value
Nokian Renkaat Oyj	569	$20,124
Oriola Oyj, B Shares	441	1,072
Orion Oyj, Class B	698	28,571
Outokumpu Oyj(1)	3,333	16,224
Sampo Oyj, A Shares	772	34,286
Sanoma Oyj	490	8,082
Stora Enso Oyj, R Shares	2,401	47,274
TietoEVRY Oyj	97	2,996
Tokmanni Group Corp.	341	7,411
UPM-Kymmene Oyj	2,370	90,162
Uponor Oyj	617	12,922
Valmet Oyj	579	19,487
Wartsila Oyj Abp	632	7,217
YIT Oyj(2)	1,099	6,192
		644,147
France — 8.8%
ABC arbitrage	396	3,558
Accor SA(1)	446	18,590
Aeroports de Paris(1)	115	14,591
Air France-KLM(1)(2)	1,403	9,438
Air Liquide SA	784	117,928
Airbus SE(1)	1,051	121,558
AKWEL	46	1,623
Albioma SA	255	12,426
ALD SA	1,038	15,144
Alstom SA(1)	1,068	53,130
Alten SA(1)	263	29,044
Amundi SA(1)	177	13,451
APERAM SA	467	19,546
ArcelorMittal SA(1)	4,963	115,489
Arkema SA	834	91,858
Atos SE(1)	526	40,871
Aubay	27	1,226
AXA SA	6,355	159,432
Beneteau SA(1)	88	1,311
Bigben Interactive(1)	62	1,464
BioMerieux	136	17,261
BNP Paribas SA(1)	2,936	174,454
Bollore SA	241	1,153
Bonduelle SCA	188	4,472
Bouygues SA	1,215	49,184
Bureau Veritas SA(1)	1,569	42,375
Capgemini SE	531	85,040
Carrefour SA	3,054	53,105
Casino Guichard Perrachon SA(1)	140	4,489
Cellectis SA, ADR(1)	316	6,794
CGG SA(1)	5,929	6,968
Chargeurs SA	235	6,329
Cie de Saint-Gobain(1)	2,992	160,300
Cie des Alpes	32	818
Cie Generale des Etablissements Michelin SCA	1,131	163,361
75

Avantis International Equity Fund
	Shares	Value
Cie Plastic Omnium SA	611	$21,828
CNP Assurances(1)	696	12,516
Coface SA(1)	947	10,311
Credit Agricole SA(1)	3,368	47,175
Danone SA	158	10,739
Dassault Aviation SA(1)	19	20,466
Dassault Systemes SE	148	30,689
Derichebourg SA(1)	1,448	11,452
Edenred	438	24,247
Eiffage SA(1)	787	80,833
Electricite de France SA(1)	2,597	30,839
Elis SA(1)	701	12,123
Engie SA(1)	2,862	41,716
Eramet SA(1)	180	13,320
EssilorLuxottica SA	330	53,737
Eurazeo SE(1)	79	5,846
Eurofins Scientific SE(1)	385	34,218
Euronext NV	453	48,744
Eutelsat Communications SA	2,032	24,484
Faurecia SE(1)	838	43,266
Gaztransport Et Technigaz SA	238	19,981
Getlink SE(1)	1,718	28,062
Hermes International	47	52,226
ID Logistics Group(1)	24	6,090
Iliad SA	169	29,890
Imerys SA	381	19,584
Innate Pharma SA(1)(2)	719	3,220
Interparfums SA(1)	127	7,341
Ipsen SA	460	39,140
Jacquet Metals SA	231	4,737
JCDecaux SA(1)	633	14,940
Kaufman & Broad SA	197	8,710
Kering SA	234	148,143
L'Oreal SA	491	179,018
La Francaise des Jeux SAEM	944	42,515
Lagardere SCA(1)	505	13,554
Legrand SA	515	44,676
LISI(1)	253	6,209
LNA Sante SA	19	1,030
LVMH Moet Hennessy Louis Vuitton SE	536	339,407
Maisons du Monde SA(1)	672	12,126
Mersen SA(1)	230	7,893
Metropole Television SA(1)	374	7,458
MGI Digital Graphic Technology(1)	17	988
Natixis SA(1)	4,255	20,711
Neoen SA(1)(2)	98	5,723
Nexans SA(1)	362	28,099
Orange SA, ADR	5,372	62,154
Orpea SA(1)	451	54,121
Pernod Ricard SA	498	94,521
Pharmagest Interactive	37	4,374
76

Avantis International Equity Fund
	Shares	Value
Publicis Groupe SA	953	$55,795
Quadient SA	622	14,195
Remy Cointreau SA	109	20,776
Renault SA(1)	1,107	49,562
Rexel SA(1)	1,737	32,488
Rubis SCA	343	15,706
Safran SA(1)	1,161	158,581
Sanofi, ADR	2,585	118,626
Sartorius Stedim Biotech	97	42,362
Schneider Electric SE	674	99,873
SCOR SE(1)	449	14,840
SEB SA	131	23,499
SES SA	3,489	27,776
Societe BIC SA	244	13,688
Societe Generale SA(1)	3,239	80,203
Sodexo SA(1)	367	35,063
SOITEC(1)	106	22,333
Solutions 30 SE(1)	872	10,204
Sopra Steria Group(1)	72	11,699
SPIE SA(1)	545	12,239
STMicroelectronics NV, (New York)(2)	4,627	179,805
Suez SA	662	13,777
Tarkett SA(1)	557	8,465
Teleperformance	359	126,933
Television Francaise 1(1)(2)	741	6,458
Thales SA	400	37,843
TOTAL SE, ADR	6,822	316,541
Trigano SA	115	21,571
Ubisoft Entertainment SA(1)	864	70,474
Valeo SA	2,413	85,094
Vallourec SA(1)(2)	22	1,069
Valneva SE(1)	993	13,281
Veolia Environnement SA	1,436	38,712
Verallia SA	109	4,003
Vicat SA	157	7,547
Vilmorin & Cie SA	19	1,216
Vinci SA	1,713	177,762
Virbac SA(1)	30	7,329
Vivendi SE	1,018	35,085
Worldline SA(1)	151	13,441
X-Fab Silicon Foundries SE(1)	839	7,171
		5,536,056
Germany — 7.8%
2G Energy AG	35	3,661
Aareal Bank AG(1)	477	12,653
adidas AG(1)	190	65,957
ADLER Group SA(1)	223	6,323
ADVA Optical Networking SE(1)	742	8,185
AIXTRON SE(1)	204	4,641
Allgeier SE	105	3,059
Allianz SE	849	205,117
77

Avantis International Equity Fund
	Shares	Value
Amadeus Fire AG(1)	60	$8,517
Aroundtown SA	4,039	29,288
AURELIUS Equity Opportunities SE & Co. KGaA(1)	228	5,233
Aurubis AG	280	24,328
BASF SE	2,361	193,319
Bayer AG	921	55,716
Bayerische Motoren Werke AG	1,343	115,713
Bayerische Motoren Werke AG, Preference Shares	212	14,333
BayWa AG	138	5,259
Bechtle AG	232	43,625
Befesa SA	137	9,264
Beiersdorf AG	339	33,482
Bertrandt AG	99	5,386
Bijou Brigitte AG(1)	20	555
Bilfinger SE	352	12,503
Borussia Dortmund GmbH & Co. KGaA(1)	725	4,811
Brenntag SE	874	67,732
Carl Zeiss Meditec AG	103	15,395
CECONOMY AG(1)	1,715	10,696
Cewe Stiftung & Co. KGAA	64	8,384
Commerzbank AG(1)	5,773	37,869
CompuGroup Medical SE & Co. KgaA	156	13,376
Continental AG(1)	511	73,052
Covestro AG	1,325	95,885
CropEnergies AG	109	1,466
CTS Eventim AG & Co. KGaA(1)	300	20,353
Daimler AG	3,360	268,298
Delivery Hero SE(1)	171	21,808
Dermapharm Holding SE	119	8,425
Deutsche Bank AG(1)	17,807	218,492
Deutsche Beteiligungs AG	23	1,029
Deutsche Boerse AG	594	97,050
Deutsche EuroShop AG(1)	569	12,194
Deutsche Lufthansa AG(1)	1,393	20,626
Deutsche Pfandbriefbank AG(1)	1,385	15,043
Deutsche Post AG	2,780	137,605
Deutsche Telekom AG	9,621	174,135
Deutsche Wohnen SE	1,437	67,487
Deutz AG(1)	1,338	9,738
Dialog Semiconductor plc(1)	611	47,351
DIC Asset AG	312	5,563
Draegerwerk AG & Co. KGaA	78	5,819
Draegerwerk AG & Co. KGaA, Preference Shares	119	9,092
Duerr AG	433	17,080
E.ON SE	3,697	37,665
Eckert & Ziegler Strahlen- und Medizintechnik AG	152	10,432
Elmos Semiconductor SE	32	1,271
ElringKlinger AG(1)	121	2,027
Encavis AG	683	14,396
Energiekontor AG	43	2,762
Evonik Industries AG	734	24,734
78

Avantis International Equity Fund
	Shares	Value
flatexDEGIRO AG(1)	123	$12,937
Fraport AG Frankfurt Airport Services Worldwide(1)	234	14,772
Freenet AG	282	5,967
Fresenius Medical Care AG & Co. KGaA, ADR	215	7,417
Fresenius SE & Co. KGaA	368	15,740
FUCHS PETROLUB SE, Preference Shares	475	25,919
GEA Group AG	1,455	50,194
Gerresheimer AG	174	17,969
Grand City Properties SA	684	16,754
GRENKE AG	122	5,095
Hamburger Hafen und Logistik AG	305	7,742
Hannover Rueck SE	160	27,065
HeidelbergCement AG	627	49,493
Heidelberger Druckmaschinen AG(1)	3,633	5,270
HelloFresh SE(1)	516	40,033
Henkel AG & Co. KGaA	179	15,802
Henkel AG & Co. KGaA, Preference Shares	419	41,280
HOCHTIEF AG	61	5,429
Hornbach Baumarkt AG	49	1,991
Hornbach Holding AG & Co. KGaA	83	7,811
HUGO BOSS AG	732	27,571
Hypoport SE(1)	22	15,442
Indus Holding AG	184	7,400
Infineon Technologies AG	2,725	118,234
Jenoptik AG	456	14,632
JOST Werke AG(1)	169	9,772
Jungheinrich AG, Preference Shares	672	28,993
K+S AG	2,114	23,580
KION Group AG	380	31,950
Kloeckner & Co. SE(1)	1,094	11,605
Knorr-Bremse AG	308	39,189
Krones AG	193	16,273
KSB SE & Co. KGaA, Preference Shares	15	4,336
KWS Saat SE & Co. KGaA	64	5,617
Lang & Schwarz AG(1)	47	7,457
Lanxess AG	325	23,997
LEG Immobilien AG	257	35,063
Leifheit AG	4	206
LPKF Laser & Electronics AG	302	9,444
Merck KGaA	230	37,245
MLP SE	192	1,470
MTU Aero Engines AG	257	61,040
Muenchener Rueckversicherungs-Gesellschaft AG	356	103,946
Nagarro SE(1)	105	11,307
Nemetschek SE	312	19,633
New Work SE	30	7,996
Norma Group SE	326	15,459
OHB SE(1)	22	928
PATRIZIA AG	274	7,475
Pfeiffer Vacuum Technology AG	35	6,753
Porsche Automobil Holding SE, Preference Shares	660	52,841
79

Avantis International Equity Fund
	Shares	Value
ProSiebenSat.1 Media SE(1)	1,049	$21,476
publity AG(1)	24	965
Puma SE(1)	566	60,054
QIAGEN NV(1)	69	3,450
Rational AG	21	17,915
Rheinmetall AG	272	27,096
RTL Group SA(1)	47	2,642
RWE AG	1,202	45,412
S&T AG(1)	507	13,559
SAF-Holland SE(1)	128	1,895
Salzgitter AG(1)	369	11,001
SAP SE, ADR	1,014	125,077
Sartorius AG, Preference Shares	110	56,502
Schaltbau Holding AG(1)	104	3,990
Scout24 AG	434	32,641
SGL Carbon SE(1)	809	6,715
Siemens AG	955	146,961
Siemens Energy AG(1)	1,199	45,057
Siemens Healthineers AG	277	15,293
Siltronic AG(1)	222	36,991
Sixt SE(1)	155	19,229
Sixt SE, Preference Shares	193	14,425
SMA Solar Technology AG(1)	128	8,200
Software AG	355	15,742
Stabilus SA	172	12,853
STO SE & Co. KGaA, Preference Shares	45	7,728
STRATEC SE	14	1,991
Stroeer SE & Co. KGaA	187	16,727
Suedzucker AG	252	3,954
Symrise AG	301	35,031
TAG Immobilien AG(1)	474	13,467
Takkt AG(1)	294	4,162
TeamViewer AG(1)	861	46,206
Technotrans SE(1)	128	4,327
Tele Columbus AG(1)	308	1,202
Telefonica Deutschland Holding AG	9,369	24,919
thyssenkrupp AG(1)	382	5,159
Traffic Systems SE	40	1,681
UmweltBank AG	228	4,724
Uniper SE	1,851	64,621
United Internet AG	397	17,413
va-Q-tec AG(1)	106	3,751
Varta AG(1)	146	20,045
VERBIO Vereinigte BioEnergie AG	88	3,519
Villeroy & Boch AG, Preference Shares	64	1,156
Volkswagen AG	84	19,647
Volkswagen AG, Preference Shares	432	90,093
Vonovia SE	958	61,011
Wacker Chemie AG	203	26,298
Wacker Neuson SE(1)	447	9,086
Washtec AG(1)	108	6,357
80

Avantis International Equity Fund
	Shares	Value
Westwing Group AG(1)	246	$9,460
Wuestenrot & Wuerttembergische AG	218	4,482
Zalando SE(1)	587	60,186
zooplus AG(1)	56	13,650
		4,903,986
Hong Kong — 2.9%
AIA Group Ltd.	16,268	203,632
ASM Pacific Technology Ltd.	800	11,113
Atlas Corp.(2)	648	8,703
Bank of East Asia Ltd. (The)	8,200	19,366
BOC Hong Kong Holdings Ltd.	11,000	36,573
Bright Smart Securities & Commodities Group Ltd.(2)	14,000	3,735
Budweiser Brewing Co. APAC Ltd.	1,600	4,886
Cafe de Coral Holdings Ltd.	4,000	8,893
China Strategic Holdings Ltd.(1)	230,000	4,770
Chinese Estates Holdings Ltd.	7,500	4,001
Chow Sang Sang Holdings International Ltd.	5,000	6,780
CK Asset Holdings Ltd.	12,000	70,619
CK Hutchison Holdings Ltd.	3,000	22,654
CK Infrastructure Holdings Ltd.	2,500	14,486
CLP Holdings Ltd.	7,500	73,118
Comba Telecom Systems Holdings Ltd.(2)	18,000	5,524
Dah Sing Banking Group Ltd.	800	878
Dah Sing Financial Holdings Ltd.	400	1,294
Dairy Farm International Holdings Ltd.	2,300	9,919
Esprit Holdings Ltd.(1)	5,100	603
ESR Cayman Ltd.(1)	2,000	6,327
Fairwood Holdings Ltd.	2,000	4,615
Far East Consortium International Ltd.	15,000	5,394
First Pacific Co. Ltd.	24,000	7,857
Fullshare Holdings Ltd.(1)(2)	167,500	3,460
Galaxy Entertainment Group Ltd.	4,000	36,991
Giordano International Ltd.	4,000	803
Guotai Junan International Holdings Ltd.	40,000	7,162
Haitong International Securities Group Ltd.(2)	4,000	1,235
Hang Lung Group Ltd.	9,000	22,499
Hang Lung Properties Ltd.	11,000	28,467
Hang Seng Bank Ltd.	2,500	48,480
Health & Happiness H&H International Holdings Ltd.	1,500	5,952
Henderson Land Development Co. Ltd.	4,000	17,374
HK Electric Investments & HK Electric Investments Ltd.	8,000	7,838
HKBN Ltd.	1,500	2,176
HKT Trust & HKT Ltd.	5,000	6,792
Hong Kong & China Gas Co. Ltd.	13,650	20,577
Hong Kong Exchanges & Clearing Ltd.	3,100	188,741
Hongkong & Shanghai Hotels Ltd. (The)	1,000	1,016
Hongkong Land Holdings Ltd.	8,500	40,900
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	3,451
Hysan Development Co. Ltd.	5,000	21,427
IGG, Inc.	6,000	8,943
IT Ltd.(1)	10,000	3,608
81

Avantis International Equity Fund
	Shares	Value
Jardine Matheson Holdings Ltd.	400	$20,950
Jardine Strategic Holdings Ltd.	900	23,237
Johnson Electric Holdings Ltd.	4,000	11,597
K Wah International Holdings Ltd.	11,000	5,658
Kerry Logistics Network Ltd.	7,000	20,314
Kerry Properties Ltd.	4,500	14,470
Lai Sun Development Co. Ltd.(1)	3,600	3,301
Lifestyle International Holdings Ltd.(1)	5,000	4,484
Luk Fook Holdings International Ltd.	5,000	12,716
Man Wah Holdings Ltd.	16,800	36,734
Melco Resorts & Entertainment Ltd., ADR(1)	929	20,122
MGM China Holdings Ltd.(2)	800	1,435
MTR Corp. Ltd.	3,000	18,041
New World Development Co. Ltd.	7,000	35,661
NWS Holdings Ltd.	10,000	11,303
Oriental Watch Holdings(2)	2,828	970
Pacific Basin Shipping Ltd.	56,000	13,929
Pacific Century Premium Developments Ltd.(1)	2,268	243
Pacific Textiles Holdings Ltd.	12,000	7,689
PCCW Ltd.	19,024	10,909
Power Assets Holdings Ltd.	4,500	24,998
Sands China Ltd.(1)	5,600	26,484
Shangri-La Asia Ltd.(1)	2,000	2,058
Shun Tak Holdings Ltd.	16,000	5,448
Sino Land Co. Ltd.(2)	25,055	37,907
SITC International Holdings Co. Ltd.	13,000	34,123
SJM Holdings Ltd.	14,000	19,643
SmarTone Telecommunications Holdings Ltd.	1,500	950
Sun Hung Kai & Co. Ltd.	10,000	4,284
Sun Hung Kai Properties Ltd.	3,000	48,370
SUNeVision Holdings Ltd.	2,000	2,023
Swire Pacific Ltd., Class A	3,500	25,777
Swire Properties Ltd.	5,800	18,672
Techtronic Industries Co. Ltd.	4,000	60,947
Texwinca Holdings Ltd.	4,000	876
United Laboratories International Holdings Ltd. (The)	10,000	7,269
Value Partners Group Ltd.	2,000	1,321
Vitasoy International Holdings Ltd.(2)	6,000	26,429
VSTECS Holdings Ltd.	8,000	7,167
VTech Holdings Ltd.	1,000	8,385
WH Group Ltd.	39,000	34,981
Wharf Real Estate Investment Co. Ltd.	12,000	72,007
Wynn Macau Ltd.(1)	7,600	14,503
Xinyi Glass Holdings Ltd.	18,000	50,388
Yue Yuen Industrial Holdings Ltd.	6,500	13,917
		1,836,322
Ireland — 0.6%
AIB Group plc(1)(2)	4,433	10,029
Bank of Ireland Group plc(1)	5,700	23,236
Cairn Homes plc(1)	7,836	8,556
CRH plc(1)	2,482	107,230
82

Avantis International Equity Fund
	Shares	Value
Dalata Hotel Group plc(1)	1,595	$8,015
FBD Holdings plc(1)	510	4,535
Glanbia plc	784	10,193
Glenveagh Properties plc(1)	6,564	6,572
Kerry Group plc, A Shares	350	42,198
Kingspan Group plc(1)	595	43,311
Origin Enterprises plc	1,105	4,640
Smurfit Kappa Group plc	1,927	91,026
		359,541
Israel — 0.8%
AFI Properties Ltd.(1)	174	5,387
Airport City Ltd.(1)	284	3,850
Alony Hetz Properties & Investments Ltd.	537	6,355
Amot Investments Ltd.	717	3,738
Ashtrom Group Ltd.	80	1,465
AudioCodes Ltd.	183	5,214
Azrieli Group Ltd.	70	4,221
Bank Hapoalim BM(1)	3,177	22,253
Bank Leumi Le-Israel BM	4,231	25,501
Bayside Land Corp. Ltd.	714	5,400
Bezeq The Israeli Telecommunication Corp. Ltd.(1)	5,510	5,282
Caesarstone Ltd.	67	845
Camtek Ltd.(1)	100	2,684
Cellcom Israel Ltd.(1)	759	3,045
Check Point Software Technologies Ltd.(1)	280	30,867
Clal Insurance Enterprises Holdings Ltd.(1)	524	8,077
CyberArk Software Ltd.(1)	90	13,215
Danel Adir Yeoshua Ltd.	47	7,270
Delek Automotive Systems Ltd.	536	5,578
Elbit Systems Ltd.	33	4,271
Elco Ltd.	83	3,994
Electra Consumer Products 1970 Ltd.	158	6,010
Electra Ltd.	11	5,724
Energix-Renewable Energies Ltd.	935	3,248
Equital Ltd.(1)	35	813
Fattal Holdings 1998 Ltd.(1)	45	4,592
FIBI Holdings Ltd.	173	5,062
First International Bank of Israel Ltd.	212	5,516
Fiverr International Ltd.(1)	21	5,669
FMS Enterprises Migun Ltd.(1)	27	673
Fox Wizel Ltd.	130	11,971
Gazit-Globe Ltd.	640	3,962
Harel Insurance Investments & Financial Services Ltd.	123	1,102
Hilan Ltd.	26	1,139
ICL Group Ltd.	3,029	17,398
IDI Insurance Co. Ltd.	30	1,066
Inrom Construction Industries Ltd.	1,146	5,095
Isracard Ltd.	1,770	6,023
Israel Corp. Ltd. (The)(1)	34	7,661
Israel Discount Bank Ltd., A Shares	4,926	18,067
Ituran Location and Control Ltd.	43	932
83

Avantis International Equity Fund
	Shares	Value
Kamada Ltd.(1)	533	$3,365
Kornit Digital Ltd.(1)	68	7,693
Matrix IT Ltd.	212	4,639
Maytronics Ltd.	330	5,196
Mediterranean Towers Ltd.	327	940
Melisron Ltd.	16	839
Menora Mivtachim Holdings Ltd.	69	1,319
Mivne Real Estate KD Ltd.	2,451	5,631
Mizrahi Tefahot Bank Ltd.	525	12,415
Nice Ltd., ADR(1)	106	24,331
Novolog Ltd.	5,599	4,871
Oil Refineries Ltd.(1)	2,871	621
Partner Communications Co. Ltd.(1)	1,319	6,598
Paz Oil Co. Ltd.	83	7,701
Phoenix Holdings Ltd. (The)(1)	1,064	8,191
Radware Ltd.(1)	185	4,821
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	98	6,272
Sapiens International Corp. NV	45	1,465
Shapir Engineering and Industry Ltd.	867	5,952
Shikun & Binui Ltd.(1)	1,741	10,137
Shufersal Ltd.	1,530	12,282
Strauss Group Ltd.	234	6,273
Summit Real Estate Holdings Ltd.(1)	420	5,924
Tel Aviv Stock Exchange Ltd.	917	4,918
Teva Pharmaceutical Industries Ltd., ADR(1)	1,494	16,075
Tower Semiconductor Ltd.(1)	396	11,800
Wix.com Ltd.(1)	66	23,006
		483,510
Italy — 2.4%
A2A SpA	13,621	22,893
ACEA SpA	668	13,151
Amplifon SpA(1)	364	14,494
Anima Holding SpA	197	946
Arnoldo Mondadori Editore SpA(1)	2,193	4,133
Ascopiave SpA	1,761	7,618
Assicurazioni Generali SpA(1)	1,084	20,340
ASTM SpA(1)	208	6,375
Atlantia SpA(1)	854	15,998
Autogrill SpA(1)	1,256	8,095
Azimut Holding SpA	969	22,228
Banca Farmafactoring SpA(1)	1,044	6,853
Banca Generali SpA(1)	427	14,540
Banca IFIS SpA(1)	69	876
Banca Mediolanum SpA(1)	100	872
Banca Monte dei Paschi di Siena SpA(1)	639	931
Banca Popolare di Sondrio SCPA(1)	3,766	10,843
Banco BPM SpA(1)	5,819	14,914
BPER Banca(1)	4,382	9,595
Brunello Cucinelli SpA(1)	330	13,586
Buzzi Unicem SpA	275	6,940
Carel Industries SpA	333	6,877
84

Avantis International Equity Fund
	Shares	Value
Cerved Group SpA(1)	735	$5,977
CIR SpA-Compagnie Industriali(1)	10,844	6,419
CNH Industrial NV(1)	2,944	43,482
Credito Emiliano SpA(1)	173	987
Credito Valtellinese SpA(1)	543	7,870
Danieli & C Officine Meccaniche SpA	239	5,007
Danieli & C Officine Meccaniche SpA, Preference Shares(1)	502	6,648
Davide Campari-Milano NV	589	6,638
De' Longhi SpA	573	21,170
DiaSorin SpA	42	8,224
doValue SpA(1)	489	6,036
Enav SpA	848	4,087
Enel SpA	12,556	118,843
Eni SpA, ADR(2)	6,421	146,912
ERG SpA	342	9,746
Esprinet SpA(1)	190	2,423
Falck Renewables SpA	779	5,301
Ferrari NV	313	60,633
Fila SpA(1)	454	5,002
FinecoBank Banca Fineco SpA(1)	1,755	30,853
Freni Brembo SpA(1)	747	9,696
Gruppo MutuiOnline SpA	307	14,558
Hera SpA	4,203	14,905
Infrastrutture Wireless Italiane SpA	103	1,070
Interpump Group SpA	205	9,403
Intesa Sanpaolo SpA(1)	35,250	90,771
Iren SpA	6,949	17,205
Italgas SpA	5,175	30,484
Leonardo SpA	821	6,568
Mediaset SpA(1)	524	1,477
Mediobanca Banca di Credito Finanziario SpA(1)	1,880	19,550
Moncler SpA(1)	821	50,821
Nexi SpA(1)	501	8,998
OVS SpA(1)	539	729
Piaggio & C SpA	317	1,201
Poste Italiane SpA	1,067	12,108
Prysmian SpA	1,805	57,801
RAI Way SpA	862	4,734
Recordati Industria Chimica e Farmaceutica SpA	372	18,914
Reno de Medici SpA	4,439	5,602
Reply SpA	152	17,546
Retelit SpA	1,752	4,735
Saipem SpA	6,199	17,308
Salvatore Ferragamo SpA(1)	392	7,480
Sesa SpA(1)	103	13,980
Snam SpA	6,797	35,233
Societa Cattolica di Assicurazioni SC(1)	967	5,298
Stellantis NV	9,818	159,151
Technogym SpA(1)	1,602	17,421
Telecom Italia SpA/Milano	11,906	5,645
Telecom Italia SpA/Milano, Preference Shares	13,356	7,159
85

Avantis International Equity Fund
	Shares	Value
Tenaris SA, ADR	967	$20,259
Terna Rete Elettrica Nazionale SpA	5,638	39,204
UniCredit SpA(1)	3,485	35,914
Unipol Gruppo SpA(1)	1,764	9,161
		1,497,445
Japan — 22.8%
77 Bank Ltd. (The)	500	6,645
A&D Co. Ltd.	200	2,216
ABC-Mart, Inc.	100	5,735
Acom Co. Ltd.	1,400	6,282
Adastria Co. Ltd.	300	5,696
ADEKA Corp.	800	13,506
Advantest Corp.	500	41,035
Aeon Co. Ltd.	1,100	33,229
Aeon Delight Co. Ltd.	200	5,985
AEON Financial Service Co. Ltd.	600	7,777
Aeon Mall Co. Ltd.	700	11,846
AGC, Inc.	1,200	44,280
Ai Holdings Corp.	100	1,857
Aica Kogyo Co. Ltd.	200	6,913
Aida Engineering Ltd.	200	1,694
Aiful Corp.(1)	500	1,313
Ain Holdings, Inc.	100	6,503
Air Water, Inc.	1,200	19,924
Aisan Industry Co. Ltd.	200	1,077
Aisin Seiki Co. Ltd.	800	27,530
Ajinomoto Co., Inc.	2,400	47,705
Akatsuki, Inc.	100	3,893
Alconix Corp.	100	1,490
Alfresa Holdings Corp.	300	5,851
Alps Alpine Co. Ltd.	1,000	13,360
Altech Corp.	300	5,594
Amada Co. Ltd.	900	11,142
Amano Corp.	400	8,960
Amuse, Inc.	200	4,993
ANA Holdings, Inc.(1)	100	2,506
Anritsu Corp.	100	2,140
AOKI Holdings, Inc.	100	646
Aoyama Trading Co. Ltd.(1)	100	774
Aozora Bank Ltd.	500	10,661
Arata Corp.	200	8,453
Arcland Sakamoto Co. Ltd.	400	5,766
Arcs Co. Ltd.	100	2,073
Argo Graphics, Inc.	100	2,754
Arisawa Manufacturing Co. Ltd.	200	1,822
ARTERIA Networks Corp.	100	1,452
Artnature, Inc.	200	1,246
Aruhi Corp.	200	2,906
Asahi Co. Ltd.	300	4,159
Asahi Diamond Industrial Co. Ltd.	200	935
Asahi Group Holdings Ltd.	1,100	48,456
86

Avantis International Equity Fund
	Shares	Value
Asahi Holdings, Inc.	500	$18,690
Asahi Intecc Co. Ltd.	300	8,642
Asahi Kasei Corp.	4,300	46,911
Asanuma Corp.	100	4,302
Asia Pile Holdings Corp.	200	970
ASKUL Corp.	200	6,613
Astellas Pharma, Inc.	3,700	58,605
Atom Corp.	200	1,789
Awa Bank Ltd. (The)	300	6,288
Axial Retailing, Inc.	100	4,292
Azbil Corp.	100	4,245
Bandai Namco Holdings, Inc.	500	38,211
Bando Chemical Industries Ltd.	200	1,347
Bank of Iwate Ltd. (The)	200	3,923
Bank of Kyoto Ltd. (The)	300	18,212
Bank of Nagoya Ltd. (The)	200	5,401
Bank of Okinawa Ltd. (The)	100	2,623
Bank of the Ryukyus Ltd.	100	732
BayCurrent Consulting, Inc.	100	20,109
Belc Co. Ltd.	100	5,083
Belluna Co. Ltd.	200	1,942
Benefit One, Inc.	400	10,078
Benesse Holdings, Inc.	500	10,265
Bic Camera, Inc.	400	4,358
BML, Inc.	200	6,656
Br Holdings Corp.	700	4,137
Bridgestone Corp.	1,600	63,071
Broadleaf Co. Ltd.	200	934
Brother Industries Ltd.	1,600	31,735
Bunka Shutter Co. Ltd.	700	6,540
Calbee, Inc.	300	7,879
Canon, Inc., ADR	994	21,500
Capcom Co. Ltd.	500	30,392
Casio Computer Co. Ltd.	1,100	21,401
Cawachi Ltd.	200	5,384
Central Glass Co. Ltd.	400	8,270
Central Japan Railway Co.	300	50,581
Change, Inc.(1)	400	11,881
Chiba Bank Ltd. (The)	2,800	18,037
Chilled & Frozen Logistics Holdings Co. Ltd.	100	1,617
Chubu Electric Power Co., Inc.	1,700	20,937
Chubu Shiryo Co. Ltd.	400	5,213
Chudenko Corp.	200	4,140
Chugai Pharmaceutical Co. Ltd.	1,200	54,061
Chugoku Bank Ltd. (The)	800	6,430
Chugoku Electric Power Co., Inc. (The)	500	5,976
Citizen Watch Co. Ltd.	300	1,090
CKD Corp.	400	8,701
Cleanup Corp.	200	946
CMK Corp.	200	784
Coca-Cola Bottlers Japan Holdings, Inc.	600	10,412
87

Avantis International Equity Fund
	Shares	Value
cocokara fine, Inc.	100	$6,978
COLOPL, Inc.	600	4,897
Colowide Co. Ltd.	100	1,913
Computer Engineering & Consulting Ltd.	300	3,993
COMSYS Holdings Corp.	500	15,258
Comture Corp.	200	5,129
Concordia Financial Group Ltd.	6,100	23,879
Cosmo Energy Holdings Co. Ltd.	400	9,789
Cosmos Pharmaceutical Corp.	200	28,648
Create Restaurants Holdings, Inc.(1)	200	1,587
Create SD Holdings Co. Ltd.	200	6,066
Credit Saison Co. Ltd.	1,100	13,911
CTI Engineering Co. Ltd.	200	4,383
Curves Holdings Co. Ltd.	100	941
CyberAgent, Inc.	500	30,110
Cybozu, Inc.	200	4,392
Dai Nippon Printing Co. Ltd.	700	12,686
Dai-Dan Co. Ltd.	200	5,076
Dai-ichi Life Holdings, Inc.	3,400	60,832
Daibiru Corp.	100	1,200
Daicel Corp.	1,500	11,145
Daido Metal Co. Ltd.	200	1,018
Daido Steel Co. Ltd.	200	8,345
Daifuku Co. Ltd.	200	19,099
Daihen Corp.	200	8,552
Daiho Corp.	100	3,472
Daiichi Jitsugyo Co. Ltd.	200	7,720
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,886
Daiichi Sankyo Co. Ltd.	1,400	39,790
Daiichikosho Co. Ltd.	300	11,896
Daiki Aluminium Industry Co. Ltd.	200	1,469
Daikin Industries Ltd.	500	98,421
Daikokutenbussan Co. Ltd.	200	11,033
Daikyonishikawa Corp.	200	1,387
Daio Paper Corp.	800	14,952
Daiseki Co. Ltd.	300	9,444
Daishi Hokuetsu Financial Group, Inc.	300	6,666
Daito Pharmaceutical Co. Ltd.	200	6,203
Daito Trust Construction Co. Ltd.	500	55,748
Daiwa House Industry Co. Ltd.	1,000	28,429
Daiwa Securities Group, Inc.	6,800	33,337
Daiwabo Holdings Co. Ltd.	200	14,987
DCM Holdings Co. Ltd.	1,000	9,878
DeNA Co. Ltd.	400	7,935
Denka Co. Ltd.	600	22,695
Denso Corp.	800	48,404
Dentsu Group, Inc.	300	10,425
Denyo Co. Ltd.	200	3,818
Dexerials Corp.	600	8,769
DIC Corp.	600	14,839
Digital Arts, Inc.	100	9,164
88

Avantis International Equity Fund
	Shares	Value
Dip Corp.	300	$8,268
DMG Mori Co. Ltd.	700	10,640
Doshisha Co. Ltd.	400	6,630
Doutor Nichires Holdings Co. Ltd.	300	4,572
Dowa Holdings Co. Ltd.	500	20,082
DTS Corp.	300	6,591
Duskin Co. Ltd.	100	2,552
DyDo Group Holdings, Inc.	200	9,488
Eagle Industry Co. Ltd.	200	2,045
Earth Corp.	100	5,497
East Japan Railway Co.	900	68,627
Ebara Corp.	800	30,140
EDION Corp.	700	7,109
Ehime Bank Ltd. (The)	100	914
Eiken Chemical Co. Ltd.	200	3,805
Eisai Co. Ltd.	300	20,792
Eizo Corp.	200	6,980
Elecom Co. Ltd.	100	4,404
Electric Power Development Co. Ltd.	1,100	17,897
en-japan, Inc.	100	3,024
ENEOS Holdings, Inc.	14,300	63,354
ESPEC Corp.	200	3,417
Exedy Corp.	100	1,520
Ezaki Glico Co. Ltd.	100	4,085
F.C.C. Co. Ltd.	300	4,784
Fancl Corp.	300	10,679
FANUC Corp.	200	49,914
Fast Retailing Co. Ltd.	100	99,282
Ferrotec Holdings Corp.	200	4,020
Financial Products Group Co. Ltd.	1,000	6,029
Foster Electric Co. Ltd.	100	1,166
FP Corp.	300	11,656
France Bed Holdings Co. Ltd.	200	1,750
Freee KK(1)	100	10,262
Fudo Tetra Corp.	100	1,714
Fuji Co. Ltd.	100	1,711
Fuji Corp./Aichi	100	2,361
Fuji Electric Co. Ltd.	300	12,580
Fuji Kyuko Co. Ltd.	200	10,338
Fuji Oil Holdings, Inc.	400	11,048
Fuji Seal International, Inc.	300	6,222
Fuji Soft, Inc.	200	9,939
Fujibo Holdings, Inc.	100	3,801
Fujicco Co. Ltd.	200	3,593
FUJIFILM Holdings Corp.	400	22,934
Fujikura Ltd.(1)	2,200	10,799
Fujimi, Inc.	200	7,426
Fujimori Kogyo Co. Ltd.	200	8,005
Fujitec Co. Ltd.	100	2,317
Fujitsu General Ltd.	400	10,807
Fujitsu Ltd.	700	100,849
89

Avantis International Equity Fund
	Shares	Value
Fukuda Corp.	200	$9,355
Fukui Computer Holdings, Inc.	100	3,138
Fukuoka Financial Group, Inc.	800	14,523
Fukuyama Transporting Co. Ltd.	200	7,861
FULLCAST Holdings Co. Ltd.	300	5,505
Funai Soken Holdings, Inc.	200	4,080
Furukawa Co. Ltd.	300	3,678
Furukawa Electric Co. Ltd.	300	7,882
Furuno Electric Co. Ltd.	100	988
Fuso Chemical Co. Ltd.	200	7,233
Futaba Industrial Co. Ltd.	200	993
Future Corp.	300	4,992
Fuyo General Lease Co. Ltd.	100	6,649
G-7 Holdings, Inc.	100	2,229
G-Tekt Corp.	100	1,319
Genky DrugStores Co. Ltd.	200	6,210
Geo Holdings Corp.	500	5,609
GLOBERIDE, Inc.	200	7,673
Glory Ltd.	300	6,604
GMO Financial Holdings, Inc.	200	1,744
GMO Internet, Inc.	400	11,890
GMO Payment Gateway, Inc.	100	13,235
GNI Group Ltd.(1)	100	1,886
Goldcrest Co. Ltd.	100	1,582
Goldwin, Inc.	200	13,803
Grace Technology, Inc.	100	5,009
GS Yuasa Corp.	800	23,831
GungHo Online Entertainment, Inc.	400	8,176
Gunma Bank Ltd. (The)	3,000	9,755
Gunze Ltd.	100	3,429
H-One Co. Ltd.	200	1,394
H.U. Group Holdings, Inc.	100	3,091
H2O Retailing Corp.	200	1,658
Hachijuni Bank Ltd. (The)	2,900	9,626
Hakuhodo DY Holdings, Inc.	400	6,665
Halows Co. Ltd.	200	5,273
Hamakyorex Co. Ltd.	200	5,992
Hamamatsu Photonics KK	100	5,881
Hankyu Hanshin Holdings, Inc.	400	13,470
Hanwa Co. Ltd.	100	2,600
Haseko Corp.	700	8,701
Hazama Ando Corp.	1,100	8,362
Heiwa Corp.	300	4,545
Heiwa Real Estate Co. Ltd.	300	9,788
Heiwado Co. Ltd.	400	7,369
Hikari Tsushin, Inc.	100	19,783
Hino Motors Ltd.	400	3,809
Hirata Corp.	100	6,163
Hirogin Holdings, Inc.	1,500	8,889
Hirose Electric Co. Ltd.	100	14,741
HIS Co. Ltd.(1)	300	7,196
90

Avantis International Equity Fund
	Shares	Value
Hisamitsu Pharmaceutical Co., Inc.	200	$12,546
Hitachi Capital Corp.	300	8,175
Hitachi Construction Machinery Co. Ltd.	300	9,338
Hitachi Ltd.	1,000	46,160
Hitachi Metals Ltd.	400	6,377
Hitachi Transport System Ltd.	500	15,666
Hitachi Zosen Corp.	1,900	12,215
Hogy Medical Co. Ltd.	100	2,867
Hokkaido Electric Power Co., Inc.	1,300	5,488
Hokko Chemical Industry Co. Ltd.	200	1,865
Hokkoku Bank Ltd. (The)	100	2,485
Hokuetsu Corp.	1,200	5,777
Hokuetsu Industries Co. Ltd.	100	1,031
Hokuhoku Financial Group, Inc.	1,100	10,009
Hokuriku Electric Power Co.	1,300	8,092
Hokuto Corp.	200	3,982
Honda Motor Co. Ltd., ADR	6,257	173,131
Honeys Holdings Co. Ltd.	100	969
Hoosiers Holdings	200	1,264
Horiba Ltd.	200	12,025
Hoshizaki Corp.	100	8,829
Hosiden Corp.	100	959
Hosokawa Micron Corp.	100	5,951
House Foods Group, Inc.	200	6,677
Hoya Corp.	484	54,937
Hulic Co. Ltd.	1,400	15,723
Hyakugo Bank Ltd. (The)	2,000	5,716
Hyakujushi Bank Ltd. (The)	200	2,939
I-Net Corp./Kanagawa	100	1,377
I-PEX, Inc.	200	3,730
Ibiden Co. Ltd.	700	28,430
Ichibanya Co. Ltd.	100	4,534
Ichigo, Inc.	600	1,986
Ichikoh Industries Ltd.	200	1,376
Ichinen Holdings Co. Ltd.	100	1,230
Icom, Inc.	200	5,063
Idec Corp.	300	4,966
Idemitsu Kosan Co. Ltd.	400	10,567
IDOM, Inc.	900	5,277
IHI Corp.	500	9,348
Iida Group Holdings Co. Ltd.	1,100	25,072
Iino Kaiun Kaisha Ltd.	400	1,716
Inaba Denki Sangyo Co. Ltd.	100	2,386
Inabata & Co. Ltd.	100	1,420
Inageya Co. Ltd.	300	4,652
Ines Corp.	100	1,244
Infocom Corp.	200	4,944
Infomart Corp.	200	1,757
Information Services International-Dentsu Ltd.	400	14,052
INPEX Corp.	4,600	34,839
Intage Holdings, Inc.	600	6,406
91

Avantis International Equity Fund
	Shares	Value
Inter Action Corp.	200	$4,696
Internet Initiative Japan, Inc.	600	12,382
IR Japan Holdings Ltd.	100	12,120
Isetan Mitsukoshi Holdings Ltd.	1,200	8,868
Ishihara Sangyo Kaisha Ltd.	100	772
Isuzu Motors Ltd.	1,200	12,684
Ito En Ltd.	300	16,601
ITOCHU Corp.	1,300	39,013
Itochu Enex Co. Ltd.	600	5,797
Itochu Techno-Solutions Corp.	500	15,405
Itoham Yonekyu Holdings, Inc.	900	6,027
IwaiCosmo Holdings, Inc.	100	1,457
Iwatani Corp.	300	17,214
Iyo Bank Ltd. (The)	2,000	11,660
Izumi Co. Ltd.	300	11,174
J Front Retailing Co. Ltd.	1,600	15,483
JAC Recruitment Co. Ltd.	300	4,584
Jaccs Co. Ltd.	100	1,925
JAFCO Group Co. Ltd.	300	18,361
Japan Airlines Co. Ltd.(1)	200	4,793
Japan Airport Terminal Co. Ltd.	200	9,751
Japan Asia Group Ltd.	600	7,004
Japan Aviation Electronics Industry Ltd.	600	9,638
Japan Exchange Group, Inc.	1,400	30,120
Japan Investment Adviser Co. Ltd.	400	5,116
Japan Lifeline Co. Ltd.	100	1,228
Japan Material Co. Ltd.	500	6,336
Japan Petroleum Exploration Co. Ltd.	100	2,108
Japan Post Bank Co. Ltd.	700	6,710
Japan Post Holdings Co. Ltd.	3,100	26,711
Japan Post Insurance Co. Ltd.	1,000	20,628
Japan Pulp & Paper Co. Ltd.	200	6,839
Japan Securities Finance Co. Ltd.	700	3,977
Japan Steel Works Ltd. (The)	200	5,215
Japan Wool Textile Co. Ltd. (The)	700	5,932
JCU Corp.	200	6,439
JDC Corp.	200	1,035
JFE Holdings, Inc.(1)	1,500	16,038
JGC Holdings Corp.	1,000	13,011
JINS Holdings, Inc.	100	6,929
JSR Corp.	400	11,913
JTEKT Corp.	1,000	10,623
Juroku Bank Ltd. (The)	200	3,715
Justsystems Corp.	200	11,749
JVCKenwood Corp.	500	884
K's Holdings Corp.	1,600	21,442
Kadokawa Corp.	200	7,336
Kaga Electronics Co. Ltd.	100	2,182
Kagome Co. Ltd.	800	23,827
Kajima Corp.	2,800	36,043
Kakaku.com, Inc.	500	15,834
92

Avantis International Equity Fund
	Shares	Value
Kaken Pharmaceutical Co. Ltd.	200	$7,997
Kameda Seika Co. Ltd.	100	4,411
Kamei Corp.	100	1,096
Kamigumi Co. Ltd.	400	7,549
Kanamoto Co. Ltd.	300	6,695
Kandenko Co. Ltd.	900	7,414
Kaneka Corp.	300	11,745
Kanematsu Corp.	900	11,549
Kanematsu Electronics Ltd.	200	6,651
Kansai Electric Power Co., Inc. (The)	2,500	24,995
Kansai Mirai Financial Group, Inc.	200	1,169
Kansai Paint Co. Ltd.	300	7,905
Kanto Denka Kogyo Co. Ltd.	200	1,649
Kao Corp.	900	60,747
Kasai Kogyo Co. Ltd.(1)	200	759
Katitas Co. Ltd.	200	5,462
Kato Sangyo Co. Ltd.	100	3,374
Kawasaki Heavy Industries Ltd.(1)	700	15,931
Kawasaki Kisen Kaisha Ltd.(1)	600	11,523
KDDI Corp.	4,700	145,053
Keihan Holdings Co. Ltd.	100	4,549
Keihanshin Building Co. Ltd.	300	4,285
Keikyu Corp.	300	4,807
Keio Corp.	200	15,035
Keisei Electric Railway Co. Ltd.	200	7,197
Keiyo Bank Ltd. (The)	200	808
Kewpie Corp.	600	13,032
Keyence Corp.	100	47,828
KFC Holdings Japan Ltd.	100	2,680
KH Neochem Co. Ltd.	400	9,213
Kikkoman Corp.	100	6,594
Kinden Corp.	400	6,561
Kintetsu Group Holdings Co. Ltd.	100	4,219
Kintetsu World Express, Inc.	500	13,036
Kirin Holdings Co. Ltd.	1,800	35,472
Kitanotatsujin Corp.	200	1,162
Kito Corp.	100	1,360
Kitz Corp.	900	4,799
Kiyo Bank Ltd. (The)	500	6,807
KLab, Inc.(1)	500	3,940
Koatsu Gas Kogyo Co. Ltd.	200	1,349
Kobayashi Pharmaceutical Co. Ltd.	100	9,466
Kobe Bussan Co. Ltd.	400	10,262
Kobe Steel Ltd.(1)	2,000	12,500
Koei Tecmo Holdings Co. Ltd.	200	11,237
Kohnan Shoji Co. Ltd.	300	8,161
Koito Manufacturing Co. Ltd.	600	39,895
Kokuyo Co. Ltd.	500	7,217
Komatsu Ltd.	2,200	66,943
Komeri Co. Ltd.	300	8,077
Komori Corp.	100	665
93

Avantis International Equity Fund
	Shares	Value
Konami Holdings Corp.	500	$32,300
Konica Minolta, Inc.	4,500	23,066
Konishi Co. Ltd.	400	6,219
Konoike Transport Co. Ltd.	400	3,904
Koshidaka Holdings Co. Ltd.	100	539
Kotobuki Spirits Co. Ltd.	100	6,946
Kubota Corp.	3,500	79,711
Kumagai Gumi Co. Ltd.	400	10,581
Kura Sushi, Inc.	200	13,507
Kurabo Industries Ltd.	200	3,499
Kuraray Co. Ltd.	2,700	30,699
Kureha Corp.	300	19,945
Kurita Water Industries Ltd.	600	24,441
Kusuri no Aoki Holdings Co. Ltd.	200	15,655
KYB Corp.(1)	100	2,773
Kyocera Corp.	400	25,916
Kyokuto Kaihatsu Kogyo Co. Ltd.	400	5,697
Kyokuyo Co. Ltd.	200	5,637
Kyowa Exeo Corp.	200	5,140
Kyowa Kirin Co. Ltd.	1,200	33,554
Kyudenko Corp.	300	9,914
Kyushu Electric Power Co., Inc.	2,500	21,445
Kyushu Financial Group, Inc.	2,500	10,230
Kyushu Railway Co.	300	7,880
Lacto Japan Co. Ltd.	200	4,773
Lasertec Corp.	200	24,465
Lawson, Inc.	300	14,073
LEC, Inc.	400	4,810
Life Corp.	200	5,902
Lintec Corp.	200	4,358
Lion Corp.	600	11,520
Lixil Corp.	2,600	72,850
M&A Capital Partners Co. Ltd.(1)	100	4,423
M3, Inc.	800	63,490
Mabuchi Motor Co. Ltd.	100	4,454
Macnica Fuji Electronics Holdings, Inc.	400	7,590
Maeda Corp.	800	7,146
Maeda Kosen Co. Ltd.	100	2,695
Maeda Road Construction Co. Ltd.	300	6,129
Makino Milling Machine Co. Ltd.	100	3,807
Makita Corp.	800	33,995
Mani, Inc.	200	4,638
Marubeni Corp.	2,500	18,800
Marudai Food Co. Ltd.	200	3,124
Maruha Nichiro Corp.	400	9,277
Marui Group Co. Ltd.	700	13,408
Maruichi Steel Tube Ltd.	200	4,637
Maruwa Co. Ltd.	100	9,468
Maruwa Unyu Kikan Co. Ltd.	400	7,264
Maruzen Showa Unyu Co. Ltd.	200	5,770
Matsumotokiyoshi Holdings Co. Ltd.	100	3,948
94

Avantis International Equity Fund
	Shares	Value
Maxell Holdings Ltd.(1)	100	$1,313
Mazda Motor Corp.	1,800	14,403
McDonald's Holdings Co. Japan Ltd.	300	14,897
MCJ Co. Ltd.	900	7,695
Mebuki Financial Group, Inc.	7,000	15,355
Medipal Holdings Corp.	500	9,960
Megachips Corp.	200	6,448
Megmilk Snow Brand Co. Ltd.	400	8,038
Meidensha Corp.	400	8,632
MEIJI Holdings Co. Ltd.	200	12,679
Meiko Electronics Co. Ltd.	100	2,097
Meisei Industrial Co. Ltd.	200	1,458
Meitec Corp.	200	10,409
Menicon Co. Ltd.	100	5,922
Mercari, Inc.(1)	300	14,408
METAWATER Co. Ltd.	200	3,788
Micronics Japan Co. Ltd.	100	1,563
Mie Kotsu Group Holdings, Inc.	200	915
Milbon Co. Ltd.	100	5,539
Mimasu Semiconductor Industry Co. Ltd.	100	2,305
MINEBEA MITSUMI, Inc.	1,600	39,722
Ministop Co. Ltd.	100	1,283
Mirait Holdings Corp.	500	7,846
Miroku Jyoho Service Co. Ltd.	200	3,867
MISUMI Group, Inc.	100	3,046
Mitsuba Corp.(1)	200	1,112
Mitsubishi Chemical Holdings Corp.	5,200	36,666
Mitsubishi Corp.	2,600	73,841
Mitsubishi Electric Corp.	3,100	46,053
Mitsubishi Estate Co. Ltd.	4,300	74,913
Mitsubishi Gas Chemical Co., Inc.	700	16,408
Mitsubishi Heavy Industries Ltd.	1,800	52,677
Mitsubishi Kakoki Kaisha Ltd.	200	5,407
Mitsubishi Logisnext Co. Ltd.	400	4,295
Mitsubishi Logistics Corp.	200	6,310
Mitsubishi Materials Corp.	400	9,530
Mitsubishi Motors Corp.(1)	600	1,722
Mitsubishi UFJ Financial Group, Inc., ADR(2)	39,999	209,995
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,100	11,395
Mitsuboshi Belting Ltd.	100	1,555
Mitsui & Co. Ltd.	3,100	66,512
Mitsui Chemicals, Inc.	1,100	34,219
Mitsui E&S Holdings Co. Ltd.(1)	200	870
Mitsui Fudosan Co. Ltd.	1,800	41,128
Mitsui High-Tec, Inc.	300	12,016
Mitsui Matsushima Holdings Co. Ltd.	100	945
Mitsui Mining & Smelting Co. Ltd.	400	14,303
Mitsui OSK Lines Ltd.	1,000	32,054
Mitsui Sugar Co. Ltd.	100	1,771
Mitsui-Soko Holdings Co. Ltd.	300	6,150
Mitsuuroko Group Holdings Co. Ltd.	400	4,633
95

Avantis International Equity Fund
	Shares	Value
Miura Co. Ltd.	200	$10,337
Mixi, Inc.	300	7,548
Mizuho Financial Group, Inc., ADR(2)	40,914	121,515
Mizuho Leasing Co. Ltd.	300	9,362
Mizuno Corp.	100	2,044
Mochida Pharmaceutical Co. Ltd.	100	3,729
Modec, Inc.	100	1,642
Monex Group, Inc.	2,000	16,780
Monogatari Corp. (The)	200	11,471
MonotaRO Co. Ltd.	400	22,963
Morinaga & Co. Ltd.	200	7,231
Morinaga Milk Industry Co. Ltd.	300	13,649
MrMax Holdings Ltd.	400	2,717
MS&AD Insurance Group Holdings, Inc.	1,400	39,797
Murata Manufacturing Co. Ltd.	1,200	102,773
Musashi Seimitsu Industry Co. Ltd.	600	9,981
Musashino Bank Ltd. (The)	400	5,962
Nabtesco Corp.	300	12,847
Nachi-Fujikoshi Corp.	200	8,521
Nagaileben Co. Ltd.	200	4,940
Nagase & Co. Ltd.	500	7,884
Nagoya Railroad Co. Ltd.	900	22,990
Nankai Electric Railway Co. Ltd.	600	14,588
Nanto Bank Ltd. (The)	100	1,716
NEC Corp.	1,200	65,907
NEC Networks & System Integration Corp.	300	5,014
NET One Systems Co. Ltd.	600	18,600
Nexon Co. Ltd.	1,200	37,807
Nextage Co. Ltd.	900	14,555
NGK Insulators Ltd.	1,100	19,646
NGK Spark Plug Co. Ltd.	1,200	20,523
NH Foods Ltd.	600	25,380
NHK Spring Co. Ltd.	1,000	7,563
Nichi-iko Pharmaceutical Co. Ltd.	400	3,593
Nichias Corp.	100	2,333
Nichicon Corp.	100	1,024
Nichiha Corp.	300	8,489
Nichirei Corp.	500	12,974
Nichireki Co. Ltd.	100	1,425
Nidec Corp.	423	54,236
Nifco, Inc.	800	27,842
Nihon Dempa Kogyo Co. Ltd.(1)	200	1,446
Nihon Flush Co. Ltd.	400	4,356
Nihon House Holdings Co. Ltd.	300	929
Nihon Kohden Corp.	200	5,420
Nihon M&A Center, Inc.	500	27,249
Nihon Nohyaku Co. Ltd.	200	966
Nihon Parkerizing Co. Ltd.	100	1,017
Nihon Plast Co. Ltd.	200	1,082
Nihon Unisys Ltd.	600	17,335
Nikkon Holdings Co. Ltd.	100	1,929
96

Avantis International Equity Fund
	Shares	Value
Nikon Corp.	600	$5,386
Nintendo Co. Ltd.	300	182,226
Nippn Corp.	100	1,489
Nippo Corp.	500	13,095
Nippon Carbon Co. Ltd.	100	3,635
Nippon Commercial Development Co. Ltd.	300	4,636
Nippon Denko Co. Ltd.	2,400	6,325
Nippon Densetsu Kogyo Co. Ltd.	100	1,763
Nippon Electric Glass Co. Ltd.	400	9,123
Nippon Express Co. Ltd.	500	37,518
Nippon Gas Co. Ltd.	200	9,240
Nippon Kayaku Co. Ltd.	700	6,826
Nippon Koei Co. Ltd.	200	5,336
Nippon Light Metal Holdings Co. Ltd.	560	11,124
Nippon Paint Holdings Co. Ltd.	100	7,497
Nippon Paper Industries Co. Ltd.	900	11,891
Nippon Parking Development Co. Ltd.	3,300	4,323
Nippon Sanso Holdings Corp.	100	1,896
Nippon Seiki Co. Ltd.	400	4,675
Nippon Shokubai Co. Ltd.	200	10,686
Nippon Signal Co. Ltd.	100	871
Nippon Soda Co. Ltd.	100	3,163
Nippon Steel Corp.(1)	2,200	33,005
Nippon Steel Trading Corp.	200	7,055
Nippon Suisan Kaisha Ltd.	900	4,305
Nippon Telegraph & Telephone Corp.	3,000	77,614
Nippon Yakin Kogyo Co. Ltd.	200	3,862
Nippon Yusen KK	1,400	40,950
Nipro Corp.	1,300	16,120
Nishi-Nippon Financial Holdings, Inc.	900	5,929
Nishi-Nippon Railroad Co. Ltd.	100	2,835
Nishimatsu Construction Co. Ltd.	300	7,501
Nishimatsuya Chain Co. Ltd.	800	10,569
Nishio Rent All Co. Ltd.	300	7,475
Nissan Chemical Corp.	400	21,891
Nissan Motor Co. Ltd.(1)	6,000	32,742
Nissei ASB Machine Co. Ltd.	200	10,171
Nissha Co. Ltd.	100	1,254
Nisshin Group Holdings Co. Ltd.	200	821
Nisshin Oillio Group Ltd. (The)	300	8,862
Nisshin Seifun Group, Inc.	400	6,473
Nisshinbo Holdings, Inc.	400	3,002
Nissin Electric Co. Ltd.	500	5,816
Nissin Foods Holdings Co. Ltd.	100	7,551
Nitori Holdings Co. Ltd.	200	37,288
Nitto Denko Corp.	800	68,744
Nitto Kogyo Corp.	400	7,469
Nittoc Construction Co. Ltd.	200	1,502
Nittoku Co. Ltd.	200	6,807
Noevir Holdings Co. Ltd.	100	4,485
NOF Corp.	200	10,589
97

Avantis International Equity Fund
	Shares	Value
Nojima Corp.	500	$13,151
NOK Corp.	200	2,759
Nomura Co. Ltd.	100	763
Noritake Co. Ltd./Nagoya Japan	100	3,454
Noritsu Koki Co. Ltd.	300	6,781
Noritz Corp.	300	4,527
North Pacific Bank Ltd.	3,000	6,816
NS Solutions Corp.	200	5,863
NSK Ltd.	2,500	24,930
NTN Corp.(1)	1,000	2,946
NTT Data Corp.	2,300	35,534
Obara Group, Inc.	200	7,138
Obayashi Corp.	3,500	30,527
Obic Co. Ltd.	100	16,865
Odakyu Electric Railway Co. Ltd.	700	20,582
Ogaki Kyoritsu Bank Ltd. (The)	400	7,595
Oiles Corp.	400	6,211
Oisix ra daichi, Inc.(1)	300	7,786
Oji Holdings Corp.	5,000	31,743
Okamura Corp.	400	4,225
Okasan Securities Group, Inc.	1,000	3,725
Oki Electric Industry Co. Ltd.	1,000	9,841
Okinawa Electric Power Co., Inc. (The)	315	4,223
Okumura Corp.	200	5,096
Okuwa Co. Ltd.	100	1,060
Olympus Corp.	2,700	56,843
Omron Corp.	200	16,216
Ono Pharmaceutical Co. Ltd.	500	13,520
Onward Holdings Co. Ltd.	1,000	2,403
Open House Co. Ltd.	600	23,090
Optim Corp.(1)	200	5,451
Optorun Co. Ltd.	100	2,304
Oracle Corp. (Tokyo)	100	10,207
Organo Corp.	100	5,651
Orient Corp.	3,800	5,317
Oriental Land Co. Ltd.	200	33,693
ORIX Corp., ADR	1,639	139,921
Osaka Gas Co. Ltd.	200	3,597
Osaka Organic Chemical Industry Ltd.	200	6,378
Osaka Soda Co. Ltd.	200	4,815
OSG Corp.	100	1,815
OSJB Holdings Corp.	1,400	3,559
Otsuka Corp.	400	18,575
Otsuka Holdings Co. Ltd.	600	24,035
Outsourcing, Inc.	100	1,526
Pacific Industrial Co. Ltd.	100	1,081
Pack Corp. (The)	100	2,420
PALTAC Corp.	200	10,882
Pan Pacific International Holdings Corp.	1,400	33,022
Panasonic Corp.	8,200	106,090
Paramount Bed Holdings Co. Ltd.	200	7,926
98

Avantis International Equity Fund
	Shares	Value
Park24 Co. Ltd.(1)	500	$10,897
Pasona Group, Inc.	400	6,720
Penta-Ocean Construction Co. Ltd.	3,000	22,439
PeptiDream, Inc.(1)	100	4,781
Persol Holdings Co. Ltd.	600	11,990
Pigeon Corp.	300	10,831
Pilot Corp.	300	9,123
Piolax, Inc.	100	1,434
Plenus Co. Ltd.(1)	200	3,533
Pola Orbis Holdings, Inc.	300	6,910
Poletowin Pitcrew Holdings, Inc.	100	1,038
Press Kogyo Co. Ltd.	300	905
Prestige International, Inc.	600	4,174
Prima Meat Packers Ltd.	200	5,863
PS Mitsubishi Construction Co. Ltd.	200	1,268
Raito Kogyo Co. Ltd.	500	8,329
Rakuten, Inc.	4,500	50,606
Recruit Holdings Co. Ltd.	2,000	100,190
Relia, Inc.	500	6,280
Relo Group, Inc.	300	7,103
Renesas Electronics Corp.(1)	1,700	18,761
Rengo Co. Ltd.	1,700	13,828
Resona Holdings, Inc.	6,100	24,698
Resorttrust, Inc.	800	14,185
Ricoh Co. Ltd.	3,200	28,259
Ricoh Leasing Co. Ltd.	200	6,160
Rinnai Corp.	100	10,170
Riso Kyoiku Co. Ltd.	1,600	4,820
Rohm Co. Ltd.	100	9,925
Rohto Pharmaceutical Co. Ltd.	300	8,078
Rorze Corp.	100	6,894
RS Technologies Co. Ltd.	200	11,095
Ryobi Ltd.(1)	100	1,189
Ryohin Keikaku Co. Ltd.	500	11,341
Ryosan Co. Ltd.	200	4,072
S Foods, Inc.	200	6,135
S-Pool, Inc.	200	1,857
Saizeriya Co. Ltd.	200	4,205
Sakai Moving Service Co. Ltd.	100	4,517
Sakata INX Corp.	100	1,004
Sakata Seed Corp.	200	6,983
Sakura Internet, Inc.	200	1,221
Sala Corp.	200	1,079
San-A Co. Ltd.	100	3,908
San-Ai Oil Co. Ltd.	700	7,068
San-In Godo Bank Ltd. (The)	800	3,660
Sanei Architecture Planning Co. Ltd.	100	1,585
Sangetsu Corp.	300	4,320
Sanken Electric Co. Ltd.	300	15,397
Sanki Engineering Co. Ltd.	100	1,225
Sankyo Co. Ltd.	200	5,546
99

Avantis International Equity Fund
	Shares	Value
Sankyo Tateyama, Inc.	100	$760
Sankyu, Inc.	300	12,625
Sanoh Industrial Co. Ltd.	100	898
Santen Pharmaceutical Co. Ltd.	1,000	13,787
Sanwa Holdings Corp.	1,700	21,085
Sanyo Chemical Industries Ltd.	100	4,765
Sapporo Holdings Ltd.	600	12,395
Sato Holdings Corp.	100	2,376
Sawada Holdings Co. Ltd.	200	1,538
Sawai Pharmaceutical Co. Ltd.	100	4,484
SB Technology Corp.	200	5,566
SBI Holdings, Inc.	1,900	52,555
SBS Holdings, Inc.	100	2,281
SCSK Corp.	300	17,749
Secom Co. Ltd.	500	43,593
Sega Sammy Holdings, Inc.	500	8,391
Seibu Holdings, Inc.	1,200	14,602
Seikitokyu Kogyo Co. Ltd.	200	1,654
Seiko Epson Corp.	2,400	39,693
Seiko Holdings Corp.	100	1,680
Seino Holdings Co. Ltd.	900	12,727
Seiren Co. Ltd.	400	6,859
Sekisui Chemical Co. Ltd.	1,100	19,873
Sekisui House Ltd.	2,500	47,117
Sekisui Jushi Corp.	100	1,829
Senko Group Holdings Co. Ltd.	700	6,584
Senshu Ikeda Holdings, Inc.	2,000	3,010
Septeni Holdings Co. Ltd.	1,000	4,154
Seria Co. Ltd.	300	9,611
Seven & i Holdings Co. Ltd.	2,300	87,841
Seven Bank Ltd.	2,400	5,436
SG Holdings Co. Ltd.	1,500	34,443
Sharp Corp.	200	3,808
Shibaura Machine Co. Ltd.	200	5,357
Shibuya Corp.	100	3,040
SHIFT, Inc.(1)	100	12,073
Shiga Bank Ltd. (The)	300	5,925
Shikoku Bank Ltd. (The)	200	1,401
Shikoku Chemicals Corp.	100	1,130
Shikoku Electric Power Co., Inc.	900	6,303
Shimadzu Corp.	300	10,891
Shimamura Co. Ltd.	100	9,953
Shimano, Inc.	100	22,336
Shimizu Corp.	1,300	9,909
Shin Nippon Air Technologies Co. Ltd.	200	4,143
Shin-Etsu Chemical Co. Ltd.	600	98,465
Shin-Etsu Polymer Co. Ltd.	200	1,824
Shinmaywa Industries Ltd.	500	4,490
Shinnihon Corp.	200	1,550
Shinoken Group Co. Ltd.	100	1,032
Shinsei Bank Ltd.	1,000	14,436
100

Avantis International Equity Fund
	Shares	Value
Shionogi & Co. Ltd.	600	$30,676
Ship Healthcare Holdings, Inc.	500	27,847
Shizuoka Bank Ltd. (The)	2,400	17,782
Shoei Co. Ltd.	200	7,574
Showa Sangyo Co. Ltd.	200	5,903
Sinanen Holdings Co. Ltd.	200	5,758
Sinfonia Technology Co. Ltd.	300	3,680
Sinko Industries Ltd.	200	3,558
Sintokogio Ltd.	200	1,375
SKY Perfect JSAT Holdings, Inc.	300	1,266
Skylark Holdings Co. Ltd.(1)	500	7,781
SMC Corp.	53	31,508
SMS Co. Ltd.	300	9,850
Sodick Co. Ltd.	200	1,836
Softbank Corp.	2,800	37,973
SoftBank Group Corp.	1,700	157,784
Sohgo Security Services Co. Ltd.	300	13,592
Sojitz Corp.	3,000	7,959
Solasto Corp.	100	1,358
Sompo Holdings, Inc.	1,500	57,942
Sony Corp., ADR	3,802	402,290
Sotetsu Holdings, Inc.(1)	600	14,037
Square Enix Holdings Co. Ltd.	400	22,664
St. Marc Holdings Co. Ltd.	300	4,715
Stanley Electric Co. Ltd.	500	14,938
Starts Corp., Inc.	200	5,254
Starzen Co. Ltd.	100	3,984
Stella Chemifa Corp.	200	5,965
Strike Co. Ltd.	100	4,226
Subaru Corp.	1,600	30,227
Sugi Holdings Co. Ltd.	200	13,921
SUMCO Corp.	2,100	48,276
Sumida Corp.	100	899
Sumitomo Chemical Co. Ltd.	7,700	37,547
Sumitomo Corp.	4,000	58,333
Sumitomo Dainippon Pharma Co., Ltd.	800	12,723
Sumitomo Densetsu Co. Ltd.	100	2,271
Sumitomo Electric Industries Ltd.	2,900	42,549
Sumitomo Forestry Co. Ltd.	1,100	19,898
Sumitomo Heavy Industries Ltd.	400	11,276
Sumitomo Metal Mining Co. Ltd.	600	29,232
Sumitomo Mitsui Construction Co. Ltd.	300	1,308
Sumitomo Mitsui Financial Group, Inc., ADR(2)	23,464	164,717
Sumitomo Mitsui Trust Holdings, Inc.	1,100	36,706
Sumitomo Osaka Cement Co. Ltd.	300	9,978
Sumitomo Realty & Development Co. Ltd.	1,500	52,220
Sumitomo Riko Co. Ltd.	200	1,161
Sumitomo Rubber Industries Ltd.	1,400	15,747
Sumitomo Seika Chemicals Co. Ltd.	200	7,332
Sumitomo Warehouse Co. Ltd. (The)	500	6,917
Sun Frontier Fudousan Co. Ltd.	500	4,499
101

Avantis International Equity Fund
	Shares	Value
Sundrug Co. Ltd.	300	$11,307
Suntory Beverage & Food Ltd.	500	17,194
Suruga Bank Ltd.	1,300	4,354
Sushiro Global Holdings Ltd.	400	15,084
Suzuken Co. Ltd.	200	7,653
Suzuki Motor Corp.	1,000	43,577
SWCC Showa Holdings Co. Ltd.	200	3,096
Sysmex Corp.	400	41,705
Systena Corp.	500	8,831
T Hasegawa Co. Ltd.	200	3,498
T&D Holdings, Inc.	2,700	37,266
T-Gaia Corp.	100	1,717
Tadano Ltd.	200	1,908
Taihei Dengyo Kaisha Ltd.	100	2,490
Taiheiyo Cement Corp.	600	15,231
Taikisha Ltd.	200	5,347
Taiko Pharmaceutical Co. Ltd.	600	7,137
Taisei Corp.	700	24,930
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,164
Taiyo Holdings Co. Ltd.	100	5,226
Taiyo Yuden Co. Ltd.	900	44,909
Takamatsu Construction Group Co. Ltd.	100	1,980
Takara Holdings, Inc.	200	2,696
Takara Leben Co. Ltd.	1,500	4,865
Takara Standard Co. Ltd.	100	1,407
Takashimaya Co. Ltd.	800	8,229
Takeda Pharmaceutical Co. Ltd., ADR(2)	2,193	36,645
Takeei Corp.	100	1,178
Takeuchi Manufacturing Co. Ltd.	400	10,226
Takuma Co. Ltd.	500	9,888
Tama Home Co. Ltd.	100	1,708
Tamron Co. Ltd.	200	3,592
Tamura Corp.	200	999
Tanseisha Co. Ltd.	800	6,233
Tatsuta Electric Wire and Cable Co. Ltd.	200	1,171
TDK Corp.	600	86,688
TechMatrix Corp.	400	6,158
TechnoPro Holdings, Inc.	100	7,332
Teijin Ltd.	1,400	24,283
Teikoku Electric Manufacturing Co. Ltd.	400	4,392
Teikoku Sen-I Co. Ltd.	200	4,064
Terumo Corp.	800	29,847
THK Co. Ltd.	200	6,567
TIS, Inc.	900	18,692
TKC Corp.	100	5,955
Toa Corp. (Tokyo)	300	6,418
Toagosei Co. Ltd.	700	7,675
Tobu Railway Co. Ltd.	800	23,030
TOC Co. Ltd.	200	1,456
Tocalo Co. Ltd.	600	7,489
Toda Corp.	1,300	8,956
102

Avantis International Equity Fund
	Shares	Value
Toho Bank Ltd. (The)	500	$1,003
Toho Co. Ltd.	300	11,327
Toho Gas Co. Ltd.	100	5,888
Toho Holdings Co. Ltd.	300	5,228
Toho Titanium Co. Ltd.	600	5,426
Toho Zinc Co. Ltd.(1)	200	4,279
Tohoku Electric Power Co., Inc.	2,400	21,264
Tokai Carbon Co. Ltd.	1,600	21,735
Tokai Corp/Gifu	200	3,985
TOKAI Holdings Corp.	900	7,788
Tokai Rika Co. Ltd.	500	8,204
Tokai Tokyo Financial Holdings, Inc.	1,400	4,797
Token Corp.	100	7,843
Tokio Marine Holdings, Inc.	1,100	55,393
Tokushu Tokai Paper Co. Ltd.	100	4,354
Tokuyama Corp.	500	12,607
Tokyo Century Corp.	300	19,722
Tokyo Electric Power Co. Holdings, Inc.(1)	6,500	21,027
Tokyo Electron Ltd.	300	123,563
Tokyo Gas Co. Ltd.	400	8,261
Tokyo Ohka Kogyo Co. Ltd.	100	5,872
Tokyo Seimitsu Co. Ltd.	200	8,767
Tokyo Steel Manufacturing Co. Ltd.	900	5,973
Tokyo Tatemono Co. Ltd.	200	2,872
Tokyotokeiba Co. Ltd.	200	9,343
Tokyu Construction Co. Ltd.	200	1,002
Tokyu Corp.	900	12,499
Tokyu Fudosan Holdings Corp.	4,400	27,834
TOMONY Holdings, Inc.	1,400	4,027
Tomy Co. Ltd.	600	5,551
Toppan Forms Co. Ltd.	100	963
Toppan Printing Co. Ltd.	700	11,067
Topre Corp.	500	7,199
Toray Industries, Inc.	3,900	25,808
Toridoll Holdings Corp.	200	2,868
Torii Pharmaceutical Co. Ltd.	100	2,826
Tosei Corp.	500	4,712
Toshiba Corp.	300	9,507
Toshiba TEC Corp.	300	11,047
Tosoh Corp.	1,800	33,291
Totetsu Kogyo Co. Ltd.	300	7,268
TOTO Ltd.	500	30,643
Towa Bank Ltd. (The)	200	1,282
Towa Corp.	500	9,360
Towa Pharmaceutical Co. Ltd.	100	1,975
Toyo Construction Co. Ltd.	700	3,600
Toyo Gosei Co. Ltd.	100	10,850
Toyo Ink SC Holdings Co. Ltd.	200	3,588
Toyo Seikan Group Holdings Ltd.	1,000	12,626
Toyo Suisan Kaisha Ltd.	200	8,518
Toyo Tire Corp.	900	15,856
103

Avantis International Equity Fund
	Shares	Value
Toyobo Co. Ltd.	900	$11,432
Toyoda Gosei Co. Ltd.	500	13,070
Toyota Boshoku Corp.	600	9,418
Toyota Industries Corp.	600	51,934
Toyota Motor Corp., ADR(2)	2,577	381,216
Toyota Tsusho Corp.	400	16,956
TPR Co. Ltd.	200	2,757
Trancom Co. Ltd.	100	7,676
Transcosmos, Inc.	200	5,011
Trend Micro, Inc.	600	28,816
Tri Chemical Laboratories, Inc.	400	14,258
TS Tech Co. Ltd.	300	8,396
Tsubakimoto Chain Co.	100	2,731
Tsugami Corp.	500	7,259
Tsukishima Kikai Co. Ltd.	500	5,787
Tsukui Holdings Corp.	200	1,746
Tsumura & Co.	200	6,296
Tsuruha Holdings, Inc.	200	25,723
UACJ Corp.	500	11,618
Ube Industries Ltd.	900	18,217
Uchida Yoko Co. Ltd.	200	8,433
Ulvac, Inc.	200	9,027
Unicharm Corp.	700	27,667
Unipres Corp.	100	866
United Super Markets Holdings, Inc.	200	2,002
Universal Entertainment Corp.(1)	100	2,354
Ushio, Inc.	500	6,273
USS Co. Ltd.	400	7,798
UT Group Co. Ltd.(1)	200	6,395
Valor Holdings Co. Ltd.	300	6,363
ValueCommerce Co. Ltd.	200	5,442
Vital KSK Holdings, Inc.	400	2,942
VT Holdings Co. Ltd.	300	1,178
Wacoal Holdings Corp.	200	4,291
Wacom Co. Ltd.	1,800	13,001
Wakita & Co. Ltd.	600	5,306
Welcia Holdings Co. Ltd.	400	12,776
West Japan Railway Co.	500	31,484
Wowow, Inc.	200	5,179
Yahagi Construction Co. Ltd.	400	3,104
Yakult Honsha Co. Ltd.	200	9,936
YAKUODO Holdings Co. Ltd.	200	4,814
YAMABIKO Corp.	500	5,281
Yamada Holdings Co. Ltd.	1,700	8,153
Yamaguchi Financial Group, Inc.	1,300	8,074
Yamaha Corp.	600	33,751
Yamaha Motor Co. Ltd.	2,300	52,295
Yamaichi Electronics Co. Ltd.	100	1,320
Yamato Corp.	200	1,221
Yamato Holdings Co. Ltd.	900	23,656
Yamato Kogyo Co. Ltd.	200	5,036
104

Avantis International Equity Fund
	Shares	Value
Yamazaki Baking Co. Ltd.	700	$11,767
Yamazen Corp.	200	1,797
Yaoko Co. Ltd.	200	12,249
Yaskawa Electric Corp.	100	5,047
Yellow Hat Ltd.	100	1,576
Yodogawa Steel Works Ltd.	200	4,149
Yokogawa Bridge Holdings Corp.	100	1,830
Yokogawa Electric Corp.	1,200	22,979
Yokohama Reito Co. Ltd.	700	5,757
Yokohama Rubber Co. Ltd. (The)	1,500	26,212
Yokowo Co. Ltd.	200	5,348
Yorozu Corp.	100	1,162
Yotai Refractories Co. Ltd.	200	1,929
Yuasa Trading Co. Ltd.	100	2,783
Yumeshin Holdings Co. Ltd.	200	1,711
Yurtec Corp.	200	1,477
Z Holdings Corp.	8,700	52,923
Zenkoku Hosho Co. Ltd.	500	23,075
Zensho Holdings Co. Ltd.	600	16,054
Zeon Corp.	200	2,953
ZERIA Pharmaceutical Co. Ltd.	200	3,744
ZOZO, Inc.	400	12,495
		14,297,227
Netherlands — 3.5%
Aalberts NV	850	39,611
ABN AMRO Bank NV, CVA(1)	1,545	17,740
Accell Group NV(1)	226	8,323
Adyen NV(1)	65	150,057
Aegon NV	16,167	76,470
AerCap Holdings NV(1)	1,367	65,862
Akzo Nobel NV	886	91,443
AMG Advanced Metallurgical Group NV(2)	381	13,851
Arcadis NV(1)	522	17,783
ASM International NV	329	88,709
ASML Holding NV, NY Shares	668	378,816
ASR Nederland NV	786	32,804
Basic-Fit NV(1)	522	22,138
BE Semiconductor Industries NV	737	55,639
Boskalis Westminster(1)	617	18,964
Coca-Cola European Partners plc	1,266	64,503
Corbion NV	582	33,013
Flow Traders	404	16,467
ForFarmers NV	632	4,163
Fugro NV, CVA(1)	1,066	11,256
Heijmans NV, CVA(1)(2)	440	7,165
Heineken Holding NV	62	5,315
Heineken NV	195	19,179
IMCD NV	81	9,946
ING Groep NV, ADR	15,105	164,191
Just Eat Takeaway.com NV(1)	95	9,154
Kendrion NV(1)	45	1,154
105

Avantis International Equity Fund
	Shares	Value
Koninklijke Ahold Delhaize NV	5,312	$139,964
Koninklijke BAM Groep NV(1)	2,679	7,185
Koninklijke DSM NV	358	58,906
Koninklijke KPN NV	29,204	95,403
Koninklijke Philips NV(1)	1,196	65,062
Koninklijke Vopak NV	513	24,452
Nedap N.V.	19	1,284
NN Group NV	1,982	91,324
OCI NV(1)	955	20,504
Pharming Group NV(1)(2)	6,312	8,376
PostNL NV(1)	483	2,052
Prosus NV(1)	468	55,437
Randstad NV(1)	757	50,400
SBM Offshore NV	1,193	21,133
SIF Holding NV(1)	255	4,848
Signify NV(1)	919	39,855
Sligro Food Group NV(1)	298	7,118
TKH Group NV, CVA	291	14,505
TomTom NV(1)	753	7,068
Van Lanschot Kempen NV(1)	419	10,842
Wolters Kluwer NV	401	31,774
		2,181,208
New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(1)	1,826	12,679
Air New Zealand Ltd.(1)(2)	4,184	4,780
Arvida Group Ltd.	960	1,179
Auckland International Airport Ltd.(1)	1,633	8,882
Chorus Ltd.	2,721	15,500
Contact Energy Ltd.	1,579	7,791
Fisher & Paykel Healthcare Corp. Ltd.	852	17,988
Fletcher Building Ltd.	5,977	27,798
Genesis Energy Ltd.	552	1,384
Hallenstein Glasson Holdings Ltd.	237	1,235
Infratil Ltd.	578	3,046
Kathmandu Holdings Ltd.(1)	5,207	4,800
Mercury NZ Ltd.	1,963	8,585
Meridian Energy Ltd.	2,645	10,856
NZX Ltd.	2,074	2,890
Oceania Healthcare Ltd.	10,328	10,813
Pushpay Holdings Ltd.(1)	6,208	7,689
Ryman Healthcare Ltd.	931	9,846
Sanford Ltd.	585	1,869
Scales Corp. Ltd.	162	540
SKYCITY Entertainment Group Ltd.(1)	4,175	9,159
Spark New Zealand Ltd.	7,379	24,403
Summerset Group Holdings Ltd.	1,675	15,531
Synlait Milk Ltd.(1)	167	486
Z Energy Ltd.(1)	2,828	5,572
		215,301
Norway — 0.8%
Adevinta ASA(1)	508	7,106
106

Avantis International Equity Fund
	Shares	Value
Aker BP ASA	462	$12,098
Atea ASA(1)	72	1,222
Austevoll Seafood ASA	108	1,242
Avance Gas Holding Ltd.(2)	187	701
Bakkafrost P/F(1)	34	2,421
Borregaard ASA	682	12,908
Bouvet ASA	26	1,958
BW Energy Ltd.(1)	49	143
BW LPG Ltd.	1,378	8,240
BW Offshore Ltd.	1,603	6,552
DNB ASA(2)	1,495	29,119
DNO ASA(1)	6,539	6,174
Entra ASA	98	2,041
Equinor ASA, ADR	3,339	63,307
Europris ASA	1,242	7,290
Fjordkraft Holding ASA	637	4,726
Frontline Ltd.	857	5,802
Gjensidige Forsikring ASA(2)	310	7,119
Golden Ocean Group Ltd.	201	1,205
Grieg Seafood ASA(1)(2)	515	4,903
Kitron ASA	2,712	5,326
Kongsberg Gruppen ASA	294	6,003
Leroy Seafood Group ASA	712	5,736
Mowi ASA	1,218	29,509
NEL ASA(1)	2,746	8,010
Nordic Semiconductor ASA(1)	634	11,973
Norsk Hydro ASA	6,378	35,383
Norwegian Finans Holding ASA(1)	1,247	11,025
Odfjell Drilling Ltd.(1)(2)	354	884
Orkla ASA	1,053	9,706
PGS ASA(1)	8,947	5,829
Salmar ASA	167	11,002
Sbanken ASA(1)	858	8,197
Scatec ASA	510	14,784
Schibsted ASA, B Shares(1)	39	1,339
SpareBank 1 Nord Norge	924	8,198
Sparebank 1 Oestlandet	104	1,217
SpareBank 1 SMN	767	8,850
SpareBank 1 SR-Bank ASA(1)	624	7,199
Sparebanken More	30	1,031
Sparebanken Vest	955	8,388
Stolt-Nielsen Ltd.	82	1,091
Storebrand ASA(1)	1,310	11,212
Subsea 7 SA(1)	1,267	13,228
Telenor ASA	952	15,412
TGS Nopec Geophysical Co. ASA(2)	612	9,700
TOMRA Systems ASA	354	15,155
Veidekke ASA	669	8,739
Yara International ASA	445	21,415
		481,818
107

Avantis International Equity Fund
	Shares	Value
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares(1)(2)	47,877	$6,768
CTT-Correios de Portugal SA(1)	1,350	4,066
EDP - Energias de Portugal SA	7,330	41,858
Galp Energia SGPS SA	1,659	18,622
Jeronimo Martins SGPS SA	584	9,053
NOS SGPS SA	979	3,276
REN - Redes Energeticas Nacionais SGPS SA	3,035	8,322
Semapa-Sociedade de Investimento e Gestao	456	6,537
Sonae SGPS SA	1,952	1,601
		100,103
Singapore — 1.1%
Accordia Golf Trust	11,900	6,470
AEM Holdings Ltd.	4,500	13,522
CapitaLand Ltd.	14,300	33,915
Chip Eng Seng Corp. Ltd.	900	300
City Developments Ltd.	1,600	8,815
ComfortDelGro Corp. Ltd.	25,800	31,065
COSCO Shipping International Singapore Co. Ltd.(1)	22,600	4,550
DBS Group Holdings Ltd.	4,152	82,295
Far East Orchard Ltd.	3,900	3,093
Frencken Group Ltd.	6,300	6,337
Fu Yu Corp. Ltd.(1)	17,800	3,794
Golden Agri-Resources Ltd.	74,900	10,726
GuocoLand Ltd.	800	933
Hour Glass Ltd. (The)	1,700	1,122
Hutchison Port Holdings Trust, U Shares	74,900	17,875
Japfa Ltd.	10,400	6,996
Jardine Cycle & Carriage Ltd.	500	7,863
Keppel Corp. Ltd.	7,100	26,873
Keppel Infrastructure Trust	10,900	4,449
Mandarin Oriental International Ltd.(1)	3,400	5,772
NetLink NBN Trust	1,500	1,068
OUE Ltd.	1,000	869
Oversea-Chinese Banking Corp. Ltd.	7,324	59,998
QAF Ltd.	5,200	3,815
Raffles Medical Group Ltd.	9,500	7,812
SATS Ltd.(1)(2)	2,500	8,189
Sembcorp Industries Ltd.	8,900	11,502
Sembcorp Marine Ltd.(1)(2)	52,007	5,895
Sheng Siong Group Ltd.	5,700	6,640
Singapore Airlines Ltd.(1)	4,100	15,183
Singapore Exchange Ltd.	2,800	20,871
Singapore Post Ltd.	4,500	2,344
Singapore Press Holdings Ltd.	13,100	13,698
Singapore Technologies Engineering Ltd.	12,900	36,196
Singapore Telecommunications Ltd.	14,400	25,320
StarHub Ltd.	4,500	4,275
UMS Holdings Ltd.	1,600	1,371
United Overseas Bank Ltd.	4,000	73,586
UOL Group Ltd.	2,900	16,038
108

Avantis International Equity Fund
	Shares	Value
Venture Corp. Ltd.	500	$7,161
Wilmar International Ltd.	7,100	27,992
Wing Tai Holdings Ltd.	4,300	6,146
Yangzijiang Shipbuilding Holdings Ltd.	32,800	26,232
Yanlord Land Group Ltd.	8,800	7,572
		666,538
Spain — 2.2%
Acciona SA(2)	193	30,981
Acerinox SA	1,044	12,141
ACS Actividades de Construccion y Servicios SA	2,237	68,365
Aena SME SA(1)	356	60,497
Almirall SA(1)	754	10,050
Amadeus IT Group SA(1)	639	44,315
Applus Services SA(1)	1,581	16,266
Atresmedia Corp. de Medios de Comunicacion SA(1)	1,279	5,316
Banco Bilbao Vizcaya Argentaria SA, ADR	30,500	169,885
Banco de Sabadell SA	31,453	15,744
Banco Santander SA, ADR(1)	25,570	89,751
Bankia SA	9,060	17,861
Bankinter SA(2)	2,702	17,897
CaixaBank SA	14,347	41,649
Cellnex Telecom SA	335	18,206
Cia de Distribucion Integral Logista Holdings SA	542	10,456
CIE Automotive SA(2)	454	12,463
Construcciones y Auxiliar de Ferrocarriles SA	289	12,794
Ebro Foods SA	526	11,322
Enagas SA	1,589	33,286
Ence Energia y Celulosa SA(1)(2)	1,443	7,399
Endesa SA	1,543	38,187
Ercros SA	385	1,121
Euskaltel SA	570	5,680
Faes Farma SA	2,832	12,519
Ferrovial SA	509	12,672
Fluidra SA	166	4,466
Fomento de Construcciones y Contratas SA	466	5,514
Gestamp Automocion SA(1)	1,752	9,514
Global Dominion Access SA(1)	1,242	5,989
Grifols SA(2)	122	3,064
Grupo Catalana Occidente SA	464	17,296
Iberdrola SA	10,887	136,683
Industria de Diseno Textil SA	2,325	76,584
Liberbank SA(1)	34,422	10,710
Mapfre SA	7,868	14,903
Mediaset Espana Comunicacion SA(1)	2,011	12,058
Melia Hotels International SA(1)	1,566	13,220
Miquel y Costas & Miquel SA	58	979
Naturgy Energy Group SA	2,073	51,616
Neinor Homes SA(1)	540	6,851
Pharma Mar SA	50	6,610
Prosegur Cash SA	3,818	3,638
Prosegur Cia de Seguridad SA	2,790	8,597
109

Avantis International Equity Fund
	Shares	Value
Red Electrica Corp. SA	1,201	$20,007
Repsol SA	2,601	32,670
Sacyr SA	4,407	11,121
Siemens Gamesa Renewable Energy SA	615	22,765
Solaria Energia y Medio Ambiente SA(1)	705	15,821
Solarpack Corp. Tecnologica SA(1)	199	4,573
Talgo SA(1)	319	1,678
Tecnicas Reunidas SA(1)	508	7,424
Telefonica SA, ADR(2)	7,611	33,032
Unicaja Banco SA(1)	8,379	7,337
Viscofan SA	433	30,414
Zardoya Otis SA	1,487	9,580
		1,361,537
Sweden — 3.6%
AAK AB	416	8,914
AcadeMedia AB	673	6,734
Adapteo Oyj(1)	452	5,071
AddTech AB, B Shares	1,286	18,692
AF POYRY AB(1)	464	12,625
Alfa Laval AB(1)	822	25,430
Alimak Group AB	274	4,309
Amasten Fastighets AB(1)	1,158	1,130
Annehem Fastigheter AB, B Shares(1)	151	486
Arjo AB, B Shares	2,424	17,599
Assa Abloy AB, B Shares	808	20,252
Atlas Copco AB, B Shares	846	40,880
Atlas Copco AB, A Shares	1,521	86,811
Atrium Ljungberg AB, B Shares	56	1,055
Avanza Bank Holding AB	925	28,981
Axfood AB	660	15,719
Beijer Ref AB	384	16,214
Bilia AB, A Shares(1)	790	10,565
BillerudKorsnas AB	1,065	19,502
BioArctic AB(1)	99	1,103
BioGaia AB, B Shares	118	5,905
Boliden AB	1,577	62,452
Bonava AB, B Shares(1)	824	8,777
Bravida Holding AB	855	10,853
Bure Equity AB	775	24,594
Byggmax Group AB(1)	602	3,731
Castellum AB	464	10,824
Catena AB	162	7,358
Cibus Nordic Real Estate AB	262	5,022
Clas Ohlson AB, B Shares(1)	579	5,204
Cloetta AB, B Shares	1,689	4,635
Dios Fastigheter AB	1,235	9,881
Dometic Group AB(1)	104	1,433
Electrolux AB, Series B	1,180	27,866
Electrolux Professional AB, B Shares(1)	395	2,101
Elekta AB, B Shares	625	8,426
Embracer Group AB(1)	598	16,143
110

Avantis International Equity Fund
	Shares	Value
Eolus Vind AB, B Shares(2)	472	$10,736
Epiroc AB, A Shares	2,631	55,824
Epiroc AB, B Shares	1,825	35,913
EQT AB	319	8,872
Essity AB, B Shares	1,632	48,993
Evolution Gaming Group AB	188	23,405
Fabege AB	797	11,084
Fastighets AB Balder, B Shares(1)	263	12,567
Fortnox AB	374	20,927
G5 Entertainment AB	124	7,140
Getinge AB, B Shares	345	8,717
Granges AB(1)	1,135	14,422
H & M Hennes & Mauritz AB, B Shares(1)	1,082	25,495
Hexagon AB, B Shares	594	49,485
Hexpol AB	938	10,062
HMS Networks AB(1)	126	4,439
Hoist Finance AB(1)(2)	1,730	8,329
Holmen AB, B Shares	256	11,258
Hufvudstaden AB, A Shares	383	5,438
Husqvarna AB, B Shares	2,710	33,053
ICA Gruppen AB	153	7,260
Indutrade AB(1)	951	21,662
Investment AB Latour, B Shares	184	4,181
INVISIO AB	463	11,196
Inwido AB(1)	628	9,513
JM AB	56	1,959
Karo Pharma AB(1)	252	1,500
Klovern AB, B Shares	4,692	7,113
KNOW IT AB(1)	207	6,325
Kopparbergs Bryggeri AB, B Shares	56	1,115
Kungsleden AB	767	7,861
Lifco AB, B Shares	157	14,921
Lime Technologies AB	93	4,907
Lindab International AB	778	16,962
Loomis AB	416	10,861
Lundin Energy AB	263	8,504
Mekonomen AB(1)	117	1,545
Millicom International Cellular SA, SDR(1)	259	9,718
MIPS AB	195	15,219
Modern Times Group MTG AB, B Shares(1)(2)	1,351	19,743
Munters Group AB(1)	204	1,752
Mycronic AB	537	13,460
NCC AB, B Shares	607	10,060
Nibe Industrier AB, B Shares	1,404	44,017
Nobia AB(1)	1,165	8,499
Nobina AB(1)	994	7,668
Nolato AB, B Shares(1)	203	18,139
Nordea Bank Abp(1)	7,588	68,571
Nordic Entertainment Group AB, B Shares(1)	660	29,998
Nordic Waterproofing Holding AB(1)	311	5,584
NP3 Fastigheter AB	89	1,402
111

Avantis International Equity Fund
	Shares	Value
Nyfosa AB(1)	1,109	$10,676
Pandox AB(1)	470	8,328
Paradox Interactive AB	279	5,778
Peab AB, Class B(1)	1,849	21,915
RaySearch Laboratories AB(1)	89	981
Rejlers AB(1)	199	3,483
Resurs Holding AB(1)	903	4,976
Saab AB, B Shares(1)	285	7,539
Samhallsbyggnadsbolaget i Norden AB	2,935	9,174
Sandvik AB(1)	3,212	86,206
SAS AB(1)	6,440	1,383
Scandi Standard AB(1)	736	5,168
Scandic Hotels Group AB(1)(2)	200	930
Securitas AB, B Shares	514	7,878
Sinch AB(1)	66	12,324
Skandinaviska Enskilda Banken AB, A Shares(1)	5,123	58,951
Skanska AB, B Shares	795	19,277
SKF AB, B Shares	1,710	46,581
SkiStar AB(1)	525	7,858
SolTech Energy Sweden AB(1)	1,074	4,312
Spotify Technology SA(1)	155	47,644
SSAB AB, A Shares(1)	1,528	6,602
SSAB AB, B Shares(1)	4,117	16,164
Stillfront Group AB(1)	1,580	17,273
Svenska Cellulosa AB SCA, B Shares(1)	1,510	25,971
Svenska Handelsbanken AB, A Shares(1)	4,451	46,915
Sweco AB, B Shares	168	2,415
Swedbank AB, A Shares	3,405	59,549
Swedish Orphan Biovitrum AB(1)	423	6,896
Tele2 AB, B Shares	267	3,354
Telefonaktiebolaget LM Ericsson, ADR	11,638	145,824
Telia Co. AB	6,210	25,001
Tethys Oil AB	134	1,011
Thule Group AB(1)	297	12,415
Trelleborg AB, B Shares(1)	1,045	26,587
Troax Group AB	287	8,322
Vitec Software Group AB, B Shares	386	17,776
Vitrolife AB(1)	318	10,303
Volvo AB, B Shares(1)	3,057	78,061
Wallenstam AB, B Shares	557	7,807
Wihlborgs Fastigheter AB	591	11,409
		2,255,668
Switzerland — 7.7%
ABB Ltd., ADR(2)	2,007	57,761
Adecco Group AG	1,452	91,088
Alcon, Inc.(1)	1,305	89,497
Allreal Holding AG(1)	84	17,014
ALSO Holding AG(1)	84	22,747
Aluflexpack AG(1)	154	6,103
ams AG(1)	2,550	59,908
APG SGA SA(1)	4	829
112

Avantis International Equity Fund
	Shares	Value
Arbonia AG(1)	654	$10,958
Aryzta AG(1)	998	855
Ascom Holding AG(1)	361	5,720
Autoneum Holding AG(1)	35	6,293
Bachem Holding AG, Class B	36	13,665
Baloise Holding AG	191	33,317
Banque Cantonale Vaudoise	176	18,456
Barry Callebaut AG	11	23,764
Belimo Holding AG	2	14,630
Bell Food Group AG	17	5,003
BKW AG	65	7,208
Bobst Group SA	90	6,059
Bossard Holding AG, Class A	40	8,459
Bucher Industries AG	52	25,088
Burckhardt Compression Holding AG	42	15,374
Burkhalter Holding AG	46	3,380
Cembra Money Bank AG	180	18,745
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	5	41,912
Cie Financiere Richemont SA	1,046	100,677
Clariant AG(1)	1,780	37,190
Comet Holding AG	69	16,154
Conzzeta AG	14	19,421
COSMO Pharmaceuticals NV(1)	51	4,670
Credit Suisse Group AG, ADR(2)	15,194	219,553
Daetwyler Holding AG	76	22,970
DKSH Holding AG	215	16,058
dormakaba Holding AG	36	21,882
Dufry AG(1)	163	11,136
EFG International AG(1)	847	6,073
Emmi AG	11	10,883
EMS-Chemie Holding AG(1)	39	34,460
Evolva Holding SA(1)	11,416	2,838
Flughafen Zurich AG(1)	162	28,533
Forbo Holding AG	10	17,245
Galenica AG	134	8,609
Geberit AG	130	76,616
Georg Fischer AG	31	39,830
Givaudan SA	21	79,108
Gurit Holding AG	6	15,128
Helvetia Holding AG	108	11,833
Huber + Suhner AG	125	9,611
Implenia AG	101	3,247
Ina Invest Holding AG(1)	20	426
Inficon Holding AG	14	15,388
Interroll Holding AG	8	25,479
Intershop Holding AG	7	4,551
Julius Baer Group Ltd.	1,511	92,663
Kardex Holding AG	96	20,354
Komax Holding AG(1)	34	8,797
Kuehne + Nagel International AG	212	50,260
LafargeHolcim Ltd.(1)	1,384	76,297
113

Avantis International Equity Fund
	Shares	Value
Landis+Gyr Group AG(1)	94	$6,516
LEM Holding SA	2	3,966
Leonteq AG(1)	78	3,665
Liechtensteinische Landesbank AG	79	4,426
Logitech International SA	1,172	124,790
Lonza Group AG	115	72,454
Medacta Group SA(1)	74	8,432
Mobilezone Holding AG	498	5,802
Mobimo Holding AG(1)	39	12,132
Nestle SA	2,895	302,313
Novartis AG, ADR	5,448	468,038
OC Oerlikon Corp. AG	497	5,351
Orior AG	86	7,086
Partners Group Holding AG	135	161,677
PSP Swiss Property AG	185	22,043
Rieter Holding AG	8	962
Roche Holding AG(1)	1,703	556,680
Schindler Holding AG	74	19,700
Schindler Holding AG, Bearer Participation Certificate	151	41,192
Schweiter Technologies AG	10	16,861
Sensirion Holding AG(1)	118	7,435
SFS Group AG	137	17,122
SGS SA	25	71,311
Siegfried Holding AG(1)	13	10,138
SIG Combibloc Group AG(1)	1,900	42,139
Sika AG	252	66,433
Softwareone Holding AG(1)	836	23,887
Sonova Holding AG(1)	123	31,470
St Galler Kantonalbank AG	21	9,767
Stadler Rail AG	46	2,294
Straumann Holding AG	20	24,109
Sulzer AG	220	24,734
Swatch Group AG (The)	261	14,973
Swatch Group AG (The), Bearer Shares	161	47,985
Swiss Life Holding AG(1)	137	68,100
Swiss Prime Site AG(1)	362	33,801
Swiss Re AG	1,002	94,095
Swisscom AG	185	92,828
Swissquote Group Holding SA	74	8,564
Tecan Group AG	81	33,988
Temenos AG(1)	287	38,605
u-blox Holding AG(1)	60	4,714
UBS Group AG(1)	14,282	221,657
V-ZUG Holding AG(1)	38	3,692
Valiant Holding AG(1)	92	9,214
Valora Holding AG(1)	20	4,548
VAT Group AG(1)	270	74,868
Vetropack Holding AG(1)	50	3,142
Vifor Pharma AG	182	22,623
Vontobel Holding AG	191	14,507
VP Bank AG	24	2,965
114

Avantis International Equity Fund
	Shares	Value
VZ Holding AG	90	$7,515
Ypsomed Holding AG	8	1,326
Zehnder Group AG	116	8,813
Zurich Insurance Group AG(1)	407	165,958
		4,865,179
United Kingdom — 13.5%
3i Group plc	2,236	34,385
Admiral Group plc	1,412	60,740
AG Barr plc(1)	685	4,790
Aggreko plc	3,869	43,101
AJ Bell plc	2,395	14,093
Anglo American plc	3,647	140,322
Anglo Asian Mining plc	529	1,089
Antofagasta plc	2,058	51,092
AO World plc(1)	4,668	18,469
Ashmore Group plc	1,623	9,323
Ashtead Group plc	2,961	160,018
ASOS plc(1)	30	2,340
Associated British Foods plc(1)	593	19,559
Aston Martin Lagonda Global Holdings plc(1)	38	1,063
AstraZeneca plc, ADR(2)	3,897	188,537
Augean plc(1)	438	1,236
Auto Trader Group plc(1)	5,072	38,802
Avast plc	411	2,645
Avation plc(1)	285	463
AVEVA Group plc	241	11,398
Aviva plc	16,337	82,339
B&M European Value Retail SA	6,001	45,675
BAE Systems plc	2,704	18,224
Balfour Beatty plc(1)	1,849	7,065
Bank of Georgia Group plc(1)	478	6,645
Barclays plc, ADR(2)	20,970	185,165
Barratt Developments plc(1)	2,507	23,196
Beazley plc(1)	2,177	10,485
Bellway plc	270	10,530
Berkeley Group Holdings plc	235	13,224
BHP Group plc, ADR(2)	2,693	170,278
Biffa plc(1)	4,089	14,526
Bioventix plc	97	5,689
Bodycote plc	2,224	22,276
boohoo Group plc(1)	4,388	20,592
BP plc, ADR	9,516	232,286
Brewin Dolphin Holdings plc	1,438	5,860
Britvic plc	2,606	29,388
BT Group plc(1)	43,843	75,448
Bunzl plc	1,040	32,405
Burberry Group plc(1)	2,572	65,036
Burford Capital Ltd.(1)	2,226	18,971
Cairn Energy plc	5,659	15,007
Capita plc(1)	2,336	1,468
Carnival plc, ADR(1)(2)	433	9,768
115

Avantis International Equity Fund
	Shares	Value
Centamin plc	9,004	$12,674
Central Asia Metals plc	2,002	6,720
Centrica plc(1)	22,171	16,205
Chemring Group plc	1,059	4,082
Clinigen Group plc	497	4,940
Clipper Logistics plc	1,166	9,602
Close Brothers Group plc	1,299	28,125
CMC Markets plc	1,424	8,054
Coats Group plc(1)	19,625	16,931
Coca-Cola HBC AG(1)	930	28,996
Compass Group plc(1)	1,753	35,522
Computacenter plc	643	18,679
ContourGlobal plc	2,246	6,433
ConvaTec Group plc	3,280	8,590
Countryside Properties plc(1)	390	2,530
Cranswick plc	117	5,529
Crest Nicholson Holdings plc(1)	3,217	14,395
Croda International plc	656	56,362
CVS Group plc(1)	810	19,173
Daily Mail & General Trust plc	954	11,962
DCC plc	226	18,164
De La Rue plc(1)	2,261	5,463
Dechra Pharmaceuticals plc	30	1,434
Devro plc	2,672	6,513
Diageo plc, ADR	1,040	164,050
Diploma plc	266	8,589
Direct Line Insurance Group plc	6,931	30,947
Diversified Gas & Oil plc	6,380	11,109
Dixons Carphone plc(1)	686	1,206
Domino's Pizza Group plc	1,387	5,914
Drax Group plc	5,526	29,420
DS Smith plc(1)	4,136	22,892
Dunelm Group plc(1)	1,103	19,316
easyJet plc(1)	1,158	15,892
Eckoh plc	1,273	1,117
Electrocomponents plc	4,506	60,878
EMIS Group plc	656	9,702
Ergomed plc(1)	532	9,261
Essentra plc(1)	981	4,003
Evraz plc	3,776	30,032
Experian plc	2,057	65,030
Ferguson plc	1,114	130,521
Ferrexpo plc	4,115	19,214
Forterra plc(1)	2,009	7,212
Frasers Group plc(1)	2,273	14,853
Fresnillo plc	497	6,297
Frontier Developments plc(1)	65	2,206
G4S plc(1)	11,434	38,678
Games Workshop Group plc	365	48,587
Gateley Holdings plc(1)	451	1,112
Genus plc	152	10,633
116

Avantis International Equity Fund
	Shares	Value
GlaxoSmithKline plc, ADR	4,226	$142,036
Glencore plc(1)	45,869	185,355
Go-Ahead Group plc (The)(1)	672	10,948
Golar LNG Ltd.(1)	1,158	13,074
Grafton Group plc	2,008	27,572
Grainger plc	1,786	6,687
Greggs plc(1)	938	27,261
Gulf Keystone Petroleum Ltd.(1)	636	1,505
Gym Group plc (The)(1)	298	990
Halfords Group plc(1)	2,386	9,622
Halma plc	558	17,618
Hargreaves Lansdown plc	2,120	44,597
Hays plc(1)	11,502	24,365
Helical plc	1,145	6,061
Hikma Pharmaceuticals plc	744	23,138
Hill & Smith Holdings plc	682	12,074
Hiscox Ltd.(1)	476	6,243
Hochschild Mining plc	4,168	12,483
HomeServe plc	887	12,861
Hotel Chocolat Group plc(1)(2)	183	929
Howden Joinery Group plc(1)	4,660	45,089
HSBC Holdings plc, ADR(1)(2)	8,472	251,703
Hunting plc	2,569	9,021
Ibstock plc(1)	3,125	9,267
IG Group Holdings plc	2,376	25,783
IMI plc	2,241	40,854
Impax Asset Management Group plc	566	5,739
Inchcape plc(1)	3,685	36,386
Indivior plc(1)	10,086	18,011
Informa plc(1)	300	2,301
IntegraFin Holdings plc	2,862	19,826
InterContinental Hotels Group plc(1)	322	22,555
Intermediate Capital Group plc	607	14,635
International Personal Finance plc(1)	904	1,021
Intertek Group plc	842	62,815
Investec plc	5,046	13,708
ITV plc(1)	12,599	19,276
IWG plc(1)	7,707	38,537
J D Wetherspoon plc(1)	583	10,015
J Sainsbury plc	16,249	51,197
Jadestone Energy, Inc.(1)	2,676	2,764
JD Sports Fashion plc(1)	3,019	34,914
JET2 plc(1)	1,380	27,952
John Laing Group plc	1,980	8,317
Johnson Matthey plc	323	13,743
Judges Scientific plc	96	8,028
Jupiter Fund Management plc	1,426	5,867
Just Group plc(1)	13,695	17,228
Kainos Group plc	1,078	19,757
KAZ Minerals plc	2,693	31,313
Keller Group plc	1,301	14,175
117

Avantis International Equity Fund
	Shares	Value
Kingfisher plc(1)	7,674	$28,368
Knights Group Holdings plc(1)	237	1,319
Lancashire Holdings Ltd.	652	5,568
Legal & General Group plc	15,432	55,726
Liberty Global plc, Class A(1)	467	11,500
Liberty Global plc, Class C(1)	1,056	25,661
Liontrust Asset Management plc	522	9,127
Lloyds Banking Group plc, ADR(1)	77,227	165,266
London Stock Exchange Group plc	245	32,820
Luxfer Holdings plc	249	4,771
M&G plc	20,091	51,468
Man Group plc	2,957	6,174
Marks & Spencer Group plc(1)	15,714	31,058
Marshalls plc(1)	1,265	12,015
Marston's plc(1)	6,983	9,305
McBride plc(1)	3,696	4,141
Mediclinic International plc(1)	414	1,643
Meggitt plc(1)	3,774	22,154
Micro Focus International plc, ADR(1)	162	946
Mitchells & Butlers plc(1)(2)	1,874	7,916
Mitie Group plc(1)	1,968	1,436
Mondi plc	2,319	55,695
Moneysupermarket.com Group plc	4,312	17,397
Morgan Advanced Materials plc	3,279	14,157
Morgan Sindall Group plc	55	1,264
Mortgage Advice Bureau Holdings Ltd.	524	6,723
Motorpoint group plc(1)	1,442	5,736
Naked Wines plc(1)	964	10,097
National Grid plc, ADR	1,972	110,215
Natwest Group plc, ADR(1)	13,113	66,614
Network International Holdings plc(1)	2,214	11,421
Next plc(1)	885	93,025
Ninety One plc	541	1,653
Norcros plc(1)	340	1,089
Ocado Group plc(1)	886	27,150
On the Beach Group plc(1)	178	982
OSB Group plc(1)	2,623	16,195
Pagegroup plc(1)	3,993	26,583
Pan African Resources plc(2)	11,404	2,708
Paragon Banking Group plc	1,659	10,385
PayPoint plc	948	7,704
Pearson plc, ADR(2)	1,762	18,466
Pennon Group plc	1,669	20,321
Persimmon plc	1,177	42,453
Petrofac Ltd.(1)(2)	2,622	4,758
Petropavlovsk plc(1)(2)	26,205	9,991
Phoenix Group Holdings plc	5,470	54,096
Photo-Me International plc(1)	906	622
Playtech plc(1)	3,187	20,966
Plus500 Ltd.	1,313	25,002
Polypipe Group plc(1)	796	6,109
Premier Foods plc(1)	10,225	12,875
118

Avantis International Equity Fund
	Shares	Value
Premier Oil plc(1)(2)	3,028	$1,202
Provident Financial plc(1)	3,676	14,340
Prudential plc, ADR(2)	2,347	92,706
PZ Cussons plc	2,000	6,806
QinetiQ Group plc	1,672	6,945
Quilter plc	16,741	34,042
Rathbone Brothers plc	322	6,916
Reach plc(1)	5,624	18,548
Reckitt Benckiser Group plc	1,079	90,234
Redde Northgate plc	3,835	14,692
Redrow plc	1,779	13,504
RELX plc, ADR	4,538	106,598
Renewi plc(1)	8,776	5,317
Renishaw plc(1)	107	8,555
Rentokil Initial plc(1)	4,796	31,176
Restaurant Group plc (The)(1)	616	930
Restore plc(1)	170	815
Rhi Magnesita NV	334	18,266
Rightmove plc(1)	5,889	46,348
Rio Tinto plc, ADR(2)	2,852	249,265
Rolls-Royce Holdings plc(1)	12,153	18,228
Rotork plc	3,859	19,175
Royal Dutch Shell plc, Class A ADR(2)	5,995	245,975
Royal Dutch Shell plc, Class B ADR	5,418	210,652
Royal Mail plc(1)	8,658	54,591
RPS Group plc(1)	912	1,042
RSA Insurance Group plc	4,720	44,412
RWS Holdings plc	566	4,770
Sabre Insurance Group plc	263	888
Saga plc(1)(2)	108	567
Sage Group plc (The)	1,165	9,064
Savills plc(1)	1,492	23,904
Schroders plc	234	11,417
Senior plc(1)	6,285	8,953
Serco Group plc(1)	3,080	5,568
Serica Energy plc	3,636	6,079
Severn Trent plc	201	6,132
Shanta Gold Ltd.(1)	16,512	3,036
SIG plc(1)	916	427
Signature Aviation plc(1)	5,137	28,585
Sirius Real Estate Ltd.	6,667	8,555
Smart Metering Systems plc	512	4,962
Smith & Nephew plc, ADR(2)	428	16,628
Smiths Group plc	906	18,473
Softcat plc	957	19,451
Spectris plc	435	18,381
Speedy Hire plc(1)	6,740	6,010
Spirax-Sarco Engineering plc	254	37,892
Spire Healthcare Group plc(1)	642	1,311
Spirent Communications plc	3,163	10,375
SSE plc	2,606	47,807
119

Avantis International Equity Fund
	Shares	Value
SSP Group plc	1,016	$4,864
St Modwen Properties plc	863	4,724
St. James's Place plc	4,354	71,199
Stagecoach Group plc(1)	3,838	4,946
Standard Chartered plc (London)(1)	12,389	79,449
Standard Life Aberdeen plc	3,591	15,545
SThree plc(1)	1,588	7,389
Stock Spirits Group plc	1,858	6,811
Strix Group plc	2,672	9,448
Studio Retail Group plc(1)	420	1,660
Superdry plc(1)	1,215	4,503
Synthomer plc	2,700	17,292
TalkTalk Telecom Group plc	4,696	6,327
Tate & Lyle plc	3,061	30,996
Tatton Asset Management plc	821	3,656
Taylor Wimpey plc(1)	15,727	34,530
TBC Bank Group plc(1)	482	7,288
Telit Communications plc(1)	1,507	3,946
Tesco plc	14,408	45,023
TI Fluid Systems plc	1,823	6,718
Topps Tiles plc(1)	1,038	922
TP Icap Group plc(1)	1,908	6,380
Trainline plc(1)	174	1,251
Travis Perkins plc(1)	1,000	20,020
Treatt plc	501	6,141
TUI AG(1)	1,949	11,724
Tullow Oil plc(1)(2)	13,780	8,427
UDG Healthcare plc	656	7,050
Ultra Electronics Holdings plc	39	1,038
Unilever plc, ADR	4,735	246,504
United Utilities Group plc	4,817	57,650
Vertu Motors plc(1)	1,944	1,061
Vesuvius plc	1,468	10,651
Victrex plc	494	14,560
Virgin Money UK plc(1)	12,969	33,203
Vistry Group plc(1)	1,198	14,049
Vodafone Group plc, ADR	9,390	161,320
Vp plc	87	1,059
Watkin Jones plc	3,373	9,431
Weir Group plc (The)(1)	1,775	48,950
WH Smith plc(1)	1,030	27,399
Whitbread plc(1)	334	15,754
WM Morrison Supermarkets plc	13,386	31,801
WPP plc, ADR(2)	174	10,351
Yellow Cake plc(1)	1,065	3,284
		8,475,619
TOTAL COMMON STOCKS (Cost $46,829,451)		62,103,141
WARRANTS†
Canada†
Cenovus Energy, Inc.(1)	260	975
120

Avantis International Equity Fund
	Shares	Value
Switzerland†
Cie Financiere Richemont SA(1)	2,092	$736
TOTAL WARRANTS (Cost $971)		1,711
RIGHTS†
Hong Kong†
Pacific Century Premium Developments Ltd.(1)	1,134	2
United Kingdom†
Mitchells & Butlers plc(1)	729	954
TOTAL RIGHTS (Cost $—)		956
TEMPORARY CASH INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $531,027)	531,027	531,027
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,397,530)	2,397,530	2,397,530
TOTAL INVESTMENT SECURITIES — 103.7% (Cost $49,758,979)		65,034,365
OTHER ASSETS AND LIABILITIES — (3.7)%		(2,308,882)
TOTAL NET ASSETS — 100.0%		$62,725,483

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	2	March 2021	$380,920	$8,617
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	18.9%
Industrials	17.5%
Consumer Discretionary	13.1%
Materials	12.2%
Information Technology	7.6%
Health Care	6.9%
Consumer Staples	6.5%
Communication Services	5.2%
Energy	4.6%
Utilities	4.2%
Real Estate	2.3%
Cash and Equivalents*	1.0%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

121

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,049,057. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,225,297, which includes securities collateral of $1,827,767.

See Notes to Financial Statements.

122

FEBRUARY 28, 2021 (UNAUDITED)

Avantis International Small Cap Value Fund
	Shares	Value
COMMON STOCKS — 98.5%
Australia — 8.0%
Adairs Ltd.	10,087	$29,527
Adbri Ltd.	41,613	103,951
Alliance Aviation Services Ltd.(1)	9,551	31,223
Ardent Leisure Group Ltd.(1)(2)	23,468	11,477
Aurelia Metals Ltd.	117,534	35,216
Austal Ltd.	27,359	49,983
Australian Finance Group Ltd.	24,275	52,501
Australian Pharmaceutical Industries Ltd.	57,039	48,837
Baby Bunting Group Ltd.	6,976	29,208
Bank of Queensland Ltd.	50,470	341,844
Beach Energy Ltd.	252,164	324,931
Bega Cheese Ltd.	4,132	19,476
Bendigo & Adelaide Bank Ltd.	27,304	205,838
Boral Ltd.(1)	23,590	94,215
Byron Energy Ltd.(1)	7,834	936
Cedar Woods Properties Ltd.	4,413	23,753
Challenger Ltd.	11,889	59,207
Champion Iron Ltd.(1)	41,324	173,501
Class Ltd.	1,392	1,875
Coronado Global Resources, Inc.	59,426	49,722
CSR Ltd.	61,819	259,855
Eclipx Group Ltd.(1)	34,291	51,606
Emeco Holdings Ltd.(1)	64,744	51,504
EML Payments Ltd.(1)	11,375	43,710
Fleetwood Ltd.(1)	1,403	2,858
Galaxy Resources Ltd.(1)	50,126	100,665
Gold Road Resources Ltd.(1)	29,560	27,263
GrainCorp Ltd., A Shares	37,959	123,513
GWA Group Ltd.	25,919	60,905
HT&E Ltd.(1)	9,466	13,707
IGO Ltd.	65,582	355,533
Iluka Resources Ltd.	55,806	317,804
Imdex Ltd.	30,795	40,710
Inghams Group Ltd.	30,927	83,410
Kogan.com Ltd.	1,966	21,091
Lovisa Holdings Ltd.(2)	6,765	75,469
MACA Ltd.	10,937	9,202
Macmahon Holdings Ltd.	111,757	18,920
Mayne Pharma Group Ltd.(1)	2,072	439
McMillan Shakespeare Ltd.	8,911	85,002
McPherson's Ltd.	1,589	1,459
Medusa Mining Ltd.(1)	4,832	3,488
Metcash Ltd.	137,580	357,347
Mineral Resources Ltd.	7,736	226,289
Monadelphous Group Ltd.	13,905	124,317
Money3 Corp. Ltd.	13,629	30,453
Mortgage Choice Ltd.	1,714	1,542
Mount Gibson Iron Ltd.	53,696	36,523
123

Avantis International Small Cap Value Fund
	Shares	Value
Myer Holdings Ltd.(1)(2)	139,425	$33,811
New Hope Corp. Ltd.	51,118	49,404
Nick Scali Ltd.	8,261	64,847
Nine Entertainment Co. Holdings Ltd.	159,682	353,527
NRW Holdings Ltd.	62,917	97,621
Nufarm Ltd.(1)	30,368	112,380
OFX Group Ltd.	16,524	15,643
OZ Minerals Ltd.	9,681	167,165
Pacific Current Group Ltd.	868	3,512
Perenti Global Ltd.	81,676	71,929
Perseus Mining Ltd.(1)	163,972	144,784
Platinum Asset Management Ltd.	23,043	82,087
Premier Investments Ltd.	11,646	189,377
Ramelius Resources Ltd.	99,624	95,605
Red 5 Ltd.(1)	143,361	19,728
Regis Resources Ltd.	45,012	107,451
Reject Shop Ltd. (The)(1)	3,585	17,638
Resimac Group Ltd.(2)	9,096	17,127
Resolute Mining Ltd.(1)(2)	93,431	46,281
Sandfire Resources Ltd.	17,230	81,008
Select Harvests Ltd.	12,077	48,849
Senex Energy Ltd.(1)	180,788	51,405
Sigma Healthcare Ltd.(1)	49,483	25,461
Silver Lake Resources Ltd.(1)	113,582	124,784
Sims Ltd.	19,666	204,430
Southern Cross Media Group Ltd.(1)	34,251	61,168
St. Barbara Ltd.	63,100	100,018
Super Retail Group Ltd.	17,499	148,294
Viva Energy Group Ltd.	13,241	16,999
Western Areas Ltd.	25,543	50,739
Westgold Resources Ltd.(1)	49,045	76,040
Whitehaven Coal Ltd.(1)	99,402	116,756
		7,007,673
Austria — 0.8%
AT&S Austria Technologie & Systemtechnik AG	8,547	251,551
FACC AG(1)	7,846	78,965
POLYTEC Holding AG(1)	469	4,827
Porr AG(1)	2,116	39,027
Semperit AG Holding(1)	3,604	111,560
UNIQA Insurance Group AG	31,166	241,381
		727,311
Belgium — 1.3%
AGFA-Gevaert NV(1)	26,738	119,822
Bekaert SA	9,088	334,022
bpost SA(1)	14,882	161,117
Cie d'Entreprises CFE(1)	615	65,877
Euronav NV(2)	24,266	215,627
Jensen-Group NV(1)	250	7,992
Orange Belgium SA	6,596	181,440
Tessenderlo Group SA(1)	2,032	90,210
		1,176,107
124

Avantis International Small Cap Value Fund
	Shares	Value
Canada — 8.4%
Advantage Oil & Gas Ltd.(1)	10,200	$20,839
Alaris Equity Partners Income	1,400	16,920
Algoma Central Corp.	200	2,309
Apollo Healthcare Corp.(1)	4,800	17,426
ARC Resources Ltd.	33,900	202,984
Argonaut Gold, Inc.(1)	12,600	20,297
AutoCanada, Inc.(1)	2,860	68,522
B2Gold Corp.	15,800	68,782
Badger Daylighting Ltd.	1,900	60,467
Baytex Energy Corp.(1)	57,700	55,769
Birchcliff Energy Ltd.(2)	23,415	54,646
Bird Construction, Inc.(2)	4,000	27,000
Boralex, Inc., A Shares	1,500	52,192
Boston Pizza Royalties Income Fund	600	5,403
Canaccord Genuity Group, Inc.	8,800	78,969
Canacol Energy Ltd.	12,300	33,248
Canadian Western Bank(2)	6,100	160,337
Canfor Corp.(1)	6,300	128,515
CanWel Building Materials Group Ltd.	5,800	35,914
Capital Power Corp.	9,700	261,517
Capstone Mining Corp.(1)	4,000	12,164
Cardinal Energy Ltd.(1)	1,100	1,314
Cascades, Inc.	5,800	76,522
Celestica, Inc.(1)	8,500	70,466
Centerra Gold, Inc.	11,100	107,720
CES Energy Solutions Corp.	7,500	9,076
China Gold International Resources Corp. Ltd.(1)	1,900	4,613
Chorus Aviation, Inc.	5,931	19,574
Corus Entertainment, Inc., B Shares	16,666	69,016
Crescent Point Energy Corp.(2)	57,918	212,539
Dorel Industries, Inc., Class B(1)	3,077	33,560
DREAM Unlimited Corp., Class A	1,750	31,188
Dundee Precious Metals, Inc.	11,900	73,966
Eldorado Gold Corp. (Toronto)(1)	9,300	97,414
Endeavour Mining Corp.	1,827	35,188
Enerplus Corp.(2)	20,200	97,778
Equitable Group, Inc.	850	90,584
ERO Copper Corp.(1)	3,500	61,744
Exchange Income Corp.	600	19,010
Exco Technologies Ltd.	700	6,007
Extendicare, Inc.	5,700	29,741
Finning International, Inc.(2)	14,220	371,088
First National Financial Corp.	1,200	41,782
Fortuna Silver Mines, Inc.(1)	2,600	19,552
Freehold Royalties Ltd.	7,600	41,207
Frontera Energy Corp.	2,200	10,926
goeasy Ltd.(2)	1,094	106,675
Hardwoods Distribution, Inc.	1,400	30,341
Home Capital Group, Inc.(1)	3,600	88,854
Hudbay Minerals, Inc.	21,400	153,193
125

Avantis International Small Cap Value Fund
	Shares	Value
Interfor Corp.(1)	6,830	$149,416
International Petroleum Corp.(1)(2)	4,300	13,549
Intertape Polymer Group, Inc.	2,600	48,972
Jaguar Mining, Inc.(2)	3,200	20,343
Karora Resources, Inc.(1)	10,789	24,840
Kelt Exploration Ltd.(1)(2)	6,000	11,410
Keyera Corp.(2)	10,900	211,302
Linamar Corp.	4,900	273,801
Lundin Mining Corp.	15,200	174,025
Magellan Aerospace Corp.	200	1,534
Major Drilling Group International, Inc.(1)	2,700	14,915
Martinrea International, Inc.	6,860	80,211
Methanex Corp.	5,700	219,741
Mullen Group Ltd.	7,698	60,611
New Gold, Inc. (Toronto)(1)	51,900	83,604
North American Construction Group Ltd.	2,149	25,820
NuVista Energy Ltd.(1)	13,087	20,362
Paramount Resources Ltd., A Shares(1)(2)	6,300	53,465
Parex Resources, Inc.(1)	11,100	177,412
Pason Systems, Inc.	6,700	51,069
Peyto Exploration & Development Corp.(2)	12,200	57,137
Polaris Infrastructure, Inc.	860	14,171
Precision Drilling Corp.(1)(2)	610	14,092
Real Matters, Inc.(1)	1,900	23,888
Resolute Forest Products, Inc.(1)	3,900	36,775
Roxgold, Inc.(1)	24,000	26,025
Russel Metals, Inc.(2)	5,482	106,745
Sagen MI Canada, Inc.	2,500	85,003
Secure Energy Services, Inc.	9,546	24,454
Seven Generations Energy Ltd., Class A(1)	25,635	169,208
Sierra Metals, Inc.(1)(2)	6,600	17,374
SSR Mining, Inc.(1)	1,655	23,500
Stelco Holdings, Inc.	2,000	38,755
SunOpta, Inc.(1)	5,600	86,777
Tamarack Valley Energy Ltd.(1)	16,600	28,045
TORC Oil & Gas Ltd.	10,940	27,595
Torex Gold Resources, Inc.(1)	7,300	88,454
Tourmaline Oil Corp.	19,100	347,600
Transcontinental, Inc., Class A	2,300	39,526
Turquoise Hill Resources Ltd.(1)	5,930	89,933
Uni-Select, Inc.	3,000	24,753
Vermilion Energy, Inc.(2)	15,600	97,699
Wajax Corp.	1,875	30,366
West Fraser Timber Co. Ltd.	6,630	453,253
Whitecap Resources, Inc.(2)	45,789	204,730
Yamana Gold, Inc.	19,100	75,944
		7,343,062
Denmark — 1.5%
Alm Brand A/S	6,502	74,364
Bang & Olufsen A/S(1)	4,325	23,058
Brodrene Hartmann A/S(1)	40	3,308
126

Avantis International Small Cap Value Fund
	Shares	Value
Chemometec A/S	824	$76,047
D/S Norden A/S	3,337	69,728
Danske Andelskassers Bank A/S	754	1,078
Dfds A/S(1)	3,963	191,091
Drilling Co. of 1972 A/S (The)(1)	1,854	73,740
FLSmidth & Co. A/S(1)	3,835	161,387
H+H International A/S, B Shares(1)	2,251	50,342
Jyske Bank A/S(1)	4,163	179,635
NKT A/S(1)	2,214	86,164
NNIT A/S	1,386	23,629
North Media A/S	675	10,500
Per Aarsleff Holding A/S	1,359	61,212
Ringkjoebing Landbobank A/S	537	52,620
Schouw & Co. A/S	1,059	107,177
Solar A/S, B Shares	276	20,256
Sydbank AS(1)	1,387	31,674
TORM plc	2,190	17,987
		1,314,997
Finland — 1.5%
Altia Oyj	1,656	22,010
Aspo Oyj	1,402	14,946
Atria Oyj	936	12,941
HKScan Oyj, A Shares(1)	3,016	7,906
Kemira Oyj	14,699	237,069
Marimekko Oyj	408	23,741
Neles Oyj	11,853	146,377
Outokumpu Oyj(1)	30,536	148,639
Rovio Entertainment Oyj	638	4,789
Sanoma Oyj	6,317	104,193
Uponor Oyj	7,949	166,481
Valmet Oyj	11,541	388,432
Verkkokauppa.com Oyj	4,196	47,168
		1,324,692
France — 2.8%
AKWEL	113	3,988
Albioma SA	2,401	117,000
ALD SA	14,709	214,600
APERAM SA	1,255	52,526
Atari SA(1)	24,065	9,996
Boiron SA	41	1,693
Bonduelle SCA	815	19,388
Catana Group(1)	2,606	10,656
Chargeurs SA	1,810	48,749
Cie des Alpes	206	5,264
Cie Plastic Omnium SA	3,085	110,212
Etablissements Maurel et Prom SA(1)(2)	5,347	12,212
Eutelsat Communications SA	20,113	242,344
FIGEAC-AERO(1)(2)	125	775
Gaztransport Et Technigaz SA	2,198	184,534
Groupe Crit(1)	26	1,876
Guerbet	63	2,219
127

Avantis International Small Cap Value Fund
	Shares	Value
Imerys SA	2,631	$135,238
Jacquet Metals SA	893	18,314
JCDecaux SA(1)	2,704	63,819
LISI(1)	1,886	46,284
LNA Sante SA	53	2,874
Maisons du Monde SA(1)	5,219	94,175
Manitou BF SA	557	17,906
Metropole Television SA(1)	3,163	63,075
Nexans SA(1)	3,604	279,748
SES SA	37,788	300,832
Societe BIC SA	2,630	147,533
Solutions 30 SE(1)	3,737	43,729
Synergie SE(1)	286	10,274
Tarkett SA(1)	4,046	61,492
Television Francaise 1(1)(2)	3,143	27,391
Valeo SA	2,789	98,353
Vallourec SA(1)(2)	715	34,729
Xilam Animation SA(1)	33	1,796
		2,485,594
Germany — 4.9%
7C Solarparken AG	3,505	17,396
Adesso SE	112	15,218
ADVA Optical Networking SE(1)	3,282	36,204
Allgeier SE	622	18,122
AlzChem Group AG	231	6,845
Aumann AG(1)	772	13,024
Aurubis AG	2,940	255,449
Baader Bank AG(1)	1,971	19,647
Bauer AG(1)	541	7,052
Bertrandt AG	560	30,465
Bilfinger SE	3,017	107,160
Centrotec SE(1)	423	8,176
Cewe Stiftung & Co. KGAA	215	28,166
CropEnergies AG	666	8,955
Deutsche EuroShop AG(1)	3,954	84,738
Deutz AG(1)	10,089	73,429
Draegerwerk AG & Co. KGaA	316	23,574
Draegerwerk AG & Co. KGaA, Preference Shares	857	65,478
Duerr AG	5,057	199,479
Einhell Germany AG, Preference Shares	98	13,308
Elmos Semiconductor SE	267	10,605
ElringKlinger AG(1)	3,330	55,771
Ferratum Oyj(1)	1,131	8,759
flatexDEGIRO AG(1)	234	24,612
Gesco AG	473	12,016
Hamburger Hafen und Logistik AG	2,733	69,377
Hornbach Baumarkt AG	975	39,609
Hornbach Holding AG & Co. KGaA	1,117	105,113
HUGO BOSS AG	6,325	238,232
Ibu-Tec Advanced Materials AG(1)	149	7,433
Indus Holding AG	98	3,941
128

Avantis International Small Cap Value Fund
	Shares	Value
JOST Werke AG(1)	1,322	$76,441
Jungheinrich AG, Preference Shares	5,786	249,637
K+S AG	18,725	208,864
Kloeckner & Co. SE(1)	10,185	108,045
Krones AG	1,186	100,001
KSB SE & Co. KGaA	1	346
KSB SE & Co. KGaA, Preference Shares	69	19,948
Lang & Schwarz AG(1)	366	58,067
Nagarro SE(1)	622	66,979
OHB SE(1)	392	16,541
Rheinmetall AG	4,682	466,413
SAF-Holland SE(1)	6,305	93,339
Salzgitter AG(1)	4,103	122,319
Schaltbau Holding AG(1)	69	2,647
SGL Carbon SE(1)	5,827	48,363
Siltronic AG(1)(2)	1,622	270,265
Sixt SE(1)	1,304	161,776
Sixt SE, Preference Shares	1,600	119,586
SMA Solar Technology AG(1)	692	44,331
Steico SE	140	11,917
STO SE & Co. KGaA, Preference Shares	242	41,559
SUESS MicroTec SE(1)	1,868	53,029
Surteco Group SE(1)	65	2,039
Technotrans SE(1)	162	5,477
Villeroy & Boch AG, Preference Shares	1,357	24,519
Wacker Chemie AG	1,735	224,761
Wacker Neuson SE(1)	3,334	67,770
Wuestenrot & Wuerttembergische AG	1,952	40,130
		4,312,462
Hong Kong — 1.9%
Analogue Holdings Ltd.	12,000	2,444
BOCOM International Holdings Co. Ltd.	92,000	16,719
Bright Smart Securities & Commodities Group Ltd.(2)	120,000	32,012
China Strategic Holdings Ltd.(1)	4,815,000	99,865
Chow Sang Sang Holdings International Ltd.	48,000	65,089
Crystal International Group Ltd.	15,500	5,508
CSI Properties Ltd.	410,000	12,953
Dah Sing Financial Holdings Ltd.	15,600	50,463
Dickson Concepts International Ltd.	25,000	13,488
Eagle Nice International Holdings Ltd.	6,000	3,442
Emperor Capital Group Ltd.(1)	72,000	1,581
First Pacific Co. Ltd.	230,000	75,298
Fullshare Holdings Ltd.(1)(2)	2,015,000	41,622
Giordano International Ltd.	76,000	15,250
Guotai Junan International Holdings Ltd.	339,000	60,701
Haitong International Securities Group Ltd.(2)	294,000	90,795
Hang Lung Group Ltd.	9,000	22,499
IGG, Inc.	49,000	73,032
International Housewares Retail Co. Ltd.	10,000	3,414
IT Ltd.(1)	106,000	38,245
Johnson Electric Holdings Ltd.	65,500	189,898
129

Avantis International Small Cap Value Fund
	Shares	Value
K Wah International Holdings Ltd.	220,000	$113,158
Lifestyle International Holdings Ltd.(1)	43,000	38,566
LK Technology Holdings Ltd.	25,000	33,089
Luk Fook Holdings International Ltd.	14,000	35,606
Minmetals Land Ltd.	4,000	464
Pacific Basin Shipping Ltd.	571,000	142,030
Sa Sa International Holdings Ltd.(1)(2)	212,000	51,903
Shun Tak Holdings Ltd.	252,000	85,801
SmarTone Telecommunications Holdings Ltd.	53,000	33,571
Solargiga Energy Holdings Ltd.(1)	480,000	32,066
Sun Hung Kai & Co. Ltd.	54,000	23,131
Tai Hing Group Holdings Ltd.	8,000	2,083
Ten Pao Group Holdings Ltd.	80,000	22,144
Texwinca Holdings Ltd.	56,000	12,257
VSTECS Holdings Ltd.	108,000	96,751
Yue Yuen Industrial Holdings Ltd.	5,500	11,776
		1,648,714
Ireland — 0.4%
FBD Holdings plc(1)	2,442	21,714
Glenveagh Properties plc(1)	279,865	280,215
Permanent TSB Group Holdings plc(1)	4,574	6,073
Uniphar plc(1)	16,717	49,628
		357,630
Israel — 2.1%
Adgar Investment and Development Ltd.	786	1,317
Arad Investment & Industrial Development Ltd.	163	14,735
Ashtrom Group Ltd.	3,572	65,395
Aspen Group Ltd.	664	1,333
Azorim-Investment Development & Construction Co. Ltd.(1)	8,901	26,400
Blue Square Real Estate Ltd.	215	12,811
Caesarstone Ltd.	2,704	34,097
Carasso Motors Ltd.	2,263	9,321
Cellcom Israel Ltd.(1)	10,293	41,291
Clal Insurance Enterprises Holdings Ltd.(1)	7,064	108,886
Delta Galil Industries Ltd.	1,264	31,294
Dor Alon Energy in Israel 1988 Ltd.	81	1,777
Equital Ltd.(1)	2,082	48,372
Fattal Holdings 1998 Ltd.(1)	487	49,694
FIBI Holdings Ltd.	1,464	42,834
First International Bank of Israel Ltd.	4,077	106,071
Fox Wizel Ltd.	963	88,674
Gazit-Globe Ltd.	6,618	40,966
Hadera Paper Ltd.(1)	120	6,714
Harel Insurance Investments & Financial Services Ltd.	14,207	127,315
IDI Insurance Co. Ltd.	228	8,104
Inrom Construction Industries Ltd.	6,953	30,915
Isracard Ltd.	23,121	78,692
Israel Corp. Ltd. (The)(1)	453	102,069
Israel Land Development - Urban Renewal Ltd.	937	10,393
Isras Investment Co. Ltd.	182	33,408
Mediterranean Towers Ltd.	2,099	6,031
130

Avantis International Small Cap Value Fund
	Shares	Value
Mehadrin Ltd.(1)	7	$282
Melisron Ltd.	1,144	59,963
Menora Mivtachim Holdings Ltd.	2,806	53,639
Migdal Insurance & Financial Holdings Ltd.(1)	44,597	47,958
Mizrahi Tefahot Bank Ltd.	1	12
Naphtha Israel Petroleum Corp. Ltd.(1)	2,351	10,468
Norstar Holdings, Inc.	1,581	9,792
Oil Refineries Ltd.(1)	221,933	48,000
Partner Communications Co. Ltd.(1)	15,510	77,580
Paz Oil Co. Ltd.	1,173	108,837
Perion Network Ltd.(1)	1,361	28,561
Phoenix Holdings Ltd. (The)(1)	15,954	122,825
Property & Building Corp. Ltd.	116	10,311
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	92	5,888
Scope Metals Group Ltd.	69	1,522
Summit Real Estate Holdings Ltd.(1)	5,021	70,821
Tamar Petroleum Ltd.(1)	732	937
Tower Semiconductor Ltd.(1)	2,114	62,995
Victory Supermarket Chain Ltd.	265	6,024
XLMedia plc(1)	2,423	1,171
		1,856,495
Italy — 2.6%
Aeffe SpA(1)	1,917	2,578
Alerion Cleanpower SpA	1,027	14,932
Banca Farmafactoring SpA(1)	17,955	117,857
Banca IFIS SpA(1)	4,171	52,948
Banca Popolare di Sondrio SCPA(1)	50,242	144,659
Banca Sistema SpA(1)	12,370	28,728
Cairo Communication SpA(1)	6,551	10,978
Cementir Holding NV	1,262	12,065
Credito Emiliano SpA(1)	18,146	103,567
Credito Valtellinese SpA(1)	8,877	128,661
d'Amico International Shipping SA(1)	82,680	10,194
Danieli & C Officine Meccaniche SpA	2,636	55,225
Danieli & C Officine Meccaniche SpA, Preference Shares(1)	8,254	109,302
Digital Bros SpA(2)	1,070	25,232
doValue SpA(1)	9,543	117,795
Emak SpA(1)	11,086	15,838
Enav SpA	10,106	48,705
Esprinet SpA(1)	11,311	144,234
Fila SpA(1)	6,076	66,940
FNM SpA(1)	18,952	12,479
Gefran SpA(1)	300	2,209
Geox SpA(1)(2)	10,679	9,886
La Doria SpA	2,709	45,710
OVS SpA(1)(2)	36,810	49,806
RAI Way SpA	19,877	109,169
Reno de Medici SpA(2)	33,183	41,881
Sabaf SpA	181	4,084
Saipem SpA	48,778	136,191
Servizi Italia SpA	1,623	4,388
131

Avantis International Small Cap Value Fund
	Shares	Value
Sesa SpA(1)	544	$73,838
Societa Cattolica di Assicurazioni SC(1)(2)	50,485	276,579
Societa Sportiva Lazio SpA(1)(2)	1,527	2,072
Technogym SpA(1)	25,896	281,612
Webuild SpA	9,463	17,756
		2,278,098
Japan — 25.0%
77 Bank Ltd. (The)	4,800	63,787
A&D Co. Ltd.	1,800	19,948
ADEKA Corp.	9,000	151,938
Aeon Fantasy Co. Ltd.	800	19,222
Aeon Mall Co. Ltd.	12,200	206,458
Aichi Steel Corp.	900	26,419
Aichi Tokei Denki Co. Ltd.	100	4,061
Air Water, Inc.	700	11,622
Airport Facilities Co. Ltd.	400	1,993
Aisan Industry Co. Ltd.	1,800	9,694
Ajis Co. Ltd.	200	7,336
Akatsuki, Inc.	800	31,143
Alinco, Inc.	200	1,807
Alleanza Holdings Co. Ltd.	1,200	14,245
Alpen Co. Ltd.	2,000	42,438
AOKI Holdings, Inc.	1,200	7,749
Aoyama Zaisan Networks Co. Ltd.	100	1,492
Aozora Bank Ltd.	10,100	215,358
Applied Co. Ltd.	200	6,003
Arata Corp.	1,500	63,400
Arcland Sakamoto Co. Ltd.	2,500	36,039
Arcs Co. Ltd.	3,000	62,185
Arealink Co. Ltd.	200	1,977
Asahi Co. Ltd.	1,700	23,570
Asahi Holdings, Inc.	3,800	142,046
Asia Pile Holdings Corp.	800	3,880
ASKA Pharmaceutical Co. Ltd.	2,100	26,433
Awa Bank Ltd. (The)	2,100	44,019
Axial Retailing, Inc.	1,500	64,378
Bando Chemical Industries Ltd.	1,300	8,756
Bank of the Ryukyus Ltd.	2,300	16,828
Beenos, Inc.	1,200	25,999
Belc Co. Ltd.	700	35,583
Bic Camera, Inc.	8,500	92,618
Bunka Shutter Co. Ltd.	6,000	56,058
Careerlink Co. Ltd.	400	9,155
Cawachi Ltd.	1,600	43,072
Central Glass Co. Ltd.	3,600	74,427
Chilled & Frozen Logistics Holdings Co. Ltd.	500	8,084
Chubu Shiryo Co. Ltd.	300	3,910
Chugai Mining Co. Ltd.(1)	21,100	6,333
CK-San-Etsu Co. Ltd.	200	7,123
CMIC Holdings Co. Ltd.	100	1,542
Cosmo Energy Holdings Co. Ltd.	6,900	168,854
132

Avantis International Small Cap Value Fund
	Shares	Value
Credit Saison Co. Ltd.	14,200	$179,574
CROOZ, Inc.(1)	600	13,087
CTI Engineering Co. Ltd.	500	10,959
Daicel Corp.	16,800	124,827
Daiichi Jitsugyo Co. Ltd.	300	11,581
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,886
Daiki Aluminium Industry Co. Ltd.	2,900	21,302
Daikokutenbussan Co. Ltd.	500	27,584
Daikyonishikawa Corp.	4,500	31,218
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,000	21,725
Daio Paper Corp.	8,100	151,386
Daishi Hokuetsu Financial Group, Inc.	2,700	59,993
Daito Pharmaceutical Co. Ltd.	1,000	31,014
Daitron Co. Ltd.	100	1,352
Denka Co. Ltd.	1,000	37,825
DIC Corp.	6,600	163,224
Digital Holdings, Inc.	1,700	28,840
Dowa Holdings Co. Ltd.	4,800	192,785
Eagle Industry Co. Ltd.	2,800	28,633
Ebara Corp.	11,300	425,728
Ebara Jitsugyo Co. Ltd.	600	26,479
Eco's Co. Ltd.	100	1,704
EDION Corp.	8,400	85,313
EF-ON, Inc.	2,000	19,036
Ehime Bank Ltd. (The)	1,800	16,458
EJ Holdings, Inc.	1,100	10,197
Electric Power Development Co. Ltd.	9,900	161,076
Enplas Corp.	600	24,784
ES-Con Japan Ltd.	3,400	24,274
Exedy Corp.	1,800	27,364
F.C.C. Co. Ltd.	2,100	33,487
Ferrotec Holdings Corp.	2,600	52,266
Financial Products Group Co. Ltd.	4,700	28,335
FJ Next Co. Ltd.	1,700	17,486
Foster Electric Co. Ltd.	2,100	24,489
Freebit Co. Ltd.	500	4,516
Fudo Tetra Corp.	2,000	34,276
Fuji Co. Ltd.	300	5,134
Fuji Seal International, Inc.	4,300	89,183
Fujibo Holdings, Inc.	1,000	38,014
Fujikura Ltd.(1)	32,400	159,043
Fujimori Kogyo Co. Ltd.	1,600	64,036
Fukuda Corp.	200	9,355
Fumakilla Ltd.	600	8,946
Furukawa Battery Co. Ltd. (The)	1,100	16,164
Furukawa Co. Ltd.	1,900	23,294
Furuno Electric Co. Ltd.	1,200	11,853
Furyu Corp.	200	2,071
Futaba Industrial Co. Ltd.	6,900	34,275
Fuyo General Lease Co. Ltd.	1,800	119,684
G-7 Holdings, Inc.	200	4,459
133

Avantis International Small Cap Value Fund
	Shares	Value
G-Tekt Corp.	2,800	$36,922
Gecoss Corp.	400	3,398
Genky DrugStores Co. Ltd.	900	27,945
Geo Holdings Corp.	3,400	38,144
GLOBERIDE, Inc.	1,000	38,365
GMO Financial Holdings, Inc.	3,900	34,003
Godo Steel Ltd.	1,000	18,870
Golf Digest Online, Inc.	700	7,641
GS Yuasa Corp.	7,200	214,477
Gunma Bank Ltd. (The)	32,200	104,708
H-One Co. Ltd.	2,700	18,824
H.U. Group Holdings, Inc.	5,300	163,817
Hagihara Industries, Inc.	400	5,332
Hamakyorex Co. Ltd.	1,600	47,933
Hanwa Co. Ltd.	3,800	98,803
Heiwa Real Estate Co. Ltd.	700	22,840
Hirogin Holdings, Inc.	18,600	110,226
Hitachi Capital Corp.	5,500	149,866
Hitachi Transport System Ltd.	2,500	78,330
Hitachi Zosen Corp.	19,300	124,079
Hokkoku Bank Ltd. (The)	1,800	44,723
Hokuetsu Corp.	10,400	50,068
Hokuhoku Financial Group, Inc.	11,000	100,088
Hokuriku Electrical Construction Co. Ltd.	400	4,450
Hokuto Corp.	2,200	43,807
Hoosiers Holdings	4,300	27,179
Hosiden Corp.	4,900	46,989
Hosokawa Micron Corp.	100	5,951
Hyakugo Bank Ltd. (The)	18,300	52,302
I-Net Corp./Kanagawa	200	2,754
I-PEX, Inc.	400	7,459
Ichinen Holdings Co. Ltd.	1,300	15,995
IDOM, Inc.	4,700	27,559
Iino Kaiun Kaisha Ltd.	9,100	39,033
Innotech Corp.	200	2,270
Internet Initiative Japan, Inc.	4,200	86,671
Itochu Enex Co. Ltd.	6,400	61,830
Itochu-Shokuhin Co. Ltd.	100	4,903
IwaiCosmo Holdings, Inc.	1,700	24,769
Iwasaki Electric Co. Ltd.	200	2,784
Iwatani Corp.	1,300	74,595
Iyo Bank Ltd. (The)	19,400	113,098
Jaccs Co. Ltd.	2,300	44,274
JAFCO Group Co. Ltd.	400	24,481
Janome Sewing Machine Co. Ltd.	2,700	19,235
Japan Asia Group Ltd.	3,300	38,523
Japan Aviation Electronics Industry Ltd.	800	12,850
Japan Electronic Materials Corp.	400	6,602
Japan Investment Adviser Co. Ltd.	1,800	23,022
Japan Petroleum Exploration Co. Ltd.	3,300	69,574
Japan Transcity Corp.	2,000	9,796
134

Avantis International Small Cap Value Fund
	Shares	Value
JBCC Holdings, Inc.	900	$12,041
JFE Holdings, Inc.(1)	5,000	53,459
JMS Co. Ltd.	1,100	9,586
Joshin Denki Co. Ltd.	1,600	44,243
JSP Corp.	1,200	20,170
JTEKT Corp.	21,700	230,516
Juroku Bank Ltd. (The)	2,700	50,148
JVCKenwood Corp.	21,000	37,126
K's Holdings Corp.	16,600	222,460
Kamei Corp.	1,400	15,349
Kanamoto Co. Ltd.	3,900	87,031
Kandenko Co. Ltd.	5,800	47,781
Kaneka Corp.	5,000	195,742
Kanto Denka Kogyo Co. Ltd.	3,400	28,037
KAWADA TECHNOLOGIES, Inc.	100	4,470
Kawamoto Corp.	200	2,738
Kawasaki Heavy Industries Ltd.(1)	3,900	88,760
Kawasaki Kisen Kaisha Ltd.(1)	1,700	32,650
Keiyo Co. Ltd.	3,200	21,944
KH Neochem Co. Ltd.	1,800	41,460
Kimura Chemical Plants Co. Ltd.	1,900	11,647
Kintetsu World Express, Inc.	700	18,250
Kito Corp.	900	12,238
Kitz Corp.	3,900	20,795
Kiyo Bank Ltd. (The)	5,700	77,595
Koa Shoji Holdings Co. Ltd.	900	10,237
Kobe Steel Ltd.(1)	12,100	75,626
Koei Chemical Co. Ltd.	200	5,107
Kohnan Shoji Co. Ltd.	2,700	73,450
Kojima Co. Ltd.	4,200	23,916
Komeri Co. Ltd.	3,300	88,847
Konica Minolta, Inc.	44,900	230,148
Konoike Transport Co. Ltd.	1,200	11,712
Konoshima Chemical Co. Ltd.	700	9,062
Kumagai Gumi Co. Ltd.	3,300	87,294
Kuraray Co. Ltd.	31,700	360,427
Kureha Corp.	2,100	139,617
Kurimoto Ltd.	800	12,885
Kuriyama Holdings Corp.	200	1,275
KYB Corp.(1)	600	16,640
Kyodo Printing Co. Ltd.	100	2,826
Kyoei Steel Ltd.	2,300	30,706
Kyokuyo Co. Ltd.	600	16,910
Lawson, Inc.	500	23,455
Macnica Fuji Electronics Holdings, Inc.	6,000	113,855
Maeda Corp.	14,700	131,312
Maeda Road Construction Co. Ltd.	3,000	61,291
Maruha Nichiro Corp.	4,400	102,052
Maruzen Showa Unyu Co. Ltd.	1,200	34,619
MCJ Co. Ltd.	4,700	40,186
Mebuki Financial Group, Inc.	82,700	181,414
135

Avantis International Small Cap Value Fund
	Shares	Value
Megmilk Snow Brand Co. Ltd.	4,000	$80,384
Meidensha Corp.	3,600	77,689
Meiko Electronics Co. Ltd.	400	8,389
Mie Kotsu Group Holdings, Inc.	2,500	11,440
Mimasu Semiconductor Industry Co. Ltd.	1,000	23,047
Mirait Holdings Corp.	8,500	133,389
Mitsuba Corp.(1)	300	1,668
Mitsubishi Kakoki Kaisha Ltd.	700	18,926
Mitsubishi Materials Corp.	6,500	154,870
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,800	47,750
Mitsui E&S Holdings Co. Ltd.(1)	4,400	19,144
Mitsui Matsushima Holdings Co. Ltd.	200	1,889
Mitsui Mining & Smelting Co. Ltd.	6,400	228,851
Mitsui OSK Lines Ltd.	14,000	448,750
Mitsui-Soko Holdings Co. Ltd.	2,600	53,297
Mitsuuroko Group Holdings Co. Ltd.	500	5,791
Mixi, Inc.	3,300	83,024
Miyaji Engineering Group, Inc.	800	16,660
Miyazaki Bank Ltd. (The)	1,200	25,496
Mizuho Leasing Co. Ltd.	3,000	93,623
Modec, Inc.	2,400	39,410
Monex Group, Inc.	16,500	138,434
Monogatari Corp. (The)	600	34,412
MrMax Holdings Ltd.	3,200	21,735
Musashi Seimitsu Industry Co. Ltd.	5,700	94,821
Musashino Bank Ltd. (The)	2,400	35,771
Nachi-Fujikoshi Corp.	600	25,564
Nafco Co. Ltd.	1,900	36,610
Nanto Bank Ltd. (The)	1,800	30,889
Nasu Denki Tekko Co. Ltd.	100	11,234
NEC Capital Solutions Ltd.	700	13,019
NEC Networks & System Integration Corp.	900	15,041
NGK Spark Plug Co. Ltd.	16,700	285,607
Nichiha Corp.	2,000	56,596
Nichireki Co. Ltd.	2,400	34,202
Nihon Chouzai Co. Ltd.	200	2,907
Nihon Dengi Co. Ltd.	200	7,407
Nihon Flush Co. Ltd.	1,400	15,247
Nihon House Holdings Co. Ltd.	3,100	9,603
Nikkon Holdings Co. Ltd.	5,700	109,973
Nippo Corp.	6,200	162,382
Nippon Chemical Industrial Co. Ltd.	800	23,726
Nippon Coke & Engineering Co. Ltd.	15,300	14,980
Nippon Commercial Development Co. Ltd.	1,400	21,634
Nippon Denko Co. Ltd.	13,200	34,789
Nippon Electric Glass Co. Ltd.	6,400	145,960
Nippon Kayaku Co. Ltd.	9,200	89,719
Nippon Kodoshi Corp.	600	17,829
Nippon Koei Co. Ltd.	800	21,344
Nippon Light Metal Holdings Co. Ltd.	6,500	129,124
Nippon Paper Industries Co. Ltd.	6,300	83,234
136

Avantis International Small Cap Value Fund
	Shares	Value
Nippon Suisan Kaisha Ltd.	23,400	$111,921
Nippon Television Holdings, Inc.	2,400	32,014
Nippon Yakin Kogyo Co. Ltd.	1,500	28,964
Nippon Yusen KK	12,800	374,397
Nipro Corp.	14,000	173,602
Nishi-Nippon Financial Holdings, Inc.	11,100	73,130
Nishikawa Rubber Co. Ltd.	200	2,867
Nishimatsuya Chain Co. Ltd.	400	5,285
Nishio Rent All Co. Ltd.	2,400	59,801
Nissei ASB Machine Co. Ltd.	900	45,770
Nissha Co. Ltd.	3,000	37,626
Nissin Electric Co. Ltd.	5,400	62,810
Nittetsu Mining Co. Ltd.	500	31,548
Nitto Kogyo Corp.	2,800	52,283
Nojima Corp.	300	7,891
NOK Corp.	7,800	107,582
Nomura Micro Science Co. Ltd.	600	17,586
North Pacific Bank Ltd.	23,200	52,708
NPC, Inc.	2,100	14,317
NS United Kaiun Kaisha Ltd.	400	5,864
Ogaki Kyoritsu Bank Ltd. (The)	3,000	56,961
Oji Holdings Corp.	11,900	75,549
Okamura Corp.	6,100	64,433
Oki Electric Industry Co. Ltd.	4,200	41,332
Okura Industrial Co. Ltd.	900	15,897
Okuwa Co. Ltd.	1,900	20,140
Olympic Group Corp.	500	4,138
Orient Corp.	27,700	38,761
Osaka Organic Chemical Industry Ltd.	200	6,378
OSJB Holdings Corp.	13,700	34,827
OUG Holdings, Inc.	200	5,301
Oyo Corp.	900	10,571
Pacific Industrial Co. Ltd.	4,700	50,785
Pasona Group, Inc.	2,600	43,679
Penta-Ocean Construction Co. Ltd.	16,700	124,912
Pressance Corp.	2,200	30,541
Prima Meat Packers Ltd.	300	8,795
PS Mitsubishi Construction Co. Ltd.	1,700	10,776
Relia, Inc.	3,500	43,963
Rengo Co. Ltd.	19,800	161,052
Ricoh Leasing Co. Ltd.	1,600	49,279
Riken Corp.	200	4,172
Riken Technos Corp.	1,900	8,488
Rokko Butter Co. Ltd.	400	6,218
Roland DG Corp.	1,600	27,123
Ryobi Ltd.(1)	800	9,512
Sakai Chemical Industry Co. Ltd.	800	14,440
Sakura Internet, Inc.	300	1,832
Sala Corp.	3,300	17,800
San Holdings, Inc.	400	4,135
San-Ai Oil Co. Ltd.	2,100	21,205
137

Avantis International Small Cap Value Fund
	Shares	Value
San-In Godo Bank Ltd. (The)	12,500	$57,181
Sanix, Inc.(1)	1,600	4,349
Sankyo Frontier Co. Ltd.	200	6,942
Sankyu, Inc.	5,700	239,871
Sanwa Holdings Corp.	21,000	260,465
Sawada Holdings Co. Ltd.	200	1,538
SBS Holdings, Inc.	1,700	38,782
SEC Carbon Ltd.	100	6,097
Seikitokyu Kogyo Co. Ltd.	1,800	14,882
Seiko Epson Corp.	4,500	74,425
Sekisui Kasei Co. Ltd.	800	4,110
Senko Group Holdings Co. Ltd.	12,500	117,573
Senshu Ikeda Holdings, Inc.	17,200	25,890
Seven Bank Ltd.	29,400	66,590
Shibaura Mechatronics Corp.	100	4,565
Shibusawa Warehouse Co. Ltd. (The)	100	2,072
Shikoku Bank Ltd. (The)	200	1,401
Shin-Keisei Electric Railway Co. Ltd.	200	4,140
Shinagawa Refractories Co. Ltd.	500	12,428
Shinnihon Corp.	1,700	13,178
Shinoken Group Co. Ltd.	3,500	36,104
Shinsei Bank Ltd.	13,200	190,553
Siix Corp.	2,000	34,139
Sinfonia Technology Co. Ltd.	2,200	26,986
Sinko Industries Ltd.	900	16,011
SK-Electronics Co. Ltd.	100	1,199
SKY Perfect JSAT Holdings, Inc.	15,700	66,273
SMK Corp.	200	5,565
Space Value Holdings Co. Ltd.	2,300	16,376
St-Care Holding Corp.	1,900	16,752
Starts Corp., Inc.	4,100	107,701
Stella Chemifa Corp.	1,200	35,793
Studio Alice Co. Ltd.	400	7,610
Subaru Enterprise Co. Ltd.	100	7,223
Sumida Corp.	1,900	17,090
Sumitomo Forestry Co. Ltd.	8,400	151,952
Sumitomo Mitsui Construction Co. Ltd.	8,400	36,614
Sumitomo Osaka Cement Co. Ltd.	3,000	99,776
Sumitomo Riko Co. Ltd.	3,800	22,062
Sumitomo Rubber Industries Ltd.	17,300	194,592
Sumitomo Seika Chemicals Co. Ltd.	900	32,996
Sumitomo Warehouse Co. Ltd. (The)	4,900	67,785
Sun Frontier Fudousan Co. Ltd.	3,800	34,192
Suruga Bank Ltd.	8,200	27,462
Suzuki Co. Ltd.	500	4,706
SWCC Showa Holdings Co. Ltd.	2,900	44,891
T-Gaia Corp.	1,200	20,605
Tachikawa Corp.	400	4,845
Taihei Dengyo Kaisha Ltd.	1,400	34,854
Taiheiyo Cement Corp.	12,500	317,311
Taiyo Yuden Co. Ltd.	1,400	69,858
138

Avantis International Small Cap Value Fund
	Shares	Value
Takamiya Co. Ltd.	1,000	$4,816
Takaoka Toko Co. Ltd.	1,400	19,197
Takasago International Corp.	1,300	32,164
Takashimaya Co. Ltd.	8,300	85,374
Takasho Co. Ltd.	1,000	7,228
Takeei Corp.	2,600	30,626
Takuma Co. Ltd.	1,400	27,686
Tama Home Co. Ltd.	1,200	20,498
Tamron Co. Ltd.	1,000	17,962
Tanseisha Co. Ltd.	2,700	21,036
Taoka Chemical Co. Ltd.	100	11,950
Tazmo Co. Ltd.	500	7,053
Teijin Ltd.	17,300	300,064
Tekken Corp.	1,100	19,829
Toa Corp. (Tokyo)	1,900	40,645
TOA ROAD Corp.	200	7,637
Toda Kogyo Corp.(1)	400	8,043
Toenec Corp.	100	3,355
Toho Zinc Co. Ltd.(1)	1,400	29,952
TOKAI Holdings Corp.	8,600	74,417
Tokuyama Corp.	3,800	95,810
Tokyo Electron Device Ltd.	200	6,812
Tokyo Tekko Co. Ltd.	1,600	28,910
Tokyu Fudosan Holdings Corp.	56,000	354,257
Tomen Devices Corp.	100	3,665
Tomoku Co. Ltd.	500	8,277
TOMONY Holdings, Inc.	900	2,589
Tonami Holdings Co. Ltd.	300	14,701
Topre Corp.	3,400	48,952
Topy Industries Ltd.(1)	1,000	13,180
Tosei Corp.	3,700	34,872
Tosho Co. Ltd.	1,400	26,227
Totetsu Kogyo Co. Ltd.	2,400	58,146
Towa Bank Ltd. (The)	3,200	20,515
Towa Corp.	1,400	26,207
Toyo Gosei Co. Ltd.	100	10,850
Toyo Seikan Group Holdings Ltd.	8,800	111,105
Toyo Tanso Co. Ltd.	1,100	19,626
Toyo Tire Corp.	11,600	204,361
Toyobo Co. Ltd.	7,100	90,186
Toyoda Gosei Co. Ltd.	4,700	122,856
Toyota Boshoku Corp.	3,400	53,369
TPR Co. Ltd.	2,400	33,078
TS Tech Co. Ltd.	300	8,396
Tsubakimoto Chain Co.	2,300	62,820
Tsukui Holdings Corp.	6,000	52,380
Twinbird Corp.	500	6,881
UACJ Corp.	3,200	74,354
Ube Industries Ltd.	8,400	170,026
Ueki Corp.	200	5,441
United Super Markets Holdings, Inc.	5,800	58,064
139

Avantis International Small Cap Value Fund
	Shares	Value
UNITED, Inc.	900	$10,983
Unitika Ltd.(1)	6,000	24,244
V Technology Co. Ltd.	1,000	50,274
Valor Holdings Co. Ltd.	4,100	86,961
Wacom Co. Ltd.	1,100	7,945
Wakita & Co. Ltd.	3,800	33,603
Warabeya Nichiyo Holdings Co. Ltd.	500	7,364
World Holdings Co. Ltd.	900	21,012
Yahagi Construction Co. Ltd.	1,600	12,417
YAMABIKO Corp.	4,700	49,641
Yamaguchi Financial Group, Inc.	13,500	83,850
Yashima Denki Co. Ltd.	600	5,237
Yodogawa Steel Works Ltd.	2,100	43,562
Yokohama Reito Co. Ltd.	2,800	23,027
Yokohama Rubber Co. Ltd. (The)	11,900	207,950
Yotai Refractories Co. Ltd.	800	7,715
		21,900,644
Netherlands — 2.7%
Accell Group NV(1)	2,168	79,839
AerCap Holdings NV(1)	14,084	678,567
AMG Advanced Metallurgical Group NV(2)	3,635	132,144
Arcadis NV(1)	2,600	88,573
ASR Nederland NV	12,897	538,257
Basic-Fit NV(1)	4,176	177,101
Boskalis Westminster(1)	9,284	285,344
Brunel International NV(1)	2,542	27,635
ForFarmers NV	2,391	15,748
Fugro NV, CVA(1)	4,484	47,346
Heijmans NV, CVA(1)(2)	3,000	48,855
Koninklijke BAM Groep NV(1)	35,529	95,290
Nedap N.V.	63	4,257
SIF Holding NV(1)	899	17,091
TKH Group NV, CVA	2,462	122,719
		2,358,766
New Zealand — 0.9%
Air New Zealand Ltd.(1)	145,320	166,005
New Zealand Refining Co. Ltd. (The)(1)	5,917	1,974
Oceania Healthcare Ltd.	85,472	89,488
PGG Wrightson Ltd.	3,178	8,140
SKYCITY Entertainment Group Ltd.(1)	145,524	319,254
Tourism Holdings Ltd.(1)	730	1,187
Warehouse Group Ltd. (The)	4,116	9,961
Z Energy Ltd.(1)	97,022	191,152
		787,161
Norway — 2.2%
ABG Sundal Collier Holding ASA	53,135	47,997
Aker Offshore Wind AS(1)	4,035	3,294
Aker Solutions ASA(1)	46,956	71,284
Avance Gas Holding Ltd.(2)	9,963	37,338
BW Energy Ltd.(1)	11,863	34,502
BW LPG Ltd.	17,507	104,685
140

Avantis International Small Cap Value Fund
	Shares	Value
BW Offshore Ltd.	17,932	$73,297
DNO ASA(1)	73,554	69,447
FLEX LNG Ltd.	4,948	42,516
Frontline Ltd.(2)	17,054	115,456
Hafnia Ltd.	19,975	38,684
Hoegh LNG Holdings Ltd.	923	1,905
Hunter Group ASA(1)	64,018	21,577
Kid ASA	1,843	21,852
Klaveness Combination Carriers ASA	899	3,888
Komplett Bank ASA(1)	2,201	2,159
Kongsberg Automotive ASA(1)	19,108	6,968
Magseis Fairfield ASA(1)	47,063	27,687
Norske Skog ASA	6,072	22,582
Norwegian Energy Co. ASA(1)	2,000	31,063
Ocean Yield ASA(2)	11,565	36,829
Odfjell Drilling Ltd.(1)(2)	19,742	49,279
PGS ASA(1)	97,360	63,435
SpareBank 1 BV	1,293	6,315
Sparebanken More	267	9,179
Sparebanken Vest	4,609	40,479
Stolt-Nielsen Ltd.	4,558	60,621
Subsea 7 SA(1)	36,072	376,603
TGS Nopec Geophysical Co. ASA(2)	13,557	214,881
Veidekke ASA	16,233	212,053
Wallenius Wilhelmsen ASA(1)	16,387	45,235
		1,893,090
Portugal — 0.2%
CTT-Correios de Portugal SA(1)	29,094	87,633
Ibersol SGPS SA(1)	101	700
Semapa-Sociedade de Investimento e Gestao	3,958	56,736
Sonae SGPS SA	53,840	44,163
		189,232
Singapore — 1.8%
Accordia Golf Trust	143,500	78,024
BRC Asia Ltd.	5,500	6,511
Centurion Corp. Ltd.	10,500	2,675
China Sunsine Chemical Holdings Ltd.	27,500	10,002
Food Empire Holdings Ltd.	7,400	5,034
Frencken Group Ltd.	99,800	100,383
Fu Yu Corp. Ltd.(1)	20,700	4,412
Golden Agri-Resources Ltd.	2,103,500	301,226
Hong Leong Asia Ltd.	13,400	7,265
Hour Glass Ltd. (The)	10,500	6,932
Hutchison Port Holdings Trust, U Shares	1,935,600	461,939
Japfa Ltd.	126,100	84,824
Lian Beng Group Ltd.(1)	18,700	6,440
OUE Ltd.	37,000	32,147
QAF Ltd.	10,700	7,850
Sembcorp Industries Ltd.	83,600	108,039
Sing Holdings Ltd.	11,800	3,446
Singapore Press Holdings Ltd.	286,800	299,891
141

Avantis International Small Cap Value Fund
	Shares	Value
Sunningdale Tech Ltd.	5,000	$6,141
Ying Li International Real Estate Ltd.(1)	4,700	225
		1,533,406
Spain — 1.9%
Almirall SA(1)	6,745	89,903
Banco de Sabadell SA	244,412	122,344
Bankinter SA(2)	1,355	8,975
Construcciones y Auxiliar de Ferrocarriles SA	2,948	130,513
Deoleo SA(1)	20,503	8,657
Ence Energia y Celulosa SA(1)	22,065	113,136
Ercros SA	2,866	8,342
Gestamp Automocion SA(1)	25,655	139,313
Grenergy Renovables SA(1)	473	19,915
Grupo Catalana Occidente SA	4,221	157,337
Liberbank SA(1)	302,876	94,240
Mediaset Espana Comunicacion SA(1)	18,933	113,521
Melia Hotels International SA(1)	18,859	159,210
Miquel y Costas & Miquel SA	1,397	23,592
Obrascon Huarte Lain SA(1)(2)	26,540	18,755
Pharma Mar SA	1,742	230,292
Prosegur Cia de Seguridad SA	28,778	88,674
Sacyr SA	14	35
Solarpack Corp. Tecnologica SA(1)	1,910	43,893
Tubacex SA(1)(2)	11,177	18,280
Zardoya Otis SA	15,685	101,053
		1,689,980
Sweden — 6.6%
Adapteo Oyj(1)	2,200	24,684
Annehem Fastigheter AB, B Shares(1)	455	1,465
AQ Group AB(1)	739	24,327
Arise AB(1)	2,112	11,780
Avanza Bank Holding AB	1,097	34,370
Bilia AB, A Shares(1)	15,456	206,706
Bonava AB, B Shares(1)	20,091	214,003
Boozt AB(1)	10,821	225,223
Bredband2 i Skandinavien AB	21,892	5,522
Bulten AB(1)	2,640	33,134
Bure Equity AB	10,942	347,233
Catena Media plc(1)	12,784	59,504
Cavotec SA(1)	1,100	2,553
Cibus Nordic Real Estate AB	5,769	110,581
Clas Ohlson AB, B Shares(1)	6,352	57,089
Collector AB(1)(2)	4,995	14,537
Dios Fastigheter AB	17,498	139,992
Elanders AB, B Shares(1)	400	7,943
Electrolux Professional AB, B Shares(1)	36,579	194,522
Eolus Vind AB, B Shares(2)	3,712	84,436
G5 Entertainment AB	723	41,630
Granges AB(1)	26,042	330,904
Haldex AB(1)	691	3,919
Hexatronic Group AB(1)	4,267	52,546
142

Avantis International Small Cap Value Fund
	Shares	Value
Hoist Finance AB(1)(2)	20,790	$100,087
Karo Pharma AB(1)	2,886	17,181
Klovern AB, B Shares	38,990	59,111
Kopparbergs Bryggeri AB, B Shares	1,529	30,431
Kungsleden AB	31,539	323,241
Loomis AB	13,991	365,290
Maha Energy AB(1)	17,201	28,177
Mekonomen AB(1)	9,458	124,882
Modern Times Group MTG AB, B Shares(1)(2)	3,930	57,431
Mycronic AB	5,167	129,513
NCC AB, B Shares	12,002	198,920
Nelly Group AB(1)	3,148	12,358
New Wave Group AB, B Shares(1)	9,652	78,522
Nobia AB(1)	22,383	163,289
Nobina AB(1)	18,777	144,842
Nolato AB, B Shares(1)	1,389	124,112
Nordic Entertainment Group AB, B Shares(1)	2,743	124,672
Note AB(1)	2,410	21,115
Orexo AB(1)(2)	3,770	19,926
Pandox AB(1)	15,506	274,747
Paradox Interactive AB	4,317	89,408
Peab AB, Class B(1)	38,725	458,988
RaySearch Laboratories AB(1)	3,561	39,260
Resurs Holding AB(1)	18,872	104,003
Saab AB, B Shares(1)	2,075	54,888
Scandi Standard AB(1)	7,357	51,664
Semcon AB(1)	398	4,195
SkiStar AB(1)	6,366	95,281
SolTech Energy Sweden AB(1)	18,970	76,155
Stendorren Fastigheter AB(1)	1,094	18,330
Stillfront Group AB(1)	13,620	148,897
Tethys Oil AB	4,907	37,011
TF Bank AB(1)	180	2,413
		5,806,943
Switzerland — 4.8%
ALSO Holding AG(1)	974	263,759
Aluflexpack AG(1)	1,592	63,089
Arbonia AG(1)	13,485	225,936
Autoneum Holding AG(1)	691	124,242
Bell Food Group AG	420	123,612
Bellevue Group AG	642	27,527
Bergbahnen Engelberg-Truebsee-Titlis AG BET	80	4,362
Bobst Group SA	1,424	95,872
Bossard Holding AG, Class A	762	161,139
Bucher Industries AG	1,065	513,832
Burckhardt Compression Holding AG	758	277,458
Burkhalter Holding AG	341	25,056
Calida Holding AG(1)	234	8,799
Conzzeta AG	325	450,837
Feintool International Holding AG(1)	177	11,697
Forbo Holding AG	186	320,764
143

Avantis International Small Cap Value Fund
	Shares	Value
Gurit Holding AG	58	$146,238
Implenia AG	2,355	75,721
Klingelnberg AG(1)	69	1,646
Leonteq AG(1)	1,393	65,454
Liechtensteinische Landesbank AG	189	10,589
MCH Group AG(1)	170	2,530
OC Oerlikon Corp. AG	5,025	54,099
Orior AG	1,263	104,069
Phoenix Mecano AG	43	22,074
Schaffner Holding AG	15	3,627
St Galler Kantonalbank AG	411	191,151
Sulzer AG	3,288	369,656
Swiss Steel Holding AG(1)	42,644	13,254
Swissquote Group Holding SA	932	107,863
Valiant Holding AG(1)	1,824	182,670
Zehnder Group AG	2,376	180,517
		4,229,139
United Kingdom — 16.2%
AG Barr plc(1)	8,644	60,451
Aggreko plc	31,516	351,090
Anglo Asian Mining plc	891	1,834
Anglo Pacific Group plc	10,480	20,094
AO World plc(1)	20,185	79,863
Argentex Group plc	696	1,124
Bank of Georgia Group plc(1)	3,548	49,325
Biffa plc(1)	28,021	99,541
Bodycote plc	19,497	195,290
Brewin Dolphin Holdings plc	25,514	103,976
Britvic plc	24,048	271,190
Burford Capital Ltd.(1)	18,442	157,171
Cairn Energy plc	46,683	123,794
Centamin plc	87,141	122,660
Central Asia Metals plc	16,100	54,044
Circassia Group plc(1)	11,045	3,840
Close Brothers Group plc	15,732	340,614
CMC Markets plc	13,184	74,570
Coats Group plc(1)	125,034	107,873
Computacenter plc	6,869	199,546
ContourGlobal plc	16,408	46,997
Costain Group plc(1)	10,233	8,776
Crest Nicholson Holdings plc(1)	20,057	89,750
Daily Mail & General Trust plc	53	665
De La Rue plc(1)	16,138	38,990
Devro plc	13,264	32,332
DFS Furniture plc(1)	8,140	24,525
Direct Line Insurance Group plc	92,254	411,911
Diversified Gas & Oil plc	63,378	110,353
Drax Group plc	45,819	243,935
Dunelm Group plc(1)	817	14,307
Eckoh plc	2,370	2,080
Electrocomponents plc	29,976	404,985
144

Avantis International Small Cap Value Fund
	Shares	Value
Esken Ltd.(1)	21,063	$9,981
Evraz plc	28,357	225,531
Ferrexpo plc	31,344	146,354
Frasers Group plc(1)	20,854	136,273
Games Workshop Group plc	267	35,542
Georgia Capital plc(1)	3,896	27,432
Go-Ahead Group plc (The)(1)	5,271	85,871
Golar LNG Ltd.(1)	9,624	108,655
Grafton Group plc	4,195	57,603
Greggs plc(1)	7,790	226,396
Gulf Keystone Petroleum Ltd.(1)	11,579	27,408
Gym Group plc (The)(1)	16,696	55,489
Halfords Group plc(1)	21,023	84,783
Hays plc(1)	158,660	336,096
Hikma Pharmaceuticals plc	808	25,129
Hochschild Mining plc	18,689	55,972
Howden Joinery Group plc(1)	6,275	60,716
Hunting plc	8,470	29,741
IG Group Holdings plc	26,642	289,099
Inchcape plc(1)	32,759	323,466
Indivior plc(1)	58,220	103,967
IntegraFin Holdings plc	11,058	76,602
International Personal Finance plc(1)	32,615	36,842
Investec plc	63,009	171,170
IWG plc(1)	43,202	216,024
J Sainsbury plc	172,083	542,194
Jadestone Energy, Inc.(1)	6,211	6,415
Johnson Matthey plc	14,934	635,433
Jubilee Metals Group plc(1)(2)	198,165	44,728
Just Group plc(1)	87,244	109,749
KAZ Minerals plc	13,076	152,039
Keller Group plc	5,823	63,444
Luxfer Holdings plc	2,514	48,168
M&G plc	246,367	631,128
Marks & Spencer Group plc(1)	170,637	337,253
Marston's plc(1)	51,060	68,042
McBride plc(1)	1,428	1,600
Meggitt plc(1)	814	4,778
Mitchells & Butlers plc(1)(2)	15,071	63,660
Motorpoint group plc(1)	61	243
N Brown Group plc(1)(2)	12,509	11,937
Naked Wines plc(1)	5,268	55,176
OSB Group plc(1)	24,245	149,694
Pagegroup plc(1)	32,909	219,088
Pan African Resources plc(2)	75,333	17,886
Paragon Banking Group plc	19,278	120,681
PayPoint plc	3,058	24,852
Petropavlovsk plc(1)(2)	149,839	57,127
Phoenix Group Holdings plc	7,560	74,766
Photo-Me International plc(1)	12,371	8,497
Playtech plc(1)	25,114	165,215
145

Avantis International Small Cap Value Fund
	Shares	Value
Plus500 Ltd.	9,899	$188,493
Premier Oil plc(1)(2)	64,801	25,733
Provident Financial plc(1)	36,764	143,415
PZ Cussons plc	21,860	74,388
Quilter plc	10,561	21,475
Rathbone Brothers plc	2,952	63,402
Reach plc(1)	40,420	133,306
Redde Northgate plc	29,533	113,140
Rhi Magnesita NV	3,175	173,640
Royal Mail plc(1)	93,916	592,169
RSA Insurance Group plc	23,588	221,945
Savills plc(1)	9,326	149,418
Secure Trust Bank plc(1)	121	1,630
Senior plc(1)	47,232	67,286
Serica Energy plc	5,537	9,257
Shanta Gold Ltd.(1)	106,592	19,597
Speedy Hire plc(1)	33,225	29,624
Spire Healthcare Group plc(1)	29,420	60,072
St. James's Place plc	9,449	154,514
SThree plc(1)	11,465	53,350
Superdry plc(1)	8,840	32,761
Synthomer plc	4,935	31,605
Tate & Lyle plc	38,420	389,049
TBC Bank Group plc(1)	4,137	62,549
Ted Baker plc(1)	8,340	13,073
Telit Communications plc(1)	5,190	13,588
TI Fluid Systems plc	324	1,194
TP Icap Group plc(1)	5,259	17,584
Trans-Siberian Gold plc	4,755	6,245
Tremor International Ltd.(1)	946	7,547
Vertu Motors plc(1)	3,181	1,737
Victoria plc(1)	9,131	103,031
Virgin Money UK plc(1)	105,165	269,242
Vp plc	235	2,861
Watkin Jones plc	21,513	60,151
Weir Group plc (The)(1)	4,379	120,763
WM Morrison Supermarkets plc	143,691	341,367
Xaar plc(1)	9,771	17,662
		14,201,294
TOTAL COMMON STOCKS (Cost $71,389,330)		86,422,490
RIGHTS†
Germany†
Ibu-Tec Advanced Materials AG(1)	149	207
United Kingdom†
Mitchells & Butlers plc(1)	5,861	7,675
TOTAL RIGHTS (Cost $—)		7,882
TEMPORARY CASH INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,234,681)	1,234,681	1,234,681
146

Avantis International Small Cap Value Fund
	Shares	Value
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,741,699)	1,741,699	$1,741,699
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $74,365,710)		89,406,752
OTHER ASSETS AND LIABILITIES — (1.9)%		(1,669,685)
TOTAL NET ASSETS — 100.0%		$87,737,067

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	8	March 2021	$879,680	$91,282
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	25.8%
Materials	18.0%
Financials	15.6%
Consumer Discretionary	13.6%
Energy	7.1%
Consumer Staples	4.8%
Information Technology	3.9%
Communication Services	3.8%
Real Estate	2.8%
Health Care	1.8%
Utilities	1.3%
Cash and Equivalents*	1.5%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,945,668. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,191,244, which includes securities collateral of $1,449,545.

See Notes to Financial Statements.

147

FEBRUARY 28, 2021 (UNAUDITED)

Avantis U.S. Equity Fund
	Shares	Value
COMMON STOCKS — 99.2%
Aerospace and Defense — 1.2%
AAR Corp.	296	$11,775
Aerojet Rocketdyne Holdings, Inc.(1)	361	18,508
AeroVironment, Inc.(1)	75	8,256
Astronics Corp.(1)	327	5,167
Axon Enterprise, Inc.(1)	109	18,038
Boeing Co. (The)(1)	465	98,585
BWX Technologies, Inc.	478	27,729
Curtiss-Wright Corp.	281	31,048
Ducommun, Inc.(1)	89	4,842
General Dynamics Corp.	153	25,011
HEICO Corp.	49	6,163
HEICO Corp., Class A	108	12,502
Hexcel Corp.(1)	514	27,633
Howmet Aerospace, Inc.(1)	549	15,432
Huntington Ingalls Industries, Inc.	134	23,572
Kaman Corp.	42	2,044
L3Harris Technologies, Inc.	232	42,203
Lockheed Martin Corp.	321	106,010
Maxar Technologies, Inc.	218	10,431
Mercury Systems, Inc.(1)	91	5,948
Moog, Inc., Class A	161	12,503
Northrop Grumman Corp.	152	44,332
Parsons Corp.(1)	30	1,072
Raytheon Technologies Corp.	3,155	227,128
Spirit AeroSystems Holdings, Inc., Class A	307	13,149
Teledyne Technologies, Inc.(1)	93	34,503
Textron, Inc.	1,327	66,801
TransDigm Group, Inc.(1)	27	15,570
Virgin Galactic Holdings, Inc.(1)	203	7,558
		923,513
Air Freight and Logistics — 0.8%
Air Transport Services Group, Inc.(1)	452	11,996
Atlas Air Worldwide Holdings, Inc.(1)	248	13,672
CH Robinson Worldwide, Inc.	334	30,344
Echo Global Logistics, Inc.(1)	155	4,318
Expeditors International of Washington, Inc.	757	69,523
FedEx Corp.	853	217,088
Forward Air Corp.	154	13,209
Hub Group, Inc., Class A(1)	212	12,207
United Parcel Service, Inc., Class B	1,347	212,597
XPO Logistics, Inc.(1)	91	10,611
		595,565
Airlines — 0.4%
Alaska Air Group, Inc.(1)	288	18,726
Allegiant Travel Co.(1)	50	12,609
American Airlines Group, Inc.(1)(2)	490	10,261
Delta Air Lines, Inc.(1)	1,199	57,480
Hawaiian Holdings, Inc.(1)	262	7,027
148

Avantis U.S. Equity Fund
	Shares	Value
JetBlue Airways Corp.(1)	1,102	$20,310
Mesa Air Group, Inc.(1)	522	6,368
SkyWest, Inc.	345	19,448
Southwest Airlines Co.	1,231	71,558
Spirit Airlines, Inc.(1)	462	16,577
United Airlines Holdings, Inc.(1)	677	35,664
		276,028
Auto Components — 0.8%
Adient plc(1)	136	5,043
American Axle & Manufacturing Holdings, Inc.(1)	1,133	11,069
Aptiv plc(1)	928	139,052
Autoliv, Inc.(1)	506	45,540
BorgWarner, Inc.	1,246	56,070
Cooper Tire & Rubber Co.	450	25,758
Cooper-Standard Holdings, Inc.(1)	132	4,728
Dana, Inc.	1,397	33,263
Dorman Products, Inc.(1)	166	16,552
Fox Factory Holding Corp.(1)	155	19,708
Gentex Corp.	1,329	47,020
Gentherm, Inc.(1)	349	24,706
Goodyear Tire & Rubber Co. (The)(1)	2,046	34,393
LCI Industries	144	20,295
Lear Corp.	351	58,298
Modine Manufacturing Co.(1)	860	11,928
Motorcar Parts of America, Inc.(1)	233	4,958
Patrick Industries, Inc.	186	14,681
Standard Motor Products, Inc.	110	4,621
Stoneridge, Inc.(1)	39	1,196
Tenneco, Inc., Class A(1)	101	1,125
Veoneer, Inc.(1)	342	9,398
Visteon Corp.(1)	270	34,336
XPEL, Inc.(1)	189	9,138
		632,876
Automobiles — 1.2%
Ford Motor Co.(1)	14,754	172,622
General Motors Co.	4,517	231,858
Harley-Davidson, Inc.	1,332	47,513
Tesla, Inc.(1)	672	453,936
Thor Industries, Inc.	149	17,442
Winnebago Industries, Inc.	192	13,363
Workhorse Group, Inc.(1)(2)	232	3,751
		940,485
Banks — 6.1%
1st Source Corp.	134	5,946
Allegiance Bancshares, Inc.	162	6,099
Altabancorp	34	1,170
Amerant Bancorp, Inc.(1)	45	741
Ameris Bancorp	362	17,246
Arrow Financial Corp.	28	892
Associated Banc-Corp.	853	17,188
Atlantic Union Bankshares Corp.	401	14,729
149

Avantis U.S. Equity Fund
	Shares	Value
Banc of California, Inc.	324	$6,013
BancFirst Corp.	154	9,838
Bancorp, Inc. (The)(1)	299	6,061
BancorpSouth Bank	553	16,623
Bank First Corp.(2)	58	4,054
Bank of America Corp.	10,560	366,538
Bank of Hawaii Corp.	239	20,913
Bank of Marin Bancorp	22	814
Bank OZK	529	21,805
BankUnited, Inc.	585	23,511
Banner Corp.	212	10,977
Berkshire Hills Bancorp, Inc.	295	5,947
BOK Financial Corp.	146	12,565
Boston Private Financial Holdings, Inc.	419	5,765
Brookline Bancorp, Inc.	293	4,169
Bryn Mawr Bank Corp.	25	946
Cadence BanCorp	657	13,482
Camden National Corp.	147	5,958
Cathay General Bancorp.	429	16,148
CBTX, Inc.	179	5,221
Central Pacific Financial Corp.	228	5,160
CIT Group, Inc.	529	23,990
Citigroup, Inc.	3,809	250,937
Citizens Financial Group, Inc.	1,737	75,455
City Holding Co.	124	9,326
CNB Financial Corp.	32	743
Columbia Banking System, Inc.	298	13,198
Comerica, Inc.	679	46,240
Commerce Bancshares, Inc.	360	26,651
Community Bank System, Inc.	210	14,950
Community Trust Bancorp, Inc.	148	6,047
ConnectOne Bancorp, Inc.	240	5,575
CrossFirst Bankshares, Inc.(1)	269	3,591
Cullen/Frost Bankers, Inc.	230	24,012
Customers Bancorp, Inc.(1)	332	8,891
CVB Financial Corp.	649	13,895
Dime Community Bancshares, Inc.	61	1,794
Eagle Bancorp, Inc.	251	12,271
East West Bancorp, Inc.	828	59,748
Eastern Bankshares, Inc.(1)	1,052	18,526
Enterprise Financial Services Corp.	123	5,289
F.N.B. Corp.	3,002	35,514
Farmers National Banc Corp.	306	4,235
FB Financial Corp.	208	8,821
Fifth Third Bancorp	2,765	95,918
Financial Institutions, Inc.	31	849
First BanCorp	1,108	11,623
First Bancorp/Southern Pines NC	174	7,007
First Bancshares, Inc. (The)	178	5,708
First Busey Corp.	234	5,356
First Citizens BancShares, Inc., Class A	35	25,826
150

Avantis U.S. Equity Fund
	Shares	Value
First Commonwealth Financial Corp.	427	$5,726
First Financial Bancorp	463	10,385
First Financial Bankshares, Inc.	456	20,365
First Financial Corp.	22	932
First Foundation, Inc.	283	6,467
First Hawaiian, Inc.	654	18,240
First Horizon Corp.	2,406	38,977
First Interstate BancSystem, Inc., Class A	148	6,722
First Merchants Corp.	243	10,218
First Mid Bancshares, Inc.	109	3,967
First Midwest Bancorp, Inc.	530	10,483
First of Long Island Corp. (The)	40	743
First Republic Bank	543	89,459
Flushing Financial Corp.	297	6,163
Fulton Financial Corp.	998	15,419
German American Bancorp, Inc.	143	5,634
Glacier Bancorp, Inc.	424	22,981
Great Southern Bancorp, Inc.	99	5,226
Great Western Bancorp, Inc.	234	6,278
Hancock Whitney Corp.	465	17,554
Hanmi Financial Corp.	324	5,547
Heartland Financial USA, Inc.	212	9,909
Heritage Commerce Corp.	80	761
Heritage Financial Corp.	241	6,239
Hilltop Holdings, Inc.	491	16,223
Home BancShares, Inc.	761	18,599
Hope Bancorp, Inc.	831	10,936
Horizon Bancorp, Inc.	324	5,787
Huntington Bancshares, Inc.	3,976	60,992
Independent Bank Corp. (Massachusetts)	127	10,860
Independent Bank Corp. (Michigan)	245	5,064
Independent Bank Group, Inc.	164	11,429
International Bancshares Corp.	370	16,125
Investors Bancorp, Inc.	1,507	20,103
JPMorgan Chase & Co.	4,843	712,744
KeyCorp	3,770	75,928
Lakeland Bancorp, Inc.	390	6,115
Lakeland Financial Corp.	96	6,619
Live Oak Bancshares, Inc.	170	9,369
M&T Bank Corp.	459	69,281
Mercantile Bank Corp.	28	819
Metropolitan Bank Holding Corp.(1)	100	5,173
Midland States Bancorp, Inc.	233	5,709
MidWestOne Financial Group, Inc.	28	768
National Bank Holdings Corp., Class A	285	11,044
NBT Bancorp, Inc.	258	9,347
Nicolet Bankshares, Inc.(1)	14	1,037
OceanFirst Financial Corp.	261	5,672
OFG Bancorp	347	6,701
Old National Bancorp	834	15,120
Old Second Bancorp, Inc.	75	898
151

Avantis U.S. Equity Fund
	Shares	Value
Origin Bancorp, Inc.	182	$6,235
Pacific Premier Bancorp, Inc.	329	13,259
PacWest Bancorp	641	23,230
Park National Corp.	99	12,276
Peapack-Gladstone Financial Corp.	33	908
People's United Financial, Inc.	1,828	32,794
Peoples Bancorp, Inc.	29	903
Pinnacle Financial Partners, Inc.	335	27,192
PNC Financial Services Group, Inc. (The)	1,009	169,875
Popular, Inc.	471	31,472
Preferred Bank	83	4,810
Prosperity Bancshares, Inc.	323	23,731
QCR Holdings, Inc.	102	4,223
Regions Financial Corp.	3,567	73,587
Renasant Corp.	283	11,116
Republic Bancorp, Inc., Class A	141	5,928
S&T Bancorp, Inc.	104	3,004
Sandy Spring Bancorp, Inc.	278	10,447
Seacoast Banking Corp. of Florida(1)	327	11,756
ServisFirst Bancshares, Inc.	342	16,950
Sierra Bancorp	35	835
Signature Bank	245	53,493
Silvergate Capital Corp., Class A(1)	65	8,291
Simmons First National Corp., Class A	667	19,530
South State Corp.	264	20,819
Southside Bancshares, Inc.	102	3,527
Sterling Bancorp	1,044	22,791
Stock Yards Bancorp, Inc.	142	6,996
SVB Financial Group(1)	250	126,340
Synovus Financial Corp.	847	35,837
TCF Financial Corp.	916	41,055
Texas Capital Bancshares, Inc.(1)	272	20,726
Tompkins Financial Corp.	47	3,635
Towne Bank	397	11,449
TriCo Bancshares	114	4,910
TriState Capital Holdings, Inc.(1)	265	6,082
Triumph Bancorp, Inc.(1)	200	15,340
Truist Financial Corp.	2,801	159,545
Trustmark Corp.	354	10,677
U.S. Bancorp	3,061	153,050
UMB Financial Corp.	224	18,899
Umpqua Holdings Corp.	1,314	22,430
United Bankshares, Inc.	497	18,364
United Community Banks, Inc.	418	13,819
Univest Financial Corp.	237	5,961
Valley National Bancorp	2,136	26,166
Veritex Holdings, Inc.	305	8,869
Washington Trust Bancorp, Inc.	148	7,037
Webster Financial Corp.	520	28,761
Wells Fargo & Co.	7,446	269,322
WesBanco, Inc.	304	9,813
152

Avantis U.S. Equity Fund
	Shares	Value
West BanCorp, Inc.	181	$4,132
Westamerica Bancorporation	71	4,268
Western Alliance Bancorp	582	53,259
Wintrust Financial Corp.	328	24,160
Zions Bancorp N.A.	706	37,538
		4,652,784
Beverages — 0.9%
Boston Beer Co., Inc. (The), Class A(1)	32	32,919
Brown-Forman Corp., Class A	56	3,729
Brown-Forman Corp., Class B	695	49,748
Coca-Cola Co. (The)	4,191	205,317
Coca-Cola Consolidated, Inc.	34	8,726
Constellation Brands, Inc., Class A	59	12,634
Keurig Dr Pepper, Inc.	821	25,057
MGP Ingredients, Inc.	91	5,813
Molson Coors Beverage Co., Class B	744	33,071
Monster Beverage Corp.(1)	875	76,773
National Beverage Corp.(2)	88	4,194
PepsiCo, Inc.	1,794	231,767
		689,748
Biotechnology — 2.6%
AbbVie, Inc.	2,190	235,951
ACADIA Pharmaceuticals, Inc.(1)	198	9,696
Acceleron Pharma, Inc.(1)	63	8,578
Adverum Biotechnologies, Inc.(1)	241	3,092
Agios Pharmaceuticals, Inc.(1)	100	4,744
Akebia Therapeutics, Inc.(1)	228	789
Albireo Pharma, Inc.(1)	120	4,183
Alector, Inc.(1)	64	1,163
Alexion Pharmaceuticals, Inc.(1)	842	128,615
Alkermes plc(1)	424	8,073
Allakos, Inc.(1)	54	6,544
Allogene Therapeutics, Inc.(1)	125	4,339
Alnylam Pharmaceuticals, Inc.(1)	119	17,624
Altimmune, Inc.(1)(2)	125	1,992
Amgen, Inc.	678	152,496
Amicus Therapeutics, Inc.(1)	341	4,187
AnaptysBio, Inc.(1)	151	4,334
Anika Therapeutics, Inc.(1)	17	624
Arcturus Therapeutics Holdings, Inc.(1)	69	3,634
Arcus Biosciences, Inc.(1)	309	10,895
Ardelyx, Inc.(1)	348	2,245
Arena Pharmaceuticals, Inc.(1)	478	38,407
Arrowhead Pharmaceuticals, Inc.(1)	166	13,224
Assembly Biosciences, Inc.(1)	133	676
Atara Biotherapeutics, Inc.(1)	193	3,239
Avid Bioservices, Inc.(1)	621	12,780
Beam Therapeutics, Inc.(1)(2)	102	9,091
Biogen, Inc.(1)	499	136,167
Biohaven Pharmaceutical Holding Co. Ltd.(1)	76	6,458
BioMarin Pharmaceutical, Inc.(1)	235	18,196
153

Avantis U.S. Equity Fund
	Shares	Value
Bluebird Bio, Inc.(1)	123	$3,825
Blueprint Medicines Corp.(1)	346	33,984
Bridgebio Pharma, Inc.(1)	204	14,419
Calithera Biosciences, Inc.(1)	173	505
Catalyst Pharmaceuticals, Inc.(1)	713	2,774
Celldex Therapeutics, Inc.(1)	295	7,989
Coherus Biosciences, Inc.(1)	404	6,561
Constellation Pharmaceuticals, Inc.(1)	110	2,772
CRISPR Therapeutics AG(1)	149	18,728
Deciphera Pharmaceuticals, Inc.(1)	82	3,590
Denali Therapeutics, Inc.(1)	150	10,770
Dicerna Pharmaceuticals, Inc.(1)	686	18,508
Eagle Pharmaceuticals, Inc.(1)	19	845
Editas Medicine, Inc.(1)	33	1,447
Emergent BioSolutions, Inc.(1)	231	22,176
Enanta Pharmaceuticals, Inc.(1)	47	2,318
Exact Sciences Corp.(1)	159	21,643
Exelixis, Inc.(1)	1,031	22,331
Fate Therapeutics, Inc.(1)	134	12,022
FibroGen, Inc.(1)	118	5,904
Five Prime Therapeutics, Inc.(1)	259	5,758
Frequency Therapeutics, Inc.(1)	165	8,120
G1 Therapeutics, Inc.(1)	166	3,669
Generation Bio Co.(1)	153	5,343
Gilead Sciences, Inc.	3,293	202,190
Global Blood Therapeutics, Inc.(1)	101	4,303
Gossamer Bio, Inc.(1)	39	367
Harpoon Therapeutics, Inc.(1)	211	4,070
Heron Therapeutics, Inc.(1)	189	3,417
ImmunoGen, Inc.(1)	508	4,445
Incyte Corp.(1)	227	17,856
Intellia Therapeutics, Inc.(1)	139	8,404
Invitae Corp.(1)(2)	264	10,594
Ionis Pharmaceuticals, Inc.(1)	359	18,812
Iovance Biotherapeutics, Inc.(1)	278	10,369
Ironwood Pharmaceuticals, Inc.(1)	834	7,698
iTeos Therapeutics, Inc.(1)	127	5,281
Keros Therapeutics, Inc.(1)	47	3,077
Krystal Biotech, Inc.(1)	58	4,576
Ligand Pharmaceuticals, Inc.(1)	44	6,522
MacroGenics, Inc.(1)	152	3,801
Madrigal Pharmaceuticals, Inc.(1)	28	3,393
Mirati Therapeutics, Inc.(1)	53	10,649
Moderna, Inc.(1)	603	93,350
Myriad Genetics, Inc.(1)	234	7,135
Natera, Inc.(1)	97	11,261
Neurocrine Biosciences, Inc.(1)	288	31,539
Nkarta, Inc.(1)	93	4,535
Novavax, Inc.(1)	83	19,192
Nurix Therapeutics, Inc.(1)	137	4,879
Ocugen, Inc.(1)(2)	620	6,789
154

Avantis U.S. Equity Fund
	Shares	Value
OPKO Health, Inc.(1)(2)	1,613	$7,258
Passage Bio, Inc.(1)	253	4,559
PDL BioPharma, Inc.(1)	752	1,857
Regeneron Pharmaceuticals, Inc.(1)	184	82,905
REGENXBIO, Inc.(1)	102	4,173
Repare Therapeutics, Inc.(1)(2)	136	4,474
Replimune Group, Inc.(1)	131	4,536
REVOLUTION Medicines, Inc.(1)	96	4,385
Rhythm Pharmaceuticals, Inc.(1)	119	3,084
Sage Therapeutics, Inc.(1)	94	7,990
Sangamo Therapeutics, Inc.(1)	806	9,261
Sarepta Therapeutics, Inc.(1)	74	6,442
Seagen, Inc.(1)	254	38,382
Spectrum Pharmaceuticals, Inc.(1)	83	285
SpringWorks Therapeutics, Inc.(1)	56	4,819
Stoke Therapeutics, Inc.(1)(2)	72	4,312
Sutro Biopharma, Inc.(1)	160	3,552
TCR2 Therapeutics, Inc.(1)	110	2,911
Translate Bio, Inc.(1)	690	16,105
Travere Therapeutics, Inc.(1)	176	5,424
Turning Point Therapeutics, Inc.(1)	69	8,136
Twist Bioscience Corp.(1)	62	8,534
Ultragenyx Pharmaceutical, Inc.(1)	97	13,729
United Therapeutics Corp.(1)	153	25,579
Vanda Pharmaceuticals, Inc.(1)	221	4,122
VBI Vaccines, Inc.(1)	770	2,595
Vertex Pharmaceuticals, Inc.(1)	395	83,957
Viela Bio, Inc.(1)(2)	67	3,564
Viking Therapeutics, Inc.(1)(2)	399	2,689
Vir Biotechnology, Inc.(1)	118	7,390
Voyager Therapeutics, Inc.(1)	243	1,378
Xencor, Inc.(1)	108	5,321
Zymeworks, Inc.(1)	83	3,014
		1,983,263
Building Products — 0.8%
AAON, Inc.	199	15,343
Advanced Drainage Systems, Inc.	249	27,395
Allegion plc	174	18,928
American Woodmark Corp.(1)	7	654
AO Smith Corp.	609	36,156
Apogee Enterprises, Inc.	163	6,096
Armstrong World Industries, Inc.	396	33,890
AZEK Co., Inc. (The)(1)	127	5,602
Builders FirstSource, Inc.(1)	1,190	51,485
Carrier Global Corp.	1,065	38,904
CSW Industrials, Inc.	63	7,911
Fortune Brands Home & Security, Inc.	251	20,868
Gibraltar Industries, Inc.(1)	186	16,247
Griffon Corp.	233	5,732
Insteel Industries, Inc.	69	2,131
JELD-WEN Holding, Inc.(1)	450	13,342
155

Avantis U.S. Equity Fund
	Shares	Value
Johnson Controls International plc	430	$23,990
Lennox International, Inc.	43	12,030
Masco Corp.	218	11,602
Masonite International Corp.(1)	217	23,809
Owens Corning	750	60,765
PGT Innovations, Inc.(1)	395	9,318
Quanex Building Products Corp.	291	7,080
Resideo Technologies, Inc.(1)	227	5,453
Simpson Manufacturing Co., Inc.	239	23,293
Trane Technologies plc	444	68,039
Trex Co., Inc.(1)	606	55,534
UFP Industries, Inc.	379	23,119
		624,716
Capital Markets — 3.9%
Affiliated Managers Group, Inc.	86	12,037
Ameriprise Financial, Inc.	628	138,939
Apollo Global Management, Inc.	155	7,666
Ares Management Corp., Class A	118	6,134
Artisan Partners Asset Management, Inc., Class A	522	24,795
B. Riley Financial, Inc.	194	12,769
Bank of New York Mellon Corp. (The)	2,746	115,771
BGC Partners, Inc., Class A	1,831	8,203
BlackRock, Inc.	228	158,346
Blackstone Group, Inc. (The), Class A	605	41,884
Brightsphere Investment Group, Inc.	354	6,407
Carlyle Group, Inc. (The)	458	15,686
Cboe Global Markets, Inc.	284	28,105
Charles Schwab Corp. (The)	3,494	215,650
CME Group, Inc.	643	128,407
Cohen & Steers, Inc.	175	11,267
Cowen, Inc., Class A	194	6,567
Diamond Hill Investment Group, Inc.	26	3,688
Eaton Vance Corp.	862	62,986
Evercore, Inc., Class A	334	40,003
FactSet Research Systems, Inc.	94	28,568
Federated Hermes, Inc.	638	17,047
Franklin Resources, Inc.	993	25,987
Freedom Holding Corp.(1)	145	7,829
Goldman Sachs Group, Inc. (The)	1,100	351,428
Hamilton Lane, Inc., Class A	177	15,824
Houlihan Lokey, Inc.	83	5,275
Interactive Brokers Group, Inc., Class A	110	7,963
Intercontinental Exchange, Inc.	502	55,376
Invesco Ltd.	2,003	44,907
Janus Henderson Group plc	1,519	44,400
KKR & Co., Inc., Class A	1,133	51,619
Lazard Ltd., Class A	926	35,827
LPL Financial Holdings, Inc.	221	29,070
MarketAxess Holdings, Inc.	62	34,468
Moelis & Co., Class A	316	16,318
Moody's Corp.	261	71,746
156

Avantis U.S. Equity Fund
	Shares	Value
Morgan Stanley	4,518	$347,284
Morningstar, Inc.	48	10,764
MSCI, Inc.	76	31,504
Nasdaq, Inc.	55	7,606
Northern Trust Corp.	818	77,816
Open Lending Corp., Class A(1)	701	26,806
Oppenheimer Holdings, Inc., Class A	123	4,662
Piper Sandler Cos.	134	14,247
Raymond James Financial, Inc.	582	67,943
S&P Global, Inc.	327	107,701
SEI Investments Co.	892	49,952
State Street Corp.	1,031	75,026
Stifel Financial Corp.	643	39,274
StoneX Group, Inc.(1)	103	5,942
T. Rowe Price Group, Inc.	955	154,844
Tradeweb Markets, Inc., Class A	77	5,605
Victory Capital Holdings, Inc., Class A	185	4,394
Virtu Financial, Inc., Class A	754	20,562
Virtus Investment Partners, Inc.	72	18,065
Waddell & Reed Financial, Inc., Class A	375	9,409
WisdomTree Investments, Inc.	863	4,574
		2,972,942
Chemicals — 2.6%
AdvanSix, Inc.(1)	50	1,390
Air Products and Chemicals, Inc.	484	123,720
Albemarle Corp.	582	91,496
American Vanguard Corp.	263	5,134
Amyris, Inc.(1)(2)	307	4,237
Ashland Global Holdings, Inc.	147	12,366
Avient Corp.	608	26,278
Axalta Coating Systems Ltd.(1)	446	12,194
Balchem Corp.	73	8,713
Cabot Corp.	493	24,270
Celanese Corp.	719	99,876
CF Industries Holdings, Inc.	580	26,262
Chase Corp.	49	5,276
Chemours Co. (The)	1,399	32,918
Corteva, Inc.	1,993	89,984
Dow, Inc.	3,108	184,336
DuPont de Nemours, Inc.	1,089	76,578
Eastman Chemical Co.	599	65,447
Ecolab, Inc.	341	71,392
Ferro Corp.(1)	881	13,981
FMC Corp.	792	80,539
GCP Applied Technologies, Inc.(1)	467	11,577
H.B. Fuller Co.	20	1,121
Hawkins, Inc.	100	6,260
Huntsman Corp.	1,053	28,747
Ingevity Corp.(1)	277	19,246
Innospec, Inc.	174	17,478
International Flavors & Fragrances, Inc.	102	13,822
157

Avantis U.S. Equity Fund
	Shares	Value
Koppers Holdings, Inc.(1)	27	$902
Kraton Corp.(1)	308	11,455
Kronos Worldwide, Inc.	305	4,407
Linde plc	674	164,638
Livent Corp.(1)	812	15,119
LyondellBasell Industries NV, Class A	1,423	146,697
Minerals Technologies, Inc.	220	15,671
Mosaic Co. (The)	2,086	61,328
NewMarket Corp.	69	26,150
Olin Corp.	606	18,750
Orion Engineered Carbons SA	761	13,470
PPG Industries, Inc.	443	59,725
Quaker Chemical Corp.	30	8,471
Rayonier Advanced Materials, Inc.(1)	569	5,263
RPM International, Inc.	343	27,317
Scotts Miracle-Gro Co. (The)	227	48,385
Sensient Technologies Corp.	347	27,014
Sherwin-Williams Co. (The)	130	88,444
Stepan Co.	180	21,724
Tredegar Corp.	322	4,907
Trinseo SA	422	27,308
Tronox Holdings plc, Class A	914	16,763
Valvoline, Inc.	253	6,315
Westlake Chemical Corp.	174	14,893
WR Grace & Co.	181	10,726
		2,000,480
Commercial Services and Supplies — 0.7%
ACCO Brands Corp.	111	899
ADT, Inc.	111	845
Brady Corp., Class A	268	14,046
Brink's Co. (The)	178	13,676
Casella Waste Systems, Inc., Class A(1)	178	10,310
Cimpress plc(1)	8	793
Cintas Corp.	137	44,434
Clean Harbors, Inc.(1)	388	33,038
Copart, Inc.(1)	735	80,233
CoreCivic, Inc.	637	4,574
Covanta Holding Corp.	362	5,086
Deluxe Corp.	31	1,225
Ennis, Inc.	205	4,063
Healthcare Services Group, Inc.	635	18,066
Herman Miller, Inc.	216	8,285
HNI Corp.	434	15,446
IAA, Inc.(1)	127	7,446
Interface, Inc.	198	2,459
KAR Auction Services, Inc.	64	890
Kimball International, Inc., Class B	62	802
Knoll, Inc.	284	4,632
MSA Safety, Inc.	145	23,343
Pitney Bowes, Inc.	526	4,460
Republic Services, Inc.	140	12,473
158

Avantis U.S. Equity Fund
	Shares	Value
Rollins, Inc.	418	$13,865
Steelcase, Inc., Class A	621	8,657
Stericycle, Inc.(1)	75	4,865
Team, Inc.(1)	460	5,101
Tetra Tech, Inc.	56	7,749
UniFirst Corp.	96	23,260
US Ecology, Inc.(1)	18	688
VSE Corp.	101	3,894
Waste Connections, Inc.	327	31,945
Waste Management, Inc.	749	83,057
		494,605
Communications Equipment — 0.6%
ADTRAN, Inc.	351	5,911
Arista Networks, Inc.(1)	234	65,482
Cambium Networks Corp.(1)	125	5,286
Ciena Corp.(1)	583	30,415
Cisco Systems, Inc.	3,330	149,417
CommScope Holding Co., Inc.(1)	696	10,155
Comtech Telecommunications Corp.	1	27
Digi International, Inc.(1)	208	4,859
EchoStar Corp., Class A(1)	138	3,133
Extreme Networks, Inc.(1)	634	5,814
F5 Networks, Inc.(1)	137	26,027
Juniper Networks, Inc.	507	11,803
Lumentum Holdings, Inc.(1)	319	28,710
Motorola Solutions, Inc.	132	23,163
NETGEAR, Inc.(1)	199	7,960
NetScout Systems, Inc.(1)	121	3,415
Plantronics, Inc.(1)	112	4,535
Ribbon Communications, Inc.(1)	594	5,132
ViaSat, Inc.(1)	235	12,018
Viavi Solutions, Inc.(1)	785	12,705
		415,967
Construction and Engineering — 0.5%
AECOM(1)	294	17,020
Aegion Corp.(1)	37	956
Ameresco, Inc., Class A(1)	240	13,709
API Group Corp.(1)	552	10,212
Arcosa, Inc.	198	11,233
Argan, Inc.	63	3,151
Comfort Systems USA, Inc.	313	19,387
Construction Partners, Inc., Class A(1)	219	6,338
Dycom Industries, Inc.(1)	316	24,199
EMCOR Group, Inc.	427	41,577
Fluor Corp.(1)	1,268	21,759
Granite Construction, Inc.	195	6,704
Great Lakes Dredge & Dock Corp.(1)	472	7,170
IES Holdings, Inc.(1)	104	4,767
MasTec, Inc.(1)	539	46,758
Matrix Service Co.(1)	1	14
MYR Group, Inc.(1)	159	9,373
159

Avantis U.S. Equity Fund
	Shares	Value
Northwest Pipe Co.(1)	29	$987
Primoris Services Corp.	505	16,902
Quanta Services, Inc.	904	75,800
Sterling Construction Co., Inc.(1)	300	6,834
Tutor Perini Corp.(1)	360	5,292
Valmont Industries, Inc.	117	27,674
WillScot Mobile Mini Holdings Corp.(1)	779	21,602
		399,418
Construction Materials — 0.3%
Eagle Materials, Inc.	340	42,629
Forterra, Inc.(1)	187	4,352
Martin Marietta Materials, Inc.	240	80,849
Summit Materials, Inc., Class A(1)	485	13,439
US Concrete, Inc.(1)	215	11,064
Vulcan Materials Co.	380	63,456
		215,789
Consumer Finance — 1.3%
Ally Financial, Inc.	2,477	102,796
American Express Co.	1,950	263,757
Capital One Financial Corp.	1,276	153,363
Credit Acceptance Corp.(1)(2)	51	18,514
Discover Financial Services	1,362	128,123
Encore Capital Group, Inc.(1)	213	7,119
Enova International, Inc.(1)	369	11,328
FirstCash, Inc.	223	14,120
Green Dot Corp., Class A(1)	417	19,707
LendingClub Corp.(1)	672	7,238
LendingTree, Inc.(1)(2)	12	3,226
Navient Corp.	1,443	17,864
Nelnet, Inc., Class A	88	6,389
OneMain Holdings, Inc.	643	30,163
Oportun Financial Corp.(1)	218	3,558
PRA Group, Inc.(1)	250	9,215
PROG Holdings, Inc.	613	30,650
Regional Management Corp.	159	5,147
Santander Consumer USA Holdings, Inc.	476	11,900
SLM Corp.	3,565	56,291
Synchrony Financial	2,775	107,337
World Acceptance Corp.(1)	33	4,176
		1,011,981
Containers and Packaging — 0.7%
Amcor plc	2,039	22,307
AptarGroup, Inc.	338	43,964
Avery Dennison Corp.	368	64,477
Ball Corp.	492	42,012
Berry Global Group, Inc.(1)	133	7,368
Crown Holdings, Inc.(1)	225	21,501
Graphic Packaging Holding Co.	390	6,189
Greif, Inc., Class A	102	4,927
International Paper Co.	2,439	121,096
Myers Industries, Inc.	444	9,830
160

Avantis U.S. Equity Fund
	Shares	Value
O-I Glass, Inc.(1)	556	$6,494
Packaging Corp. of America	697	92,018
Sealed Air Corp.	551	23,087
Silgan Holdings, Inc.	152	5,709
Sonoco Products Co.	676	40,269
UFP Technologies, Inc.(1)	50	2,476
WestRock Co.	1,105	48,167
		561,891
Distributors — 0.3%
Core-Mark Holding Co., Inc.	379	12,348
Genuine Parts Co.	906	95,447
LKQ Corp.(1)	857	33,757
Pool Corp.	178	59,589
		201,141
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.(1)	150	5,895
American Public Education, Inc.(1)	77	2,267
Bright Horizons Family Solutions, Inc.(1)	43	6,865
Chegg, Inc.(1)	96	9,267
frontdoor, Inc.(1)	115	6,022
Graham Holdings Co., Class B	7	4,206
Grand Canyon Education, Inc.(1)	225	23,555
H&R Block, Inc.	87	1,673
Houghton Mifflin Harcourt Co.(1)	620	3,782
Laureate Education, Inc., Class A(1)	769	10,574
Perdoceo Education Corp.(1)	340	4,376
Service Corp. International	342	16,334
Strategic Education, Inc.	64	5,819
Stride, Inc.(1)	121	2,910
Terminix Global Holdings, Inc.(1)	96	4,321
WW International, Inc.(1)	23	678
		108,544
Diversified Financial Services — 0.7%
Alerus Financial Corp.	142	3,907
Banco Latinoamericano de Comercio Exterior SA, E Shares	47	717
Berkshire Hathaway, Inc., Class B(1)	1,724	414,639
Cannae Holdings, Inc.(1)	312	11,653
Equitable Holdings, Inc.	1,702	50,328
Jefferies Financial Group, Inc.	1,660	48,207
Voya Financial, Inc.	480	28,934
		558,385
Diversified Telecommunication Services — 1.0%
Anterix, Inc.(1)	60	2,534
AT&T, Inc.	8,866	247,273
ATN International, Inc.	49	2,385
Bandwidth, Inc., Class A(1)	39	6,176
Cogent Communications Holdings, Inc.	50	2,992
Consolidated Communications Holdings, Inc.(1)	479	2,520
Globalstar, Inc.(1)	3,865	6,841
IDT Corp., Class B(1)	324	5,816
Iridium Communications, Inc.(1)	771	29,537
161

Avantis U.S. Equity Fund
	Shares	Value
Lumen Technologies, Inc.	1,189	$14,613
ORBCOMM, Inc.(1)	455	3,472
Verizon Communications, Inc.	7,276	402,363
Vonage Holdings Corp.(1)	279	3,688
		730,210
Electric Utilities — 1.3%
ALLETE, Inc.	186	11,556
Alliant Energy Corp.	548	25,296
American Electric Power Co., Inc.	957	71,631
Avangrid, Inc.	94	4,301
Duke Energy Corp.	1,418	121,367
Edison International	1,478	79,797
Entergy Corp.	534	46,357
Evergy, Inc.	420	22,525
Eversource Energy	197	15,658
Exelon Corp.	2,798	108,003
FirstEnergy Corp.	840	27,838
Hawaiian Electric Industries, Inc.	415	14,508
IDACORP, Inc.	132	11,384
MGE Energy, Inc.	62	3,949
NextEra Energy, Inc.	1,570	115,364
NRG Energy, Inc.	746	27,236
OGE Energy Corp.	603	17,650
Otter Tail Corp.	201	8,145
PG&E Corp.(1)	6,195	65,109
Pinnacle West Capital Corp.	209	14,615
PNM Resources, Inc.	273	13,107
Portland General Electric Co.	345	14,545
PPL Corp.	1,349	35,330
Southern Co. (The)	1,414	80,202
Xcel Energy, Inc.	1,097	64,273
		1,019,746
Electrical Equipment — 0.8%
Acuity Brands, Inc.	274	33,784
Allied Motion Technologies, Inc.	69	3,349
AMETEK, Inc.	459	54,148
Array Technologies, Inc.(1)	633	23,472
Atkore, Inc.(1)	469	31,728
AZZ, Inc.	233	11,904
Bloom Energy Corp., Class A(1)	158	4,508
Eaton Corp. plc	664	86,446
Emerson Electric Co.	895	76,881
Encore Wire Corp.	87	5,701
EnerSys	191	17,244
FuelCell Energy, Inc.(1)	189	3,202
Generac Holdings, Inc.(1)	98	32,297
Hubbell, Inc.	79	14,023
nVent Electric plc	520	13,655
Plug Power, Inc.(1)	594	28,738
Regal Beloit Corp.	217	29,657
Rockwell Automation, Inc.	239	58,144
162

Avantis U.S. Equity Fund
	Shares	Value
Sensata Technologies Holding plc(1)	141	$8,078
Sunrun, Inc.(1)	235	14,706
TPI Composites, Inc.(1)	390	18,587
Vertiv Holdings Co.	294	6,153
		576,405
Electronic Equipment, Instruments and Components — 1.5%
Amphenol Corp., Class A	312	39,212
Arrow Electronics, Inc.(1)	435	43,613
Avnet, Inc.	497	18,921
Badger Meter, Inc.	201	21,827
Belden, Inc.	19	840
Benchmark Electronics, Inc.	238	6,759
CDW Corp.	296	46,439
Cognex Corp.	387	31,962
Coherent, Inc.(1)	85	20,565
Corning, Inc.	3,670	140,341
CTS Corp.	199	6,402
Dolby Laboratories, Inc., Class A	230	22,455
ePlus, Inc.(1)	116	10,969
Fabrinet(1)	124	10,953
FARO Technologies, Inc.(1)	88	8,224
Flex Ltd.(1)	2,326	42,310
FLIR Systems, Inc.	442	23,603
II-VI, Inc.(1)	424	35,743
Insight Enterprises, Inc.(1)	343	28,671
IPG Photonics Corp.(1)	104	23,644
Itron, Inc.(1)	11	1,290
Jabil, Inc.	1,074	46,365
Keysight Technologies, Inc.(1)	651	92,129
Kimball Electronics, Inc.(1)	220	5,166
Knowles Corp.(1)	279	5,800
Littelfuse, Inc.	74	19,256
Methode Electronics, Inc.	221	8,604
National Instruments Corp.	320	14,208
nLight, Inc.(1)	132	5,032
Novanta, Inc.(1)	75	9,925
OSI Systems, Inc.(1)	109	10,314
Plexus Corp.(1)	232	19,483
Rogers Corp.(1)	104	18,874
Sanmina Corp.(1)	449	15,993
ScanSource, Inc.(1)	301	8,560
SYNNEX Corp.	368	32,811
TE Connectivity Ltd.	924	120,148
Trimble, Inc.(1)	241	17,868
TTM Technologies, Inc.(1)	367	5,182
Vishay Intertechnology, Inc.	970	23,154
Vontier Corp.(1)	454	14,256
Zebra Technologies Corp., Class A(1)	93	46,447
		1,124,318
Energy Equipment and Services — 0.6%
Archrock, Inc.	1,383	14,259
163

Avantis U.S. Equity Fund
	Shares	Value
Baker Hughes Co.	3,098	$75,839
Bristow Group, Inc.(1)	208	5,537
Cactus, Inc., Class A	266	8,477
ChampionX Corp.(1)	715	15,208
Core Laboratories NV	153	5,438
DMC Global, Inc.	184	11,590
Dril-Quip, Inc.(1)	125	4,245
Exterran Corp.(1)	201	1,099
Halliburton Co.	5,606	122,379
Helix Energy Solutions Group, Inc.(1)	155	760
Helmerich & Payne, Inc.	837	24,047
Liberty Oilfield Services, Inc., Class A	478	5,588
Nabors Industries Ltd.	42	4,662
National Energy Services Reunited Corp.(1)	409	5,419
NexTier Oilfield Solutions, Inc.(1)	1,824	8,482
NOV, Inc.	2,922	44,122
Oceaneering International, Inc.(1)	1,123	13,251
Patterson-UTI Energy, Inc.	2,087	15,444
ProPetro Holding Corp.(1)	579	6,641
Schlumberger NV	1,298	36,227
TechnipFMC plc	3,516	28,902
Transocean Ltd.(1)	3,337	11,579
US Silica Holdings, Inc.	479	6,376
		475,571
Entertainment — 1.2%
Activision Blizzard, Inc.	1,186	113,393
Electronic Arts, Inc.	506	67,789
Eros STX Global Corp.(1)	1,180	2,159
IMAX Corp.(1)	262	5,415
Liberty Media Corp.-Liberty Braves, Class C(1)	183	5,269
Liberty Media Corp.-Liberty Formula One, Class A(1)	123	4,769
Liberty Media Corp.-Liberty Formula One, Class C(1)	494	21,687
Live Nation Entertainment, Inc.(1)	107	9,508
Madison Square Garden Entertainment Corp.(1)	112	12,070
Madison Square Garden Sports Corp.(1)	28	5,386
Netflix, Inc.(1)	465	250,565
Roku, Inc.(1)	98	38,757
Take-Two Interactive Software, Inc.(1)	444	81,900
Walt Disney Co. (The)(1)	1,216	229,873
World Wrestling Entertainment, Inc., Class A	394	19,464
Zynga, Inc., Class A(1)	962	10,726
		878,730
Food and Staples Retailing — 1.6%
Albertsons Cos., Inc., Class A(2)	301	4,867
Andersons, Inc. (The)	298	7,790
BJ's Wholesale Club Holdings, Inc.(1)	289	11,612
Casey's General Stores, Inc.	267	53,923
Chefs' Warehouse, Inc. (The)(1)	158	4,920
Costco Wholesale Corp.	1,159	383,629
Grocery Outlet Holding Corp.(1)	68	2,447
Ingles Markets, Inc., Class A	119	6,183
164

Avantis U.S. Equity Fund
	Shares	Value
Kroger Co. (The)	3,135	$100,978
Natural Grocers by Vitamin Cottage, Inc.	165	2,323
Performance Food Group Co.(1)	1,100	59,664
PriceSmart, Inc.	198	19,097
SpartanNash Co.	383	6,982
Sprouts Farmers Market, Inc.(1)	766	16,170
Sysco Corp.	895	71,269
United Natural Foods, Inc.(1)	510	13,490
US Foods Holding Corp.(1)	249	9,079
Village Super Market, Inc., Class A	118	2,720
Walgreens Boots Alliance, Inc.	1,866	89,438
Walmart, Inc.	2,900	376,768
Weis Markets, Inc.	88	4,704
		1,248,053
Food Products — 1.1%
Archer-Daniels-Midland Co.	1,335	75,534
B&G Foods, Inc.	309	9,372
Beyond Meat, Inc.(1)	36	5,237
Bunge Ltd.	523	40,051
Cal-Maine Foods, Inc.(1)	107	4,077
Calavo Growers, Inc.	64	4,816
Campbell Soup Co.	309	14,053
Conagra Brands, Inc.	317	10,756
Darling Ingredients, Inc.(1)	1,233	77,728
Flowers Foods, Inc.	1,102	23,969
Fresh Del Monte Produce, Inc.	140	3,604
Freshpet, Inc.(1)	76	11,847
General Mills, Inc.	555	30,531
Hain Celestial Group, Inc. (The)(1)	272	11,473
Hershey Co. (The)	345	50,249
Hormel Foods Corp.	509	23,602
Hostess Brands, Inc.(1)	304	4,375
Ingredion, Inc.	347	31,299
J&J Snack Foods Corp.	58	9,208
J.M. Smucker Co. (The)	342	38,304
John B Sanfilippo & Son, Inc.	56	4,842
Kellogg Co.	276	15,928
Kraft Heinz Co. (The)	1,160	42,201
Lamb Weston Holdings, Inc.	633	50,494
Lancaster Colony Corp.	82	14,323
McCormick & Co., Inc.	160	13,485
Mondelez International, Inc., Class A	2,059	109,456
Pilgrim's Pride Corp.(1)	232	5,195
Post Holdings, Inc.(1)	93	8,934
Sanderson Farms, Inc.	76	11,590
Seaboard Corp.	1	3,313
Seneca Foods Corp., Class A(1)	72	3,921
Simply Good Foods Co. (The)(1)	222	6,476
TreeHouse Foods, Inc.(1)	20	1,000
Tyson Foods, Inc., Class A	836	56,572
		827,815
165

Avantis U.S. Equity Fund
	Shares	Value
Gas Utilities — 0.1%
Atmos Energy Corp.	200	$16,922
Chesapeake Utilities Corp.	53	5,604
National Fuel Gas Co.	372	16,904
New Jersey Resources Corp.	365	14,341
Northwest Natural Holding Co.	145	6,958
ONE Gas, Inc.	105	7,032
South Jersey Industries, Inc.	274	6,880
Southwest Gas Holdings, Inc.(1)	144	8,978
UGI Corp.	447	17,125
		100,744
Health Care Equipment and Supplies — 2.5%
Abbott Laboratories	1,599	191,528
ABIOMED, Inc.(1)	99	32,130
Accuray, Inc.(1)	892	4,442
Align Technology, Inc.(1)	192	108,885
AngioDynamics, Inc.(1)	214	4,483
Atrion Corp.	8	4,999
Avanos Medical, Inc.(1)	137	6,299
Baxter International, Inc.	1,296	100,686
Becton Dickinson and Co.	173	41,719
Boston Scientific Corp.(1)	1,461	56,658
Cantel Medical Corp.(1)	91	6,760
Cardiovascular Systems, Inc.(1)	88	3,634
CONMED Corp.	43	5,292
Cooper Cos., Inc. (The)	82	31,663
Danaher Corp.	414	90,943
DENTSPLY SIRONA, Inc.	511	27,119
DexCom, Inc.(1)	64	25,458
Edwards Lifesciences Corp.(1)	1,112	92,407
Envista Holdings Corp.(1)	223	8,594
Glaukos Corp.(1)	94	8,889
Globus Medical, Inc., Class A(1)	243	15,188
Haemonetics Corp.(1)	264	33,396
Hill-Rom Holdings, Inc.	143	15,254
Hologic, Inc.(1)	707	50,968
ICU Medical, Inc.(1)	80	16,600
IDEXX Laboratories, Inc.(1)	270	140,446
Inogen, Inc.(1)	69	3,622
Insulet Corp.(1)	103	26,687
Integer Holdings Corp.(1)	129	11,377
Integra LifeSciences Holdings Corp.(1)	242	16,538
Intuitive Surgical, Inc.(1)	138	101,678
Lantheus Holdings, Inc.(1)	271	5,062
LENSAR, Inc.(1)	57	515
LivaNova plc(1)	65	5,040
Masimo Corp.(1)	104	26,076
Medtronic plc	1,333	155,921
Meridian Bioscience, Inc.(1)	297	6,261
Merit Medical Systems, Inc.(1)	245	13,651
Natus Medical, Inc.(1)	189	4,897
166

Avantis U.S. Equity Fund
	Shares	Value
Nevro Corp.(1)	37	$6,112
Novocure Ltd.(1)	60	8,946
NuVasive, Inc.(1)	102	6,154
OraSure Technologies, Inc.(1)	275	2,915
Orthofix Medical, Inc.(1)	22	1,023
Penumbra, Inc.(1)	37	10,524
Quidel Corp.(1)	69	11,334
ResMed, Inc.	231	44,532
STAAR Surgical Co.(1)	63	6,553
STERIS plc	140	24,472
Stryker Corp.	464	112,608
Tandem Diabetes Care, Inc.(1)	48	4,608
Teleflex, Inc.	33	13,138
TransEnterix, Inc.(1)	792	2,946
Utah Medical Products, Inc.	36	3,038
Varex Imaging Corp.(1)	224	5,136
West Pharmaceutical Services, Inc.	172	48,272
Zimmer Biomet Holdings, Inc.	296	48,266
		1,862,342
Health Care Providers and Services — 2.1%
Acadia Healthcare Co., Inc.(1)	103	5,690
AdaptHealth Corp.(1)	281	8,646
Addus HomeCare Corp.(1)	73	7,853
Amedisys, Inc.(1)	56	14,204
AmerisourceBergen Corp.	222	22,471
AMN Healthcare Services, Inc.(1)	88	6,413
Anthem, Inc.	718	217,690
Brookdale Senior Living, Inc.(1)	1,287	7,490
Cardinal Health, Inc.	817	42,092
Centene Corp.(1)	2,592	151,736
Chemed Corp.	54	24,041
Cigna Corp.	416	87,318
CorVel Corp.(1)	57	5,785
Covetrus, Inc.(1)	193	7,172
CVS Health Corp.	969	66,018
DaVita, Inc.(1)	172	17,566
Encompass Health Corp.	74	5,953
Ensign Group, Inc. (The)	495	40,600
Fulgent Genetics, Inc.(1)(2)	77	7,797
Guardant Health, Inc.(1)	93	13,688
Hanger, Inc.(1)	173	3,802
HCA Healthcare, Inc.	141	24,256
HealthEquity, Inc.(1)	18	1,482
Henry Schein, Inc.(1)	314	19,421
Humana, Inc.	417	158,314
InfuSystem Holdings, Inc.(1)	278	4,743
Laboratory Corp. of America Holdings(1)	144	34,547
LHC Group, Inc.(1)	33	5,996
Magellan Health, Inc.(1)	155	14,465
McKesson Corp.	251	42,549
MEDNAX, Inc.(1)	181	4,422
167

Avantis U.S. Equity Fund
	Shares	Value
ModivCare, Inc.(1)	132	$16,930
Molina Healthcare, Inc.(1)	384	83,236
National HealthCare Corp.	56	3,895
Owens & Minor, Inc.	680	23,127
Patterson Cos., Inc.	511	15,872
Pennant Group, Inc. (The)(1)	123	6,492
Premier, Inc., Class A	525	17,755
Quest Diagnostics, Inc.	54	6,242
R1 RCM, Inc.(1)	479	13,240
Select Medical Holdings Corp.(1)	206	6,520
Tenet Healthcare Corp.(1)	128	6,531
Tivity Health, Inc.(1)	203	4,831
Triple-S Management Corp., Class B(1)	157	3,972
UnitedHealth Group, Inc.	718	238,534
Universal Health Services, Inc., Class B(1)	491	61,537
		1,582,934
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.(1)	78	1,204
Cerner Corp.	1,474	101,912
Change Healthcare, Inc.(1)	1,093	24,997
Evolent Health, Inc., Class A(1)	505	10,176
HealthStream, Inc.(1)	34	792
Inspire Medical Systems, Inc.(1)	42	9,777
NextGen Healthcare, Inc.(1)	281	5,255
Omnicell, Inc.(1)	146	18,527
Teladoc Health, Inc.(1)	121	26,752
Veeva Systems, Inc., Class A(1)	169	47,339
		246,731
Hotels, Restaurants and Leisure — 1.7%
Aramark	74	2,747
BJ's Restaurants, Inc.(1)	123	6,830
Bloomin' Brands, Inc.(1)	404	10,035
Boyd Gaming Corp.(1)	228	13,384
Brinker International, Inc.	23	1,578
Caesars Entertainment, Inc.(1)	510	47,654
Carnival Corp.(1)	1,040	27,820
Cheesecake Factory, Inc. (The)	153	8,407
Chipotle Mexican Grill, Inc.(1)	84	121,128
Choice Hotels International, Inc.	10	1,049
Churchill Downs, Inc.	96	22,140
Chuy's Holdings, Inc.(1)	150	6,150
Cracker Barrel Old Country Store, Inc.	197	30,509
Darden Restaurants, Inc.	879	120,713
Domino's Pizza, Inc.	34	11,781
Extended Stay America, Inc.	1,154	18,568
Fiesta Restaurant Group, Inc.(1)	301	4,593
GAN Ltd.(1)	132	3,371
Golden Entertainment, Inc.(1)	55	1,300
Hilton Grand Vacations, Inc.(1)	244	9,640
Hilton Worldwide Holdings, Inc.(1)	126	15,584
Hyatt Hotels Corp., Class A(1)	74	6,508
168

Avantis U.S. Equity Fund
	Shares	Value
International Game Technology plc	277	$5,066
Jack in the Box, Inc.	49	5,015
Las Vegas Sands Corp.	669	41,879
Marriott International, Inc., Class A(1)	596	88,250
Marriott Vacations Worldwide Corp.(1)	43	7,298
McDonald's Corp.	563	116,057
MGM Resorts International	721	27,247
Monarch Casino & Resort, Inc.(1)	67	4,533
Noodles & Co.(1)	696	6,570
Norwegian Cruise Line Holdings Ltd.(1)	1,105	32,664
Papa John's International, Inc.	62	5,592
Penn National Gaming, Inc.(1)	779	90,193
Planet Fitness, Inc., Class A(1)	105	9,039
Playa Hotels & Resorts NV(1)	945	6,776
Red Robin Gourmet Burgers, Inc.(1)	1	31
Red Rock Resorts, Inc., Class A	429	12,943
Royal Caribbean Cruises Ltd.	447	41,692
Ruth's Hospitality Group, Inc.	332	7,571
Scientific Games Corp., Class A(1)	121	5,666
SeaWorld Entertainment, Inc.(1)	273	13,557
Shake Shack, Inc., Class A(1)	95	11,256
Six Flags Entertainment Corp.	148	6,601
Starbucks Corp.	1,010	109,110
Texas Roadhouse, Inc.	415	37,715
Travel + Leisure Co.	119	7,191
Vail Resorts, Inc.	48	14,841
Wendy's Co. (The)	255	5,210
Wingstop, Inc.	31	4,221
Wyndham Hotels & Resorts, Inc.	18	1,175
Wynn Resorts Ltd.(1)	211	27,795
Yum! Brands, Inc.	226	23,398
		1,267,641
Household Durables — 1.2%
Beazer Homes USA, Inc.(1)	466	8,234
Cavco Industries, Inc.(1)	53	11,178
Century Communities, Inc.(1)	250	13,833
D.R. Horton, Inc.	1,097	84,326
Ethan Allen Interiors, Inc.	236	6,046
Garmin Ltd.	428	53,081
Green Brick Partners, Inc.(1)	236	4,656
Helen of Troy Ltd.(1)	108	23,414
Hooker Furniture Corp.	146	4,936
Installed Building Products, Inc.(1)	71	7,765
iRobot Corp.(1)	55	6,826
KB Home	624	25,197
La-Z-Boy, Inc.	450	19,175
Leggett & Platt, Inc.	287	12,418
Lennar Corp., Class B	63	4,168
Lennar Corp., Class A	882	73,180
LGI Homes, Inc.(1)	118	12,892
Lovesac Co. (The)(1)	124	7,154
169

Avantis U.S. Equity Fund
	Shares	Value
M.D.C. Holdings, Inc.	139	$7,863
M/I Homes, Inc.(1)	207	10,329
Meritage Homes Corp.(1)	281	23,691
Mohawk Industries, Inc.(1)	437	76,471
Newell Brands, Inc.	1,040	24,097
NVR, Inc.(1)	17	76,514
PulteGroup, Inc.	1,602	72,266
Purple Innovation, Inc.(1)	431	15,856
Skyline Champion Corp.(1)	171	7,567
Sonos, Inc.(1)	1,165	45,365
Taylor Morrison Home Corp.(1)	611	16,809
Tempur Sealy International, Inc.	504	16,839
Toll Brothers, Inc.	514	27,458
TopBuild Corp.(1)	38	7,236
Tri Pointe Homes, Inc.(1)	1,034	19,646
Turtle Beach Corp.(1)	208	6,219
Universal Electronics, Inc.(1)	86	5,004
Whirlpool Corp.	393	74,701
		912,410
Household Products — 0.7%
Central Garden & Pet Co., Class A(1)	153	6,351
Church & Dwight Co., Inc.	351	27,641
Clorox Co. (The)	292	52,867
Colgate-Palmolive Co.	1,692	127,239
Energizer Holdings, Inc.	128	5,351
Kimberly-Clark Corp.	464	59,545
Procter & Gamble Co. (The)	1,919	237,054
Reynolds Consumer Products, Inc.	84	2,319
Spectrum Brands Holdings, Inc.	77	5,971
WD-40 Co.	43	13,405
		537,743
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	4,257	113,066
Brookfield Renewable Corp., Class A	231	10,668
Clearway Energy, Inc., Class A	132	3,452
Clearway Energy, Inc., Class C	379	10,407
NextEra Energy Partners LP	307	22,300
Ormat Technologies, Inc.	201	17,220
Sunnova Energy International, Inc.(1)	262	11,748
Vistra Corp.	3,358	57,925
		246,786
Industrial Conglomerates — 0.7%
3M Co.	756	132,345
Carlisle Cos., Inc.	236	34,279
General Electric Co.	10,724	134,479
Honeywell International, Inc.	800	161,880
Raven Industries, Inc.	212	8,311
Roper Technologies, Inc.	55	20,769
		492,063
170

Avantis U.S. Equity Fund
	Shares	Value
Insurance — 3.2%
Aflac, Inc.	2,209	$105,789
Alleghany Corp.	48	31,029
Allstate Corp. (The)	1,345	143,377
Ambac Financial Group, Inc.(1)	53	898
American Equity Investment Life Holding Co.	684	18,899
American Financial Group, Inc.	418	44,601
American International Group, Inc.	2,956	129,916
American National Group, Inc.	42	3,781
AMERISAFE, Inc.	104	6,086
Aon plc, Class A	355	80,837
Arch Capital Group Ltd.(1)	1,329	47,605
Argo Group International Holdings Ltd.	156	7,209
Arthur J. Gallagher & Co.	148	17,730
Assurant, Inc.	213	26,246
Assured Guaranty Ltd.	455	20,120
Athene Holding Ltd., Class A(1)	496	22,613
Axis Capital Holdings Ltd.	302	15,260
Brighthouse Financial, Inc.(1)	476	18,988
Brown & Brown, Inc.	211	9,685
Chubb Ltd.	716	116,407
Cincinnati Financial Corp.	476	46,586
CNA Financial Corp.	141	5,998
CNO Financial Group, Inc.	927	22,304
Employers Holdings, Inc.	102	3,396
Enstar Group Ltd.(1)	55	11,692
Erie Indemnity Co., Class A	109	26,389
Everest Re Group Ltd.	115	27,808
FBL Financial Group, Inc., Class A	74	4,221
Fidelity National Financial, Inc.	1,828	69,976
First American Financial Corp.	471	24,746
Genworth Financial, Inc., Class A(1)	2,939	9,170
Globe Life, Inc.	475	44,365
Goosehead Insurance, Inc., Class A	43	5,570
Hanover Insurance Group, Inc. (The)	169	19,494
Hartford Financial Services Group, Inc. (The)	2,084	105,638
HCI Group, Inc.	51	2,951
Horace Mann Educators Corp.	149	5,742
James River Group Holdings Ltd.	157	7,208
Kemper Corp.	210	15,880
Kinsale Capital Group, Inc.	61	10,740
Lemonade, Inc.(1)(2)	106	13,334
Lincoln National Corp.	742	42,198
Loews Corp.	784	37,483
Markel Corp.(1)	23	25,042
Marsh & McLennan Cos., Inc.	334	38,483
MBIA, Inc.(1)	105	767
Mercury General Corp.	207	12,089
MetLife, Inc.	1,651	95,098
National Western Life Group, Inc., Class A	6	1,253
Old Republic International Corp.	1,406	27,178
171

Avantis U.S. Equity Fund
	Shares	Value
Palomar Holdings, Inc.(1)	19	$1,617
Primerica, Inc.	239	33,754
Principal Financial Group, Inc.	982	55,562
ProAssurance Corp.	237	5,866
Progressive Corp. (The)	2,248	193,216
Prudential Financial, Inc.	1,225	106,232
Reinsurance Group of America, Inc.	284	34,713
RenaissanceRe Holdings Ltd.	134	22,375
RLI Corp.	126	13,147
Safety Insurance Group, Inc.	116	9,173
Selective Insurance Group, Inc.	280	18,992
SelectQuote, Inc.(1)	403	12,291
Stewart Information Services Corp.	183	8,638
Third Point Reinsurance Ltd.(1)	421	4,298
Travelers Cos., Inc. (The)	1,123	163,396
Trupanion, Inc.(1)	42	4,064
United Fire Group, Inc.	16	471
Unum Group	1,141	30,214
Watford Holdings Ltd.(1)	197	6,822
White Mountains Insurance Group Ltd.	13	15,536
Willis Towers Watson plc	81	17,872
WR Berkley Corp.	381	26,415
		2,414,539
Interactive Media and Services — 3.7%
Alphabet, Inc., Class A(1)	428	865,377
Alphabet, Inc., Class C(1)	407	829,002
ANGI Homeservices, Inc., Class A(1)	184	2,750
Cargurus, Inc.(1)	354	9,186
Cars.com, Inc.(1)	79	922
Eventbrite, Inc., Class A(1)	221	4,391
Facebook, Inc., Class A(1)	2,638	679,602
IAC/InterActiveCorp(1)	271	66,349
Match Group, Inc.(1)	236	36,073
Pinterest, Inc., Class A(1)	601	48,429
Snap, Inc., Class A(1)	1,063	69,797
TripAdvisor, Inc.(1)	227	11,264
Twitter, Inc.(1)	1,354	104,339
Yelp, Inc.(1)	295	11,124
Zillow Group, Inc., Class A(1)	82	13,925
Zillow Group, Inc., Class C(1)	231	37,267
		2,789,797
Internet and Direct Marketing Retail — 3.2%
1-800-Flowers.com, Inc., Class A(1)	194	5,486
Amazon.com, Inc.(1)	633	1,957,825
Booking Holdings, Inc.(1)	63	146,696
eBay, Inc.	1,151	64,940
Etsy, Inc.(1)	392	86,346
Expedia Group, Inc.	77	12,397
Grubhub, Inc.(1)	158	10,123
Lands' End, Inc.(1)	165	5,452
Liquidity Services, Inc.(1)	237	3,700
172

Avantis U.S. Equity Fund
	Shares	Value
Magnite, Inc.(1)	291	$14,221
MercadoLibre, Inc.(1)	40	65,524
PetMed Express, Inc.	134	4,651
Quotient Technology, Inc.(1)	315	4,227
Qurate Retail, Inc., Series A	824	10,234
Revolve Group, Inc.(1)	188	8,667
Shutterstock, Inc.	118	10,411
Stamps.com, Inc.(1)	41	7,459
Stitch Fix, Inc., Class A(1)	127	9,691
Wayfair, Inc., Class A(1)	60	17,339
		2,445,389
IT Services — 4.2%
Accenture plc, Class A	1,555	390,149
Akamai Technologies, Inc.(1)	359	33,925
Alliance Data Systems Corp.	485	46,802
Amdocs Ltd.	420	31,840
Automatic Data Processing, Inc.	882	153,486
Black Knight, Inc.(1)	116	8,896
BM Technologies, Inc.(1)	51	643
Broadridge Financial Solutions, Inc.	255	36,335
Cardtronics plc, Class A(1)	24	925
Cass Information Systems, Inc.	18	775
Cognizant Technology Solutions Corp., Class A	1,766	129,766
Concentrix Corp.(1)	264	32,607
CSG Systems International, Inc.	193	8,907
DXC Technology Co.	2,183	55,055
EPAM Systems, Inc.(1)	130	48,569
Euronet Worldwide, Inc.(1)	131	19,691
EVERTEC, Inc.	149	5,796
ExlService Holdings, Inc.(1)	139	11,762
Fastly, Inc., Class A(1)(2)	96	7,064
Fidelity National Information Services, Inc.	270	37,260
Fiserv, Inc.(1)	365	42,110
FleetCor Technologies, Inc.(1)	124	34,386
Gartner, Inc.(1)	205	36,703
Genpact Ltd.	276	11,161
Global Payments, Inc.	316	62,565
GoDaddy, Inc., Class A(1)	238	19,307
International Business Machines Corp.	927	110,248
International Money Express, Inc.(1)	272	4,007
Jack Henry & Associates, Inc.	200	29,688
LiveRamp Holdings, Inc.(1)	174	10,990
Mastercard, Inc., Class A	1,103	390,296
MAXIMUS, Inc.	195	15,850
MongoDB, Inc.(1)	31	11,964
NIC, Inc.	474	16,452
Okta, Inc.(1)	76	19,870
Paychex, Inc.	713	64,933
PayPal Holdings, Inc.(1)	2,420	628,837
Perficient, Inc.(1)	80	4,455
Perspecta, Inc.	258	7,534
173

Avantis U.S. Equity Fund
	Shares	Value
Shift4 Payments, Inc., Class A(1)	62	$4,743
Snowflake, Inc., Class A(1)	44	11,420
Square, Inc., Class A(1)	285	65,559
Switch, Inc., Class A	328	5,687
Sykes Enterprises, Inc.(1)	284	11,604
TTEC Holdings, Inc.	119	10,013
Tucows, Inc., Class A(1)	51	4,030
Twilio, Inc., Class A(1)	162	63,647
Unisys Corp.(1)	191	4,689
VeriSign, Inc.(1)	88	17,075
Visa, Inc., Class A	1,772	376,355
Western Union Co. (The)	989	22,965
WEX, Inc.(1)	80	16,668
		3,196,064
Leisure Products — 0.5%
Acushnet Holdings Corp.	260	10,977
American Outdoor Brands, Inc.(1)	63	1,261
Brunswick Corp.	603	53,287
Callaway Golf Co.	384	10,733
Hasbro, Inc.	107	10,027
Johnson Outdoors, Inc., Class A	43	5,189
Malibu Boats, Inc., Class A(1)	168	12,523
MasterCraft Boat Holdings, Inc.(1)	188	4,818
Mattel, Inc.(1)	1,132	22,866
Nautilus, Inc.(1)	316	5,818
Peloton Interactive, Inc., Class A(1)	878	105,773
Polaris, Inc.	358	42,158
Smith & Wesson Brands, Inc.	568	9,775
Sturm Ruger & Co., Inc.	94	6,411
Vista Outdoor, Inc.(1)	620	19,598
YETI Holdings, Inc.(1)	534	36,723
		357,937
Life Sciences Tools and Services — 0.9%
10X Genomics, Inc., Class A(1)	52	9,255
Adaptive Biotechnologies Corp.(1)	381	21,553
Agilent Technologies, Inc.	328	40,039
Avantor, Inc.(1)	871	24,275
Berkeley Lights, Inc.(1)	64	3,966
Bio-Rad Laboratories, Inc., Class A(1)	46	26,887
Bio-Techne Corp.	68	24,595
Bruker Corp.	474	28,904
Charles River Laboratories International, Inc.(1)	76	21,747
Codexis, Inc.(1)	180	3,980
Fluidigm Corp.(1)	380	1,748
Illumina, Inc.(1)	244	107,216
IQVIA Holdings, Inc.(1)	171	32,967
Luminex Corp.	105	3,415
Medpace Holdings, Inc.(1)	47	7,634
Mettler-Toledo International, Inc.(1)	78	87,052
NeoGenomics, Inc.(1)	104	5,301
PerkinElmer, Inc.	122	15,383
174

Avantis U.S. Equity Fund
	Shares	Value
PRA Health Sciences, Inc.(1)	50	$7,370
Repligen Corp.(1)	77	16,354
Syneos Health, Inc.(1)	19	1,470
Thermo Fisher Scientific, Inc.	345	155,277
Waters Corp.(1)	45	12,325
		658,713
Machinery — 3.2%
AGCO Corp.	521	67,459
Alamo Group, Inc.	71	10,837
Albany International Corp., Class A	291	23,004
Allison Transmission Holdings, Inc.	367	13,917
Altra Industrial Motion Corp.	163	9,441
Astec Industries, Inc.	125	8,490
Barnes Group, Inc.	262	13,716
Caterpillar, Inc.	1,743	376,279
Chart Industries, Inc.(1)	132	18,888
CIRCOR International, Inc.(1)	209	7,442
Columbus McKinnon Corp.	233	11,729
Commercial Vehicle Group, Inc.(1)	534	4,907
Crane Co.	19	1,593
Cummins, Inc.	624	157,997
Deere & Co.	1,048	365,878
Donaldson Co., Inc.	815	48,012
Douglas Dynamics, Inc.	207	9,973
Dover Corp.	136	16,763
Energy Recovery, Inc.(1)	341	6,002
Enerpac Tool Group Corp.	189	4,668
EnPro Industries, Inc.	166	13,336
ESCO Technologies, Inc.	117	12,363
Evoqua Water Technologies Corp.(1)	222	5,450
Federal Signal Corp.	304	11,069
Flowserve Corp.	628	23,236
Fortive Corp.	167	10,992
Franklin Electric Co., Inc.	293	21,993
Gorman-Rupp Co. (The)	133	4,255
Graco, Inc.	789	54,717
Greenbrier Cos., Inc. (The)	292	13,739
Helios Technologies, Inc.	112	7,325
Hillenbrand, Inc.	142	6,597
Hyster-Yale Materials Handling, Inc.	83	7,101
IDEX Corp.	137	26,738
Illinois Tool Works, Inc.	514	103,921
Ingersoll Rand, Inc.(1)	662	30,677
ITT, Inc.	507	42,071
John Bean Technologies Corp.	92	13,576
Kadant, Inc.	50	8,700
Kennametal, Inc.	521	19,465
Lincoln Electric Holdings, Inc.	418	49,370
Lindsay Corp.	66	10,576
Lydall, Inc.(1)	301	10,484
Manitowoc Co., Inc. (The)(1)	304	4,952
175

Avantis U.S. Equity Fund
	Shares	Value
Meritor, Inc.(1)	244	$7,410
Middleby Corp. (The)(1)	60	8,785
Miller Industries, Inc.	151	5,960
Mueller Industries, Inc.	487	19,792
Mueller Water Products, Inc., Class A	1,488	19,180
Navistar International Corp.(1)	91	4,009
Nikola Corp.(1)(2)	218	3,946
Nordson Corp.	58	11,160
Oshkosh Corp.	486	51,516
Otis Worldwide Corp.	758	48,292
PACCAR, Inc.	1,064	96,813
Parker-Hannifin Corp.	99	28,409
Pentair plc	229	12,808
Proto Labs, Inc.(1)	71	10,343
RBC Bearings, Inc.(1)	99	19,707
Rexnord Corp.	160	7,192
Shyft Group, Inc. (The)	429	14,110
Snap-on, Inc.	329	66,823
SPX Corp.(1)	112	6,226
SPX FLOW, Inc.(1)	243	14,959
Standex International Corp.	69	6,766
Stanley Black & Decker, Inc.	102	17,834
Tennant Co.	106	8,077
Terex Corp.	673	27,714
Timken Co. (The)	504	39,488
Titan International, Inc.	669	5,533
Toro Co. (The)	686	69,128
TriMas Corp.(1)	434	14,578
Trinity Industries, Inc.	739	23,722
Wabash National Corp.	397	6,582
Watts Water Technologies, Inc., Class A	103	11,751
Welbilt, Inc.(1)	90	1,438
Westinghouse Air Brake Technologies Corp.	369	26,727
Woodward, Inc.	308	35,180
Xylem, Inc.	219	21,804
		2,463,460
Marine — 0.1%
Costamare, Inc.	645	6,224
Kirby Corp.(1)	260	16,266
Matson, Inc.	427	29,578
SEACOR Holdings, Inc.(1)	24	1,020
		53,088
Media — 1.2%
Altice USA, Inc., Class A(1)	842	28,300
AMC Networks, Inc., Class A(1)	325	21,317
Cable One, Inc.	26	49,786
Charter Communications, Inc., Class A(1)	104	63,796
Comcast Corp., Class A	6,828	359,972
Discovery, Inc., Class A(1)(2)	173	9,174
Discovery, Inc., Class C(1)	342	15,390
DISH Network Corp., Class A(1)	830	26,153
176

Avantis U.S. Equity Fund
	Shares	Value
Entercom Communications Corp., Class A	1,031	$4,609
Fox Corp., Class A	1,863	62,057
Fox Corp., Class B	872	27,843
Gray Television, Inc.(1)	840	15,246
Interpublic Group of Cos., Inc. (The)	538	14,053
John Wiley & Sons, Inc., Class A	69	3,635
Liberty Broadband Corp., Class A(1)	32	4,652
Liberty Broadband Corp., Class C(1)	365	54,571
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	143	6,309
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	20	888
Meredith Corp.(1)	209	5,179
New York Times Co. (The), Class A	736	37,661
News Corp., Class A	1,503	35,245
News Corp., Class B	398	9,122
Nexstar Media Group, Inc., Class A	104	14,305
Omnicom Group, Inc.	421	28,935
Scholastic Corp.	27	778
Sirius XM Holdings, Inc.(2)	772	4,516
TechTarget, Inc.(1)	102	8,530
TEGNA, Inc.	52	948
ViacomCBS, Inc., Class B	458	29,536
		942,506
Metals and Mining — 1.0%
Alcoa Corp.(1)	1,775	43,576
Allegheny Technologies, Inc.(1)	1,330	26,148
Alpha Metallurgical Resources, Inc.(1)	332	4,980
Arconic Corp.(1)	564	12,363
Carpenter Technology Corp.	467	18,988
Century Aluminum Co.(1)	451	6,192
Cleveland-Cliffs, Inc.	2,702	36,045
Coeur Mining, Inc.(1)	1,527	13,758
Commercial Metals Co.	772	19,416
Compass Minerals International, Inc.	174	10,978
Freeport-McMoRan, Inc.(1)	4,514	153,070
Hecla Mining Co.	1,911	12,479
Kaiser Aluminum Corp.	165	18,827
Materion Corp.	76	5,204
Newmont Corp.	1,471	79,993
Nucor Corp.	1,765	105,582
Reliance Steel & Aluminum Co.	439	58,036
Royal Gold, Inc.	172	17,838
Schnitzer Steel Industries, Inc., Class A	245	8,462
Steel Dynamics, Inc.	1,496	62,204
SunCoke Energy, Inc.	953	6,090
United States Steel Corp.	1,247	20,713
Warrior Met Coal, Inc.	343	6,575
Worthington Industries, Inc.	178	11,372
		758,889
Multi-Utilities — 0.6%
Ameren Corp.	730	51,297
Avista Corp.	383	15,400
177

Avantis U.S. Equity Fund
	Shares	Value
Black Hills Corp.	62	$3,668
CenterPoint Energy, Inc.	932	18,118
CMS Energy Corp.	695	37,607
Consolidated Edison, Inc.	569	37,355
Dominion Energy, Inc.	598	40,855
DTE Energy Co.	449	52,856
MDU Resources Group, Inc.	857	24,082
NiSource, Inc.	397	8,575
NorthWestern Corp.	222	12,983
Public Service Enterprise Group, Inc.	1,324	71,271
Sempra Energy	330	38,273
Unitil Corp.	117	4,895
WEC Energy Group, Inc.	165	13,306
		430,541
Multiline Retail — 1.0%
Big Lots, Inc.	345	21,921
Dillard's, Inc., Class A	63	5,021
Dollar General Corp.	807	152,515
Dollar Tree, Inc.(1)	1,208	118,626
Kohl's Corp.	1,406	77,681
Macy's, Inc.	3,108	47,273
Ollie's Bargain Outlet Holdings, Inc.(1)	135	11,162
Target Corp.	1,881	345,051
		779,250
Oil, Gas and Consumable Fuels — 3.5%
Alto Ingredients, Inc.(1)(2)	755	4,892
Antero Midstream Corp.	1,690	14,906
Antero Resources Corp.(1)	2,322	20,898
APA Corp.	1,396	27,543
Arch Resources, Inc.	99	4,744
Berry Corp.	97	481
Bonanza Creek Energy, Inc.(1)	162	5,173
Brigham Minerals, Inc., Class A	234	3,349
Cabot Oil & Gas Corp.	2,106	38,982
Callon Petroleum Co.(1)	294	7,518
Centennial Resource Development, Inc., Class A(1)	1,493	5,912
Cheniere Energy, Inc.(1)	748	50,408
Chevron Corp.	3,068	306,800
Cimarex Energy Co.	943	54,685
Clean Energy Fuels Corp.(1)	669	8,724
CNX Resources Corp.(1)	1,161	14,640
Comstock Resources, Inc.(1)	789	4,505
ConocoPhillips	3,739	194,465
Continental Resources, Inc.(1)	137	3,313
CVR Energy, Inc.	183	4,041
Delek US Holdings, Inc.	251	6,165
Devon Energy Corp.	3,395	73,128
DHT Holdings, Inc.	1,198	6,685
Diamondback Energy, Inc.	1,062	73,575
Dorian LPG Ltd.(1)	70	871
EnLink Midstream LLC(1)	2,382	9,171
178

Avantis U.S. Equity Fund
	Shares	Value
EOG Resources, Inc.	2,621	$169,212
EQT Corp.	2,009	35,740
Equitrans Midstream Corp.	2,016	14,576
Exxon Mobil Corp.	5,415	294,414
Gevo, Inc.(1)	907	8,807
Green Plains, Inc.(1)	419	10,609
Hess Corp.	1,065	69,789
HollyFrontier Corp.	587	22,236
International Seaways, Inc.	38	659
Kinder Morgan, Inc.	2,070	30,429
Kosmos Energy Ltd.	1,412	4,349
Laredo Petroleum, Inc.(1)	149	4,856
Magnolia Oil & Gas Corp., Class A(1)	271	3,268
Marathon Oil Corp.	5,210	57,831
Marathon Petroleum Corp.	1,908	104,215
Matador Resources Co.(1)	1,173	24,504
Murphy Oil Corp.	500	8,165
Nordic American Tankers Ltd.	931	2,765
Occidental Petroleum Corp.	5,195	138,239
ONEOK, Inc.	1,994	88,314
Ovintiv, Inc.	2,368	54,630
Par Pacific Holdings, Inc.(1)	356	6,291
PBF Energy, Inc., Class A(1)	517	7,341
PDC Energy, Inc.(1)	860	30,057
Phillips 66	997	82,801
Pioneer Natural Resources Co.	637	94,639
QEP Resources, Inc.	1,460	5,022
Range Resources Corp.(1)	2,015	19,425
Renewable Energy Group, Inc.(1)	391	30,408
Scorpio Tankers, Inc.(2)	359	5,299
SFL Corp. Ltd.	382	2,880
SM Energy Co.	1,043	14,456
Southwestern Energy Co.(1)	4,270	17,293
Talos Energy, Inc.(1)	2	21
Targa Resources Corp.	1,825	56,447
Teekay Tankers Ltd., Class A(1)	2	25
Tellurian, Inc.(1)	1,061	3,278
Valero Energy Corp.	1,222	94,070
Viper Energy Partners LP	290	4,547
Williams Cos., Inc. (The)	3,757	85,810
World Fuel Services Corp.	475	14,763
		2,668,054
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	102	3,571
Domtar Corp.	473	17,525
Glatfelter Corp.	366	5,874
Louisiana-Pacific Corp.	877	41,754
Mercer International, Inc.	376	5,779
Neenah, Inc.	151	8,353
Schweitzer-Mauduit International, Inc.	238	11,115
179

Avantis U.S. Equity Fund
	Shares	Value
Verso Corp., Class A	280	$3,500
		97,471
Personal Products — 0.3%
BellRing Brands, Inc., Class A(1)	86	1,954
Coty, Inc., Class A(1)	226	1,733
Edgewell Personal Care Co.	298	9,116
elf Beauty, Inc.(1)	178	4,566
Estee Lauder Cos., Inc. (The), Class A	441	126,064
Herbalife Nutrition Ltd.(1)	154	6,927
Inter Parfums, Inc.	79	5,781
Medifast, Inc.	115	29,094
Nu Skin Enterprises, Inc., Class A	401	20,523
USANA Health Sciences, Inc.(1)	104	10,094
		215,852
Pharmaceuticals — 2.8%
Aclaris Therapeutics, Inc.(1)	217	4,835
Amneal Pharmaceuticals, Inc.(1)	658	3,547
Amphastar Pharmaceuticals, Inc.(1)	157	2,752
Bristol-Myers Squibb Co.	4,885	299,597
Catalent, Inc.(1)	140	15,919
Collegium Pharmaceutical, Inc.(1)	225	5,308
Corcept Therapeutics, Inc.(1)	1,017	25,578
Elanco Animal Health, Inc.(1)	826	27,142
Eli Lilly and Co.	1,275	261,235
Endo International plc(1)	569	4,512
Horizon Therapeutics plc(1)	508	46,182
Innoviva, Inc.(1)	449	5,132
Intra-Cellular Therapies, Inc.(1)	204	7,228
Jazz Pharmaceuticals plc(1)	284	47,723
Johnson & Johnson	4,325	685,340
Lannett Co., Inc.(1)	110	667
Merck & Co., Inc.	3,985	289,391
Nektar Therapeutics(1)	498	11,300
Perrigo Co. plc	312	12,592
Pfizer, Inc.	3,051	102,178
Phibro Animal Health Corp., Class A	137	2,955
Pliant Therapeutics, Inc.(1)	173	5,725
Prestige Consumer Healthcare, Inc.(1)	211	8,801
Reata Pharmaceuticals, Inc., Class A(1)	1	122
Revance Therapeutics, Inc.(1)	61	1,602
Royalty Pharma plc, Class A	688	32,040
Supernus Pharmaceuticals, Inc.(1)	492	13,220
Theravance Biopharma, Inc.(1)	88	1,458
Viatris, Inc.(1)	2,171	32,239
Zoetis, Inc.	776	120,466
Zogenix, Inc.(1)	21	445
Zomedica Corp.(1)(2)	5,705	10,668
		2,087,899
Professional Services — 0.7%
ASGN, Inc.(1)	52	4,834
Barrett Business Services, Inc.	11	783
180

Avantis U.S. Equity Fund
	Shares	Value
Booz Allen Hamilton Holding Corp.	372	$28,696
CACI International, Inc., Class A(1)	15	3,320
CBIZ, Inc.(1)	150	4,523
CoreLogic, Inc.	115	9,736
CoStar Group, Inc.(1)	47	38,717
CRA International, Inc.	104	5,738
Equifax, Inc.	218	35,290
Exponent, Inc.	230	22,188
Franklin Covey Co.(1)	178	4,576
FTI Consulting, Inc.(1)	60	6,873
Heidrick & Struggles International, Inc.	136	4,881
ICF International, Inc.	43	3,588
IHS Markit Ltd.	195	17,581
Insperity, Inc.	228	20,224
Jacobs Engineering Group, Inc.	84	9,667
KBR, Inc.	416	12,896
Kelly Services, Inc., Class A(1)	331	6,891
Kforce, Inc.	238	12,221
Korn Ferry	495	30,467
Leidos Holdings, Inc.	119	10,526
ManpowerGroup, Inc.	462	43,631
ManTech International Corp., Class A	101	7,894
Nielsen Holdings plc	284	6,364
Robert Half International, Inc.	782	60,832
Science Applications International Corp.	73	6,287
TransUnion	179	15,074
TriNet Group, Inc.(1)	277	22,235
TrueBlue, Inc.(1)	372	7,749
Upwork, Inc.(1)	127	6,843
Verisk Analytics, Inc.	222	36,375
		507,500
Real Estate Management and Development — 0.4%
CBRE Group, Inc., Class A(1)	1,436	108,806
Cushman & Wakefield plc(1)	257	3,978
eXp World Holdings, Inc.(1)	176	10,629
FRP Holdings, Inc.(1)	20	903
Howard Hughes Corp. (The)(1)	143	13,566
Jones Lang LaSalle, Inc.(1)	321	55,847
Kennedy-Wilson Holdings, Inc.	473	8,873
Marcus & Millichap, Inc.(1)	133	5,037
Newmark Group, Inc., Class A	883	8,848
RE/MAX Holdings, Inc., Class A	151	6,300
Realogy Holdings Corp.(1)	297	4,479
Redfin Corp.(1)	809	61,274
St. Joe Co. (The)	156	7,851
		296,391
Road and Rail — 1.9%
AMERCO	48	27,587
ArcBest Corp.	290	17,107
Avis Budget Group, Inc.(1)	174	9,666
Covenant Logistics Group, Inc., Class A(1)	158	2,872
181

Avantis U.S. Equity Fund
	Shares	Value
CSX Corp.	2,739	$250,755
Heartland Express, Inc.	232	4,222
J.B. Hunt Transport Services, Inc.	511	75,051
Kansas City Southern	504	107,019
Knight-Swift Transportation Holdings, Inc.	428	18,490
Landstar System, Inc.	261	41,797
Lyft, Inc., Class A(1)	304	16,933
Marten Transport Ltd.	469	7,588
Norfolk Southern Corp.	721	181,735
Old Dominion Freight Line, Inc.	473	101,586
Ryder System, Inc.	456	30,903
Saia, Inc.(1)	226	45,320
Schneider National, Inc., Class B	267	6,176
Uber Technologies, Inc.(1)	1,203	62,255
Union Pacific Corp.	1,851	381,232
US Xpress Enterprises, Inc., Class A(1)	274	2,535
Werner Enterprises, Inc.	423	18,155
		1,408,984
Semiconductors and Semiconductor Equipment — 5.3%
Advanced Energy Industries, Inc.	265	27,679
Advanced Micro Devices, Inc.(1)	1,328	112,229
Alpha & Omega Semiconductor Ltd.(1)	236	8,305
Ambarella, Inc.(1)	132	14,849
Amkor Technology, Inc.	485	11,587
Analog Devices, Inc.	307	47,837
Applied Materials, Inc.	2,594	306,585
Axcelis Technologies, Inc.(1)	176	6,489
Broadcom, Inc.	439	206,273
Brooks Automation, Inc.	199	16,549
CEVA, Inc.(1)	78	4,776
Cirrus Logic, Inc.(1)	257	21,017
CMC Materials, Inc.	83	14,151
Cohu, Inc.(1)	432	18,770
Cree, Inc.(1)	315	35,740
Diodes, Inc.(1)	201	15,783
Enphase Energy, Inc.(1)	297	52,290
Entegris, Inc.	375	39,454
First Solar, Inc.(1)	530	42,941
FormFactor, Inc.(1)	388	17,604
Inphi Corp.(1)	46	7,571
Intel Corp.	8,012	486,969
KLA Corp.	363	112,976
Kulicke & Soffa Industries, Inc.	276	13,761
Lam Research Corp.	422	239,354
Lattice Semiconductor Corp.(1)	187	8,998
MACOM Technology Solutions Holdings, Inc.(1)	105	6,757
MagnaChip Semiconductor Corp.(1)	363	6,784
Marvell Technology Group Ltd.	1,013	48,908
Maxim Integrated Products, Inc.	1,014	94,474
Microchip Technology, Inc.	267	40,752
Micron Technology, Inc.(1)	3,613	330,698
182

Avantis U.S. Equity Fund
	Shares	Value
MKS Instruments, Inc.	210	$34,629
Monolithic Power Systems, Inc.	86	32,209
NeoPhotonics Corp.(1)	423	4,065
NVIDIA Corp.	547	300,073
NXP Semiconductors NV	376	68,639
ON Semiconductor Corp.(1)	1,484	59,761
Onto Innovation, Inc.(1)	175	10,930
PDF Solutions, Inc.(1)	158	2,901
Photronics, Inc.(1)	344	4,097
Power Integrations, Inc.	223	19,706
Qorvo, Inc.(1)	405	70,766
QUALCOMM, Inc.	1,893	257,808
Rambus, Inc.(1)	310	6,504
Semtech Corp.(1)	111	8,137
Silicon Laboratories, Inc.(1)	124	19,312
SiTime Corp.(1)	38	3,702
Skyworks Solutions, Inc.	586	104,203
SMART Global Holdings, Inc.(1)	155	7,237
SolarEdge Technologies, Inc.(1)	177	52,801
Synaptics, Inc.(1)	197	26,404
Teradyne, Inc.	826	106,232
Texas Instruments, Inc.	1,519	261,678
Ultra Clean Holdings, Inc.(1)	244	11,317
Universal Display Corp.	83	17,570
Veeco Instruments, Inc.(1)	245	5,267
Xilinx, Inc.	822	107,107
		4,021,965
Software — 6.4%
2U, Inc.(1)	215	8,520
8x8, Inc.(1)	141	4,824
A10 Networks, Inc.(1)	662	6,183
ACI Worldwide, Inc.(1)	88	3,367
Adobe, Inc.(1)	435	199,956
Alarm.com Holdings, Inc.(1)	168	14,764
Alteryx, Inc., Class A(1)	79	7,552
American Software, Inc., Class A	149	3,010
Anaplan, Inc.(1)	81	5,264
ANSYS, Inc.(1)	79	26,938
Appfolio, Inc., Class A(1)	12	1,968
Appian Corp.(1)(2)	40	6,876
Aspen Technology, Inc.(1)	427	64,268
Autodesk, Inc.(1)	503	138,828
Avalara, Inc.(1)	107	16,793
Avaya Holdings Corp.(1)	357	10,592
Bill.com Holdings, Inc.(1)	129	21,286
Blackbaud, Inc.(1)	48	3,303
Blackline, Inc.(1)	37	4,589
Bottomline Technologies de, Inc.(1)	113	5,071
Cadence Design Systems, Inc.(1)	522	73,649
CDK Global, Inc.	109	5,465
Ceridian HCM Holding, Inc.(1)	67	6,007
183

Avantis U.S. Equity Fund
	Shares	Value
ChannelAdvisor Corp.(1)	197	$4,452
Citrix Systems, Inc.	139	18,568
Cloudera, Inc.(1)	707	11,411
Cloudflare, Inc., Class A(1)	189	13,980
CommVault Systems, Inc.(1)	112	7,138
Cornerstone OnDemand, Inc.(1)	81	4,092
Coupa Software, Inc.(1)	40	13,850
Crowdstrike Holdings, Inc., Class A(1)	265	57,240
Datadog, Inc., Class A(1)	145	13,834
Digital Turbine, Inc.(1)	276	22,789
DocuSign, Inc.(1)	111	25,159
Domo, Inc., Class B(1)	70	4,461
Dropbox, Inc., Class A(1)	1,188	26,784
Duck Creek Technologies, Inc.(1)	85	4,021
Dynatrace, Inc.(1)	102	5,076
Elastic NV(1)	33	4,435
Envestnet, Inc.(1)	56	3,585
Fair Isaac Corp.(1)	67	30,656
FireEye, Inc.(1)	236	4,560
Five9, Inc.(1)	51	9,447
Fortinet, Inc.(1)	600	101,310
Guidewire Software, Inc.(1)	171	18,979
HubSpot, Inc.(1)	61	31,415
Ideanomics, Inc.(1)	1,009	3,219
InterDigital, Inc.	118	7,478
Intuit, Inc.	401	156,446
j2 Global, Inc.(1)	56	6,237
LivePerson, Inc.(1)	109	7,153
Manhattan Associates, Inc.(1)	295	36,270
Medallia, Inc.(1)	111	4,481
Microsoft Corp.	10,292	2,391,655
MicroStrategy, Inc., Class A(1)	25	18,760
Mimecast Ltd.(1)	226	9,691
Mitek Systems, Inc.(1)	300	4,584
nCino, Inc.(1)	64	4,376
New Relic, Inc.(1)	81	4,952
NortonLifeLock, Inc.	1,489	29,050
Nuance Communications, Inc.(1)	149	6,645
Nutanix, Inc., Class A(1)	186	5,633
OneSpan, Inc.(1)	120	2,803
Oracle Corp. (New York)	2,482	160,114
Palo Alto Networks, Inc.(1)	204	73,095
Paycom Software, Inc.(1)	102	38,173
Paylocity Holding Corp.(1)	100	19,119
Pegasystems, Inc.	43	5,691
Progress Software Corp.	99	4,211
Proofpoint, Inc.(1)	38	4,595
PTC, Inc.(1)	113	15,474
Q2 Holdings, Inc.(1)	48	5,850
QAD, Inc., Class A	70	4,494
Qualys, Inc.(1)	116	11,271
184

Avantis U.S. Equity Fund
	Shares	Value
RealPage, Inc.(1)	76	$6,595
RingCentral, Inc., Class A(1)	52	19,664
SailPoint Technologies Holdings, Inc.(1)	179	10,092
salesforce.com, Inc.(1)	767	166,056
ServiceNow, Inc.(1)	212	113,094
ShotSpotter, Inc.(1)	76	3,191
Slack Technologies, Inc., Class A(1)	562	23,003
Smartsheet, Inc., Class A(1)	171	11,842
Splunk, Inc.(1)	87	12,442
Sprout Social, Inc., Class A(1)	65	4,418
SPS Commerce, Inc.(1)	143	14,404
SS&C Technologies Holdings, Inc.	234	15,510
Synopsys, Inc.(1)	201	49,287
Teradata Corp.(1)	264	10,586
Trade Desk, Inc. (The), Class A(1)	32	25,773
Tyler Technologies, Inc.(1)	71	32,903
Unity Software, Inc.(1)	40	4,305
Varonis Systems, Inc.(1)	26	4,772
Verint Systems, Inc.(1)	99	4,880
VirnetX Holding Corp.(2)	637	4,434
VMware, Inc., Class A(1)	80	11,057
Workday, Inc., Class A(1)	116	28,441
Xperi Holding Corp.	52	1,097
Zendesk, Inc.(1)	62	9,061
Zoom Video Communications, Inc., Class A(1)	319	119,182
Zscaler, Inc.(1)	67	13,737
		4,837,661
Specialty Retail — 3.3%
Aaron's Co., Inc. (The)(1)	261	5,732
Abercrombie & Fitch Co., Class A	760	20,801
Academy Sports & Outdoors, Inc.(1)	196	4,696
Advance Auto Parts, Inc.	410	65,743
America's Car-Mart, Inc.(1)	39	5,265
American Eagle Outfitters, Inc.	1,022	26,265
Asbury Automotive Group, Inc.(1)	105	17,792
At Home Group, Inc.(1)	539	13,577
AutoNation, Inc.(1)	563	42,236
AutoZone, Inc.(1)	19	22,038
Bed Bath & Beyond, Inc.	448	12,033
Best Buy Co., Inc.	1,031	103,461
Big 5 Sporting Goods Corp.	321	4,334
Boot Barn Holdings, Inc.(1)	229	13,836
Buckle, Inc. (The)	336	12,916
Burlington Stores, Inc.(1)	208	53,835
Caleres, Inc.	462	7,327
CarMax, Inc.(1)	651	77,801
Carvana Co.(1)	50	14,175
Children's Place, Inc. (The)(1)	66	4,571
Citi Trends, Inc.	137	10,671
Container Store Group, Inc. (The)(1)	332	5,090
Designer Brands, Inc., Class A	104	1,299
185

Avantis U.S. Equity Fund
	Shares	Value
Dick's Sporting Goods, Inc.	484	$34,543
Five Below, Inc.(1)	290	53,975
Floor & Decor Holdings, Inc., Class A(1)	354	33,662
Foot Locker, Inc.	930	44,724
GameStop Corp., Class A(1)(2)	122	12,412
Gap, Inc. (The)(1)	2,248	56,088
Genesco, Inc.(1)	115	5,168
Group 1 Automotive, Inc.	184	28,049
Guess?, Inc.	350	8,824
Haverty Furniture Cos., Inc.	196	7,089
Hibbett Sports, Inc.(1)	185	11,888
Home Depot, Inc. (The)	1,010	260,923
Kirkland's, Inc.(1)	193	5,018
L Brands, Inc.(1)	285	15,578
Lithia Motors, Inc., Class A	185	69,181
Lowe's Cos., Inc.	1,813	289,627
Lumber Liquidators Holdings, Inc.(1)	214	5,301
MarineMax, Inc.(1)	148	6,608
Monro, Inc.	56	3,471
Murphy USA, Inc.	167	20,817
National Vision Holdings, Inc.(1)	114	5,414
O'Reilly Automotive, Inc.(1)	198	88,571
ODP Corp. (The)(1)	448	17,145
Party City Holdco, Inc.(1)	635	4,864
Penske Automotive Group, Inc.	232	15,771
Rent-A-Center, Inc.	441	25,472
RH(1)	99	48,547
Ross Stores, Inc.	1,501	175,077
Sally Beauty Holdings, Inc.(1)	332	5,345
Shoe Carnival, Inc.	27	1,322
Signet Jewelers Ltd.(1)	569	28,325
Sleep Number Corp.(1)	59	8,091
Sonic Automotive, Inc., Class A	143	6,594
Sportsman's Warehouse Holdings, Inc.(1)	496	8,402
TJX Cos., Inc. (The)	3,740	246,803
Tractor Supply Co.	617	98,078
TravelCenters of America, Inc.(1)	267	6,419
Ulta Beauty, Inc.(1)	301	97,021
Urban Outfitters, Inc.(1)	466	15,797
Williams-Sonoma, Inc.	502	65,908
Zumiez, Inc.(1)	251	11,315
		2,498,721
Technology Hardware, Storage and Peripherals — 3.5%
3D Systems Corp.(1)	416	14,909
Apple, Inc.	19,592	2,375,726
Dell Technologies, Inc., Class C(1)	440	35,671
Hewlett Packard Enterprise Co.	835	12,158
HP, Inc.	1,076	31,172
NCR Corp.(1)	471	16,372
NetApp, Inc.	790	49,454
Pure Storage, Inc., Class A(1)	489	11,433
186

Avantis U.S. Equity Fund
	Shares	Value
Seagate Technology plc	920	$67,372
Stratasys Ltd.(1)	65	2,242
Super Micro Computer, Inc.(1)	285	9,299
Western Digital Corp.	138	9,457
Xerox Holdings Corp.	601	15,313
		2,650,578
Textiles, Apparel and Luxury Goods — 1.5%
Capri Holdings Ltd.(1)	1,323	61,744
Carter's, Inc.	360	30,049
Columbia Sportswear Co.	170	17,522
Crocs, Inc.(1)	613	47,029
Deckers Outdoor Corp.(1)	221	72,070
Fossil Group, Inc.(1)	328	4,966
G-III Apparel Group Ltd.(1)	443	12,754
Hanesbrands, Inc.	1,150	20,344
Kontoor Brands, Inc.	279	11,788
Lakeland Industries, Inc.(1)	124	3,892
Levi Strauss & Co., Class A	612	14,235
lululemon athletica, Inc.(1)	315	98,179
Movado Group, Inc.	210	4,788
NIKE, Inc., Class B	2,552	343,959
Oxford Industries, Inc.	78	5,947
PVH Corp.	238	23,791
Ralph Lauren Corp.	381	44,608
Skechers USA, Inc., Class A(1)	429	15,701
Steven Madden Ltd.	564	20,862
Tapestry, Inc.	2,314	97,512
Under Armour, Inc., Class A(1)	728	15,936
Under Armour, Inc., Class C(1)	704	12,813
Unifi, Inc.(1)	100	2,493
VF Corp.	1,692	133,888
Wolverine World Wide, Inc.	712	24,884
		1,141,754
Thrifts and Mortgage Finance — 0.4%
Axos Financial, Inc.(1)	545	25,217
Columbia Financial, Inc.(1)	177	2,892
Essent Group Ltd.	606	24,985
Federal Agricultural Mortgage Corp., Class C	74	6,383
Flagstar Bancorp, Inc.	475	20,610
Hingham Institution For Savings (The)	16	3,878
HomeStreet, Inc.	153	6,573
Kearny Financial Corp.	427	4,846
Merchants Bancorp	148	5,036
Meridian Bancorp, Inc.	318	5,327
Meta Financial Group, Inc.	300	13,287
MGIC Investment Corp.	2,402	29,256
Mr. Cooper Group, Inc.(1)	541	17,014
New York Community Bancorp, Inc.	1,940	23,687
NMI Holdings, Inc., Class A(1)	616	14,082
Northfield Bancorp, Inc.	430	5,887
Northwest Bancshares, Inc.	746	10,534
187

Avantis U.S. Equity Fund
	Shares	Value
PennyMac Financial Services, Inc.	336	$19,895
Premier Financial Corp.	235	7,205
Provident Financial Services, Inc.	426	8,618
Radian Group, Inc.	951	19,400
Southern Missouri Bancorp, Inc.	113	4,152
TFS Financial Corp.	68	1,328
TrustCo Bank Corp. NY	561	3,860
Walker & Dunlop, Inc.	237	23,619
Washington Federal, Inc.	363	10,970
Waterstone Financial, Inc.	149	2,895
WSFS Financial Corp.	240	12,754
		334,190
Trading Companies and Distributors — 0.9%
Air Lease Corp.	941	43,154
Applied Industrial Technologies, Inc.	328	28,001
Beacon Roofing Supply, Inc.(1)	113	5,405
Boise Cascade Co.	374	18,678
CAI International, Inc.	171	7,524
DXP Enterprises, Inc.(1)	187	5,617
Fastenal Co.	2,586	119,913
GATX Corp.	306	29,202
GMS, Inc.(1)	167	6,112
H&E Equipment Services, Inc.	379	11,722
Herc Holdings, Inc.(1)	283	24,836
McGrath RentCorp	234	18,172
MRC Global, Inc.(1)	745	6,511
MSC Industrial Direct Co., Inc., Class A	324	27,906
NOW, Inc.(1)	598	6,357
Rush Enterprises, Inc., Class A	313	13,281
Rush Enterprises, Inc., Class B	106	4,023
SiteOne Landscape Supply, Inc.(1)	260	41,213
Systemax, Inc.	136	4,910
Textainer Group Holdings Ltd.(1)	266	6,927
Titan Machinery, Inc.(1)	205	5,022
Triton International Ltd.	685	39,579
United Rentals, Inc.(1)	156	46,391
Univar Solutions, Inc.(1)	248	4,938
Veritiv Corp.(1)	210	4,994
W.W. Grainger, Inc.	243	90,569
Watsco, Inc.	95	23,094
		644,051
Transportation Infrastructure†
Macquarie Infrastructure Corp.	701	21,969
Water Utilities†
American States Water Co.	69	5,040
American Water Works Co., Inc.	60	8,513
California Water Service Group	205	11,265
Essential Utilities, Inc.	134	5,636
		30,454
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(1)	308	3,511
188

Avantis U.S. Equity Fund
	Shares	Value
Shenandoah Telecommunications Co.	328	$14,547
T-Mobile US, Inc.(1)	1,059	127,048
Telephone and Data Systems, Inc.	441	7,890
		152,996
TOTAL COMMON STOCKS (Cost $56,752,915)		75,297,026
TEMPORARY CASH INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $554,205)	554,205	554,205
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $103,375)	103,375	103,375
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $57,410,495)		75,954,606
OTHER ASSETS AND LIABILITIES†		(34,649)
TOTAL NET ASSETS — 100.0%		$75,919,957

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	2	March 2021	$380,920	$(11,056)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $191,654. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $196,279, which includes securities collateral of $92,904.

See Notes to Financial Statements.
189

FEBRUARY 28, 2021 (UNAUDITED)

Avantis U.S. Small Cap Value Fund
	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.5%
AAR Corp.	147	$5,848
Astronics Corp.(1)	7,338	115,940
Hexcel Corp.(1)	14,872	799,519
		921,307
Air Freight and Logistics — 0.6%
Air Transport Services Group, Inc.(1)	14,330	380,318
Atlas Air Worldwide Holdings, Inc.(1)	8,114	447,325
Hub Group, Inc., Class A(1)	5,449	313,753
Radiant Logistics, Inc.(1)	9,657	65,378
		1,206,774
Airlines — 0.6%
Allegiant Travel Co.(1)	1,569	395,686
Hawaiian Holdings, Inc.(1)	4,951	132,786
Mesa Air Group, Inc.(1)	4,324	52,753
SkyWest, Inc.	9,234	520,520
		1,101,745
Auto Components — 2.7%
American Axle & Manufacturing Holdings, Inc.(1)	21,825	213,230
Cooper Tire & Rubber Co.	16,220	928,433
Cooper-Standard Holdings, Inc.(1)	5,716	204,747
Dana, Inc.	42,203	1,004,853
Gentherm, Inc.(1)	8,636	611,343
Goodyear Tire & Rubber Co. (The)(1)	56,320	946,739
Modine Manufacturing Co.(1)	18,270	253,405
Motorcar Parts of America, Inc.(1)	5,525	117,572
Patrick Industries, Inc.	1,483	117,053
Standard Motor Products, Inc.	4,402	184,928
Strattec Security Corp.	45	2,318
Tenneco, Inc., Class A(1)	4,782	53,272
Visteon Corp.(1)	4,706	598,462
		5,236,355
Automobiles†
Harley-Davidson, Inc.	2,016	71,911
Banks — 15.0%
1st Constitution Bancorp	116	2,036
1st Source Corp.	3,078	136,571
ACNB Corp.	1,014	27,997
Altabancorp	3,205	110,316
Amalgamated Bank, Class A	3,782	66,412
Amerant Bancorp, Inc.(1)	227	3,739
American National Bankshares, Inc.	1,409	43,679
Ameris Bancorp	15,071	717,982
Ames National Corp.	1,518	34,701
Arrow Financial Corp.	3,267	104,087
Associated Banc-Corp.	18,057	363,849
Atlantic Capital Bancshares, Inc.(1)	259	5,271
BancFirst Corp.	3,290	210,165
Bancorp, Inc. (The)(1)	12,105	245,368
190

Avantis U.S. Small Cap Value Fund
	Shares	Value
Bank of Commerce Holdings	1,653	$17,968
Bank of Hawaii Corp.	8,991	786,712
Bank OZK	17,861	736,230
BankFinancial Corp.	377	3,563
BankUnited, Inc.	24,034	965,926
Bankwell Financial Group, Inc.	770	19,096
Bar Harbor Bankshares	2,956	82,738
Baycom Corp.(1)	1,850	31,616
BCB Bancorp, Inc.	3,352	44,347
Boston Private Financial Holdings, Inc.	18,591	255,812
Business First Bancshares, Inc.	2,217	48,707
Byline Bancorp, Inc.	4,809	95,795
C&F Financial Corp.	431	18,748
Cadence BanCorp	5,200	106,704
Camden National Corp.	3,412	138,288
Capital Bancorp, Inc.(1)	853	13,605
Capital City Bank Group, Inc.	2,809	69,354
Capstar Financial Holdings, Inc.	2,224	36,051
Cathay General Bancorp.	12,409	467,075
CB Financial Services, Inc.	282	5,739
Central Pacific Financial Corp.	5,716	129,353
Central Valley Community Bancorp	1,301	22,989
Chemung Financial Corp.	144	5,070
CIT Group, Inc.	10,688	484,701
City Holding Co.	3,653	274,742
Civista Bancshares, Inc.	2,482	47,729
CNB Financial Corp.	4,017	93,235
Coastal Financial Corp.(1)	250	7,000
Codorus Valley Bancorp, Inc.	1,552	26,151
Colony Bankcorp, Inc.	416	5,970
Community Bankers Trust Corp.	5,330	41,361
Community Financial Corp. (The)	459	13,908
Community Trust Bancorp, Inc.	3,584	146,442
ConnectOne Bancorp, Inc.	7,603	176,618
County Bancorp, Inc.	174	3,934
Customers Bancorp, Inc.(1)	8,454	226,398
Dime Community Bancshares, Inc.	6,413	188,606
Eagle Bancorp Montana, Inc.	1,752	38,141
Eagle Bancorp, Inc.	8,102	396,107
Enterprise Bancorp, Inc.	1,329	38,541
Equity Bancshares, Inc., Class A(1)	2,793	72,618
Esquire Financial Holdings, Inc.(1)	1,574	35,132
Evans Bancorp, Inc.	1,322	42,833
F.N.B. Corp.	101,180	1,196,959
Farmers National Banc Corp.	6,519	90,223
Financial Institutions, Inc.	3,877	106,152
First BanCorp	24,020	251,970
First Bancorp, Inc. (The)	227	5,802
First Bancorp/Southern Pines NC	6,690	269,406
First Busey Corp.	12,207	279,418
First Business Financial Services, Inc.	977	21,689
191

Avantis U.S. Small Cap Value Fund
	Shares	Value
First Choice Bancorp	2,484	$49,158
First Citizens BancShares, Inc., Class A	234	172,666
First Community Corp.	85	1,515
First Financial Corp.	2,780	117,816
First Foundation, Inc.	9,961	227,609
First Guaranty Bancshares, Inc.	242	4,008
First Horizon Corp.	24,503	396,949
First Internet Bancorp	2,597	85,052
First Mid Bancshares, Inc.	2,956	107,569
First of Long Island Corp. (The)	5,675	105,441
First Savings Financial Group, Inc.	21	1,313
First United Corp.	345	6,245
Flushing Financial Corp.	7,696	159,692
FNCB Bancorp, Inc.	206	1,450
Franklin Financial Services Corp.	146	4,009
Great Southern Bancorp, Inc.	2,896	152,880
Hanmi Financial Corp.	6,566	112,410
Hawthorn Bancshares, Inc.	733	14,763
HBT Financial, Inc.	2,201	35,524
Heartland Financial USA, Inc.	6,701	313,205
Hilltop Holdings, Inc.	18,784	620,623
HomeTrust Bancshares, Inc.	2,923	67,638
Hope Bancorp, Inc.	27,250	358,610
Horizon Bancorp, Inc.	10,432	186,316
Independent Bank Corp. (Michigan)	5,710	118,026
International Bancshares Corp.	11,177	487,094
Investors Bancorp, Inc.	53,952	719,720
Lakeland Bancorp, Inc.	11,156	174,926
Lakeland Financial Corp.	3,035	209,263
Landmark Bancorp, Inc.	186	4,553
Level One Bancorp, Inc.	61	1,305
Limestone Bancorp, Inc.(1)	58	873
Macatawa Bank Corp.	8,145	71,920
Mackinac Financial Corp.	1,064	13,726
Mercantile Bank Corp.	3,782	110,586
Meridian Corp.	1,533	37,467
Metrocity Bankshares, Inc.	3,750	53,587
Metropolitan Bank Holding Corp.(1)	2,044	105,736
Mid Penn Bancorp, Inc.	180	4,234
Middlefield Banc Corp.	74	1,655
Midland States Bancorp, Inc.	4,977	121,936
MidWestOne Financial Group, Inc.	1,869	51,285
MVB Financial Corp.	2,840	92,584
National Bank Holdings Corp., Class A	8,652	335,265
National Bankshares, Inc.	300	9,948
Northeast Bank	1,928	50,070
Northrim BanCorp, Inc.	1,797	69,167
Oak Valley Bancorp	775	12,524
OFG Bancorp	12,174	235,080
Old Second Bancorp, Inc.	7,020	84,029
Orrstown Financial Services, Inc.	967	18,837
192

Avantis U.S. Small Cap Value Fund
	Shares	Value
PacWest Bancorp	22,516	$815,980
Parke Bancorp, Inc.	2,104	38,188
PCB Bancorp.	1,436	20,003
Peapack-Gladstone Financial Corp.	4,207	115,735
Penns Woods Bancorp, Inc.	185	4,409
Peoples Bancorp of North Carolina, Inc.	588	13,747
Plumas Bancorp	642	16,056
Popular, Inc.	17,270	1,153,981
Preferred Bank	2,768	160,406
Premier Financial Bancorp, Inc.	2,792	43,388
QCR Holdings, Inc.	3,687	152,642
RBB Bancorp	3,757	70,632
Red River Bancshares, Inc.	185	9,601
Republic Bancorp, Inc., Class A	3,166	133,099
Salisbury Bancorp, Inc.	31	1,265
SB Financial Group, Inc.	128	2,213
Select Bancorp, Inc.(1)	35	383
ServisFirst Bancshares, Inc.	7,912	392,119
Shore Bancshares, Inc.	1,790	27,387
Sierra Bancorp	3,543	84,501
Simmons First National Corp., Class A	22,259	651,744
SmartFinancial, Inc.	2,267	47,607
South Plains Financial, Inc.	2,649	51,126
Southern First Bancshares, Inc.(1)	1,448	63,712
Southern National Bancorp of Virginia, Inc.	5,304	75,317
Spirit of Texas Bancshares, Inc.	3,243	67,325
Sterling Bancorp	23,118	504,666
Stock Yards Bancorp, Inc.	739	36,411
Summit Financial Group, Inc.	1,425	34,328
Synovus Financial Corp.	16,965	717,789
TCF Financial Corp.	7,874	352,913
Texas Capital Bancshares, Inc.(1)	5,867	447,065
Tompkins Financial Corp.	183	14,151
TriState Capital Holdings, Inc.(1)	6,494	149,037
Trustmark Corp.	6,226	187,776
UMB Financial Corp.	1,099	92,723
Umpqua Holdings Corp.	49,086	837,898
Union Bankshares, Inc.	156	4,293
United Community Banks, Inc.	8,536	282,200
United Security Bancshares	898	6,699
Unity Bancorp, Inc.	1,160	23,026
Valley National Bancorp	88,160	1,079,960
Washington Trust Bancorp, Inc.	3,750	178,312
Webster Financial Corp.	21,273	1,176,610
West BanCorp, Inc.	3,824	87,302
Western Alliance Bancorp	2,356	215,598
Wintrust Financial Corp.	13,907	1,024,390
		28,919,015
Beverages — 0.2%
Coca-Cola Consolidated, Inc.	406	104,204
MGP Ingredients, Inc.	2,314	147,818
193

Avantis U.S. Small Cap Value Fund
	Shares	Value
National Beverage Corp.(2)	3,536	$168,526
		420,548
Biotechnology — 0.6%
Arcus Biosciences, Inc.(1)	6,366	224,465
Catalyst Pharmaceuticals, Inc.(1)	14,859	57,801
Coherus Biosciences, Inc.(1)	9,346	151,779
Harpoon Therapeutics, Inc.(1)	1,606	30,980
Sangamo Therapeutics, Inc.(1)	16,251	186,724
Translate Bio, Inc.(1)	18,746	437,532
		1,089,281
Building Products — 1.0%
Alpha Pro Tech Ltd.(1)	2,500	34,950
Apogee Enterprises, Inc.	6,089	227,729
Armstrong Flooring, Inc.(1)	248	1,285
Armstrong World Industries, Inc.	287	24,561
Insteel Industries, Inc.	3,487	107,679
JELD-WEN Holding, Inc.(1)	1,875	55,594
Masonite International Corp.(1)	5,939	651,627
Quanex Building Products Corp.	8,265	201,087
UFP Industries, Inc.	10,844	661,484
		1,965,996
Capital Markets — 2.6%
B. Riley Financial, Inc.	2,210	145,462
Cowen, Inc., Class A	7,998	270,732
Diamond Hill Investment Group, Inc.	855	121,282
Evercore, Inc., Class A	9,900	1,185,723
Freedom Holding Corp.(1)	3,947	213,099
GAMCO Investors, Inc., Class A	544	10,336
Hennessy Advisors, Inc.	490	4,175
Janus Henderson Group plc	11,588	338,717
Oppenheimer Holdings, Inc., Class A	2,286	86,639
Piper Sandler Cos.	4,536	482,268
Stifel Financial Corp.	16,908	1,032,741
StoneX Group, Inc.(1)	3,875	223,549
Victory Capital Holdings, Inc., Class A	4,007	95,166
Virtus Investment Partners, Inc.	2,108	528,897
Waddell & Reed Financial, Inc., Class A	11,370	285,273
		5,024,059
Chemicals — 3.1%
AdvanSix, Inc.(1)	5,522	153,511
American Vanguard Corp.	5,762	112,474
Cabot Corp.	13,981	688,285
Chemours Co. (The)	42,347	996,425
Ferro Corp.(1)	17,808	282,613
FutureFuel Corp.	5,010	73,547
Hawkins, Inc.	2,318	145,107
Kraton Corp.(1)	8,895	330,805
Kronos Worldwide, Inc.	4,254	61,470
Livent Corp.(1)	25,322	471,496
Orion Engineered Carbons SA	5,932	104,996
Rayonier Advanced Materials, Inc.(1)	14,012	129,611
194

Avantis U.S. Small Cap Value Fund
	Shares	Value
Sensient Technologies Corp.	4,953	$385,591
Stepan Co.	5,121	618,053
Trecora Resources(1)	3,178	22,564
Tredegar Corp.	5,425	82,677
Trinseo SA	12,659	819,164
Tronox Holdings plc, Class A	27,311	500,884
Venator Materials plc(1)	1,829	7,005
		5,986,278
Commercial Services and Supplies — 1.8%
Acme United Corp.	677	23,715
Civeo Corp.(1)	3,267	61,387
Clean Harbors, Inc.(1)	11,388	969,688
CoreCivic, Inc.	8,722	62,624
Ennis, Inc.	4,672	92,599
Healthcare Services Group, Inc.	15,655	445,385
Heritage-Crystal Clean, Inc.(1)	1,838	48,193
Herman Miller, Inc.	5,138	197,068
HNI Corp.	9,929	353,373
Kimball International, Inc., Class B	5,265	68,129
Quad/Graphics, Inc.(1)	3,723	16,307
Steelcase, Inc., Class A	20,786	289,757
Team, Inc.(1)	8,600	95,374
UniFirst Corp.	2,804	679,381
Viad Corp.	830	34,727
VSE Corp.	2,154	83,058
		3,520,765
Communications Equipment — 0.6%
Aviat Networks, Inc.(1)	1,234	75,681
EchoStar Corp., Class A(1)	7,543	171,226
Genasys, Inc.(1)	5,919	40,664
NETGEAR, Inc.(1)	7,092	283,680
ViaSat, Inc.(1)	10,249	524,134
		1,095,385
Construction and Engineering — 2.6%
Ameresco, Inc., Class A(1)	6,306	360,199
Arcosa, Inc.	3,804	215,801
Argan, Inc.	3,728	186,474
Dycom Industries, Inc.(1)	9,410	720,618
EMCOR Group, Inc.	266	25,900
Fluor Corp.(1)	34,798	597,134
Great Lakes Dredge & Dock Corp.(1)	15,469	234,974
IES Holdings, Inc.(1)	2,446	112,125
MasTec, Inc.(1)	7,809	677,431
MYR Group, Inc.(1)	4,917	289,857
Northwest Pipe Co.(1)	1,947	66,256
Orion Group Holdings, Inc.(1)	2,241	13,065
Primoris Services Corp.	13,899	465,199
Tutor Perini Corp.(1)	11,534	169,550
Valmont Industries, Inc.	3,113	736,318
WillScot Mobile Mini Holdings Corp.(1)	6,630	183,850
		5,054,751
195

Avantis U.S. Small Cap Value Fund
	Shares	Value
Construction Materials — 0.5%
Eagle Materials, Inc.	6,338	$794,658
United States Lime & Minerals, Inc.	69	9,670
US Concrete, Inc.(1)	4,317	222,153
		1,026,481
Consumer Finance — 2.8%
Atlanticus Holdings Corp.(1)	1,025	26,937
Elevate Credit, Inc.(1)	7,243	29,552
Encore Capital Group, Inc.(1)	4,639	155,035
Enova International, Inc.(1)	10,674	327,692
EZCORP, Inc., Class A(1)	8,933	42,878
Green Dot Corp., Class A(1)	13,677	646,375
Navient Corp.	55,897	692,005
Nelnet, Inc., Class A	4,308	312,761
OneMain Holdings, Inc.	14,192	665,747
Oportun Financial Corp.(1)	2,666	43,509
PROG Holdings, Inc.	14,982	749,100
Regional Management Corp.	2,426	78,530
SLM Corp.	93,457	1,475,686
World Acceptance Corp.(1)	1,348	170,589
		5,416,396
Containers and Packaging — 0.1%
Myers Industries, Inc.	5,983	132,464
Distributors — 0.2%
Core-Mark Holding Co., Inc.	11,707	381,414
Funko, Inc., Class A(1)(2)	5,690	77,270
		458,684
Diversified Consumer Services — 0.3%
American Public Education, Inc.(1)	1,712	50,401
Laureate Education, Inc., Class A(1)	26,427	363,371
Lincoln Educational Services Corp.(1)	3,686	21,305
Perdoceo Education Corp.(1)	9,667	124,414
Zovio, Inc.(1)	8,003	41,056
		600,547
Diversified Financial Services — 0.1%
Alerus Financial Corp.	2,974	81,815
Banco Latinoamericano de Comercio Exterior SA, E Shares	6,292	96,016
		177,831
Diversified Telecommunication Services — 0.6%
Alaska Communications Systems Group, Inc.	14,142	46,244
IDT Corp., Class B(1)	7,562	135,738
Iridium Communications, Inc.(1)	25,633	982,000
		1,163,982
Electrical Equipment — 0.8%
Allied Motion Technologies, Inc.	171	8,300
Atkore, Inc.(1)	9,912	670,547
Encore Wire Corp.	3,449	226,013
LSI Industries, Inc.	4,646	41,907
Orion Energy Systems, Inc.(1)	5,281	44,360
Powell Industries, Inc.	1,326	41,278
Preformed Line Products Co.	32	2,348
196

Avantis U.S. Small Cap Value Fund
	Shares	Value
TPI Composites, Inc.(1)	9,948	$474,122
		1,508,875
Electronic Equipment, Instruments and Components — 3.0%
Avnet, Inc.	24,596	936,370
Bel Fuse, Inc., Class B	2,890	51,297
Daktronics, Inc.	10,964	59,315
ePlus, Inc.(1)	3,544	335,121
IEC Electronics Corp.(1)	2,520	31,072
Insight Enterprises, Inc.(1)	10,096	843,925
Kimball Electronics, Inc.(1)	6,261	147,008
Plexus Corp.(1)	7,249	608,771
Sanmina Corp.(1)	16,290	580,250
ScanSource, Inc.(1)	8,058	229,170
SMTC Corp.(1)	4,347	25,386
SYNNEX Corp.	13,377	1,192,693
Vishay Intertechnology, Inc.	34,106	814,110
		5,854,488
Energy Equipment and Services — 2.7%
Archrock, Inc.	44,340	457,145
Cactus, Inc., Class A	7,416	236,348
DMC Global, Inc.	3,857	242,952
Dril-Quip, Inc.(1)	5,635	191,365
Exterran Corp.(1)	6,080	33,258
Forum Energy Technologies, Inc.(1)	357	7,622
Frank's International NV(1)	37,108	168,099
Geospace Technologies Corp.(1)	1,658	16,331
Gulf Island Fabrication, Inc.(1)	202	812
Helix Energy Solutions Group, Inc.(1)	2,770	13,573
Helmerich & Payne, Inc.	19,190	551,329
Liberty Oilfield Services, Inc., Class A	6,877	80,392
Nabors Industries Ltd.	1,898	210,697
National Energy Services Reunited Corp.(1)	6,596	87,397
Natural Gas Services Group, Inc.(1)	3,161	32,874
Newpark Resources, Inc.(1)	10,553	36,513
NexTier Oilfield Solutions, Inc.(1)	32,450	150,893
NOV, Inc.	43,632	658,843
Oceaneering International, Inc.(1)	33,847	399,395
Oil States International, Inc.(1)	6,690	49,038
Patterson-UTI Energy, Inc.	49,001	362,607
ProPetro Holding Corp.(1)	23,666	271,449
RPC, Inc.(1)	10,610	67,374
Select Energy Services, Inc., Class A(1)	8,218	51,938
Smart Sand, Inc.(1)	5,199	16,949
TechnipFMC plc	104,375	857,962
		5,253,155
Entertainment — 0.1%
Eros STX Global Corp.(1)	23,136	42,339
World Wrestling Entertainment, Inc., Class A	2,622	129,527
		171,866
Food and Staples Retailing — 1.2%
Andersons, Inc. (The)	9,301	243,128
197

Avantis U.S. Small Cap Value Fund
	Shares	Value
Ingles Markets, Inc., Class A	3,531	$183,471
Natural Grocers by Vitamin Cottage, Inc.	2,534	35,679
PriceSmart, Inc.	5,646	544,557
SpartanNash Co.	8,554	155,939
Sprouts Farmers Market, Inc.(1)	18,911	399,211
United Natural Foods, Inc.(1)	16,421	434,336
Village Super Market, Inc., Class A	2,044	47,114
Weis Markets, Inc.	3,680	196,696
		2,240,131
Food Products — 0.3%
Fresh Del Monte Produce, Inc.	7,583	195,186
John B Sanfilippo & Son, Inc.	1,628	140,757
Mission Produce, Inc.(1)	2,559	53,637
Rocky Mountain Chocolate Factory, Inc.(1)	114	603
Seneca Foods Corp., Class A(1)	2,081	113,331
		503,514
Health Care Equipment and Supplies — 0.1%
FONAR Corp.(1)	555	10,761
Meridian Bioscience, Inc.(1)	9,202	193,978
Surgalign Holdings, Inc.(1)	11,897	29,029
		233,768
Health Care Providers and Services — 1.9%
Brookdale Senior Living, Inc.(1)	39,767	231,444
Ensign Group, Inc. (The)	14,972	1,228,003
InfuSystem Holdings, Inc.(1)	298	5,084
Magellan Health, Inc.(1)	5,001	466,693
ModivCare, Inc.(1)	3,731	478,538
National HealthCare Corp.	2,979	207,189
Owens & Minor, Inc.	11,068	376,423
Patterson Cos., Inc.	15,682	487,083
Surgery Partners, Inc.(1)	630	24,866
Triple-S Management Corp., Class B(1)	5,009	126,728
		3,632,051
Hotels, Restaurants and Leisure — 1.2%
BJ's Restaurants, Inc.(1)	2,500	138,825
Bluegreen Vacations Corp.	150	1,200
Carrols Restaurant Group, Inc.(1)	5,048	31,197
Century Casinos, Inc.(1)	3,520	28,371
Chuy's Holdings, Inc.(1)	2,374	97,334
Cracker Barrel Old Country Store, Inc.	5,801	898,401
Extended Stay America, Inc.	27,756	446,594
Fiesta Restaurant Group, Inc.(1)	4,314	65,832
Golden Entertainment, Inc.(1)	2,437	57,586
J Alexander's Holdings, Inc.(1)	139	1,216
Lindblad Expeditions Holdings, Inc.(1)	2,521	52,512
Playa Hotels & Resorts NV(1)	1,946	13,953
RCI Hospitality Holdings, Inc.	1,081	69,454
Red Robin Gourmet Burgers, Inc.(1)	1,079	33,115
Red Rock Resorts, Inc., Class A	6,209	187,326
Ruth's Hospitality Group, Inc.	1,270	28,962
SeaWorld Entertainment, Inc.(1)	1,508	74,887
198

Avantis U.S. Small Cap Value Fund
	Shares	Value
Target Hospitality Corp.(1)	494	$825
		2,227,590
Household Durables — 2.1%
Bassett Furniture Industries, Inc.	2,642	55,826
Beazer Homes USA, Inc.(1)	7,951	140,494
Cavco Industries, Inc.(1)	1,489	314,045
Century Communities, Inc.(1)	8,355	462,282
Ethan Allen Interiors, Inc.	5,082	130,201
Hamilton Beach Brands Holding Co., Class A	1,353	23,772
Hooker Furniture Corp.	3,218	108,801
iRobot Corp.(1)	2,789	346,143
La-Z-Boy, Inc.	12,004	511,490
Legacy Housing Corp.(1)	861	13,526
Lifetime Brands, Inc.	3,851	49,948
Lovesac Co. (The)(1)	2,987	172,320
M/I Homes, Inc.(1)	7,917	395,058
Meritage Homes Corp.(1)	7,177	605,093
New Home Co., Inc. (The)(1)	211	1,002
Tri Pointe Homes, Inc.(1)	22,024	418,456
Turtle Beach Corp.(1)	3,029	90,567
Universal Electronics, Inc.(1)	2,699	157,055
		3,996,079
Household Products — 0.3%
Central Garden & Pet Co.(1)	2,352	107,251
Central Garden & Pet Co., Class A(1)	9,693	402,357
Oil-Dri Corp. of America	1,321	44,359
		553,967
Insurance — 3.6%
American Equity Investment Life Holding Co.	24,965	689,783
American National Group, Inc.	1,671	150,423
AMERISAFE, Inc.	4,157	243,268
Brighthouse Financial, Inc.(1)	20,358	812,081
CNO Financial Group, Inc.	35,969	865,414
Crawford & Co., Class A	1,407	13,226
Donegal Group, Inc., Class A	3,433	47,032
Employers Holdings, Inc.	3,572	118,912
FBL Financial Group, Inc., Class A	2,332	133,017
Genworth Financial, Inc., Class A(1)	7,844	24,473
Hanover Insurance Group, Inc. (The)	7,019	809,642
HCI Group, Inc.	1,390	80,439
James River Group Holdings Ltd.	1,138	52,246
Mercury General Corp.	6,971	407,106
National Western Life Group, Inc., Class A	63	13,156
NI Holdings, Inc.(1)	1,243	22,163
ProSight Global, Inc.(1)	1,724	21,791
Protective Insurance Corp., Class B	594	13,609
Safety Insurance Group, Inc.	3,081	243,645
Selective Insurance Group, Inc.	6,952	471,554
Stewart Information Services Corp.	7,259	342,625
Unum Group	46,179	1,222,820
199

Avantis U.S. Small Cap Value Fund
	Shares	Value
Watford Holdings Ltd.(1)	6,825	$236,350
		7,034,775
Interactive Media and Services†
Cars.com, Inc.(1)	437	5,100
Internet and Direct Marketing Retail — 0.1%
1-800-Flowers.com, Inc., Class A(1)	5,435	153,702
Lands' End, Inc.(1)	3,254	107,512
		261,214
IT Services — 0.7%
Alliance Data Systems Corp.	11,697	1,128,760
BM Technologies, Inc.(1)	1,139	14,351
Computer Task Group, Inc.(1)	4,519	37,598
Innodata, Inc.(1)	6,876	40,225
Net 1 UEPS Technologies, Inc.(1)	6,385	34,096
PRGX Global, Inc.(1)	5,987	45,681
		1,300,711
Leisure Products — 0.9%
Acushnet Holdings Corp.	6,252	263,959
Johnson Outdoors, Inc., Class A	21	2,534
Malibu Boats, Inc., Class A(1)	4,163	310,310
Marine Products Corp.	399	6,707
Nautilus, Inc.(1)	8,464	155,822
Smith & Wesson Brands, Inc.	14,204	244,451
Sturm Ruger & Co., Inc.	3,633	247,771
Vista Outdoor, Inc.(1)	18,675	590,317
		1,821,871
Machinery — 3.6%
Albany International Corp., Class A	7,159	565,919
Astec Industries, Inc.	5,215	354,203
CIRCOR International, Inc.(1)	1,884	67,089
Commercial Vehicle Group, Inc.(1)	10,619	97,589
EnPro Industries, Inc.	5,418	435,282
Greenbrier Cos., Inc. (The)	9,261	435,730
Hyster-Yale Materials Handling, Inc.	2,621	224,226
Kennametal, Inc.	13,611	508,507
L.B. Foster Co., Class A(1)	1,249	21,171
Lydall, Inc.(1)	5,481	190,903
Mayville Engineering Co., Inc.(1)	1,461	20,469
Miller Industries, Inc.	2,093	82,611
Mueller Industries, Inc.	14,377	584,281
Park-Ohio Holdings Corp.	1,381	44,648
REV Group, Inc.	2,585	32,106
Shyft Group, Inc. (The)	8,892	292,458
Terex Corp.	19,373	797,780
Timken Co. (The)	10,474	820,638
Titan International, Inc.	13,430	111,066
TriMas Corp.(1)	10,595	355,886
Trinity Industries, Inc.	21,234	681,611
Wabash National Corp.	15,199	251,999
		6,976,172
200

Avantis U.S. Small Cap Value Fund
	Shares	Value
Marine — 0.5%
Costamare, Inc.	7,096	$68,476
Eneti, Inc.	1,049	20,802
Genco Shipping & Trading Ltd.	234	2,457
Matson, Inc.	13,251	917,897
		1,009,632
Media — 0.4%
Cumulus Media, Inc., Class A(1)	4,085	39,584
Entercom Communications Corp., Class A	30,413	135,946
Entravision Communications Corp., Class A	15,360	48,077
Gray Television, Inc.(1)	20,303	368,499
Saga Communications, Inc., Class A	1,004	20,763
Scholastic Corp.	2,325	66,960
Tribune Publishing Co.(1)	2,548	43,265
		723,094
Metals and Mining — 3.6%
Alcoa Corp.(1)	59,145	1,452,010
Allegheny Technologies, Inc.(1)	34,378	675,871
Alpha Metallurgical Resources, Inc.(1)	5,738	86,070
Arconic Corp.(1)	19,166	420,119
Carpenter Technology Corp.	13,847	563,019
Century Aluminum Co.(1)	1,084	14,883
Cleveland-Cliffs, Inc.	60,636	808,884
Coeur Mining, Inc.(1)	39,050	351,840
Commercial Metals Co.	33,817	850,498
Fortitude Gold Corp.(1)	2,073	8,023
Gold Resource Corp.	7,258	19,524
Haynes International, Inc.	1,668	46,587
Kaiser Aluminum Corp.	4,228	482,415
Olympic Steel, Inc.	2,234	39,855
Ryerson Holding Corp.(1)	3,000	38,190
Schnitzer Steel Industries, Inc., Class A	5,134	177,328
SunCoke Energy, Inc.	18,751	119,819
Synalloy Corp.(1)	850	7,369
TimkenSteel Corp.(1)	6,221	50,266
United States Steel Corp.	41,203	684,382
Warrior Met Coal, Inc.	3,165	60,673
		6,957,625
Multiline Retail — 1.6%
Big Lots, Inc.	10,407	661,261
Dillard's, Inc., Class A	925	73,722
Kohl's Corp.	20,173	1,114,558
Macy's, Inc.	85,104	1,294,432
		3,143,973
Oil, Gas and Consumable Fuels — 9.4%
Alto Ingredients, Inc.(1)(2)	23,658	153,304
Antero Midstream Corp.	52,139	459,866
Antero Resources Corp.(1)	81,396	732,564
Arch Resources, Inc.	3,641	174,477
Ardmore Shipping Corp.(1)	3,480	13,711
Berry Corp.	9,532	47,279
201

Avantis U.S. Small Cap Value Fund
	Shares	Value
Bonanza Creek Energy, Inc.(1)	5,119	$163,450
Brigham Minerals, Inc., Class A	5,818	83,256
Callon Petroleum Co.(1)	10,200	260,814
Centennial Resource Development, Inc., Class A(1)	46,351	183,550
Cimarex Energy Co.	26,856	1,557,379
Clean Energy Fuels Corp.(1)	27,951	364,481
CNX Resources Corp.(1)	15,616	196,918
Comstock Resources, Inc.(1)	13,577	77,525
CONSOL Energy, Inc.(1)	4,590	49,618
Contango Oil & Gas Co.(1)(2)	100	487
Continental Resources, Inc.(1)	1,112	26,888
DHT Holdings, Inc.	40,546	226,247
Diamond S Shipping, Inc.(1)	3,520	28,512
Dorian LPG Ltd.(1)	10,447	130,065
Earthstone Energy, Inc., Class A(1)	3,473	24,589
EnLink Midstream LLC(1)	81,287	312,955
EQT Corp.	64,348	1,144,751
Equitrans Midstream Corp.	62,173	449,511
Goodrich Petroleum Corp.(1)	2,477	24,052
Green Plains, Inc.(1)	6,291	159,288
International Seaways, Inc.	3,546	61,488
Laredo Petroleum, Inc.(1)	3,999	130,327
Marathon Oil Corp.	133,699	1,484,059
Matador Resources Co.(1)	33,541	700,671
Murphy Oil Corp.	25,576	417,656
NACCO Industries, Inc., Class A	434	10,824
Nordic American Tankers Ltd.	21,971	65,254
Overseas Shipholding Group, Inc., Class A(1)	20,289	44,636
Ovintiv, Inc.	74,543	1,719,707
Par Pacific Holdings, Inc.(1)	11,887	210,043
PBF Energy, Inc., Class A(1)	10,047	142,667
PDC Energy, Inc.(1)	27,146	948,753
Peabody Energy Corp.(1)	8,064	34,675
Penn Virginia Corp.(1)	2,312	33,848
PHX Minerals, Inc.	2,726	9,568
PrimeEnergy Resources Corp.(1)	7	328
QEP Resources, Inc.	58,405	200,913
Range Resources Corp.(1)	73,550	709,022
Renewable Energy Group, Inc.(1)	13,647	1,061,327
SandRidge Energy, Inc.(1)	10,443	52,319
Scorpio Tankers, Inc.(2)	5,961	87,984
SFL Corp. Ltd.	14,131	106,548
SilverBow Resources, Inc.(1)	2,092	16,736
SM Energy Co.	36,694	508,579
Southwestern Energy Co.(1)	171,832	695,920
Talos Energy, Inc.(1)	3,999	42,349
Targa Resources Corp.	35,138	1,086,818
World Fuel Services Corp.	18,481	574,389
		18,202,945
Paper and Forest Products — 1.3%
Clearwater Paper Corp.(1)	3,624	126,876
202

Avantis U.S. Small Cap Value Fund
	Shares	Value
Domtar Corp.	14,998	$555,676
Louisiana-Pacific Corp.	28,134	1,339,460
Mercer International, Inc.	11,212	172,328
Neenah, Inc.	4,436	245,400
Verso Corp., Class A	5,244	65,550
		2,505,290
Personal Products — 0.5%
Lifevantage Corp.(1)	1,708	14,945
Medifast, Inc.	93	23,528
Nature's Sunshine Products, Inc.(1)	2,382	39,255
Nu Skin Enterprises, Inc., Class A	13,333	682,383
USANA Health Sciences, Inc.(1)	2,779	269,730
		1,029,841
Pharmaceuticals — 0.7%
Collegium Pharmaceutical, Inc.(1)	8,078	190,560
Corcept Therapeutics, Inc.(1)	11,248	282,887
Innoviva, Inc.(1)	13,492	154,214
Lannett Co., Inc.(1)	5,611	34,003
Phibro Animal Health Corp., Class A	2,972	64,106
Prestige Consumer Healthcare, Inc.(1)	8,662	361,292
Supernus Pharmaceuticals, Inc.(1)	11,360	305,243
		1,392,305
Professional Services — 1.1%
BGSF, Inc.	1,229	17,132
CRA International, Inc.	1,512	83,417
Heidrick & Struggles International, Inc.	4,691	168,360
Hill International, Inc.(1)	9,201	23,555
Kelly Services, Inc., Class A(1)	7,404	154,151
Kforce, Inc.	4,885	250,845
Korn Ferry	13,395	824,462
ManpowerGroup, Inc.	5,187	489,861
TrueBlue, Inc.(1)	8,740	182,054
		2,193,837
Real Estate Management and Development — 0.1%
Forestar Group, Inc.(1)	3,992	84,990
RE/MAX Holdings, Inc., Class A	4,150	173,138
		258,128
Road and Rail — 2.1%
ArcBest Corp.	7,704	454,459
Covenant Logistics Group, Inc., Class A(1)	2,198	39,960
Marten Transport Ltd.	15,317	247,829
PAM Transportation Services, Inc.(1)	50	2,899
Ryder System, Inc.	17,638	1,195,327
Saia, Inc.(1)	5,869	1,176,911
Schneider National, Inc., Class B	13,198	305,270
US Xpress Enterprises, Inc., Class A(1)	5,048	46,694
USA Truck, Inc.(1)	137	1,904
Werner Enterprises, Inc.	12,429	533,453
		4,004,706
Semiconductors and Semiconductor Equipment — 1.2%
Alpha & Omega Semiconductor Ltd.(1)	6,229	219,198
203

Avantis U.S. Small Cap Value Fund
	Shares	Value
Amkor Technology, Inc.	23,954	$572,261
Amtech Systems, Inc.(1)	202	1,937
AXT, Inc.(1)	331	4,280
Cohu, Inc.(1)	12,368	537,390
Diodes, Inc.(1)	412	32,350
MagnaChip Semiconductor Corp.(1)	9,789	182,956
NeoPhotonics Corp.(1)	7,729	74,276
Photronics, Inc.(1)	12,633	150,459
SMART Global Holdings, Inc.(1)	3,474	162,201
Ultra Clean Holdings, Inc.(1)	10,155	470,989
		2,408,297
Software — 0.1%
VirnetX Holding Corp.(2)	13,295	92,533
Specialty Retail — 6.5%
Aaron's Co., Inc. (The)(1)	530	11,639
Abercrombie & Fitch Co., Class A	20,810	569,570
American Eagle Outfitters, Inc.	27,948	718,264
AutoNation, Inc.(1)	11,121	834,297
Barnes & Noble Education, Inc.(1)	673	4,354
Bed Bath & Beyond, Inc.	15,128	406,338
Big 5 Sporting Goods Corp.	7,957	107,420
Buckle, Inc. (The)	9,723	373,752
Build-A-Bear Workshop, Inc.(1)	638	4,485
Caleres, Inc.	10,786	171,066
Children's Place, Inc. (The)(1)	1,384	95,842
Citi Trends, Inc.	2,795	217,703
Conn's, Inc.(1)	2,522	35,787
Container Store Group, Inc. (The)(1)	6,331	97,054
Dick's Sporting Goods, Inc.	7,201	513,935
Foot Locker, Inc.	25,386	1,220,813
Gap, Inc. (The)(1)	23,706	591,465
Group 1 Automotive, Inc.	3,675	560,217
Guess?, Inc.	11,461	288,932
Haverty Furniture Cos., Inc.	5,397	195,210
Hibbett Sports, Inc.(1)	4,987	320,465
Kirkland's, Inc.(1)	3,934	102,284
Lumber Liquidators Holdings, Inc.(1)	9,142	226,447
MarineMax, Inc.(1)	7,483	334,116
Murphy USA, Inc.	5,639	702,901
ODP Corp. (The)(1)	13,138	502,791
Penske Automotive Group, Inc.	7,433	505,295
Rent-A-Center, Inc.	13,241	764,800
Shoe Carnival, Inc.	1,673	81,910
Signet Jewelers Ltd.(1)	18,635	927,650
Sonic Automotive, Inc., Class A	5,985	275,968
Sportsman's Warehouse Holdings, Inc.(1)	11,692	198,062
Tilly's, Inc., Class A(1)	3,583	36,977
TravelCenters of America, Inc.(1)	4,830	116,113
Urban Outfitters, Inc.(1)	8,273	280,455
Zumiez, Inc.(1)	5,950	268,226
		12,662,603
204

Avantis U.S. Small Cap Value Fund
	Shares	Value
Technology Hardware, Storage and Peripherals — 0.2%
Super Micro Computer, Inc.(1)	10,197	$332,728
Textiles, Apparel and Luxury Goods — 1.6%
Capri Holdings Ltd.(1)	14,062	656,274
Carter's, Inc.	7,081	591,051
Crown Crafts, Inc.	151	1,152
Culp, Inc.	2,889	49,835
Fossil Group, Inc.(1)	6,813	103,149
G-III Apparel Group Ltd.(1)	13,099	377,120
Movado Group, Inc.	3,134	71,455
Oxford Industries, Inc.	140	10,674
PVH Corp.	7,649	764,594
Rocky Brands, Inc.	1,088	47,426
Steven Madden Ltd.	8,409	311,049
Superior Group of Cos., Inc.	233	5,550
Unifi, Inc.(1)	2,426	60,480
Wolverine World Wide, Inc.	2,908	101,635
		3,151,444
Thrifts and Mortgage Finance — 4.6%
Axos Financial, Inc.(1)	16,026	741,523
Bridgewater Bancshares, Inc.(1)	5,299	76,571
Essent Group Ltd.	24,229	998,962
Federal Agricultural Mortgage Corp., Class C	2,081	179,486
Flagstar Bancorp, Inc.	14,719	638,657
FS Bancorp, Inc.	1,063	64,450
Greene County Bancorp, Inc.	134	3,204
Hingham Institution For Savings (The)	363	87,984
Home Bancorp, Inc.	904	29,244
HomeStreet, Inc.	6,164	264,806
Luther Burbank Corp.	2,236	22,830
Merchants Bancorp	5,603	190,670
Meridian Bancorp, Inc.	11,084	185,657
Meta Financial Group, Inc.	10,015	443,564
MGIC Investment Corp.	85,781	1,044,813
Mr. Cooper Group, Inc.(1)	15,009	472,033
NMI Holdings, Inc., Class A(1)	22,251	508,658
OP Bancorp	1,343	12,342
PennyMac Financial Services, Inc.	13,369	791,579
Pioneer Bancorp, Inc.(1)	215	2,322
Provident Financial Services, Inc.	444	8,982
Radian Group, Inc.	39,469	805,168
Riverview Bancorp, Inc.	2,994	19,760
Severn Bancorp, Inc.	129	1,058
Southern Missouri Bancorp, Inc.	2,022	74,288
Territorial Bancorp, Inc.	985	24,211
Timberland Bancorp, Inc.	1,932	53,613
TrustCo Bank Corp. NY	16,088	110,685
Walker & Dunlop, Inc.	5,771	575,138
Waterstone Financial, Inc.	5,837	113,413
WSFS Financial Corp.	6,917	367,569
		8,913,240
205

Avantis U.S. Small Cap Value Fund
	Shares	Value
Trading Companies and Distributors — 4.2%
Air Lease Corp.	29,435	$1,349,889
Applied Industrial Technologies, Inc.	9,129	779,343
Boise Cascade Co.	9,871	492,958
CAI International, Inc.	3,003	132,132
DXP Enterprises, Inc.(1)	4,072	122,323
GATX Corp.	9,721	927,675
H&E Equipment Services, Inc.	8,636	267,111
Herc Holdings, Inc.(1)	8,609	755,526
Lawson Products, Inc.(1)	1,100	58,300
McGrath RentCorp	5,875	456,252
MRC Global, Inc.(1)	14,730	128,740
NOW, Inc.(1)	20,736	220,424
Rush Enterprises, Inc., Class A	12,814	543,698
Rush Enterprises, Inc., Class B	2,631	99,846
Systemax, Inc.	2,247	81,117
Textainer Group Holdings Ltd.(1)	9,357	243,656
Titan Machinery, Inc.(1)	6,728	164,836
Triton International Ltd.	19,430	1,122,665
Veritiv Corp.(1)	3,856	91,696
Willis Lease Finance Corp.(1)	215	6,945
		8,045,132
Transportation Infrastructure — 0.3%
Macquarie Infrastructure Corp.	17,974	563,305
Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co.	7,617	337,814
Telephone and Data Systems, Inc.	19,770	353,685
United States Cellular Corp.(1)	2,845	83,729
		775,228
TOTAL COMMON STOCKS (Cost $132,513,235)		192,531,768
TEMPORARY CASH INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $838,426)	838,426	838,426
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $305,291)	305,291	305,291
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $133,656,952)		193,675,485
OTHER ASSETS AND LIABILITIES — (0.1)%		(268,642)
TOTAL NET ASSETS — 100.0%		$193,406,843

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	4	March 2021	$439,840	$(20,226)
^Amount represents value and unrealized appreciation (depreciation).
206

NOTES TO SCHEDULE OF INVESTMENTS
†    Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $471,794. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $485,792, which includes securities collateral of $180,501.

See Notes to Financial Statements.

207

Statements of Assets and Liabilities

FEBRUARY 28, 2021 (UNAUDITED)
	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund
Assets
Investment securities, at value (cost of $82,293,774 and $47,361,449, respectively) — including $2,845,091 and $4,049,057, respectively of securities on loan	$99,714,203	$62,636,835
Investment made with cash collateral received for securities on loan, at value (cost of $1,430,604 and $2,397,530, respectively)	1,430,604	2,397,530
Total investment securities, at value (cost of $83,724,378 and $49,758,979, respectively)	101,144,807	65,034,365
Cash	—	259
Foreign currency holdings, at value (cost of $9,484 and $16,549, respectively)	9,419	16,470
Deposits with broker for futures contracts	44,000	22,000
Receivable for investments sold	—	14
Receivable for capital shares sold	86,776	648
Dividends and interest receivable	102,462	95,235
Securities lending receivable	3,359	2,240
	101,390,823	65,171,231

Liabilities
Payable for collateral received for securities on loan	1,430,604	2,397,530
Payable for investments purchased	290	8,120
Payable for capital shares redeemed	18,681	27,000
Payable for variation margin on futures contracts	25,238	1,880
Accrued management fees	23,779	11,218
Accrued foreign taxes	277,719	—
	1,776,311	2,445,748

Net Assets	$99,614,512	$62,725,483

Net Assets Consist of:
Capital paid in	$82,676,109	$47,317,248
Distributable earnings	16,938,403	15,408,235
	$99,614,512	$62,725,483

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis Emerging Markets Equity Fund
Institutional Class	$99,608,317	7,769,623	$12.82
G Class	$6,195	483	$12.83
Avantis International Equity Fund
Institutional Class	$62,719,040	5,569,689	$11.26
G Class	$6,443	572	$11.26

See Notes to Financial Statements.
208

FEBRUARY 28, 2021 (UNAUDITED)
	Avantis International Small Cap Value Fund	Avantis U.S. Equity Fund
Assets
Investment securities, at value (cost of $72,624,011 and $57,307,120, respectively) — including $2,945,668 and $191,654, respectively of securities on loan	$87,665,053	$75,851,231
Investment made with cash collateral received for securities on loan, at value (cost of $1,741,699 and $103,375, respectively)	1,741,699	103,375
Total investment securities, at value (cost of $74,365,710 and $57,410,495, respectively)	89,406,752	75,954,606
Foreign currency holdings, at value (cost of $7,971 and $—, respectively)	7,879	—
Deposits with broker for futures contracts	52,000	22,000
Receivable for investments sold	—	24,248
Receivable for capital shares sold	36,415	20,359
Dividends and interest receivable	117,055	88,285
Securities lending receivable	4,474	121
	89,624,575	76,109,619

Liabilities
Payable for collateral received for securities on loan	1,741,699	103,375
Payable for investments purchased	84,370	34,159
Payable for capital shares redeemed	36,991	42,000
Payable for variation margin on futures contracts	320	1,880
Accrued management fees	24,128	8,248
	1,887,508	189,662

Net Assets	$87,737,067	$75,919,957

Net Assets Consist of:
Capital paid in	$72,076,575	$57,104,996
Distributable earnings	15,660,492	18,814,961
	$87,737,067	$75,919,957

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis International Small Cap Value Fund
Institutional Class	$87,731,259	7,679,488	$11.42
G Class	$5,808	508	$11.43
Avantis U.S. Equity Fund
Institutional Class	$75,913,588	5,901,994	$12.86
G Class	$6,369	495	$12.87

See Notes to Financial Statements.
209

FEBRUARY 28, 2021 (UNAUDITED)
Avantis U.S. Small Cap Value Fund
Assets
Investment securities, at value (cost of $133,351,661) — including $471,794 of securities on loan	$193,370,194
Investment made with cash collateral received for securities on loan, at value (cost of $305,291)	305,291
Total investment securities, at value (cost of $133,656,952)	193,675,485
Deposits with broker for futures contracts	26,000
Receivable for investments sold	260,616
Receivable for capital shares sold	196,722
Dividends and interest receivable	189,128
Securities lending receivable	430
194,348,381

Liabilities
Payable for collateral received for securities on loan	305,291
Payable for investments purchased	350,430
Payable for capital shares redeemed	249,065
Payable for variation margin on futures contracts	160
Accrued management fees	36,592
941,538

Net Assets	$193,406,843

Net Assets Consist of:
Capital paid in	$127,667,432
Distributable earnings	65,739,411
$193,406,843

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis U.S. Small Cap Value Fund
Institutional Class	$193,398,365	14,266,412	$13.56
G Class	$8,478	625	$13.56

See Notes to Financial Statements.
210

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED)
	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $58,709 and $45,562, respectively)	$351,000	$449,696
Securities lending, net	14,040	11,890
Interest	225	121
	365,265	461,707

Expenses:
Management fees	101,035	63,617
Other expenses	522	116
	101,557	63,733
Fees waived - G Class	(2)	(1)
	101,555	63,732

Net investment income (loss)	263,710	397,975

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $607 and $—, respectively)	142,769	132,902
Futures contract transactions	24,676	58,773
Foreign currency translation transactions	(29,782)	1,365
	137,663	193,040

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(187,816) and $—, respectively)	12,001,719	8,123,844
Futures contracts	(34,465)	(29,463)
Translation of assets and liabilities in foreign currencies	(2,489)	(1,982)
	11,964,765	8,092,399

Net realized and unrealized gain (loss)	12,102,428	8,285,439

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,366,138	$8,683,414

See Notes to Financial Statements.

211

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED)
	Avantis International Small Cap Value Fund	Avantis U.S. Equity Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $49,218 and $125, respectively)	$587,810	$449,317
Securities lending, net	21,698	1,382
Interest	170	161
	609,678	450,860

Expenses:
Management fees	108,198	42,555
Other expenses	95	447
	108,293	43,002
Fees waived - G Class	(2)	(1)
	108,291	43,001

Net investment income (loss)	501,387	407,859

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	558,060	123,789
Futures contract transactions	115,862	101,143
Foreign currency translation transactions	4,500	—
	678,422	224,932

Change in net unrealized appreciation (depreciation) on:
Investments	11,195,913	9,005,501
Futures contracts	68,967	(57,274)
Translation of assets and liabilities in foreign currencies	(2,691)	—
	11,262,189	8,948,227

Net realized and unrealized gain (loss)	11,940,611	9,173,159

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,441,998	$9,581,018

See Notes to Financial Statements.

212

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED)
Avantis U.S. Small Cap Value Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,989)	$1,629,153
Securities lending, net	20,318
Interest	235
1,649,706

Expenses:
Management fees	157,811
Other expenses	73
157,884
Fees waived - G Class	(2)
157,882

Net investment income (loss)	1,491,824

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,672,105
Futures contract transactions	538,653
5,210,758

Change in net unrealized appreciation (depreciation) on:
Investments	47,080,453
Futures contracts	(56,172)
47,024,281

Net realized and unrealized gain (loss)	52,235,039

Net Increase (Decrease) in Net Assets Resulting from Operations	$53,726,863

See Notes to Financial Statements.
213

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2020
	Avantis Emerging Markets Equity Fund		Avantis International Equity Fund
Increase (Decrease) in Net Assets	February 28, 2021	August 31, 2020(1)	February 28, 2021	August 31, 2020(1)
Operations
Net investment income (loss)	$263,710	$588,603	$397,975	$559,710
Net realized gain (loss)	137,663	(179,974)	193,040	(66,781)
Change in net unrealized appreciation (depreciation)	11,964,765	5,161,889	8,092,399	7,191,599
Net increase (decrease) in net assets resulting from operations	12,366,138	5,570,518	8,683,414	7,684,528

Distributions to Shareholders
From earnings:
Institutional Class	(961,367)	(36,886)	(945,667)	(14,040)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	51,671,151	31,004,958	4,089,627	43,227,621

Net increase (decrease) in net assets	63,075,922	36,538,590	11,827,374	50,898,109

Net Assets
Beginning of period	36,538,590	—	50,898,109	—
End of period	$99,614,512	$36,538,590	$62,725,483	$50,898,109

(1)December 4, 2019 (fund inception) through August 31, 2020.

See Notes to Financial Statements.
214

SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2020
	Avantis International Small Cap Value Fund		Avantis U.S. Equity Fund
Increase (Decrease) in Net Assets	February 28, 2021	August 31, 2020(1)	February 28, 2021	August 31, 2020(1)
Operations
Net investment income (loss)	$501,387	$288,284	$407,859	$326,458
Net realized gain (loss)	678,422	(162,081)	224,932	(111,281)
Change in net unrealized appreciation (depreciation)	11,262,189	3,868,874	8,948,227	9,584,828
Net increase (decrease) in net assets resulting from operations	12,441,998	3,995,077	9,581,018	9,800,005

Distributions to Shareholders
From earnings:
Institutional Class	(742,081)	(34,502)	(550,258)	(15,804)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	33,773,653	38,302,922	15,357,971	41,747,025

Net increase (decrease) in net assets	45,473,570	42,263,497	24,388,731	51,531,226

Net Assets
Beginning of period	42,263,497	—	51,531,226	—
End of period	$87,737,067	$42,263,497	$75,919,957	$51,531,226

(1)December 4, 2019 (fund inception) through August 31, 2020.

See Notes to Financial Statements.
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SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2020
	Avantis U.S. Small Cap Value Fund
Increase (Decrease) in Net Assets	February 28, 2021	August 31, 2020(1)
Operations
Net investment income (loss)	$1,491,824	$451,796
Net realized gain (loss)	5,210,758	(455,170)
Change in net unrealized appreciation (depreciation)	47,024,281	12,974,026
Net increase (decrease) in net assets resulting from operations	53,726,863	12,970,652

Distributions to Shareholders
From earnings:
Institutional Class	(948,448)	(9,656)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	61,290,801	66,376,631

Net increase (decrease) in net assets	114,069,216	79,337,627

Net Assets
Beginning of period	79,337,627	—
End of period	$193,406,843	$79,337,627

(1)December 4, 2019 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

216

Notes to Financial Statements

FEBRUARY 28, 2021 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Emerging Markets Equity Fund, Avantis International Equity Fund, Avantis International Small Cap Value Fund, Avantis U.S. Equity Fund and Avantis U.S. Small Cap Value Fund (collectively, the funds) are five funds in a series issued by the trust. Each of the funds' investment objective is to seek long-term capital appreciation. The funds offer the Institutional Class and G Class. The Institutional Class of each fund commenced sale on December 4, 2019, the funds' inception date. The G Class of each fund commenced sale on January 20, 2021.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the funds determine that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the funds may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the funds to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

217

The funds monitor for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The funds also monitor for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The funds may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

218

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Avantis Emerging Markets Equity Fund
Common Stocks	$1,430,604	—	—	—	$1,430,604
Gross amount of recognized liabilities for securities lending transactions					$1,430,604

Avantis International Equity Fund
Common Stocks	$2,397,530	—	—	—	$2,397,530
Gross amount of recognized liabilities for securities lending transactions					$2,397,530

Avantis International Small Cap Value Fund
Common Stocks	$1,741,699	—	—	—	$1,741,699
Gross amount of recognized liabilities for securities lending transactions					$1,741,699

Avantis U.S. Equity Fund
Common Stocks	$103,375	—	—	—	$103,375
Gross amount of recognized liabilities for securities lending transactions					$103,375

Avantis U.S. Small Cap Value Fund
Common Stocks	$305,291	—	—	—	$305,291
Gross amount of recognized liabilities for securities lending transactions					$305,291

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

219

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

For the period ended February 28, 2021, the annual management fees for the Institutional Class and the effective annual management fees before and after waiver for G Class for each fund are as follows:

		Effective Annual Management Fee
	Institutional Class	G Class Before Waiver	G Class After Waiver
Avantis Emerging Markets Equity Fund	0.33%	0.33%	0.00%
Avantis International Equity Fund	0.23%	0.23%	0.00%
Avantis International Small Cap Value Fund	0.36%	0.36%	0.00%
Avantis U.S. Equity Fund	0.15%	0.15%	0.00%
Avantis U.S. Small Cap Value Fund	0.25%	0.25%	0.00%

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2021 were as follows:

	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund	Avantis U.S. Equity Fund	Avantis U.S. Small Cap Value Fund
Purchases	$52,978,428	$8,041,372	$45,738,914	$18,129,889	$81,757,151
Sales	$2,692,336	$4,303,388	$12,846,708	$3,004,962	$19,153,073

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2021(1)		Period ended August 31, 2020(2)
	Shares	Amount	Shares	Amount
Avantis Emerging Markets Equity Fund
Institutional Class
Sold	5,647,618	$66,861,495	3,922,272	$34,601,945
Issued in reinvestment of distributions	82,168	961,367	3,471	36,886
Redeemed	(1,499,041)	(16,158,065)	(386,865)	(3,633,873)
	4,230,745	51,664,797	3,538,878	31,004,958
G Class			N/A
Sold	483	6,354
Net increase (decrease)	4,231,228	$51,671,151	3,538,878	$31,004,958

(1)January 20, 2021 (commencement of sale) through February 28, 2021 for the G Class.
(2)December 4, 2019 (fund inception) through August 31, 2020.
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	Six months ended February 28, 2021(1)		Period ended August 31, 2020(2)
	Shares	Amount	Shares	Amount
Avantis International Equity Fund
Institutional Class
Sold	1,599,825	$16,804,297	5,642,579	$47,235,391
Issued in reinvestment of distributions	88,298	945,667	1,363	14,040
Redeemed	(1,323,718)	(13,666,858)	(438,658)	(4,021,810)
	364,405	4,083,106	5,205,284	43,227,621
G Class			N/A
Sold	572	6,521
Net increase (decrease)	364,977	$4,089,627	5,205,284	$43,227,621

Avantis International Small Cap Value Fund
Institutional Class
Sold	4,144,228	$43,625,542	4,850,159	$40,974,725
Issued in reinvestment of distributions	70,473	742,081	3,321	34,502
Redeemed	(1,070,369)	(10,599,719)	(318,324)	(2,706,305)
	3,144,332	33,767,904	4,535,156	38,302,922
G Class			N/A
Sold	508	5,749
Net increase (decrease)	3,144,840	$33,773,653	4,535,156	$38,302,922

Avantis U.S. Equity Fund
Institutional Class
Sold	2,648,047	$31,678,080	5,307,267	$47,661,440
Issued in reinvestment of distributions	45,855	550,258	1,534	15,804
Redeemed	(1,511,514)	(16,876,702)	(589,195)	(5,930,219)
	1,182,388	15,351,636	4,719,606	41,747,025
G Class			N/A
Sold	495	6,335
Net increase (decrease)	1,182,883	$15,357,971	4,719,606	$41,747,025

Avantis U.S. Small Cap Fund
Institutional Class
Sold	7,395,691	$82,420,102	9,720,837	$73,544,735
Issued in reinvestment of distributions	83,637	948,448	922	9,656
Redeemed	(1,996,200)	(22,085,765)	(938,475)	(7,177,760)
	5,483,128	61,282,785	8,783,284	66,376,631
G Class			N/A
Sold	625	8,016
Net increase (decrease)	5,483,753	$61,290,801	8,783,284	$66,376,631

(1)January 20, 2021 (commencement of sale) through February 28, 2021 for the G Class.
(2)December 4, 2019 (fund inception) through August 31, 2020.

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6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

Avantis Emerging Markets Equity Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$2,490,309	$2,877,716	—
Chile	177,208	667,753	—
China	10,487,516	22,481,668	—
Colombia	61,272	191,590	—
India	1,073,915	10,151,632	—
Indonesia	144,719	1,608,407	—
Mexico	715,240	1,434,964	—
Peru	328,856	—	—
Philippines	24,119	725,711	—
Russia	42,719	2,745,894	—
South Africa	453,389	3,805,371	—
South Korea	1,248,048	12,709,221	—
Taiwan	4,175,963	11,212,891	—
Turkey	16,146	621,769	—
Other Countries	—	6,109,827	—
Rights	—	12,875	—
Warrants	—	1,674	—
Temporary Cash Investments	915,821	—	—
Temporary Cash Investments - Securities Lending Collateral	1,430,604	—	—
	$23,785,844	$77,358,963	—

Liabilities
Other Financial Instruments
Futures Contracts	$13,591	—	—

222

Avantis International Equity Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$526,759	$3,638,600	—
Belgium	113,753	473,520	—
Canada	12,445	5,749,975	—
Denmark	369,276	889,893	—
Finland	69,502	574,645	—
France	799,409	4,736,647	—
Germany	354,436	4,549,550	—
Hong Kong	28,825	1,807,497	—
Israel	132,668	350,842	—
Italy	167,171	1,330,274	—
Japan	1,650,930	12,646,297	—
Netherlands	814,904	1,366,304	—
Norway	69,109	412,709	—
Spain	292,668	1,068,869	—
Sweden	193,468	2,062,200	—
Switzerland	967,009	3,898,170	—
United Kingdom	3,100,335	5,375,284	—
Other Countries	—	1,509,198	—
Warrants	—	1,711	—
Rights	—	956	—
Temporary Cash Investments	531,027	—	—
Temporary Cash Investments - Securities Lending Collateral	2,397,530	—	—
	$12,591,224	$52,443,141	—
Other Financial Instruments
Futures Contracts	$8,617	—	—

Avantis International Small Cap Value Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$984,943	$85,437,547	—
Rights	—	7,882	—
Temporary Cash Investments	1,234,681	—	—
Temporary Cash Investments - Securities Lending Collateral	1,741,699	—	—
	$3,961,323	$85,445,429	—
Other Financial Instruments
Futures Contracts	$91,282	—	—

223

Avantis U.S. Equity Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$75,297,026	—	—
Temporary Cash Investments	554,205	—	—
Temporary Cash Investments - Securities Lending Collateral	103,375	—	—
	$75,954,606	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$11,056	—	—

Avantis U.S. Small Cap Value Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$192,531,768	—	—
Temporary Cash Investments	838,426	—	—
Temporary Cash Investments - Securities Lending Collateral	305,291	—	—
	$193,675,485	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$20,226	—	—

7. Derivative Instruments

Equity Price Risk — The funds are subject to equity price risk in the normal course of pursuing its investment objectives. The funds may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. The funds may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The funds' average notional exposure to equity price risk derivative instruments held during the period were as follows:

Futures Contracts Purchased
Avantis Emerging Markets Equity Fund	$607,773
Avantis International Equity Fund	$445,448
Avantis International Small Cap Value Fund	$552,847
Avantis U.S. Equity Fund	$509,060
Avantis U.S. Small Cap Value Fund	$675,652

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Value of Derivative Instruments as of February 28, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statements of Assets and Liabilities	Value	Location on Statements of Assets and Liabilities	Value
Avantis Emerging Markets Equity Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$25,238

Avantis International Equity Fund

Equity Price Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$1,880

Avantis International Small Cap Value Fund

Equity Price Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$320

Avantis U.S. Equity Fund

Equity Price Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$1,880

Avantis U.S. Small Cap Value Fund

Equity Price Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$160

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedules of Investments.

Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended February 28, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statements of Operations	Value	Location on Statements of Operations	Value
Avantis Emerging Markets Equity Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$24,676	Change in net unrealized appreciation (depreciation) on futures contracts	$(34,465)

Avantis International Equity Fund

Equity Price Risk	Net realized gain (loss) on futures contract transactions	$58,773	Change in net unrealized appreciation (depreciation) on futures contracts	$(29,463)

Avantis International Small Cap Value Fund

Equity Price Risk	Net realized gain (loss) on futures contract transactions	$115,862	Change in net unrealized appreciation (depreciation) on futures contracts	$68,967

Avantis U.S. Equity Fund

Equity Price Risk	Net realized gain (loss) on futures contract transactions	$101,143	Change in net unrealized appreciation (depreciation) on futures contracts	$(57,274)

Avantis U.S. Small Cap Value Fund

Equity Price Risk	Net realized gain (loss) on futures contract transactions	$538,653	Change in net unrealized appreciation (depreciation) on futures contracts	$(56,172)

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8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Avantis International Small Cap Value Fund and Avantis U.S. Small Cap Value Fund invest in common stocks of small companies. Because of this, the funds may be subject to greater risk and market fluctuations than funds investing in larger, more established companies.

9. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund	Avantis U.S. Equity Fund	Avantis U.S. Small Cap Value Fund
Federal tax cost of investments	$83,828,056	$49,775,591	$74,375,316	$57,637,002	$133,968,640
Gross tax appreciation of investments	$19,070,791	$15,796,144	$16,260,478	$18,796,950	$60,543,105
Gross tax depreciation of investments	(1,754,040)	(537,370)	(1,229,042)	(479,346)	(836,260)
Net tax appreciation (depreciation) of investments	$17,316,751	$15,258,774	$15,031,436	$18,317,604	$59,706,845

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of August 31, 2020, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

Short-term capital losses
Avantis Emerging Markets Equity Fund	$(55,255)
Avantis International Equity Fund	$(43,364)
Avantis International Small Cap Value Fund	$(135,959)
226

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Equity Fund
Institutional Class
2021(3)	$10.32	0.05	2.64	2.69	(0.19)	$12.82	26.07%	0.33%(4)	0.33%(4)	0.86%(4)	0.86%(4)	5%	$99,608
2020(5)	$10.00	0.23	0.12	0.35	(0.03)	$10.32	3.57%	0.33%(4)	0.33%(4)	3.26%(4)	3.26%(4)	4%	$36,539
G Class
2021(6)	$13.16	0.01	(0.34)	(0.33)	—	$12.83	(2.51)%	0.00%(4)(7)	0.33%(4)	0.44%(4)	0.11%(4)	5%(8)	$6

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2021 (unaudited).
(4)Annualized.
(5)December 4, 2019 (fund inception) through August 31, 2020.
(6)January 20, 2021 (commencement of sale) through February 28, 2021 (unaudited).
(7)Ratio was less than 0.005%.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended February 28, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis International Equity Fund
Institutional Class
2021(3)	$9.78	0.07	1.59	1.66	(0.18)	$11.26	17.11%	0.23%(4)	0.23%(4)	1.44%(4)	1.44%(4)	8%	$62,719
2020(5)	$10.00	0.17	(0.38)	(0.21)	(0.01)	$9.78	(2.10)%	0.23%(4)	0.23%(4)	2.54%(4)	2.54%(4)	2%	$50,898
G Class
2021(6)	$11.35	0.02	(0.11)	(0.09)	—	$11.26	(0.79)%	0.00%(4)(7)	0.23%(4)	1.41%(4)	1.18%(4)	8%(8)	$6

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2021 (unaudited).
(4)Annualized.
(5)December 4, 2019 (fund inception) through August 31, 2020.
(6)January 20, 2021 (commencement of sale) through February 28, 2021 (unaudited).
(7)Ratio was less than 0.005%.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended February 28, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis International Small Cap Value Fund
Institutional Class
2021(3)	$9.32	0.09	2.16	2.25	(0.15)	$11.42	24.26%	0.36%(4)	0.36%(4)	1.67%(4)	1.67%(4)	22%	$87,731
2020(5)	$10.00	0.14	(0.78)	(0.64)	(0.04)	$9.32	(6.43)%	0.36%(4)	0.36%(4)	2.18%(4)	2.18%(4)	12%	$42,263
G Class
2021(6)	$11.31	0.01	0.11	0.12	—	$11.43	1.06%	0.00%(4)(7)	0.36%(4)	1.21%(4)	0.85%(4)	22%(8)	$6

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2021 (unaudited).
(4)Annualized.
(5)December 4, 2019 (fund inception) through August 31, 2020.
(6)January 20, 2021 (commencement of sale) through February 28, 2021 (unaudited).
(7)Ratio was less than 0.005%.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended February 28, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Equity Fund
Institutional Class
2021(3)	$10.92	0.08	1.98	2.06	(0.09)	(0.03)	(0.12)	$12.86	18.90%	0.15%(4)	0.15%(4)	1.44%(4)	1.44%(4)	5%	$75,914
2020(5)	$10.00	0.12	0.82	0.94	(0.02)	—	(0.02)	$10.92	9.37%	0.15%(4)	0.15%(4)	1.62%(4)	1.62%(4)	3%	$51,531
G Class
2021(6)	$12.80	0.02	0.05	0.07	—	—	—	$12.87	0.55%	0.00%(4)(7)	0.15%(4)	1.73%(4)	1.58%(4)	5%(8)	$6

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2021 (unaudited).
(4)Annualized.
(5)December 4, 2019 (fund inception) through August 31, 2020.
(6)January 20, 2021 (commencement of sale) through February 28, 2021 (unaudited).
(7)Ratio was less than 0.005%.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended February 28, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Value Fund
Institutional Class
2021(3)	$9.03	0.13	4.48	4.61	(0.08)	—(4)	(0.08)	$13.56	51.27%	0.25%(5)	0.25%(5)	2.36%(5)	2.36%(5)	16%	$193,398
2020(6)	$10.00	0.11	(1.07)	(0.96)	(0.01)	—	(0.01)	$9.03	(9.57)%	0.25%(5)	0.25%(5)	1.89%(5)	1.89%(5)	4%	$79,338
G Class
2021(7)	$12.82	0.05	0.69	0.74	—	—	—	$13.56	5.77%	0.00%(5)(8)	0.25%(5)	3.45%(5)	3.20%(5)	16%(9)	$8

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2021 (unaudited).
(4)Per-share amount was less than $0.005.
(5)Annualized.
(6)December 4, 2019 (fund inception) through August 31, 2020.
(7)January 20, 2021 (commencement of sale) through February 28, 2021 (unaudited).
(8)Ratio was less than 0.005%.
(9)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended February 28, 2021.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

232

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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96959 2104

Semiannual Report

February 28, 2021

Avantis® Core Fixed Income Fund
Institutional Class (AVIGX)
G Class (AVBNX)
Avantis® Core Municipal Fixed Income Fund
Institutional Class (AVMUX)
G Class (AVFNX)
Avantis® Short-Term Fixed Income Fund
Institutional Class (AVSFX)
G Class (AVGNX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Yield Rose as Stimulus, Vaccines Sparked Optimism

Early in the reporting period, investors generally remained upbeat despite periodic upswings in virus cases, ongoing lockdowns in certain states and uncertainty surrounding the U.S. political climate. Significant support from the Federal Reserve and the federal government helped maintain investor confidence in the financial markets and strengthen the economic backdrop. Additionally, positive vaccine developments and a late-2020 federal coronavirus aid package also provided support. Furthermore, political clarity emerged following the January U.S. Senate run-off elections in Georgia, which triggered expectations for another federal COVID-19 relief bill in early 2021. The record $1.9 trillion American Rescue Plan Act of 2021 worked its way through Congress in February (and ultimately passed in early March).

Overall, the improving economic backdrop combined with massive monetary and fiscal support drove inflation expectations and U.S. bond yields higher. The yield on the benchmark 10-year U.S. Treasury note ended the reporting period at its highest level in more than one year. Municipal bond (muni) yields generally tracked Treasury yields higher but at a more modest pace.

Rising yields pressured U.S. investment-grade bond and muni returns, which declined. Shorter-maturity bonds generally outperformed longer-maturity bonds, and lower-quality bonds broadly outperformed higher-quality securities for the reporting period.

A Return to Normalcy in Sight

The return to pre-pandemic life appears to be on the horizon thanks to declining COVID-19 cases and expanding vaccine distribution programs. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. Nevertheless, until the vaccine is more widely available, investors still may face the effects of virus-related restrictions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors
2

Fund Characteristics

FEBRUARY 28, 2021

Avantis Core Fixed Income Fund
Portfolio at a Glance
Weighted Average Life to Maturity	7.8 years
Average Duration (effective)	6.7 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	59.5%
U.S. Treasury Securities	29.5%
U.S. Government Agency Mortgage-Backed Securities	17.5%
Commercial Paper	4.7%
U.S. Government Agency Securities	1.0%
Temporary Cash Investments	6.5%
Other Assets and Liabilities	(18.7)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

3

Fund Characteristics

FEBRUARY 28, 2021

Avantis Core Municipal Fixed Income Fund
Portfolio at a Glance
Weighted Average Life to Maturity	3.9 years
Average Duration (modified)	2.1 years

Top Five States and Territories	% of net assets
New York	8.7%
California	7.6%
Alabama	3.7%
Virginia	2.2%
Florida	1.8%

Top Five Sectors	% of fund investments
Special Tax	11%
General Obligation (GO) - Local	7%
General Obligation (GO) - State	6%
Lease Revenue	2%
Toll Facilities	2%

Types of Investments in Portfolio	% of net assets
Municipal Securities	32.7%
Temporary Cash Investments	82.5%
Other Assets and Liabilities	(15.2)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.
4

Fund Characteristics

FEBRUARY 28, 2021

Avantis Short-Term Fixed Income Fund
Portfolio at a Glance
Weighted Average Life to Maturity	2.7 years
Average Duration (effective)	2.6 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	45.0%
U.S. Treasury Securities	38.9%
U.S. Government Agency Securities	2.6%
Sovereign Governments and Agencies	0.2%
Temporary Cash Investments	14.5%
Other Assets and Liabilities	(1.2)%

5

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2020 to February 28, 2021 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Expenses Paid During Period(1) 9/1/20 - 2/28/21	Annualized Expense Ratio(1)
Avantis Core Fixed Income Fund
Actual
Institutional Class	$1,000	$998.20	$0.02(2)	0.15%
G Class	$1,000	$998.20	$0.00(2)	0.00%
Hypothetical
Institutional Class	$1,000	$1,024.05	$0.75	0.15%
G Class	$1,000	$1,024.80	$0.00	0.00%
Avantis Core Municipal Fixed Income Fund
Actual
Institutional Class	$1,000	$1,000.00	$0.02(2)	0.15%
G Class	$1,000	$1,000.10	$0.00(2)	0.00%
Hypothetical
Institutional Class	$1,000	$1,024.05	$0.75	0.15%
G Class	$1,000	$1,024.80	$0.00	0.00%
Avantis Short-Term Fixed Income Fund
Actual
Institutional Class	$1,000	$998.10	$0.02(2)	0.15%
G Class	$1,000	$998.10	$0.00(2)	0.00%
Hypothetical
Institutional Class	$1,000	$1,024.05	$0.75	0.15%
G Class	$1,000	$1,024.80	$0.00	0.00%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 5, the number of days in the period from February 24, 2021 (fund inception) through February 28, 2021, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

7

Schedules of Investments

FEBRUARY 28, 2021 (UNAUDITED)

Avantis Core Fixed Income Fund
	Principal Amount	Value
CORPORATE BONDS — 59.5%
Aerospace and Defense — 2.5%
General Dynamics Corp., 3.625%, 4/1/30	$64,000	$72,893
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	30,000	33,147
Lockheed Martin Corp., 3.55%, 1/15/26	97,000	108,123
Northrop Grumman Corp., 3.25%, 1/15/28	42,000	45,795
Precision Castparts Corp., 3.25%, 6/15/25	42,000	45,858
Textron, Inc., 4.00%, 3/15/26	30,000	33,513
Textron, Inc., 2.45%, 3/15/31	42,000	41,559
		380,888
Airlines — 0.5%
Southwest Airlines Co., 5.125%, 6/15/27	32,000	37,513
Southwest Airlines Co., 2.625%, 2/10/30	37,000	36,869
		74,382
Auto Components — 0.3%
BorgWarner, Inc., 2.65%, 7/1/27	48,000	50,889
Automobiles — 1.4%
American Honda Finance Corp., MTN, 1.00%, 9/10/25	60,000	59,780
American Honda Finance Corp., MTN, 2.35%, 1/8/27	48,000	50,857
General Motors Financial Co., Inc., 5.10%, 1/17/24	27,000	30,090
Toyota Motor Credit Corp., MTN, 3.375%, 4/1/30	30,000	33,379
Toyota Motor Credit Corp., MTN, 1.65%, 1/10/31	38,000	37,164
		211,270
Banks — 3.8%
Bank of Nova Scotia (The), 3.40%, 2/11/24	68,000	73,635
Fifth Third Bancorp, 3.65%, 1/25/24	66,000	71,609
Inter-American Development Bank, 3.125%, 9/18/28	60,000	68,015
International Bank for Reconstruction & Development, 0.75%, 11/24/27	60,000	58,300
Santander Holdings USA, Inc., 3.45%, 6/2/25	36,000	38,734
Santander Holdings USA, Inc., 4.40%, 7/13/27	36,000	40,456
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	30,000	32,713
US Bancorp, MTN, 3.95%, 11/17/25	97,000	109,846
Wells Fargo & Co., MTN, 3.55%, 9/29/25	66,000	72,882
		566,190
Beverages — 1.3%
Molson Coors Beverage Co., 3.00%, 7/15/26	73,000	78,696
PepsiCo, Inc., 3.00%, 10/15/27	73,000	80,377
PepsiCo, Inc., 1.40%, 2/25/31	31,000	29,723
		188,796
Biotechnology — 0.3%
AbbVie, Inc., 4.50%, 5/14/35	36,000	43,411
Capital Markets — 1.6%
BlackRock, Inc., 3.25%, 4/30/29	12,000	13,463
Brookfield Finance, Inc., 3.90%, 1/25/28	66,000	74,509
Charles Schwab Corp. (The), 3.20%, 3/2/27	30,000	33,119
Franklin Resources, Inc., 1.60%, 10/30/30	57,000	54,481
8

Avantis Core Fixed Income Fund
	Principal Amount	Value
TD Ameritrade Holding Corp., 2.75%, 10/1/29	$55,000	$58,595
		234,167
Chemicals — 3.1%
Air Products and Chemicals, Inc., 1.50%, 10/15/25	73,000	74,690
DuPont de Nemours, Inc., 2.17%, 5/1/23	73,000	73,383
EI du Pont de Nemours and Co., 2.30%, 7/15/30	30,000	30,788
Linde, Inc., 3.20%, 1/30/26	48,000	52,955
Mosaic Co. (The), 5.45%, 11/15/33	60,000	74,467
RPM International, Inc., 4.55%, 3/1/29	64,000	73,606
Westlake Chemical Corp., 3.60%, 8/15/26	42,000	46,163
Westlake Chemical Corp., 3.375%, 6/15/30	30,000	32,146
		458,198
Commercial Services and Supplies — 0.3%
Waste Management, Inc., 7.00%, 7/15/28	29,000	39,325
Construction and Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/1/30	30,000	31,361
Consumer Finance — 0.5%
Synchrony Financial, 5.15%, 3/19/29	66,000	78,467
Diversified Financial Services — 0.2%
Equitable Holdings, Inc., 4.35%, 4/20/28	30,000	34,284
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 6.15%, 9/15/34	56,000	73,074
Telefonica Europe BV, 8.25%, 9/15/30	24,000	35,146
		108,220
Electric Utilities — 4.0%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25(1)	12,000	13,395
DTE Electric Co., 2.625%, 3/1/31	66,000	69,852
Duke Energy Carolinas LLC, 6.00%, 12/1/28	30,000	38,596
Duke Energy Ohio, Inc., 2.125%, 6/1/30	36,000	36,560
Entergy Arkansas LLC, 4.00%, 6/1/28	32,000	36,607
Entergy Louisiana LLC, 3.05%, 6/1/31	33,000	35,974
IPALCO Enterprises, Inc., 4.25%, 5/1/30(1)	57,000	64,382
PacifiCorp, 2.70%, 9/15/30	54,000	57,332
PPL Electric Utilities Corp., 6.25%, 5/15/39	18,000	25,799
Public Service Electric and Gas Co., MTN, 3.00%, 5/15/27	36,000	39,381
Puget Energy, Inc., 4.10%, 6/15/30	66,000	73,843
Union Electric Co., 2.95%, 3/15/30	68,000	74,072
Wisconsin Power and Light Co., 3.00%, 7/1/29	24,000	26,268
		592,061
Electronic Equipment, Instruments and Components — 1.1%
Flex Ltd., 3.75%, 2/1/26	30,000	32,741
Flex Ltd., 4.875%, 5/12/30	24,000	27,965
Jabil, Inc., 3.00%, 1/15/31	30,000	30,702
Trimble, Inc., 4.90%, 6/15/28	62,000	73,161
		164,569
Energy Equipment and Services — 0.7%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27	30,000	33,150
Schlumberger Investment SA, 2.65%, 6/26/30	66,000	68,715
		101,865
Entertainment — 0.6%
Walt Disney Co. (The), 2.00%, 9/1/29	42,000	42,561
9

Avantis Core Fixed Income Fund
	Principal Amount	Value
Walt Disney Co. (The), 6.15%, 2/15/41	$30,000	$44,231
		86,792
Equity Real Estate Investment Trusts (REITs) — 4.7%
American Campus Communities Operating Partnership LP, 3.875%, 1/30/31	66,000	73,318
American Homes 4 Rent LP, 4.25%, 2/15/28	66,000	74,204
American Tower Corp., 3.60%, 1/15/28	66,000	73,023
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	24,000	26,183
Brixmor Operating Partnership LP, 3.65%, 6/15/24	69,000	74,745
Corporate Office Properties LP, 2.25%, 3/15/26	72,000	73,920
Highwoods Realty LP, 4.125%, 3/15/28	33,000	36,509
Highwoods Realty LP, 2.60%, 2/1/31	36,000	35,704
Kilroy Realty LP, 2.50%, 11/15/32	79,000	76,777
Realty Income Corp., 3.65%, 1/15/28	36,000	40,236
Simon Property Group LP, 6.75%, 2/1/40	30,000	43,383
Ventas Realty LP, 4.75%, 11/15/30	66,000	78,242
		706,244
Food and Staples Retailing — 1.2%
Sysco Corp., 6.60%, 4/1/40	54,000	77,039
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	12,000	13,218
Walgreens Boots Alliance, Inc., 3.20%, 4/15/30	30,000	32,276
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34	19,000	21,980
Walmart, Inc., 3.70%, 6/26/28	32,000	36,701
		181,214
Food Products — 1.5%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	66,000	73,400
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	73,000	79,060
Campbell Soup Co., 4.15%, 3/15/28	64,000	73,593
		226,053
Gas Utilities — 0.2%
Southern California Gas Co., 2.55%, 2/1/30	35,000	36,503
Health Care Equipment and Supplies — 0.5%
Edwards Lifesciences Corp., 4.30%, 6/15/28	26,000	29,858
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	42,000	46,213
		76,071
Health Care Providers and Services — 1.2%
CVS Health Corp., 1.875%, 2/28/31	53,000	51,271
HCA, Inc., 4.125%, 6/15/29	66,000	74,579
UnitedHealth Group, Inc., 3.45%, 1/15/27	24,000	26,886
UnitedHealth Group, Inc., 4.625%, 7/15/35	24,000	30,355
		183,091
Household Durables — 0.4%
Whirlpool Corp., 4.00%, 3/1/24	54,000	59,343
Industrial Conglomerates — 0.9%
3M Co., MTN, 5.70%, 3/15/37	18,000	24,598
Honeywell International, Inc., 5.70%, 3/15/36	24,000	32,861
Roper Technologies, Inc., 1.40%, 9/15/27	73,000	72,280
		129,739
Insurance — 1.5%
Brighthouse Financial, Inc., 3.70%, 6/22/27	68,000	74,182
Chubb INA Holdings, Inc., 1.375%, 9/15/30	36,000	34,281
10

Avantis Core Fixed Income Fund
	Principal Amount	Value
MetLife, Inc., 3.60%, 11/13/25	$97,000	$108,139
		216,602
Interactive Media and Services — 0.3%
Alphabet, Inc., 0.80%, 8/15/27	48,000	46,703
Internet and Direct Marketing Retail — 0.2%
Amazon.com, Inc., 5.20%, 12/3/25	30,000	35,643
IT Services — 1.8%
DXC Technology Co., 4.75%, 4/15/27	65,000	73,857
International Business Machines Corp., 1.95%, 5/15/30	111,000	110,057
Visa, Inc., 2.75%, 9/15/27	24,000	26,137
Visa, Inc., 1.10%, 2/15/31	30,000	28,149
Western Union Co. (The), 6.20%, 11/17/36	30,000	37,871
		276,071
Leisure Products — 0.5%
Hasbro, Inc., 3.50%, 9/15/27	67,000	72,909
Machinery — 2.6%
ABB Finance USA, Inc., 3.80%, 4/3/28	64,000	73,719
Caterpillar Financial Services Corp., MTN, 3.65%, 12/7/23	24,000	26,175
Caterpillar Financial Services Corp., MTN, 1.10%, 9/14/27	30,000	29,514
John Deere Capital Corp., MTN, 3.05%, 1/6/28	102,000	112,112
Kennametal, Inc., 4.625%, 6/15/28	65,000	73,925
Oshkosh Corp., 4.60%, 5/15/28	64,000	73,663
		389,108
Media — 0.8%
Comcast Corp., 4.25%, 10/15/30	60,000	70,755
ViacomCBS, Inc., 4.95%, 1/15/31	42,000	50,610
		121,365
Metals and Mining — 0.7%
Kinross Gold Corp., 4.50%, 7/15/27	42,000	48,053
Steel Dynamics, Inc., 3.25%, 1/15/31	54,000	58,050
		106,103
Multi-Utilities — 0.2%
San Diego Gas & Electric Co., 1.70%, 10/1/30	37,000	35,864
Multiline Retail — 0.5%
Dollar Tree, Inc., 4.20%, 5/15/28	30,000	34,413
Target Corp., 2.65%, 9/15/30	42,000	44,866
		79,279
Oil, Gas and Consumable Fuels — 6.2%
Burlington Resources LLC, 7.40%, 12/1/31	18,000	26,474
Canadian Natural Resources Ltd., 2.95%, 7/15/30	29,000	29,778
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	63,000	73,622
Chevron Corp., 1.55%, 5/11/25	42,000	43,076
Chevron USA, Inc., 3.85%, 1/15/28	26,000	29,711
Cimarex Energy Co., 3.90%, 5/15/27	40,000	44,160
Cimarex Energy Co., 4.375%, 3/15/29	26,000	29,221
Enbridge, Inc., 3.125%, 11/15/29	42,000	44,896
Enterprise Products Operating LLC, 3.70%, 2/15/26	18,000	19,983
Equinor ASA, 2.875%, 4/6/25	44,000	47,257
Equinor ASA, 1.75%, 1/22/26	70,000	72,201
Exxon Mobil Corp., 2.44%, 8/16/29	54,000	56,418
Exxon Mobil Corp., 2.61%, 10/15/30	36,000	37,724
11

Avantis Core Fixed Income Fund
	Principal Amount	Value
Kinder Morgan, Inc., 5.30%, 12/1/34	$18,000	$21,776
Marathon Petroleum Corp., 4.70%, 5/1/25	24,000	27,318
MPLX LP, 2.65%, 8/15/30	30,000	29,876
Phillips 66, 3.90%, 3/15/28	24,000	27,217
Pioneer Natural Resources Co., 1.90%, 8/15/30	30,000	28,875
Shell International Finance BV, 3.25%, 5/11/25	18,000	19,632
Shell International Finance BV, 2.50%, 9/12/26	66,000	70,528
Shell International Finance BV, 4.125%, 5/11/35	12,000	14,130
Total Capital International SA, 2.99%, 6/29/41	22,000	22,210
TransCanada PipeLines Ltd., 4.25%, 5/15/28	24,000	27,689
Valero Energy Corp., 6.625%, 6/15/37	30,000	39,646
Valero Energy Partners LP, 4.50%, 3/15/28	26,000	29,402
Williams Cos., Inc. (The), 4.00%, 9/15/25	18,000	19,991
		932,811
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co., 3.25%, 2/27/27	33,000	36,658
Bristol-Myers Squibb Co., 1.45%, 11/13/30	46,000	44,188
Eli Lilly and Co., 3.375%, 3/15/29	39,000	43,698
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	36,000	54,536
Johnson & Johnson, 0.55%, 9/1/25	24,000	23,826
Johnson & Johnson, 2.90%, 1/15/28	54,000	59,394
Merck & Co., Inc., 0.75%, 2/24/26	42,000	41,811
Mylan, Inc., 4.55%, 4/15/28	61,000	70,793
Novartis Capital Corp., 3.10%, 5/17/27	66,000	72,970
Novartis Capital Corp., 2.20%, 8/14/30	36,000	37,220
Royalty Pharma plc, 2.20%, 9/2/30(1)	73,000	71,945
Sanofi, 3.625%, 6/19/28	65,000	73,918
		630,957
Semiconductors and Semiconductor Equipment — 1.7%
Broadcom, Inc., 4.11%, 9/15/28	66,000	73,317
Intel Corp., 4.60%, 3/25/40	58,000	73,137
NXP BV / NXP Funding LLC, 5.55%, 12/1/28(1)	24,000	29,358
QUALCOMM, Inc., 3.25%, 5/20/27	66,000	73,197
		249,009
Software — 0.7%
Adobe, Inc., 2.30%, 2/1/30	35,000	36,231
VMware, Inc., 4.70%, 5/15/30	60,000	70,377
		106,608
Specialty Retail — 1.2%
AutoNation, Inc., 3.80%, 11/15/27	40,000	44,041
AutoNation, Inc., 4.75%, 6/1/30	24,000	28,329
Home Depot, Inc. (The), 2.80%, 9/14/27	66,000	71,897
TJX Cos., Inc. (The), 1.15%, 5/15/28	30,000	29,109
		173,376
Technology Hardware, Storage and Peripherals — 1.2%
Apple, Inc., 3.25%, 2/23/26	24,000	26,415
Apple, Inc., 3.20%, 5/11/27	12,000	13,280
Apple, Inc., 2.20%, 9/11/29	18,000	18,579
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	57,000	74,519
HP, Inc., 3.40%, 6/17/30	42,000	45,346
		178,139
12

Avantis Core Fixed Income Fund
	Principal Amount	Value
Trading Companies and Distributors — 0.5%
Air Lease Corp., 3.625%, 12/1/27	$69,000	$73,844
Transportation Infrastructure — 0.5%
FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 8/20/35	71,048	71,549
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 3.75%, 4/15/27(1)	66,000	72,766
TOTAL CORPORATE BONDS (Cost $8,932,045)		8,912,099
U.S. TREASURY SECURITIES — 29.5%
U.S. Treasury Bills, 0.06%, 8/26/21(2)	350,000	349,926
U.S. Treasury Bonds, 7.625%, 2/15/25	340,000	435,519
U.S. Treasury Bonds, 5.50%, 8/15/28	120,000	157,613
U.S. Treasury Bonds, 5.375%, 2/15/31	110,000	151,632
U.S. Treasury Bonds, 3.125%, 11/15/41	130,000	155,279
U.S. Treasury Bonds, 3.375%, 5/15/44	180,000	223,713
U.S. Treasury Bonds, 2.875%, 8/15/45	260,000	299,122
U.S. Treasury Cash Management Bills, 0.05%, 7/20/21(2)	350,000	349,959
U.S. Treasury Notes, 1.875%, 7/31/22	585,000	599,602
U.S. Treasury Notes, 0.125%, 2/15/24	150,000	149,361
U.S. Treasury Notes, 2.125%, 3/31/24	280,000	295,739
U.S. Treasury Notes, 2.375%, 8/15/24	140,000	149,669
U.S. Treasury Notes, 0.375%, 1/31/26	450,000	442,758
U.S. Treasury Notes, 0.625%, 11/30/27	300,000	291,123
U.S. Treasury Notes, 0.75%, 1/31/28	150,000	146,496
U.S. Treasury Notes, 0.875%, 11/15/30	240,000	228,900
TOTAL U.S. TREASURY SECURITIES (Cost $4,427,861)		4,426,411
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 17.5%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 17.5%
GNMA, 2.50%, TBA	150,000	155,754
GNMA, 3.00%, TBA	300,000	312,305
GNMA, 3.00%, TBA	300,000	312,621
UMBS, 1.50%, TBA	300,000	302,124
UMBS, 1.50%, TBA	50,000	49,127
UMBS, 1.50%, TBA	50,000	49,028
UMBS, 1.50%, TBA	150,000	151,460
UMBS, 2.00%, TBA	300,000	309,202
UMBS, 2.00%, TBA	150,000	155,023
UMBS, 2.00%, TBA	100,000	101,019
UMBS, 2.00%, TBA	100,000	100,807
UMBS, 2.50%, TBA	300,000	311,039
UMBS, 2.50%, TBA	300,000	310,400
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $2,622,856)		2,619,909
COMMERCIAL PAPER — 4.7%
Banco Santander SA, 0.19%, 6/4/21(1)(2)	350,000	349,843
Skandinaviska Enskilda Banken AG, 0.15%, 5/24/21(1)(2)	350,000	349,897
TOTAL COMMERCIAL PAPER (Cost $699,702)		699,740
U.S. GOVERNMENT AGENCY SECURITIES — 1.0%
FNMA, 0.25%, 5/22/23 (Cost $150,256)	150,000	150,249
13

Avantis Core Fixed Income Fund
	Shares	Value
TEMPORARY CASH INVESTMENTS — 6.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $975,425)	975,425	$975,425
TOTAL INVESTMENT SECURITIES — 118.7% (Cost $17,808,145)		17,783,833
OTHER ASSETS AND LIABILITIES(3) — (18.7)%		(2,805,596)
TOTAL NET ASSETS — 100.0%		$14,978,237

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 35	Sell	1.00%	12/20/25	$300,000	$6,700	$(413)	$6,287
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
MTN	-	Medium Term Note
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $951,586, which represented 6.4% of total net assets.
(2)The rate indicated is the yield to maturity at purchase.
(3)Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.
14

FEBRUARY 28, 2021 (UNAUDITED)

Avantis Core Municipal Fixed Income Fund
	Principal Amount	Value
MUNICIPAL SECURITIES — 32.7%
Alabama — 3.7%
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/36	$10,000	$11,964
Alabama Federal Aid Highway Finance Authority Rev., 4.00%, 6/1/37	25,000	28,601
Alabama Public School and College Authority Rev., 5.00%, 11/1/37	270,000	351,619
Alabama Public School and College Authority Rev., 4.00%, 11/1/40	135,000	160,859
		553,043
Arizona — 0.2%
Pima County Sewer System Rev., 5.00%, 7/1/25	20,000	23,777
California — 7.6%
California State Public Works Board Rev., 5.00%, 11/1/29	15,000	16,776
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/25	25,000	29,571
California State University Rev., 4.00%, 11/1/34	50,000	56,987
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/33	20,000	24,868
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	95,000	120,688
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/24	15,000	17,276
Los Angeles Unified School District GO, 3.00%, 7/1/35	90,000	98,839
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/31	40,000	48,749
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/29	25,000	30,439
San Diego Unified School District GO, 5.25%, 7/1/28 (AGM)	25,000	32,750
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/30(1)	15,000	12,983
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/34	15,000	18,290
State of California GO, 5.00%, 9/1/26	20,000	24,623
State of California GO, 5.00%, 11/1/27	40,000	50,705
State of California GO, 5.00%, 8/1/30	40,000	51,079
State of California GO, 5.25%, 8/1/32 (AGM)	10,000	13,839
State of California GO, 4.00%, 9/1/33	70,000	80,765
State of California GO, 5.00%, 9/1/35	40,000	48,428
State of California GO, 3.00%, 10/1/35	165,000	182,036
State of California GO, 4.00%, 3/1/36	110,000	130,700
State of California GO, 3.00%, 10/1/37	50,000	54,227
		1,144,618
Colorado — 0.2%
Regional Transportation District Sales Tax Rev., 5.00%, 11/1/28	20,000	25,915
State of Colorado COP, 4.00%, 12/15/37	10,000	11,892
		37,807
Connecticut — 0.2%
State of Connecticut GO, 5.00%, 1/15/31	25,000	32,409
District of Columbia — 0.8%
District of Columbia GO, 5.00%, 6/1/31	25,000	28,534
District of Columbia GO, 5.00%, 10/15/34	50,000	63,994
District of Columbia GO, 5.00%, 10/15/36	20,000	25,395
District of Columbia GO, 4.00%, 6/1/37	5,000	5,710
		123,633
15

Avantis Core Municipal Fixed Income Fund
	Principal Amount	Value
Florida — 1.8%
Florida Department of Management Services COP, 5.00%, 11/1/28	$50,000	$64,363
Hillsborough County School Board COP, 5.00%, 7/1/29	30,000	38,884
Orange County School Board COP, 5.00%, 8/1/34	60,000	72,105
Palm Beach County School District COP, 5.00%, 8/1/29	15,000	19,084
School Board of Miami-Dade County COP, 5.00%, 2/1/25	40,000	46,605
School Board of Miami-Dade County COP, 5.00%, 5/1/26	30,000	35,228
		276,269
Georgia — 0.1%
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	10,000	10,922
Hawaii — 0.5%
City & County of Honolulu GO, 5.00%, 3/1/25	30,000	35,343
City & County of Honolulu GO, 5.00%, 9/1/29	30,000	38,478
		73,821
Illinois — 0.6%
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	15,000	17,568
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	15,000	19,600
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	30,000	39,171
State of Illinois GO, 4.00%, 10/1/32	10,000	11,091
		87,430
Louisiana — 0.4%
State of Louisiana GO, 5.00%, 8/1/27	50,000	61,120
Maryland — 0.4%
State of Maryland GO, 5.00%, 3/15/25	15,000	17,727
State of Maryland GO, 5.00%, 3/15/29	15,000	19,678
State of Maryland GO, 5.00%, 3/15/31	15,000	18,485
		55,890
Massachusetts — 0.5%
Massachusetts Bay Transportation Authority Rev., 5.00%, 7/1/29	45,000	58,907
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	10,000	11,709
		70,616
Michigan — 0.2%
Michigan State Building Authority Rev., 5.00%, 4/15/30	20,000	23,815
Nevada — 0.3%
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	35,000	42,608
New Jersey — 1.3%
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	25,000	28,039
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.00%, 6/15/37	15,000	16,353
New Jersey Turnpike Authority Rev., 5.00%, 1/1/32	45,000	55,293
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	20,000	24,154
New Jersey Turnpike Authority Rev., 5.00%, 1/1/34	10,000	12,060
New Jersey Turnpike Authority Rev., 3.25%, 1/1/38	20,000	21,225
State of New Jersey GO, 5.00%, 6/1/28	35,000	43,669
		200,793
New York — 8.7%
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/24	20,000	22,596
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/28	15,000	18,362
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/32	15,000	18,020
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	105,000	124,206
16

Avantis Core Municipal Fixed Income Fund
	Principal Amount	Value
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/33	$15,000	$18,628
Nassau County GO, 5.00%, 10/1/27	80,000	99,193
New York City GO, 5.00%, 8/1/25	95,000	109,315
New York City GO, 5.00%, 8/1/26	15,000	18,326
New York City GO, 5.00%, 8/1/27	60,000	75,109
New York City GO, 5.00%, 8/1/28	75,000	81,530
New York City GO, 5.00%, 12/1/33	25,000	30,173
New York City GO, 4.00%, 10/1/39	115,000	130,145
New York City GO, 4.00%, 3/1/42	20,000	22,556
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/30	25,000	29,327
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	25,000	31,467
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	20,000	25,292
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	15,000	18,333
New York State Thruway Authority Rev., 5.00%, 1/1/23	25,000	27,110
New York State Thruway Authority Rev., 5.00%, 1/1/32	10,000	11,559
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26	35,000	42,502
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	15,000	18,592
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	30,000	39,198
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/34	40,000	45,261
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	35,000	40,607
Port Authority of New York & New Jersey Rev., 5.00%, 10/15/34	15,000	17,771
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	65,000	75,948
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/25	15,000	18,028
Utility Debt Securitization Authority Rev., 5.00%, 6/15/25	15,000	16,606
Utility Debt Securitization Authority Rev., 5.00%, 12/15/25	25,000	28,219
Utility Debt Securitization Authority Rev., 5.00%, 12/15/26	10,000	11,682
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	35,000	41,663
		1,307,324
Ohio — 0.4%
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/29	30,000	39,609
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/29	15,000	19,593
		59,202
Pennsylvania — 0.3%
Delaware Valley Regional Finance Authority Rev., 5.50%, 8/1/28 (Ambac)	20,000	25,797
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	20,000	22,560
		48,357
South Carolina — 0.4%
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	10,000	11,467
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	40,000	46,116
		57,583
17

Avantis Core Municipal Fixed Income Fund
	Principal Amount/Shares	Value
Texas — 0.9%
Dallas Area Rapid Transit Rev., 5.00%, 12/1/29	$15,000	$19,763
Houston GO, 5.00%, 3/1/28	10,000	12,732
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AGC)(1)	65,000	56,118
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/29	20,000	25,332
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	15,000	18,831
		132,776
Utah — 0.2%
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	25,000	34,053
Virginia — 2.2%
Richmond Public Utility Rev., 5.00%, 1/15/28	20,000	24,097
Virginia College Building Authority Rev., 5.00%, 2/1/30	165,000	212,898
Virginia Commonwealth Transportation Board Rev., 5.00%, 3/15/25	15,000	17,681
Virginia Public Building Authority Rev., 5.00%, 8/1/27	65,000	82,153
		336,829
Washington — 0.8%
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/32	35,000	41,625
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	35,000	44,112
State of Washington Rev., 5.00%, 9/1/23	25,000	27,881
		113,618
TOTAL MUNICIPAL SECURITIES (Cost $4,915,441)		4,908,313
TEMPORARY CASH INVESTMENTS — 82.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $12,369,959)	12,369,959	12,369,959
TOTAL INVESTMENT SECURITIES — 115.2% (Cost $17,285,400)		17,278,272
OTHER ASSETS AND LIABILITIES(2) — (15.2)%		(2,284,823)
TOTAL NET ASSETS — 100.0%		$14,993,449

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
GO	-	General Obligation
(1)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.
18

FEBRUARY 28, 2021 (UNAUDITED)

Avantis Short-Term Fixed Income Fund
	Principal Amount	Value
CORPORATE BONDS — 45.0%
Aerospace and Defense — 0.6%
General Dynamics Corp., 3.50%, 5/15/25	$42,000	$46,164
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	36,000	39,715
		85,879
Automobiles — 0.5%
American Honda Finance Corp., MTN, 1.00%, 9/10/25	78,000	77,714
Banks — 6.7%
Bank of America Corp., MTN, 3.875%, 8/1/25	66,000	73,875
Bank of Montreal, MTN, 1.85%, 5/1/25	72,000	74,425
Bank of Nova Scotia (The), 1.30%, 6/11/25	108,000	108,909
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	72,000	75,313
Citigroup, Inc., 3.30%, 4/27/25	66,000	72,329
European Bank for Reconstruction & Development, MTN, 1.50%, 2/13/25	140,000	145,093
Inter-American Development Bank, 3.00%, 2/21/24	140,000	150,905
JPMorgan Chase & Co., 3.90%, 7/15/25	66,000	73,552
Regions Financial Corp., 2.25%, 5/18/25	72,000	75,468
Royal Bank of Canada, MTN, 2.55%, 7/16/24	42,000	44,745
Santander Holdings USA, Inc., 4.50%, 7/17/25	66,000	73,790
Wells Fargo & Co., MTN, 3.55%, 9/29/25	36,000	39,754
		1,008,158
Biotechnology — 0.2%
AbbVie, Inc., 2.90%, 11/6/22	29,000	30,215
Capital Markets — 3.4%
Bank of New York Mellon Corp. (The), MTN, 3.50%, 4/28/23	102,000	109,021
Brookfield Finance, Inc., 4.00%, 4/1/24	66,000	72,241
Charles Schwab Corp. (The), 3.85%, 5/21/25	66,000	73,771
CME Group, Inc., 3.00%, 9/15/22	72,000	74,975
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	66,000	72,939
Janus Capital Group, Inc., 4.875%, 8/1/25	30,000	34,266
Lazard Group LLC, 3.75%, 2/13/25	66,000	72,064
		509,277
Chemicals — 0.5%
DuPont de Nemours, Inc., 2.17%, 5/1/23	48,000	48,252
Mosaic Co. (The), 4.25%, 11/15/23	30,000	32,653
		80,905
Consumer Finance — 1.5%
Capital One Financial Corp., 4.25%, 4/30/25	66,000	74,036
Discover Financial Services, 4.50%, 1/30/26	65,000	74,098
Synchrony Financial, 4.50%, 7/23/25	66,000	73,746
		221,880
Containers and Packaging — 0.1%
Packaging Corp. of America, 3.65%, 9/15/24	13,000	14,227
Electric Utilities — 0.7%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25(1)	36,000	40,184
Duke Energy Progress LLC, 3.25%, 8/15/25	24,000	26,255
PPL Capital Funding, Inc., 3.50%, 12/1/22	36,000	37,642
		104,081
Electronic Equipment, Instruments and Components — 0.6%
Flex Ltd., 3.75%, 2/1/26	47,000	51,295
19

Avantis Short-Term Fixed Income Fund
	Principal Amount	Value
Keysight Technologies, Inc., 4.55%, 10/30/24	$36,000	$40,562
		91,857
Entertainment — 0.3%
TWDC Enterprises 18 Corp., MTN, 3.15%, 9/17/25	36,000	39,431
Equity Real Estate Investment Trusts (REITs) — 4.1%
Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	66,000	72,335
Boston Properties LP, 3.20%, 1/15/25	66,000	71,023
Brixmor Operating Partnership LP, 3.25%, 9/15/23	63,000	66,773
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	36,000	38,478
CubeSmart LP, 4.375%, 12/15/23	66,000	72,076
Digital Realty Trust LP, 4.75%, 10/1/25	66,000	75,869
Kimco Realty Corp., 3.30%, 2/1/25	66,000	71,442
Welltower, Inc., 3.95%, 9/1/23	72,000	77,897
WP Carey, Inc., 4.00%, 2/1/25	66,000	72,535
		618,428
Food and Staples Retailing — 0.5%
Costco Wholesale Corp., 2.75%, 5/18/24	42,000	44,993
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	24,000	26,423
		71,416
Food Products — 0.6%
Bunge Ltd. Finance Corp., 4.35%, 3/15/24	27,000	29,780
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	29,000	29,360
Hershey Co. (The), 2.05%, 11/15/24	36,000	37,918
		97,058
Health Care Providers and Services — 2.0%
Cardinal Health, Inc., 3.50%, 11/15/24	69,000	75,044
Cigna Corp., 3.05%, 11/30/22	29,000	30,298
CommonSpirit Health, 2.76%, 10/1/24	36,000	38,365
HCA, Inc., 5.00%, 3/15/24	66,000	73,947
Humana, Inc., 4.50%, 4/1/25	66,000	74,711
		292,365
Household Products — 0.3%
Colgate-Palmolive Co., MTN, 3.25%, 3/15/24	20,000	21,734
Procter & Gamble Co. (The), 3.10%, 8/15/23	28,000	30,037
		51,771
Insurance — 3.3%
Aflac, Inc., 3.625%, 6/15/23	49,000	52,675
American International Group, Inc., 3.75%, 7/10/25	66,000	72,916
Loews Corp., 2.625%, 5/15/23	72,000	75,119
MetLife, Inc., 4.37%, 9/15/23	95,000	104,500
Principal Financial Group, Inc., 3.40%, 5/15/25	66,000	72,068
Prudential Financial, Inc., MTN, 3.50%, 5/15/24	42,000	46,052
Unum Group, 4.50%, 3/15/25	66,000	74,043
		497,373
Internet and Direct Marketing Retail — 0.2%
Booking Holdings, Inc., 4.10%, 4/13/25	30,000	33,452
IT Services — 0.5%
Western Union Co. (The), 2.85%, 1/10/25	72,000	76,337
Machinery — 1.4%
Caterpillar Financial Services Corp., MTN, 1.45%, 5/15/25	36,000	36,731
Cummins, Inc., 3.65%, 10/1/23	42,000	45,275
20

Avantis Short-Term Fixed Income Fund
	Principal Amount	Value
Illinois Tool Works, Inc., 3.50%, 3/1/24	$42,000	$45,614
John Deere Capital Corp., MTN, 3.45%, 1/10/24	69,000	75,118
		202,738
Media — 0.5%
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	24,000	27,748
Comcast Corp., 3.375%, 8/15/25	42,000	46,119
		73,867
Metals and Mining — 1.2%
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23	34,000	37,069
Kinross Gold Corp., 5.95%, 3/15/24	42,000	47,688
Rio Tinto Finance USA Ltd., 3.75%, 6/15/25	48,000	53,324
Steel Dynamics, Inc., 2.40%, 6/15/25	42,000	44,124
		182,205
Multi-Utilities — 0.2%
Dominion Energy, Inc., 2.75%, 9/15/22	36,000	37,127
Multiline Retail — 0.5%
Dollar Tree, Inc., 4.00%, 5/15/25	66,000	73,456
Oil, Gas and Consumable Fuels — 6.0%
Canadian Natural Resources Ltd., 2.05%, 7/15/25	36,000	36,890
Chevron Corp., 1.14%, 5/11/23	108,000	109,946
Enbridge, Inc., 2.50%, 1/15/25	72,000	75,507
Enterprise Products Operating LLC, 3.35%, 3/15/23	72,000	75,597
EOG Resources, Inc., 2.625%, 3/15/23	72,000	75,038
Equinor ASA, 2.875%, 4/6/25	35,000	37,591
Equinor ASA, 1.75%, 1/22/26	40,000	41,258
Exxon Mobil Corp., 2.71%, 3/6/25	72,000	76,630
Phillips 66 Partners LP, 2.45%, 12/15/24	36,000	37,774
Shell International Finance BV, 3.25%, 5/11/25	66,000	71,984
Total Capital Canada Ltd., 2.75%, 7/15/23	72,000	76,138
TransCanada PipeLines Ltd., 2.50%, 8/1/22	72,000	74,145
Valero Energy Corp., 2.85%, 4/15/25	36,000	38,010
Williams Cos., Inc. (The), 4.00%, 9/15/25	66,000	73,301
		899,809
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), 2.00%, 12/1/24	36,000	37,875
Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co., 3.55%, 8/15/22	72,000	75,405
GlaxoSmithKline Capital, Inc., 3.625%, 5/15/25	18,000	19,990
Novartis Capital Corp., 1.75%, 2/14/25	29,000	30,004
Novartis Capital Corp., 3.00%, 11/20/25	27,000	29,392
Royalty Pharma plc, 1.20%, 9/2/25(1)	78,000	77,693
		232,484
Road and Rail — 0.4%
Ryder System, Inc., MTN, 2.50%, 9/1/24	36,000	38,078
Ryder System, Inc., MTN, 3.35%, 9/1/25	18,000	19,657
		57,735
Semiconductors and Semiconductor Equipment — 1.9%
Broadcom, Inc., 4.70%, 4/15/25	66,000	74,539
Microchip Technology, Inc., 4.33%, 6/1/23	48,000	51,867
Micron Technology, Inc., 4.64%, 2/6/24	36,000	39,773
NXP BV / NXP Funding LLC, 4.875%, 3/1/24(1)	42,000	46,880
21

Avantis Short-Term Fixed Income Fund
	Principal Amount/Shares	Value
QUALCOMM, Inc., 3.00%, 5/20/22	$72,000	$74,463
		287,522
Software — 1.7%
Intuit, Inc., 0.95%, 7/15/25	42,000	42,134
Microsoft Corp., 2.875%, 2/6/24	84,000	89,915
Oracle Corp., 2.95%, 5/15/25	42,000	45,202
VMware, Inc., 4.50%, 5/15/25	66,000	74,291
		251,542
Specialty Retail — 1.0%
Home Depot, Inc. (The), 3.75%, 2/15/24	66,000	71,884
Ross Stores, Inc., 4.60%, 4/15/25	66,000	75,001
		146,885
Technology Hardware, Storage and Peripherals — 1.2%
Apple, Inc., 0.75%, 5/11/23	102,000	102,969
Apple, Inc., 3.00%, 2/9/24	35,000	37,491
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	36,000	41,523
		181,983
Trading Companies and Distributors — 0.5%
Air Lease Corp., MTN, 2.875%, 1/15/26	71,000	73,929
TOTAL CORPORATE BONDS (Cost $6,761,394)		6,740,981
U.S. TREASURY SECURITIES — 38.9%
U.S. Treasury Notes, 0.125%, 6/30/22	900,000	900,422
U.S. Treasury Notes, 0.125%, 9/30/22	900,000	900,140
U.S. Treasury Notes, 0.125%, 2/15/24	750,000	746,807
U.S. Treasury Notes, 2.75%, 2/15/24	700,000	751,269
U.S. Treasury Notes, 2.125%, 2/29/24	700,000	738,555
U.S. Treasury Notes, 2.375%, 2/29/24	700,000	743,887
U.S. Treasury Notes, 2.375%, 8/15/24	700,000	748,344
U.S. Treasury Notes, 0.375%, 11/30/25	150,000	147,908
U.S. Treasury Notes, 0.375%, 1/31/26	150,000	147,586
TOTAL U.S. TREASURY SECURITIES (Cost $5,829,976)		5,824,918
U.S. GOVERNMENT AGENCY SECURITIES — 2.6%
FHLMC, 0.25%, 11/6/23	250,000	249,926
FNMA, 0.25%, 5/22/23	150,000	150,249
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $399,967)		400,175
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Canada — 0.2%
Export Development Canada, 2.75%, 3/15/23 (Cost $26,247)	25,000	26,307
TEMPORARY CASH INVESTMENTS — 14.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,165,599)	2,165,599	2,165,599
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $15,183,183)		15,157,980
OTHER ASSETS AND LIABILITIES — (1.2)%		(181,663)
TOTAL NET ASSETS — 100.0%		$14,976,317

22

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
MTN	-	Medium Term Note
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $164,757, which represented 1.1% of total net assets.

See Notes to Financial Statements.
23

Statements of Assets and Liabilities

FEBRUARY 28, 2021 (UNAUDITED)
	Avantis Core Fixed Income Fund	Avantis Core Municipal Fixed Income Fund
Assets
Investment securities, at value (cost of $17,808,145 and $17,285,400, respectively)	$17,783,833	$17,278,272
Cash	—	193,748
Deposits with broker for swap agreements	7,893	—
Interest receivable	90,629	47,663
	17,882,355	17,519,683

Liabilities
Payable for investments purchased	2,903,410	2,526,004
Payable for variation margin on swap agreements	480	—
Accrued management fees	228	230
	2,904,118	2,526,234

Net Assets	$14,978,237	$14,993,449

Net Assets Consist of:
Capital paid in	$15,002,960	$15,000,627
Distributable earnings	(24,723)	(7,178)
	$14,978,237	$14,993,449

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis Core Fixed Income Fund
Institutional Class	$13,979,673	1,400,275	$9.98
G Class	$998,564	100,021	$9.98
Avantis Core Municipal Fixed Income Fund
Institutional Class	$13,993,871	1,400,057	$10.00
G Class	$999,578	100,006	$10.00

See Notes to Financial Statements.
24

FEBRUARY 28, 2021 (UNAUDITED)
Avantis Short-Term Fixed Income Fund
Assets
Investment securities, at value (cost of $15,183,183)	$15,157,980
Interest receivable	74,683
15,232,663

Liabilities
Payable for investments purchased	256,116
Accrued management fees	230
256,346

Net Assets	$14,976,317

Net Assets Consist of:
Capital paid in	$15,001,519
Distributable earnings	(25,202)
$14,976,317

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis Short-Term Fixed Income Fund
Institutional Class	$13,977,881	1,400,140	$9.98
G Class	$998,436	100,012	$9.98

See Notes to Financial Statements.
25

Statements of Operations

FOR THE PERIOD ENDED FEBRUARY 28, 2021 (UNAUDITED)
	Avantis Core Fixed Income Fund(1)	Avantis Core Municipal Fixed Income Fund(1)
Investment Income (Loss)
Income:
Interest	$3,191	$808

Expenses:
Management fees	245	247
Fees waived - G Class	(16)	(16)
	229	231

Net investment income (loss)	2,962	577

Realized and Unrealized Gain (Loss)
Change in net unrealized appreciation (depreciation) on:
Investments	(24,312)	(7,128)
Swap agreements	(413)	—
	(24,725)	(7,128)

Net realized and unrealized gain (loss)	(24,725)	(7,128)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(21,763)	$(6,551)

(1)February 24, 2021 (fund inception) through February 28, 2021.

See Notes to Financial Statements.

26

FOR THE PERIOD ENDED FEBRUARY 28, 2021 (UNAUDITED)
Avantis Short-Term Fixed Income Fund(1)
Investment Income (Loss)
Income:
Interest	$1,750

Expenses:
Management fees	246
Fees waived - G Class	(16)
230

Net investment income (loss)	1,520

Realized and Unrealized Gain (Loss)
Change in net unrealized appreciation (depreciation) on investments	(25,203)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(23,683)

(1)February 24, 2021 (fund inception) through February 28, 2021.

See Notes to Financial Statements.

27

Statements of Changes in Net Assets

PERIOD ENDED FEBRUARY 28, 2021 (UNAUDITED)
	Avantis Core Fixed Income Fund(1)	Avantis Core Municipal Fixed Income Fund(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,962	$577
Change in net unrealized appreciation (depreciation)	(24,725)	(7,128)
Net increase (decrease) in net assets resulting from operations	(21,763)	(6,551)

Distributions to Shareholders
From earnings
Institutional Class	(2,748)	(570)
G Class	(212)	(57)
Decrease in net assets from distributions	(2,960)	(627)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	15,002,960	15,000,627

Net increase (decrease) in net assets	14,978,237	14,993,449

Net Assets
End of period	$14,978,237	$14,993,449

(1)February 24, 2021 (fund inception) through February 28, 2021.

See Notes to Financial Statements.

28

PERIOD ENDED FEBRUARY 28, 2021 (UNAUDITED)
Avantis Short-Term Fixed Income Fund(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,520
Change in net unrealized appreciation (depreciation)	(25,203)
Net increase (decrease) in net assets resulting from operations	(23,683)

Distributions to Shareholders
From earnings:
Institutional Class	(1,402)
G Class	(117)
Decrease in net assets from distributions	(1,519)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	15,001,519

Net increase (decrease) in net assets	14,976,317

Net Assets
End of period	$14,976,317

(1)February 24, 2021 (fund inception) through February 28, 2021.

See Notes to Financial Statements.
29

Notes to Financial Statements

FEBRUARY 28, 2021 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Core Fixed Income Fund, Avantis Core Municipal Fixed Income Fund and Avantis Short-Term Fixed Income Fund (collectively, the funds) are three funds in a series issued by the trust. The investment objective for Avantis Core Fixed Income Fund and Avantis Short-Term Fixed Income Fund is to seek to maximize total return. Avantis Core Municipal Fixed Income Fund’s investment objective is to seek current income that is exempt from federal income tax. The funds offer the Institutional Class and G Class. All classes of the funds commenced sale on February 24, 2021, the funds’ inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, municipal securities, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported NAV per share. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the funds determine that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the funds may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the funds to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The funds monitor for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
30

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The funds may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The funds may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 100% of the shares of the Avantis Core Fixed Income Fund, Avantis Core Municipal Fixed Income Fund and Avantis Short-Term Fixed Income Fund. Related parties do not invest in the funds for the purpose of exercising management or control.

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Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

For the period ended February 28, 2021, the annual management fees for the Institutional Class and the effective annual management fees before and after waiver for G Class for each fund are as follows:

		Effective Annual Management Fee
	Institutional Class	G Class Before Waiver	G Class After Waiver
Avantis Core Fixed Income Fund	0.15%	0.15%	0.00%
Avantis Core Municipal Fixed Income Fund	0.15%	0.15%	0.00%
Avantis Short-Term Fixed Income Fund	0.15%	0.15%	0.00%

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2021 were as follows:

	Avantis Core Fixed Income Fund(1)	Avantis Core Municipal Fixed Income Fund(1)	Avantis Short-Term Fixed Income Fund(1)
Purchases	$15,434,485(2)	$4,915,937	$13,019,255(3)
Sales	—	—	—
(1)February 24, 2021 (fund inception) through February 28, 2021.
(2)$6,501,553 represented U.S. Treasury and Government Agency obligations.
(3)$6,230,421 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Period ended February 28, 2021(1)
	Shares	Amount
Avantis Core Fixed Income Fund
Institutional Class
Sold	1,400,000	$14,000,000
Issued in reinvestment of distributions	275	2,748
	1,400,275	14,002,748
G Class
Sold	100,000	1,000,000
Issued in reinvestment of distributions	21	212
	100,021	1,000,212
Net increase (decrease)	1,500,296	$15,002,960

(1)February 24, 2021 (fund inception) through February 28, 2021.

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	Period ended February 28, 2021(1)
	Shares	Amount
Avantis Core Municipal Fixed Income Fund
Institutional Class
Sold	1,400,000	$14,000,000
Issued in reinvestment of distributions	57	570
	1,400,057	14,000,570
G Class
Sold	100,000	1,000,000
Issued in reinvestment of distributions	6	57
	100,006	1,000,057
Net increase (decrease)	1,500,063	$15,000,627

Avantis Short-Term Fixed Income Fund
Institutional Class
Sold	1,400,000	$14,000,000
Issued in reinvestment of distributions	140	1,402
	1,400,140	14,001,402
G Class
Sold	100,000	1,000,000
Issued in reinvestment of distributions	12	117
	100,012	1,000,117
Net increase (decrease)	1,500,152	$15,001,519

(1)February 24, 2021 (fund inception) through February 28, 2021.

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedules of Investments provides additional information on the funds' portfolio holdings.

Avantis Core Fixed Income Fund

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$8,912,099	—
U.S. Treasury Securities	—	4,426,411	—
U.S. Government Agency Mortgage-Backed Securities	—	2,619,909	—
Commercial Paper	—	699,740	—
U.S. Government Agency Securities	—	150,249	—
Temporary Cash Investments	$975,425	—	—
	$975,425	$16,808,408	—
Other Financial Instruments
Swap Agreements	—	$6,287	—

Avantis Core Municipal Fixed Income Fund

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$4,908,313	—
Temporary Cash Investments	$12,369,959	—	—
	$12,369,959	$4,908,313	—

Avantis Short-Term Fixed Income Fund

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$6,740,981	—
U.S. Treasury Securities	—	5,824,918	—
U.S. Government Agency Securities	—	400,175	—
Sovereign Governments and Agencies	—	26,307	—
Temporary Cash Investments	$2,165,599	—	—
	$2,165,599	$12,992,381	—

7. Derivative Instruments

Credit Risk — The funds are subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. Avantis Core Fixed Income
Fund's average notional amount held during the period was $300,000.

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The value of credit risk derivative instruments for Avantis Core Fixed Income Fund as of February 28, 2021, is
disclosed on the Statement of Assets and Liabilities as a liability of $480 in payable for variation margin on swap agreements.* For the period from February 24, 2021 (fund inception) through February 28, 2021, the effect of credit risk derivative instruments on the Statement of Operations was $(413) in change in net unrealized appreciation (depreciation) on swap agreements.

*Included in the unrealized appreciation (depreciation) on centrally cleared swap agreements, as reported in the Schedule of Investments.

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the funds.
9. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Core Fixed Income Fund	Avantis Core Municipal Fixed Income Fund	Avantis Short-Term Fixed Income Fund
Federal tax cost of investments	$17,808,145	$17,285,400	$15,183,183
Gross tax appreciation of investments	$18,767	$6,486	$2,098
Gross tax depreciation of investments	(43,079)	(13,614)	(27,301)
Net tax appreciation (depreciation) of investments	$(24,312)	$(7,128)	$(25,203)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

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Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Core Fixed Income Fund
Institutional Class
2021(3)	$10.00	—(4)	(0.02)	(0.02)	—(4)	$9.98	(0.18)%	0.15%(5)	0.15%(5)	1.81%(5)	1.81%(5)	0.00%	$13,980
G Class
2021(3)	$10.00	—(4)	(0.02)	(0.02)	—(4)	$9.98	(0.18)%	0.00%(5)	0.15%(5)	1.96%(5)	1.81%(5)	0.00%	$999

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)February 24, 2021 (fund inception) through February 28, 2021 (unaudited).
(4)Per-share amount was less than $0.005.
(5)Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Core Municipal Fixed Income Fund
Institutional Class
2021(3)	$10.00	—(4)	—(4)	—(4)	—(4)	$10.00	0.00%	0.15%(5)	0.15%(5)	0.34%(5)	0.34%(5)	0.00%	$13,994
G Class
2021(3)	$10.00	—(4)	—(4)	—(4)	—(4)	$10.00	0.01%	0.00%(5)	0.15%(5)	0.49%(5)	0.34%(5)	0.00%	$1,000

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)February 24, 2021 (fund inception) through February 28, 2021 (unaudited).
(4)Per-share amount was less than $0.005.
(5)Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Short-Term Fixed Income Fund
Institutional Class
2021(3)	$10.00	—(4)	(0.02)	(0.02)	—(4)	$9.98	(0.19)%	0.15%(5)	0.15%(5)	0.92%(5)	0.92%(5)	0.00%	$13,978
G Class
2021(3)	$10.00	—(4)	(0.02)	(0.02)	—(4)	$9.98	(0.19)%	0.00%(5)	0.15%(5)	1.07%(5)	0.92%(5)	0.00%	$998

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)February 24, 2021 (fund inception) through February 28, 2021 (unaudited).
(4)Per-share amount was less than $0.005.
(5)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 5, 2020, the Funds’ Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Avantis Core Fixed Income Fund, the Avantis Core Municipal Fixed Income Fund and the Avantis Short-Term Fixed Income Fund (collectively the "New Funds"). Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent trustees and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the New Funds. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Funds’ characteristics and key attributes, the rationale for launching the New Funds, the experience of the staff designated to manage the New Funds, the proposed pricing, and the markets in which the New Funds would be sold. The information considered and the discussions held included, but were not limited to:

•the nature, extent, and quality of investment management and other services to be provided to the New Funds;
•the wide range of other programs and services the Advisor would provide to each New Fund and its shareholders on a routine and non-routine basis;
•each New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning each New Fund compared to the cost of owning similar funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Funds.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing each New Fund’s fee to the total expense ratio of peer funds. The annual management fees charged to shareholders of each of the Avantis Core Fixed Income Fund, the Avantis Core Municipal Fixed Income Fund and the Avantis Short-Term Fixed Income Fund were below the median of the total expense ratios of their respective peer universe.

When considering the approval of the management agreement for the New Funds, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Funds and the risk that the New Funds will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Funds would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the New Funds.

The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the New Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the New Funds and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

40

Contact Us	avantisinvestors.com
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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96961 2104

(b)    None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)    The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)    Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)    The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)    Not applicable.

(a)(4)    Not applicable.

(b)    A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century ETF Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	April 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	April 27, 2021

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and Chief Financial Officer
(principal financial officer)

Date:	April 27, 2021